UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08239

ProFunds

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD	20814
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (240) 497-6400

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Item 1.	Schedule of Investments.

Bull ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (93.1%)
3M Co. (Miscellaneous Manufacturing)	5,148	$377,657
Abbott Laboratories (Pharmaceuticals)	10,404	441,130
ACE, Ltd. (Insurance)	1,908	89,810
ADC Telecommunications, Inc. * (Telecommunications)	792	18,105
Adobe Systems, Inc. (Software)	3,312	98,863
Advanced Micro Devices, Inc. * (Semiconductors)	2,664	67,133
Aetna, Inc. (Healthcare - Services)	1,908	164,355
Affiliated Computer Services, Inc.- Class A * (Computers)	828	45,209
AFLAC, Inc. (Insurance)	3,348	151,664
Agilent Technologies, Inc. * (Electronics)	3,240	106,110
Air Products & Chemicals, Inc. (Chemicals)	1,476	81,387
Alberto-Culver Co. - Class B (Cosmetics/Personal Care)	504	22,554
Albertson’s, Inc. (Food)	2,412	61,868
Alcoa, Inc. (Mining)	5,832	142,417
Allegheny Energy, Inc. * (Electric)	1,080	33,178
Allegheny Technologies, Inc. (Iron/Steel)	576	17,844
Allergan, Inc. (Pharmaceuticals)	864	79,160
Allied Waste Industries, Inc. * (Environmental Control)	1,476	12,472
Allstate Corp. (Insurance)	4,356	240,843
Alltel Corp. (Telecommunications)	2,556	166,421
Altera Corp. * (Semiconductors)	2,556	48,845
Altria Group, Inc. (Agriculture)	13,752	1,013,660
Ambac Financial Group, Inc. (Insurance)	720	51,883
Amerada Hess Corp. (Oil & Gas)	540	74,250
Ameren Corp. (Electric)	1,332	71,249
American Electric Power, Inc. (Electric)	2,592	102,902
American Express Co. (Diversified Financial Services)	8,244	473,535
American International Group, Inc. (Insurance)	17,172	1,063,977
American Power Conversion Corp. (Electrical Components & Equipment)	1,152	29,837
American Standard Cos. (Building Materials)	1,224	56,977
AmerisourceBergen Corp. (Pharmaceuticals)	684	52,873
Amgen, Inc. * (Biotechnology)	8,064	642,459
AmSouth Bancorp (Banks)	2,340	59,108
Anadarko Petroleum Corp. (Oil & Gas)	1,584	151,668
Analog Devices, Inc. (Semiconductors)	2,484	92,256

See accompanying notes to the Schedules of Portfolio Investments.

Andrew Corp. * (Telecommunications)	1,080	12,042
Anheuser-Busch Cos., Inc. (Beverages)	5,220	224,669
AON Corp. (Insurance)	2,124	68,138
Apache Corp. (Oil & Gas)	2,160	162,475
Apartment Investment and Management Co. - Class A (REIT)	648	25,129
Apollo Group, Inc. - Class A * (Commercial Services)	972	64,531
Apple Computer, Inc. * (Computers)	5,508	295,284
Applera Corp. - Applied Biosystems Group (Electronics)	1,296	30,119
Applied Materials, Inc. (Semiconductors)	10,764	182,557
Applied Micro Circuits Corp. * (Semiconductors)	2,088	6,264
Archer-Daniels-Midland Co. (Agriculture)	4,284	105,643
Archstone-Smith Trust (REIT)	1,404	55,977
Ashland, Inc. (Chemicals)	504	27,841
AT&T Corp. (Telecommunications)	5,292	104,782
Autodesk, Inc. (Software)	1,512	70,217
Automatic Data Processing, Inc. (Software)	3,888	167,340
AutoNation, Inc. * (Retail)	1,224	24,443
AutoZone, Inc. * (Retail)	360	29,970
Avaya, Inc. * (Telecommunications)	2,916	30,035
Avery Dennison Corp. (Household Products/Wares)	756	39,607
Avon Products, Inc. (Cosmetics/Personal Care)	3,168	85,536
Baker Hughes, Inc. (Oil & Gas Services)	2,268	135,354
Ball Corp. (Packaging & Containers)	720	26,453
Bank of America Corp. (Banks)	26,748	1,126,092
Bank of New York Co., Inc. (Banks)	5,220	153,520
Bard (C.R.), Inc. (Healthcare - Products)	684	45,165
Bausch & Lomb, Inc. (Healthcare - Products)	360	29,045
Baxter International, Inc. (Healthcare - Products)	4,068	162,191
BB&T Corp. (Banks)	3,672	143,392
Bear Stearns Cos., Inc. (Diversified Financial Services)	756	82,971
Becton, Dickinson & Co. (Healthcare - Products)	1,656	86,824
Bed Bath & Beyond, Inc. * (Retail)	2,016	81,003
BellSouth Corp. (Telecommunications)	12,204	320,965
Bemis Co., Inc. (Packaging & Containers)	720	17,784
Best Buy Co., Inc. (Retail)	2,736	119,098
Big Lots, Inc. * (Retail)	756	8,308
Biogen Idec, Inc. * (Biotechnology)	2,268	89,541
Biomet, Inc. (Healthcare - Products)	1,656	57,480
BJ Services Co. (Oil & Gas Services)	2,160	77,738
Black & Decker Corp. (Hand/Machine Tools)	540	44,328

See accompanying notes to the Schedules of Portfolio Investments.

BMC Software, Inc. * (Software)	1,476	31,144
Boeing Co. (Aerospace/Defense)	5,472	371,822
Boston Scientific Corp. * (Healthcare - Products)	3,960	92,545
Bristol-Myers Squibb Co. (Pharmaceuticals)	13,068	314,416
Broadcom Corp. - Class A * (Semiconductors)	1,908	89,504
Brown-Forman Corp. (Beverages)	540	32,152
Brunswick Corp. (Leisure Time)	648	24,449
Burlington Northern Santa Fe Corp. (Transportation)	2,484	148,543
Burlington Resources, Inc. (Oil & Gas)	2,556	207,854
Calpine Corp. * (Electric)	3,852	9,977
Campbell Soup Co. (Food)	1,260	37,485
Capital One Financial Corp. (Diversified Financial Services)	1,944	154,587
Cardinal Health, Inc. (Pharmaceuticals)	2,808	178,140
Caremark Rx, Inc. * (Pharmaceuticals)	2,952	147,393
Carnival Corp. (Leisure Time)	2,880	143,942
Caterpillar, Inc. (Machinery - Construction & Mining)	4,572	268,605
Cendant Corp. (Commercial Services)	6,984	144,150
CenterPoint Energy, Inc. (Electric)	2,052	30,513
Centex Corp. (Home Builders)	864	55,797
CenturyTel, Inc. (Telecommunications)	864	30,223
ChevronTexaco Corp. (Oil & Gas)	15,120	978,718
Chiron Corp. * (Biotechnology)	720	31,406
Chubb Corp. (Insurance)	1,296	116,057
CIENA Corp. * (Telecommunications)	3,960	10,454
CIGNA Corp. (Insurance)	864	101,831
Cincinnati Financial Corp. (Insurance)	1,152	48,257
Cinergy Corp. (Electric)	1,332	59,154
Cintas Corp. (Textiles)	936	38,423
Circuit City Stores, Inc. (Retail)	1,116	19,151
Cisco Systems, Inc. * (Telecommunications)	42,264	757,795
CIT Group, Inc. (Diversified Financial Services)	1,332	60,180
Citigroup, Inc. (Diversified Financial Services)	34,452	1,568,256
Citizens Communications Co. (Telecommunications)	2,268	30,731
Citrix Systems, Inc. * (Software)	1,152	28,961
Clear Channel Communications, Inc. (Media)	3,564	117,220
Clorox Co. (Household Products/Wares)	720	39,989
CMS Energy Corp. * (Electric)	1,440	23,688
Coach, Inc. * (Apparel)	2,556	80,156
Coca-Cola Co. (Beverages)	13,860	598,613
Coca-Cola Enterprises, Inc. (Beverages)	1,980	38,610
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,456	182,442
Comcast Corp. - Special Class A * (Media)	14,652	430,477
Comerica, Inc. (Banks)	1,116	65,732

See accompanying notes to the Schedules of Portfolio Investments.

Compass Bancshares, Inc. (Banks)	828	37,947
Computer Associates International, Inc. (Software)	3,132	87,101
Computer Sciences Corp. * (Computers)	1,224	57,907
Compuware Corp. * (Software)	2,592	24,624
Comverse Technology, Inc. * (Telecommunications)	1,368	35,937
ConAgra Foods, Inc. (Food)	3,456	85,536
ConocoPhillips (Oil & Gas)	9,252	646,807
Consolidated Edison, Inc. (Electric)	1,620	78,651
Constellation Brands, Inc. * (Beverages)	1,296	33,696
Constellation Energy Group, Inc. (Electric)	1,188	73,181
Convergys Corp. * (Commercial Services)	936	13,450
Cooper Industries, Ltd. - Class A (Miscellaneous Manufacturing)	612	42,314
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	396	6,047
Corning, Inc. * (Telecommunications)	10,260	198,326
Costco Wholesale Corp. (Retail)	3,204	138,060
Countrywide Credit Industries, Inc. (Diversified Financial Services)	3,960	130,601
Coventry Health Care, Inc. * (Healthcare - Services)	720	61,934
CSX Corp. (Transportation)	1,440	66,931
Cummins, Inc. (Machinery-Diversified)	324	28,509
CVS Corp. (Retail)	5,400	156,654
D.R. Horton, Inc. (Home Builders)	1,836	66,500
Dana Corp. (Auto Parts & Equipment)	1,296	12,195
Danaher Corp. (Miscellaneous Manufacturing)	1,584	85,267
Darden Restaurants, Inc. (Retail)	900	27,333
Deere & Co. (Machinery-Diversified)	1,620	99,143
Dell, Inc. * (Computers)	16,056	549,115
Delphi Corp. (Auto Parts & Equipment)	4,140	11,426
Devon Energy Corp. (Oil & Gas)	3,024	207,567
Dillards, Inc. - Class A (Retail)	432	9,020
Dollar General Corp. (Retail)	2,160	39,614
Dominion Resources, Inc. (Electric)	2,268	195,365
Dover Corp. (Miscellaneous Manufacturing)	1,332	54,332
Dow Jones & Co., Inc. (Media)	396	15,123
DTE Energy Co. (Electric)	1,188	54,482
Du Pont (Chemicals)	6,660	260,872
Duke Energy Corp. (Electric)	6,156	179,570
Dynegy, Inc. - Class A * (Pipelines)	1,944	9,156
E*TRADE Financial Corp.* (Diversified Financial Services)	2,484	43,718
Eastman Chemical Co. (Chemicals)	540	25,364
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,908	46,422
Eaton Corp. (Miscellaneous Manufacturing)	972	61,771
eBay, Inc. * (Internet)	7,416	305,539
Ecolab, Inc. (Chemicals)	1,224	39,082

See accompanying notes to the Schedules of Portfolio Investments.

Edison International (Electric)	2,160	102,125
El Paso Corp. (Pipelines)	4,356	60,548
Electronic Arts, Inc. * (Software)	2,052	116,738
Electronic Data Systems Corp. (Computers)	3,456	77,553
Eli Lilly & Co. (Pharmaceuticals)	7,632	408,465
EMC Corp. * (Computers)	16,344	211,491
Emerson Electric Co. (Electrical Components & Equipment)	2,808	201,614
Engelhard Corp. (Chemicals)	792	22,105
Entergy Corp. (Electric)	1,368	101,670
EOG Resources, Inc. (Oil & Gas)	1,620	121,338
Equifax, Inc. (Commercial Services)	864	30,188
Equity Office Properties Trust (REIT)	2,736	89,495
Equity Residential Properties Trust (REIT)	1,908	72,218
Exelon Corp. (Electric)	4,392	234,707
Express Scripts, Inc * (Pharmaceuticals)	972	60,458
Exxon Mobil Corp. (Oil & Gas)	42,048	2,671,730
Family Dollar Stores, Inc. (Retail)	1,116	22,175
Fannie Mae (Diversified Financial Services)	6,552	293,661
Federated Department Stores, Inc. (Retail)	1,764	117,959
Federated Investors, Inc. - Class B (Diversified Financial Services)	540	17,944
FedEx Corp. (Transportation)	2,016	175,654
Fifth Third Bancorp (Banks)	3,924	144,129
First Data Corp. (Software)	5,256	210,240
First Horizon National Corp. (Banks)	828	30,098
FirstEnergy Corp. (Electric)	2,196	114,456
Fiserv, Inc. * (Software)	1,260	57,796
Fisher Scientific International, Inc. * (Electronics)	828	51,377
Fluor Corp. (Engineering & Construction)	576	37,083
Ford Motor Co. (Auto Manufacturers)	12,528	123,526
Forest Laboratories, Inc. * (Pharmaceuticals)	2,304	89,787
Fortune Brands, Inc. (Household Products/Wares)	972	79,053
FPL Group, Inc. (Electric)	2,628	125,093
Franklin Resources, Inc. (Diversified Financial Services)	1,008	84,632
Freddie Mac (Diversified Financial Services)	4,716	266,265
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	1,188	57,725
Freescale Semiconductor, Inc. - Class B * (Semiconductors)	2,736	64,515
Gannett Co., Inc. (Media)	1,620	111,505
Gateway, Inc. * (Computers)	1,800	4,860
General Dynamics Corp. (Aerospace/Defense)	1,332	159,241
General Electric Co. (Miscellaneous Manufacturing)	70,236	2,364,845
General Mills, Inc. (Food)	2,448	117,994
General Motors Corp. (Auto Manufacturers)	3,816	116,808

See accompanying notes to the Schedules of Portfolio Investments.

Genuine Parts Co. (Distribution/Wholesale)	1,152	49,420
Genzyme Corp. * (Biotechnology)	1,692	121,215
Georgia Pacific Corp. (Forest Products & Paper)	1,692	57,630
Gilead Sciences, Inc. * (Pharmaceuticals)	3,024	147,450
Gillette Co. (Cosmetics/Personal Care)	5,976	347,803
Golden West Financial Corp. (Savings & Loans)	1,692	100,488
Goodrich Corp. (Aerospace/Defense)	828	36,714
Guidant Corp. (Healthcare - Products)	2,232	153,762
H & R Block, Inc. (Commercial Services)	2,160	51,797
Halliburton Co. (Oil & Gas Services)	3,384	231,872
Harley-Davidson, Inc. (Leisure Time)	1,836	88,936
Harrah’s Entertainment, Inc. (Lodging)	1,224	79,793
Hartford Financial Services Group, Inc. (Insurance)	1,980	152,797
Hasbro, Inc. (Toys/Games/Hobbies)	1,188	23,344
HCA, Inc. (Healthcare - Services)	3,024	144,910
Health Management Associates, Inc. - Class A (Healthcare - Services)	1,620	38,021
Heinz (H.J.) Co. (Food)	2,268	82,873
Hercules, Inc. * (Chemicals)	756	9,238
Hewlett-Packard Co. (Computers)	19,044	556,085
Hilton Hotels Corp. (Lodging)	2,232	49,818
Home Depot, Inc. (Retail)	14,328	546,470
Honeywell International, Inc. (Miscellaneous Manufacturing)	5,724	214,650
Hospira, Inc. * (Pharmaceuticals)	1,044	42,773
Humana, Inc. * (Healthcare - Services)	1,044	49,987
Huntington Bancshares, Inc. (Banks)	1,548	34,784
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,404	115,591
IMS Health, Inc. (Software)	1,512	38,057
Ingersoll-Rand Co. - Class A (Miscellaneous Manufacturing)	2,268	86,706
Intel Corp. (Semiconductors)	40,608	1,000,988
International Business Machines Corp. (Computers)	10,692	857,711
International Flavors & Fragrances, Inc. (Chemicals)	540	19,246
International Game Technology (Entertainment)	2,232	60,264
International Paper Co. (Forest Products & Paper)	3,240	96,551
Interpublic Group of Cos., Inc. * (Advertising)	2,844	33,104
Intuit, Inc. * (Software)	1,224	54,847
ITT Industries, Inc. (Miscellaneous Manufacturing)	612	69,523
J.C. Penney Co., Inc. (Holding Company) (Retail)	1,656	78,528
J.P. Morgan Chase & Co. (Diversified Financial Services)	23,472	796,406
Jabil Circuit, Inc. * (Electronics)	1,152	35,620
Janus Capital Group, Inc. (Diversified Financial Services)	1,476	21,328
JDS Uniphase Corp. * (Telecommunications)	11,124	24,695

See accompanying notes to the Schedules of Portfolio Investments.

Jefferson-Pilot Corp. (Insurance)	900	46,053
Johnson & Johnson (Healthcare - Products)	19,836	1,255,222
Johnson Controls, Inc. (Auto Parts & Equipment)	1,296	80,417
Jones Apparel Group, Inc. (Apparel)	792	22,572
KB Home (Home Builders)	504	36,893
Kellogg Co. (Food)	1,692	78,052
Kerr-McGee Corp. (Oil & Gas)	756	73,415
KeyCorp (Banks)	2,736	88,236
KeySpan Corp. (Gas)	1,152	42,370
Kimberly-Clark Corp. (Household Products/Wares)	3,168	188,590
Kinder Morgan, Inc. (Pipelines)	648	62,312
King Pharmaceuticals, Inc. * (Pharmaceuticals)	1,584	24,362
KLA -Tencor Corp. (Semiconductors)	1,296	63,193
Knight-Ridder, Inc. (Media)	468	27,462
Kohls Corp. * (Retail)	2,304	115,615
Kroger Co. * (Food)	4,860	100,067
L-3 Communications Holdings, Inc. (Aerospace/Defense)	792	62,623
Laboratory Corp. of America Holdings * (Healthcare - Services)	900	43,839
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,260	25,452
Lexmark International, Inc. - Class A * (Computers)	792	48,352
Limited, Inc. (Retail)	2,340	47,806
Lincoln National Corp. (Insurance)	1,152	59,927
Linear Technology Corp. (Semiconductors)	2,052	77,135
Liz Claiborne, Inc. (Apparel)	720	28,310
Lockheed Martin Corp. (Aerospace/Defense)	2,412	147,228
Loews Corp. (Insurance)	900	83,169
Louisiana-Pacific Corp. (Forest Products & Paper)	756	20,934
Lowe’s Cos., Inc. (Retail)	5,184	333,850
LSI Logic Corp. * (Semiconductors)	2,664	26,240
Lucent Technologies, Inc. * (Telecommunications)	30,024	97,578
M&T Bank Corp. (Banks)	540	57,083
Manor Care, Inc. (Healthcare - Services)	540	20,741
Marathon Oil Corp. (Oil & Gas)	2,448	168,741
Marriott International, Inc. - Class A (Lodging)	1,152	72,576
Marsh & McLennan Cos., Inc. (Insurance)	3,600	109,404
Marshall & Ilsley Corp. (Banks)	1,404	61,088
Masco Corp. (Building Materials)	2,880	88,358
Mattel, Inc. (Toys/Games/Hobbies)	2,700	45,036
Maxim Integrated Products, Inc. (Semiconductors)	2,196	93,659
Maytag Corp. (Home Furnishings)	540	9,860
MBIA, Inc. (Insurance)	900	54,558
MBNA Corp. (Diversified Financial Services)	8,352	205,793

See accompanying notes to the Schedules of Portfolio Investments.

McCormick & Co., Inc. (Food)	900	29,367
McDonald’s Corp. (Retail)	8,136	272,475
McGraw-Hill Cos., Inc. (Media)	2,484	119,331
McKesson Corp. (Commercial Services)	2,016	95,659
MeadWestvaco Corp. (Forest Products & Paper)	1,224	33,807
Medco Health Solutions, Inc. * (Pharmaceuticals)	2,016	110,537
MedImmune, Inc. * (Biotechnology)	1,548	52,090
Medtronic, Inc. (Healthcare - Products)	8,100	434,322
Mellon Financial Corp. (Banks)	2,772	88,621
Merck & Co., Inc. (Pharmaceuticals)	14,616	397,701
Mercury Interactive Corp. * (Software)	576	22,810
Meredith Corp. (Media)	288	14,368
Merrill Lynch & Co., Inc. (Diversified Financial Services)	3,168	194,357
MetLife, Inc. (Insurance)	5,040	251,143
MGIC Investment Corp. (Insurance)	612	39,290
Micron Technology, Inc. * (Semiconductors)	4,248	56,498
Microsoft Corp. (Software)	61,344	1,578,382
Millipore Corp. * (Biotechnology)	360	22,640
Molex, Inc. (Electrical Components & Equipment)	972	25,933
Molson Coors Brewing Co. - Class B (Beverages)	396	25,348
Monsanto Co. (Agriculture)	1,800	112,950
Monster Worldwide, Inc. * (Internet)	828	25,428
Moody’s Corp. (Commercial Services)	1,692	86,427
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	7,344	396,135
Motorola, Inc. (Telecommunications)	16,632	367,401
Murphy Oil Corp. (Oil & Gas)	1,080	53,860
Mylan Laboratories, Inc. (Pharmaceuticals)	1,440	27,734
Nabors Industries, Ltd. * (Oil & Gas)	1,044	74,991
National City Corp. (Banks)	3,816	127,607
National Semiconductor Corp. (Semiconductors)	2,376	62,489
National-Oilwell Varco, Inc. * (Oil & Gas Services)	1,188	78,170
Navistar International Corp. * (Auto Manufacturers)	432	14,010
NCR Corp. * (Computers)	1,260	40,207
Network Appliance, Inc. * (Computers)	2,484	58,970
Newell Rubbermaid, Inc. (Housewares)	1,836	41,585
Newmont Mining Corp. (Mining)	2,916	137,548
News Corp. - Class A (Media)	16,524	257,609
NICOR, Inc. (Gas)	288	12,105
NIKE, Inc. - Class B (Apparel)	1,260	102,917
NiSource, Inc. (Electric)	1,800	43,650
Noble Corp. (Oil & Gas)	936	64,079
Nordstrom, Inc. (Retail)	1,476	50,656
Norfolk Southern Corp. (Transportation)	2,700	109,512
North Fork Bancorp, Inc. (Banks)	3,240	82,620

See accompanying notes to the Schedules of Portfolio Investments.

Northern Trust Corp. (Banks)	1,224	61,873
Northrop Grumman Corp. (Aerospace/Defense)	2,376	129,136
Novell, Inc. * (Software)	2,520	18,774
Novellus Systems, Inc. (Semiconductors)	936	23,475
Nucor Corp. (Iron/Steel)	1,044	61,586
NVIDIA Corp. * (Semiconductors)	1,116	38,256
Occidental Petroleum Corp. (Oil & Gas)	2,700	230,661
Office Depot, Inc. * (Retail)	2,124	63,083
OfficeMax, Inc. (Retail)	504	15,962
Omnicom Group, Inc. (Advertising)	1,188	99,353
Oracle Corp. * (Software)	25,344	314,012
PACCAR, Inc. (Auto Manufacturers)	1,152	78,209
Pactiv Corp. * (Packaging & Containers)	1,008	17,660
Pall Corp. (Miscellaneous Manufacturing)	828	22,770
Parametric Technology Corp. * (Software)	1,800	12,546
Parker Hannifin Corp. (Miscellaneous Manufacturing)	828	53,249
Paychex, Inc. (Commercial Services)	2,232	82,763
Peoples Energy Corp. (Gas)	252	9,924
PepsiCo, Inc. (Beverages)	11,052	626,758
PerkinElmer, Inc. (Electronics)	864	17,600
Pfizer, Inc. (Pharmaceuticals)	49,608	1,238,712
PG&E Corp. (Electric)	2,484	97,497
Phelps Dodge Corp. (Mining)	648	84,195
Pinnacle West Capital Corp. (Electric)	648	28,564
Pitney Bowes, Inc. (Office/Business Equipment)	1,548	64,614
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,224	46,402
PMC-Sierra, Inc. * (Semiconductors)	1,224	10,783
PNC Financial Services Group (Banks)	1,944	112,791
PPG Industries, Inc. (Chemicals)	1,152	68,187
PPL Corp. (Electric)	2,520	81,472
Praxair, Inc. (Chemicals)	2,160	103,529
Principal Financial Group, Inc. (Insurance)	1,872	88,677
Procter & Gamble Co. (Cosmetics/Personal Care)	16,344	971,815
Progress Energy, Inc. (Electric)	1,692	75,717
Progress Energy, Inc.CVO (Electric)	189	0
Progressive Corp. (Insurance)	1,296	135,782
Prologis (REIT)	1,584	70,187
Providian Financial Corp. * (Diversified Financial Services)	1,980	35,006
Prudential Financial, Inc. (Insurance)	3,384	228,623
Public Service Enterprise Group, Inc. (Electric)	1,584	101,946
Public Storage, Inc. (REIT)	540	36,180
Pulte Homes, Inc. (Home Builders)	1,404	60,260
QLogic Corp. * (Semiconductors)	612	20,930
Qualcomm, Inc. (Telecommunications)	10,836	484,911
Quest Diagnostics, Inc. (Healthcare - Services)	1,116	56,403

See accompanying notes to the Schedules of Portfolio Investments.

Qwest Communications International, Inc. * (Telecommunications)	10,296	42,214
R.R. Donnelley & Sons Co. (Commercial Services)	1,440	53,381
RadioShack Corp. (Retail)	900	22,320
Raytheon Co. (Aerospace/Defense)	3,024	114,972
Reebok International, Ltd. (Apparel)	360	20,365
Regions Financial Corp. (Banks)	3,060	95,227
Reynolds American, Inc. (Agriculture)	576	47,820
Robert Half International, Inc. (Commercial Services)	1,152	41,000
Rockwell Collins, Inc. (Aerospace/Defense)	1,188	57,404
Rockwell International Corp. (Machinery-Diversified)	1,224	64,750
Rohm & Haas Co. (Chemicals)	972	39,978
Rowan Cos., Inc. (Oil & Gas)	720	25,553
Ryder System, Inc. (Transportation)	432	14,783
Sabre Holdings Corp. (Leisure Time)	864	17,522
SAFECO Corp. (Insurance)	828	44,199
Safeway, Inc. (Food)	3,024	77,414
Sanmina-SCI Corp. * (Electronics)	3,636	15,598
Sara Lee Corp. (Food)	5,256	99,601
SBC Communications, Inc. (Telecommunications)	21,888	524,655
Schering-Plough Corp. (Pharmaceuticals)	9,900	208,395
Schlumberger, Ltd. (Oil & Gas Services)	3,960	334,146
Schwab (Diversified Financial Services)	7,020	101,299
Scientific-Atlanta, Inc. (Telecommunications)	1,044	39,160
Seagate Technology, Inc. (a) * (Computers)	405	0
Sealed Air Corp. * (Packaging & Containers)	540	25,628
Sears Holdings Corp. * (Retail)	684	85,103
Sempra Energy (Gas)	1,692	79,625
Sherwin-Williams Co. (Chemicals)	756	33,317
Siebel Systems, Inc. (Software)	3,492	36,072
Sigma-Aldrich Corp. (Chemicals)	468	29,980
Simon Property Group, Inc. (REIT)	1,224	90,723
SLM Corp. (Diversified Financial Services)	2,808	150,621
Snap-on, Inc. (Hand/Machine Tools)	396	14,304
Solectron Corp. * (Electronics)	6,516	25,478
Southern Co. (Electric)	4,932	176,368
Southwest Airlines Co. (Airlines)	4,608	68,429
Sovereign Bancorp, Inc. (Savings & Loans)	2,412	53,160
Sprint Corp. (Telecommunications)	19,440	462,283
St. Jude Medical, Inc. * (Healthcare - Products)	2,484	116,251
St. Paul Cos., Inc. (Insurance)	4,464	200,300
Staples, Inc. (Retail)	4,932	105,150
Starbucks Corp. * (Retail)	2,556	128,056
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,476	84,383
State Street Corp. (Banks)	2,196	107,428

See accompanying notes to the Schedules of Portfolio Investments.

Stryker Corp. (Healthcare - Products)	1,944	96,092
Sun Microsystems, Inc. * (Computers)	23,436	91,869
Sunoco, Inc. (Oil & Gas)	936	73,195
SunTrust Banks, Inc. (Banks)	2,412	167,513
SuperValu, Inc. (Food)	900	28,008
Symantec Corp. * (Internet)	8,028	181,914
Symbol Technologies, Inc. (Electronics)	1,620	15,682
Synovus Financial Corp. (Banks)	2,088	57,879
Sysco Corp. (Food)	4,248	133,260
T. Rowe Price Group, Inc. (Diversified Financial Services)	864	56,419
Target Corp. (Retail)	5,904	306,595
TECO Energy, Inc. (Electric)	1,404	25,300
Tektronix, Inc. (Electronics)	576	14,532
Tellabs, Inc. * (Telecommunications)	2,952	31,055
Temple-Inland, Inc. (Forest Products & Paper)	756	30,883
Tenet Healthcare Corp. * (Healthcare - Services)	3,168	35,577
Teradyne, Inc. * (Semiconductors)	1,332	21,978
Texas Instruments, Inc. (Semiconductors)	11,052	374,664
Textron, Inc. (Miscellaneous Manufacturing)	900	64,548
The AES Corp. * (Electric)	4,320	70,978
The Dow Chemical Co. (Chemicals)	6,516	271,521
The Gap, Inc. (Retail)	3,924	68,395
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	1,188	18,521
The Hershey Co. (Food)	1,224	68,923
The New York Times Co. - Class A (Media)	972	28,917
The Pepsi Bottling Group, Inc. (Beverages)	936	26,723
The Stanley Works (Hand/Machine Tools)	468	21,846
Thermo Electron Corp. * (Electronics)	1,080	33,372
Tiffany & Co. (Retail)	972	38,656
Time Warner, Inc. (Media)	30,420	550,907
TJX Cos., Inc. (Retail)	3,132	64,143
Torchmark Corp. (Insurance)	684	36,136
Transocean Sedco Forex, Inc. * (Oil & Gas)	2,196	134,637
Tribune Co. (Media)	1,764	59,782
TXU Corp. (Electric)	1,584	178,802
Tyco International, Ltd. (Miscellaneous Manufacturing)	13,392	372,967
Tyson Foods, Inc. - Class A (Food)	1,692	30,541
U.S. Bancorp (Banks)	12,240	343,699
Union Pacific Corp. (Transportation)	1,764	126,479
Unisys Corp. * (Computers)	2,268	15,060
United Parcel Service, Inc. - Class B (Transportation)	7,380	510,180
United States Steel Corp. (Iron/Steel)	756	32,017
United Technologies Corp. (Aerospace/Defense)	6,840	354,586
UnitedHealth Group, Inc. (Healthcare - Services)	8,316	467,359
Univision Communications, Inc. - Class A * (Media)	1,548	41,068

See accompanying notes to the Schedules of Portfolio Investments.

UnumProvident Corp. (Insurance)	1,944	39,852
UST, Inc. (Agriculture)	1,080	45,209
V. F. Corp. (Apparel)	612	35,478
Valero Energy Corp. (Oil & Gas)	2,052	231,999
Verizon Communications, Inc. (Telecommunications)	18,432	602,542
Viacom, Inc. - Class B (Media)	8,028	265,004
Visteon Corp. (Auto Parts & Equipment)	864	8,450
Vornado Realty Trust (REIT)	792	68,603
Vulcan Materials Co. (Building Materials)	684	50,760
W.W. Grainger, Inc. (Distribution/Wholesale)	504	31,712
Wachovia Corp. (Banks)	10,512	500,266
Wal-Mart Stores, Inc. (Retail)	16,776	735,124
Walgreen Co. (Retail)	6,840	297,198
Walt Disney Co. (Media)	13,464	324,886
Washington Mutual, Inc. (Savings & Loans)	5,868	230,143
Waste Management, Inc. (Environmental Control)	3,780	108,146
Waters Corp. * (Electronics)	756	31,450
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	684	25,041
Weatherford International, Ltd. * (Oil & Gas Services)	900	61,794
WellPoint, Inc. * (Healthcare - Services)	4,068	308,436
Wells Fargo & Co. (Banks)	11,412	668,402
Wendy’s International, Inc. (Retail)	756	34,133
Weyerhaeuser Co. (Forest Products & Paper)	1,620	111,374
Whirlpool Corp. (Home Furnishings)	432	32,733
Williams Cos., Inc. (Pipelines)	3,852	96,493
Wrigley (Wm.) Jr. Co. (Food)	1,188	85,393
Wyeth (Pharmaceuticals)	8,928	413,099
Xcel Energy, Inc. (Electric)	2,664	52,241
Xerox Corp. * (Office/Business Equipment)	6,300	85,995
Xilinx, Inc. (Semiconductors)	2,340	65,169
XL Capital, Ltd. - Class A (Insurance)	936	63,676
XTO Energy, Inc. (Oil & Gas)	2,448	110,943
Yahoo!, Inc. * (Internet)	8,388	283,850
YUM! Brands, Inc. (Retail)	1,872	90,624
Zimmer Holdings, Inc. * (Healthcare - Products)	1,620	111,602
Zions Bancorp (Banks)	612	43,581

Total Common Stocks (Cost $58,607,167)		73,055,237

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (6.6%)
UBS, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $5,178,532 (Collateralized by $5,322,000 Federal Home Loan Mortgage Corp., 3.775%, 12/12/05, market value $5,281,263)	$5,177,000	5,177,000

Total Repurchase Agreements (Cost $5,177,000)		5,177,000

Rights/Warrants (NM)
Lucent Technologies Inc. (Telecommunications)	5,670	5,387

TOTAL RIGHTS/WARRANTS (Cost $0)		5,387

TOTAL INVESTMENT SECURITIES (Cost $63,784,167) - 99.7%		$78,237,624

Percentages indicated are based on net assets of $78,491,163.

*	Non-income producing security

(a)	Escrowed Security

CVO	Contingent Value Obligation

REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring December 2005 (Underlying face amount at value $5,553,000)	18	$57,294

Bull ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Advertising	0.2%
Aerospace/Defense	1.8%
Agriculture	1.7%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.4%
Auto Parts & Equipment	0.2%
Banks	5.7%
Beverages	2.0%
Biotechnology	1.2%
Building Materials	0.2%
Chemicals	1.3%
Commercial Services	0.8%
Computers	3.7%
Cosmetics/Personal Care	2.1%
Distribution/Wholesale	0.1%
Diversified Financial Services	6.5%
Electric	3.2%
Electrical Components & Equipment	0.3%
Electronics	0.5%
Engineering & Construction	NM
Entertainment	0.1%
Environmental Control	0.2%
Food	1.4%
Forest Products & Paper	0.5%
Gas	0.2%
Hand/Machine Tools	0.1%
Healthcare-Products	3.4%
Healthcare-Services	1.8%
Home Builders	0.3%
Home Furnishings	0.1%
Household Products/Wares	0.4%
Housewares	0.1%
Insurance	4.5%
Internet	1.0%
Iron/Steel	0.1%
Leisure Time	0.4%
Lodging	0.4%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	0.2%
Media	3.0%
Mining	0.5%

See accompanying notes to the Schedules of Portfolio Investments.

Miscellaneous Manufacturing	5.2%
Office/Business Equipment	0.2%
Oil & Gas	8.3%
Oil & Gas Services	1.2%
Packaging & Containers	0.1%
Pharmaceuticals	5.6%
Pipelines	0.3%
Real Estate Investment Trust	0.6%
Retail	5.5%
Savings & Loans	0.5%
Semiconductors	3.2%
Software	3.8%
Telecommunications	5.6%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.5%
Other**	6.6%

NM	Not meaningful, amount is less than 0.05%.

**	Includes non-equity securities

See accompanying notes to the Schedules of Portfolio Investments.

Mid-Cap ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (78.3%)
3Com Corp. * (Telecommunications)	14,022	$57,210
99 Cents Only Stores * (Retail)	2,052	18,981
Abercrombie & Fitch Co. - Class A (Retail)	3,078	153,438
Activision, Inc. * (Software)	7,524	153,866
Acxiom Corp. (Software)	3,078	57,620
Adesa, Inc. (Commercial Services)	3,078	68,024
ADTRAN, Inc. (Telecommunications)	2,736	86,184
Advance Auto Parts, Inc. * (Retail)	4,104	158,743
Advanced Medical Optics, Inc. * (Healthcare - Products)	2,394	90,852
Advent Software, Inc. * (Software)	684	18,427
Aeropostale, Inc. * (Retail)	2,052	43,605
AGCO Corp. * (Machinery-Diversified)	3,420	62,244
AGL Resources, Inc. (Gas)	2,736	101,533
Airgas, Inc. (Chemicals)	2,394	70,934
AirTran Holdings, Inc. * (Airlines)	3,078	38,967
Alaska Air Group, Inc. * (Airlines)	1,026	29,816
Albemarle Corp. (Chemicals)	1,710	64,467
Alexander & Baldwin, Inc. (Transportation)	1,368	72,832
Alliance Data Systems Corp. * (Commercial Services)	2,394	93,725
Alliant Energy Corp. (Electric)	4,104	119,550
Alliant Techsystems, Inc. * (Aerospace/Defense)	1,368	102,121
Allmerica Financial Corp. * (Insurance)	2,052	84,419
AMB Property Corp. (REIT)	3,078	138,202
American Eagle Outfitters, Inc. (Retail)	5,130	120,709
American Financial Group, Inc. (Insurance)	1,710	58,020
American Greetings Corp. - Class A (Household Products/Wares)	2,394	65,596
AmeriCredit Corp. * (Diversified Financial Services)	5,130	122,453
Amerus Group Co. (Insurance)	1,368	78,482
Ametek, Inc. (Electrical Components & Equipment)	2,394	102,870
Amphenol Corp. - Class A (Electronics)	3,078	124,167
AnnTaylor Stores Corp. * (Retail)	2,736	72,641
Anteon International Corp. * (Computers)	1,026	43,872
Applebee's International, Inc. (Retail)	2,736	56,608
Apria Healthcare Group, Inc. * (Healthcare - Services)	1,710	54,566
Aqua America, Inc. (Water)	3,420	130,028
Aquila, Inc. * (Electric)	13,680	54,173
Arch Coal, Inc. (Coal)	2,052	138,510
Arrow Electronics, Inc. * (Electronics)	4,104	128,700

See accompanying notes to the Schedules of Portfolio Investments.

Arthur J. Gallagher & Co. (Insurance)	3,420	98,530
ArvinMeritor, Inc. (Auto Parts & Equipment)	2,394	40,028
Associated Banc-Corp (Banks)	4,446	135,514
Astoria Financial Corp. (Savings & Loans)	3,420	90,356
Atmel Corp. * (Semiconductors)	16,074	33,112
Avnet, Inc. * (Electronics)	5,130	125,429
Avocent Corp. * (Internet)	1,710	54,104
Bandag, Inc. (Auto Parts & Equipment)	684	29,316
Bank of Hawaii Corp. (Banks)	1,710	84,166
Banta Corp. (Commercial Services)	1,026	52,213
Barnes & Noble, Inc. (Retail)	2,052	77,360
Barr Laboratories, Inc. * (Pharmaceuticals)	3,762	206,609
Beckman Coulter, Inc. (Healthcare - Products)	2,394	129,228
Belo Corp. - Class A (Media)	3,762	85,999
BJ’s Wholesale Club, Inc. * (Retail)	2,394	66,553
Black Hills Corp. (Electric)	1,026	44,498
Blyth, Inc. (Household Products/Wares)	1,026	22,870
Bob Evans Farms, Inc. (Retail)	1,368	31,067
Borders Group, Inc. (Retail)	2,736	60,657
BorgWarner, Inc. (Auto Parts & Equipment)	2,052	115,856
Bowater, Inc. (Forest Products & Paper)	1,710	48,342
Boyd Gaming Corp. (Lodging)	1,710	73,735
Brinker International, Inc. * (Retail)	3,078	115,610
Brown & Brown, Inc. (Insurance)	2,052	101,964
C.H. Robinson Worldwide, Inc. (Transportation)	3,078	197,361
Cabot Corp. (Chemicals)	2,052	67,737
Cabot Microelectronics Corp. * (Chemicals)	1,026	30,144
Cadence Design Systems, Inc. * (Computers)	10,260	165,802
Callaway Golf Co. (Leisure Time)	2,394	36,125
Career Education Corp. * (Commercial Services)	3,762	133,777
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,026	65,223
Carmax, Inc. * (Retail)	3,762	117,638
Catalina Marketing Corp. (Advertising)	1,710	38,885
CBRL Group, Inc. (Retail)	1,710	57,559
CDW Corp. (Distribution/Wholesale)	2,394	141,054
Cephalon, Inc. * (Pharmaceuticals)	2,052	95,254
Ceridian Corp. * (Computers)	5,130	106,448
Certegy, Inc. (Software)	2,052	82,121
Charles River Laboratories International, Inc. * (Biotechnology)	2,394	104,426
CheckFree Corp. * (Internet)	3,078	116,410
Cheesecake Factory, Inc. * (Retail)	2,736	85,473
Chemtura Corp. (Chemicals)	8,550	106,190
Chico’s FAS, Inc. * (Retail)	6,498	239,127
Choicepoint, Inc. * (Commercial Services)	3,420	147,640
Church & Dwight, Inc. (Household Products/Wares)	2,394	88,434

See accompanying notes to the Schedules of Portfolio Investments.

Cincinnati Bell, Inc. * (Telecommunications)	8,892	39,214
City National Corp. (Banks)	1,710	119,854
Claire’s Stores, Inc. (Retail)	3,420	82,525
CNF, Inc. (Transportation)	1,710	89,775
Cognizant Technology Solutions Corp. * (Computers)	4,788	223,073
Commerce Bancorp, Inc. (Banks)	5,814	178,431
Commscope, Inc. * (Telecommunications)	1,710	29,651
Community Health Systems, Inc. * (Healthcare - Services)	3,078	119,457
Cooper Cameron Corp. * (Oil & Gas Services)	2,052	151,704
Copart, Inc. * (Retail)	2,736	65,308
Corinthian Colleges, Inc. * (Commercial Services)	3,420	45,383
Corporate Executive Board (Commercial Services)	1,710	133,346
Covance, Inc. * (Healthcare - Services)	2,394	114,888
Crane Co. (Miscellaneous Manufacturing)	2,052	61,026
Credence Systems Corp. * (Semiconductors)	3,420	27,292
Cree Research, Inc. * (Semiconductors)	2,736	68,455
CSG Systems International, Inc. * (Software)	1,710	37,124
Cullen/Frost Bankers, Inc. (Banks)	1,710	84,371
Cypress Semiconductor Corp. * (Semiconductors)	4,788	72,059
Cytec Industries, Inc. (Chemicals)	1,368	59,344
CYTYC Corp. * (Healthcare - Products)	4,104	110,192
Dean Foods Co. * (Food)	5,472	212,642
Deluxe Corp. (Commercial Services)	1,710	68,674
Denbury Resources, Inc. * (Oil & Gas)	2,394	120,753
DENTSPLY International, Inc. (Healthcare - Products)	2,736	147,799
Developers Diversified Realty Corp. (REIT)	3,762	175,686
DeVry, Inc. * (Commercial Services)	2,394	45,606
Diebold, Inc. (Computers)	2,394	82,497
Dollar Tree Stores, Inc. * (Retail)	4,104	88,852
Donaldson Co., Inc. (Miscellaneous Manufacturing)	2,736	83,530
DPL, Inc. (Electric)	4,446	123,599
DST Systems, Inc. * (Computers)	2,736	150,015
Dun & Bradstreet Corp. * (Software)	2,394	157,693
Duquesne Light Holdings, Inc. (Electric)	2,736	47,087
Dycom Industries, Inc. * (Engineering & Construction)	1,710	34,576
Eaton Vance Corp. (Diversified Financial Services)	4,788	118,838
Education Management Corp. * (Commercial Services)	2,394	77,183
Edwards (A.G.), Inc. (Diversified Financial Services)	2,736	119,864

See accompanying notes to the Schedules of Portfolio Investments.

Edwards Lifesciences Corp. * (Healthcare - Products)	2,394	106,318
Emmis Communications Corp. * (Media)	1,368	30,219
Energizer Holdings, Inc. * (Electrical Components & Equipment)	2,736	155,132
Energy East Corp. (Electric)	5,130	129,225
Ensco International, Inc. (Oil & Gas)	5,472	254,940
Entercom Communications Corp. * (Media)	1,710	54,019
Equitable Resources, Inc. (Pipelines)	4,446	173,661
Everest Re Group, Ltd. (Insurance)	2,052	200,892
Expeditors International of Washington, Inc. (Transportation)	3,762	213,607
F5 Networks, Inc. * (Internet)	1,368	59,467
Fair Isaac Corp. (Software)	2,394	107,251
Fairchild Semiconductor International, Inc. * (Semiconductors)	4,104	60,985
Fastenal Co. (Distribution/Wholesale)	2,394	146,250
Federal Signal Corp. (Miscellaneous Manufacturing)	1,710	29,224
Ferro Corp. (Chemicals)	1,368	25,062
Fidelity National Financial, Inc. (Insurance)	6,156	274,066
First American Financial Corp. (Insurance)	3,078	140,572
FirstMerit Corp. (Banks)	3,078	82,460
Flowserve Corp. * (Machinery-Diversified)	2,052	74,590
FMC Corp. * (Chemicals)	1,368	78,277
FMC Technologies, Inc. * (Oil & Gas Services)	2,394	100,811
Foot Locker, Inc. (Retail)	5,814	127,559
Forest Oil Corp. * (Oil & Gas)	2,052	106,909
Furniture Brands International, Inc. (Home Furnishings)	2,052	36,998
Gartner Group, Inc. * (Commercial Services)	2,394	27,986
GATX Corp. (Trucking & Leasing)	1,710	67,631
Gen-Probe, Inc. * (Healthcare - Products)	1,710	84,560
Gentex Corp. (Electronics)	5,814	101,164
Glatfelter (Forest Products & Paper)	1,368	19,275
Graco, Inc. (Machinery-Diversified)	2,394	82,066
Granite Construction, Inc. (Engineering & Construction)	1,368	52,312
Grant Prideco, Inc. * (Oil & Gas Services)	4,446	180,730
Great Plains Energy, Inc. (Electric)	2,736	81,834
Greater Bay Bancorp (Banks)	1,710	42,134
GTECH Holdings Corp. (Entertainment)	4,104	131,574
Hanover Compressor Co. * (Oil & Gas Services)	2,736	37,921
Harman International Industries, Inc. (Home Furnishings)	2,394	244,834
Harris Corp. (Telecommunications)	4,788	200,139
Harsco Corp. (Miscellaneous Manufacturing)	1,368	89,700

See accompanying notes to the Schedules of Portfolio Investments.

Harte-Hanks, Inc. (Advertising)	2,394	63,274
Hawaiian Electric Industries, Inc. (Electric)	2,736	76,280
HCC Insurance Holdings, Inc. (Insurance)	3,762	107,330
Health Net, Inc. * (Healthcare - Services)	4,104	194,201
Helmerich & Payne, Inc. (Oil & Gas)	1,710	103,267
Henry Schein, Inc. * (Healthcare - Products)	3,078	131,184
Herman Miller, Inc. (Office Furnishings)	2,394	72,538
Highwoods Properties, Inc. (REIT)	1,710	50,462
Hillenbrand Industries, Inc. (Healthcare - Products)	2,052	96,547
HNI Corp. (Office Furnishings)	1,710	102,976
Horace Mann Educators Corp. (Insurance)	1,368	27,059
Hormel Foods Corp. (Food)	2,736	90,261
Hospitality Properties Trust (REIT)	2,394	102,607
Hovnanian Enterprises, Inc. - Class A * (Home Builders)	1,368	70,042
Hubbell, Inc. - Class B (Electrical Components & Equipment)	2,394	112,350
IDACORP, Inc. (Electric)	1,368	41,218
Imation Corp. (Computers)	1,368	58,646
INAMED Corp. * (Healthcare - Products)	1,368	103,530
Independence Community Bank Corp. (Savings & Loans)	2,736	93,270
IndyMac Bancorp, Inc. (Diversified Financial Services)	2,394	94,755
Integrated Device Technology, Inc. * (Semiconductors)	7,213	77,468
International Rectifier Corp. * (Semiconductors)	2,394	107,922
International Speedway Corp. (Entertainment)	1,368	71,779
Intersil Corp. - Class A (Semiconductors)	5,472	119,180
Intuitive Surgical, Inc. * (Healthcare - Products)	1,026	75,196
Investors Financial Services Corp. (Banks)	2,394	78,763
Invitrogen Corp. * (Biotechnology)	2,052	154,372
ITT Educational Services, Inc. * (Commercial Services)	1,710	84,389
IVAX Corp. * (Pharmaceuticals)	8,208	216,363
J.B. Hunt Transport Services, Inc. (Transportation)	4,788	91,020
Jack Henry & Associates, Inc. (Computers)	3,078	59,713
Jacobs Engineering Group, Inc. * (Engineering & Construction)	2,052	138,305
Jefferies Group, Inc. (Diversified Financial Services)	1,710	74,471
JetBlue Airways Corp. * (Airlines)	3,420	60,192
JM Smucker Co. (Food)	2,052	99,604
Joy Global, Inc. (Machinery - Construction & Mining)	3,078	155,316

See accompanying notes to the Schedules of Portfolio Investments.

Keane, Inc. * (Software)	2,052	23,454
Kelly Services, Inc. - Class A (Commercial Services)	1,026	31,457
KEMET Corp. * (Electronics)	3,078	25,794
Kennametal, Inc. (Hand/Machine Tools)	1,368	67,087
Korn/Ferry International * (Commercial Services)	1,368	22,422
Krispy Kreme Doughnuts, Inc. * (Retail)	2,394	14,986
LaBranche & Co., Inc. * (Diversified Financial Services)	2,052	17,832
Lam Research Corp. * (Semiconductors)	5,130	156,311
Lancaster Colony Corp. (Miscellaneous Manufacturing)	1,026	44,118
Lattice Semiconductor Corp. * (Semiconductors)	4,104	17,565
Laureate Education, Inc. * (Commercial Services)	1,710	83,739
Lear Corp. (Auto Parts & Equipment)	2,394	81,324
Lee Enterprises, Inc. (Media)	1,710	72,641
Legg Mason, Inc. (Diversified Financial Services)	4,104	450,167
Lennar Corp. - Class A (Home Builders)	4,788	286,130
Leucadia National Corp. (Holding Companies - Diversified)	3,078	132,662
Liberty Property Trust (REIT)	3,078	130,938
LifePoint Hospitals, Inc. * (Healthcare - Services)	2,052	89,734
Lincare Holdings, Inc. * (Healthcare - Services)	3,420	140,391
Longview Fibre Co. (Forest Products & Paper)	1,710	33,328
LTX Corp. * (Semiconductors)	2,052	8,659
Lubrizol Corp. (Chemicals)	2,394	103,732
Lyondell Chemical Co. (Chemicals)	7,524	215,336
Macerich Co. (REIT)	2,052	133,257
Mack-Cali Realty Corp. (REIT)	2,052	92,217
Macromedia, Inc. * (Internet)	2,736	111,273
Macrovision Corp. * (Entertainment)	1,710	32,661
Manpower, Inc. (Commercial Services)	3,420	151,813
Martek Biosciences Corp. * (Biotechnology)	1,026	36,043
Martin Marietta Materials (Building Materials)	1,710	134,166
McAfee, Inc. * (Internet)	6,156	193,422
McDATA Corp. - Class A * (Computers)	5,814	30,465
MDU Resources Group, Inc. (Electric)	4,104	146,308
Media General, Inc. - Class A (Media)	1,026	59,518
MEMC Electronic Materials, Inc. * (Semiconductors)	5,814	132,501
Mentor Graphics Corp. * (Computers)	2,736	23,530
Mercantile Bankshares Corp. (Banks)	2,736	147,415
Mercury General Corp. (Insurance)	1,368	82,066
Michaels Stores, Inc. (Retail)	5,130	169,598

See accompanying notes to the Schedules of Portfolio Investments.

Micrel, Inc. * (Semiconductors)	2,736	30,725
Microchip Technology, Inc. (Semiconductors)	7,524	226,623
Millennium Pharmaceuticals, Inc. * (Biotechnology)	10,944	102,108
Minerals Technologies, Inc. (Chemicals)	684	39,132
Modine Manufacturing Co. (Auto Parts & Equipment)	1,026	37,634
Mohawk Industries, Inc. * (Textiles)	2,052	164,673
Moneygram International, Inc. (Software)	3,078	66,823
MPS Group, Inc. * (Commercial Services)	3,762	44,392
National Fuel Gas Co. (Pipelines)	3,078	105,268
National Instruments Corp.	2,394	58,988
(Computers)
New Plan Excel Realty Trust, Inc. (REIT)	3,762	86,338
New York Community Bancorp (Savings & Loans)	8,550	140,220
Newfield Exploration Co. * (Oil & Gas)	4,446	218,299
Newport Corp. * (Telecommunications)	1,710	23,820
Noble Energy, Inc. (Oil & Gas)	6,156	288,716
Nordson Corp. (Machinery-Diversified)	1,026	39,019
Northeast Utilities System (Electric)	4,788	95,521
NSTAR (Electric)	3,762	108,797
O’Reilly Automotive, Inc. * (Retail)	4,104	115,651
OGE Energy Corp. (Electric)	3,078	86,492
Ohio Casualty Corp. (Insurance)	2,052	55,650
Old Republic International Corp. (Insurance)	6,498	173,302
Olin Corp. (Chemicals)	2,394	45,462
Omnicare, Inc. (Pharmaceuticals)	3,762	211,537
ONEOK, Inc. (Gas)	3,762	127,983
Outback Steakhouse, Inc. (Retail)	2,394	87,620
Pacific Sunwear of California, Inc. * (Retail)	2,736	58,660
PacifiCare Health Systems, Inc. * (Healthcare - Services)	3,078	245,563
Packaging Corp. of America (Packaging & Containers)	2,394	46,468
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	1,368	36,416
Patterson Dental Co. * (Healthcare - Products)	4,788	191,663
Patterson-UTI Energy, Inc. (Oil & Gas)	6,156	222,108
Payless ShoeSource, Inc. * (Retail)	2,394	41,656
Peabody Energy Corp. (Coal)	4,788	403,868
Pentair, Inc. (Miscellaneous Manufacturing)	3,420	124,830
Pepco Holdings, Inc. (Electric)	6,840	159,166
PepsiAmericas, Inc. (Beverages)	2,394	54,416
Perrigo Co. (Pharmaceuticals)	3,078	44,046
Petsmart, Inc. (Retail)	5,130	111,731
Pier 1 Imports, Inc. (Retail)	3,078	34,689

See accompanying notes to the Schedules of Portfolio Investments.

Pioneer Natural Resources Co. (Oil & Gas)	5,130	281,740
Plains Exploration & Production Co. * (Oil & Gas)	2,736	117,156
Plantronics, Inc. (Telecommunications)	1,710	52,685
Plexus Corp. * (Electronics)	1,368	23,379
PMI Group, Inc. (Insurance)	3,420	136,355
PNM Resources, Inc. (Electric)	2,394	68,636
Pogo Producing Co. (Oil & Gas)	2,052	120,945
Polo Ralph Lauren Corp. (Apparel)	2,394	120,418
Polycom, Inc. * (Telecommunications)	3,420	55,301
Potlatch Corp. (Forest Products & Paper)	1,026	53,475
Powerwave Technologies, Inc. * (Telecommunications)	3,762	48,868
Precision Castparts Corp. (Metal Fabricate/Hardware)	4,788	254,243
Pride International, Inc. * (Oil & Gas)	5,472	156,007
Protective Life Corp. (Insurance)	2,394	98,585
Protein Design Labs, Inc. * (Biotechnology)	3,762	105,336
Puget Energy, Inc. (Electric)	3,762	88,332
Quanta Services, Inc. * (Commercial Services)	4,104	52,367
Questar Corp. (Pipelines)	3,078	271,232
Radian Group, Inc. (Insurance)	3,078	163,442
Raymond James Financial Corp. (Diversified Financial Services)	2,394	76,895
Rayonier, Inc. (Forest Products & Paper)	1,710	98,530
Reader’s Digest Association, Inc. (Media)	3,420	54,617
Regency Centers Corp. (REIT)	2,394	137,535
Regis Corp. (Retail)	1,710	64,672
Renal Care Group, Inc. * (Healthcare - Services)	2,394	113,284
Rent-A-Center, Inc. * (Commercial Services)	2,394	46,228
Republic Services, Inc. (Environmental Control)	4,788	168,968
Reynolds & Reynolds Co. (Computers)	2,052	56,245
RF Micro Devices, Inc. * (Telecommunications)	7,182	40,578
Rollins, Inc. (Commercial Services)	1,368	26,703
Ross Stores, Inc. (Retail)	5,472	129,686
RPM, Inc. (Chemicals)	4,104	75,514
RSA Security, Inc. * (Internet)	2,394	30,428
Ruby Tuesday, Inc. (Retail)	2,394	52,093
Ruddick Corp. (Food)	1,368	31,532
Saks, Inc. * (Retail)	5,130	94,905
SanDisk Corp. * (Computers)	6,498	313,529
SCANA Corp. (Electric)	4,104	173,352
Scholastic Corp. * (Media)	1,368	50,561
SEI Investments Co. (Software)	2,394	89,967
Semtech Corp. * (Semiconductors)	2,736	45,062
Sensient Technologies Corp. (Chemicals)	1,710	32,405
Sepracor, Inc. * (Pharmaceuticals)	3,762	221,920

See accompanying notes to the Schedules of Portfolio Investments.

Sequa Corp. - Class A * (Aerospace/Defense)	342	20,178
Sierra Pacific Resources * (Electric)	6,498	96,495
Silicon Laboratories, Inc. * (Semiconductors)	1,710	51,967
Smith International, Inc. (Oil & Gas Services)	7,524	250,625
Smithfield Foods, Inc. * (Food)	3,762	111,656
Sonoco Products Co. (Packaging & Containers)	3,420	93,400
Sotheby’s Holdings, Inc. - Class A * (Commercial Services)	1,710	28,591
SPX Corp. (Miscellaneous Manufacturing)	2,736	125,719
SRA International, Inc. - Class A * (Computers)	1,026	36,402
StanCorp Financial Group, Inc. (Insurance)	1,026	86,389
Steel Dynamics, Inc. (Iron/Steel)	1,368	46,457
Stericycle, Inc. * (Environmental Control)	1,710	97,727
STERIS Corp. (Healthcare - Products)	2,394	56,953
SVB Financial Group * (Banks)	1,368	66,540
Swift Transportation Co., Inc. * (Transportation)	2,052	36,320
Sybase, Inc. * (Software)	3,078	72,087
Synopsys, Inc. * (Computers)	5,472	103,421
TCF Financial Corp. (Banks)	4,446	118,931
Tech Data Corp. * (Distribution/Wholesale)	2,052	75,329
Techne Corp. * (Healthcare - Products)	1,368	77,949
Tecumseh Products Co. (Machinery-Diversified)	684	14,720
Teleflex, Inc. (Miscellaneous Manufacturing)	1,368	96,444
Telephone & Data Systems, Inc. (Telecommunications)	3,762	146,718
Texas Regional Bancshares, Inc. - Class A (Banks)	1,368	39,385
The Brink’s Co. (Miscellaneous Manufacturing)	2,052	84,255
The Colonial BancGroup, Inc. (Banks)	5,814	130,234
The Neiman Marcus Group, Inc. - Class A (Retail)	1,710	170,915
The Ryland Group, Inc. (Home Builders)	1,710	116,998
The Scotts Co. - Class A (Household Products/Wares)	1,026	90,215
The Timberland Co. - Class A * (Apparel)	2,052	69,317
Thomas & Betts Corp. * (Electronics)	2,052	70,609
Thor Industries, Inc. (Home Builders)	1,368	46,512
Tidewater, Inc. (Oil & Gas Services)	2,052	99,871
Timken Co. (Metal Fabricate/Hardware)	3,078	91,201
Toll Brothers, Inc. * (Home Builders)	4,104	183,326
Tootsie Roll Industries, Inc. (Food)	1,026	32,576
Transaction Systems Architect, Inc. * (Software)	1,368	38,099

See accompanying notes to the Schedules of Portfolio Investments.

Triad Hospitals, Inc. * (Healthcare - Services)	3,078	139,341
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,710	69,238
TriQuint Semiconductor, Inc. * (Semiconductors)	5,130	18,058
Tupperware Corp. (Household Products/Wares)	2,052	46,745
United Dominion Realty Trust, Inc. (REIT)	4,788	113,476
United Rentals, Inc. * (Commercial Services)	2,394	47,186
Unitrin, Inc. (Insurance)	1,710	81,157
Universal Corp. (Agriculture)	1,026	39,840
Universal Health Services, Inc. - Class B (Healthcare - Services)	2,052	97,737
Urban Outfitters, Inc. * (Retail)	4,104	120,658
UTStarcom, Inc. * (Telecommunications)	4,104	33,530
Valassis Communications, Inc. * (Commercial Services)	1,710	66,656
Valeant Pharmaceuticals International (Pharmaceuticals)	3,420	68,674
Valspar Corp. (Chemicals)	3,420	76,471
Varian Medical Systems, Inc. * (Healthcare - Products)	4,788	189,174
Varian, Inc. * (Electronics)	1,368	46,950
VCA Antech, Inc. * (Pharmaceuticals)	2,736	69,823
Vectren Corp. (Gas)	2,736	77,566
Vertex Pharmaceuticals, Inc. * (Biotechnology)	3,078	68,793
Vishay Intertechnology, Inc. * (Electronics)	6,498	77,651
W.R. Berkley Corp. (Insurance)	4,104	162,026
Waddell & Reed Financial, Inc. (Diversified Financial Services)	3,078	59,590
Washington Federal, Inc. (Savings & Loans)	3,078	69,440
Washington Post Co. - Class B (Media)	342	274,456
Webster Financial Corp. (Banks)	2,052	92,258
Weingarten Realty Investors (REIT)	3,078	116,502
Werner Enterprises, Inc. (Transportation)	2,052	35,479
Westamerica Bancorp (Banks)	1,026	52,993
Westar Energy, Inc. (Electric)	3,078	74,272
Western Digital Corp. * (Computers)	8,208	106,129
Western Gas Resources, Inc. (Pipelines)	2,394	122,645
Westwood One, Inc. (Media)	2,736	54,419
WGL Holdings, Inc. (Gas)	1,710	54,942
Whole Foods Market, Inc. (Food)	2,394	321,873
Williams Sonoma, Inc. * (Retail)	4,104	157,388
Wilmington Trust Corp. (Banks)	2,394	87,261
Wind River Systems, Inc. * (Software)	2,736	35,376
Wisconsin Energy Corp. (Electric)	4,104	163,831
Worthington Industries, Inc. (Metal Fabricate/Hardware)	2,736	57,538
WPS Resources Corp. (Electric)	1,368	79,070
Yellow Roadway Corp. * (Transportation)	2,052	84,994

See accompanying notes to the Schedules of Portfolio Investments.

York International Corp. (Building Materials)	1,368	76,704
Zebra Technologies Corp. * (Machinery-Diversified)	2,394	93,581

TOTAL COMMON STOCKS (Cost $27,213,946)		38,950,535

	Principal Amount
Repurchase Agreements (11.4%)
UBS, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $5,654,672 (Collateralized by $5,811,000 Federal Home Loan Mortgage Corp., 3.775%, 12/12/05, $5,766,520)	$5,653,000	5,653,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,653,000)		5,653,000

TOTAL INVESTMENT SECURITIES (Cost $32,866,946) -89.7%		$44,603,535

Percentages indicated are based on net assets of $49,745,997.

*	Non-income producing security

REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
S&P MidCap 400 Futures Contract expiring December 2005 (Underlying face amount at value $6,841,900)	19	$(21,081)
E-Mini S&P MidCap 400 Futures Contract expiring December 2005 (Underlying face amount at value $3,601,000)	50	(1,063)

Mid-Cap ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Advertising	0.2%
Aerospace/Defense	0.2%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.4%
Auto Parts & Equipment	0.6%
Banks	3.1%
Beverages	0.1%
Biotechnology	1.1%
Building Materials	0.4%
Chemicals	2.2%
Coal	1.1%
Commercial Services	3.2%
Computers	3.3%
Distribution/Wholesale	0.7%
Diversified Financial Services	2.3%
Electric	4.1%
Electrical Components & Equipment	0.7%
Electronics	1.5%
Engineering & Construction	0.5%
Entertainment	0.5%
Environmental Control	0.5%
Food	1.8%
Forest Products & Paper	0.5%
Gas	0.7%
Hand/Machine Tools	0.1%
Healthcare-Products	3.2%
Healthcare-Services	2.6%
Holding Companies-Diversified	0.3%
Home Builders	1.4%
Home Furnishings	0.6%
Household Products/Wares	0.6%
Insurance	4.4%
Internet	1.1%
Iron/Steel	0.1%

See accompanying notes to the Schedules of Portfolio Investments.

Leisure Time	0.1%
Lodging	0.1%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	0.7%
Media	1.5%
Metal Fabricate/Hardware	0.8%
Miscellaneous Manufacturing	1.8%
Office Furnishings	0.4%
Oil & Gas	4.0%
Oil & Gas Services	1.7%
Packaging & Containers	0.3%
Pharmaceuticals	2.4%
Pipelines	1.4%
Real Estate Investment Trust	2.6%
Retail	6.5%
Savings & Loans	0.8%
Semiconductors	2.5%
Software	1.9%
Telecommunications	1.6%
Textiles	0.3%
Transportation	1.7%
Trucking & Leasing	0.1%
Water	0.3%
Other**	11.4%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Small-Cap ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (70.6%)
3Com Corp. * (Telecommunications)	36,673	$149,626
Aaron Rents, Inc. (Commercial Services)	4,433	93,758
Abgenix, Inc. * (Pharmaceuticals)	11,687	148,191
ABM Industries, Inc. (Commercial Services)	6,045	125,796
Acadia Realty Trust (REIT)	5,642	101,500
Accredited Home Lenders * (Diversified Financial Services)	1,612	56,678
Actuant Corp. (Miscellaneous Manufacturing)	3,627	169,744
Acuity Brands, Inc. (Miscellaneous Manufacturing)	6,448	191,311
Acxiom Corp. (Software)	8,463	158,427
Adaptec, Inc. * (Telecommunications)	24,180	92,609
ADTRAN, Inc. (Telecommunications)	5,642	177,723
Advance America Cash Advance Centers, Inc. (Commercial Services)	6,045	80,096
Advanced Neuromodulation Systems, Inc. * (Healthcare - Products)	2,015	95,632
Advanta Corp. - Class B (Diversified Financial Services)	3,224	91,014
Advent Software, Inc. * (Software)	5,239	141,139
Advisory Board Co. * (Commercial Services)	2,015	104,861
ADVO, Inc. (Advertising)	3,224	100,879
Aeroflex, Inc. * (Telecommunications)	10,075	94,302
Aeropostale, Inc. * (Retail)	5,239	111,329
AGCO Corp. * (Machinery-Diversified)	8,060	146,692
Agile Software Corp. * (Internet)	27,404	196,487
AirTran Holdings, Inc. * (Airlines)	8,866	112,244
Alabama National BanCorp (Banks)	1,209	77,303
Alaska Air Group, Inc. * (Airlines)	3,224	93,689
Albany International Corp. - Class A (Machinery-Diversified)	3,224	118,869
Aleris International, Inc. * (Environmental Control)	3,627	99,561
Alexandria Real Estate Equities, Inc. (REIT)	2,015	166,619
Alexion Pharmaceuticals, Inc. * (Biotechnology)	4,433	122,705
Alkermes, Inc. * (Pharmaceuticals)	11,284	189,571
ALLETE, Inc. (Electric)	2,015	92,307
Alliance Gaming Corp. * (Entertainment)	5,239	56,843
Amcore Financial, Inc. (Banks)	3,224	100,621
Amegy Bancorp, Inc. (Banks)	7,254	164,158
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	5,239	120,917

See accompanying notes to the Schedules of Portfolio Investments.

American Healthways, Inc. * (Healthcare - Services)	3,224	136,698
American Home Mortgage Investment Corp. (REIT)	2,821	85,476
American Medical Systems Holdings, Inc. * (Healthcare - Products)	6,045	121,807
American States Water Co. (Water)	2,821	94,391
Amli Residential Properties Trust (REIT)	2,821	90,469
AmSurg Corp. * (Healthcare - Services)	2,821	77,183
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	10,478	364,529
Analogic Corp. (Electronics)	2,015	101,576
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	4,030	118,804
Andrx Group * (Pharmaceuticals)	6,045	93,274
Angelica Corp. (Textiles)	4,433	79,129
Anixter International, Inc. * (Telecommunications)	4,030	162,530
ANSYS, Inc. * (Software)	4,433	170,626
Anteon International Corp. * (Computers)	2,821	120,626
Anthracite Capital, Inc. (REIT)	5,642	65,334
Apollo Investment Corp. (Investment Companies)	5,239	103,732
Applera Corp. - Celera Genomics Group * (Biotechnology)	6,448	78,214
Applied Industrial Technologies, Inc. (Machinery-Diversified)	3,224	115,677
Applied Micro Circuits Corp. * (Semiconductors)	39,494	118,482
Apria Healthcare Group, Inc. * (Healthcare - Services)	4,030	128,597
aQuantive, Inc. * (Internet)	6,045	121,686
Aquila, Inc. * (Electric)	23,777	94,157
Arbitron, Inc. (Commercial Services)	3,224	128,444
Argonaut Group, Inc. * (Insurance)	4,030	108,850
Argosy Gaming Co. * (Entertainment)	3,224	151,496
Arkansas Best Corp. (Transportation)	3,224	112,421
Armor Holdings, Inc. * (Aerospace/Defense)	3,224	138,664
Arris Group, Inc. * (Telecommunications)	12,090	143,387
Arrow Financial Corp. (Banks)	4,556	123,552
ArthroCare Corp. * (Healthcare - Products)	2,821	113,461
ArvinMeritor, Inc. (Auto Parts & Equipment)	6,448	107,811
Atmel Corp. * (Semiconductors)	46,345	95,471
ATMI, Inc. * (Semiconductors)	4,030	124,930
Atwood Oceanics, Inc. * (Oil & Gas)	2,015	169,683
Audiovox Corp. - Class A * (Telecommunications)	6,448	90,143
Aviall, Inc. * (Distribution/Wholesale)	3,224	108,907
Avista Corp. (Electric)	6,851	132,909
Avocent Corp. * (Internet)	6,045	191,264
Axcelis Technologies, Inc. * (Semiconductors)	12,493	65,213

See accompanying notes to the Schedules of Portfolio Investments.

Aztar Corp. * (Lodging)	3,224	99,331
Baldor Electric Co. (Hand/Machine Tools)	4,836	122,593
BancorpSouth, Inc. (Banks)	5,642	128,920
Bandag, Inc. (Auto Parts & Equipment)	2,418	103,635
Bank Mutual Corp. (Banks)	10,881	116,644
BankAtlantic Bancorp, Inc. - Class A (Savings & Loans)	6,448	109,552
BankUnited Financial Corp. - Class A (Savings & Loans)	4,433	101,383
Banner Corp. (Banks)	3,224	85,887
Banta Corp. (Commercial Services)	3,224	164,069
Barnes Group, Inc. (Miscellaneous Manufacturing)	2,418	86,709
BE Aerospace, Inc. * (Aerospace/Defense)	5,642	93,488
BearingPoint, Inc. * (Commercial Services)	16,523	125,410
Belden, Inc. (Electrical Components & Equipment)	5,642	109,624
Benchmark Electronics, Inc. * (Electronics)	5,239	157,799
Berry Petroleum Co. - Class A (Oil & Gas)	2,015	134,380
Beverly Enterprises, Inc. * (Healthcare - Services)	9,672	118,482
Big Lots, Inc. * (Retail)	10,881	119,582
Bio-Rad Laboratories, Inc. - Class A * (Biotechnology)	1,612	88,644
BioMed Realty Trust, Inc. (REIT)	4,030	99,944
Biosite Diagnostics, Inc. * (Healthcare - Products)	2,015	124,648
Black Box Corp. (Telecommunications)	2,418	101,459
Black Hills Corp. (Electric)	2,821	122,347
Blockbuster, Inc. - Class A (Retail)	16,523	78,484
Blyth, Inc. (Household Products/Wares)	2,418	53,897
Bob Evans Farms, Inc. (Retail)	4,836	109,826
Boston Private Financial Holdings, Inc. (Banks)	4,433	117,652
Bowater, Inc. (Forest Products & Paper)	4,836	136,714
Bowne & Co., Inc. (Commercial Services)	7,254	103,660
Brady Corp. - Class A (Electronics)	4,030	124,688
Brandywine Realty Trust (REIT)	4,030	125,293
Briggs & Stratton Corp. (Machinery-Diversified)	5,239	181,217
Bright Horizons Family Solutions, Inc. * (Commercial Services)	2,418	92,851
Brocade Communications Systems, Inc. * (Computers)	26,195	106,876
Brookline Bancorp, Inc. (Savings & Loans)	7,254	114,758
Brooks Automation, Inc. * (Semiconductors)	5,239	69,836

See accompanying notes to the Schedules of Portfolio Investments.

Brown Shoe Co., Inc. (Retail)	2,418	79,794
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	2,418	118,796
Building Materials Holding Corp. (Distribution/Wholesale)	1,209	112,667
Cabot Microelectronics Corp. * (Chemicals)	2,418	71,041
Cabot Oil & Gas Corp. (Oil & Gas)	4,433	223,910
Cal Dive International, Inc. * (Oil & Gas Services)	4,030	255,541
California Water Service Group (Water)	2,418	99,621
Callaway Golf Co. (Leisure Time)	7,657	115,544
Calpine Corp. * (Electric)	45,136	116,902
Cambrex Corp. (Biotechnology)	6,448	122,254
Capital Automotive (REIT)	3,627	140,401
CARBO Ceramics, Inc. (Oil & Gas Services)	1,612	106,376
Carpenter Technology Corp. (Iron/Steel)	2,418	141,719
Carter’s, Inc. * (Apparel)	1,612	91,562
Cascade Bancorp (Banks)	4,836	101,024
Cascade Natural Gas Corp. (Gas)	4,836	105,280
Casey’s General Stores, Inc. (Retail)	7,254	168,293
Catalina Marketing Corp. (Advertising)	4,836	109,971
Cathay Bancorp, Inc. (Banks)	4,433	157,194
CEC Entertainment, Inc. * (Retail)	3,224	102,394
Centene Corp. * (Healthcare - Services)	4,030	100,871
Central Garden & Pet Co. * (Household Products/Wares)	2,418	109,415
Central Pacific Financial Corp. (Banks)	2,418	85,065
CH Energy Group, Inc. (Electric)	1,612	76,538
Champion Enterprises, Inc. * (Home Builders)	8,866	131,040
Charming Shoppes, Inc. * (Retail)	12,896	137,600
Chattem, Inc. * (Cosmetics/Personal Care)	2,418	85,839
Checkpoint Systems, Inc. * (Electronics)	7,254	172,065
Chemed Corp. (Commercial Services)	2,418	104,796
Chemical Financial Corp. (Banks)	2,821	91,683
Cheniere Energy, Inc. * (Oil & Gas)	4,030	166,681
Chiquita Brands International, Inc. (Food)	3,224	90,111
Chittenden Corp. (Banks)	4,030	106,835
Ciber, Inc. * (Computers)	14,508	107,794
CIENA Corp. * (Telecommunications)	51,987	137,246
Cimarex Energy Co. * (Oil & Gas)	6,851	310,555
Cincinnati Bell, Inc. * (Telecommunications)	30,225	133,292
Citizens Banking Corp. (Banks)	4,433	125,897
City Holding Co. (Banks)	2,418	86,468
CKE Restaurants, Inc. (Retail)	6,851	90,296
Clarcor, Inc. (Miscellaneous Manufacturing)	4,433	127,316
CLECO Corp. (Electric)	5,239	123,536
Cleveland-Cliffs, Inc. (Iron/Steel)	2,015	175,527
CMGI, Inc. * (Internet)	44,733	74,704

See accompanying notes to the Schedules of Portfolio Investments.

CNET Networks, Inc. * (Internet)	15,717	213,279
Coca-Cola Bottling Co. Consolidated (Beverages)	2,418	118,337
Coeur d’Alene Mines Corp. * (Mining)	25,792	109,100
Cognex Corp. (Machinery-Diversified)	5,239	157,537
Coherent, Inc. * (Electronics)	4,030	117,998
Coldwater Creek, Inc. * (Retail)	3,627	91,473
Colonial Properties Trust (REIT)	2,821	125,478
Columbia Banking System, Inc. (Banks)	4,433	116,278
Commercial Capital Bancorp, Inc. (Savings & Loans)	4,836	82,212
Commercial Federal Corp. (Savings & Loans)	3,224	110,067
Commercial Metals Co. (Metal Fabricate/Hardware)	5,642	190,360
Commercial NET Lease Realty (REIT)	4,030	80,600
Commonwealth Telephone Enterprises, Inc. (Telecommunications)	2,015	75,966
Commscope, Inc. * (Telecommunications)	6,851	118,796
Community Bank System, Inc. (Banks)	4,030	91,078
Comstock Resources, Inc. * (Oil & Gas)	5,239	171,892
Comtech Telecommunications Corp. * (Telecommunications)	2,418	100,274
CONMED Corp. * (Healthcare - Products)	3,224	89,885
Consolidated Graphics, Inc. * (Commercial Services)	2,821	121,444
Continental Airlines, Inc. - Class B * (Airlines)	5,239	50,609
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	6,448	98,461
Corinthian Colleges, Inc. * (Commercial Services)	8,060	106,956
Corn Products International, Inc. (Food)	6,045	121,928
Corporate Office Properties Trust (REIT)	3,224	112,679
Corrections Corp. of America * (Commercial Services)	4,030	159,991
Corus Bankshares, Inc. (Banks)	1,612	88,386
CoStar Group, Inc. * (Commercial Services)	2,418	112,969
Cousins Properties, Inc. (REIT)	2,821	85,251
Covanta Holding Corp. * (Energy - Alternate Sources)	4,030	54,123
Cox Radio, Inc. - Class A * (Media)	6,448	98,010
Crane Co. (Miscellaneous Manufacturing)	4,836	143,823
Credence Systems Corp. * (Semiconductors)	9,269	73,967
Cross Country Healthcare, Inc. * (Commercial Services)	5,642	104,716
CSG Systems International, Inc. * (Software)	6,045	131,237

See accompanying notes to the Schedules of Portfolio Investments.

CSK Auto Corp. * (Retail)	6,045	89,950
CTS Corp. (Electronics)	9,269	112,155
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	7,657	164,932
Cumulus Media, Inc. - Class A * (Media)	8,866	110,736
Curtiss-Wright Corp. (Aerospace/Defense)	2,821	174,084
CV Therapeutics, Inc. * (Pharmaceuticals)	4,836	129,363
CVB Financial Corp. (Banks)	5,642	104,941
Cyberonics, Inc. * (Healthcare - Products)	1,612	48,102
Cymer, Inc. * (Electronics)	4,433	138,842
Cypress Semiconductor Corp. * (Semiconductors)	12,896	194,085
Delphi Financial Group, Inc. - Class A (Insurance)	3,224	150,883
Delta & Pine Land Co. (Agriculture)	3,627	95,789
Dendrite International, Inc. * (Software)	6,045	121,444
DeVry, Inc. * (Commercial Services)	5,239	99,803
Diagnostic Products Corp. (Healthcare - Products)	2,015	106,251
Digital Insight Corp. * (Internet)	4,030	105,022
Digital River, Inc. * (Internet)	3,627	126,401
Digitas, Inc. * (Internet)	9,269	105,296
Dionex Corp. * (Electronics)	2,418	131,177
Dollar Thrifty Automotive Group, Inc. * (Commercial Services)	2,418	81,414
Doral Financial Corp. (Diversified Financial Services)	7,254	94,810
Dress Barn, Inc. * (Retail)	4,030	91,723
Drew Industries, Inc. * (Building Materials)	4,836	124,817
DRS Technologies, Inc. (Aerospace/Defense)	2,418	119,352
DSP Group, Inc. * (Semiconductors)	4,030	103,410
Duquesne Light Holdings, Inc. (Electric)	5,239	90,163
Dycom Industries, Inc. * (Engineering & Construction)	4,836	97,784
Eagle Materials - Class A (Building Materials)	2,015	244,560
EarthLink, Inc. * (Internet)	12,896	137,987
EastGroup Properties, Inc. (REIT)	2,015	88,156
Eclipsys Corp. * (Software)	5,642	100,653
Education Realty Trust, Inc. (REIT)	6,448	107,682
eFunds Corp. * (Software)	5,239	98,650
EGL, Inc. * (Transportation)	4,030	109,415
El Paso Electric Co. * (Electric)	5,239	109,233
Electronics for Imaging, Inc. * (Computers)	5,239	120,183
Elizabeth Arden, Inc. * (Cosmetics/Personal Care)	4,433	95,664
ElkCorp (Building Materials)	2,418	86,492
EMCOR Group, Inc. * (Engineering & Construction)	2,418	143,387
Emmis Communications Corp. * (Media)	5,239	115,730

See accompanying notes to the Schedules of Portfolio Investments.

Empire District Electric Co. (Electric)	4,030	92,166
Emulex Corp. * (Semiconductors)	7,657	154,748
Encompass Services Corp. (a)* (Commercial Services)	1	0
Encore Acquisition Co. * (Oil & Gas)	5,239	203,535
Energy Partners, Ltd. * (Oil & Gas)	4,433	138,398
Engineered Support Systems, Inc. (Aerospace/Defense)	4,030	165,391
Entegris, Inc. * (Semiconductors)	10,881	122,955
Entercom Communications Corp. * (Media)	4,433	140,038
Entertainment Properties Trust (REIT)	2,821	125,901
Entravision Communications Corp. * (Media)	12,493	98,320
Enzon, Inc. * (Biotechnology)	15,314	101,532
Epicor Software Corp. * (Software)	7,254	94,302
Equinix, Inc. * (Internet)	2,015	83,925
Equity Inns, Inc. (REIT)	7,254	97,929
Equity Lifestyle Properties, Inc. (REIT)	2,418	108,810
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	2,418	121,069
Esterline Technologies Corp. * (Aerospace/Defense)	2,821	106,888
Ethan Allen Interiors, Inc. (Home Furnishings)	3,627	113,706
Euronet Worldwide, Inc. * (Commercial Services)	3,224	95,398
Exar Corp. * (Semiconductors)	10,075	141,252
Exelixis, Inc. * (Biotechnology)	13,702	105,094
F.N.B. Corp. (Banks)	5,642	97,494
FactSet Research Systems, Inc. (Computers)	3,627	127,815
Fairchild Semiconductor International, Inc. * (Semiconductors)	12,090	179,657
Federal Signal Corp. (Miscellaneous Manufacturing)	6,448	110,196
FEI Co. * (Electronics)	3,627	69,820
FelCor Lodging Trust, Inc. * (REIT)	4,836	73,265
Ferro Corp. (Chemicals)	4,836	88,596
Fidelity Bankshares, Inc. (Savings & Loans)	4,433	135,428
Filenet Corp. * (Software)	4,030	112,437
Financial Federal Corp. (Diversified Financial Services)	3,224	128,315
First BanCorp. (Banks)	3,627	61,369
First Charter Corp. (Banks)	3,627	88,789
First Citizens BancShares, Inc. - Class A (Banks)	403	68,772
First Commonwealth Financial Corp. (Banks)	6,045	80,580
First Community Bancorp - Class A (Banks)	2,015	96,377
First Financial Bancorp (Banks)	4,433	82,454
First Financial Bankshares, Inc. (Banks)	2,821	98,255
First Financial Holdings, Inc. (Savings & Loans)	3,224	99,041

See accompanying notes to the Schedules of Portfolio Investments.

First Industrial Realty Trust, Inc. (REIT)	3,224	129,121
First Merchants Corp. (Banks)	4,030	104,095
First Midwest Bancorp, Inc. (Banks)	4,030	150,077
First Niagara Financial Group, Inc. (Savings & Loans)	8,866	128,025
First Republic Bank (Banks)	2,015	70,988
FirstFed Financial Corp. * (Savings & Loans)	2,015	108,427
Fisher Communications, Inc. * (Media)	3,224	150,109
Florida East Coast Industries, Inc. (Transportation)	2,821	127,762
Flowers Foods, Inc. (Food)	3,627	98,945
Flowserve Corp. * (Machinery-Diversified)	4,836	175,789
Flushing Financial Corp. (Savings & Loans)	5,239	85,762
Formfactor, Inc. * (Semiconductors)	4,433	101,161
Forward Air Corp. (Transportation)	2,821	103,926
Fossil, Inc. * (Household Products/Wares)	5,239	95,297
Foundry Networks, Inc. * (Telecommunications)	14,911	189,370
Franklin Bank Corp. Houston * (Savings & Loans)	4,836	78,101
Franklin Electric Co., Inc. (Hand/Machine Tools)	3,224	133,441
Fremont General Corp. (Banks)	6,851	149,557
Frontier Financial Corp. (Banks)	5,239	151,931
Frontier Oil Corp. (Oil & Gas)	4,836	214,476
FTI Consulting, Inc. * (Commercial Services)	4,433	111,978
Fuller (H.B.) Co. (Chemicals)	3,627	112,727
Furniture Brands International, Inc. (Home Furnishings)	4,836	87,193
G & K Services, Inc. (Textiles)	2,821	111,119
Gables Residential Trust (REIT)	2,418	105,546
GAMCO Investors, Inc. - Class A (Diversified Financial Services)	3,224	147,820
GameStop Corp. - Class B * (Retail)	4,433	125,853
Gardner Denver, Inc. * (Machinery-Diversified)	3,224	143,790
Gartner Group, Inc. * (Commercial Services)	8,060	94,221
Gateway, Inc. * (Computers)	31,434	84,872
GATX Corp. (Trucking & Leasing)	3,627	143,448
Gaylord Entertainment Co. * (Lodging)	4,433	211,233
Gemstar-TV Guide International, Inc. * (Media)	20,150	59,644
GenCorp, Inc. * (Aerospace/Defense)	5,239	97,707
General Communication, Inc. - Class A * (Telecommunications)	9,269	91,763
Genesco, Inc. * (Retail)	3,224	120,062
Genesee & Wyoming, Inc. - Class A * (Transportation)	3,224	102,201

See accompanying notes to the Schedules of Portfolio Investments.

Genesis Healthcare Corp. * (Healthcare - Services)	1,612	64,996
Genesis Microchip, Inc. * (Semiconductors)	4,433	97,304
Georgia Gulf Corp. (Chemicals)	3,627	87,338
Glacier Bancorp, Inc. (Banks)	4,030	124,406
Glimcher Realty Trust (REIT)	2,821	69,030
Global Imaging Systems, Inc. * (Office/Business Equipment)	4,030	137,222
Gold Banc Corp., Inc. (Banks)	8,060	120,094
Gold Kist, Inc. * (Food)	4,433	86,665
Golden Telecom, Inc. (Telecommunications)	3,224	101,782
Granite Construction, Inc. (Engineering & Construction)	2,821	107,875
Greater Bay Bancorp (Banks)	4,836	119,159
Greif Brothers Corp. - Class A (Packaging & Containers)	2,418	145,322
Grey Wolf, Inc. * (Oil & Gas)	18,941	159,673
Griffon Corp. * (Miscellaneous Manufacturing)	4,836	118,966
Group 1 Automotive, Inc. * (Retail)	4,836	133,474
Guitar Center, Inc. * (Retail)	2,418	133,498
Haemonetics Corp. * (Healthcare - Products)	2,418	114,928
Hancock Holding Co. (Banks)	2,821	96,309
Hanover Compressor Co. * (Oil & Gas Services)	8,463	117,297
Harbor Florida Bancshares, Inc. (Savings & Loans)	3,224	116,934
Harland (John H.) Co. (Household Products/Wares)	4,433	196,824
Harleysville National Corp. (Banks)	3,364	73,840
Headwaters, Inc. * (Energy - Alternate Sources)	4,030	150,722
Heartland Express, Inc. (Transportation)	4,836	98,364
HEICO Corp. (Aerospace/Defense)	5,239	121,545
Hercules, Inc. * (Chemicals)	11,687	142,815
Heritage Property Investment Trust (REIT)	2,015	70,525
Herley Industries, Inc. * (Aerospace/Defense)	7,254	135,142
Hibbett Sporting Goods, Inc. * (Retail)	4,836	107,601
Highwoods Properties, Inc. (REIT)	4,030	118,925
Hilb, Rogal, & Hobbs Co. (Insurance)	2,821	105,280
Holly Corp. (Oil & Gas)	2,418	154,704
Hologic, Inc. * (Healthcare - Products)	2,015	116,366
Home Properties of New York, Inc. (REIT)	2,418	94,907
Horace Mann Educators Corp. (Insurance)	5,239	103,627
Hot Topic, Inc. * (Retail)	4,433	68,091
Houston Exploration Co. * (Oil & Gas)	2,821	189,712
Hudson United Bancorp (Banks)	3,627	153,531
Hughes Supply, Inc. (Distribution/Wholesale)	6,448	210,204

See accompanying notes to the Schedules of Portfolio Investments.

Human Genome Sciences, Inc. * (Biotechnology)	12,896	175,257
Hutchinson Technology, Inc. * (Computers)	2,418	63,158
Hydril Co. * (Oil & Gas Services)	2,418	165,972
IBERIABANK Corp. (Banks)	1,612	85,678
ICOS Corp. * (Biotechnology)	7,657	211,486
IDACORP, Inc. (Electric)	4,030	121,424
IDT Corp. - Class B * (Telecommunications)	6,851	83,514
IDX Systems Corp. * (Software)	4,836	208,819
IHOP Corp. (Retail)	2,418	98,509
IKON Office Solutions, Inc. (Office/Business Equipment)	10,478	104,570
Imagistics International, Inc. * (Office/Business Equipment)	4,030	168,655
Imation Corp. (Computers)	3,224	138,213
Immucor, Inc. * (Healthcare - Products)	4,030	110,583
IMPAC Mortgage Holdings, Inc. (REIT)	5,642	69,171
Impax Laboratories, Inc. * (Pharmaceuticals)	5,642	68,437
Independent Bank Corp. - Massachusetts (Banks)	3,224	97,945
Independent Bank Corp. - Michigan (Banks)	3,365	97,714
Infinity Property & Casualty Corp. (Insurance)	2,821	98,989
Informatica Corp. * (Software)	10,881	130,790
Infospace, Inc. * (Internet)	3,224	76,957
Inland Real Estate Corp. (REIT)	5,239	82,043
Insight Enterprises, Inc. * (Retail)	6,851	127,429
Integra LifeSciences Holdings * (Biotechnology)	3,224	123,350
Integrated Device Technology, Inc. * (Semiconductors)	21,359	229,395
Interdigital Communications Corp. * (Telecommunications)	5,239	102,894
Intergraph Corp. * (Computers)	2,821	126,127
Intermagnetics General Corp. * (Electrical Components & Equipment)	4,030	112,598
Internet Security Systems, Inc. * (Internet)	4,836	116,112
Intuitive Surgical, Inc. * (Healthcare - Products)	3,224	236,286
Invacare Corp. (Healthcare - Products)	2,821	117,551
Investment Technology Group, Inc. * (Diversified Financial Services)	4,836	143,146
Itron, Inc. * (Electronics)	2,418	110,406
J2 Global Communications, Inc. * (Internet)	2,821	114,025
Jack Henry & Associates, Inc. (Computers)	8,060	156,364
Jack in the Box, Inc. * (Retail)	4,030	120,537
Jackson Hewitt Tax Service, Inc. (Commercial Services)	4,030	96,357
Jacuzzi Brands, Inc * (Miscellaneous Manufacturing)	8,463	68,212

See accompanying notes to the Schedules of Portfolio Investments.

Jarden Corp. * (Household Products/Wares)	4,030	165,512
JLG Industries, Inc. (Machinery - Construction & Mining)	4,433	162,204
Jo-Ann Stores, Inc. * (Retail)	3,224	55,775
Jones Lang LaSalle, Inc. (Real Estate)	2,821	129,936
Journal Register Co. (Media)	7,657	123,890
K-Swiss, Inc. - Class A (Apparel)	3,224	95,334
K-V Pharmaceutical Co. * (Pharmaceuticals)	5,642	100,258
Kansas City Southern Industries, Inc. * (Transportation)	7,254	169,090
Kaydon Corp. (Metal Fabricate/Hardware)	4,433	125,942
KCS Energy, Inc. * (Oil & Gas)	6,851	188,608
Keane, Inc. * (Software)	8,463	96,732
Kellwood Co. (Apparel)	5,642	145,845
Kelly Services, Inc. - Class A (Commercial Services)	6,045	185,339
KEMET Corp. * (Electronics)	15,314	128,331
Kennametal, Inc. (Hand/Machine Tools)	3,627	177,868
Kenneth Cole Productions, Inc. (Retail)	3,224	87,983
Keynote Systems, Inc. * (Internet)	9,269	120,312
KFx, Inc. * (Energy - Alternate Sources)	6,045	103,490
Kilroy Realty Corp. (REIT)	2,418	135,481
Kimball International, Inc. - Class B (Home Furnishings)	8,463	102,318
Kindred Healthcare, Inc. * (Healthcare - Services)	2,418	72,056
Kirby Corp. * (Transportation)	2,418	119,522
KNBT Bancorp, Inc. (Savings & Loans)	8,866	138,044
Knight Capital Group, Inc. - Class A * (Diversified Financial Services)	13,702	113,864
Knight Transportation, Inc. (Transportation)	4,030	98,171
Komag, Inc. * (Computers)	3,224	103,039
Kronos, Inc. * (Computers)	3,224	143,919
Kyphon, Inc. * (Healthcare - Products)	3,224	141,663
La Quinta Corp. * (Lodging)	15,314	133,079
La-Z-Boy, Inc. (Home Furnishings)	6,045	79,734
LabOne, Inc. * (Healthcare - Services)	2,418	105,183
Labor Ready, Inc. * (Commercial Services)	5,239	134,380
Laclede Group, Inc. (Gas)	3,224	104,748
Lakeland Financial Corp. (Banks)	4,030	166,641
Lancaster Colony Corp. (Miscellaneous Manufacturing)	2,015	86,645
Landauer, Inc. (Commercial Services)	1,612	78,988
Lasalle Hotel Properties (REIT)	3,627	124,950
Laserscope * (Healthcare - Products)	2,015	56,783
LCA-Vision, Inc. (Healthcare - Products)	2,015	74,797
Lennox International, Inc. (Building Materials)	4,836	132,555

See accompanying notes to the Schedules of Portfolio Investments.

Level 3 Communications, Inc. * (Telecommunications)	60,450	140,244
Lexington Corporate Properties Trust (REIT)	4,836	113,888
LIFE TIME FITNESS, Inc. * (Leisure Time)	2,821	93,488
Lin TV Corp. - Class A * (Media)	6,851	95,571
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	3,627	142,904
Linens’n Things, Inc. * (Retail)	4,836	129,121
Littelfuse, Inc. * (Electrical Components & Equipment)	3,224	90,691
LKQ Corp. * (Distribution/Wholesale)	2,418	73,024
Lone Star Technologies, Inc. * (Oil & Gas Services)	2,821	156,819
Longs Drug Stores Corp. (Retail)	3,224	138,277
Longview Fibre Co. (Forest Products & Paper)	4,836	94,254
M/I Schottenstein Homes, Inc. (Home Builders)	1,612	87,467
Macdermid, Inc. (Chemicals)	3,627	95,245
Macrovision Corp. * (Entertainment)	5,642	107,762
MAF Bancorp, Inc. (Savings & Loans)	2,418	99,138
Magellan Health Services, Inc. * (Healthcare - Services)	3,224	113,324
Maguire Properties, Inc. (REIT)	3,224	96,881
Manhattan Associates, Inc. * (Computers)	5,239	121,545
Manitowoc Co. (Machinery-Diversified)	3,627	182,257
Martek Biosciences Corp. * (Biotechnology)	2,821	99,102
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	3,224	121,835
Maverick Tube Corp. * (Oil & Gas Services)	4,030	120,900
Maximus, Inc. (Commercial Services)	2,821	100,851
Maxtor Corp. * (Computers)	22,165	97,526
Maytag Corp. (Home Furnishings)	7,254	132,458
MB Financial, Inc. (Banks)	3,224	125,672
Medarex, Inc. * (Pharmaceuticals)	12,090	115,097
Media General, Inc. - Class A (Media)	2,418	140,268
Medicis Pharmaceutical Corp. (Pharmaceuticals)	4,836	157,460
Mentor Corp. (Healthcare - Products)	2,821	155,183
Mentor Graphics Corp. * (Computers)	8,463	72,782
Mercantile Bank Corp. (Banks)	2,418	103,466
Mercury Computer Systems, Inc. * (Computers)	3,224	84,630
MeriStar Hospitality Corp. * (REIT)	9,269	84,626
Methode Electronics, Inc. - Class A (Electronics)	7,254	83,566
Metris Cos., Inc. * (Diversified Financial Services)	6,448	94,334
MGE Energy, Inc. (Electric)	2,418	88,281
MGI Pharma, Inc. * (Pharmaceuticals)	6,851	159,697
Micrel, Inc. * (Semiconductors)	10,881	122,194
Micros Systems, Inc. * (Computers)	3,627	158,681

See accompanying notes to the Schedules of Portfolio Investments.

Microsemi Corp. * (Semiconductors)	6,448	164,682
MicroStrategy, Inc. - Class A * (Software)	1,612	113,307
Mid-America Apartment Communities, Inc. (REIT)	2,015	93,718
Mid-State Bancshares (Banks)	3,224	88,692
Midas, Inc. * (Commercial Services)	4,030	80,116
Midwest Banc Holdings, Inc. (Banks)	5,239	121,126
Mine Safety Appliances Co. (Environmental Control)	2,821	109,173
Minerals Technologies, Inc. (Chemicals)	2,015	115,278
Modine Manufacturing Co. (Auto Parts & Equipment)	3,627	133,039
Monaco Coach Corp. (Home Builders)	4,836	71,283
Moneygram International, Inc. (Software)	7,657	166,233
Moog, Inc. - Class A * (Aerospace/Defense)	3,224	95,172
Movie Gallery, Inc. (Retail)	2,821	29,310
MPS Group, Inc. * (Commercial Services)	12,896	152,173
MTS Systems Corp. (Computers)	2,418	91,328
Mueller Industries, Inc. (Metal Fabricate/Hardware)	3,627	100,722
Myriad Genetics, Inc. * (Biotechnology)	6,448	140,953
Nabi Biopharmaceuticals * (Pharmaceuticals)	6,045	79,190
Nasdaq Stock Market, Inc. * (Diversified Financial Services)	3,627	91,944
National Financial Partners (Diversified Financial Services)	3,627	163,723
National Penn Bancshares, Inc. (Banks)	4,433	110,337
National Presto Industries, Inc. (Housewares)	4,433	189,777
Nationwide Health Properties, Inc. (REIT)	5,239	122,069
Navigant Consulting Co. * (Commercial Services)	5,239	100,379
NBT Bancorp, Inc. (Banks)	4,433	104,574
NBTY, Inc. * (Pharmaceuticals)	4,836	113,646
NCI Building Systems, Inc * (Building Materials)	2,821	115,069
NCO Group, Inc. * (Commercial Services)	4,433	91,586
Nektar Therapeutics * (Biotechnology)	8,463	143,448
NetBank, Inc. (Internet)	11,687	97,119
NETGEAR, Inc. * (Telecommunications)	4,030	96,962
NetIQ Corp. * (Software)	8,060	98,654
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	4,836	237,883
New Jersey Resources Corp. (Gas)	2,418	111,179
NewAlliance Bancshares, Inc. (Savings & Loans)	13,299	194,698
Newcastle Investment Corp. (REIT)	3,627	101,193
Newpark Resources, Inc. * (Oil & Gas Services)	11,687	98,405

See accompanying notes to the Schedules of Portfolio Investments.

NGP Capital Resources Co. (Investment Companies)	10,478	157,799
NICOR, Inc. (Gas)	2,015	84,690
Nordson Corp. (Machinery-Diversified)	3,224	122,609
Northwest Natural Gas Co. (Gas)	2,821	104,998
NorthWestern Corp. (Electric)	2,821	85,166
Novastar Financial, Inc. (REIT)	2,015	66,475
NPS Pharmaceuticals, Inc. * (Pharmaceuticals)	9,672	97,784
Nu Skin Enterprises, Inc. (Retail)	5,239	99,803
Oceaneering International, Inc. * (Oil & Gas Services)	4,433	236,767
Offshore Logistics, Inc. * (Transportation)	3,224	119,288
Ohio Casualty Corp. (Insurance)	5,239	142,082
Oil States International, Inc. * (Oil & Gas Services)	4,836	175,595
Old National Bancorp (Banks)	6,045	128,275
Old Second Bancorp, Inc. (Banks)	3,224	96,204
Olin Corp. (Chemicals)	6,448	122,448
OM Group, Inc. * (Chemicals)	3,224	64,899
OMEGA Healthcare Investors, Inc. (REIT)	7,254	100,976
OmniVision Technologies, Inc. * (Semiconductors)	6,851	86,460
ON Semiconductor Corp. * (Semiconductors)	17,329	89,591
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	3,224	80,536
Openwave Systems, Inc. * (Internet)	7,657	137,673
Orbital Sciences Corp. * (Aerospace/Defense)	8,463	105,788
Otter Tail Power Co. (Electric)	3,627	112,219
Owens & Minor, Inc. (Distribution/Wholesale)	4,030	118,281
Oxford Industries, Inc. (Apparel)	2,418	109,100
P.F. Chang’s China Bistro, Inc. * (Retail)	3,224	144,532
Pacer International, Inc. (Transportation)	3,627	95,608
Pacific Capital Bancorp (Banks)	4,030	134,159
Pacific Sunwear of California, Inc. * (Retail)	7,254	155,526
Palm, Inc. * (Computers)	3,627	102,753
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	3,627	96,551
Parametric Technology Corp. * (Software)	26,598	185,389
Park Electrochemical Corp. (Electronics)	5,239	139,619
Park National Corp. (Banks)	1,209	130,898
Parker Drilling Co. * (Oil & Gas)	13,702	127,018
Partners Trust Financial Group, Inc. (Savings & Loans)	7,254	83,566
Payless ShoeSource, Inc. * (Retail)	6,448	112,195
Pediatrix Medical Group, Inc. * (Healthcare - Services)	2,015	154,792

See accompanying notes to the Schedules of Portfolio Investments.

Peet’s Coffee & Tea, Inc. * (Beverages)	2,821	86,379
Penn Virginia Corp. (Oil & Gas)	2,418	139,543
Pennsylvania REIT	2,821	118,990
Peoples Energy Corp. (Gas)	2,418	95,221
Pep Boys-Manny, Moe & Jack (Retail)	6,851	94,818
Performance Food Group Co. * (Food)	3,627	114,468
Pericom Semiconductor Corp. * (Semiconductors)	15,717	138,938
Perot Systems Corp. - Class A * (Computers)	9,672	136,859
Perrigo Co. (Pharmaceuticals)	8,463	121,106
PETCO Animal Supplies, Inc. * (Retail)	5,642	119,385
Pharmion Corp. * (Pharmaceuticals)	3,627	79,105
PHH Corp. * (Commercial Services)	4,836	132,797
Phillips-Van Heusen Corp. (Apparel)	4,030	125,011
Photronics, Inc. * (Semiconductors)	3,627	70,364
Pier 1 Imports, Inc. (Retail)	9,672	109,003
Pinnacle Entertainment, Inc. * (Entertainment)	5,642	103,418
Plantronics, Inc. (Telecommunications)	5,239	161,414
Plexus Corp. * (Electronics)	8,060	137,745
PMC-Sierra, Inc. * (Semiconductors)	19,344	170,421
Polycom, Inc. * (Telecommunications)	10,075	162,913
PolyMedica Corp. (Healthcare - Products)	3,224	112,647
Post Properties, Inc. (REIT)	3,627	135,106
Potlatch Corp. (Forest Products & Paper)	2,821	147,030
Power Integrations, Inc. * (Semiconductors)	4,433	96,418
Powerwave Technologies, Inc. * (Telecommunications)	11,284	146,579
Premiere Global Services, Inc. * (Telecommunications)	8,060	65,931
Price Communications Corp. * (Telecommunications)	8,463	139,216
Priority Healthcare Corp. - Class B * (Pharmaceuticals)	4,030	112,276
ProAssurance Corp. * (Insurance)	2,821	131,656
Progress Software Corp. * (Software)	4,030	128,033
ProQuest Co. * (Internet)	3,627	131,297
Prosperity Bancshares, Inc. (Banks)	4,433	134,098
Provident Bankshares Corp. (Banks)	3,224	112,131
Provident Financial Services, Inc. (Savings & Loans)	6,448	113,485
Provident New York Bancorp (Savings & Loans)	10,075	117,575
PS Business Parks, Inc. (REIT)	1,612	73,830
PSS World Medical, Inc. * (Healthcare - Products)	6,851	91,392
Psychiatric Solutions, Inc. * (Healthcare - Services)	2,015	109,273
Quanex Corp. (Metal Fabricate/Hardware)	2,418	160,120
Quanta Services, Inc. * (Commercial Services)	10,881	138,842
Quest Software, Inc. * (Software)	8,060	121,464

See accompanying notes to the Schedules of Portfolio Investments.

Radio One, Inc. * (Media)	9,269	121,887
RAIT Investment Trust (REIT)	3,224	91,884
Ralcorp Holdings, Inc. (Food)	2,821	118,256
Rambus, Inc. * (Semiconductors)	8,060	97,526
RARE Hospitality International, Inc. * (Retail)	4,030	103,571
RC2 Corp. * (Toys/Games/Hobbies)	2,821	95,237
Reader’s Digest Association, Inc. (Media)	9,672	154,463
Red Robin Gourmet Burgers, Inc. * (Retail)	1,612	73,894
Redwood Trust, Inc. (REIT)	1,612	78,359
Regal-Beloit Corp. (Hand/Machine Tools)	4,836	156,880
Regis Corp. (Retail)	4,836	182,897
Reliance Steel & Aluminum Co. (Iron/Steel)	3,627	191,977
Remington Oil & Gas Corp. * (Oil & Gas)	3,627	150,521
Republic Bancorp, Inc. (Banks)	7,254	102,572
Resource America, Inc. - Class A (Holding Companies - Diversified)	2,821	50,016
Resources Connection, Inc. * (Commercial Services)	4,433	131,350
RF Micro Devices, Inc. * (Telecommunications)	21,762	122,955
RLI Corp. (Insurance)	2,418	111,857
Rogers Corp. * (Electronics)	2,418	93,577
RSA Security, Inc. * (Internet)	8,060	102,443
Ruby Tuesday, Inc. (Retail)	6,045	131,539
Ruddick Corp. (Food)	4,836	111,470
Russell Corp. (Apparel)	5,239	73,556
Ryan’s Restaurant Group, Inc. * (Retail)	8,463	98,763
S & T Bancorp, Inc. (Banks)	3,224	121,867
SafeNet, Inc. * (Telecommunications)	3,224	117,063
Saga Communications, Inc. * (Media)	8,866	117,918
Salix Pharmaceuticals, Ltd. * (Pharmaceuticals)	5,239	111,329
Sanderson Farms, Inc. (Food)	2,015	74,877
Sandy Spring Bancorp, Inc. (Banks)	3,224	108,649
Saxon Capital, Inc. (REIT)	4,030	47,756
ScanSource, Inc. * (Distribution/Wholesale)	2,015	98,211
Scholastic Corp. * (Media)	3,627	134,054
School Specialty, Inc. * (Retail)	2,418	117,950
SEACOR SMIT, Inc. * (Oil & Gas Services)	2,015	146,249
Select Comfort Corp. * (Retail)	4,030	80,519
Selective Insurance Group, Inc. (Insurance)	2,418	118,240
Semtech Corp. * (Semiconductors)	10,075	165,935
Senior Housing Properties Trust (REIT)	4,836	91,884
Sensient Technologies Corp. (Chemicals)	5,239	99,279
SERENA Software, Inc. * (Software)	4,433	88,350
Serologicals Corp. * (Biotechnology)	5,642	127,284

See accompanying notes to the Schedules of Portfolio Investments.

SFBC International, Inc. * (Commercial Services)	2,015	89,446
Shaw Group, Inc. * (Engineering & Construction)	6,851	168,946
Shuffle Master, Inc. * (Entertainment)	5,239	138,467
Sierra Pacific Resources * (Electric)	10,478	155,599
Sigmatel, Inc. * (Semiconductors)	3,627	73,410
Silicon Image, Inc. * (Semiconductors)	9,672	85,984
Silicon Laboratories, Inc. * (Semiconductors)	4,030	122,472
Simpson Manufacturing Co., Inc. (Building Materials)	4,030	157,734
Sinclair Broadcast Group, Inc. - Class A (Media)	9,672	85,791
Skyline Corp. (Home Builders)	3,224	131,023
SkyWest, Inc. (Airlines)	4,836	129,701
Skyworks Solutions, Inc. * (Semiconductors)	15,717	110,333
Sohu.com, Inc. * (Internet)	3,224	55,227
SonoSite, Inc. * (Healthcare - Products)	2,418	71,766
Sonus Networks, Inc. * (Telecommunications)	20,150	116,870
South Jersey Industries, Inc. (Gas)	2,015	58,717
Sovran Self Storage, Inc. (REIT)	1,612	78,907
Spherion Corp. * (Commercial Services)	18,538	140,889
Spinnaker Exploration Co. * (Oil & Gas)	3,224	208,561
Spirit Finance Corp. (REIT)	7,657	86,141
St. Mary Land & Exploration Co. (Oil & Gas)	4,836	176,998
Stage Stores, Inc. (Retail)	2,418	64,972
Standex International Corp. (Miscellaneous Manufacturing)	3,224	84,888
Steel Dynamics, Inc. (Iron/Steel)	4,030	136,859
STERIS Corp. (Healthcare - Products)	5,642	134,223
Sterling Bancshares, Inc. (Banks)	6,851	100,778
Sterling Financial Corp. - Spokane (Savings & Loans)	7,038	158,708
Stewart & Stevenson Services, Inc. (Machinery-Diversified)	4,433	105,727
Stewart Enterprises, Inc. - Class A (Commercial Services)	14,105	93,516
Stewart Information Services Corp. (Insurance)	2,015	103,168
Stone Energy Corp. * (Oil & Gas)	2,821	172,194
Strategic Hotel Capital, Inc. (REIT)	4,464	81,513
Strayer Education, Inc. (Commercial Services)	1,612	152,366
Sun Communities, Inc. (REIT)	2,418	79,214
Sunrise Assisted Living, Inc. * (Healthcare - Services)	2,821	188,273
Superior Energy Services, Inc. * (Oil & Gas Services)	9,269	214,021
Superior Industries International, Inc. (Auto Parts & Equipment)	3,224	69,380
SureWest Communications (Telecommunications)	4,433	127,138

See accompanying notes to the Schedules of Portfolio Investments.

SurModics, Inc. * (Healthcare - Products)	1,612	62,368
Susquehanna Bancshares, Inc. (Banks)	3,627	87,193
SVB Financial Group * (Banks)	3,224	156,815
Swift Energy Co. * (Oil & Gas)	2,821	129,061
Sybron Dental Special, Inc. * (Healthcare - Products)	3,627	150,811
Sycamore Networks, Inc. * (Telecommunications)	32,240	121,545
Symyx Technologies, Inc. * (Chemicals)	3,627	94,737
Tanger Factory Outlet Centers, Inc. (REIT)	2,821	78,452
Taubman Centers, Inc. (REIT)	4,433	140,526
TBC Corp. * (Retail)	3,224	111,196
Technitrol, Inc. (Electronics)	9,269	142,001
Tekelec * (Telecommunications)	5,642	118,200
Teledyne Technologies, Inc. * (Aerospace/Defense)	3,627	125,023
Telik, Inc. * (Biotechnology)	7,657	125,269
Tennant Co. (Machinery-Diversified)	2,821	115,605
Tenneco Automotive, Inc. * (Auto Parts & Equipment)	5,642	98,791
Tessera Technologies, Inc. * (Semiconductors)	4,030	120,537
TETRA Technologies, Inc. * (Oil & Gas Services)	6,045	188,725
Texas Capital Bancshares, Inc. * (Banks)	4,836	102,281
Texas Industries, Inc. (Building Materials)	2,015	109,616
Texas Regional Bancshares, Inc. - Class A (Banks)	4,030	116,024
The Children’s Place Retail Stores, Inc. * (Retail)	2,015	71,815
The Finish Line, Inc. - Class A (Retail)	4,836	70,557
The Genlyte Group, Inc. * (Building Materials)	2,015	96,881
The Liberty Corp. (Media)	2,015	94,483
The Medicines Co. * (Pharmaceuticals)	6,448	148,368
The Nautilus Group, Inc. (Leisure Time)	3,627	80,048
The Navigators Group, Inc. * (Insurance)	2,418	90,240
The Phoenix Cos., Inc. (Insurance)	10,075	122,915
The Sports Authority, Inc. * (Retail)	2,821	83,050
The Steak n Shake Co. * (Retail)	6,045	109,717
The Stride Rite Corp. (Apparel)	6,448	82,663
The Topps Co., Inc. (Toys/Games/Hobbies)	11,687	95,950
The Warnaco Group, Inc. * (Apparel)	5,642	123,616
Thor Industries, Inc. (Home Builders)	3,627	123,318
Thoratec Corp. * (Healthcare - Products)	5,239	93,045
THQ, Inc. * (Software)	6,045	128,879
Tibco Software, Inc. * (Internet)	20,150	168,454

See accompanying notes to the Schedules of Portfolio Investments.

Tierone Corp. (Savings & Loans)	5,239	137,838
Todco - Class A (Oil & Gas)	5,239	218,518
Too, Inc. * (Retail)	4,030	110,543
Tootsie Roll Industries, Inc. (Food)	2,821	89,567
Town & Country Trust (REIT)	2,821	81,865
Tractor Supply Co. * (Retail)	2,821	128,779
Trammell Crow Co. * (Real Estate)	3,627	89,514
Transaction Systems Architect, Inc. * (Software)	4,836	134,683
Tredegar Corp. (Miscellaneous Manufacturing)	6,851	89,132
Triarc Cos., Inc. (Retail)	5,642	86,153
Trinity Industries, Inc. (Miscellaneous Manufacturing)	4,030	163,175
Triumph Group, Inc. * (Aerospace/Defense)	2,821	104,857
TrustCo Bank Corp. NY (Banks)	8,060	100,992
Trustmark Corp. (Banks)	4,030	112,236
Trustreet Properties, Inc. (REIT)	5,642	88,297
Tuesday Morning Corp. (Retail)	2,821	72,979
Tupperware Corp. (Household Products/Wares)	5,642	128,525
U-Store-It Trust (REIT)	5,642	114,363
UCBH Holdings, Inc. (Banks)	8,463	155,042
UICI (Insurance)	2,976	107,136
UMB Financial Corp. (Banks)	1,612	105,876
Umpqua Holdings Corp. (Banks)	5,239	127,412
Unisource Energy Corp. (Electric)	3,224	107,166
United Auto Group, Inc. (Retail)	3,224	106,521
United Bankshares, Inc. (Banks)	2,821	98,594
United Community Banks, Inc. (Banks)	3,627	103,370
United Natural Foods, Inc. * (Food)	4,030	142,500
United Rentals, Inc. * (Commercial Services)	5,642	111,204
United Stationers, Inc. * (Distribution/Wholesale)	3,224	154,300
United Surgical Partners International, Inc. * (Healthcare - Services)	3,224	126,091
United Therapeutics Corp. * (Pharmaceuticals)	2,015	140,647
Universal Corp. (Agriculture)	2,418	93,891
Unizan Financial Corp. (Banks)	4,030	97,566
Unova, Inc. * (Machinery-Diversified)	5,239	183,259
URS Corp. * (Engineering & Construction)	4,030	162,772
USA Mobility, Inc. * (Telecommunications)	3,224	86,984
USEC, Inc. (Mining)	8,060	89,950
UTStarcom, Inc. * (Telecommunications)	10,881	88,898
Vail Resorts, Inc. * (Entertainment)	3,224	92,690
Valassis Communications, Inc. * (Commercial Services)	4,836	188,506
ValueClick, Inc. * (Internet)	9,672	165,294
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	4,433	187,826
Varian, Inc. * (Electronics)	3,224	110,648

See accompanying notes to the Schedules of Portfolio Investments.

Ventana Medical Systems, Inc. * (Healthcare - Products)	2,821	107,395
Ventiv Health, Inc. * (Advertising)	5,239	137,314
Veritas DGC, Inc. * (Oil & Gas Services)	3,627	132,821
Vertex Pharmaceuticals, Inc. * (Biotechnology)	8,866	198,155
Viad Corp. (Commercial Services)	4,836	132,265
Viasys Healthcare, Inc. * (Healthcare - Products)	3,627	90,639
Visteon Corp. (Auto Parts & Equipment)	10,881	106,416
W Holding Co., Inc. (Banks)	9,269	88,612
W-H Energy Services, Inc. * (Oil & Gas Services)	4,433	143,718
Wabash National Corp. (Auto Manufacturers)	4,030	79,230
Wabtec Corp. (Machinery-Diversified)	6,045	164,908
Waddell & Reed Financial, Inc. (Diversified Financial Services)	7,254	140,437
Walter Industries, Inc. (Holding Companies - Diversified)	3,224	157,718
Washington Group International, Inc. * (Engineering & Construction)	2,418	130,306
Washington REIT	3,627	112,836
Waste Connections, Inc. * (Environmental Control)	5,239	183,784
Watsco, Inc. (Distribution/Wholesale)	2,821	149,823
Watson Wyatt & Co. Holdings (Commercial Services)	6,448	173,774
Watts Industries, Inc. - Class A (Electronics)	4,433	127,892
WCI Communities, Inc. * (Home Builders)	3,224	91,465
WD-40 Co. (Household Products/Wares)	2,821	74,785
WebEx Communications, Inc. * (Internet)	4,030	98,775
Websense, Inc. * (Internet)	2,821	144,463
Werner Enterprises, Inc. (Transportation)	4,433	76,647
Wesbanco, Inc. (Banks)	2,821	77,578
WESCO International, Inc. * (Distribution/Wholesale)	3,224	109,197
West Coast Bancorp (Banks)	4,433	110,825
West Pharmaceutical Services, Inc. (Healthcare - Products)	3,627	107,613
Westamerica Bancorp (Banks)	3,224	166,520
WGL Holdings, Inc. (Gas)	3,224	103,587
Whiting Petroleum Corp. * (Oil & Gas)	2,821	123,673
Wind River Systems, Inc. * (Software)	8,463	109,427
Winnebago Industries, Inc. (Home Builders)	3,627	105,074
Wintrust Financial Corp. (Banks)	3,224	162,038
Witness Systems, Inc. * (Software)	6,045	126,280
WMS Industries, Inc. * (Leisure Time)	2,821	79,355
Wolverine World Wide, Inc. (Apparel)	6,045	127,247

See accompanying notes to the Schedules of Portfolio Investments.

Woodward Governor Co. (Electronics)	1,209	102,825
Worthington Industries, Inc. (Metal Fabricate/Hardware)	7,254	152,552
Wright Express Corp. * (Commercial Services)	4,030	87,008
Wright Medical Group, Inc. * (Healthcare - Products)	3,224	79,568
Yankee Candle Co., Inc. (Household Products/Wares)	4,433	108,609
York International Corp. (Building Materials)	3,627	203,366
Zale Corp. * (Retail)	4,836	131,442
Zenith National Insurance Corp. (Insurance)	1,612	101,056
Zoll Medical Corp. * (Healthcare - Products)	4,030	105,788

TOTAL COMMON STOCKS (Cost $86,370,904)		92,228,036

	Principal Amount
Repurchase Agreements (33.5%)
UBS **, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $43,763,943 (Collateralized by $44,805,000 various U.S. Treasury Obligations, 1.90% - 3.76%, 11/1/05 – 4/5/07, market value $44,627,572)	$43,751,000	43,751,000

TOTAL REPURCHASE AGREEMENTS (Cost $43,751,000)		43,751,000

TOTAL INVESTMENT SECURITIES (Cost $130,121,904) - 104.1%		$135,979,036

Percentages indicated are based on net assets of $130,568,245.

*	Non-income producing security

**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

(a)	Escrowed Security

REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring December 2005 (Underlying face amount at value $12,393,150)	37	$(120,417)

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring December 2005 (Underlying face amount at value $6,632,010)	99	$13,226

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 10/28/05 (Underlying notional amount at value $960,044)	1,438	$12,844
Equity Index Swap Agreement based on the Russell 2000 Index expiring 10/28/05 (Underlying notional amount at value $30,331,684)	45,420	420,565

See accompanying notes to the Schedules of Portfolio Investments.

Small-Cap ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Advertising	0.3%
Aerospace/Defense	1.2%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.7%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.6%
Banks	6.5%
Beverages	0.2%
Biotechnology	1.5%
Building Materials	1.0%
Chemicals	0.8%
Commercial Services	3.7%
Computers	1.7%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.9%
Diversified Financial Services	1.0%
Electric	1.3%
Electrical Components & Equipment	0.2%
Electronics	1.8%
Energy - Alternate Sources	0.2%
Engineering & Construction	0.6%
Entertainment	0.5%
Environmental Control	0.3%
Food	0.8%
Forest Products & Paper	0.3%
Gas	0.6%
Hand/Machine Tools	0.6%
Healthcare - Products	2.3%
Healthcare - Services	1.1%
Holding Companies - Diversified	0.2%
Home Builders	0.6%
Home Furnishings	0.4%
Household Products/Wares	0.7%
Housewares	0.1%
Insurance	1.2%
Internet	2.2%
Investment Companies	0.2%
Iron/Steel	0.5%
Leisure Time	0.3%
Lodging	0.3%
Machinery - Construction & Mining	0.2%
Machinery - Diversified	1.5%
Media	1.4%
Metal Fabricate/Hardware	0.6%
Mining	0.2%
Miscellaneous Manufacturing	1.3%
Office/Business Equipment	0.3%
Oil & Gas	3.0%
Oil & Gas Services	1.7%
Packaging & Containers	0.1%
Pharmaceuticals	2.4%
Real Estate	0.2%
REIT	4.0%
Retail	4.2%
Savings & Loans	1.9%
Semiconductors	2.9%
Software	2.3%
Telecommunications	3.0%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.0%
Trucking & Leasing	0.1%
Water	0.1%
Other**	33.5%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

OTC ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (99.4%)
Adobe Systems, Inc. (Software)	17,816	$531,808
Altera Corp. * (Semiconductors)	19,312	369,052
Amazon.com, Inc. * (Internet)	10,064	455,899
American Power Conversion Corp. (Electrical Components & Equipment)	7,208	186,687
Amgen, Inc. * (Biotechnology)	21,216	1,690,278
Apollo Group, Inc. - Class A * (Commercial Services)	6,800	451,452
Apple Computer, Inc. * (Computers)	42,840	2,296,653
Applied Materials, Inc. (Semiconductors)	31,008	525,896
ATI Technologies, Inc. * (Semiconductors)	9,248	128,917
Autodesk, Inc. (Software)	8,840	410,530
BEA Systems, Inc. * (Software)	13,464	120,907
Bed Bath & Beyond, Inc. * (Retail)	14,688	590,164
Biogen Idec, Inc. * (Biotechnology)	13,600	536,928
Biomet, Inc. (Healthcare - Products)	12,376	429,571
Broadcom Corp.- Class A * (Semiconductors)	9,520	446,583
C.H. Robinson Worldwide, Inc. (Transportation)	3,128	200,567
Career Education Corp. * (Commercial Services)	3,808	135,412
CDW Corp. (Distribution/Wholesale)	3,128	184,302
Celgene Corp. * (Biotechnology)	6,120	332,438
Check Point Software Technologies, Ltd. * (Internet)	8,976	218,296
Chiron Corp. * (Biotechnology)	9,656	421,195
Cintas Corp. (Textiles)	7,480	307,054
Cisco Systems, Inc. * (Telecommunications)	84,456	1,514,296
Citrix Systems, Inc. * (Software)	7,480	188,047
Cognizant Technology Solutions Corp. * (Computers)	4,896	228,105
Comcast Corp. - Special Class A * (Media)	35,224	1,034,881
Comverse Technology, Inc. * (Telecommunications)	7,752	203,645
Costco Wholesale Corp. (Retail)	9,384	404,357
Dell, Inc. * (Computers)	32,640	1,116,288
DENTSPLY International, Inc. (Healthcare - Products)	2,856	154,281
Dollar Tree Stores, Inc. * (Retail)	3,808	82,443
eBay, Inc. * (Internet)	37,400	1,540,880
EchoStar Communications Corp. - Class A (Media)	8,160	241,291
Electronic Arts, Inc. * (Software)	11,288	642,174
Expeditors International of Washington, Inc. (Transportation)	3,808	216,219
Express Scripts, Inc * (Pharmaceuticals)	4,896	304,531
Fastenal Co. (Distribution/Wholesale)	2,720	166,165

See accompanying notes to the Schedules of Portfolio Investments.

Fiserv, Inc. * (Software)	8,704	399,252
Flextronics International, Ltd. * (Electronics)	22,984	295,344
Garmin, Ltd. (Electronics)	3,672	249,072
Genzyme Corp. * (Biotechnology)	11,968	857,388
Gilead Sciences, Inc. * (Pharmaceuticals)	16,592	809,026
IAC/InterActiveCorp * (Internet)	13,056	330,970
Intel Corp. (Semiconductors)	78,880	1,944,392
Intersil Corp. - Class A (Semiconductors)	5,712	124,407
Intuit, Inc. * (Software)	8,432	377,838
Invitrogen Corp. * (Biotechnology)	1,904	143,238
JDS Uniphase Corp. * (Telecommunications)	69,768	154,885
Juniper Networks, Inc. * (Telecommunications)	13,600	323,544
KLA -Tencor Corp. (Semiconductors)	8,840	431,038
Lam Research Corp. * (Semiconductors)	5,168	157,469
Lamar Advertising Co. * (Advertising)	3,128	141,886
Level 3 Communications, Inc. * (Telecommunications)	25,568	59,318
Liberty Global, Inc. - Class A * (Media)	8,976	243,070
Lincare Holdings, Inc. * (Healthcare - Services)	3,536	145,153
Linear Technology Corp. (Semiconductors)	15,232	572,571
Marvell Technology Group, Ltd. * (Semiconductors)	9,928	457,780
Maxim Integrated Products, Inc. (Semiconductors)	17,000	725,050
MCI, Inc. (Telecommunications)	13,192	334,681
MedImmune, Inc. * (Biotechnology)	9,792	329,501
Mercury Interactive Corp. * (Software)	3,400	134,640
Microchip Technology, Inc. (Semiconductors)	6,392	192,527
Microsoft Corp. (Software)	136,408	3,509,777
Millennium Pharmaceuticals, Inc. * (Biotechnology)	12,512	116,737
Molex, Inc. (Electrical Components & Equipment)	3,672	97,969
Network Appliance, Inc. * (Computers)	14,280	339,007
Novellus Systems, Inc. (Semiconductors)	5,168	129,613
NTL, Inc. * (Telecommunications)	3,400	227,120
Oracle Corp. * (Software)	79,696	987,433
PACCAR, Inc. (Auto Manufacturers)	7,072	480,118
Patterson Dental Co. * (Healthcare - Products)	4,896	195,987
Paychex, Inc. (Commercial Services)	13,328	494,203
Petsmart, Inc. (Retail)	5,304	115,521
Pixar Animation Studios * (Software)	4,352	193,708
QLogic Corp. * (Semiconductors)	3,400	116,280
Qualcomm, Inc. (Telecommunications)	72,896	3,262,096
Research In Motion, Ltd. * (Computers)	7,072	483,725

See accompanying notes to the Schedules of Portfolio Investments.

Ross Stores, Inc. (Retail)	5,304	125,705
SanDisk Corp. * (Computers)	6,120	295,290
Sanmina-SCI Corp. * (Electronics)	20,808	89,266
Sears Holdings Corp. * (Retail)	6,392	795,293
Sepracor, Inc. * (Pharmaceuticals)	3,808	224,634
Siebel Systems, Inc. (Software)	22,576	233,210
Sigma-Aldrich Corp. (Chemicals)	2,448	156,819
Sirius Satellite Radio, Inc. * (Media)	53,176	348,303
Smurfit-Stone Container Corp. * (Packaging & Containers)	9,248	95,809
Staples, Inc. (Retail)	18,224	388,536
Starbucks Corp. * (Retail)	19,720	987,971
Sun Microsystems, Inc. * (Computers)	54,808	214,847
Symantec Corp. * (Internet)	46,376	1,050,880
Synopsys, Inc. * (Computers)	4,896	92,534
Telefonaktiebolaget LM Ericsson ADR (Telecommunications)	4,080	150,307
Tellabs, Inc. * (Telecommunications)	9,384	98,720
Teva Pharmaceutical Industries, Ltd. ADR (Pharmaceuticals)	17,680	590,866
VeriSign, Inc. * (Internet)	9,248	197,630
Whole Foods Market, Inc. (Food)	2,448	329,134
Wynn Resorts, Ltd. * (Lodging)	3,944	178,072
Xilinx, Inc. (Semiconductors)	17,136	477,238
XM Satellite Radio Holdings, Inc. - Class A * (Media)	8,432	302,793
Yahoo!, Inc. * (Internet)	25,024	846,812

TOTAL COMMON STOCKS (Cost $37,404,937)		47,962,195

	Principal Amount
Repurchase Agreements (0.4%)
UBS, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $215,064 (Collateralized by $220,000 Federal Home Loan Bank, 3.555%, 11/1/05, market value $219,305)	$215,000	215,000

TOTAL REPURCHASE AGREEMENTS (Cost $215,000)		215,000

TOTAL INVESTMENT SECURITIES (Cost $37,619,937) - 99.8%		$48,177,195

Percentages indicated are based on net assets of $48,283,947.

*	Non-income producing security

ADR	American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ-100 Futures Contract expiring December 2005 (Underlying face amount at value $ 483,900)	3	$164

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini NASDAQ-100 Futures Contract expiring December 2005 (Underlying face amount at value $ 290,250)	9	$(692)

OTC ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Advertising	0.3%
Auto Manufacturers	1.0%
Biotechnology	9.2%
Chemicals	0.3%

See accompanying notes to the Schedules of Portfolio Investments.

Commercial Services	2.2%
Computers	10.5%
Distribution/Wholesale	0.7%
Electrical Components & Equipment	0.6%
Electronics	1.3%
Food	0.7%
Healthcare - Products	1.6%
Healthcare - Services	0.3%
Internet	9.6%
Lodging	0.4%
Media	4.5%
Packaging & Containers	0.2%
Pharmaceuticals	4.0%
Retail	7.2%
Semiconductors	14.1%
Software	16.1%
Telecommunications	13.1%
Textiles	0.6%
Transportation	0.9%
Other **	0.4%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Large-Cap Value ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (99.5%)
ACE, Ltd. (Insurance)	1,184	$55,731
ADC Telecommunications, Inc. * (Telecommunications)	444	10,150
Advanced Micro Devices, Inc. * (Semiconductors)	1,776	44,755
Aetna, Inc. (Healthcare - Services)	1,184	101,990
Affiliated Computer Services, Inc. - Class A * (Computers)	592	32,323
AFLAC, Inc. (Insurance)	2,220	100,566
Agilent Technologies, Inc. * (Electronics)	2,072	67,858
Air Products & Chemicals, Inc. (Chemicals)	888	48,964
Alberto-Culver Co. - Class B (Cosmetics/Personal Care)	296	13,246
Albertson’s, Inc. (Food)	1,628	41,758
Alcoa, Inc. (Mining)	3,700	90,354
Allegheny Energy, Inc. * (Electric)	740	22,733
Allied Waste Industries, Inc. * (Environmental Control)	888	7,504
Allstate Corp. (Insurance)	2,812	155,475
Alltel Corp. (Telecommunications)	1,628	105,999
Ambac Financial Group, Inc. (Insurance)	444	31,995
Amerada Hess Corp. (Oil & Gas)	296	40,700
Ameren Corp. (Electric)	888	47,499
American Electric Power, Inc. (Electric)	1,628	64,632
American International Group, Inc. (Insurance)	11,100	687,755
American Power Conversion Corp. (Electrical Components & Equipment)	740	19,166
AmerisourceBergen Corp. (Pharmaceuticals)	444	34,321
AmSouth Bancorp (Banks)	1,480	37,385
Anadarko Petroleum Corp. (Oil & Gas)	1,036	99,197
Andrew Corp. * (Telecommunications)	740	8,251
AON Corp. (Insurance)	1,332	42,731
Apache Corp. (Oil & Gas)	1,480	111,326
Apartment Investment and Management Co. - Class A (REIT)	444	17,218
Applera Corp. - Applied Biosystems Group (Electronics)	888	20,637
Applied Materials, Inc. (Semiconductors)	6,956	117,974
Applied Micro Circuits Corp. * (Semiconductors)	1,332	3,996
Archer-Daniels-Midland Co. (Agriculture)	2,812	69,344
Archstone-Smith Trust (REIT)	888	35,405
Ashland, Inc. (Chemicals)	296	16,351

See accompanying notes to the Schedules of Portfolio Investments.

AT&T Corp. (Telecommunications)	3,404	67,399
AutoNation, Inc. * (Retail)	740	14,778
Bank of America Corp. (Banks)	17,168	722,772
Bank of New York Co., Inc. (Banks)	3,404	100,112
Bausch & Lomb, Inc. (Healthcare - Products)	296	23,881
BB&T Corp. (Banks)	2,368	92,470
Bear Stearns Cos., Inc. (Diversified Financial Services)	444	48,729
BellSouth Corp. (Telecommunications)	7,844	206,297
Bemis Co., Inc. (Packaging & Containers)	444	10,967
Big Lots, Inc. * (Retail)	444	4,880
Biogen Idec, Inc. * (Biotechnology)	1,480	58,431
BMC Software, Inc. * (Software)	888	18,737
Brunswick Corp. (Leisure Time)	444	16,752
Burlington Northern Santa Fe Corp. (Transportation)	1,628	97,354
Burlington Resources, Inc. (Oil & Gas)	1,628	132,389
Calpine Corp. * (Electric)	2,368	6,133
Capital One Financial Corp. (Diversified Financial Services)	1,184	94,152
Cardinal Health, Inc. (Pharmaceuticals)	1,776	112,669
Caremark Rx, Inc. * (Pharmaceuticals)	1,924	96,065
Carnival Corp. (Leisure Time)	1,776	88,764
Cendant Corp. (Commercial Services)	4,440	91,642
CenterPoint Energy, Inc. (Electric)	1,332	19,807
Centex Corp. (Home Builders)	592	38,231
CenturyTel, Inc. (Telecommunications)	592	20,708
ChevronTexaco Corp. (Oil & Gas)	9,620	622,702
Chiron Corp. * (Biotechnology)	444	19,367
Chubb Corp. (Insurance)	888	79,520
CIENA Corp. * (Telecommunications)	2,516	6,642
CIGNA Corp. (Insurance)	592	69,773
Cincinnati Financial Corp. (Insurance)	740	30,999
Cinergy Corp. (Electric)	888	39,436
Cintas Corp. (Textiles)	592	24,302
Circuit City Stores, Inc. (Retail)	740	12,698
CIT Group, Inc. (Diversified Financial Services)	888	40,120
Citigroup, Inc. (Diversified Financial Services)	22,052	1,003,806
Clear Channel Communications, Inc. (Media)	2,368	77,884
CMS Energy Corp. * (Electric)	888	14,608
Coca-Cola Enterprises, Inc. (Beverages)	1,332	25,974
Comcast Corp. - Special Class A * (Media)	9,324	273,939
Comerica, Inc. (Banks)	740	43,586
Compass Bancshares, Inc. (Banks)	592	27,131
Computer Associates International, Inc. (Software)	1,924	53,505
Computer Sciences Corp. * (Computers)	740	35,009
Compuware Corp. * (Software)	1,628	15,466
Comverse Technology, Inc. * (Telecommunications)	888	23,328

See accompanying notes to the Schedules of Portfolio Investments.

ConAgra Foods, Inc. (Food)	2,220	54,945
ConocoPhillips (Oil & Gas)	5,920	413,867
Consolidated Edison, Inc. (Electric)	1,036	50,298
Constellation Brands, Inc. * (Beverages)	888	23,088
Constellation Energy Group, Inc. (Electric)	740	45,584
Convergys Corp. * (Commercial Services)	592	8,507
Cooper Industries, Ltd. - Class A (Miscellaneous Manufacturing)	444	30,698
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	296	4,520
Costco Wholesale Corp. (Retail)	2,072	89,282
Countrywide Credit Industries, Inc. (Diversified Financial Services)	2,516	82,978
CSX Corp. (Transportation)	888	41,274
Cummins, Inc. (Machinery-Diversified)	148	13,023
CVS Corp. (Retail)	3,552	103,044
D.R. Horton, Inc. (Home Builders)	1,184	42,885
Dana Corp. (Auto Parts & Equipment)	592	5,571
Deere & Co. (Machinery-Diversified)	1,036	63,403
Delphi Corp. (Auto Parts & Equipment)	2,368	6,536
Devon Energy Corp. (Oil & Gas)	1,924	132,063
Dillards, Inc. - Class A (Retail)	296	6,180
Dominion Resources, Inc. (Electric)	1,480	127,487
Dover Corp. (Miscellaneous Manufacturing)	888	36,222
DTE Energy Co. (Electric)	740	33,936
Duke Energy Corp. (Electric)	3,996	116,563
Dynegy, Inc. - Class A * (Pipelines)	1,184	5,577
E*TRADE Financial Corp.* (Diversified Financial Services)	1,628	28,653
Eastman Chemical Co. (Chemicals)	296	13,903
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,184	28,807
Eaton Corp. (Miscellaneous Manufacturing)	592	37,622
Edison International (Electric)	1,332	62,977
El Paso Corp. (Pipelines)	2,812	39,087
Electronic Data Systems Corp. (Computers)	2,220	49,817
EMC Corp. * (Computers)	10,360	134,058
Engelhard Corp. (Chemicals)	444	12,392
Entergy Corp. (Electric)	888	65,996
Equity Office Properties Trust (REIT)	1,776	58,094
Equity Residential Properties Trust (REIT)	1,184	44,814
Exelon Corp. (Electric)	2,812	150,272
Family Dollar Stores, Inc. (Retail)	740	14,704
Fannie Mae (Diversified Financial Services)	4,144	185,734
Federated Department Stores, Inc. (Retail)	1,184	79,174
FedEx Corp. (Transportation)	1,332	116,057
Fifth Third Bancorp (Banks)	2,368	86,977
First Horizon National Corp. (Banks)	592	21,519

See accompanying notes to the Schedules of Portfolio Investments.

FirstEnergy Corp. (Electric)	1,480	77,138
Fiserv, Inc. * (Software)	740	33,944
Fisher Scientific International, Inc. * (Electronics)	592	36,734
Ford Motor Co. (Auto Manufacturers)	7,992	78,801
FPL Group, Inc. (Electric)	1,628	77,493
Freddie Mac (Diversified Financial Services)	2,960	167,122
Freescale Semiconductor, Inc. - Class B * (Semiconductors)	1,776	41,878
Gannett Co., Inc. (Media)	1,036	71,308
General Dynamics Corp. (Aerospace/Defense)	888	106,161
General Motors Corp. (Auto Manufacturers)	2,368	72,484
Genuine Parts Co. (Distribution/Wholesale)	740	31,746
Georgia Pacific Corp. (Forest Products & Paper)	1,184	40,327
Golden West Financial Corp. (Savings & Loans)	1,036	61,528
Goldman Sachs Group, Inc. (Diversified Financial Services)	1,924	233,920
Goodrich Corp. (Aerospace/Defense)	592	26,249
Hartford Financial Services Group, Inc. (Insurance)	1,332	102,790
Hasbro, Inc. (Toys/Games/Hobbies)	740	14,541
Health Management Associates, Inc. - Class A (Healthcare - Services)	1,036	24,315
Hewlett-Packard Co. (Computers)	12,284	358,694
Honeywell International, Inc. (Miscellaneous Manufacturing)	3,700	138,750
Humana, Inc. * (Healthcare - Services)	740	35,431
Huntington Bancshares, Inc. (Banks)	1,036	23,279
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	888	73,109
Ingersoll-Rand Co. - Class A (Miscellaneous Manufacturing)	1,480	56,580
International Paper Co. (Forest Products & Paper)	2,072	61,746
Interpublic Group of Cos., Inc. * (Advertising)	1,776	20,673
ITT Industries, Inc. (Miscellaneous Manufacturing)	444	50,438
J.C. Penney Co., Inc. (Holding Company) (Retail)	1,036	49,127
J.P. Morgan Chase & Co. (Diversified Financial Services)	15,096	512,206
Jabil Circuit, Inc. * (Electronics)	740	22,881
Janus Capital Group, Inc. (Diversified Financial Services)	888	12,832
JDS Uniphase Corp. * (Telecommunications)	7,104	15,771
Jefferson-Pilot Corp. (Insurance)	592	30,293
Johnson Controls, Inc. (Auto Parts & Equipment)	888	55,100
Jones Apparel Group, Inc. (Apparel)	444	12,654
KB Home (Home Builders)	296	21,667
Kerr-McGee Corp. (Oil & Gas)	444	43,117
KeyCorp (Banks)	1,776	57,276

See accompanying notes to the Schedules of Portfolio Investments.

KeySpan Corp. (Gas)	740	27,217
King Pharmaceuticals, Inc. * (Pharmaceuticals)	1,036	15,934
KLA -Tencor Corp. (Semiconductors)	888	43,299
Knight-Ridder, Inc. (Media)	296	17,369
Kohls Corp. * (Retail)	1,480	74,266
Kroger Co. * (Food)	3,108	63,994
L-3 Communications Holdings, Inc. (Aerospace/Defense)	444	35,107
Laboratory Corp. of America Holdings * (Healthcare - Services)	592	28,836
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	740	14,948
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	1,184	137,912
Lincoln National Corp. (Insurance)	740	38,495
Liz Claiborne, Inc. (Apparel)	444	17,458
Loews Corp. (Insurance)	592	54,707
Louisiana-Pacific Corp. (Forest Products & Paper)	444	12,294
LSI Logic Corp. * (Semiconductors)	1,628	16,036
M&T Bank Corp. (Banks)	296	31,290
Manor Care, Inc. (Healthcare - Services)	296	11,369
Marathon Oil Corp. (Oil & Gas)	1,628	112,218
Marsh & McLennan Cos., Inc. (Insurance)	2,220	67,466
Marshall & Ilsley Corp. (Banks)	888	38,637
Masco Corp. (Building Materials)	1,776	54,488
Mattel, Inc. (Toys/Games/Hobbies)	1,776	29,624
MBIA, Inc. (Insurance)	592	35,887
MBNA Corp. (Diversified Financial Services)	5,328	131,282
McDonald’s Corp. (Retail)	5,328	178,436
McKesson Corp. (Commercial Services)	1,332	63,203
MeadWestvaco Corp. (Forest Products & Paper)	740	20,439
Medco Health Solutions, Inc. * (Pharmaceuticals)	1,332	73,034
Mellon Financial Corp. (Banks)	1,776	56,779
Merrill Lynch & Co., Inc. (Diversified Financial Services)	3,996	245,155
MetLife, Inc. (Insurance)	3,256	162,246
MGIC Investment Corp. (Insurance)	444	28,505
Micron Technology, Inc. * (Semiconductors)	2,664	35,431
Molex, Inc. (Electrical Components & Equipment)	592	15,795
Molson Coors Brewing Co. - Class B (Beverages)	296	18,947
Monsanto Co. (Agriculture)	1,184	74,296
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	4,588	247,477
Motorola, Inc. (Telecommunications)	10,508	232,122
Murphy Oil Corp. (Oil & Gas)	740	36,904
Mylan Laboratories, Inc. (Pharmaceuticals)	888	17,103
Nabors Industries, Ltd. * (Oil & Gas)	740	53,154
National City Corp. (Banks)	2,368	79,186

See accompanying notes to the Schedules of Portfolio Investments.

National-Oilwell Varco, Inc. * (Oil & Gas Services)	740	48,692
Navistar International Corp. * (Auto Manufacturers)	296	9,599
NCR Corp. * (Computers)	740	23,613
Newmont Mining Corp. (Mining)	1,924	90,755
News Corp. - Class A (Media)	10,508	163,820
NICOR, Inc. (Gas)	148	6,220
NiSource, Inc. (Electric)	1,184	28,712
Noble Corp. (Oil & Gas)	592	40,528
Norfolk Southern Corp. (Transportation)	1,776	72,035
North Fork Bancorp, Inc. (Banks)	2,072	52,836
Northern Trust Corp. (Banks)	740	37,407
Northrop Grumman Corp. (Aerospace/Defense)	1,480	80,438
Novell, Inc. * (Software)	1,628	12,129
Novellus Systems, Inc. (Semiconductors)	592	14,847
Nucor Corp. (Iron/Steel)	740	43,653
Occidental Petroleum Corp. (Oil & Gas)	1,776	151,724
Office Depot, Inc. * (Retail)	1,332	39,560
OfficeMax, Inc. (Retail)	296	9,374
PACCAR, Inc. (Auto Manufacturers)	740	50,239
Pactiv Corp. * (Packaging & Containers)	592	10,372
Pall Corp. (Miscellaneous Manufacturing)	592	16,280
Parker Hannifin Corp. (Miscellaneous Manufacturing)	444	28,554
Peoples Energy Corp. (Gas)	148	5,828
PerkinElmer, Inc. (Electronics)	592	12,059
Pfizer, Inc. (Pharmaceuticals)	31,524	787,154
PG&E Corp. (Electric)	1,628	63,899
Phelps Dodge Corp. (Mining)	444	57,689
Pinnacle West Capital Corp. (Electric)	444	19,572
Plum Creek Timber Co., Inc. (Forest Products & Paper)	740	28,053
PNC Financial Services Group (Banks)	1,184	68,696
PPG Industries, Inc. (Chemicals)	740	43,801
PPL Corp. (Electric)	1,628	52,633
Principal Financial Group, Inc. (Insurance)	1,184	56,086
Progress Energy, Inc. (Electric)	1,036	46,361
Prologis (REIT)	740	32,789
Providian Financial Corp. * (Diversified Financial Services)	1,332	23,550
Prudential Financial, Inc. (Insurance)	2,220	149,983
Public Service Enterprise Group, Inc. (Electric)	1,036	66,677
Pulte Homes, Inc. (Home Builders)	888	38,113
QLogic Corp. * (Semiconductors)	444	15,185
R.R. Donnelley & Sons Co. (Commercial Services)	888	32,918
Raytheon Co. (Aerospace/Defense)	1,924	73,150
Reebok International, Ltd. (Apparel)	296	16,745
Regions Financial Corp. (Banks)	1,924	59,875
Reynolds American, Inc. (Agriculture)	296	24,574
Rohm & Haas Co. (Chemicals)	592	24,349

See accompanying notes to the Schedules of Portfolio Investments.

Rowan Cos., Inc. (Oil & Gas)	444	15,758
Ryder System, Inc. (Transportation)	296	10,129
Sabre Holdings Corp. (Leisure Time)	592	12,006
SAFECO Corp. (Insurance)	592	31,601
Safeway, Inc. (Food)	1,924	49,254
Sanmina-SCI Corp. * (Electronics)	2,220	9,524
SBC Communications, Inc. (Telecommunications)	14,208	340,566
Scientific-Atlanta, Inc. (Telecommunications)	592	22,206
Sealed Air Corp. * (Packaging & Containers)	296	14,048
Sears Holdings Corp. * (Retail)	444	55,242
Sempra Energy (Gas)	1,036	48,755
Siebel Systems, Inc. (Software)	2,220	22,933
Sigma-Aldrich Corp. (Chemicals)	296	18,962
Snap-on, Inc. (Hand/Machine Tools)	296	10,692
Solectron Corp. * (Electronics)	4,144	16,203
Southern Co. (Electric)	3,256	116,435
Southwest Airlines Co. (Airlines)	2,960	43,956
Sovereign Bancorp, Inc. (Savings & Loans)	1,480	32,619
Sprint Corp. (Telecommunications)	12,580	299,152
St. Paul Cos., Inc. (Insurance)	2,960	132,815
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	888	50,767
State Street Corp. (Banks)	1,480	72,402
Sun Microsystems, Inc. * (Computers)	14,652	57,436
SunTrust Banks, Inc. (Banks)	1,480	102,786
SuperValu, Inc. (Food)	592	18,423
Symbol Technologies, Inc. (Electronics)	1,036	10,028
Synovus Financial Corp. (Banks)	1,332	36,923
TECO Energy, Inc. (Electric)	888	16,002
Tektronix, Inc. (Electronics)	296	7,468
Tellabs, Inc. * (Telecommunications)	1,924	20,240
Temple-Inland, Inc. (Forest Products & Paper)	444	18,137
Tenet Healthcare Corp. * (Healthcare - Services)	2,072	23,269
Teradyne, Inc. * (Semiconductors)	888	14,652
Textron, Inc. (Miscellaneous Manufacturing)	592	42,458
The Dow Chemical Co. (Chemicals)	4,144	172,680
The Gap, Inc. (Retail)	2,516	43,854
The New York Times Co. - Class A (Media)	592	17,612
The Stanley Works (Hand/Machine Tools)	296	13,817
Thermo Electron Corp. * (Electronics)	740	22,866
Tiffany & Co. (Retail)	592	23,544
Time Warner, Inc. (Media)	20,128	364,517
Torchmark Corp. (Insurance)	444	23,457
Transocean Sedco Forex, Inc. * (Oil & Gas)	1,480	90,739
Tribune Co. (Media)	1,184	40,126
Tyco International, Ltd. (Miscellaneous Manufacturing)	8,732	243,186
Tyson Foods, Inc. - Class A (Food)	1,036	18,700
U.S. Bancorp (Banks)	7,844	220,260
Union Pacific Corp. (Transportation)	1,184	84,893

See accompanying notes to the Schedules of Portfolio Investments.

Unisys Corp. * (Computers)	1,480	9,827
United States Steel Corp. (Iron/Steel)	444	18,803
Univision Communications, Inc. - Class A * (Media)	1,036	27,485
UnumProvident Corp. (Insurance)	1,332	27,306
V. F. Corp. (Apparel)	444	25,738
Valero Energy Corp. (Oil & Gas)	1,332	150,596
Verizon Communications, Inc. (Telecommunications)	11,840	387,050
Viacom, Inc. - Class B (Media)	6,808	224,732
Vornado Realty Trust (REIT)	444	38,459
Vulcan Materials Co. (Building Materials)	444	32,949
W.W. Grainger, Inc. (Distribution/Wholesale)	296	18,624
Wachovia Corp. (Banks)	6,808	323,993
Walt Disney Co. (Media)	8,584	207,132
Washington Mutual, Inc. (Savings & Loans)	3,700	145,114
Waste Management, Inc. (Environmental Control)	2,368	67,748
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	444	16,255
Weatherford International, Ltd. * (Oil & Gas Services)	592	40,647
WellPoint, Inc. * (Healthcare - Services)	2,664	201,985
Wells Fargo & Co. (Banks)	7,252	424,749
Wendy’s International, Inc. (Retail)	444	20,047
Weyerhaeuser Co. (Forest Products & Paper)	1,036	71,226
Whirlpool Corp. (Home Furnishings)	296	22,428
Williams Cos., Inc. (Pipelines)	2,516	63,025
Xcel Energy, Inc. (Electric)	1,776	34,827
Xerox Corp. * (Office/Business Equipment)	4,144	56,566
XL Capital, Ltd. - Class A (Insurance)	592	40,274
Zions Bancorp (Banks)	444	31,617

TOTAL COMMON STOCKS (Cost $19,507,309)		24,330,265

	Principal Amount
Repurchase Agreements (0.5%)
UBS, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $124,037 (Collateralized by $130,000 Federal Home Loan Bank, 3.555%, 11/1/05, market value $129,589)	$124,000	124,000

TOTAL REPURCHASE AGREEMENTS (Cost $124,000)		124,000

TOTAL INVESTMENT SECURITIES (Cost $19,631,309) - 100.0%		$24,454,265

Percentages indicated are based on net assets of $24,444,626.

*	Non-income producing security

REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring December 2005 (Underlying face amount at value $123,425)	2	$(410)

Large-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Advertising	0.1%
Aerospace/Defense	1.3%
Agriculture	0.7%
Airlines	0.2%
Apparel	0.3%
Auto Manufacturers	0.9%
Auto Parts & Equipment	0.3%
Banks	11.7%
Beverages	0.3%
Biotechnology	0.3%
Building Materials	0.4%
Chemicals	1.4%
Commercial Services	0.8%
Computers	2.9%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.2%
Diversified Financial Services	13.1%
Electric	6.0%
Electrical Components & Equipment	0.1%
Electronics	0.9%
Environmental Control	0.3%
Food	1.0%
Forest Products & Paper	1.0%
Gas	0.4%
Hand/Machine Tools	0.1%
Healthcare-Products	0.1%
Healthcare-Services	1.7%
Home Builders	0.6%
Home Furnishings	0.1%
Insurance	9.1%
Iron/Steel	0.3%
Leisure Time	0.5%
Lodging	0.2%
Machinery-Diversified	0.3%
Media	6.1%
Mining	1.0%
Miscellaneous Manufacturing	3.3%
Office/Business Equipment	0.2%
Oil & Gas	9.2%
Oil & Gas Services	0.4%
Packaging & Containers	0.1%
Pharmaceuticals	4.7%
Pipelines	0.4%
Real Estate Investment Trust	0.9%
Retail	3.3%
Savings & Loans	1.0%
Semiconductors	1.4%
Software	0.6%
Telecommunications	7.2%
Textiles	0.1%
Toys/Games/Hobbies	0.2%
Transportation	1.7%
Other**	0.5%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Large-Cap Growth ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (97.2%)
3M Co. (Miscellaneous Manufacturing)	720	$52,819
Abbott Laboratories (Pharmaceuticals)	1,440	61,057
Adobe Systems, Inc. (Software)	468	13,970
Allegheny Technologies, Inc. (Iron/Steel)	72	2,231
Allergan, Inc. (Pharmaceuticals)	108	9,895
Altera Corp. * (Semiconductors)	360	6,880
Altria Group, Inc. (Agriculture)	1,944	143,292
American Express Co. (Diversified Financial Services)	1,152	66,171
American Standard Cos. (Building Materials)	180	8,379
Amgen, Inc. * (Biotechnology)	1,152	91,781
Analog Devices, Inc. (Semiconductors)	360	13,370
Anheuser-Busch Cos., Inc. (Beverages)	720	30,989
Apollo Group, Inc. - Class A * (Commercial Services)	144	9,560
Apple Computer, Inc. * (Computers)	792	42,459
Autodesk, Inc. (Software)	216	10,031
Automatic Data Processing, Inc. (Software)	540	23,242
AutoZone, Inc. * (Retail)	36	2,997
Avaya, Inc. * (Telecommunications)	396	4,079
Avery Dennison Corp. (Household Products/Wares)	108	5,658
Avon Products, Inc. (Cosmetics/Personal Care)	432	11,664
Baker Hughes, Inc. (Oil & Gas Services)	324	19,336
Ball Corp. (Packaging & Containers)	108	3,968
Bard (C.R.), Inc. (Healthcare - Products)	108	7,131
Baxter International, Inc. (Healthcare - Products)	576	22,965
Becton, Dickinson & Co. (Healthcare - Products)	216	11,325
Bed Bath & Beyond, Inc. * (Retail)	288	11,572
Best Buy Co., Inc. (Retail)	396	17,238
Biomet, Inc. (Healthcare - Products)	216	7,497
BJ Services Co. (Oil & Gas Services)	288	10,365
Black & Decker Corp. (Hand/Machine Tools)	72	5,910
Boeing Co. (Aerospace/Defense)	756	51,370
Boston Scientific Corp. * (Healthcare - Products)	540	12,620
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,836	44,174
Broadcom Corp. - Class A * (Semiconductors)	252	11,821
Brown-Forman Corp. (Beverages)	72	4,287

See accompanying notes to the Schedules of Portfolio Investments.

Campbell Soup Co. (Food)	180	5,355
Caterpillar, Inc. (Machinery - Construction & Mining)	648	38,070
Cisco Systems, Inc. * (Telecommunications)	5,976	107,150
Citizens Communications Co. (Telecommunications)	324	4,390
Citrix Systems, Inc. * (Software)	144	3,620
Clorox Co. (Household Products/Wares)	108	5,998
Coach, Inc. * (Apparel)	360	11,290
Coca-Cola Co. (Beverages)	1,944	83,961
Colgate-Palmolive Co. (Cosmetics/Personal Care)	504	26,606
Corning, Inc. * (Telecommunications)	1,368	26,443
Coventry Health Care, Inc. * (Healthcare - Services)	108	9,290
Danaher Corp. (Miscellaneous Manufacturing)	216	11,627
Darden Restaurants, Inc. (Retail)	108	3,280
Dell, Inc. * (Computers)	2,232	76,334
Dollar General Corp. (Retail)	288	5,282
Dow Jones & Co., Inc. (Media)	72	2,750
Du Pont (Chemicals)	936	36,663
eBay, Inc. * (Internet)	1,044	43,012
Ecolab, Inc. (Chemicals)	180	5,747
Electronic Arts, Inc. * (Software)	288	16,384
Eli Lilly & Co. (Pharmaceuticals)	1,044	55,875
Emerson Electric Co. (Electrical Components & Equipment)	396	28,433
EOG Resources, Inc. (Oil & Gas)	216	16,178
Equifax, Inc. (Commercial Services)	108	3,774
Express Scripts, Inc * (Pharmaceuticals)	144	8,957
Exxon Mobil Corp. (Oil & Gas)	5,904	375,140
Federated Investors, Inc. - Class B (Diversified Financial Services)	72	2,393
First Data Corp. (Software)	720	28,800
Fluor Corp. (Engineering & Construction)	72	4,635
Forest Laboratories, Inc. * (Pharmaceuticals)	324	12,626
Fortune Brands, Inc. (Household Products/Wares)	144	11,712
Franklin Resources, Inc. (Diversified Financial Services)	144	12,090
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	180	8,746
Gateway, Inc. * (Computers)	252	680
General Electric Co. (Miscellaneous Manufacturing)	9,936	334,546
General Mills, Inc. (Food)	360	17,352
Genzyme Corp. * (Biotechnology)	252	18,053
Gilead Sciences, Inc. * (Pharmaceuticals)	432	21,064
Gillette Co. (Cosmetics/Personal Care)	828	48,190
Guidant Corp. (Healthcare - Products)	324	22,320
H & R Block, Inc. (Commercial Services)	288	6,906
Halliburton Co. (Oil & Gas Services)	468	32,067

See accompanying notes to the Schedules of Portfolio Investments.

Harley-Davidson, Inc. (Leisure Time)	252	12,207
Harrah’s Entertainment, Inc. (Lodging)	180	11,734
HCA, Inc. (Healthcare - Services)	432	20,701
Heinz (H.J.) Co. (Food)	324	11,839
Hercules, Inc. * (Chemicals)	108	1,320
Hilton Hotels Corp. (Lodging)	324	7,232
Home Depot, Inc. (Retail)	2,016	76,890
Hospira, Inc. * (Pharmaceuticals)	144	5,900
IMS Health, Inc. (Software)	216	5,437
Intel Corp. (Semiconductors)	5,688	140,210
International Business Machines Corp. (Computers)	1,476	118,406
International Flavors & Fragrances, Inc. (Chemicals)	72	2,566
International Game Technology (Entertainment)	324	8,748
Intuit, Inc. * (Software)	180	8,066
Johnson & Johnson (Healthcare - Products)	2,772	175,413
Kellogg Co. (Food)	252	11,625
Kimberly-Clark Corp. (Household Products/Wares)	432	25,717
Kinder Morgan, Inc. (Pipelines)	72	6,924
Lexmark International, Inc. - Class A * (Computers)	108	6,593
Limited, Inc. (Retail)	324	6,619
Linear Technology Corp. (Semiconductors)	288	10,826
Lockheed Martin Corp. (Aerospace/Defense)	324	19,777
Lowe’s Cos., Inc. (Retail)	720	46,368
Lucent Technologies, Inc. * (Telecommunications)	4,176	13,572
Marriott International, Inc. - Class A (Lodging)	144	9,072
Maxim Integrated Products, Inc. (Semiconductors)	324	13,819
Maytag Corp. (Home Furnishings)	72	1,315
McCormick & Co., Inc. (Food)	108	3,524
McGraw-Hill Cos., Inc. (Media)	360	17,294
MedImmune, Inc. * (Biotechnology)	216	7,268
Medtronic, Inc. (Healthcare - Products)	1,116	59,840
Merck & Co., Inc. (Pharmaceuticals)	2,052	55,835
Mercury Interactive Corp. * (Software)	72	2,851
Meredith Corp. (Media)	36	1,796
Microsoft Corp. (Software)	8,604	221,381
Millipore Corp. * (Biotechnology)	36	2,264
Monster Worldwide, Inc. * (Internet)	108	3,317
Moody’s Corp. (Commercial Services)	252	12,872
National Semiconductor Corp. (Semiconductors)	324	8,521
Network Appliance, Inc. * (Computers)	360	8,546
Newell Rubbermaid, Inc. (Housewares)	252	5,708
NIKE, Inc. - Class B (Apparel)	180	14,702
Nordstrom, Inc. (Retail)	216	7,413
NVIDIA Corp. * (Semiconductors)	144	4,936
Omnicom Group, Inc. (Advertising)	180	15,053

See accompanying notes to the Schedules of Portfolio Investments.

Oracle Corp. * (Software)	3,528	43,712
Parametric Technology Corp. * (Software)	252	1,756
Paychex, Inc. (Commercial Services)	324	12,014
PepsiCo, Inc. (Beverages)	1,548	87,787
Pitney Bowes, Inc. (Office/Business Equipment)	216	9,016
PMC-Sierra, Inc. * (Semiconductors)	180	1,586
Praxair, Inc. (Chemicals)	288	13,804
Procter & Gamble Co. (Cosmetics/Personal Care)	2,304	136,996
Progressive Corp. (Insurance)	180	18,859
Public Storage, Inc. (REIT)	72	4,824
Qualcomm, Inc. (Telecommunications)	1,512	67,662
Quest Diagnostics, Inc. (Healthcare - Services)	144	7,278
Qwest Communications International, Inc. * (Telecommunications)	1,440	5,904
RadioShack Corp. (Retail)	108	2,678
Robert Half International, Inc. (Commercial Services)	144	5,125
Rockwell Collins, Inc. (Aerospace/Defense)	180	8,698
Rockwell International Corp. (Machinery-Diversified)	180	9,522
Sara Lee Corp. (Food)	720	13,644
Schering-Plough Corp. (Pharmaceuticals)	1,368	28,796
Schlumberger, Ltd. (Oil & Gas Services)	540	45,566
Schwab (Diversified Financial Services)	972	14,026
Sherwin-Williams Co. (Chemicals)	108	4,760
Simon Property Group, Inc. (REIT)	180	13,342
SLM Corp. (Diversified Financial Services)	396	21,241
St. Jude Medical, Inc. * (Healthcare - Products)	324	15,163
Staples, Inc. (Retail)	684	14,583
Starbucks Corp. * (Retail)	360	18,036
Stryker Corp. (Healthcare - Products)	288	14,236
Sunoco, Inc. (Oil & Gas)	144	11,261
Symantec Corp. * (Internet)	1,116	25,289
Sysco Corp. (Food)	576	18,069
T. Rowe Price Group, Inc. (Diversified Financial Services)	108	7,052
Target Corp. (Retail)	828	42,998
Texas Instruments, Inc. (Semiconductors)	1,512	51,257
The AES Corp. * (Electric)	612	10,055
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	180	2,806
The Hershey Co. (Food)	180	10,136
The Pepsi Bottling Group, Inc. (Beverages)	144	4,111
TJX Cos., Inc. (Retail)	432	8,847
TXU Corp. (Electric)	216	24,382
United Parcel Service, Inc. - Class B (Transportation)	1,044	72,172
United Technologies Corp. (Aerospace/Defense)	972	50,388

See accompanying notes to the Schedules of Portfolio Investments.

UnitedHealth Group, Inc. (Healthcare - Services)	1,188	66,766
UST, Inc. (Agriculture)	144	6,028
Visteon Corp. (Auto Parts & Equipment)	108	1,056
Wal-Mart Stores, Inc. (Retail)	2,340	102,539
Walgreen Co. (Retail)	972	42,233
Waters Corp. * (Electronics)	108	4,493
Wrigley (Wm.) Jr. Co. (Food)	180	12,938
Wyeth (Pharmaceuticals)	1,260	58,300
Xilinx, Inc. (Semiconductors)	324	9,023
XTO Energy, Inc. (Oil & Gas)	324	14,684
Yahoo!, Inc. * (Internet)	1,188	40,202
YUM! Brands, Inc. (Retail)	252	12,199
Zimmer Holdings, Inc. * (Healthcare - Products)	216	14,880

Total Common Stocks (Cost $3,815,692)		5,042,687

	Principal Amount
Repurchase Agreements (3.0%)
UBS, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $154,045 (Collateralized by $160,000 Federal Home Loan Bank, 3.555%, 11/1/05, market value $159,494)	$154,000	154,000

Total Repurchase Agreements (Cost $154,000)		154,000

TOTAL INVESTMENT SECURITIES (Cost $3,969,692) - 100.2%		$5,196,687

Percentages indicated are based on net assets of $5,187,631.

*	Non-income producing security

REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring December 2005 (Underlying face amount at value $123,425)	2	$(410)

Large-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of September 30 2005:

Advertising	0.3%
Aerospace/Defense	2.5%
Agriculture	2.9%
Apparel	0.5%
Auto Parts & Equipment	0.1%
Beverages	4.1%
Biotechnology	2.3%
Building Materials	0.2%
Chemicals	1.3%
Commercial Services	1.0%
Computers	4.9%
Cosmetics/Personal Care	4.3%
Diversified Financial Services	2.4%
Electric	0.7%
Electrical Components & Equipment	0.5%
Electronics	0.1%
Engineering & Construction	0.1%
Entertainment	0.2%
Food	2.0%
Hand/Machine Tools	0.1%
Healthcare - Products	7.0%
Healthcare - Services	2.0%
Home Furnishings	NM

See accompanying notes to the Schedules of Portfolio Investments.

Household Products/Wares	0.9%
Housewares	0.1%
Insurance	0.4%
Internet	2.2%
Iron/Steel	NM
Leisure Time	0.2%
Lodging	0.5%
Machinery-Construction & Mining	0.7%
Machinery - Diversified	0.2%
Media	0.4%
Mining	0.2%
Miscellaneous Manufacturing	7.7%
Office/Business Equipment	0.2%
Oil & Gas	8.0%
Oil & Gas Services	2.1%
Packaging & Containers	0.1%
Pharmaceuticals	7.0%
Pipelines	0.1%
Real Estate Investment Trust	0.4%
Retail	8.0%
Semiconductors	5.2%
Software	7.3%
Telecommunications	4.4%
Transportation	1.4%
Other**	3.0%

NM	Not meaningful, amount is less than 0.05%.

**	Includes non-equity securities

See accompanying notes to the Schedules of Portfolio Investments.

Mid-Cap Value ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (99.9%)
3Com Corp. * (Telecommunications)	78,700	$321,096
99 Cents Only Stores * (Retail)	9,444	87,357
Acxiom Corp. (Software)	15,740	294,653
Adesa, Inc. (Commercial Services)	18,101	400,032
Advanced Medical Optics, Inc. * (Healthcare - Products)	13,379	507,733
AGCO Corp. * (Machinery-Diversified)	18,101	329,438
AGL Resources, Inc. (Gas)	15,740	584,111
Airgas, Inc. (Chemicals)	13,379	396,420
AirTran Holdings, Inc. * (Airlines)	18,101	229,158
Alaska Air Group, Inc. * (Airlines)	5,509	160,092
Albemarle Corp. (Chemicals)	7,870	296,699
Alexander & Baldwin, Inc. (Transportation)	8,657	460,899
Alliant Energy Corp. (Electric)	23,610	687,759
Allmerica Financial Corp. * (Insurance)	11,018	453,281
AMB Property Corp. (REIT)	17,314	777,398
American Financial Group, Inc. (Insurance)	9,444	320,435
American Greetings Corp. - Class A (Household Products/Wares)	13,379	366,585
AmeriCredit Corp. * (Diversified Financial Services)	28,332	676,285
Amerus Group Co. (Insurance)	7,870	451,502
AnnTaylor Stores Corp. * (Retail)	14,953	397,002
Aquila, Inc. * (Electric)	75,552	299,186
Arrow Electronics, Inc. * (Electronics)	24,397	765,090
ArvinMeritor, Inc. (Auto Parts & Equipment)	14,166	236,856
Associated Banc-Corp (Banks)	25,971	791,596
Astoria Financial Corp. (Savings & Loans)	18,101	478,228
Atmel Corp. * (Semiconductors)	85,783	176,713
Avnet, Inc. * (Electronics)	29,906	731,202
Avocent Corp. * (Internet)	10,231	323,709
Bandag, Inc. (Auto Parts & Equipment)	2,361	101,192
Banta Corp. (Commercial Services)	4,722	240,303
Barnes & Noble, Inc. (Retail)	11,018	415,379
Belo Corp. - Class A (Media)	19,675	449,772
BJ’s Wholesale Club, Inc. * (Retail)	14,166	393,815
Black Hills Corp. (Electric)	6,296	273,058
Blyth, Inc. (Household Products/Wares)	5,509	122,796
Bob Evans Farms, Inc. (Retail)	7,083	160,855
Borders Group, Inc. (Retail)	14,166	314,060

See accompanying notes to the Schedules of Portfolio Investments.

BorgWarner, Inc. (Auto Parts & Equipment)	11,805	666,510
Bowater, Inc. (Forest Products & Paper)	11,018	311,479
Cabot Corp. (Chemicals)	12,592	415,662
Cabot Microelectronics Corp. * (Chemicals)	4,722	138,732
Cadence Design Systems, Inc. * (Computers)	56,664	915,690
Callaway Golf Co. (Leisure Time)	13,379	201,889
CBRL Group, Inc. (Retail)	9,444	317,885
Ceridian Corp. * (Computers)	29,906	620,550
Charles River Laboratories International, Inc. * (Biotechnology)	14,953	652,250
CheckFree Corp. * (Internet)	18,101	684,580
Commerce Bancorp, Inc. (Banks)	33,054	1,014,427
Commscope, Inc. * (Telecommunications)	11,018	191,052
Community Health Systems, Inc. * (Healthcare - Services)	18,101	702,500
Cooper Cameron Corp. * (Oil & Gas Services)	11,018	814,561
Crane Co. (Miscellaneous Manufacturing)	10,231	304,270
Credence Systems Corp. * (Semiconductors)	20,462	163,287
Cytec Industries, Inc. (Chemicals)	7,870	341,401
Dean Foods Co. * (Food)	30,693	1,192,730
Duquesne Light Holdings, Inc. (Electric)	15,740	270,885
Dycom Industries, Inc. * (Engineering & Construction)	10,231	206,871
Edwards (A.G.), Inc. (Diversified Financial Services)	15,740	689,570
Emmis Communications Corp. * (Media)	7,083	156,463
Energy East Corp. (Electric)	29,906	753,332
Ensco International, Inc. (Oil & Gas)	30,693	1,429,987
Entercom Communications Corp. * (Media)	7,870	248,613
Everest Re Group, Ltd. (Insurance)	11,805	1,155,710
Fair Isaac Corp. (Software)	13,379	599,379
Fairchild Semiconductor International, Inc. * (Semiconductors)	24,397	362,539
Federal Signal Corp. (Miscellaneous Manufacturing)	9,444	161,398
Ferro Corp. (Chemicals)	8,657	158,596
Fidelity National Financial, Inc. (Insurance)	35,415	1,576,675
First American Financial Corp. (Insurance)	19,675	898,557
FirstMerit Corp. (Banks)	17,314	463,842
Flowserve Corp. * (Machinery-Diversified)	11,018	400,505

See accompanying notes to the Schedules of Portfolio Investments.

FMC Corp. * (Chemicals)	7,870	450,321
Foot Locker, Inc. (Retail)	31,480	690,671
Forest Oil Corp. * (Oil & Gas)	11,018	574,038
Furniture Brands International, Inc. (Home Furnishings)	11,018	198,655
GATX Corp. (Trucking & Leasing)	10,231	404,636
Glatfelter (Forest Products & Paper)	8,657	121,977
Granite Construction, Inc. (Engineering & Construction)	7,083	270,854
Great Plains Energy, Inc. (Electric)	14,953	447,244
Greater Bay Bancorp (Banks)	10,231	252,092
Hanover Compressor Co. * (Oil & Gas Services)	16,527	229,064
Hawaiian Electric Industries, Inc. (Electric)	16,527	460,773
HCC Insurance Holdings, Inc. (Insurance)	21,249	606,234
Helmerich & Payne, Inc. (Oil & Gas)	10,231	617,850
Highwoods Properties, Inc. (REIT)	11,018	325,141
Horace Mann Educators Corp. (Insurance)	8,657	171,235
Hospitality Properties Trust (REIT)	14,953	640,886
IDACORP, Inc. (Electric)	8,657	260,835
Imation Corp. (Computers)	7,083	303,648
Independence Community Bank Corp. (Savings & Loans)	14,953	509,748
IndyMac Bancorp, Inc. (Diversified Financial Services)	12,592	498,391
Integrated Device Technology, Inc. * (Semiconductors)	22,036	236,667
International Rectifier Corp. * (Semiconductors)	13,379	603,125
Intersil Corp. - Class A (Semiconductors)	31,480	685,635
Invitrogen Corp. * (Biotechnology)	11,018	828,884
Jefferies Group, Inc. (Diversified Financial Services)	10,231	445,560
JM Smucker Co. (Food)	11,805	573,015
Keane, Inc. * (Software)	9,444	107,945
Kelly Services, Inc. - Class A (Commercial Services)	3,935	120,647
KEMET Corp. * (Electronics)	17,314	145,091
Kennametal, Inc. (Hand/Machine Tools)	7,870	385,945
Krispy Kreme Doughnuts, Inc. * (Retail)	12,592	78,826
LaBranche & Co., Inc. * (Diversified Financial Services)	12,592	109,424
Lattice Semiconductor Corp. * (Semiconductors)	22,823	97,682
Lear Corp. (Auto Parts & Equipment)	13,379	454,485
Lee Enterprises, Inc. (Media)	9,444	401,181

See accompanying notes to the Schedules of Portfolio Investments.

Lennar Corp. - Class A (Home Builders)	27,545	1,646,089
Leucadia National Corp. (Holding Companies - Diversified)	16,527	712,314
Liberty Property Trust (REIT)	18,101	770,017
Longview Fibre Co. (Forest Products & Paper)	10,231	199,402
Lubrizol Corp. (Chemicals)	14,166	613,813
Lyondell Chemical Co. (Chemicals)	41,711	1,193,769
Mack-Cali Realty Corp. (REIT)	12,592	565,884
Macrovision Corp. * (Entertainment)	10,231	195,412
Manpower, Inc. (Commercial Services)	17,314	768,568
Martin Marietta Materials (Building Materials)	9,444	740,976
McDATA Corp. - Class A * (Computers)	31,480	164,955
MDU Resources Group, Inc. (Electric)	24,397	869,753
Media General, Inc. - Class A (Media)	4,722	273,923
Mentor Graphics Corp. * (Computers)	15,740	135,364
Mercantile Bankshares Corp. (Banks)	16,527	890,475
Mercury General Corp. (Insurance)	7,083	424,909
Millennium Pharmaceuticals, Inc. * (Biotechnology)	62,960	587,417
Minerals Technologies, Inc. (Chemicals)	3,935	225,121
Modine Manufacturing Co. (Auto Parts & Equipment)	7,083	259,804
Mohawk Industries, Inc. * (Textiles)	11,018	884,195
MPS Group, Inc. * (Commercial Services)	20,462	241,452
National Fuel Gas Co. (Pipelines)	17,314	592,139
New Plan Excel Realty Trust, Inc. (REIT)	21,249	487,665
New York Community Bancorp (Savings & Loans)	48,007	787,315
Newfield Exploration Co. * (Oil & Gas)	25,971	1,275,176
Newport Corp. * (Telecommunications)	7,870	109,629
Noble Energy, Inc. (Oil & Gas)	34,628	1,624,052
Northeast Utilities System (Electric)	26,758	533,822
NSTAR (Electric)	22,036	637,281
OGE Energy Corp. (Electric)	18,101	508,638
Ohio Casualty Corp. (Insurance)	13,379	362,838
Old Republic International Corp. (Insurance)	36,989	986,497
Omnicare, Inc. (Pharmaceuticals)	21,249	1,194,832
ONEOK, Inc. (Gas)	20,462	696,118
Overseas Shipholding Group, Inc. (Transportation)	6,296	367,246
PacifiCare Health Systems, Inc. * (Healthcare - Services)	18,101	1,444,097

See accompanying notes to the Schedules of Portfolio Investments.

Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	7,083	188,549
Payless ShoeSource, Inc. * (Retail)	14,166	246,488
Pepco Holdings, Inc. (Electric)	38,563	897,361
PepsiAmericas, Inc. (Beverages)	12,592	286,216
Perrigo Co. (Pharmaceuticals)	16,527	236,501
Pier 1 Imports, Inc. (Retail)	17,314	195,129
Pioneer Natural Resources Co. (Oil & Gas)	29,119	1,599,215
Plexus Corp. * (Electronics)	8,657	147,948
PMI Group, Inc. (Insurance)	18,888	753,065
PNM Resources, Inc. (Electric)	14,166	406,139
Pogo Producing Co. (Oil & Gas)	11,805	695,787
Polycom, Inc. * (Telecommunications)	19,675	318,145
Potlatch Corp. (Forest Products & Paper)	6,296	328,148
Powerwave Technologies, Inc. * (Telecommunications)	22,036	286,248
Pride International, Inc. * (Oil & Gas)	32,267	919,932
Protective Life Corp. (Insurance)	14,166	583,356
Puget Energy, Inc. (Electric)	20,462	480,448
Quanta Services, Inc. * (Commercial Services)	23,610	301,264
Radian Group, Inc. (Insurance)	17,314	919,373
Raymond James Financial Corp. (Diversified Financial Services)	11,805	379,177
Regis Corp. (Retail)	9,444	357,172
Rent-A-Center, Inc. * (Commercial Services)	14,953	288,742
RF Micro Devices, Inc. * (Telecommunications)	38,563	217,881
RPM, Inc. (Chemicals)	23,610	434,424
RSA Security, Inc. * (Internet)	14,166	180,050
Ruddick Corp. (Food)	7,083	163,263
Saks, Inc. * (Retail)	29,119	538,702
SanDisk Corp. * (Computers)	36,989	1,784,720
SCANA Corp. (Electric)	22,823	964,043
Scholastic Corp. * (Media)	7,083	261,788
Sensient Technologies Corp. (Chemicals)	9,444	178,964
Sequa Corp. - Class A * (Aerospace/Defense)	1,574	92,866
Sierra Pacific Resources * (Electric)	36,989	549,287
Smithfield Foods, Inc. * (Food)	20,462	607,312
Sonoco Products Co. (Packaging & Containers)	20,462	558,817
SPX Corp. (Miscellaneous Manufacturing)	14,953	687,090
StanCorp Financial Group, Inc. (Insurance)	5,509	463,858
Steel Dynamics, Inc. (Iron/Steel)	7,870	267,265
STERIS Corp. (Healthcare - Products)	14,166	337,009
Swift Transportation Co., Inc. * (Transportation)	11,018	195,019

See accompanying notes to the Schedules of Portfolio Investments.

Synopsys, Inc. * (Computers)	29,119	550,349
Tech Data Corp. * (Distribution/Wholesale)	11,805	433,362
Tecumseh Products Co. (Machinery-Diversified)	3,935	84,681
Teleflex, Inc. (Miscellaneous Manufacturing)	8,657	610,319
Telephone & Data Systems, Inc. (Telecommunications)	20,462	798,018
Texas Regional Bancshares, Inc. - Class A (Banks)	8,657	249,235
The Brink’s Co. (Miscellaneous Manufacturing)	11,805	484,713
The Colonial BancGroup, Inc. (Banks)	31,480	705,152
The Scotts Co. - Class A (Household Products/Wares)	4,722	415,205
Thomas & Betts Corp. * (Electronics)	11,018	379,129
Tidewater, Inc. (Oil & Gas Services)	12,592	612,853
Timken Co. (Metal Fabricate/Hardware)	16,527	489,695
Triad Hospitals, Inc. * (Healthcare - Services)	17,314	783,805
Trinity Industries, Inc. (Miscellaneous Manufacturing)	8,657	350,522
TriQuint Semiconductor, Inc. * (Semiconductors)	28,332	99,729
United Rentals, Inc. * (Commercial Services)	13,379	263,700
Unitrin, Inc. (Insurance)	9,444	448,212
Universal Corp. (Agriculture)	5,509	213,914
UTStarcom, Inc. * (Telecommunications)	21,249	173,604
Valspar Corp. (Chemicals)	20,462	457,530
Varian, Inc. * (Electronics)	6,296	216,079
Vectren Corp. (Gas)	15,740	446,229
Vishay Intertechnology, Inc. * (Electronics)	37,776	451,423
W.R. Berkley Corp. (Insurance)	22,823	901,052
Washington Federal, Inc. (Savings & Loans)	17,314	390,604
Webster Financial Corp. (Banks)	11,018	495,369
Werner Enterprises, Inc. (Transportation)	10,231	176,894
Westar Energy, Inc. (Electric)	17,314	417,787
Westwood One, Inc. (Media)	13,379	266,108
WGL Holdings, Inc. (Gas)	10,231	328,722
Wisconsin Energy Corp. (Electric)	23,610	942,511
Worthington Industries, Inc. (Metal Fabricate/Hardware)	14,166	297,911
WPS Resources Corp. (Electric)	7,870	454,886
Yellow Roadway Corp. * (Transportation)	11,805	488,962
York International Corp. (Building Materials)	8,657	485,398

TOTAL COMMON STOCKS (Cost $89,460,382)		105,593,907

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (0.2%)
UBS, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $228,067 (Collateralized by $235,000 Federal Home Loan Bank, 3.555%, 11/1/05, market value $234,257)	$228,000	228,000

TOTAL REPURCHASE AGREEMENTS (Cost $228,000)		228,000

TOTAL INVESTMENT SECURITIES (Cost $89,688,382) - 100.1%		$105,821,907

Percentages indicated are based on net assets of $105,726,934.

*	Non-income producing security

REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring December 2005 (Underlying face amount at value $144,040)	2	$145

Mid-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Aerospace/Defense	0.1%
Agriculture	0.2%
Airlines	0.4%
Auto Parts & Equipment	1.6%
Banks	4.6%
Beverages	0.3%
Biotechnology	2.0%
Building Materials	1.2%
Chemicals	5.0%
Commercial Services	2.5%
Computers	4.2%
Distribution/Wholesale	0.4%
Diversified Financial Services	2.6%
Electric	10.4%
Electronics	2.7%
Engineering & Construction	0.5%
Entertainment	0.2%
Food	2.4%
Forest Products & Paper	0.9%
Gas	1.9%
Hand/Machine Tools	0.4%
Healthcare - Products	0.8%
Healthcare - Services	2.8%
Holding Companies - Diversified	0.7%
Home Builders	1.6%
Home Furnishings	0.2%
Household Products/Wares	0.9%
Insurance	10.8%
Internet	1.1%
Iron/Steel	0.3%
Leisure Time	0.2%
Machinery - Diversified	0.8%

See accompanying notes to the Schedules of Portfolio Investments.

Media	1.9%
Metal Fabricate/Hardware	0.7%
Miscellaneous Manufacturing	2.5%
Oil & Gas	8.2%
Oil & Gas Services	1.6%
Packaging & Containers	0.5%
Pharmaceuticals	1.5%
Pipelines	0.6%
Real Estate Investment Trust	3.4%
Retail	4.0%
Savings & Loans	2.0%
Semiconductors	2.3%
Software	0.9%
Telecommunications	2.3%
Textiles	0.8%
Transportation	1.6%
Trucking & Leasing	0.4%
Other**	0.2%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Mid-Cap Growth ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (99.3%)
Abercrombie & Fitch Co. - Class A (Retail)	2,250	$112,163
Activision, Inc. * (Software)	5,375	109,918
ADTRAN, Inc. (Telecommunications)	1,750	55,125
Advance Auto Parts, Inc. * (Retail)	2,751	106,389
Advent Software, Inc. * (Software)	375	10,103
Aeropostale, Inc. * (Retail)	1,500	31,875
Alliance Data Systems Corp. * (Commercial Services)	1,875	73,406
Alliant Techsystems, Inc. * (Aerospace/Defense)	1,000	74,650
American Eagle Outfitters, Inc. (Retail)	3,625	85,296
Ametek, Inc. (Electrical Components & Equipment)	1,875	80,569
Amphenol Corp. - Class A (Electronics)	2,375	95,808
Anteon International Corp. * (Computers)	875	37,415
Applebee’s International, Inc. (Retail)	2,125	43,966
Apria Healthcare Group, Inc. * (Healthcare - Services)	1,250	39,888
Aqua America, Inc. (Water)	2,500	95,050
Arch Coal, Inc. (Coal)	1,625	109,688
Arthur J. Gallagher & Co. (Insurance)	2,500	72,025
Bank of Hawaii Corp. (Banks)	1,375	67,678
Barr Laboratories, Inc. * (Pharmaceuticals)	2,750	151,030
Beckman Coulter, Inc. (Healthcare - Products)	1,625	87,718
Boyd Gaming Corp. (Lodging)	1,125	48,510
Brinker International, Inc. * (Retail)	2,375	89,205
Brown & Brown, Inc. (Insurance)	1,500	74,535
C.H. Robinson Worldwide, Inc. (Transportation)	2,250	144,270
Career Education Corp. * (Commercial Services)	2,750	97,789
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	750	47,678
Carmax, Inc. * (Retail)	2,750	85,993
Catalina Marketing Corp. (Advertising)	1,000	22,740
CDW Corp. (Distribution/Wholesale)	1,625	95,745
Cephalon, Inc. * (Pharmaceuticals)	1,500	69,630
Certegy, Inc. (Software)	1,625	65,032
Cheesecake Factory, Inc. * (Retail)	2,000	62,480
Chemtura Corp. (Chemicals)	6,250	77,625
Chico’s FAS, Inc. * (Retail)	4,750	174,799
Choicepoint, Inc. * (Commercial Services)	2,375	102,528
Church & Dwight, Inc. (Household Products/Wares)	1,625	60,027
Cincinnati Bell, Inc. * (Telecommunications)	6,500	28,665

See accompanying notes to the Schedules of Portfolio Investments.

City National Corp. (Banks)	1,125	78,851
Claire’s Stores, Inc. (Retail)	2,625	63,341
CNF, Inc. (Transportation)	1,375	72,188
Cognizant Technology Solutions Corp. * (Computers)	3,625	168,888
Copart, Inc. * (Retail)	1,875	44,756
Corinthian Colleges, Inc. * (Commercial Services)	2,375	31,516
Covance, Inc. * (Healthcare - Services)	1,625	77,984
Cree Research, Inc. * (Semiconductors)	2,000	50,040
CSG Systems International, Inc. * (Software)	1,250	27,138
Cullen/Frost Bankers, Inc. (Banks)	1,250	61,675
Cypress Semiconductor Corp. * (Semiconductors)	3,500	52,675
CYTYC Corp. * (Healthcare - Products)	3,000	80,550
Deluxe Corp. (Commercial Services)	1,375	55,220
Denbury Resources, Inc. * (Oil & Gas)	1,500	75,660
DENTSPLY International, Inc. (Healthcare - Products)	2,125	114,793
Developers Diversified Realty Corp. (REIT)	2,875	134,262
DeVry, Inc. * (Commercial Services)	1,500	28,575
Diebold, Inc. (Computers)	1,875	64,613
Dollar Tree Stores, Inc. * (Retail)	2,875	62,244
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,750	53,428
DPL, Inc. (Electric)	3,375	93,825
DST Systems, Inc. * (Computers)	1,875	102,806
Dun & Bradstreet Corp. * (Software)	1,750	115,272
Eaton Vance Corp. (Diversified Financial Services)	3,375	83,768
Education Management Corp. * (Commercial Services)	1,750	56,420
Edwards Lifesciences Corp. * (Healthcare - Products)	1,625	72,166
Energizer Holdings, Inc. * (Electrical Components & Equipment)	1,875	106,313
Equitable Resources, Inc. (Pipelines)	3,250	126,945
Expeditors International of Washington, Inc. (Transportation)	2,750	156,144
F5 Networks, Inc. * (Internet)	1,000	43,470
Fastenal Co. (Distribution/Wholesale)	1,625	99,271
FMC Technologies, Inc. * (Oil & Gas Services)	1,750	73,693
Gartner Group, Inc. * (Commercial Services)	1,500	17,535
Gen-Probe, Inc. * (Healthcare - Products)	1,375	67,994
Gentex Corp. (Electronics)	4,125	71,775
Graco, Inc. (Machinery-Diversified)	1,750	59,990
Grant Prideco, Inc. * (Oil & Gas Services)	3,375	137,194
GTECH Holdings Corp. (Entertainment)	3,000	96,180
Harman International Industries, Inc. (Home Furnishings)	1,750	178,973

See accompanying notes to the Schedules of Portfolio Investments.

Harris Corp. (Telecommunications)	3,500	146,300
Harsco Corp. (Miscellaneous Manufacturing)	1,125	73,766
Harte-Hanks, Inc. (Advertising)	1,500	39,645
Health Net, Inc. * (Healthcare - Services)	3,000	141,959
Henry Schein, Inc. * (Healthcare - Products)	2,250	95,895
Herman Miller, Inc. (Office Furnishings)	1,875	56,813
Hillenbrand Industries, Inc. (Healthcare - Products)	1,625	76,456
HNI Corp. (Office Furnishings)	1,500	90,330
Hormel Foods Corp. (Food)	1,875	61,856
Hovnanian Enterprises, Inc. - Class A * (Home Builders)	1,000	51,200
Hubbell, Inc. - Class B (Electrical Components & Equipment)	1,625	76,261
INAMED Corp. * (Healthcare - Products)	1,000	75,680
International Speedway Corp. (Entertainment)	875	45,911
Intuitive Surgical, Inc. * (Healthcare - Products)	875	64,129
Investors Financial Services Corp. (Banks)	1,750	57,575
ITT Educational Services, Inc. * (Commercial Services)	1,000	49,350
IVAX Corp. * (Pharmaceuticals)	5,625	148,275
J.B. Hunt Transport Services, Inc. (Transportation)	3,375	64,159
Jack Henry & Associates, Inc. (Computers)	2,000	38,800
Jacobs Engineering Group, Inc. * (Engineering & Construction)	1,500	101,100
JetBlue Airways Corp. * (Airlines)	2,500	44,000
Joy Global, Inc. (Machinery - Construction & Mining)	2,125	107,228
Korn/Ferry International * (Commercial Services)	1,125	18,439
Lam Research Corp. * (Semiconductors)	3,625	110,453
Lancaster Colony Corp. (Miscellaneous Manufacturing)	625	26,875
Laureate Education, Inc. * (Commercial Services)	1,250	61,213
Legg Mason, Inc. (Diversified Financial Services)	3,000	329,070
LifePoint Hospitals, Inc. * (Healthcare - Services)	1,500	65,595
Lincare Holdings, Inc. * (Healthcare - Services)	2,625	107,756
LTX Corp. * (Semiconductors)	1,625	6,858
Macromedia, Inc. * (Internet)	2,000	81,340
Martek Biosciences Corp. * (Biotechnology)	875	30,739
McAfee, Inc. * (Internet)	4,375	137,463
MEMC Electronic Materials, Inc. * (Semiconductors)	4,125	94,009

See accompanying notes to the Schedules of Portfolio Investments.

Michaels Stores, Inc. (Retail)	3,625	119,843
Micrel, Inc. * (Semiconductors)	1,750	19,653
Microchip Technology, Inc. (Semiconductors)	5,500	165,659
Moneygram International, Inc. (Software)	2,250	48,848
National Instruments Corp. (Computers)	1,500	36,960
Nordson Corp. (Machinery-Diversified)	875	33,276
O’Reilly Automotive, Inc. * (Retail)	3,000	84,540
Olin Corp. (Chemicals)	1,875	35,606
Outback Steakhouse, Inc. (Retail)	1,750	64,050
Pacific Sunwear of California, Inc. * (Retail)	2,000	42,880
Packaging Corp. of America (Packaging & Containers)	1,625	31,541
Patterson Dental Co. * (Healthcare - Products)	3,625	145,108
Patterson-UTI Energy, Inc. (Oil & Gas)	4,500	162,360
Peabody Energy Corp. (Coal)	3,500	295,225
Pentair, Inc. (Miscellaneous Manufacturing)	2,625	95,812
Petsmart, Inc. (Retail)	3,750	81,675
Plains Exploration & Production Co. * (Oil & Gas)	2,000	85,640
Plantronics, Inc. (Telecommunications)	1,250	38,513
Polo Ralph Lauren Corp. (Apparel)	1,625	81,738
Precision Castparts Corp. (Metal Fabricate/Hardware)	3,500	185,850
Protein Design Labs, Inc. * (Biotechnology)	2,875	80,500
Questar Corp. (Pipelines)	2,250	198,270
Rayonier, Inc. (Forest Products & Paper)	1,375	79,228
Reader’s Digest Association, Inc. (Media)	2,625	41,921
Regency Centers Corp. (REIT)	1,625	93,356
Renal Care Group, Inc. * (Healthcare - Services)	1,750	82,810
Republic Services, Inc. (Environmental Control)	3,250	114,692
Reynolds & Reynolds Co. (Computers)	1,375	37,689
Rollins, Inc. (Commercial Services)	750	14,640
Ross Stores, Inc. (Retail)	3,875	91,838
Ruby Tuesday, Inc. (Retail)	1,625	35,360
SEI Investments Co. (Software)	1,625	61,067
Semtech Corp. * (Semiconductors)	1,875	30,881
Sepracor, Inc. * (Pharmaceuticals)	2,750	162,222
Silicon Laboratories, Inc. * (Semiconductors)	1,125	34,189
Smith International, Inc. (Oil & Gas Services)	5,625	187,368
Sotheby’s Holdings, Inc. - Class A * (Commercial Services)	1,125	18,810
SRA International, Inc. - Class A * (Computers)	1,000	35,480

See accompanying notes to the Schedules of Portfolio Investments.

Stericycle, Inc. * (Environmental Control)	1,125	64,294
SVB Financial Group * (Banks)	875	42,560
Sybase, Inc. * (Software)	2,375	55,623
TCF Financial Corp. (Banks)	3,000	80,249
Techne Corp. * (Healthcare - Products)	1,000	56,980
The Corporate Executive Board Co. (Commercial Services)	1,000	77,980
The Macerich Co. (REIT)	1,625	105,528
The Neiman Marcus Group, Inc. - Class A (Retail)	1,250	124,937
The Ryland Group, Inc. (Home Builders)	1,250	85,525
The Timberland Co. - Class A * (Apparel)	1,500	50,670
Thor Industries, Inc. (Home Builders)	875	29,750
Toll Brothers, Inc. * (Home Builders)	3,125	139,594
Tootsie Roll Industries, Inc. (Food)	625	19,844
Transaction Systems Architect, Inc. * (Software)	1,000	27,850
Tupperware Corp. (Household Products/Wares)	1,375	31,323
United Dominion Realty Trust, Inc. (REIT)	3,625	85,913
Universal Health Services, Inc. - Class B (Healthcare - Services)	1,500	71,445
Urban Outfitters, Inc. * (Retail)	3,000	88,200
Valassis Communications, Inc. * (Commercial Services)	1,375	53,598
Valeant Pharmaceuticals International (Pharmaceuticals)	2,375	47,690
Varian Medical Systems, Inc. * (Healthcare - Products)	3,500	138,284
VCA Antech, Inc. * (Pharmaceuticals)	2,125	54,230
Vertex Pharmaceuticals, Inc. * (Biotechnology)	2,500	55,875
Waddell & Reed Financial, Inc. (Diversified Financial Services)	2,250	43,560
Washington Post Co. - Class B (Media)	125	100,313
Weingarten Realty Investors (REIT)	2,125	80,431
Westamerica Bancorp (Banks)	875	45,194
Western Digital Corp. * (Computers)	5,625	72,731
Western Gas Resources, Inc. (Pipelines)	1,500	76,845
Whole Foods Market, Inc. (Food)	1,750	235,288
Williams Sonoma, Inc. * (Retail)	3,125	119,843
Wilmington Trust Corp. (Banks)	1,750	63,788
Wind River Systems, Inc. * (Software)	2,000	25,860
Zebra Technologies Corp. * (Machinery-Diversified)	1,875	73,294

TOTAL COMMON STOCKS (Cost $11,915,852)		14,601,827

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (1.1%)
UBS, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $157,046 (Collateralized by $165,000 Federal Home Loan Bank, 3.555%, 11/1/05, market value $164,479)	$157,000	157,000

TOTAL REPURCHASE AGREEMENTS (Cost $157,000)		157,000

TOTAL INVESTMENT SECURITIES (Cost $12,072,852) - 100.4%		$14,758,827

Percentages indicated are based on net assets of $14,703,074.

*	Non-income producing security

REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring December 2005 (Underlying face amount at value $144,040)	2	$145

Mid-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Advertising	0.4%
Aerospace/Defense	0.5%
Airlines	0.3%
Apparel	0.9%
Banks	3.4%
Biotechnology	1.1%
Chemicals	0.8%
Coal	2.8%
Commercial Services	5.2%
Computers	4.0%
Distribution/Wholesale	1.3%
Diversified Financial Services	3.1%
Electric	0.6%
Electrical Components & Equipment	1.8%
Electronics	1.1%
Engineering & Construction	0.7%
Entertainment	1.0%
Environmental Control	1.2%
Food	2.2%
Forest Products & Paper	0.5%
Healthcare - Products	7.4%
Healthcare - Services	4.0%
Home Builders	2.1%
Home Furnishings	1.2%
Household Products/Wares	0.6%
Insurance	1.0%
Internet	1.8%
Lodging	0.3%
Machinery - Construction & Mining	0.7%
Machinery - Diversified	1.1%
Media	1.0%
Metal Fabricate/Hardware	1.3%
Miscellaneous Manufacturing	2.0%
Office Furnishings	1.0%
Oil & Gas	2.2%
Oil & Gas Services	2.7%
Packaging & Containers	0.2%
Pharmaceuticals	4.4%
Pipelines	2.7%
Real Estate Investment Trust	3.4%
Retail	12.4%
Semiconductors	3.8%
Software	3.7%
Telecommunications	1.8%

See accompanying notes to the Schedules of Portfolio Investments.

Transportation	3.0%
Water	0.6%
Other**	1.1%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Small-Cap Value ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (98.8%)
4Kids Entertainment, Inc. * (Media)	576	$10,017
A.M. Castle & Co. * (Metal Fabricate/Hardware)	432	7,560
AAR Corp. * (Aerospace/Defense)	1,440	24,739
ABM Industries, Inc. (Commercial Services)	1,728	35,960
Actel Corp. * (Semiconductors)	1,152	16,658
Action Performance Cos., Inc. (Toys/Games/Hobbies)	792	9,900
Acuity Brands, Inc. (Miscellaneous Manufacturing)	1,944	57,678
Adaptec, Inc. * (Telecommunications)	4,968	19,027
Advanced Energy Industries, Inc. * (Electrical Components & Equipment)	1,224	13,170
Aeroflex, Inc. * (Telecommunications)	3,312	31,000
Agilysys, Inc. (Computers)	1,368	23,037
Albany International Corp. - Class A (Machinery-Diversified)	1,440	53,093
Aleris International, Inc. * (Environmental Control)	1,368	37,552
ALLETE, Inc. (Electric)	1,296	59,369
Alliance One International, Inc. (Agriculture)	3,816	13,509
Alpharma, Inc. (Pharmaceuticals)	1,800	44,766
Altiris, Inc. * (Software)	1,008	15,412
Amegy Bancorp, Inc. (Banks)	3,096	70,063
American Italian Pasta Co. (Food)	792	8,443
American States Water Co. (Water)	720	24,091
Analogic Corp. (Electronics)	576	29,036
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	792	23,348
Angelica Corp. (Textiles)	432	7,711
Anixter International, Inc. * (Telecommunications)	1,440	58,076
Apogee Enterprises, Inc. (Building Materials)	1,224	20,930
Applica, Inc. * (Home Furnishings)	1,080	1,804
Applied Industrial Technologies, Inc. (Machinery-Diversified)	1,080	38,750
Applied Signal Technology, Inc. (Telecommunications)	504	9,616
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,512	75,313
Arch Chemicals, Inc. (Chemicals)	1,008	23,436
Arctic Cat, Inc. (Leisure Time)	576	11,831
Arkansas Best Corp. (Transportation)	1,152	40,170
Armor Holdings, Inc. * (Aerospace/Defense)	1,296	55,741
ArQule, Inc. * (Biotechnology)	1,584	12,403
Artesyn Technologies, Inc. * (Electrical Components & Equipment)	1,728	16,070
Ashworth, Inc. * (Apparel)	648	4,426
Astec Industries, Inc. * (Machinery - Construction & Mining)	792	22,485

See accompanying notes to the Schedules of Portfolio Investments.

Atmos Energy Corp. (Gas)	3,528	99,666
Audiovox Corp. - Class A * (Telecommunications)	864	12,079
Avista Corp. (Electric)	2,160	41,904
Axcelis Technologies, Inc. * (Semiconductors)	4,464	23,302
Aztar Corp. * (Lodging)	1,584	48,803
BankAtlantic Bancorp, Inc. - Class A (Savings & Loans)	2,016	34,252
BankUnited Financial Corp. - Class A (Savings & Loans)	1,152	26,346
Barnes Group, Inc. (Miscellaneous Manufacturing)	792	28,401
Bassett Furniture Industries, Inc. (Home Furnishings)	504	9,384
Bel Fuse, Inc. - Class B (Electronics)	504	18,361
Belden, Inc. (Electrical Components & Equipment)	2,016	39,172
Bell Microproducts, Inc. * (Distribution/Wholesale)	1,296	12,999
Benchmark Electronics, Inc. * (Electronics)	1,872	56,384
Black Box Corp. (Telecommunications)	720	30,211
Boston Private Financial Holdings, Inc. (Banks)	1,224	32,485
Bowne & Co., Inc. (Commercial Services)	1,512	21,606
Bradley Pharmaceuticals, Inc. * (Pharmaceuticals)	648	7,076
Briggs & Stratton Corp. (Machinery-Diversified)	2,304	79,695
Brookline Bancorp, Inc. (Savings & Loans)	2,736	43,284
Brooks Automation, Inc. * (Semiconductors)	2,016	26,873
Brooktrout, Inc. - Class B * (Computers)	576	7,471
Brown Shoe Co., Inc. (Retail)	792	26,136
Brush Engineered Materials, Inc. * (Mining)	864	13,720
Buckeye Technologies, Inc. * (Forest Products & Paper)	1,440	11,693
Burlington Coat Factory Warehouse Corp. (Retail)	720	27,389
C&D Technologies, Inc. (Electrical Components & Equipment)	1,152	10,840
C-COR.net Corp. * (Telecommunications)	2,088	14,094
Cambrex Corp. (Biotechnology)	1,152	21,841
Capital Automotive (REIT)	1,800	69,678
Captaris, Inc. * (Software)	1,296	4,873
Caraustar Industries, Inc. * (Forest Products & Paper)	1,296	14,230
Carpenter Technology Corp. (Iron/Steel)	936	54,859
Carreker Corp. * (Computers)	936	6,608
Cascade Natural Gas Corp. (Gas)	504	10,972

See accompanying notes to the Schedules of Portfolio Investments.

Casey’s General Stores, Inc. (Retail)	2,232	51,783
Cash America International, Inc. (Retail)	1,296	26,892
Catapult Communications Corp. * (Computers)	432	7,923
CDI Corp. (Commercial Services)	576	17,015
Central Pacific Financial Corp. (Banks)	1,368	48,126
Central Parking Corp. (Commercial Services)	936	13,993
Central Vermont Public Service Corp. (Electric)	576	10,080
Century Aluminum Co. * (Mining)	1,008	22,660
CH Energy Group, Inc. (Electric)	576	27,348
Chaparral Steel Co. * (Iron/Steel)	1,008	25,422
Checkpoint Systems, Inc. * (Electronics)	1,656	39,280
Chesapeake Corp. (Packaging & Containers)	864	15,889
Chittenden Corp. (Banks)	2,016	53,444
Ciber, Inc. * (Computers)	2,448	18,189
Cimarex Energy Co. * (Oil & Gas)	3,600	163,188
CLECO Corp. (Electric)	2,232	52,631
Coachmen Industries, Inc. (Home Builders)	648	7,446
Coherent, Inc. * (Electronics)	1,368	40,055
Cohu, Inc. (Semiconductors)	936	22,136
Coinstar, Inc. * (Commercial Services)	1,152	21,324
Colonial Properties Trust (REIT)	1,944	86,469
Commercial Federal Corp. (Savings & Loans)	1,656	56,536
Commercial Metals Co. (Metal Fabricate/Hardware)	2,592	87,453
Commercial NET Lease Realty (REIT)	2,376	47,520
Community Bank System, Inc. (Banks)	1,368	30,917
CONMED Corp. * (Healthcare - Products)	1,296	36,132
Consolidated Graphics, Inc. * (Commercial Services)	504	21,697
Cooper Cos., Inc. (Healthcare - Products)	1,944	148,930
Corn Products International, Inc. (Food)	3,312	66,804
Cost Plus, Inc. * (Retail)	1,008	18,295
Cross Country Healthcare, Inc. * (Commercial Services)	936	17,372
CTS Corp. (Electronics)	1,584	19,166
Cubic Corp. (Electronics)	648	11,094
Curtiss-Wright Corp. (Aerospace/Defense)	936	57,761
Cymer, Inc. * (Electronics)	1,584	49,610
Datascope Corp. (Healthcare - Products)	576	17,868
Delphi Financial Group, Inc. - Class A (Insurance)	1,224	57,283
Department 56, Inc. * (Toys/Games/Hobbies)	576	7,200
Digi International, Inc. * (Software)	864	9,271
Dime Community Bancshares, Inc. (Savings & Loans)	1,224	18,017

See accompanying notes to the Schedules of Portfolio Investments.

Ditech Communications Corp. * (Telecommunications)	1,440	9,706
Downey Financial Corp. (Savings & Loans)	936	57,002
Dress Barn, Inc. * (Retail)	1,008	22,942
Drill-Quip, Inc. * (Oil & Gas Services)	360	17,280
DRS Technologies, Inc. (Aerospace/Defense)	1,224	60,417
DSP Group, Inc. * (Semiconductors)	1,296	33,255
eFunds Corp. * (Software)	2,016	37,961
EGL, Inc. * (Transportation)	1,440	39,096
El Paso Electric Co. * (Electric)	2,088	43,535
Electro Scientific Industries, Inc. * (Electronics)	1,296	28,979
EMCOR Group, Inc. * (Engineering & Construction)	720	42,696
EnPro Industries, Inc. * (Miscellaneous Manufacturing)	936	31,534
Entertainment Properties Trust (REIT)	1,152	51,414
EPIQ Systems, Inc. * (Software)	576	12,568
ESS Technology, Inc. * (Semiconductors)	1,584	5,623
Esterline Technologies Corp. * (Aerospace/Defense)	1,152	43,649
Exar Corp. * (Semiconductors)	1,512	21,198
Fedders Corp. (Home Furnishings)	1,008	2,157
FEI Co. * (Electronics)	1,080	20,790
Financial Federal Corp. (Diversified Financial Services)	792	31,522
First BanCorp. (Banks)	3,600	60,912
First Republic Bank (Banks)	1,008	35,512
FirstFed Financial Corp. * (Savings & Loans)	720	38,743
Flagstar Bancorp, Inc. (Savings & Loans)	1,512	24,343
Fleetwood Enterprises, Inc. * (Home Builders)	2,520	30,996
Fred’s, Inc. (Retail)	1,728	21,617
Fremont General Corp. (Banks)	2,880	62,870
Frontier Airlines, Inc. * (Airlines)	1,584	15,492
Fuller (H.B.) Co. (Chemicals)	1,296	40,280
G & K Services, Inc. (Textiles)	936	36,869
Gables Residential Trust (REIT)	1,296	56,570
Gardner Denver, Inc. * (Machinery-Diversified)	1,152	51,379
General Communication, Inc. - Class A * (Telecommunications)	2,088	20,671
Gentiva Health Services, Inc. * (Healthcare - Services)	1,008	18,265
Gerber Scientific, Inc. * (Machinery-Diversified)	1,008	7,903
Glenborough Realty Trust, Inc. (REIT)	1,584	30,413
Global Imaging Systems, Inc. * (Office/Business Equipment)	1,008	34,322
Gold Banc Corp., Inc. (Banks)	1,728	25,747
Goody’s Family Clothing, Inc. (Retail)	864	6,540
Greatbatch, Inc. * (Electrical Components & Equipment)	936	25,684
Green Mountain Power Corp. (Electric)	216	7,113

See accompanying notes to the Schedules of Portfolio Investments.

Griffon Corp. * (Miscellaneous Manufacturing)	1,152	28,339
Group 1 Automotive, Inc. * (Retail)	936	25,834
Gymboree Corp. * (Apparel)	1,368	18,660
Haggar Corp. (Apparel)	216	6,141
Hain Celestial Group, Inc. * (Food)	1,368	26,539
Hancock Fabrics, Inc. (Retail)	864	5,815
Haverty Furniture Cos., Inc. (Retail)	1,008	12,328
Heidrick & Struggles International, Inc. * (Commercial Services)	792	25,645
Helix Technology Corp. (Semiconductors)	1,152	16,992
Hilb, Rogal, & Hobbs Co. (Insurance)	1,584	59,115
Hooper Holmes, Inc. (Commercial Services)	2,880	11,318
Hughes Supply, Inc. (Distribution/Wholesale)	2,952	96,235
Hutchinson Technology, Inc. * (Computers)	1,152	30,089
Imagistics International, Inc. * (Office/Business Equipment)	648	27,119
Infinity Property & Casualty Corp. (Insurance)	936	32,844
Input/Output, Inc. * (Oil & Gas Services)	3,096	24,706
Insight Enterprises, Inc. * (Retail)	2,160	40,176
Insituform Technologies, Inc. - Class A * (Engineering & Construction)	1,152	19,918
Inter-Tel, Inc. (Software)	936	19,656
Interface, Inc. - Class A * (Office Furnishings)	2,088	17,247
Internet Security Systems, Inc. * (Internet)	1,728	41,489
Intrado, Inc. * (Telecommunications)	792	14,280
Invacare Corp. (Healthcare - Products)	1,368	57,005
Investment Technology Group, Inc. * (Diversified Financial Services)	1,872	55,411
Irwin Financial Corp. (Banks)	792	16,149
J & J Snack Foods Corp. (Food)	288	16,646
J. Jill Group, Inc. * (Retail)	864	13,668
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	1,152	18,697
JDA Software Group, Inc. * (Software)	1,224	18,580
Jo-Ann Stores, Inc. * (Retail)	1,008	17,438
K2, Inc. * (Leisure Time)	2,088	23,803
Kaman Corp. - Class A (Aerospace/Defense)	1,008	20,614
Kansas City Southern Industries, Inc. * (Transportation)	3,600	83,917
Keithley Instruments, Inc. (Electronics)	648	9,461
Kellwood Co. (Apparel)	1,224	31,639
Kirby Corp. * (Transportation)	1,080	53,384
Kopin Corp. * (Semiconductors)	3,024	21,017
La-Z-Boy, Inc. (Home Furnishings)	2,304	30,390
Laclede Group, Inc. (Gas)	936	30,411
LandAmerica Financial Group, Inc. (Insurance)	792	51,203
Landry’s Restaurants, Inc. (Retail)	720	21,096

See accompanying notes to the Schedules of Portfolio Investments.

Lawson Products, Inc. (Metal Fabricate/Hardware)	216	7,932
Lexington Corporate Properties Trust (REIT)	2,304	54,259
Libbey, Inc. (Housewares)	648	9,850
Lindsay Manufacturing Co. (Machinery-Diversified)	504	11,093
Linens ’n Things, Inc. * (Retail)	2,016	53,828
Lone Star Steakhouse & Saloon, Inc. (Retail)	792	20,592
Longs Drug Stores Corp. (Retail)	1,152	49,409
Lydall, Inc. * (Miscellaneous Manufacturing)	720	6,430
M.D.C. Holdings, Inc. (Home Builders)	1,440	113,602
M/I Schottenstein Homes, Inc. (Home Builders)	576	31,254
MAF Bancorp, Inc. (Savings & Loans)	1,224	50,184
MagneTek, Inc. * (Electrical Components & Equipment)	1,296	4,380
Manitowoc Co. (Machinery-Diversified)	1,296	65,124
MapInfo Corp. * (Software)	936	11,466
Marcus Corp. (Lodging)	936	18,757
Material Sciences Corp. * (Iron/Steel)	576	8,680
Maverick Tube Corp. * (Oil & Gas Services)	1,872	56,160
Maximus, Inc. (Commercial Services)	864	30,888
Meade Instruments Corp. * (Electronics)	720	1,915
Mesa Air Group, Inc. * (Airlines)	1,296	10,692
Methode Electronics, Inc. - Class A (Electronics)	1,656	19,077
MIVA, Inc. * (Internet)	1,224	7,381
Mobile Mini, Inc. * (Storage/Warehousing)	648	28,091
Monaco Coach Corp. (Home Builders)	1,152	16,980
Moog, Inc. - Class A * (Aerospace/Defense)	1,512	44,634
MRO Software, Inc. * (Software)	936	15,762
Multimedia Games, Inc. * (Leisure Time)	1,224	11,885
Myers Industries, Inc. (Miscellaneous Manufacturing)	1,368	15,924
Napster, Inc. * (Software)	1,944	7,776
Nash Finch Co. (Food)	576	24,301
National Presto Industries, Inc. (Housewares)	216	9,247
NBTY, Inc. * (Pharmaceuticals)	2,448	57,528
NCI Building Systems, Inc * (Building Materials)	936	38,179
NCO Group, Inc. * (Commercial Services)	1,440	29,750
NDCHealth Corp. (Software)	1,584	29,969
Neenah Paper, Inc. (Forest Products & Paper)	648	18,986
Network Equipment Technologies, Inc. * (Telecommunications)	1,080	4,979
New Century Financial Corp. (REIT)	2,520	91,401
New Jersey Resources Corp. (Gas)	1,224	56,280

See accompanying notes to the Schedules of Portfolio Investments.

Northwest Natural Gas Co. (Gas)	1,224	45,557
NYFIX, Inc. * (Computers)	1,296	7,478
O’Charley’s, Inc. * (Retail)	1,008	14,424
Oceaneering International, Inc. * (Oil & Gas Services)	1,152	61,528
Offshore Logistics, Inc. * (Transportation)	1,008	37,296
OM Group, Inc. * (Chemicals)	1,296	26,088
On Assignment, Inc. * (Commercial Services)	1,152	9,850
Osteotech, Inc. * (Healthcare - Products)	792	4,538
Oxford Industries, Inc. (Apparel)	648	29,238
PAREXEL International Corp. * (Commercial Services)	1,152	23,144
Park Electrochemical Corp. (Electronics)	864	23,026
Parkway Properties, Inc. (REIT)	648	30,404
Paxar Corp. * (Electronics)	1,584	26,690
PC-Tel, Inc. * (Internet)	936	8,798
Pegasus Systems, Inc. * (Leisure Time)	792	7,112
Penford Corp. (Chemicals)	360	4,813
Pep Boys-Manny, Moe & Jack (Retail)	2,376	32,884
Performance Food Group Co. * (Food)	1,656	52,263
Pericom Semiconductor Corp. * (Semiconductors)	1,152	10,184
Phoenix Technologies, Ltd. * (Software)	1,080	8,132
Photon Dynamics, Inc. * (Electronics)	720	13,788
Photronics, Inc. * (Semiconductors)	1,800	34,920
Piedmont Natural Gas Co., Inc. (Gas)	3,384	85,175
Pinnacle Entertainment, Inc. * (Entertainment)	1,800	32,994
Piper Jaffray * (Diversified Financial Services)	864	25,799
Planar Systems, Inc. * (Electronics)	648	5,327
PolyOne Corp. * (Chemicals)	4,032	24,434
Pope & Talbot, Inc. (Forest Products & Paper)	720	7,351
Presidential Life Corp. (Insurance)	936	16,848
PRG-Schultz International, Inc. * (Commercial Services)	1,872	5,635
ProAssurance Corp. * (Insurance)	1,368	63,845
Prosperity Bancshares, Inc. (Banks)	936	28,314
Provident Bankshares Corp. (Banks)	1,440	50,083
Quaker Chemical Corp. (Chemicals)	432	7,508
Quanex Corp. (Metal Fabricate/Hardware)	1,080	71,518
RadiSys Corp. * (Computers)	864	16,762
Ralcorp Holdings, Inc. (Food)	1,296	54,328
Regal-Beloit Corp. (Hand/Machine Tools)	1,296	42,042
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	1,944	18,449
RehabCare Group, Inc. * (Healthcare - Services)	720	14,774
Reliance Steel & Aluminum Co. (Iron/Steel)	1,224	64,786
Rewards Network, Inc. * (Commercial Services)	936	6,393

See accompanying notes to the Schedules of Portfolio Investments.

RLI Corp. (Insurance)	936	43,299
Robbins & Myers, Inc. (Machinery-Diversified)	504	11,330
Rock-Tenn Co. (Forest Products & Paper)	1,368	20,657
RTI International Metals, Inc. * (Mining)	1,008	39,665
Rudolph Technologies, Inc. * (Semiconductors)	648	8,729
Russ Berrie & Co., Inc. (Household Products/Wares)	504	7,116
Russell Corp. (Apparel)	1,440	20,218
Ryan’s Restaurant Group, Inc. * (Retail)	1,872	21,846
Ryerson Tull, Inc. (Iron/Steel)	1,080	23,004
Sanderson Farms, Inc. (Food)	648	24,080
Savient Pharmaceuticals, Inc. * (Biotechnology)	2,664	10,043
SBS Technologies, Inc. * (Electronics)	720	6,934
School Specialty, Inc. * (Retail)	1,008	49,170
Schulman (A.), Inc. (Chemicals)	1,368	24,556
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	648	14,463
SCPIE Holdings, Inc. * (Insurance)	432	6,178
SEACOR SMIT, Inc. * (Oil & Gas Services)	936	67,936
Selective Insurance Group, Inc. (Insurance)	1,224	59,854
SFBC International, Inc. * (Commercial Services)	792	35,157
Shaw Group, Inc. * (Engineering & Construction)	3,456	85,225
Shopko Stores, Inc. * (Retail)	1,368	34,911
Skyline Corp. (Home Builders)	288	11,704
SkyWest, Inc. (Airlines)	2,520	67,586
Skyworks Solutions, Inc. * (Semiconductors)	6,984	49,028
Smith (A.O.) Corp. (Miscellaneous Manufacturing)	864	24,624
Sonic Automotive, Inc. (Retail)	1,296	28,797
Sourcecorp * (Commercial Services)	720	15,437
South Financial Group, Inc. (Banks)	3,312	88,895
Southern Union Co. * (Gas)	4,320	111,326
Southwest Gas Corp. (Gas)	1,656	45,358
Sovran Self Storage, Inc. (REIT)	720	35,244
Spectrum Brands, Inc. * (Household Products/Wares)	1,656	38,999
Spherion Corp. * (Commercial Services)	2,664	20,246
Spinnaker Exploration Co. * (Oil & Gas)	1,224	79,181
SPSS, Inc. * (Software)	720	17,280
Stage Stores, Inc. (Retail)	1,224	32,889
Standard Microsystems Corp. * (Semiconductors)	936	27,996
Standard Motor Products, Inc. (Auto Parts & Equipment)	576	4,671
Standard Pacific Corp. (Home Builders)	3,024	125,526

See accompanying notes to the Schedules of Portfolio Investments.

Standard Register Co. (Household Products/Wares)	576	8,611
Standex International Corp. (Miscellaneous Manufacturing)	504	13,270
StarTek, Inc. (Commercial Services)	504	6,653
Steel Technologies, Inc. (Iron/Steel)	504	13,069
Sterling Bancshares, Inc. (Banks)	2,016	29,655
Sterling Financial Corp. - Spokane (Savings & Loans)	1,512	34,096
Stewart & Stevenson Services, Inc. (Machinery-Diversified)	1,296	30,910
Stewart Information Services Corp. (Insurance)	792	40,550
Stone Energy Corp. * (Oil & Gas)	1,224	74,713
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	936	8,611
Sunrise Assisted Living, Inc. * (Healthcare - Services)	792	52,858
Superior Industries International, Inc. (Auto Parts & Equipment)	1,008	21,693
Supertex, Inc. * (Semiconductors)	504	15,115
Susquehanna Bancshares, Inc. (Banks)	2,088	50,196
Swift Energy Co. * (Oil & Gas)	1,296	59,292
SWS Group, Inc. (Diversified Financial Services)	720	11,808
Symmetricom, Inc. * (Telecommunications)	2,016	15,604
TBC Corp. * (Retail)	1,008	34,766
Technitrol, Inc. (Electronics)	1,800	27,576
Tetra Tech, Inc. * (Environmental Control)	2,520	42,386
Texas Industries, Inc. (Building Materials)	1,008	54,836
The Stride Rite Corp. (Apparel)	1,584	20,307
Theragenics Corp. * (Pharmaceuticals)	1,440	4,248
THQ, Inc. * (Software)	2,736	58,333
Tollgrade Communications, Inc. * (Telecommunications)	576	4,873
Too, Inc. * (Retail)	1,440	39,499
Tredegar Corp. (Miscellaneous Manufacturing)	1,224	15,924
TreeHouse Foods, Inc. * (Food)	1,368	36,772
Triumph Group, Inc. * (Aerospace/Defense)	720	26,762
UICI (Insurance)	1,512	54,432
UIL Holdings Corp. (Electric)	576	30,131
Ultratech Stepper, Inc. * (Semiconductors)	1,080	16,837
Umpqua Holdings Corp. (Banks)	1,944	47,278
Unisource Energy Corp. (Electric)	1,512	50,259
United Bankshares, Inc. (Banks)	1,656	57,877
United Stationers, Inc. * (Distribution/Wholesale)	1,440	68,918
Universal Forest Products, Inc. (Building Materials)	720	41,270
URS Corp. * (Engineering & Construction)	1,872	75,610
Valmont Industries, Inc. (Metal Fabricate/Hardware)	720	21,139
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	1,656	70,165

See accompanying notes to the Schedules of Portfolio Investments.

Veeco Instruments, Inc. * (Semiconductors)	1,152	18,478
Veritas DGC, Inc. * (Oil & Gas Services)	1,512	55,369
Verity, Inc. * (Internet)	1,656	17,587
Viad Corp. (Commercial Services)	1,008	27,569
ViaSat, Inc. * (Telecommunications)	1,008	25,855
Viasys Healthcare, Inc. * (Healthcare - Products)	1,368	34,186
Vital Signs, Inc. (Healthcare - Products)	216	9,955
Volt Information Sciences, Inc. * (Commercial Services)	360	7,315
W-H Energy Services, Inc. * (Oil & Gas Services)	1,224	39,682
Watts Industries, Inc. - Class A (Electronics)	1,152	33,235
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	2,304	28,824
Wellman, Inc. (Chemicals)	792	5,013
Whitney Holding Corp. (Banks)	2,808	75,929
Wintrust Financial Corp. (Banks)	1,080	54,281
Wolverine Tube, Inc. * (Metal Fabricate/Hardware)	648	4,860
Woodward Governor Co. (Electronics)	432	36,742
X-Rite, Inc. (Electronics)	792	9,821
Zale Corp. * (Retail)	2,232	60,667

Total Common Stocks (Cost $7,758,290)		11,690,248

	Principal Amount
Repurchase Agreements (1.5%)
UBS, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $183,054 (Collateralized by $190,000 Federal Home Loan Bank, 3.555%, 11/1/05, market value $189,400)	$183,000	183,000,

TOTAL REPURCHASE AGREEMENTS (Cost $183,000)		183,000

TOTAL INVESTMENT SECURITIES (Cost $7,941,290) - 100.3%		$11,873,248

Percentages indicated are based on net assets of $11,832,385.

*	Non-income producing security

REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring December 2005 (Underlying face amount at value $133,980)	2	$(1,315)

Small-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Aerospace/Defense	2.8%
Agriculture	0.1%
Airlines	0.8%
Apparel	1.1%
Auto Parts & Equipment	0.2%
Banks	7.7%
Biotechnology	0.5%

See accompanying notes to the Schedules of Portfolio Investments.

Building Materials	1.3%
Chemicals	1.3%
Commercial Services	3.4%
Computers	1.0%
Distribution/Wholesale	1.5%
Diversified Financial Services	1.1%
Electric	2.7%
Electrical Components & Equipment	0.9%
Electronics	4.4%
Engineering & Construction	1.9%
Entertainment	0.3%
Environmental Control	0.7%
Food	2.6%
Forest Products & Paper	1.0%
Gas	4.1%
Hand/Machine Tools	0.4%
Healthcare-Products	2.6%
Healthcare-Services	0.7%
Home Builders	2.9%
Home Furnishings	0.4%
Household Products/Wares	0.5%
Housewares	0.2%
Insurance	4.1%
Internet	0.6%
Iron/Steel	1.6%
Leisure Time	0.5%
Lodging	0.6%
Machinery-Construction & Mining	0.2%
Machinery-Diversified	3.0%
Media	0.1%
Metal Fabricate/Hardware	1.7%
Mining	0.6%
Miscellaneous Manufacturing	2.6%
Office Furnishings	0.1%
Office/Business Equipment	0.5%
Oil & Gas	3.2%
Oil & Gas Services	2.7%
Packaging & Containers	0.1%
Pharmaceuticals	1.0%
Real Estate Investment Trust	4.7%
Retail	6.9%
Saving & Loans	3.4%
Semiconductors	3.7%
Software	2.3%
Storage/Warehousing	0.2%
Telecommunications	2.3%
Textiles	0.4%
Toys/Games/Hobbies	0.3%
Transportation	2.1%
Water	0.2%
Other**	1.5%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Small-Cap Growth ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (100.2%)
A.S.V., Inc. * (Auto Manufacturers)	3,680	$83,352
Aaron Rents, Inc. (Commercial Services)	9,200	194,580
Acadia Realty Trust (REIT)	6,440	115,856
Administaff, Inc. (Commercial Services)	4,600	182,804
Advanced Neuromodulation Systems, Inc. * (Healthcare - Products)	4,140	196,484
ADVO, Inc. (Advertising)	6,440	201,508
AMCOL International Corp. (Mining)	4,600	87,722
Amedisys, Inc. * (Healthcare - Services)	3,220	125,580
American Healthways, Inc. * (Healthcare - Services)	6,900	292,560
American Medical Systems Holdings, Inc. * (Healthcare - Products)	14,260	287,339
AMERIGROUP Corp. * (Healthcare - Services)	10,580	202,290
AmSurg Corp. * (Healthcare - Services)	5,980	163,613
ANSYS, Inc. * (Software)	6,440	247,876
Arbitron, Inc. (Commercial Services)	6,440	256,570
Argosy Gaming Co. * (Entertainment)	5,980	281,000
ArthroCare Corp. * (Healthcare - Products)	5,060	203,513
ATMI, Inc. * (Semiconductors)	7,820	242,420
Atwood Oceanics, Inc. * (Oil & Gas)	2,760	232,420
Avid Technology, Inc. * (Software)	8,280	342,792
Baldor Electric Co. (Hand/Machine Tools)	5,980	151,593
Bally Total Fitness Holding Corp. * (Leisure Time)	6,900	30,843
Biolase Technology, Inc. (Healthcare - Products)	4,600	32,798
Biosite Diagnostics, Inc. * (Healthcare - Products)	3,680	227,645
Brady Corp. - Class A (Electronics)	10,120	313,113
Building Materials Holding Corp. (Distribution/Wholesale)	2,760	257,204
Cabot Oil & Gas Corp. (Oil & Gas)	10,120	511,161
CACI International, Inc. - Class A * (Computers)	5,980	362,387
Cal Dive International, Inc. * (Oil & Gas Services)	7,820	495,866
CARBO Ceramics, Inc. (Oil & Gas Services)	4,140	273,199
CEC Entertainment, Inc. * (Retail)	7,360	233,754
Centene Corp. * (Healthcare - Services)	8,740	218,762
Ceradyne, Inc. * (Miscellaneous Manufacturing)	5,060	185,601
Cerner Corp. * (Software)	6,440	559,829
Champion Enterprises, Inc. * (Home Builders)	15,640	231,159

See accompanying notes to the Schedules of Portfolio Investments.

Chemed Corp. (Commercial Services)	5,060	219,300
Christopher & Banks Corp. (Retail)	7,360	102,083
Clarcor, Inc. (Miscellaneous Manufacturing)	10,580	303,858
Cleveland-Cliffs, Inc. (Iron/Steel)	4,600	400,706
Cognex Corp. (Machinery-Diversified)	9,660	290,476
Commonwealth Telephone Enterprises, Inc. (Telecommunications)	4,600	173,419
Comtech Telecommunications Corp. * (Telecommunications)	4,140	171,686
Connetics Corp. * (Pharmaceuticals)	7,360	124,458
CPI Corp. (Commercial Services)	1,380	24,274
CryoLife, Inc. * (Biotechnology)	4,600	31,970
Cyberonics, Inc. * (Healthcare - Products)	4,600	137,264
Daktronics, Inc. (Electronics)	3,220	77,216
Delta & Pine Land Co. (Agriculture)	7,360	194,378
Deltic Timber Corp. (Forest Products & Paper)	2,300	105,915
Dendrite International, Inc. * (Software)	8,740	175,587
Diagnostic Products Corp. (Healthcare - Products)	4,600	242,558
Digital Insight Corp. * (Internet)	6,900	179,814
Dionex Corp. * (Electronics)	4,140	224,595
DJ Orthopedics, Inc. * (Healthcare - Products)	4,600	133,124
East-West Bancorp, Inc. (Banks)	11,500	391,461
EastGroup Properties, Inc. (REIT)	4,600	201,250
EDO Corp. (Aerospace/Defense)	3,220	96,697
Electronics Boutique Holdings Corp. * (Retail)	2,300	144,532
ElkCorp (Building Materials)	3,680	131,634
Energen Corp. (Gas)	15,180	656,687
Engineered Support Systems, Inc. (Aerospace/Defense)	8,740	358,689
Enzo Biochem, Inc. * (Biotechnology)	5,520	84,787
Essex Property Trust, Inc. (REIT)	4,600	414,000
Ethan Allen Interiors, Inc. (Home Furnishings)	7,360	230,736
FactSet Research Systems, Inc. (Computers)	6,900	243,156
Filenet Corp. * (Software)	8,740	243,846
First Midwest Bancorp, Inc. (Banks)	9,200	342,608
FLIR Systems, Inc. * (Electronics)	14,260	421,810
Florida Rock Industries, Inc. (Building Materials)	9,660	619,110
Flowers Foods, Inc. (Food)	10,580	288,622
Forward Air Corp. (Transportation)	6,440	237,250
Fossil, Inc. * (Household Products/Wares)	10,120	184,083
Frontier Oil Corp. (Oil & Gas)	11,500	510,025
GameStop Corp. - Class B * (Retail)	10,580	300,366
GenCorp, Inc. * (Aerospace/Defense)	11,040	205,896
Genesco, Inc. * (Retail)	4,600	171,304
Georgia Gulf Corp. (Chemicals)	6,900	166,151
Global Payments, Inc. (Software)	6,900	536,268
Guitar Center, Inc. * (Retail)	5,520	304,759
Haemonetics Corp. * (Healthcare - Products)	5,520	262,366

See accompanying notes to the Schedules of Portfolio Investments.

Harland (John H.) Co. (Household Products/Wares)	5,980	265,512
Harmonic, Inc. * (Telecommunications)	15,180	88,348
Headwaters, Inc. * (Energy - Alternate Sources)	8,740	326,876
Healthcare Services Group, Inc. (Commercial Services)	5,520	106,260
Heartland Express, Inc. (Transportation)	9,200	187,128
Hibbett Sporting Goods, Inc. * (Retail)	7,361	163,771
Hologic, Inc. * (Healthcare - Products)	4,600	265,650
Hot Topic, Inc. * (Retail)	9,200	141,312
Hudson United Bancorp (Banks)	9,200	389,436
Hydril Co. * (Oil & Gas Services)	4,140	284,170
Hyperion Solutions Corp. * (Software)	8,280	402,822
ICU Medical, Inc. * (Healthcare - Products)	2,760	79,378
IDEX Corp. (Machinery-Diversified)	10,580	450,179
IDEXX Laboratories, Inc. * (Healthcare - Products)	6,900	461,472
IHOP Corp. (Retail)	4,140	168,664
Immucor, Inc. * (Healthcare - Products)	9,200	252,448
Integra LifeSciences Holdings * (Biotechnology)	3,680	140,797
Intermagnetics General Corp. * (Electrical Components & Equipment)	5,520	154,229
iPayment Holdings, Inc. * (Commercial Services)	2,760	104,438
Itron, Inc. * (Electronics)	5,060	231,040
J2 Global Communications, Inc. * (Internet)	5,060	204,525
Jack in the Box, Inc. * (Retail)	7,360	220,138
JLG Industries, Inc. (Machinery - Construction & Mining)	10,580	387,122
K-Swiss, Inc. - Class A (Apparel)	5,520	163,226
Kaydon Corp. (Metal Fabricate/Hardware)	5,980	169,892
Kensey Nash Corp. * (Healthcare - Products)	1,840	56,414
Kilroy Realty Corp. (REIT)	5,980	335,059
Knight Transportation, Inc. (Transportation)	7,820	190,495
Kronos, Inc. * (Computers)	6,440	287,482
Kulicke & Soffa Industries, Inc. * (Semiconductors)	10,580	76,705
LabOne, Inc. * (Healthcare - Services)	3,680	160,080
Labor Ready, Inc. * (Commercial Services)	11,040	283,176
Lance, Inc. (Food)	5,980	104,411
Landstar System, Inc. (Transportation)	11,960	478,759
LCA-Vision, Inc. (Healthcare - Products)	4,140	153,677
Lennox International, Inc. (Building Materials)	10,120	277,389
Littelfuse, Inc. * (Electrical Components & Equipment)	4,600	129,398
Lone Star Technologies, Inc. * (Oil & Gas Services)	5,980	332,428

See accompanying notes to the Schedules of Portfolio Investments.

Macdermid, Inc. (Chemicals)	5,060	132,876
Manhattan Associates, Inc. * (Computers)	5,980	138,736
ManTech International Corp. - Class A * (Software)	3,680	97,189
Massey Energy Co. (Coal)	15,640	798,735
Medicis Pharmaceutical Corp. (Pharmaceuticals)	11,040	359,462
Mentor Corp. (Healthcare - Products)	7,820	430,178
Mercury Computer Systems, Inc. * (Computers)	4,140	108,675
Merit Medical Systems, Inc. * (Healthcare - Products)	5,520	97,925
Meritage Homes Corp. * (Home Builders)	4,600	352,636
MGI Pharma, Inc. * (Pharmaceuticals)	14,720	343,123
Micros Systems, Inc. * (Computers)	7,820	342,125
Microsemi Corp. * (Semiconductors)	12,880	328,955
Midas, Inc. * (Commercial Services)	2,760	54,869
Milacron, Inc. * (Hand/Machine Tools)	10,120	18,014
Movie Gallery, Inc. (Retail)	5,060	52,573
MTS Systems Corp. (Computers)	4,140	156,368
Mueller Industries, Inc. (Metal Fabricate/Hardware)	7,360	204,387
Nara Bancorp, Inc. (Banks)	4,140	61,893
Nature’s Sunshine Products, Inc. (Pharmaceuticals)	2,300	53,452
NETGEAR, Inc. * (Telecommunications)	6,900	166,014
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	5,060	70,840
NVR, Inc. * (Home Builders)	920	814,154
Odyssey Healthcare, Inc. * (Healthcare - Services)	6,900	117,093
Old Dominion Freight Line, Inc. * (Transportation)	3,680	123,243
Omnova Solutions, Inc. * (Chemicals)	8,280	36,184
Oshkosh Truck Corp. (Auto Manufacturers)	15,180	655,169
Owens & Minor, Inc. (Distribution/Wholesale)	8,280	243,018
P.F. Chang’s China Bistro, Inc. * (Retail)	5,520	247,462
Panera Bread Co. - Class A * (Retail)	6,440	329,599
Papa John’s International, Inc. * (Retail)	2,300	115,276
Pediatrix Medical Group, Inc. * (Healthcare - Services)	5,060	388,709
Peet’s Coffee & Tea, Inc. * (Beverages)	2,760	84,511
Penn Virginia Corp. (Oil & Gas)	3,680	212,373
Petroleum Development * (Oil & Gas)	3,220	123,455
Pharmaceutical Product Development, Inc. * (Commercial Services)	10,120	582,002
Philadelphia Consolidated Holding Corp. * (Insurance)	3,680	312,432
Phillips-Van Heusen Corp. (Apparel)	7,360	228,307

See accompanying notes to the Schedules of Portfolio Investments.

Polaris Industries, Inc. (Leisure Time)	8,740	433,067
PolyMedica Corp. (Healthcare - Products)	5,060	176,796
Possis Medical, Inc. * (Healthcare - Products)	3,680	40,333
Power Integrations, Inc. * (Semiconductors)	5,980	130,065
Pre-Paid Legal Services, Inc. (Commercial Services)	2,300	89,010
Priority Healthcare Corp. - Class B * (Pharmaceuticals)	7,820	217,865
PrivateBancorp, Inc. (Banks)	3,680	126,150
Progress Software Corp. * (Software)	7,820	248,441
Quiksilver, Inc. * (Apparel)	23,920	345,645
Radiant Systems, Inc. * (Computers)	4,600	47,472
RARE Hospitality International, Inc. * (Retail)	6,900	177,330
Red Robin Gourmet Burgers, Inc. * (Retail)	2,760	126,518
Remington Oil & Gas Corp. * (Oil & Gas)	5,060	209,990
Republic Bancorp, Inc. (Banks)	14,260	201,636
ResMed, Inc. * (Healthcare - Products)	7,360	586,224
Respironics, Inc. * (Healthcare - Products)	14,720	620,889
Rogers Corp. * (Electronics)	3,220	124,614
Roper Industries, Inc. (Miscellaneous Manufacturing)	17,480	686,789
ScanSource, Inc. * (Distribution/Wholesale)	2,760	134,522
SCP Pool Corp. (Distribution/Wholesale)	11,040	385,628
Select Comfort Corp. * (Retail)	7,360	147,053
SERENA Software, Inc. * (Software)	5,980	119,181
Shuffle Master, Inc. * (Entertainment)	7,360	194,525
Shurgard Storage Centers, Inc. - Class A (REIT)	9,660	539,704
Sierra Health Services, Inc. * (Healthcare - Services)	5,060	348,482
Simpson Manufacturing Co., Inc. (Building Materials)	7,360	288,070
Sonic Corp. * (Retail)	12,420	339,687
Sonic Solutions * (Electronics)	5,060	108,790
Southwestern Energy Co. * (Oil & Gas)	17,020	1,249,267
SS&C Technologies, Inc. (Software)	3,680	134,835
St. Mary Land & Exploration Co. (Oil & Gas)	11,500	420,900
Stein Mart, Inc. (Retail)	5,520	112,056
SurModics, Inc. * (Healthcare - Products)	3,220	124,582
Sybron Dental Special, Inc. * (Healthcare - Products)	8,280	344,282
Synaptics, Inc. * (Computers)	5,060	95,128
Take-Two Interactive Software, Inc. * (Software)	14,720	325,165
TALX Corp. (Computers)	4,140	135,751
Teledyne Technologies, Inc. * (Aerospace/Defense)	6,900	237,843

See accompanying notes to the Schedules of Portfolio Investments.

TETRA Technologies, Inc. * (Oil & Gas Services)	6,900	215,418
The Cato Corp. - Class A (Retail)	6,440	128,349
The Children’s Place Retail Stores, Inc. * (Retail)	4,600	163,944
The Finish Line, Inc. - Class A (Retail)	9,200	134,228
The Great Atlantic & Pacific Tea Co., Inc. * (Food)	3,680	104,365
The Men’s Wearhouse, Inc. * (Retail)	11,040	294,768
The Nautilus Group, Inc. (Leisure Time)	6,900	152,283
The Steak n Shake Co. * (Retail)	5,520	100,188
Thomas Nelson, Inc. (Media)	2,300	43,125
Toro Co. (Housewares)	8,740	321,282
Tractor Supply Co. * (Retail)	6,900	314,985
Triarc Cos., Inc. (Retail)	11,040	168,581
Trimble Navigation, Ltd. * (Electronics)	11,040	371,937
TrustCo Bank Corp. NY (Banks)	15,640	195,969
UCBH Holdings, Inc. (Banks)	18,860	345,515
UGI Corp. (Gas)	21,620	608,603
Unit Corp. * (Oil & Gas)	9,200	508,576
United Natural Foods, Inc. * (Food)	8,280	292,781
United Surgical Partners International, Inc. * (Healthcare - Services)	9,200	359,812
USANA Health Sciences, Inc. * (Pharmaceuticals)	2,300	109,710
Vertrue, Inc. * (Commercial Services)	1,840	66,884
Vicor Corp. (Electrical Components & Equipment)	4,140	62,721
Vintage Petroleum, Inc. (Oil & Gas)	11,500	525,090
Wabash National Corp. (Auto Manufacturers)	6,440	126,610
Waste Connections, Inc. * (Environmental Control)	9,660	338,873
Watsco, Inc. (Distribution/Wholesale)	5,060	268,737
Watson Wyatt & Co. Holdings (Commercial Services)	8,740	235,543
WD-40 Co. (Household Products/Wares)	3,220	85,362
WebEx Communications, Inc. * (Internet)	7,360	180,394
Websense, Inc. * (Internet)	5,060	259,122
Winnebago Industries, Inc. (Home Builders)	6,900	199,893
WMS Industries, Inc. * (Leisure Time)	4,600	129,398
Wolverine World Wide, Inc. (Apparel)	11,960	251,758
World Acceptance Corp. * (Diversified Financial Services)	3,680	93,509
World Fuel Services Corp. (Retail)	5,520	179,124
Zenith National Insurance Corp. (Insurance)	4,600	288,374
Zix Corp. * (Internet)	5,980	11,960

TOTAL COMMON STOCKS (Cost $48,279,115)		55,354,341

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (0.3%)
UBS, 3.55%, 10/3/05, dated 9/30/05,with a maturity value of $150,044 (Collateralized by $155,000 Federal Home Loan Bank, 3.555%, 11/1/05, market value $154,510)	$150,000	150,000

TOTAL REPURCHASE AGREEMENTS (Cost $150,000)		150,000

TOTAL INVESTMENT SECURITIES (Cost $48,429,115) - 100.5%		$55,504,341

Percentages indicated are based on net assets of $55,215,383.

*	Non-income producing security

REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring December 2005 (Underlying face amount at value $133,980)	2	$(1,315)

Small-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Advertising	0.4%
Aerospace/Defense	1.6%
Agriculture	0.4%
Apparel	1.8%
Auto Manufacturers	1.6%
Banks	3.7%
Beverages	0.2%
Biotechnology	0.5%
Building Materials	2.4%
Chemicals	0.6%
Coal	1.4%
Commercial Services	4.3%
Computers	3.5%
Distribution/Wholesale	2.3%
Diversified Financial Services	0.2%
Electrical Components & Equipment	0.6%
Electronics	3.4%
Energy-Alternate Sources	0.6%
Entertainment	0.9%
Environmental Control	0.6%
Food	1.4%
Forest Products & Paper	0.2%
Gas	2.3%
Hand/Machine Tools	0.3%
Healthcare-Products	9.7%
Healthcare-Services	4.3%
Home Builders	2.9%
Home Furnishings	0.4%
Household Products/Wares	1.0%
Housewares	0.6%
Insurance	1.1%
Internet	1.5%
Iron/Steel	0.7%
Leisure Time	1.4%
Machinery–Construction & Mining	0.7%
Machinery-Diversified	1.3%
Media	0.1%
Metal Fabricate/Hardware	0.7%
Mining	0.2%
Miscellaneous Manufacturing	2.1%
Oil & Gas	8.2%
Oil & Gas Services	2.9%
Pharmaceuticals	2.3%
Real Estate Investment Trust	2.9%
Retail	9.1%
Semiconductors	1.4%
Software	6.2%
Telecommunications	1.1%
Transportation	2.2%
Other**	0.3%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Europe 30 ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (92.4%)
Alcon, Inc. (Healthcare - Products)	9,744	$1,246,063
ASM Lithography Holding N.V. * (Semiconductors)	48,256	796,707
AstraZeneca PLC (Pharmaceuticals)	31,088	1,464,245
Autoliv, Inc. (Auto Parts & Equipment)	15,312	666,072
BP Amoco PLC (Oil & Gas)	46,400	3,287,440
Business Objects S.A. * (Software)	25,984	903,204
DaimlerChrysler AG (Auto Manufacturers)	26,448	1,404,918
Elan Corp. PLC * (Pharmaceuticals)	109,504	970,205
GlaxoSmithKline PLC (Pharmaceuticals)	42,224	2,165,247
HSBC Holdings PLC (Banks)	30,624	2,487,588
Koninklijke (Royal) Phillips Electronics NV (Electronics)	38,976	1,039,880
Mittal Steel Co. NV - Class A (Iron/Steel)	32,016	922,061
Nokia OYJ (Telecommunications)	85,840	1,451,554
Novartis AG (Pharmaceuticals)	41,296	2,106,096
Royal Dutch Shell PLC - Class A (Oil & Gas)	25,984	1,705,590
Royal Dutch Shell PLC - Class B (Oil & Gas)	22,272	1,533,873
Ryanair Holdings PLC * (Airlines)	17,632	802,785
Sanofi-Aventis (Pharmaceuticals)	43,152	1,792,966
SAP AG (Software)	28,768	1,246,517
Shire Pharmaceuticals Group PLC (Pharmaceuticals)	22,272	823,841
Siemens AG (Miscellaneous Manufacturing)	18,096	1,399,364
STMicroelectronics NV (Semiconductors)	54,288	938,096
Telefonaktiebolaget LM Ericsson (Telecommunications)	37,584	1,384,595
Telewest Global, Inc. * (Telecommunications)	37,120	851,904
Tenaris S.A. (Iron/Steel)	8,352	1,151,239
Top Tankers, Inc. (Transportation)	42,224	634,204
Total Fina SA (Oil & Gas)	18,560	2,520,819
UBS AG (Banks)	19,488	1,666,224
Unilever NV (Food)	15,312	1,094,042
Vodafone Group PLC (Telecommunications)	89,552	2,325,665
Willis Group Holdings, Ltd. (Insurance)	20,416	766,621

Total Common Stocks (Cost $40,688,795)		43,549,625

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (7.2%)
UBS, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $3,372,998 (Collaterallized by $3,466,000 Federal Home Loan Mortgage Corp., 3.775%, 12/12/05, market value $3,439,470),	$3,372,000	3,372,000

Total Repurchase Agreements (Cost $3,372,000)		3,372,000

Total Investment Securities (Cost $44,060,795) - 99.6%		$46,921,625

Percentages indicated are based on net assets of $47,087,177.

As of 9/30/05, all securities in this portfolio were traded on U.S. exchanges.

*	Non-income producing security

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring December 2005 (Underlying face amount at value $5,861,500)	19	$(37,373)

	Contracts	Unrealized Appreciation (Depreciation)

Futures Contracts Sold
E-Mini S&P 500 Futures Contract expiring December 2005 (Underlying face amount at value $2,345,075)	38	$9,961

Europe 30 ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Airlines	1.7%
Auto Manufacturers	3.0%
Auto Parts & Equipment	1.4%
Banks	8.8%
Electronics	2.2%
Food	2.3%
Healthcare-Products	2.6%
Insurance	1.6%
Iron/Steel	4.4%
Miscellaneous Manufacturing	3.0%
Oil & Gas	19.2%
Pharmaceuticals	19.8%
Semiconductors	3.7%
Software	4.6%
Telecommunications	12.8%
Transportation	1.3%
Other**	7.2%

Europe 30 ProFund invested, as a percentage of net assets, in the following countries, as of September 30, 2005:

Finland	3.1%
France	11.1%
Germany	8.6%
Greece	1.3%
Ireland	3.8%
Luxembourg	2.4%
Netherlands	11.8%
Sweden	4.4%
Switzerland	12.6%
United Kingdom	33.3%
United States**	7.2%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

UltraBull ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (84.1%)
3M Co. (Miscellaneous Manufacturing)	10,582	$776,296
Abbott Laboratories (Pharmaceuticals)	21,386	906,765
ACE, Ltd. (Insurance)	3,922	184,609
ADC Telecommunications, Inc. * (Telecommunications)	1,628	37,216
Adobe Systems, Inc. (Software)	6,808	203,219
Advanced Micro Devices, Inc. * (Semiconductors)	5,476	137,995
Aetna, Inc. (Healthcare - Services)	3,922	337,841
Affiliated Computer Services, Inc. - Class A * (Computers)	1,702	92,929
AFLAC, Inc. (Insurance)	6,882	311,755
Agilent Technologies, Inc. * (Electronics)	6,660	218,116
Air Products & Chemicals, Inc. (Chemicals)	3,034	167,295
Alberto-Culver Co. - Class B (Cosmetics/Personal Care)	1,036	46,361
Albertson’s, Inc. (Food)	4,958	127,173
Alcoa, Inc. (Mining)	11,988	292,746
Allegheny Energy, Inc. * (Electric)	2,220	68,198
Allegheny Technologies, Inc. (Iron/Steel)	1,184	36,680
Allergan, Inc. (Pharmaceuticals)	1,776	162,717
Allied Waste Industries, Inc. * (Environmental Control)	3,034	25,637
Allstate Corp. (Insurance)	8,954	495,067
Alltel Corp. (Telecommunications)	5,254	342,088
Altera Corp. * (Semiconductors)	5,254	100,404
Altria Group, Inc. (Agriculture)	28,268	2,083,634
Ambac Financial Group, Inc. (Insurance)	1,480	106,649
Amerada Hess Corp. (Oil & Gas)	1,110	152,625
Ameren Corp. (Electric)	2,738	146,456
American Electric Power, Inc. (Electric)	5,328	211,522
American Express Co. (Diversified Financial Services)	16,946	973,378
American International Group, Inc. (Insurance)	35,298	2,187,063
American Power Conversion Corp. (Electrical Components & Equipment)	2,368	61,331
American Standard Cos. (Building Materials)	2,516	117,120
AmerisourceBergen Corp. (Pharmaceuticals)	1,406	108,684
Amgen, Inc. * (Biotechnology)	16,576	1,320,609
AmSouth Bancorp (Banks)	4,810	121,501
Anadarko Petroleum Corp. (Oil & Gas)	3,256	311,762
Analog Devices, Inc. (Semiconductors)	5,106	189,637

See accompanying notes to the Schedules of Portfolio Investments.

Andrew Corp. * (Telecommunications)	2,220	24,753
Anheuser-Busch Cos., Inc. (Beverages)	10,730	461,819
AON Corp. (Insurance)	4,366	140,061
Apache Corp. (Oil & Gas)	4,440	333,977
Apartment Investment and Management Co. - Class A (REIT)	1,332	51,655
Apollo Group, Inc. - Class A * (Commercial Services)	1,998	132,647
Apple Computer, Inc. * (Computers)	11,322	606,972
Applera Corp. - Applied Biosystems Group (Electronics)	2,664	61,911
Applied Materials, Inc. (Semiconductors)	22,126	375,257
Applied Micro Circuits Corp. * (Semiconductors)	4,292	12,876
Archer-Daniels-Midland Co. (Agriculture)	8,806	217,156
Archstone-Smith Trust (REIT)	2,886	115,065
Ashland, Inc. (Chemicals)	1,036	57,229
AT&T Corp. (Telecommunications)	10,878	215,384
Autodesk, Inc. (Software)	3,108	144,336
Automatic Data Processing, Inc. (Software)	7,992	343,976
AutoNation, Inc. * (Retail)	2,516	50,245
AutoZone, Inc. * (Retail)	740	61,605
Avaya, Inc. * (Telecommunications)	5,994	61,738
Avery Dennison Corp. (Household Products/Wares)	1,554	81,414
Avon Products, Inc. (Cosmetics/Personal Care)	6,512	175,824
Baker Hughes, Inc. (Oil & Gas Services)	4,662	278,228
Ball Corp. (Packaging & Containers)	1,480	54,375
Bank of America Corp. (Banks)	54,982	2,314,741
Bank of New York Co., Inc. (Banks)	10,730	315,569
Bard (C.R.), Inc. (Healthcare - Products)	1,406	92,838
Bausch & Lomb, Inc. (Healthcare - Products)	740	59,703
Baxter International, Inc. (Healthcare - Products)	8,362	333,393
BB&T Corp. (Banks)	7,548	294,749
Bear Stearns Cos., Inc. (Diversified Financial Services)	1,554	170,552
Becton, Dickinson & Co. (Healthcare - Products)	3,404	178,472
Bed Bath & Beyond, Inc. * (Retail)	4,144	166,506
BellSouth Corp. (Telecommunications)	25,086	659,762
Bemis Co., Inc. (Packaging & Containers)	1,480	36,556
Best Buy Co., Inc. (Retail)	5,624	244,813
Big Lots, Inc. * (Retail)	1,554	17,078
Biogen Idec, Inc. * (Biotechnology)	4,662	184,056
Biomet, Inc. (Healthcare - Products)	3,404	118,153
BJ Services Co. (Oil & Gas Services)	4,440	159,796
Black & Decker Corp. (Hand/Machine Tools)	1,110	91,120

See accompanying notes to the Schedules of Portfolio Investments.

BMC Software, Inc. * (Software)	3,034	64,017
Boeing Co. (Aerospace/Defense)	11,248	764,303
Boston Scientific Corp. * (Healthcare - Products)	8,140	190,232
Bristol-Myers Squibb Co. (Pharmaceuticals)	26,862	646,300
Broadcom Corp. - Class A * (Semiconductors)	3,922	183,981
Brown-Forman Corp. (Beverages)	1,110	66,089
Brunswick Corp. (Leisure Time)	1,332	50,256
Burlington Northern Santa Fe Corp. (Transportation)	5,106	305,339
Burlington Resources, Inc. (Oil & Gas)	5,254	427,255
Calpine Corp. * (Electric)	7,918	20,508
Campbell Soup Co. (Food)	2,590	77,053
Capital One Financial Corp. (Diversified Financial Services)	3,996	317,762
Cardinal Health, Inc. (Pharmaceuticals)	5,772	366,176
Caremark Rx, Inc. * (Pharmaceuticals)	6,068	302,975
Carnival Corp. (Leisure Time)	5,920	295,882
Caterpillar, Inc. (Machinery - Construction & Mining)	9,398	552,133
Cendant Corp. (Commercial Services)	14,356	296,309
CenterPoint Energy, Inc. (Electric)	4,218	62,722
Centex Corp. (Home Builders)	1,776	114,694
CenturyTel, Inc. (Telecommunications)	1,776	62,124
ChevronTexaco Corp. (Oil & Gas)	31,080	2,011,808
Chiron Corp. * (Biotechnology)	1,480	64,558
Chubb Corp. (Insurance)	2,664	238,561
CIENA Corp. * (Telecommunications)	8,140	21,490
CIGNA Corp. (Insurance)	1,776	209,319
Cincinnati Financial Corp. (Insurance)	2,368	99,196
Cinergy Corp. (Electric)	2,738	121,595
Cintas Corp. (Textiles)	1,924	78,980
Circuit City Stores, Inc. (Retail)	2,294	39,365
Cisco Systems, Inc. * (Telecommunications)	86,876	1,557,687
CIT Group, Inc. (Diversified Financial Services)	2,738	123,703
Citigroup, Inc. (Diversified Financial Services)	70,818	3,223,634
Citizens Communications Co. (Telecommunications)	4,662	63,170
Citrix Systems, Inc. * (Software)	2,368	59,532
Clear Channel Communications, Inc. (Media)	7,326	240,952
Clorox Co. (Household Products/Wares)	1,480	82,199
CMS Energy Corp. * (Electric)	2,960	48,692
Coach, Inc. * (Apparel)	5,254	164,765
Coca-Cola Co. (Beverages)	28,490	1,230,483
Coca-Cola Enterprises, Inc. (Beverages)	4,070	79,365
Colgate-Palmolive Co. (Cosmetics/Personal Care)	7,104	375,020
Comcast Corp. - Special Class A * (Media)	30,118	884,867
Comerica, Inc. (Banks)	2,294	135,117

See accompanying notes to the Schedules of Portfolio Investments.

Compass Bancshares, Inc. (Banks)	1,702	78,003
Computer Associates International, Inc. (Software)	6,438	179,041
Computer Sciences Corp. * (Computers)	2,516	119,032
Compuware Corp. * (Software)	5,328	50,616
Comverse Technology, Inc. * (Telecommunications)	2,812	73,871
ConAgra Foods, Inc. (Food)	7,104	175,824
ConocoPhillips (Oil & Gas)	19,018	1,329,548
Consolidated Edison, Inc. (Electric)	3,330	161,672
Constellation Brands, Inc. * (Beverages)	2,664	69,264
Constellation Energy Group, Inc. (Electric)	2,442	150,427
Convergys Corp. * (Commercial Services)	1,924	27,648
Cooper Industries, Ltd. - Class A (Miscellaneous Manufacturing)	1,258	86,978
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	814	12,430
Corning, Inc. * (Telecommunications)	21,090	407,670
Costco Wholesale Corp. (Retail)	6,586	283,791
Countrywide Credit Industries, Inc. (Diversified Financial Services)	8,140	268,457
Coventry Health Care, Inc. * (Healthcare - Services)	1,480	127,310
CSX Corp. (Transportation)	2,960	137,581
Cummins, Inc. (Machinery-Diversified)	666	58,601
CVS Corp. (Retail)	11,100	322,011
D.R. Horton, Inc. (Home Builders)	3,774	136,695
Dana Corp. (Auto Parts & Equipment)	2,664	25,068
Danaher Corp. (Miscellaneous Manufacturing)	3,256	175,270
Darden Restaurants, Inc. (Retail)	1,850	56,185
Deere & Co. (Machinery-Diversified)	3,330	203,797
Dell, Inc. * (Computers)	33,004	1,128,737
Delphi Corp. (Auto Parts & Equipment)	8,510	23,488
Devon Energy Corp. (Oil & Gas)	6,216	426,666
Dillards, Inc. - Class A (Retail)	888	18,541
Dollar General Corp. (Retail)	4,440	81,430
Dominion Resources, Inc. (Electric)	4,662	401,584
Dover Corp. (Miscellaneous Manufacturing)	2,738	111,683
Dow Jones & Co., Inc. (Media)	814	31,087
DTE Energy Co. (Electric)	2,442	111,990
Du Pont (Chemicals)	13,690	536,237
Duke Energy Corp. (Electric)	12,654	369,117
Dynegy, Inc. - Class A * (Pipelines)	3,996	18,821
E*TRADE Financial Corp.* (Diversified Financial Services)	5,106	89,866
Eastman Chemical Co. (Chemicals)	1,110	52,137
Eastman Kodak Co. (Miscellaneous Manufacturing)	3,922	95,422
Eaton Corp. (Miscellaneous Manufacturing)	1,998	126,973
eBay, Inc. * (Internet)	15,244	628,054
Ecolab, Inc. (Chemicals)	2,516	80,336

See accompanying notes to the Schedules of Portfolio Investments.

Edison International (Electric)	4,440	209,923
El Paso Corp. (Pipelines)	8,954	124,461
Electronic Arts, Inc. * (Software)	4,218	239,962
Electronic Data Systems Corp. (Computers)	7,104	159,414
Eli Lilly & Co. (Pharmaceuticals)	15,688	839,622
EMC Corp. * (Computers)	33,596	434,732
Emerson Electric Co. (Electrical Components & Equipment)	5,772	414,429
Engelhard Corp. (Chemicals)	1,628	45,437
Entergy Corp. (Electric)	2,812	208,988
EOG Resources, Inc. (Oil & Gas)	3,330	249,417
Equifax, Inc. (Commercial Services)	1,776	62,053
Equity Office Properties Trust (REIT)	5,624	183,961
Equity Residential Properties Trust (REIT)	3,922	148,448
Exelon Corp. (Electric)	9,028	482,455
Express Scripts, Inc * (Pharmaceuticals)	1,998	124,276
Exxon Mobil Corp. (Oil & Gas)	86,432	5,491,890
Family Dollar Stores, Inc. (Retail)	2,294	45,582
Fannie Mae (Diversified Financial Services)	13,468	603,636
Federated Department Stores, Inc. (Retail)	3,626	242,471
Federated Investors, Inc. - Class B (Diversified Financial Services)	1,110	36,885
FedEx Corp. (Transportation)	4,144	361,067
Fifth Third Bancorp (Banks)	8,066	296,264
First Data Corp. (Software)	10,804	432,160
First Horizon National Corp. (Banks)	1,702	61,868
FirstEnergy Corp. (Electric)	4,514	235,270
Fiserv, Inc. * (Software)	2,590	118,803
Fisher Scientific International, Inc. * (Electronics)	1,702	105,609
Fluor Corp. (Engineering & Construction)	1,184	76,226
Ford Motor Co. (Auto Manufacturers)	25,752	253,914
Forest Laboratories, Inc. * (Pharmaceuticals)	4,736	184,562
Fortune Brands, Inc. (Household Products/Wares)	1,998	162,497
FPL Group, Inc. (Electric)	5,402	257,135
Franklin Resources, Inc. (Diversified Financial Services)	2,072	173,965
Freddie Mac (Diversified Financial Services)	9,694	547,323
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	2,442	118,657
Freescale Semiconductor, Inc. - Class B * (Semiconductors)	5,624	132,614
Gannett Co., Inc. (Media)	3,330	229,204
Gateway, Inc. * (Computers)	3,700	9,990
General Dynamics Corp. (Aerospace/Defense)	2,738	327,328
General Electric Co. (Miscellaneous Manufacturing)	144,374	4,861,073
General Mills, Inc. (Food)	5,032	242,542
General Motors Corp. (Auto Manufacturers)	7,844	240,105

See accompanying notes to the Schedules of Portfolio Investments.

Genuine Parts Co. (Distribution/Wholesale)	2,368	101,587
Genzyme Corp. * (Biotechnology)	3,478	249,164
Georgia Pacific Corp. (Forest Products & Paper)	3,478	118,461
Gilead Sciences, Inc. * (Pharmaceuticals)	6,216	303,092
Gillette Co. (Cosmetics/Personal Care)	12,284	714,929
Golden West Financial Corp. (Savings & Loans)	3,478	206,558
Goodrich Corp. (Aerospace/Defense)	1,702	75,467
Guidant Corp. (Healthcare - Products)	4,588	316,067
H & R Block, Inc. (Commercial Services)	4,440	106,471
Halliburton Co. (Oil & Gas Services)	6,956	476,625
Harley-Davidson, Inc. (Leisure Time)	3,774	182,813
Harrah’s Entertainment, Inc. (Lodging)	2,516	164,018
Hartford Financial Services Group, Inc. (Insurance)	4,070	314,082
Hasbro, Inc. (Toys/Games/Hobbies)	2,442	47,985
HCA, Inc. (Healthcare - Services)	6,216	297,871
Health Management Associates, Inc. - Class A (Healthcare - Services)	3,330	78,155
Heinz (H.J.) Co. (Food)	4,662	170,349
Hercules, Inc. * (Chemicals)	1,554	18,990
Hershey Foods Co. (Food)	2,516	141,676
Hewlett-Packard Co. (Computers)	39,146	1,143,063
Hilton Hotels Corp. (Lodging)	4,588	102,404
Home Depot, Inc. (Retail)	29,452	1,123,299
Honeywell International, Inc. (Miscellaneous Manufacturing)	11,766	441,225
Hospira, Inc. * (Pharmaceuticals)	2,146	87,922
Humana, Inc. * (Healthcare - Services)	2,146	102,750
Huntington Bancshares, Inc. (Banks)	3,182	71,500
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,886	237,604
IMS Health, Inc. (Software)	3,108	78,228
Ingersoll-Rand Co. - Class A (Miscellaneous Manufacturing)	4,662	178,228
Intel Corp. (Semiconductors)	83,472	2,057,584
International Business Machines Corp. (Computers)	21,978	1,763,076
International Flavors & Fragrances, Inc. (Chemicals)	1,110	39,560
International Game Technology (Entertainment)	4,588	123,876
International Paper Co. (Forest Products & Paper)	6,660	198,468
Interpublic Group of Cos., Inc. * (Advertising)	5,846	68,047
Intuit, Inc. * (Software)	2,516	112,742
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,258	142,909
J.C. Penney Co., Inc. (Holding Company) (Retail)	3,404	161,418
J.P. Morgan Chase & Co. (Diversified Financial Services)	48,248	1,637,055
Jabil Circuit, Inc. * (Electronics)	2,368	73,219
Janus Capital Group, Inc. (Diversified Financial Services)	3,034	43,841

See accompanying notes to the Schedules of Portfolio Investments.

JDS Uniphase Corp. * (Telecommunications)	22,866	50,763
Jefferson-Pilot Corp. (Insurance)	1,850	94,665
Johnson & Johnson (Healthcare - Products)	40,774	2,580,179
Johnson Controls, Inc. (Auto Parts & Equipment)	2,664	165,301
Jones Apparel Group, Inc. (Apparel)	1,628	46,398
KB Home (Home Builders)	1,036	75,835
Kellogg Co. (Food)	3,478	160,440
Kerr-McGee Corp. (Oil & Gas)	1,554	150,909
KeyCorp (Banks)	5,624	181,374
KeySpan Corp. (Gas)	2,368	87,095
Kimberly-Clark Corp. (Household Products/Wares)	6,512	387,660
Kinder Morgan, Inc. (Pipelines)	1,332	128,085
King Pharmaceuticals, Inc. * (Pharmaceuticals)	3,256	50,077
KLA -Tencor Corp. (Semiconductors)	2,664	129,897
Knight-Ridder, Inc. (Media)	962	56,450
Kohls Corp. * (Retail)	4,736	237,652
Kroger Co. * (Food)	9,990	205,694
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,628	128,726
Laboratory Corp. of America Holdings * (Healthcare - Services)	1,850	90,114
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	2,590	52,318
Lexmark International, Inc. - Class A * (Computers)	1,628	99,389
Limited, Inc. (Retail)	4,810	98,268
Lincoln National Corp. (Insurance)	2,368	123,183
Linear Technology Corp. (Semiconductors)	4,218	158,555
Liz Claiborne, Inc. (Apparel)	1,480	58,194
Lockheed Martin Corp. (Aerospace/Defense)	4,958	302,636
Loews Corp. (Insurance)	1,850	170,959
Louisiana-Pacific Corp. (Forest Products & Paper)	1,554	43,030
Lowe’s Cos., Inc. (Retail)	10,656	686,246
LSI Logic Corp. * (Semiconductors)	5,476	53,939
Lucent Technologies, Inc. * (Telecommunications)	61,716	200,577
M&T Bank Corp. (Banks)	1,110	117,338
Manor Care, Inc. (Healthcare - Services)	1,110	42,635
Marathon Oil Corp. (Oil & Gas)	5,032	346,856
Marriott International, Inc. - Class A (Lodging)	2,368	149,184
Marsh & McLennan Cos., Inc. (Insurance)	7,400	224,886
Marshall & Ilsley Corp. (Banks)	2,886	125,570
Masco Corp. (Building Materials)	5,920	181,626
Mattel, Inc. (Toys/Games/Hobbies)	5,550	92,574
Maxim Integrated Products, Inc. (Semiconductors)	4,514	192,522
Maytag Corp. (Home Furnishings)	1,110	20,269
MBIA, Inc. (Insurance)	1,850	112,147
MBNA Corp. (Diversified Financial Services)	17,168	423,020

See accompanying notes to the Schedules of Portfolio Investments.

McCormick & Co., Inc. (Food)	1,850	60,366
McDonald’s Corp. (Retail)	16,724	560,087
McGraw-Hill Cos., Inc. (Media)	5,106	245,292
McKesson Corp. (Commercial Services)	4,144	196,633
MeadWestvaco Corp. (Forest Products & Paper)	2,516	69,492
Medco Health Solutions, Inc. * (Pharmaceuticals)	4,144	227,216
MedImmune, Inc. * (Biotechnology)	3,182	107,074
Medtronic, Inc. (Healthcare - Products)	16,650	892,773
Mellon Financial Corp. (Banks)	5,698	182,165
Merck & Co., Inc. (Pharmaceuticals)	30,044	817,497
Mercury Interactive Corp. * (Software)	1,184	46,886
Meredith Corp. (Media)	592	29,535
Merrill Lynch & Co., Inc. (Diversified Financial Services)	4,576	280,738
MetLife, Inc. (Insurance)	10,360	516,238
MGIC Investment Corp. (Insurance)	1,258	80,764
Micron Technology, Inc. * (Semiconductors)	8,732	116,136
Microsoft Corp. (Software)	126,096	3,244,450
Millipore Corp. * (Biotechnology)	740	46,539
Molex, Inc. (Electrical Components & Equipment)	1,998	53,307
Molson Coors Brewing Co. - Class B (Beverages)	814	52,104
Monsanto Co. (Agriculture)	3,700	232,175
Monster Worldwide, Inc. * (Internet)	1,702	52,268
Moody’s Corp. (Commercial Services)	3,478	177,656
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	15,096	814,278
Motorola, Inc. (Telecommunications)	34,188	755,213
Murphy Oil Corp. (Oil & Gas)	2,220	110,711
Mylan Laboratories, Inc. (Pharmaceuticals)	2,960	57,010
Nabors Industries, Ltd. * (Oil & Gas)	2,146	154,147
National City Corp. (Banks)	7,844	262,303
National Semiconductor Corp. (Semiconductors)	4,884	128,449
National-Oilwell Varco, Inc. * (Oil & Gas Services)	2,442	160,684
Navistar International Corp. * (Auto Manufacturers)	888	28,798
NCR Corp. * (Computers)	2,590	82,647
Network Appliance, Inc. * (Computers)	5,106	121,216
Newell Rubbermaid, Inc. (Housewares)	3,774	85,481
Newmont Mining Corp. (Mining)	5,994	282,737
News Corp. - Class A (Media)	33,966	529,530
NICOR, Inc. (Gas)	592	24,882
NIKE, Inc. - Class B (Apparel)	2,590	211,551
NiSource, Inc. (Electric)	3,700	89,725
Noble Corp. (Oil & Gas)	1,924	131,717
Nordstrom, Inc. (Retail)	3,034	104,127
Norfolk Southern Corp. (Transportation)	5,550	225,108

See accompanying notes to the Schedules of Portfolio Investments.

North Fork Bancorp, Inc. (Banks)	6,660	169,830
Northern Trust Corp. (Banks)	2,516	127,184
Northrop Grumman Corp. (Aerospace/Defense)	4,884	265,445
Novell, Inc. * (Software)	5,180	38,591
Novellus Systems, Inc. (Semiconductors)	1,924	48,254
Nucor Corp. (Iron/Steel)	2,146	126,593
NVIDIA Corp. * (Semiconductors)	2,294	78,638
Occidental Petroleum Corp. (Oil & Gas)	5,550	474,137
Office Depot, Inc. * (Retail)	4,366	129,670
OfficeMax, Inc. (Retail)	1,036	32,810
Omnicom Group, Inc. (Advertising)	2,442	204,225
Oracle Corp. * (Software)	52,096	645,469
PACCAR, Inc. (Auto Manufacturers)	2,368	160,764
Pactiv Corp. * (Packaging & Containers)	2,072	36,301
Pall Corp. (Miscellaneous Manufacturing)	1,702	46,805
Parametric Technology Corp. * (Software)	3,700	25,789
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,702	109,456
Paychex, Inc. (Commercial Services)	4,588	170,123
Peoples Energy Corp. (Gas)	518	20,399
PepsiCo, Inc. (Beverages)	22,718	1,288,339
PerkinElmer, Inc. (Electronics)	1,776	36,177
Pfizer, Inc. (Pharmaceuticals)	101,972	2,546,240
PG&E Corp. (Electric)	5,106	200,411
Phelps Dodge Corp. (Mining)	1,332	173,067
Pinnacle West Capital Corp. (Electric)	1,332	58,715
Pitney Bowes, Inc. (Office/Business Equipment)	3,182	132,817
Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,516	95,382
PMC-Sierra, Inc. * (Semiconductors)	2,516	22,166
PNC Financial Services Group (Banks)	3,996	231,848
PPG Industries, Inc. (Chemicals)	2,368	140,162
PPL Corp. (Electric)	5,180	167,469
Praxair, Inc. (Chemicals)	4,440	212,809
Principal Financial Group, Inc. (Insurance)	3,848	182,280
Procter & Gamble Co. (Cosmetics/Personal Care)	33,596	1,997,618
Progress Energy, Inc. (Electric)	3,478	155,641
Progress Energy, Inc. CVO (Electric)	987	0
Progressive Corp. (Insurance)	2,664	279,107
Prologis (REIT)	3,256	144,273
Providian Financial Corp. * (Diversified Financial Services)	4,070	71,958
Prudential Financial, Inc. (Insurance)	6,956	469,947
Public Service Enterprise Group, Inc. (Electric)	3,256	209,556
Public Storage, Inc. (REIT)	1,110	74,370
Pulte Homes, Inc. (Home Builders)	2,886	123,867
QLogic Corp. * (Semiconductors)	1,258	43,024
Qualcomm, Inc. (Telecommunications)	22,274	996,762
Quest Diagnostics, Inc. (Healthcare - Services)	2,294	115,939

See accompanying notes to the Schedules of Portfolio Investments.

Qwest Communications International, Inc. * (Telecommunications)	21,164	86,772
R.R. Donnelley & Sons Co. (Commercial Services)	2,960	109,727
RadioShack Corp. (Retail)	1,850	45,880
Raytheon Co. (Aerospace/Defense)	6,216	236,332
Reebok International, Ltd. (Apparel)	740	41,862
Regions Financial Corp. (Banks)	6,290	195,745
Reynolds American, Inc. (Agriculture)	1,184	98,296
Robert Half International, Inc. (Commercial Services)	2,368	84,277
Rockwell Collins, Inc. (Aerospace/Defense)	2,442	117,997
Rockwell International Corp. (Machinery-Diversified)	2,516	133,096
Rohm & Haas Co. (Chemicals)	1,998	82,178
Rowan Cos., Inc. (Oil & Gas)	1,480	52,525
Ryder System, Inc. (Transportation)	888	30,387
Sabre Holdings Corp. (Leisure Time)	1,776	36,017
SAFECO Corp. (Insurance)	1,702	90,853
Safeway, Inc. (Food)	6,216	159,130
Sanmina-SCI Corp. * (Electronics)	7,474	32,063
Sara Lee Corp. (Food)	10,804	204,736
SBC Communications, Inc. (Telecommunications)	44,992	1,078,458
Schering-Plough Corp. (Pharmaceuticals)	20,350	428,368
Schlumberger, Ltd. (Oil & Gas Services)	8,140	686,853
Schwab (Diversified Financial Services)	14,430	208,225
Scientific-Atlanta, Inc. (Telecommunications)	2,146	80,496
Seagate Technology, Inc (a) * (Computers)	2,565	0
Sealed Air Corp. * (Packaging & Containers)	1,110	52,681
Sears Holdings Corp. * (Retail)	1,406	174,935
Sempra Energy (Gas)	3,478	163,674
Sherwin-Williams Co. (Chemicals)	1,554	68,485
Siebel Systems, Inc. (Software)	7,178	74,149
Sigma-Aldrich Corp. (Chemicals)	962	61,626
Simon Property Group, Inc. (REIT)	2,516	186,486
SLM Corp. (Diversified Financial Services)	5,772	309,610
Snap-on, Inc. (Hand/Machine Tools)	814	29,402
Solectron Corp. * (Electronics)	13,394	52,371
Southern Co. (Electric)	10,138	362,535
Southwest Airlines Co. (Airlines)	9,472	140,659
Sovereign Bancorp, Inc. (Savings & Loans)	4,958	109,274
Sprint Corp. (Telecommunications)	39,960	950,249
St. Jude Medical, Inc. * (Healthcare - Products)	5,106	238,961
St. Paul Cos., Inc. (Insurance)	9,176	411,727
Staples, Inc. (Retail)	10,138	216,142
Starbucks Corp. * (Retail)	5,254	263,225
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	3,034	173,454

See accompanying notes to the Schedules of Portfolio Investments.

State Street Corp. (Banks)	4,514	220,825
Stryker Corp. (Healthcare - Products)	3,996	197,522
Sun Microsystems, Inc. * (Computers)	48,174	188,842
Sunoco, Inc. (Oil & Gas)	1,924	150,457
SunTrust Banks, Inc. (Banks)	4,958	344,333
SuperValu, Inc. (Food)	1,850	57,572
Symantec Corp. * (Internet)	16,502	373,935
Symbol Technologies, Inc. (Electronics)	3,330	32,234
Synovus Financial Corp. (Banks)	4,292	118,974
Sysco Corp. (Food)	8,732	273,922
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,776	115,973
Target Corp. (Retail)	12,136	630,222
TECO Energy, Inc. (Electric)	2,886	52,006
Tektronix, Inc. (Electronics)	1,184	29,872
Tellabs, Inc. * (Telecommunications)	6,068	63,835
Temple-Inland, Inc. (Forest Products & Paper)	1,554	63,481
Tenet Healthcare Corp. * (Healthcare - Services)	6,512	73,130
Teradyne, Inc. * (Semiconductors)	2,738	45,177
Texas Instruments, Inc. (Semiconductors)	22,718	770,139
Textron, Inc. (Miscellaneous Manufacturing)	1,850	132,682
The AES Corp. * (Electric)	8,880	145,898
The Dow Chemical Co. (Chemicals)	13,394	558,127
The Gap, Inc. (Retail)	8,066	140,590
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	2,442	38,071
The New York Times Co. - Class A (Media)	1,998	59,441
The Pepsi Bottling Group, Inc. (Beverages)	1,924	54,930
The Stanley Works (Hand/Machine Tools)	962	44,906
Thermo Electron Corp. * (Electronics)	2,220	68,598
Tiffany & Co. (Retail)	1,998	79,460
Time Warner, Inc. (Media)	62,530	1,132,418
TJX Cos., Inc. (Retail)	6,438	131,850
Torchmark Corp. (Insurance)	1,406	74,279
Transocean Sedco Forex, Inc. * (Oil & Gas)	4,514	276,753
Tribune Co. (Media)	3,626	122,885
TXU Corp. (Electric)	3,256	367,537
Tyco International, Ltd. (Miscellaneous Manufacturing)	27,528	766,655
Tyson Foods, Inc. - Class A (Food)	3,478	62,778
U.S. Bancorp (Banks)	25,160	706,493
Union Pacific Corp. (Transportation)	3,626	259,984
Unisys Corp. * (Computers)	4,662	30,956
United Parcel Service, Inc. - Class B (Transportation)	15,170	1,048,702
United States Steel Corp. (Iron/Steel)	1,554	65,812
United Technologies Corp. (Aerospace/Defense)	14,060	728,870
UnitedHealth Group, Inc. (Healthcare - Services)	17,094	960,682
Univision Communications, Inc. - Class A * (Media)	3,182	84,418

See accompanying notes to the Schedules of Portfolio Investments.

UnumProvident Corp. (Insurance)	3,996	81,918
UST, Inc. (Agriculture)	2,220	92,929
V. F. Corp. (Apparel)	1,258	72,926
Valero Energy Corp. (Oil & Gas)	4,218	476,887
Verizon Communications, Inc. (Telecommunications)	37,888	1,238,559
Viacom, Inc. - Class B (Media)	16,502	544,731
Visteon Corp. (Auto Parts & Equipment)	1,776	17,369
Vornado Realty Trust (REIT)	1,628	141,017
Vulcan Materials Co. (Building Materials)	1,406	104,339
W.W. Grainger, Inc. (Distribution/Wholesale)	1,036	65,185
Wachovia Corp. (Banks)	21,608	1,028,325
Wal-Mart Stores, Inc. (Retail)	34,484	1,511,090
Walgreen Co. (Retail)	14,060	610,907
Walt Disney Co. (Media)	27,676	667,822
Washington Mutual, Inc. (Savings & Loans)	12,062	473,072
Waste Management, Inc. (Environmental Control)	7,770	222,300
Waters Corp. * (Electronics)	1,554	64,646
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	1,406	51,474
Weatherford International, Ltd. * (Oil & Gas Services)	1,850	127,021
WellPoint, Inc. * (Healthcare - Services)	8,362	634,007
Wells Fargo & Co. (Banks)	23,458	1,373,935
Wendy’s International, Inc. (Retail)	1,554	70,163
Weyerhaeuser Co. (Forest Products & Paper)	3,330	228,937
Whirlpool Corp. (Home Furnishings)	888	67,283
Williams Cos., Inc. (Pipelines)	7,918	198,346
Wrigley (Wm.) Jr. Co. (Food)	2,442	175,531
Wyeth (Pharmaceuticals)	18,352	849,147
Xcel Energy, Inc. (Electric)	5,476	107,384
Xerox Corp. * (Office/Business Equipment)	12,950	176,767
Xilinx, Inc. (Semiconductors)	4,810	133,959
XL Capital, Ltd. - Class A (Insurance)	1,924	130,890
XTO Energy, Inc. (Oil & Gas)	5,032	228,050
Yahoo!, Inc. * (Internet)	17,242	583,469
YUM! Brands, Inc. (Retail)	3,848	186,282
Zimmer Holdings, Inc. * (Healthcare - Products)	3,330	229,404
Zions Bancorp (Banks)	1,258	89,582

Total Common Stocks (Cost $115,804,927)		150,050,325

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (7.9%)
UBS**, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $14,091,167 (Collateralized by $14,619,000 various U.S. Government Agency Obligations, 3.775%-3.94%, 12/12/05-5/3/06, market value $14,369,663)	$14,087,000	14,087,000

Total Repurchase Agreements (Cost $14,087,000)		14,087,000

	Contracts
Options Purchased (7.4%)
S&P Futures Call Option expiring December 2005 @ $650	90	13,140,000

Total Options Purchased (Cost $13,162,860)		13,140,000

Rights/Warrants(NM)
	Shares
Lucent Technologies, Inc. (Telecommunications)	14,324	13,608

Total RIGHTS/WARRANTS (Cost $0)		13,608

Total Investment Securities (Cost $143,054,787) - 99.4%		$177,290,933

Percentages indicated are based on net assets of $178,449,376.

*	Non-income producing security

**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

(a)	Escrowed security

CVO	Contingent Value Obligation

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring December 2005 (Underlying face amount at value $3,702,750)	60	$($40,710)

Futures Contracts Purchased
S&P 500 Futures Contract expiring December 2005 (Underlying face amount at value $139,442,000)	452	$275,225

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the S&P 500 Index expiring 10/28/05 (Underlying notional amount at value $42,739,641)	34,781	$435,094

UltraBull ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Advertising	0.2%
Aerospace/Defense	1.7%
Agriculture	1.5%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.4%
Auto Parts & Equipment	0.2%
Banks	5.1%
Beverages	1.9%
Biotechnology	1.1%
Building Materials	0.2%
Chemicals	1.2%
Commercial Services	0.8%
Computers	3.4%
Cosmetics/Personal Care	1.9%
Distribution/Wholesale	0.1%
Diversified Financial Services	5.8%
Electric	2.9%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	NM
Entertainment	0.1%
Environmental Control	0.1%
Food	1.3%
Forest Products & Paper	0.5%
Gas	0.2%
Hand/Machine Tools	0.1%

See accompanying notes to the Schedules of Portfolio Investments.

Healthcare-Products	3.0%
Healthcare-Services	1.6%
Home Builders	0.3%
Home Furnishings	NM
Household Products/Wares	0.4%
Housewares	NM
Insurance	4.1%
Internet	0.9%
Iron/Steel	0.1%
Leisure Time	0.3%
Lodging	0.3%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	0.2%
Media	2.7%
Mining	0.5%
Miscellaneous Manufacturing	4.7%
Office/Business Equipment	0.2%
Oil & Gas	7.4%
Oil & Gas Services	1.1%
Packaging & Containers	0.1%
Pharmaceuticals	5.1%
Pipelines	0.3%
Real Estate Investment Trust	0.6%
Retail	4.9%
Savings & Loans	0.4%
Semiconductors	2.9%
Software	3.4%
Telecommunications	5.1%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.3%
Other***	15.3%

NM	Not meaningful, amount is less than 0.05%.

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

UltraMid-Cap ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (84.9%)
3Com Corp. * (Telecommunications)	39,442	$160,923
99 Cents Only Stores * (Retail)	5,772	53,391
Abercrombie & Fitch Co. - Class A (Retail)	8,658	431,601
Activision, Inc. * (Software)	21,164	432,804
Acxiom Corp. (Software)	8,658	162,078
Adesa, Inc. (Commercial Services)	8,658	191,342
ADTRAN, Inc. (Telecommunications)	7,696	242,425
Advance Auto Parts, Inc. * (Retail)	11,544	446,522
Advanced Medical Optics, Inc. * (Healthcare - Products)	6,734	255,555
Advent Software, Inc. * (Software)	1,924	51,833
Aeropostale, Inc. * (Retail)	5,772	122,655
AGCO Corp. * (Machinery-Diversified)	9,620	175,084
AGL Resources, Inc. (Gas)	7,696	285,599
Airgas, Inc. (Chemicals)	6,734	199,528
AirTran Holdings, Inc. * (Airlines)	8,658	109,610
Alaska Air Group, Inc. * (Airlines)	2,886	83,867
Albemarle Corp. (Chemicals)	4,810	181,337
Alexander & Baldwin, Inc. (Transportation)	3,848	204,868
Alliance Data Systems Corp. * (Commercial Services)	6,734	263,636
Alliant Energy Corp. (Electric)	11,544	336,277
Alliant Techsystems, Inc. * (Aerospace/Defense)	3,848	287,253
Allmerica Financial Corp. * (Insurance)	5,772	237,460
AMB Property Corp. (REIT)	8,658	388,744
American Eagle Outfitters, Inc. (Retail)	14,430	339,538
American Financial Group, Inc. (Insurance)	4,810	163,203
American Greetings Corp. - Class A (Household Products/Wares)	6,734	184,512
AmeriCredit Corp. * (Diversified Financial Services)	14,430	344,444
Amerus Group Co. (Insurance)	3,848	220,760
Ametek, Inc. (Electrical Components & Equipment)	6,734	289,360
Amphenol Corp. - Class A (Electronics)	8,658	349,264
AnnTaylor Stores Corp. * (Retail)	7,696	204,329
Anteon International Corp. * (Computers)	2,886	123,405
Applebee's International, Inc. (Retail)	7,696	159,230
Apria Healthcare Group, Inc. * (Healthcare - Services)	4,810	153,487
Aqua America, Inc. (Water)	9,620	365,752
Aquila, Inc. * (Electric)	38,480	152,381
Arch Coal, Inc. (Coal)	5,772	389,610
Arrow Electronics, Inc. * (Electronics)	11,544	362,019

See accompanying notes to the Schedules of Portfolio Investments.

Arthur J. Gallagher & Co. (Insurance)	9,620	277,152
ArvinMeritor, Inc. (Auto Parts & Equipment)	6,734	112,592
Associated Banc-Corp (Banks)	12,506	381,183
Astoria Financial Corp. (Savings & Loans)	9,620	254,160
Atmel Corp. * (Semiconductors)	45,214	93,141
Avnet, Inc. * (Electronics)	14,430	352,814
Avocent Corp. * (Internet)	4,810	152,188
Bandag, Inc. (Auto Parts & Equipment)	1,924	82,463
Bank of Hawaii Corp. (Banks)	4,810	236,748
Banta Corp. (Commercial Services)	2,886	146,869
Barnes & Noble, Inc. (Retail)	5,772	217,604
Barr Laboratories, Inc. * (Pharmaceuticals)	10,582	581,163
Beckman Coulter, Inc. (Healthcare - Products)	6,734	363,501
Belo Corp. - Class A (Media)	10,582	241,905
BJ’s Wholesale Club, Inc. * (Retail)	6,734	187,205
Black Hills Corp. (Electric)	2,886	125,166
Blyth, Inc. (Household Products/Wares)	2,886	64,329
Bob Evans Farms, Inc. (Retail)	3,848	87,388
Borders Group, Inc. (Retail)	7,696	170,620
BorgWarner, Inc. (Auto Parts & Equipment)	5,772	325,888
Bowater, Inc. (Forest Products & Paper)	4,810	135,979
Boyd Gaming Corp. (Lodging)	4,810	207,407
Brinker International, Inc. * (Retail)	8,658	325,194
Brown & Brown, Inc. (Insurance)	5,772	286,811
C.H. Robinson Worldwide, Inc. (Transportation)	8,658	555,151
Cabot Corp. (Chemicals)	5,772	190,534
Cabot Microelectronics Corp. * (Chemicals)	2,886	84,791
Cadence Design Systems, Inc. * (Computers)	28,860	466,377
Callaway Golf Co. (Leisure Time)	6,734	101,616
Career Education Corp. * (Commercial Services)	10,582	376,296
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	2,886	183,463
Carmax, Inc. * (Retail)	10,582	330,899
Catalina Marketing Corp. (Advertising)	4,810	109,379
CBRL Group, Inc. (Retail)	4,810	161,905
CDW Corp. (Distribution/Wholesale)	6,734	396,767
Cephalon, Inc. * (Pharmaceuticals)	5,772	267,936
Ceridian Corp. * (Computers)	14,430	299,423
Certegy, Inc. (Software)	5,772	230,995
Charles River Laboratories International, Inc. * (Biotechnology)	6,734	293,737
CheckFree Corp. * (Internet)	8,658	327,446
Cheesecake Factory, Inc. * (Retail)	7,696	240,423
Chemtura Corp. (Chemicals)	24,050	298,701
Chico's FAS, Inc. * (Retail)	18,278	672,629
Choicepoint, Inc. * (Commercial Services)	9,620	415,294
Church & Dwight, Inc. (Household Products/Wares)	6,734	248,754

See accompanying notes to the Schedules of Portfolio Investments.

Cincinnati Bell, Inc. * (Telecommunications)	25,012	110,303
City National Corp. (Banks)	4,810	337,133
Claire's Stores, Inc. (Retail)	9,620	232,131
CNF, Inc. (Transportation)	4,810	252,525
Cognizant Technology Solutions Corp. * (Computers)	13,468	627,473
Commerce Bancorp, Inc. (Banks)	16,354	501,904
Commscope, Inc. * (Telecommunications)	4,810	83,405
Community Health Systems, Inc. * (Healthcare - Services)	8,658	336,017
Cooper Cameron Corp. * (Oil & Gas Services)	5,772	426,724
Copart, Inc. * (Retail)	7,696	183,704
Corinthian Colleges, Inc. * (Commercial Services)	9,620	127,657
Covance, Inc. * (Healthcare - Services)	6,734	323,165
Crane Co. (Miscellaneous Manufacturing)	5,772	171,659
Credence Systems Corp. * (Semiconductors)	9,620	76,768
Cree Research, Inc. * (Semiconductors)	7,696	192,554
CSG Systems International, Inc. * (Software)	4,810	104,425
Cullen/Frost Bankers, Inc. (Banks)	4,810	237,325
Cypress Semiconductor Corp. * (Semiconductors)	13,468	202,693
Cytec Industries, Inc. (Chemicals)	3,848	166,926
CYTYC Corp. * (Healthcare - Products)	11,544	309,956
Dean Foods Co. * (Food)	15,392	598,133
Deluxe Corp. (Commercial Services)	4,810	193,170
Denbury Resources, Inc. * (Oil & Gas)	6,734	339,663
DENTSPLY International, Inc. (Healthcare - Products)	7,696	415,738
Developers Diversified Realty Corp. (REIT)	10,582	494,180
DeVry, Inc. * (Commercial Services)	6,734	128,283
Diebold, Inc. (Computers)	6,734	232,054
Dollar Tree Stores, Inc. * (Retail)	11,544	249,928
Donaldson Co., Inc. (Miscellaneous Manufacturing)	7,696	234,959
DPL, Inc. (Electric)	12,506	347,667
DST Systems, Inc. * (Computers)	7,696	421,972
Dun & Bradstreet Corp. * (Software)	6,734	443,569
Duquesne Light Holdings, Inc. (Electric)	7,696	132,448
Dycom Industries, Inc. * (Engineering & Construction)	4,810	97,258
Eaton Vance Corp. (Diversified Financial Services)	13,468	334,276
Education Management Corp. * (Commercial Services)	6,734	217,104
Edwards (A.G.), Inc. (Diversified Financial Services)	7,696	337,162
Edwards Lifesciences Corp. * (Healthcare - Products)	6,734	299,057

See accompanying notes to the Schedules of Portfolio Investments.

Emmis Communications Corp. * (Media)	3,848	85,002
Energizer Holdings, Inc. * (Electrical Components & Equipment)	7,696	436,363
Energy East Corp. (Electric)	14,430	363,492
Ensco International, Inc. (Oil & Gas)	15,392	717,113
Entercom Communications Corp. * (Media)	4,810	151,948
Equitable Resources, Inc. (Pipelines)	12,506	488,484
Everest Re Group, Ltd. (Insurance)	5,772	565,079
Expeditors International of Washington, Inc. (Transportation)	10,582	600,846
F5 Networks, Inc. * (Internet)	3,848	167,273
Fair Isaac Corp. (Software)	6,734	301,683
Fairchild Semiconductor International, Inc. * (Semiconductors)	11,544	171,544
Fastenal Co. (Distribution/Wholesale)	6,734	411,380
Federal Signal Corp. (Miscellaneous Manufacturing)	4,810	82,203
Ferro Corp. (Chemicals)	3,848	70,495
Fidelity National Financial, Inc. (Insurance)	17,316	770,908
First American Financial Corp. (Insurance)	8,658	395,411
FirstMerit Corp. (Banks)	8,658	231,948
Flowserve Corp. * (Machinery-Diversified)	5,772	209,812
FMC Corp. * (Chemicals)	3,848	220,183
FMC Technologies, Inc. * (Oil & Gas Services)	6,734	283,569
Foot Locker, Inc. (Retail)	16,354	358,807
Forest Oil Corp. * (Oil & Gas)	5,772	300,721
Furniture Brands International, Inc. (Home Furnishings)	5,772	104,069
Gartner Group, Inc. * (Commercial Services)	6,734	78,720
GATX Corp. (Trucking & Leasing)	4,810	190,236
Gen-Probe, Inc. * (Healthcare - Products)	4,810	237,855
Gentex Corp. (Electronics)	16,354	284,560
Glatfelter (Forest Products & Paper)	3,848	54,218
Graco, Inc. (Machinery-Diversified)	6,734	230,842
Granite Construction, Inc. (Engineering & Construction)	3,848	147,148
Grant Prideco, Inc. * (Oil & Gas Services)	12,506	508,369
Great Plains Energy, Inc. (Electric)	7,696	230,187
Greater Bay Bancorp (Banks)	4,810	118,518
GTECH Holdings Corp. (Entertainment)	11,544	370,100
Hanover Compressor Co. * (Oil & Gas Services)	7,696	106,667
Harman International Industries, Inc. (Home Furnishings)	6,734	688,686
Harris Corp. (Telecommunications)	13,468	562,963
Harsco Corp. (Miscellaneous Manufacturing)	3,848	252,313
Harte-Hanks, Inc. (Advertising)	6,734	177,980
Hawaiian Electric Industries, Inc. (Electric)	7,696	214,564

See accompanying notes to the Schedules of Portfolio Investments.

HCC Insurance Holdings, Inc. (Insurance)	10,582	301,904
Health Net, Inc. * (Healthcare - Services)	11,544	546,262
Helmerich & Payne, Inc. (Oil & Gas)	4,810	290,476
Henry Schein, Inc. * (Healthcare - Products)	8,658	369,004
Herman Miller, Inc. (Office Furnishings)	6,734	204,040
Highwoods Properties, Inc. (REIT)	4,810	141,943
Hillenbrand Industries, Inc. (Healthcare - Products)	5,772	271,573
HNI Corp. (Office Furnishings)	4,810	289,658
Horace Mann Educators Corp. (Insurance)	3,848	76,113
Hormel Foods Corp. (Food)	7,696	253,891
Hospitality Properties Trust (REIT)	6,734	288,619
Hovnanian Enterprises, Inc. - Class A * (Home Builders)	3,848	197,018
Hubbell, Inc. - Class B (Electrical Components & Equipment)	6,734	316,027
IDACORP, Inc. (Electric)	3,848	115,940
Imation Corp. (Computers)	3,848	164,964
INAMED Corp. * (Healthcare - Products)	3,848	291,217
Independence Community Bank Corp. (Savings & Loans)	7,696	262,357
IndyMac Bancorp, Inc. (Diversified Financial Services)	6,734	266,532
Integrated Device Technology, Inc. * (Semiconductors)	20,299	218,011
International Rectifier Corp. * (Semiconductors)	6,734	303,569
International Speedway Corp. (Entertainment)	3,848	201,905
Intersil Corp. - Class A (Semiconductors)	15,392	335,238
Intuitive Surgical, Inc. * (Healthcare - Products)	2,886	211,515
Investors Financial Services Corp. (Banks)	6,734	221,549
Invitrogen Corp. * (Biotechnology)	5,772	434,228
ITT Educational Services, Inc. * (Commercial Services)	4,810	237,374
IVAX Corp. * (Pharmaceuticals)	23,088	608,600
J.B. Hunt Transport Services, Inc. (Transportation)	13,468	256,027
Jack Henry & Associates, Inc. (Computers)	8,658	167,965
Jacobs Engineering Group, Inc. * (Engineering & Construction)	5,772	389,033
Jefferies Group, Inc. (Diversified Financial Services)	4,810	209,476
JetBlue Airways Corp. * (Airlines)	9,620	169,312
JM Smucker Co. (Food)	5,772	280,173
Joy Global, Inc. (Machinery - Construction & Mining)	8,658	436,883
Keane, Inc. * (Software)	5,772	65,974

See accompanying notes to the Schedules of Portfolio Investments.

Kelly Services, Inc. - Class A (Commercial Services)	2,886	88,485
KEMET Corp. * (Electronics)	8,658	72,554
Kennametal, Inc. (Hand/Machine Tools)	3,848	188,706
Korn/Ferry International * (Commercial Services)	3,848	63,069
Krispy Kreme Doughnuts, Inc. * (Retail)	6,734	42,155
LaBranche & Co., Inc. * (Diversified Financial Services)	5,772	50,159
Lam Research Corp. * (Semiconductors)	14,430	439,682
Lancaster Colony Corp. (Miscellaneous Manufacturing)	2,886	124,098
Lattice Semiconductor Corp. * (Semiconductors)	11,544	49,408
Laureate Education, Inc. * (Commercial Services)	4,810	235,546
Lear Corp. (Auto Parts & Equipment)	6,734	228,754
Lee Enterprises, Inc. (Media)	4,810	204,329
Legg Mason, Inc. (Diversified Financial Services)	11,544	1,266,260
Lennar Corp. - Class A (Home Builders)	13,468	804,848
Leucadia National Corp. (Holding Companies - Diversified)	8,658	373,160
Liberty Property Trust (REIT)	8,658	368,311
LifePoint Hospitals, Inc. * (Healthcare - Services)	5,772	252,410
Lincare Holdings, Inc. * (Healthcare - Services)	9,620	394,901
Longview Fibre Co. (Forest Products & Paper)	4,810	93,747
LTX Corp. * (Semiconductors)	5,772	24,358
Lubrizol Corp. (Chemicals)	6,734	291,784
Lyondell Chemical Co. (Chemicals)	21,164	605,713
Mack-Cali Realty Corp. (REIT)	5,772	259,394
Macromedia, Inc. * (Internet)	7,696	312,996
Macrovision Corp. * (Entertainment)	4,810	91,871
Manpower, Inc. (Commercial Services)	9,620	427,031
Martek Biosciences Corp. * (Biotechnology)	2,886	101,385
Martin Marietta Materials (Building Materials)	4,810	377,393
McAfee, Inc. * (Internet)	17,316	544,069
McDATA Corp. - Class A * (Computers)	16,354	85,695
MDU Resources Group, Inc. (Electric)	11,544	411,544
Media General, Inc. - Class A (Media)	2,886	167,417
MEMC Electronic Materials, Inc. * (Semiconductors)	16,354	372,708
Mentor Graphics Corp. * (Computers)	7,696	66,186
Mercantile Bankshares Corp. (Banks)	7,696	414,660
Mercury General Corp. (Insurance)	3,848	230,842
Michaels Stores, Inc. (Retail)	14,430	477,056
Micrel, Inc. * (Semiconductors)	7,696	86,426
Microchip Technology, Inc. (Semiconductors)	21,164	637,459

See accompanying notes to the Schedules of Portfolio Investments.

Millennium Pharmaceuticals, Inc. * (Biotechnology)	30,784	287,215
Minerals Technologies, Inc. (Chemicals)	1,924	110,072
Modine Manufacturing Co. (Auto Parts & Equipment)	2,886	105,858
Mohawk Industries, Inc. * (Textiles)	5,772	463,203
Moneygram International, Inc. (Software)	8,658	187,965
MPS Group, Inc. * (Commercial Services)	10,582	124,868
National Fuel Gas Co. (Pipelines)	8,658	296,104
National Instruments Corp. (Computers)	6,734	165,926
New Plan Excel Realty Trust, Inc. (REIT)	10,582	242,857
New York Community Bancorp (Savings & Loans)	24,050	394,421
Newfield Exploration Co. * (Oil & Gas)	12,506	614,045
Newport Corp. * (Telecommunications)	4,810	67,003
Noble Energy, Inc. (Oil & Gas)	17,316	812,120
Nordson Corp. (Machinery-Diversified)	2,886	109,755
Northeast Utilities System (Electric)	13,468	268,687
NSTAR (Electric)	10,582	306,031
O'Reilly Automotive, Inc. * (Retail)	11,544	325,310
OGE Energy Corp. (Electric)	8,658	243,290
Ohio Casualty Corp. (Insurance)	5,772	156,537
Old Republic International Corp. (Insurance)	18,278	487,474
Olin Corp. (Chemicals)	6,734	127,879
Omnicare, Inc. (Pharmaceuticals)	10,582	595,026
ONEOK, Inc. (Gas)	10,582	359,999
Outback Steakhouse, Inc. (Retail)	6,734	246,464
Pacific Sunwear of California, Inc. * (Retail)	7,696	165,002
PacifiCare Health Systems, Inc. * (Healthcare - Services)	8,658	690,735
Packaging Corp. of America (Packaging & Containers)	6,734	130,707
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	3,848	102,434
Patterson Dental Co. * (Healthcare - Products)	13,468	539,123
Patterson-UTI Energy, Inc. (Oil & Gas)	17,316	624,761
Payless ShoeSource, Inc. * (Retail)	6,734	117,172
Peabody Energy Corp. (Coal)	13,468	1,136,026
Pentair, Inc. (Miscellaneous Manufacturing)	9,620	351,130
Pepco Holdings, Inc. (Electric)	19,240	447,715
PepsiAmericas, Inc. (Beverages)	6,734	153,064
Perrigo Co. (Pharmaceuticals)	8,658	123,896
Petsmart, Inc. (Retail)	14,430	314,285
Pier 1 Imports, Inc. (Retail)	8,658	97,576
Pioneer Natural Resources Co. (Oil & Gas)	14,430	792,496
Plains Exploration & Production Co. * (Oil & Gas)	7,696	329,543

See accompanying notes to the Schedules of Portfolio Investments.

Plantronics, Inc. (Telecommunications)	4,810	148,196
Plexus Corp. * (Electronics)	3,848	65,762
PMI Group, Inc. (Insurance)	9,620	383,549
PNM Resources, Inc. (Electric)	6,734	193,064
Pogo Producing Co. (Oil & Gas)	5,772	340,202
Polo Ralph Lauren Corp. (Apparel)	6,734	338,720
Polycom, Inc. * (Telecommunications)	9,620	155,555
Potlatch Corp. (Forest Products & Paper)	2,886	150,418
Powerwave Technologies, Inc. * (Telecommunications)	10,582	137,460
Precision Castparts Corp. (Metal Fabricate/Hardware)	13,468	715,150
Pride International, Inc. * (Oil & Gas)	15,392	438,826
Protective Life Corp. (Insurance)	6,734	277,306
Protein Design Labs, Inc. * (Biotechnology)	10,582	296,296
Puget Energy, Inc. (Electric)	10,582	248,465
Quanta Services, Inc. * (Commercial Services)	11,544	147,301
Questar Corp. (Pipelines)	8,658	762,943
Radian Group, Inc. (Insurance)	8,658	459,740
Raymond James Financial Corp. (Diversified Financial Services)	6,734	216,296
Rayonier, Inc. (Forest Products & Paper)	4,810	277,152
Reader’s Digest Association, Inc. (Media)	9,620	153,631
Regency Centers Corp. (REIT)	6,734	386,868
Regis Corp. (Retail)	4,810	181,914
Renal Care Group, Inc. * (Healthcare - Services)	6,734	318,653
Rent-A-Center, Inc. * (Commercial Services)	6,734	130,034
Republic Services, Inc. (Environmental Control)	13,468	475,285
Reynolds & Reynolds Co. (Computers)	5,772	158,211
RF Micro Devices, Inc. * (Telecommunications)	20,202	114,141
Rollins, Inc. (Commercial Services)	3,848	75,113
Ross Stores, Inc. (Retail)	15,392	364,790
RPM, Inc. (Chemicals)	11,544	212,410
RSA Security, Inc. * (Internet)	6,734	85,589
Ruby Tuesday, Inc. (Retail)	6,734	146,532
Ruddick Corp. (Food)	3,848	88,696
Saks, Inc. * (Retail)	14,430	266,955
SanDisk Corp. * (Computers)	18,278	881,913
SCANA Corp. (Electric)	11,544	487,619
Scholastic Corp. * (Media)	3,848	142,222
SEI Investments Co. (Software)	6,734	253,064
Semtech Corp. * (Semiconductors)	7,696	126,753
Sensient Technologies Corp. (Chemicals)	4,810	91,150
Sepracor, Inc. * (Pharmaceuticals)	10,582	624,232
Sequa Corp. - Class A * (Aerospace/Defense)	962	56,758
Sierra Pacific Resources * (Electric)	18,278	271,428

See accompanying notes to the Schedules of Portfolio Investments.

Silicon Laboratories, Inc. * (Semiconductors)	4,810	146,176
Smith International, Inc. (Oil & Gas Services)	21,164	704,972
Smithfield Foods, Inc. * (Food)	10,582	314,074
Sonoco Products Co. (Packaging & Containers)	9,620	262,722
Sotheby’s Holdings, Inc. - Class A * (Commercial Services)	4,810	80,423
SPX Corp. (Miscellaneous Manufacturing)	7,696	353,632
SRA International, Inc. - Class A * (Computers)	2,886	102,395
StanCorp Financial Group, Inc. (Insurance)	2,886	243,001
Steel Dynamics, Inc. (Iron/Steel)	3,848	130,678
Stericycle, Inc. * (Environmental Control)	4,810	274,892
STERIS Corp. (Healthcare - Products)	6,734	160,202
SVB Financial Group * (Banks)	3,848	187,167
Swift Transportation Co., Inc. * (Transportation)	5,772	102,164
Sybase, Inc. * (Software)	8,658	202,770
Synopsys, Inc. * (Computers)	15,392	290,909
TCF Financial Corp. (Banks)	12,506	334,536
Tech Data Corp. * (Distribution/Wholesale)	5,772	211,890
Techne Corp. * (Healthcare - Products)	3,848	219,259
Tecumseh Products Co. (Machinery-Diversified)	1,924	41,404
Teleflex, Inc. (Miscellaneous Manufacturing)	3,848	271,284
Telephone & Data Systems, Inc. (Telecommunications)	10,582	412,699
Texas Regional Bancshares, Inc. - Class A (Banks)	3,848	110,784
The Brink’s Co. (Miscellaneous Manufacturing)	5,772	236,998
The Colonial BancGroup, Inc. (Banks)	16,354	366,330
The Corporate Executive Board Co. (Commercial Services)	4,810	375,084
The Macerich Co. (REIT)	5,772	374,834
The Neiman Marcus Group, Inc. - Class A (Retail)	4,810	480,760
The Ryland Group, Inc. (Home Builders)	4,810	329,100
The Scotts Co. - Class A (Household Products/Wares)	2,886	253,766
The Timberland Co. - Class A * (Apparel)	5,772	194,978
Thomas & Betts Corp. * (Electronics)	5,772	198,615
Thor Industries, Inc. (Home Builders)	3,848	130,832
Tidewater, Inc. (Oil & Gas Services)	5,772	280,923
Timken Co. (Metal Fabricate/Hardware)	8,658	256,537
Toll Brothers, Inc. * (Home Builders)	11,544	515,670
Tootsie Roll Industries, Inc. (Food)	2,886	91,631
Transaction Systems Architect, Inc. * (Software)	3,848	107,167

See accompanying notes to the Schedules of Portfolio Investments.

Triad Hospitals, Inc. * (Healthcare - Services)	8,658	391,948
Trinity Industries, Inc. (Miscellaneous Manufacturing)	4,810	194,757
TriQuint Semiconductor, Inc. * (Semiconductors)	14,430	50,794
Tupperware Corp. (Household Products/Wares)	5,772	131,486
United Dominion Realty Trust, Inc. (REIT)	13,468	319,192
United Rentals, Inc. * (Commercial Services)	6,734	132,727
Unitrin, Inc. (Insurance)	4,810	228,283
Universal Corp. (Agriculture)	2,886	112,063
Universal Health Services, Inc. - Class B (Healthcare - Services)	5,772	274,920
Urban Outfitters, Inc. * (Retail)	11,544	339,394
UTStarcom, Inc. * (Telecommunications)	11,544	94,314
Valassis Communications, Inc. * (Commercial Services)	4,810	187,494
Valeant Pharmaceuticals International (Pharmaceuticals)	9,620	193,170
Valspar Corp. (Chemicals)	9,620	215,103
Varian Medical Systems, Inc. * (Healthcare - Products)	13,468	532,121
Varian, Inc. * (Electronics)	3,848	132,063
VCA Antech, Inc. * (Pharmaceuticals)	7,696	196,402
Vectren Corp. (Gas)	7,696	218,182
Vertex Pharmaceuticals, Inc. * (Biotechnology)	8,658	193,506
Vishay Intertechnology, Inc. * (Electronics)	18,278	218,422
W.R. Berkley Corp. (Insurance)	11,544	455,757
Waddell & Reed Financial, Inc. (Diversified Financial Services)	8,658	167,619
Washington Federal, Inc. (Savings & Loans)	8,658	195,324
Washington Post Co. - Class B (Media)	962	772,005
Webster Financial Corp. (Banks)	5,772	259,509
Weingarten Realty Investors (REIT)	8,658	327,705
Werner Enterprises, Inc. (Transportation)	5,772	99,798
Westamerica Bancorp (Banks)	2,886	149,062
Westar Energy, Inc. (Electric)	8,658	208,918
Western Digital Corp. * (Computers)	23,088	298,528
Western Gas Resources, Inc. (Pipelines)	6,734	344,983
Westwood One, Inc. (Media)	7,696	153,073
WGL Holdings, Inc. (Gas)	4,810	154,545
Whole Foods Market, Inc. (Food)	6,734	905,386
Williams Sonoma, Inc. * (Retail)	11,544	442,712
Wilmington Trust Corp. (Banks)	6,734	245,454
Wind River Systems, Inc. * (Software)	7,696	99,509
Wisconsin Energy Corp. (Electric)	11,544	460,836
Worthington Industries, Inc. (Metal Fabricate/Hardware)	7,696	161,847
WPS Resources Corp. (Electric)	3,848	222,414
Yellow Roadway Corp. * (Transportation)	5,772	239,076

See accompanying notes to the Schedules of Portfolio Investments.

York International Corp. (Building Materials)	3,848	215,757
Zebra Technologies Corp. * (Machinery-Diversified)	6,734	263,232

Total Common Stocks (Cost $91,104,931)		109,562,722

	Principal Amount
Repurchase Agreements (9.0%)
UBS**, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $11,576,424 (Collateralized by $11,913,000 various U.S. Government Agency Obligations, 3.00% - 3.775%, 12/12/05 - 3/2/07, market value $11,801,368)	$11,573,000	11,573,000

Total Repurchase Agreements (Cost $11,573,000)		11,573,000

Total Investment Securities (Cost $102,677,931) - 93.9%		$121,135,722

Percentages indicated are based on net assets of $129,025,748.

*	Non-income producing security

**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
S&P MidCap 400 Futures Contract expiring December 2005 (Underlying face amount at value $110,190,600)	306	$339,507

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring December 2005 (Underlying face amount at value $9,794,720)	136	$330

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 10/28/05 (Underlying notional amount at value $16,189,840)	22,601	$279,635
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 10/28/05 (Underlying notional amount at value $29,872,863)	41,703	515,661

UltraMid-Cap ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Advertising	0.2%
Aerospace/Defense	0.3%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.4%
Auto Parts & Equipment	0.7%
Banks	3.4%
Beverages	0.1%
Biotechnology	1.2%
Building Materials	0.5%
Chemicals	2.4%
Coal	1.2%
Commercial Services	3.4%
Computers	3.5%
Distribution/Wholesale	0.8%
Diversified Financial Services	2.5%
Electric	4.4%
Electrical Components & Equipment	0.8%
Electronics	1.6%
Engineering & Construction	0.5%
Entertainment	0.5%

See accompanying notes to the Schedules of Portfolio Investments.

Environmental Control	0.6%
Food	2.0%
Forest Products & Paper	0.6%
Gas	0.8%
Hand/Machine Tools	0.1%
Healthcare-Products	3.5%
Healthcare-Services	2.9%
Holding Companies-Diversified	0.3%
Home Builders	1.5%
Home Furnishings	0.6%
Household Products/Wares	0.7%
Insurance	4.7%
Internet	1.2%
Iron/Steel	0.1%
Leisure Time	0.1%
Lodging	0.2%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	0.8%
Media	1.6%
Metal Fabricate/Hardware	0.9%
Miscellaneous Manufacturing	1.9%
Office Furnishings	0.4%
Oil & Gas	4.3%
Oil & Gas Services	1.8%
Packaging & Containers	0.3%
Pharmaceuticals	2.6%
Pipelines	1.5%
Real Estate Investment Trust	2.8%
Retail	7.0%
Savings & Loans	0.9%
Semiconductors	2.7%
Software	2.0%
Telecommunications	1.8%
Textiles	0.4%
Transportation	1.8%
Trucking & Leasing	0.1%
Water	0.3%
Other***	9.0%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

UltraSmall-Cap ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (71.5%)
3Com Corp. * (Telecommunications)	50,141	$204,575
Aaron Rents, Inc. (Commercial Services)	6,061	128,190
Abgenix, Inc. * (Pharmaceuticals)	15,979	202,614
ABM Industries, Inc. (Commercial Services)	8,265	171,995
Acadia Realty Trust (REIT)	7,714	138,775
Accredited Home Lenders * (Diversified Financial Services)	2,204	77,493
Actuant Corp. (Miscellaneous Manufacturing)	4,959	232,081
Acuity Brands, Inc. (Miscellaneous Manufacturing)	8,816	261,572
Acxiom Corp. (Software)	11,571	216,609
Adaptec, Inc. * (Telecommunications)	33,060	126,620
ADTRAN, Inc. (Telecommunications)	7,714	242,990
Advance America Cash Advance Centers, Inc. (Commercial Services)	8,265	109,511
Advanced Neuromodulation Systems, Inc. * (Healthcare - Products)	2,755	130,752
Advanta Corp. - Class B (Diversified Financial Services)	4,408	124,438
Advent Software, Inc. * (Software)	7,163	192,971
Advisory Board Co. * (Commercial Services)	2,755	143,370
ADVO, Inc. (Advertising)	4,408	137,926
Aeroflex, Inc. * (Telecommunications)	13,775	128,934
Aeropostale, Inc. * (Retail)	7,163	152,214
AGCO Corp. * (Machinery-Diversified)	11,020	200,564
Agile Software Corp. * (Internet)	37,468	268,646
AirTran Holdings, Inc. * (Airlines)	12,122	153,465
Alabama National BanCorp (Banks)	1,653	105,693
Alaska Air Group, Inc. * (Airlines)	4,408	128,096
Albany International Corp. - Class A (Machinery-Diversified)	4,408	162,523
Aleris International, Inc. * (Environmental Control)	4,959	136,125
Alexandria Real Estate Equities, Inc. (REIT)	2,755	227,810
Alexion Pharmaceuticals, Inc. * (Biotechnology)	6,061	167,768
Alkermes, Inc. * (Pharmaceuticals)	15,428	259,189
ALLETE, Inc. (Electric)	2,755	126,207
Alliance Gaming Corp. * (Entertainment)	7,163	77,719
Amcore Financial, Inc. (Banks)	4,408	137,574
Amegy Bancorp, Inc. (Banks)	9,918	224,443
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	7,163	165,322
American Healthways, Inc. * (Healthcare - Services)	4,408	186,899

See accompanying notes to the Schedules of Portfolio Investments.

American Home Mortgage Investment Corp. (REIT)	3,857	116,867
American Medical Systems Holdings, Inc. * (Healthcare - Products)	8,265	166,540
American States Water Co. (Water)	3,857	129,055
Amli Residential Properties Trust (REIT)	3,857	123,694
AmSurg Corp. * (Healthcare - Services)	3,857	105,528
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	14,326	498,401
Analogic Corp. (Electronics)	2,755	138,880
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	5,510	162,435
Andrx Group * (Pharmaceuticals)	8,265	127,529
Angelica Corp. (Textiles)	6,061	108,189
Anixter International, Inc. * (Telecommunications)	5,510	222,218
ANSYS, Inc. * (Software)	6,061	233,288
Anteon International Corp. * (Computers)	3,857	164,925
Anthracite Capital, Inc. (REIT)	7,714	89,328
Apollo Investment Corp. (Investment Companies)	7,163	141,827
Applera Corp. - Celera Genomics Group * (Biotechnology)	8,816	106,938
Applied Industrial Technologies, Inc. (Machinery-Diversified)	4,408	158,159
Applied Micro Circuits Corp. * (Semiconductors)	53,998	161,994
Apria Healthcare Group, Inc. * (Healthcare - Services)	5,510	175,824
aQuantive, Inc. * (Internet)	8,265	166,374
Aquila, Inc. * (Electric)	32,509	128,736
Arbitron, Inc. (Commercial Services)	4,408	175,615
Argonaut Group, Inc. * (Insurance)	5,510	148,825
Argosy Gaming Co. * (Entertainment)	4,408	207,132
Arkansas Best Corp. (Transportation)	4,408	153,707
Armor Holdings, Inc. * (Aerospace/Defense)	4,408	189,588
Arris Group, Inc. * (Telecommunications)	16,530	196,046
Arrow Financial Corp. (Banks)	6,255	169,637
ArthroCare Corp. * (Healthcare - Products)	3,857	155,129
ArvinMeritor, Inc. (Auto Parts & Equipment)	8,816	147,404
Atmel Corp. * (Semiconductors)	63,365	130,532
ATMI, Inc. * (Semiconductors)	5,510	170,810
Atwood Oceanics, Inc. * (Oil & Gas)	2,755	231,999
Audiovox Corp. - Class A * (Telecommunications)	8,816	123,248
Aviall, Inc. * (Distribution/Wholesale)	4,408	148,902
Avista Corp. (Electric)	9,367	181,720
Avocent Corp. * (Internet)	8,265	261,505
Axcelis Technologies, Inc. * (Semiconductors)	17,081	89,163
Aztar Corp. * (Lodging)	4,408	135,810
Baldor Electric Co. (Hand/Machine Tools)	6,612	167,614

See accompanying notes to the Schedules of Portfolio Investments.

BancorpSouth, Inc. (Banks)	7,714	176,265
Bandag, Inc. (Auto Parts & Equipment)	3,306	141,695
Bank Mutual Corp. (Banks)	14,877	159,481
BankAtlantic Bancorp, Inc. - Class A (Savings & Loans)	8,816	149,784
BankUnited Financial Corp. - Class A (Savings & Loans)	6,061	138,615
Banner Corp. (Banks)	4,408	117,429
Banta Corp. (Commercial Services)	4,408	224,323
Barnes Group, Inc. (Miscellaneous Manufacturing)	3,306	118,553
BE Aerospace, Inc. * (Aerospace/Defense)	7,714	127,821
BearingPoint, Inc. * (Commercial Services)	22,591	171,466
Belden, Inc. (Electrical Components & Equipment)	7,714	149,883
Benchmark Electronics, Inc. * (Electronics)	7,163	215,749
Berry Petroleum Co. - Class A (Oil & Gas)	2,755	183,731
Beverly Enterprises, Inc. * (Healthcare - Services)	13,224	161,994
Big Lots, Inc. * (Retail)	14,877	163,498
Bio-Rad Laboratories, Inc. - Class A * (Biotechnology)	2,204	121,198
BioMed Realty Trust, Inc. (REIT)	5,510	136,648
Biosite Diagnostics, Inc. * (Healthcare - Products)	2,755	170,424
Black Box Corp. (Telecommunications)	3,306	138,720
Black Hills Corp. (Electric)	3,857	167,278
Blockbuster, Inc. - Class A (Retail)	22,591	107,307
Blyth, Inc. (Household Products/Wares)	3,306	73,691
Bob Evans Farms, Inc. (Retail)	6,612	150,159
Boston Private Financial Holdings, Inc. (Banks)	6,061	160,859
Bowater, Inc. (Forest Products & Paper)	6,612	186,921
Bowne & Co., Inc. (Commercial Services)	9,918	141,728
Brady Corp. - Class A (Electronics)	5,510	170,479
Brandywine Realty Trust (REIT)	5,510	171,306
Briggs & Stratton Corp. (Machinery-Diversified)	7,163	247,768
Bright Horizons Family Solutions, Inc. * (Commercial Services)	3,306	126,950
Brocade Communications Systems, Inc. * (Computers)	35,815	146,125
Brookline Bancorp, Inc. (Savings & Loans)	9,918	156,903
Brooks Automation, Inc. * (Semiconductors)	7,163	95,483
Brown Shoe Co., Inc. (Retail)	3,306	109,098
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	3,306	162,424
Building Materials Holding Corp. (Distribution/Wholesale)	1,653	154,043

See accompanying notes to the Schedules of Portfolio Investments.

Cabot Microelectronics Corp. * (Chemicals)	3,306	97,130
Cabot Oil & Gas Corp. (Oil & Gas)	6,061	306,140
Cal Dive International, Inc. * (Oil & Gas Services)	5,510	349,388
California Water Service Group (Water)	3,306	136,207
Callaway Golf Co. (Leisure Time)	10,469	157,978
Calpine Corp. * (Electric)	61,712	159,834
Cambrex Corp. (Biotechnology)	8,816	167,151
Capital Automotive (REIT)	4,959	191,963
CARBO Ceramics, Inc. (Oil & Gas Services)	2,204	145,442
Carpenter Technology Corp. (Iron/Steel)	3,306	193,765
Carter’s, Inc. * (Apparel)	2,204	125,187
Cascade Bancorp (Banks)	6,612	138,125
Cascade Natural Gas Corp. (Gas)	6,612	143,943
Casey’s General Stores, Inc. (Retail)	9,918	230,099
Catalina Marketing Corp. (Advertising)	6,612	150,357
Cathay Bancorp, Inc. (Banks)	6,061	214,923
CEC Entertainment, Inc. * (Retail)	4,408	139,998
Centene Corp. * (Healthcare - Services)	5,510	137,915
Central Garden & Pet Co. * (Household Products/Wares)	3,306	149,597
Central Pacific Financial Corp. (Banks)	3,306	116,305
CH Energy Group, Inc. (Electric)	2,204	104,646
Champion Enterprises, Inc. * (Home Builders)	12,122	179,163
Charming Shoppes, Inc. * (Retail)	17,632	188,133
Chattem, Inc. * (Cosmetics/Personal Care)	3,306	117,363
Checkpoint Systems, Inc. * (Electronics)	9,918	235,254
Chemed Corp. (Commercial Services)	3,306	143,282
Chemical Financial Corp. (Banks)	3,857	125,353
Cheniere Energy, Inc. * (Oil & Gas)	5,510	227,894
Chiquita Brands International, Inc. (Food)	4,408	123,204
Chittenden Corp. (Banks)	5,510	146,070
Ciber, Inc. * (Computers)	19,836	147,381
CIENA Corp. * (Telecommunications)	71,079	187,649
Cimarex Energy Co. * (Oil & Gas)	9,367	424,605
Cincinnati Bell, Inc. * (Telecommunications)	41,325	182,243
Citizens Banking Corp. (Banks)	6,061	172,132
City Holding Co. (Banks)	3,306	118,223
CKE Restaurants, Inc. (Retail)	9,367	123,457
Clarcor, Inc. (Miscellaneous Manufacturing)	6,061	174,072
CLECO Corp. (Electric)	7,163	168,904
Cleveland-Cliffs, Inc. (Iron/Steel)	2,755	239,988
CMGI, Inc. * (Internet)	61,161	102,139
CNET Networks, Inc. * (Internet)	21,489	291,605
Coca-Cola Bottling Co. Consolidated (Beverages)	3,306	161,796
Coeur d’Alene Mines Corp. * (Mining)	35,264	149,167
Cognex Corp. (Machinery-Diversified)	7,163	215,391

See accompanying notes to the Schedules of Portfolio Investments.

Coherent, Inc. * (Electronics)	5,510	161,333
Coldwater Creek, Inc. * (Retail)	4,959	125,066
Colonial Properties Trust (REIT)	3,857	171,559
Columbia Banking System, Inc. (Banks)	6,061	158,980
Commercial Capital Bancorp, Inc. (Savings & Loans)	6,612	112,404
Commercial Federal Corp. (Savings & Loans)	4,408	150,489
Commercial Metals Co. (Metal Fabricate/Hardware)	7,714	260,271
Commercial NET Lease Realty (REIT)	5,510	110,200
Commonwealth Telephone Enterprises, Inc. (Telecommunications)	2,755	103,864
Commscope, Inc. * (Telecommunications)	9,367	162,424
Community Bank System, Inc. (Banks)	5,510	124,526
Comstock Resources, Inc. * (Oil & Gas)	7,163	235,018
Comtech Telecommunications Corp. * (Telecommunications)	3,306	137,100
CONMED Corp. * (Healthcare - Products)	4,408	122,895
Consolidated Graphics, Inc. * (Commercial Services)	3,857	166,044
Continental Airlines, Inc. - Class B * (Airlines)	7,163	69,195
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	8,816	134,620
Corinthian Colleges, Inc. * (Commercial Services)	11,020	146,235
Corn Products International, Inc. (Food)	8,265	166,704
Corporate Office Properties Trust (REIT)	4,408	154,060
Corrections Corp. of America * (Commercial Services)	5,510	218,747
Corus Bankshares, Inc. (Banks)	2,204	120,845
CoStar Group, Inc. * (Commercial Services)	3,306	154,456
Cousins Properties, Inc. (REIT)	3,857	116,559
Covanta Holding Corp. * (Energy - Alternate Sources)	5,510	73,999
Cox Radio, Inc. - Class A * (Media)	8,816	134,003
Crane Co. (Miscellaneous Manufacturing)	6,612	196,641
Credence Systems Corp. * (Semiconductors)	12,673	101,131
Cross Country Healthcare, Inc. * (Commercial Services)	7,714	143,172
CSG Systems International, Inc. * (Software)	8,265	179,433
CSK Auto Corp. * (Retail)	8,265	122,983
CTS Corp. (Electronics)	12,673	153,343
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	10,469	225,502
Cumulus Media, Inc. - Class A * (Media)	12,122	151,404

See accompanying notes to the Schedules of Portfolio Investments.

Curtiss-Wright Corp. (Aerospace/Defense)	3,857	238,015
CV Therapeutics, Inc. * (Pharmaceuticals)	6,612	176,871
CVB Financial Corp. (Banks)	7,714	143,480
Cyberonics, Inc. * (Healthcare - Products)	2,204	65,767
Cymer, Inc. * (Electronics)	6,061	189,831
Cypress Semiconductor Corp. * (Semiconductors)	17,632	265,361
Delphi Financial Group, Inc. - Class A (Insurance)	4,408	206,294
Delta & Pine Land Co. (Agriculture)	4,959	130,967
Dendrite International, Inc. * (Software)	8,265	166,044
DeVry, Inc. * (Commercial Services)	7,163	136,455
Diagnostic Products Corp. (Healthcare - Products)	2,755	145,271
Digital Insight Corp. * (Internet)	5,510	143,591
Digital River, Inc. * (Internet)	4,959	172,821
Digitas, Inc. * (Internet)	12,673	143,965
Dionex Corp. * (Electronics)	3,306	179,351
Dollar Thrifty Automotive Group, Inc. * (Commercial Services)	3,306	111,313
Doral Financial Corp. (Diversified Financial Services)	9,918	129,628
Dress Barn, Inc. * (Retail)	5,510	125,408
Drew Industries, Inc. * (Building Materials)	6,612	170,656
DRS Technologies, Inc. (Aerospace/Defense)	3,306	163,184
DSP Group, Inc. * (Semiconductors)	5,510	141,387
Duquesne Light Holdings, Inc. (Electric)	7,163	123,275
Dycom Industries, Inc. * (Engineering & Construction)	6,612	133,695
Eagle Materials - Class A (Building Materials)	2,755	334,375
EarthLink, Inc. * (Internet)	17,632	188,662
EastGroup Properties, Inc. (REIT)	2,755	120,531
Eclipsys Corp. * (Software)	7,714	137,618
Education Realty Trust, Inc. (REIT)	8,816	147,227
eFunds Corp. * (Software)	7,163	134,879
EGL, Inc. * (Transportation)	5,510	149,597
El Paso Electric Co. * (Electric)	7,163	149,349
Electronics for Imaging, Inc. * (Computers)	7,163	164,319
Elizabeth Arden, Inc. * (Cosmetics/Personal Care)	6,061	130,796
ElkCorp (Building Materials)	3,306	118,256
EMCOR Group, Inc. * (Engineering & Construction)	3,306	196,046
Emmis Communications Corp. * (Media)	7,163	158,231
Empire District Electric Co. (Electric)	5,510	126,014
Emulex Corp. * (Semiconductors)	10,469	211,578
Encore Acquisition Co. * (Oil & Gas)	7,163	278,283
Energy Partners, Ltd. * (Oil & Gas)	6,061	189,224
Engineered Support Systems, Inc. (Aerospace/Defense)	5,510	226,130

See accompanying notes to the Schedules of Portfolio Investments.

Entegris, Inc. * (Semiconductors)	14,877	168,110
Entercom Communications Corp. * (Media)	6,061	191,467
Entertainment Properties Trust (REIT)	3,857	172,138
Entravision Communications Corp. * (Media)	17,081	134,427
Enzon, Inc. * (Biotechnology)	20,938	138,819
Epicor Software Corp. * (Software)	9,918	128,934
Equinix, Inc. * (Internet)	2,755	114,746
Equity Inns, Inc. (REIT)	9,918	133,893
Equity Lifestyle Properties, Inc. (REIT)	3,306	148,770
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	3,306	165,531
Esterline Technologies Corp. * (Aerospace/Defense)	3,857	146,142
Ethan Allen Interiors, Inc. (Home Furnishings)	4,959	155,465
Euronet Worldwide, Inc. * (Commercial Services)	4,408	130,433
Exar Corp. * (Semiconductors)	13,775	193,126
Exelixis, Inc. * (Biotechnology)	18,734	143,690
F.N.B. Corp. (Banks)	7,714	133,298
FactSet Research Systems, Inc. (Computers)	4,959	174,755
Fairchild Semiconductor International, Inc. * (Semiconductors)	16,530	245,635
Federal Signal Corp. (Miscellaneous Manufacturing)	8,816	150,665
FEI Co. * (Electronics)	4,959	95,461
FelCor Lodging Trust, Inc. * (REIT)	6,612	100,172
Ferro Corp. (Chemicals)	6,612	121,132
Fidelity Bankshares, Inc. (Savings & Loans)	6,061	185,164
Filenet Corp. * (Software)	5,510	153,729
Financial Federal Corp. (Diversified Financial Services)	4,408	175,438
First BanCorp. (Banks)	4,959	83,906
First Charter Corp. (Banks)	4,959	121,396
First Citizens BancShares, Inc. - Class A (Banks)	551	94,028
First Commonwealth Financial Corp. (Banks)	8,265	110,172
First Community Bancorp - Class A (Banks)	2,755	131,772
First Financial Bancorp (Banks)	6,061	112,735
First Financial Bankshares, Inc. (Banks)	3,857	134,339
First Financial Holdings, Inc. (Savings & Loans)	4,408	135,414
First Industrial Realty Trust, Inc. (REIT)	4,408	176,540
First Merchants Corp. (Banks)	5,510	142,323
First Midwest Bancorp, Inc. (Banks)	5,510	205,192
First Niagara Financial Group, Inc. (Savings & Loans)	12,122	175,042
First Republic Bank (Banks)	2,755	97,059
FirstFed Financial Corp. * (Savings & Loans)	2,755	148,247
Fisher Communications, Inc. * (Media)	4,408	205,236

See accompanying notes to the Schedules of Portfolio Investments.

Florida East Coast Industries, Inc. (Transportation)	3,857	174,683
Flowers Foods, Inc. (Food)	4,959	135,282
Flowserve Corp. * (Machinery-Diversified)	6,612	240,346
Flushing Financial Corp. (Savings & Loans)	7,163	117,258
Formfactor, Inc. * (Semiconductors)	6,061	138,312
Forward Air Corp. (Transportation)	3,857	142,092
Fossil, Inc. * (Household Products/Wares)	7,163	130,295
Foundry Networks, Inc. * (Telecommunications)	20,387	258,914
Franklin Bank Corp. Houston * (Savings & Loans)	6,612	106,784
Franklin Electric Co., Inc. (Hand/Machine Tools)	4,408	182,447
Fremont General Corp. (Banks)	9,367	204,482
Frontier Financial Corp. (Banks)	7,163	207,727
Frontier Oil Corp. (Oil & Gas)	6,612	293,242
FTI Consulting, Inc. * (Commercial Services)	6,061	153,101
Fuller (H.B.) Co. (Chemicals)	4,959	154,126
Furniture Brands International, Inc. (Home Furnishings)	6,612	119,214
G & K Services, Inc. (Textiles)	3,857	151,927
Gables Residential Trust (REIT)	3,306	144,307
GAMCO Investors, Inc. - Class A (Diversified Financial Services)	4,408	202,107
GameStop Corp. - Class B * (Retail)	6,061	172,072
Gardner Denver, Inc. * (Machinery-Diversified)	4,408	196,597
Gartner Group, Inc. * (Commercial Services)	11,020	128,824
Gateway, Inc. * (Computers)	42,978	116,041
GATX Corp. (Trucking & Leasing)	4,959	196,128
Gaylord Entertainment Co. * (Lodging)	6,061	288,807
Gemstar-TV Guide International, Inc. * (Media)	27,550	81,548
GenCorp, Inc. * (Aerospace/Defense)	7,163	133,590
General Communication, Inc. - Class A * (Telecommunications)	12,673	125,463
Genesco, Inc. * (Retail)	4,408	164,154
Genesee & Wyoming, Inc. - Class A * (Transportation)	4,408	139,734
Genesis Healthcare Corp. * (Healthcare - Services)	2,204	88,865
Genesis Microchip, Inc. * (Semiconductors)	6,061	133,039
Georgia Gulf Corp. (Chemicals)	4,959	119,413
Glacier Bancorp, Inc. (Banks)	5,510	170,094
Glimcher Realty Trust (REIT)	3,857	94,381
Global Imaging Systems, Inc. * (Office/Business Equipment)	5,510	187,616
Gold Banc Corp., Inc. (Banks)	11,020	164,198
Gold Kist, Inc. * (Food)	6,061	118,493
Golden Telecom, Inc. (Telecommunications)	4,408	139,161

See accompanying notes to the Schedules of Portfolio Investments.

Granite Construction, Inc. (Engineering & Construction)	3,857	147,492
Greater Bay Bancorp (Banks)	6,612	162,920
Greif Brothers Corp. - Class A (Packaging & Containers)	3,306	198,691
Grey Wolf, Inc. * (Oil & Gas)	25,897	218,312
Griffon Corp. * (Miscellaneous Manufacturing)	6,612	162,655
Group 1 Automotive, Inc. * (Retail)	6,612	182,491
Guitar Center, Inc. * (Retail)	3,306	182,524
Haemonetics Corp. * (Healthcare - Products)	3,306	157,134
Hancock Holding Co. (Banks)	3,857	131,678
Hanover Compressor Co. * (Oil & Gas Services)	11,571	160,374
Harbor Florida Bancshares, Inc. (Savings & Loans)	4,408	159,878
Harland (John H.) Co. (Household Products/Wares)	6,061	269,107
Harleysville National Corp. (Banks)	4,429	97,217
Headwaters, Inc. * (Energy - Alternate Sources)	5,510	206,074
Heartland Express, Inc. (Transportation)	6,612	134,488
HEICO Corp. (Aerospace/Defense)	7,163	166,182
Hercules, Inc. * (Chemicals)	15,979	195,263
Heritage Property Investment Trust (REIT)	2,755	96,425
Herley Industries, Inc. * (Aerospace/Defense)	9,918	184,772
Hibbett Sporting Goods, Inc. * (Retail)	6,612	147,117
Highwoods Properties, Inc. (REIT)	5,510	162,600
Hilb, Rogal, & Hobbs Co. (Insurance)	3,857	143,943
Holly Corp. (Oil & Gas)	3,306	211,518
Hologic, Inc. * (Healthcare - Products)	2,755	159,101
Home Properties of New York, Inc. (REIT)	3,306	129,761
Horace Mann Educators Corp. (Insurance)	7,163	141,684
Hot Topic, Inc. * (Retail)	6,061	93,097
Houston Exploration Co. * (Oil & Gas)	3,857	259,383
Hudson United Bancorp (Banks)	4,959	209,914
Hughes Supply, Inc. (Distribution/Wholesale)	8,816	287,401
Human Genome Sciences, Inc. * (Biotechnology)	17,632	239,619
Hutchinson Technology, Inc. * (Computers)	3,306	86,353
Hydril Co. * (Oil & Gas Services)	3,306	226,924
IBERIABANK Corp. (Banks)	2,204	117,143
ICOS Corp. * (Biotechnology)	10,469	289,154
IDACORP, Inc. (Electric)	5,510	166,016
IDT Corp. - Class B * (Telecommunications)	9,367	114,184
IDX Systems Corp. * (Software)	6,612	285,505
IHOP Corp. (Retail)	3,306	134,686
IKON Office Solutions, Inc. (Office/Business Equipment)	14,326	142,973
Imagistics International, Inc. * (Office/Business Equipment)	5,510	230,593

See accompanying notes to the Schedules of Portfolio Investments.

Imation Corp. (Computers)	4,408	188,971
Immucor, Inc. * (Healthcare - Products)	5,510	151,194
IMPAC Mortgage Holdings, Inc. (REIT)	7,714	94,574
Impax Laboratories, Inc. * (Pharmaceuticals)	7,714	93,571
Independent Bank Corp. - Massachusetts (Banks)	4,408	133,915
Independent Bank Corp. - Michigan (Banks)	4,445	129,089
Infinity Property & Casualty Corp. (Insurance)	3,857	135,342
Informatica Corp. * (Software)	14,877	178,822
Infospace, Inc. * (Internet)	4,408	105,219
Inland Real Estate Corp. (REIT)	7,163	112,173
Insight Enterprises, Inc. * (Retail)	9,367	174,226
Integra LifeSciences Holdings * (Biotechnology)	4,408	168,650
Integrated Device Technology, Inc. * (Semiconductors)	31,267	335,807
Interdigital Communications Corp. * (Telecommunications)	7,163	140,681
Intergraph Corp. * (Computers)	3,857	172,446
Intermagnetics General Corp. * (Electrical Components & Equipment)	5,510	153,949
Internet Security Systems, Inc. * (Internet)	6,612	158,754
Intuitive Surgical, Inc. * (Healthcare - Products)	4,408	323,062
Invacare Corp. (Healthcare - Products)	3,857	160,721
Investment Technology Group, Inc. * (Diversified Financial Services)	6,612	195,715
Itron, Inc. * (Electronics)	3,306	150,952
J2 Global Communications, Inc. * (Internet)	3,857	155,900
Jack Henry & Associates, Inc. (Computers)	11,020	213,788
Jack in the Box, Inc. * (Retail)	5,510	164,804
Jackson Hewitt Tax Service, Inc. (Commercial Services)	5,510	131,744
Jacuzzi Brands, Inc * (Miscellaneous Manufacturing)	11,571	93,262
Jarden Corp. * (Household Products/Wares)	5,510	226,296
JLG Industries, Inc. (Machinery - Construction & Mining)	6,061	221,772
Jo-Ann Stores, Inc. * (Retail)	4,408	76,258
Jones Lang LaSalle, Inc. (Real Estate)	3,857	177,654
Journal Register Co. (Media)	10,469	169,388
K-Swiss, Inc. - Class A (Apparel)	4,408	130,345
K-V Pharmaceutical Co. * (Pharmaceuticals)	7,714	137,078
Kansas City Southern Industries, Inc. * (Transportation)	9,918	231,188
Kaydon Corp. (Metal Fabricate/Hardware)	6,061	172,193
KCS Energy, Inc. * (Oil & Gas)	9,367	257,874
Keane, Inc. * (Software)	11,571	132,257

See accompanying notes to the Schedules of Portfolio Investments.

Kellwood Co. (Apparel)	7,714	199,406
Kelly Services, Inc. - Class A (Commercial Services)	8,265	253,405
KEMET Corp. * (Electronics)	20,938	175,460
Kennametal, Inc. (Hand/Machine Tools)	4,959	243,190
Kenneth Cole Productions, Inc. (Retail)	4,408	120,294
Keynote Systems, Inc. * (Internet)	12,673	164,496
KFx, Inc. * (Energy - Alternate Sources)	8,265	141,497
Kilroy Realty Corp. (REIT)	3,306	185,235
Kimball International, Inc. - Class B (Home Furnishings)	11,571	139,893
Kindred Healthcare, Inc. * (Healthcare - Services)	3,306	98,519
Kirby Corp. * (Transportation)	3,306	163,415
KNBT Bancorp, Inc. (Savings & Loans)	12,122	188,740
Knight Capital Group, Inc. - Class A * (Diversified Financial Services)	18,734	155,680
Knight Transportation, Inc. (Transportation)	5,510	134,224
Komag, Inc. * (Computers)	4,408	140,880
Kronos, Inc. * (Computers)	4,408	196,773
Kyphon, Inc. * (Healthcare - Products)	4,408	193,688
La Quinta Corp. * (Lodging)	20,938	181,951
La-Z-Boy, Inc. (Home Furnishings)	8,265	109,015
LabOne, Inc. * (Healthcare - Services)	3,306	143,811
Labor Ready, Inc. * (Commercial Services)	7,163	183,731
Laclede Group, Inc. (Gas)	4,408	143,216
Lakeland Financial Corp. (Banks)	5,510	227,838
Lancaster Colony Corp. (Miscellaneous Manufacturing)	2,755	118,465
Landauer, Inc. (Commercial Services)	2,204	107,996
Lasalle Hotel Properties (REIT)	4,959	170,838
Laserscope * (Healthcare - Products)	2,755	77,636
LCA-Vision, Inc. (Healthcare - Products)	2,755	102,266
Lennox International, Inc. (Building Materials)	6,612	181,235
Level 3 Communications, Inc. * (Telecommunications)	82,650	191,748
Lexington Corporate Properties Trust (REIT)	6,612	155,713
LIFE TIME FITNESS, Inc. * (Leisure Time)	3,857	127,821
Lin TV Corp. - Class A * (Media)	9,367	130,670
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	4,959	195,385
Linens ’n Things, Inc. * (Retail)	6,612	176,540
Littelfuse, Inc. * (Electrical Components & Equipment)	4,408	123,997
LKQ Corp. * (Distribution/Wholesale)	3,306	99,841
Lone Star Technologies, Inc. * (Oil & Gas Services)	3,857	214,411
Longs Drug Stores Corp. (Retail)	4,408	189,059
Longview Fibre Co. (Forest Products & Paper)	6,612	128,868

See accompanying notes to the Schedules of Portfolio Investments.

M/I Schottenstein Homes, Inc. (Home Builders)	2,204	119,589
Macdermid, Inc. (Chemicals)	4,959	130,223
Macrovision Corp. * (Entertainment)	7,714	147,337
MAF Bancorp, Inc. (Savings & Loans)	3,306	135,546
Magellan Health Services, Inc. * (Healthcare - Services)	4,408	154,941
Maguire Properties, Inc. (REIT)	4,408	132,460
Manhattan Associates, Inc. * (Computers)	7,163	166,182
Manitowoc Co. (Machinery-Diversified)	4,959	249,190
Martek Biosciences Corp. * (Biotechnology)	3,857	135,496
MascoTech, Inc. (a) * (Auto Parts & Equipment)	1,232	0
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	4,408	166,578
Maverick Tube Corp. * (Oil & Gas Services)	5,510	165,300
Maximus, Inc. (Commercial Services)	3,857	137,888
Maxtor Corp. * (Computers)	30,305	133,342
Maytag Corp. (Home Furnishings)	9,918	181,103
MB Financial, Inc. (Banks)	4,408	171,824
Medarex, Inc. * (Pharmaceuticals)	16,530	157,366
Media General, Inc. - Class A (Media)	3,306	191,781
Medicis Pharmaceutical Corp. (Pharmaceuticals)	6,612	215,287
Mentor Corp. (Healthcare - Products)	3,857	212,174
Mentor Graphics Corp. * (Computers)	11,571	99,511
Mercantile Bank Corp. (Banks)	3,306	141,464
Mercury Computer Systems, Inc. * (Computers)	4,408	115,710
MeriStar Hospitality Corp. * (REIT)	12,673	115,704
Methode Electronics, Inc. - Class A (Electronics)	9,918	114,255
Metris Cos., Inc. * (Diversified Financial Services)	8,816	128,978
MGE Energy, Inc. (Electric)	3,306	120,702
MGI Pharma, Inc. * (Pharmaceuticals)	9,367	218,345
Micrel, Inc. * (Semiconductors)	14,877	167,069
Micros Systems, Inc. * (Computers)	4,959	216,956
Microsemi Corp. * (Semiconductors)	8,816	225,161
MicroStrategy, Inc. - Class A * (Software)	2,204	154,919
Mid-America Apartment Communities, Inc. (REIT)	2,755	128,135
Mid-State Bancshares (Banks)	4,408	121,264
Midas, Inc. * (Commercial Services)	5,510	109,539
Midwest Banc Holdings, Inc. (Banks)	7,163	165,609
Mine Safety Appliances Co. (Environmental Control)	3,857	149,266
Minerals Technologies, Inc. (Chemicals)	2,755	157,614
Modine Manufacturing Co. (Auto Parts & Equipment)	4,959	181,897
Monaco Coach Corp. (Home Builders)	6,612	97,461
Moneygram International, Inc. (Software)	10,469	227,282
Moog, Inc. - Class A * (Aerospace/Defense)	4,408	130,124

See accompanying notes to the Schedules of Portfolio Investments.

Movie Gallery, Inc. (Retail)	3,857	40,074
MPS Group, Inc. * (Commercial Services)	17,632	208,058
MTS Systems Corp. (Computers)	3,306	124,868
Mueller Industries, Inc. (Metal Fabricate/Hardware)	4,959	137,711
Myriad Genetics, Inc. * (Biotechnology)	8,816	192,718
Nabi Biopharmaceuticals * (Pharmaceuticals)	8,265	108,272
Nasdaq Stock Market, Inc. * (Diversified Financial Services)	4,959	125,711
National Financial Partners (Diversified Financial Services)	4,959	223,849
National Penn Bancshares, Inc. (Banks)	6,061	150,858
National Presto Industries, Inc. (Housewares)	6,061	259,471
Nationwide Health Properties, Inc. (REIT)	7,163	166,898
Navigant Consulting Co. * (Commercial Services)	7,163	137,243
NBT Bancorp, Inc. (Banks)	6,061	142,979
NBTY, Inc. * (Pharmaceuticals)	6,612	155,382
NCI Building Systems, Inc * (Building Materials)	3,857	157,327
NCO Group, Inc. * (Commercial Services)	6,061	125,220
Nektar Therapeutics * (Biotechnology)	8,421	142,736
NetBank, Inc. (Internet)	15,979	132,785
NETGEAR, Inc. * (Telecommunications)	5,510	132,571
NetIQ Corp. * (Software)	11,020	134,885
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	6,612	325,243
New Jersey Resources Corp. (Gas)	3,306	152,009
NewAlliance Bancshares, Inc. (Savings & Loans)	18,183	266,198
Newcastle Investment Corp. (REIT)	4,959	138,356
Newpark Resources, Inc. * (Oil & Gas Services)	15,979	134,543
NGP Capital Resources Co. (Investment Companies)	14,326	215,750
NICOR, Inc. (Gas)	2,755	115,793
Nordson Corp. (Machinery-Diversified)	4,408	167,636
Northwest Natural Gas Co. (Gas)	3,857	143,558
NorthWestern Corp. (Electric)	3,857	116,443
Novastar Financial, Inc. (REIT)	2,755	90,887
NPS Pharmaceuticals, Inc. * (Pharmaceuticals)	13,224	133,695
Nu Skin Enterprises, Inc. (Retail)	7,163	136,455
Oceaneering International, Inc. * (Oil & Gas Services)	6,061	323,717
Offshore Logistics, Inc. * (Transportation)	4,408	163,096
Ohio Casualty Corp. (Insurance)	7,163	194,261
Oil States International, Inc. * (Oil & Gas Services)	6,612	240,082

See accompanying notes to the Schedules of Portfolio Investments.`

Old National Bancorp (Banks)	8,265	175,383
Old Second Bancorp, Inc. (Banks)	4,408	131,535
Olin Corp. (Chemicals)	8,816	167,416
OM Group, Inc. * (Chemicals)	4,408	88,733
OMEGA Healthcare Investors, Inc. (REIT)	9,918	138,059
OmniVision Technologies, Inc. * (Semiconductors)	9,367	118,212
ON Semiconductor Corp. * (Semiconductors)	23,693	122,493
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	4,408	110,112
Openwave Systems, Inc. * (Internet)	10,469	188,233
Orbital Sciences Corp. * (Aerospace/Defense)	11,571	144,638
Otter Tail Power Co. (Electric)	4,959	153,431
Owens & Minor, Inc. (Distribution/Wholesale)	5,510	161,719
Oxford Industries, Inc. (Apparel)	3,306	149,167
P.F. Chang’s China Bistro, Inc. * (Retail)	4,408	197,612
Pacer International, Inc. (Transportation)	4,959	130,719
Pacific Capital Bancorp (Banks)	5,510	183,428
Pacific Sunwear of California, Inc. * (Retail)	9,918	212,643
Palm, Inc. * (Computers)	4,959	140,488
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	4,959	132,009
Parametric Technology Corp. * (Software)	36,366	253,471
Park Electrochemical Corp. (Electronics)	7,163	190,894
Park National Corp. (Banks)	1,653	178,970
Parker Drilling Co. * (Oil & Gas)	18,734	173,664
Partners Trust Financial Group, Inc. (Savings & Loans)	9,918	114,255
Payless ShoeSource, Inc. * (Retail)	8,816	153,398
Pediatrix Medical Group, Inc. * (Healthcare - Services)	2,755	211,639
Peet’s Coffee & Tea, Inc. * (Beverages)	3,857	118,101
Penn Virginia Corp. (Oil & Gas)	3,306	190,789
Pennsylvania REIT	3,857	162,688
Peoples Energy Corp. (Gas)	3,306	130,190
Pep Boys-Manny, Moe & Jack (Retail)	9,367	129,639
Performance Food Group Co. * (Food)	4,959	156,506
Pericom Semiconductor Corp. * (Semiconductors)	21,489	189,963
Perot Systems Corp. - Class A * (Computers)	13,224	187,120
Perrigo Co. (Pharmaceuticals)	11,571	165,581
PETCO Animal Supplies, Inc. * (Retail)	7,714	163,228
Pharmion Corp. * (Pharmaceuticals)	4,959	108,156
PHH Corp. * (Commercial Services)	6,612	181,566
Phillips-Van Heusen Corp. (Apparel)	5,510	170,920
Photronics, Inc. * (Semiconductors)	4,959	96,205
Pier 1 Imports, Inc. (Retail)	13,224	149,034
Pinnacle Entertainment, Inc. * (Entertainment)	7,714	141,398

See accompanying notes to the Schedules of Portfolio Investments.

Plantronics, Inc. (Telecommunications)	7,163	220,692
Plexus Corp. * (Electronics)	11,020	188,332
PMC-Sierra, Inc. * (Semiconductors)	26,448	233,007
Polycom, Inc. * (Telecommunications)	13,775	222,741
PolyMedica Corp. (Healthcare - Products)	4,408	154,016
Post Properties, Inc. (REIT)	4,959	184,723
Potlatch Corp. (Forest Products & Paper)	3,857	201,027
Power Integrations, Inc. * (Semiconductors)	6,061	131,827
Powerwave Technologies, Inc. * (Telecommunications)	15,428	200,410
Premiere Global Services, Inc. * (Telecommunications)	11,020	90,144
Price Communications Corp. * (Telecommunications)	11,571	190,343
Priority Healthcare Corp. - Class B * (Pharmaceuticals)	5,510	153,509
ProAssurance Corp. * (Insurance)	3,857	180,006
Progress Software Corp. * (Software)	5,510	175,053
ProQuest Co. * (Internet)	4,959	179,516
Prosperity Bancshares, Inc. (Banks)	6,061	183,345
Provident Bankshares Corp. (Banks)	4,408	153,310
Provident Financial Services, Inc. (Savings & Loans)	8,816	155,162
Provident New York Bancorp (Savings & Loans)	13,775	160,754
PS Business Parks, Inc. (REIT)	2,204	100,943
PSS World Medical, Inc. * (Healthcare - Products)	9,367	124,956
Psychiatric Solutions, Inc. * (Healthcare - Services)	2,755	149,404
Quanex Corp. (Metal Fabricate/Hardware)	3,306	218,923
Quanta Services, Inc. * (Commercial Services)	14,877	189,831
Quest Software, Inc. * (Software)	11,020	166,071
Radio One, Inc. * (Media)	12,673	166,650
RAIT Investment Trust (REIT)	4,408	125,628
Ralcorp Holdings, Inc. (Food)	3,857	161,685
Rambus, Inc. * (Semiconductors)	11,020	133,342
RARE Hospitality International, Inc. * (Retail)	5,510	141,607
RC2 Corp. * (Toys/Games/Hobbies)	3,857	130,212
Reader’s Digest Association, Inc. (Media)	13,224	211,187
Red Robin Gourmet Burgers, Inc. * (Retail)	2,204	101,031
Redwood Trust, Inc. (REIT)	2,204	107,136
Regal-Beloit Corp. (Hand/Machine Tools)	6,612	214,493
Regis Corp. (Retail)	6,612	250,067
Reliance Steel & Aluminum Co. (Iron/Steel)	4,959	262,479
Remington Oil & Gas Corp. * (Oil & Gas)	4,959	205,799
Republic Bancorp, Inc. (Banks)	9,918	140,241

See accompanying notes to the Schedules of Portfolio Investments.

Resource America, Inc. - Class A (Holding Companies - Diversified)	3,857	68,385
Resources Connection, Inc. * (Commercial Services)	6,061	179,587
RF Micro Devices, Inc. * (Telecommunications)	29,754	168,110
RLI Corp. (Insurance)	3,306	152,936
Rogers Corp. * (Electronics)	3,306	127,942
RSA Security, Inc. * (Internet)	11,020	140,064
Ruby Tuesday, Inc. (Retail)	8,265	179,846
Ruddick Corp. (Food)	6,612	152,407
Russell Corp. (Apparel)	7,163	100,569
Ryan’s Restaurant Group, Inc. * (Retail)	11,571	135,034
S & T Bancorp, Inc. (Banks)	4,408	166,622
SafeNet, Inc. * (Telecommunications)	4,408	160,054
Saga Communications, Inc. * (Media)	12,122	161,223
Salix Pharmaceuticals, Ltd. * (Pharmaceuticals)	7,163	152,214
Sanderson Farms, Inc. (Food)	2,755	102,376
Sandy Spring Bancorp, Inc. (Banks)	4,408	148,550
Saxon Capital, Inc. (REIT)	5,510	65,294
ScanSource, Inc. * (Distribution/Wholesale)	2,755	134,279
Scholastic Corp. * (Media)	4,959	183,285
School Specialty, Inc. * (Retail)	3,306	161,267
SEACOR SMIT, Inc. * (Oil & Gas Services)	2,755	199,958
Select Comfort Corp. * (Retail)	5,510	110,090
Selective Insurance Group, Inc. (Insurance)	3,306	161,663
Semtech Corp. * (Semiconductors)	13,775	226,874
Senior Housing Properties Trust (REIT)	6,612	125,628
Sensient Technologies Corp. (Chemicals)	7,163	135,739
SERENA Software, Inc. * (Software)	6,061	120,796
Serologicals Corp. * (Biotechnology)	7,714	174,028
SFBC International, Inc. * (Commercial Services)	2,755	122,294
Shaw Group, Inc. * (Engineering & Construction)	9,367	230,990
Shuffle Master, Inc. * (Entertainment)	7,163	189,318
Sierra Pacific Resources * (Electric)	14,326	212,740
Sigmatel, Inc. * (Semiconductors)	4,959	100,370
Silicon Image, Inc. * (Semiconductors)	13,224	117,561
Silicon Laboratories, Inc. * (Semiconductors)	5,510	167,449
Simpson Manufacturing Co., Inc. (Building Materials)	5,510	215,661
Sinclair Broadcast Group, Inc. - Class A (Media)	13,224	117,297
Skyline Corp. (Home Builders)	4,408	179,141
SkyWest, Inc. (Airlines)	6,612	177,333
Skyworks Solutions, Inc. * (Semiconductors)	21,489	150,853
Sohu.com, Inc. * (Internet)	4,408	75,509
SonoSite, Inc. * (Healthcare - Products)	3,306	98,122

See accompanying notes to the Schedules of Portfolio Investments.

Sonus Networks, Inc. * (Telecommunications)	27,550	159,790
South Jersey Industries, Inc. (Gas)	2,755	80,281
Sovran Self Storage, Inc. (REIT)	2,204	107,886
Spherion Corp. * (Commercial Services)	25,346	192,630
Spinnaker Exploration Co. * (Oil & Gas)	4,408	285,154
Spirit Finance Corp. (REIT)	10,469	117,776
St. Mary Land & Exploration Co. (Oil & Gas)	6,612	241,999
Stage Stores, Inc. (Retail)	3,306	88,832
Standex International Corp. (Miscellaneous Manufacturing)	4,408	116,063
Steel Dynamics, Inc. (Iron/Steel)	5,510	187,120
STERIS Corp. (Healthcare - Products)	7,714	183,516
Sterling Bancshares, Inc. (Banks)	9,367	137,789
Sterling Financial Corp. - Spokane (Savings & Loans)	9,918	223,650
Stewart & Stevenson Services, Inc. (Machinery-Diversified)	6,061	144,555
Stewart Enterprises, Inc. - Class A (Commercial Services)	19,285	127,860
Stewart Information Services Corp. (Insurance)	2,755	141,056
Stone Energy Corp. * (Oil & Gas)	3,857	235,431
Strategic Hotel Capital, Inc. (REIT)	6,456	117,887
Strayer Education, Inc. (Commercial Services)	2,204	208,322
Sun Communities, Inc. (REIT)	3,306	108,305
Sunrise Assisted Living, Inc. * (Healthcare - Services)	3,857	257,416
Superior Energy Services, Inc. * (Oil & Gas Services)	12,673	292,620
Superior Industries International, Inc. (Auto Parts & Equipment)	4,408	94,860
SureWest Communications (Telecommunications)	6,061	173,829
SurModics, Inc. * (Healthcare - Products)	2,204	85,273
Susquehanna Bancshares, Inc. (Banks)	4,959	119,214
SVB Financial Group * (Banks)	4,408	214,405
Swift Energy Co. * (Oil & Gas)	3,857	176,458
Sybron Dental Special, Inc. * (Healthcare - Products)	4,959	206,195
Sycamore Networks, Inc. * (Telecommunications)	44,080	166,182
Symyx Technologies, Inc. * (Chemicals)	4,959	129,529
Tanger Factory Outlet Centers, Inc. (REIT)	3,857	107,263
Taubman Centers, Inc. (REIT)	6,061	192,134
TBC Corp. * (Retail)	4,408	152,032
Technitrol, Inc. (Electronics)	12,673	194,150
Tekelec * (Telecommunications)	7,714	161,608
Teledyne Technologies, Inc. * (Aerospace/Defense)	4,959	170,937
Telik, Inc. * (Biotechnology)	10,469	171,273
Tennant Co. (Machinery-Diversified)	3,857	158,060
Tenneco Automotive, Inc. * (Auto Parts & Equipment)	7,714	135,072

See accompanying notes to the Schedules of Portfolio Investments.

Tessera Technologies, Inc. * (Semiconductors)	5,510	164,804
TETRA Technologies, Inc. * (Oil & Gas Services)	8,265	258,033
Texas Capital Bancshares, Inc. * (Banks)	6,612	139,844
Texas Industries, Inc. (Building Materials)	2,755	149,872
Texas Regional Bancshares, Inc. - Class A (Banks)	5,510	158,633
The Children’s Place Retail Stores, Inc. * (Retail)	2,755	98,188
The Finish Line, Inc. - Class A (Retail)	6,612	96,469
The Genlyte Group, Inc. * (Building Materials)	2,755	132,460
The Liberty Corp. (Media)	2,755	129,182
The Medicines Co. * (Pharmaceuticals)	8,816	202,856
The Nautilus Group, Inc. (Leisure Time)	4,959	109,445
The Navigators Group, Inc. * (Insurance)	3,306	123,380
The Phoenix Cos., Inc. (Insurance)	13,775	168,055
The Sports Authority, Inc. * (Retail)	3,857	113,550
The Steak n Shake Co. * (Retail)	8,265	150,010
The Stride Rite Corp. (Apparel)	8,816	113,021
The Topps Co., Inc. (Toys/Games/Hobbies)	15,979	131,188
The Warnaco Group, Inc. * (Apparel)	7,714	169,014
Thor Industries, Inc. (Home Builders)	4,959	168,606
Thoratec Corp. * (Healthcare - Products)	7,163	127,215
THQ, Inc. * (Software)	8,265	176,210
Tibco Software, Inc. * (Internet)	27,550	230,318
Tierone Corp. (Savings & Loans)	7,163	188,459
Todco - Class A (Oil & Gas)	7,163	298,769
Too, Inc. * (Retail)	5,510	151,139
Tootsie Roll Industries, Inc. (Food)	3,857	122,460
Town & Country Trust (REIT)	3,857	111,930
Tractor Supply Co. * (Retail)	3,857	176,072
Trammell Crow Co. * (Real Estate)	4,959	122,388
Transaction Systems Architect, Inc. * (Software)	6,612	184,144
Tredegar Corp. (Miscellaneous Manufacturing)	9,367	121,865
Triarc Cos., Inc. (Retail)	7,714	117,793
Trinity Industries, Inc. (Miscellaneous Manufacturing)	5,510	223,100
Triumph Group, Inc. * (Aerospace/Defense)	3,857	143,365
TrustCo Bank Corp. NY (Banks)	11,020	138,081
Trustmark Corp. (Banks)	5,510	153,454
Trustreet Properties, Inc. (REIT)	7,714	120,724
Tuesday Morning Corp. (Retail)	3,857	99,781
Tupperware Corp. (Household Products/Wares)	7,714	175,725
U-Store-It Trust (REIT)	7,714	156,363
UCBH Holdings, Inc. (Banks)	11,571	211,981

See accompanying notes to the Schedules of Portfolio Investments.

UICI (Insurance)	4,304	154,944
UMB Financial Corp. (Banks)	2,204	144,759
Umpqua Holdings Corp. (Banks)	7,163	174,204
Unisource Energy Corp. (Electric)	4,408	146,522
United Auto Group, Inc. (Retail)	4,408	145,640
United Bankshares, Inc. (Banks)	3,857	134,802
United Community Banks, Inc. (Banks)	4,959	141,332
United Natural Foods, Inc. * (Food)	5,510	194,833
United Rentals, Inc. * (Commercial Services)	7,714	152,043
United Stationers, Inc. * (Distribution/Wholesale)	4,408	210,967
United Surgical Partners International, Inc. * (Healthcare - Services)	4,408	172,397
United Therapeutics Corp. * (Pharmaceuticals)	2,755	192,299
Universal Corp. (Agriculture)	3,306	128,372
Unizan Financial Corp. (Banks)	5,510	133,397
Unova, Inc. * (Machinery-Diversified)	7,163	250,562
URS Corp. * (Engineering & Construction)	5,510	222,549
USA Mobility, Inc. * (Telecommunications)	4,408	118,928
USEC, Inc. (Mining)	11,020	122,983
UTStarcom, Inc. * (Telecommunications)	14,877	121,545
Vail Resorts, Inc. * (Entertainment)	4,408	126,730
Valassis Communications, Inc. * (Commercial Services)	6,612	257,735
ValueClick, Inc. * (Internet)	13,224	225,998
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	6,061	256,804
Varian, Inc. * (Electronics)	4,408	151,283
Ventana Medical Systems, Inc. * (Healthcare - Products)	3,857	146,836
Ventiv Health, Inc. * (Advertising)	7,163	187,742
Veritas DGC, Inc. * (Oil & Gas Services)	4,959	181,599
Vertex Pharmaceuticals, Inc. * (Biotechnology)	12,122	270,927
Viad Corp. (Commercial Services)	6,612	180,838
Viasys Healthcare, Inc. * (Healthcare - Products)	4,959	123,925
Visteon Corp. (Auto Parts & Equipment)	14,877	145,497
W Holding Co., Inc. (Banks)	12,673	121,154
W-H Energy Services, Inc. * (Oil & Gas Services)	6,061	196,498
Wabash National Corp. (Auto Manufacturers)	5,510	108,327
Wabtec Corp. (Machinery-Diversified)	8,265	225,469
Waddell & Reed Financial, Inc. (Diversified Financial Services)	9,918	192,012
Walter Industries, Inc. (Holding Companies - Diversified)	4,408	215,639
Washington Group International, Inc. * (Engineering & Construction)	3,306	178,160
Washington REIT	4,959	154,274
Waste Connections, Inc. * (Environmental Control)	7,163	251,277

See accompanying notes to the Schedules of Portfolio Investments.

Watsco, Inc. (Distribution/Wholesale)	3,857	204,845
Watson Wyatt & Co. Holdings (Commercial Services)	8,816	237,591
Watts Industries, Inc. - Class A (Electronics)	6,061	174,860
WCI Communities, Inc. * (Home Builders)	4,408	125,055
WD-40 Co. (Household Products/Wares)	3,857	102,249
WebEx Communications, Inc. * (Internet)	5,510	135,050
Websense, Inc. * (Internet)	3,857	197,517
Werner Enterprises, Inc. (Transportation)	6,061	104,795
Wesbanco, Inc. (Banks)	3,857	106,068
WESCO International, Inc. * (Distribution/Wholesale)	4,408	149,299
West Coast Bancorp (Banks)	6,061	151,525
West Pharmaceutical Services, Inc. (Healthcare - Products)	4,959	147,134
Westamerica Bancorp (Banks)	4,408	227,672
WGL Holdings, Inc. (Gas)	4,408	141,629
Whiting Petroleum Corp. * (Oil & Gas)	3,857	169,091
Wind River Systems, Inc. * (Software)	11,571	149,613
Winnebago Industries, Inc. (Home Builders)	4,959	143,662
Wintrust Financial Corp. (Banks)	4,408	221,546
Witness Systems, Inc. * (Software)	8,265	172,656
WMS Industries, Inc. * (Leisure Time)	3,857	108,497
Wolverine World Wide, Inc. (Apparel)	8,265	173,978
Woodward Governor Co. (Electronics)	1,653	140,588
Worthington Industries, Inc. (Metal Fabricate/Hardware)	9,918	208,576
Wright Express Corp. * (Commercial Services)	5,510	118,961
Wright Medical Group, Inc. * (Healthcare - Products)	4,408	108,789
Yankee Candle Co., Inc. (Household Products/Wares)	6,061	148,495
York International Corp. (Building Materials)	4,959	278,051
Zale Corp. * (Retail)	6,612	179,714
Zenith National Insurance Corp. (Insurance)	2,204	138,169
Zoll Medical Corp. * (Healthcare - Products)	5,510	144,638

Total Common Stocks (Cost $124,727,962)		126,081,177

	Principal Amount
Repurchase Agreements (18.2%)
UBS**, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $32,187,519 (Collaterallized by $33,222,000 Various U.S. Government Agency Obligations, 3.775%-3.940%, 11/9/05 - 5/3/06, market value $32,823,216)	$32,178,000	32,178,000

Total Repurchase Agreements (Cost $32,178,000)		32,178,000

Total Investment Securities (Cost $156,905,962) - 89.7%		$158,259,177

Percentages indicated are based on net assets of $176,474,583.

See accompanying notes to the Schedules of Portfolio Investments.

*	Non-income producing security

**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

(a)	Escrowed security

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring December 2005 (Underlying face amount at value $72,014,250)	215	$(699,718)

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring December 2005 (Underlying face amount at value $61,228,860)	914	$925,879

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 10/28/05 (Underlying notional amount at value $18,884,508)	28,279	$252,639
Equity Index Swap Agreement based on the Russell 2000 Index expiring 10/28/05 (Underlying notional amount at value $193,253,278)	289,388	2,185,961

UltraSmall-Cap ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Advertising	0.3%
Aerospace/Defense	1.2%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.8%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.6%
Banks	6.4%
Beverages	0.2%
Biotechnology	1.5%
Building Materials	1.0%
Chemicals	0.8%
Commercial Services	3.7%
Computers	1.8%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.9%
Diversified Financial Services	1.0%
Electric	1.3%
Electrical Components & Equipment	0.2%
Electronics	1.8%
Energy - Alternate Sources	0.2%
Engineering & Construction	0.6%
Entertainment	0.5%
Environmental Control	0.3%
Food	0.8%
Forest Products & Paper	0.3%
Gas	0.6%
Hand/Machine Tools	0.6%
Healthcare-Products	2.3%
Healthcare-Services	1.2%
Holding Companies-Diversified	0.2%
Home Builders	0.6%
Home Furnishings	0.4%
Household Products/Wares	0.7%
Housewares	0.1%
Insurance	1.2%
Internet	2.2%
Investment Companies	0.2%
Iron/Steel	0.5%
Leisure Time	0.3%
Lodging	0.3%
Machinery-Construction & Mining	0.2%
Machinery-Diversified	1.5%
Media	1.4%

See accompanying notes to the Schedules of Portfolio Investments.

Metal Fabricate/Hardware	0.6%
Mining	0.2%
Miscellaneous Manufacturing	1.3%
Office Furnishings	0.4%
Oil & Gas	3.0%
Oil & Gas Services	1.8%
Packaging & Containers	0.1%
Pharmaceuticals	2.4%
Real Estate	0.2%
Real Estate Investment Trust	4.1%
Retail	4.4%
Savings & Loans	1.9%
Semiconductors	2.9%
Software	2.3%
Telecommunications	3.1%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.0%
Trucking & Leasing	0.1%
Water	0.2%
Other ***	18.2%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

UltraDow 30 ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (85.1%)
3M Co. (Miscellaneous Manufacturing)	21,507	$1,577,753
Alcoa, Inc. (Mining)	21,507	525,201
Altria Group, Inc. (Agriculture)	21,507	1,585,281
American Express Co. (Diversified Financial Services)	21,507	1,235,361
American International Group, Inc. (Insurance)	21,507	1,332,574
Boeing Co. (Aerospace/Defense)	21,507	1,461,401
Caterpillar, Inc. (Machinery - Construction & Mining)	21,507	1,263,536
Citigroup, Inc. (Diversified Financial Services)	21,507	978,999
Coca-Cola Co. (Beverages)	21,507	928,887
Du Pont (Chemicals)	21,507	842,429
Exxon Mobil Corp. (Oil & Gas)	21,507	1,366,555
General Electric Co. (Miscellaneous Manufacturing)	21,507	724,141
General Motors Corp. (Auto Manufacturers)	21,507	658,329
Hewlett-Packard Co. (Computers)	21,507	628,004
Home Depot, Inc. (Retail)	21,507	820,277
Honeywell International, Inc. (Miscellaneous Manufacturing)	21,507	806,512
Intel Corp. (Semiconductors)	21,507	530,148
International Business Machines Corp. (Computers)	21,507	1,725,292
J.P. Morgan Chase & Co. (Diversified Financial Services)	21,507	729,733
Johnson & Johnson (Healthcare - Products)	21,507	1,360,963
McDonald’s Corp. (Retail)	21,507	720,269
Merck & Co., Inc. (Pharmaceuticals)	21,507	585,205
Microsoft Corp. (Software)	21,507	553,375
Pfizer, Inc. (Pharmaceuticals)	21,507	537,030
Procter & Gamble Co. (Cosmetics/Personal Care)	21,507	1,278,806
SBC Communications, Inc. (Telecommunications)	21,507	515,523
United Technologies Corp. (Aerospace/Defense)	21,507	1,114,923
Verizon Communications, Inc. (Telecommunications)	21,507	703,064
Wal-Mart Stores, Inc. (Retail)	21,507	942,437
Walt Disney Co. (Media)	21,507	518,964

Total Common Stocks (Cost $24,777,945)		28,550,972

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (12.3%)
UBS *, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $4,120,219 (Collateralized by $4,272,000 Federal National Mortgage Association, 3.00%, 3/2/07, market value $4,192,518)	$4,119,000	4,119,000

Total Repurchase Agreements (Cost $4,119,000)		4,119,000

	Contracts
Options Purchased (NM)
Dow Jones Futures Put Option expiring October 2005 @ $6,000	300	929

Total Options Purchased (Cost $3,350)		929

Total Investment Securities (Cost $28,900,295) - 97.4%		$32,670,901

Percentages indicated are based on net assets of $33,529,711.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Dow Jones Industrial Average Futures Contract expiring December 2005 (Underlying face amount at value $30,628,220)	578	$(289,807)

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones Industrial Average expiring 10/28/05 (Underlying notional amount at value $6,408,820)	606	$68,211

UltraDow 30 ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Aerospace/Defense	7.7%
Agriculture	4.7%
Auto Manufacturers	2.0%
Beverages	2.8%
Chemicals	2.5%
Computers	7.0%
Cosmetics/Personal Care	3.8%
Diversified Financial Services	8.7%
Healthcare-Products	4.1%
Insurance	4.0%
Machinery-Construction & Mining	3.8%
Media	1.5%
Mining	1.6%
Miscellaneous Manufacturing	9.2%
Oil & Gas	4.1%
Pharmaceuticals	3.3%
Retail	7.4%
Semiconductors	1.6%
Software	1.7%
Telecommunications	3.6%
Other**	12.3%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

UltraOTC ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (83.4%)
Adobe Systems, Inc. (Software)	124,319	$3,710,922
Altera Corp. * (Semiconductors)	134,758	2,575,225
Amazon.com, Inc. * (Internet)	70,226	3,181,238
American Power Conversion Corp. (Electrical Components & Equipment)	50,297	1,302,692
Amgen, Inc. * (Biotechnology)	148,044	11,794,664
Apollo Group, Inc. - Class A * (Commercial Services)	47,450	3,150,206
Apple Computer, Inc. * (Computers)	298,935	16,025,906
Applied Materials, Inc. (Semiconductors)	216,372	3,669,669
ATI Technologies, Inc. * (Semiconductors)	64,532	899,576
Autodesk, Inc. (Software)	61,685	2,864,651
BEA Systems, Inc. * (Software)	93,951	843,680
Bed Bath & Beyond, Inc. * (Retail)	102,492	4,118,129
Biogen Idec, Inc. * (Biotechnology)	94,900	3,746,652
Biomet, Inc. (Healthcare - Products)	86,359	2,997,520
Broadcom Corp. - Class A * (Semiconductors)	66,430	3,116,231
C.H. Robinson Worldwide, Inc. (Transportation)	21,827	1,399,547
Career Education Corp. * (Commercial Services)	26,572	944,900
CDW Corp. (Distribution/Wholesale)	21,827	1,286,047
Celgene Corp. * (Biotechnology)	42,705	2,319,736
Check Point Software Technologies, Ltd. * (Internet)	62,634	1,523,259
Chiron Corp. * (Biotechnology)	67,379	2,939,072
Cintas Corp. (Textiles)	52,195	2,142,605
Cisco Systems, Inc. * (Telecommunications)	589,329	10,566,669
Citrix Systems, Inc. * (Software)	52,195	1,312,182
Cognizant Technology Solutions Corp. * (Computers)	34,164	1,591,701
Comcast Corp. - Special Class A * (Media)	245,791	7,221,339
Comverse Technology, Inc. * (Telecommunications)	54,093	1,421,023
Costco Wholesale Corp. (Retail)	65,481	2,821,576
Dell, Inc. * (Computers)	227,760	7,789,392
DENTSPLY International, Inc. (Healthcare - Products)	19,929	1,076,565
Dollar Tree Stores, Inc. * (Retail)	26,572	575,284
eBay, Inc. * (Internet)	260,975	10,752,170
EchoStar Communications Corp. - Class A (Media)	56,940	1,683,716
Electronic Arts, Inc. * (Software)	78,767	4,481,055
Expeditors International of Washington, Inc. (Transportation)	26,572	1,508,758
Express Scripts, Inc * (Pharmaceuticals)	34,164	2,125,001
Fastenal Co. (Distribution/Wholesale)	18,980	1,159,488

See accompanying notes to the Schedules of Portfolio Investments.

Fiserv, Inc. * (Software)	60,736	2,785,960
Flextronics International, Ltd. * (Electronics)	160,381	2,060,896
Garmin, Ltd. (Electronics)	25,623	1,738,008
Genzyme Corp. * (Biotechnology)	83,512	5,982,800
Gilead Sciences, Inc. * (Pharmaceuticals)	115,778	5,645,336
IAC/InterActiveCorp * (Internet)	91,104	2,309,486
Intel Corp. (Semiconductors)	550,420	13,567,854
Intersil Corp. - Class A (Semiconductors)	39,858	868,107
Intuit, Inc. * (Software)	58,838	2,636,531
Invitrogen Corp. * (Biotechnology)	13,286	999,506
JDS Uniphase Corp. * (Telecommunications)	486,837	1,080,778
Juniper Networks, Inc. * (Telecommunications)	94,900	2,257,671
KLA -Tencor Corp. (Semiconductors)	61,685	3,007,761
Lam Research Corp. * (Semiconductors)	36,062	1,098,809
Lamar Advertising Co. * (Advertising)	21,827	990,073
Level 3 Communications, Inc. * (Telecommunications)	178,412	413,916
Liberty Global, Inc. - Class A * (Media)	62,634	1,696,129
Lincare Holdings, Inc. * (Healthcare - Services)	24,674	1,012,868
Linear Technology Corp. (Semiconductors)	106,288	3,995,366
Marvell Technology Group, Ltd. * (Semiconductors)	69,277	3,194,362
Maxim Integrated Products, Inc. (Semiconductors)	118,625	5,059,357
MCI, Inc. (Telecommunications)	92,053	2,335,385
MedImmune, Inc. * (Biotechnology)	68,328	2,299,237
Mercury Interactive Corp. * (Software)	23,725	939,510
Microchip Technology, Inc. (Semiconductors)	44,603	1,343,442
Microsoft Corp. (Software)	951,847	24,491,023
Millennium Pharmaceuticals, Inc. * (Biotechnology)	87,308	814,584
Molex, Inc. (Electrical Components & Equipment)	25,623	683,622
Network Appliance, Inc. * (Computers)	99,645	2,365,572
Novellus Systems, Inc. (Semiconductors)	36,062	904,435
NTL, Inc. * (Telecommunications)	23,725	1,584,830
Oracle Corp. * (Software)	556,114	6,890,252
PACCAR, Inc. (Auto Manufacturers)	49,348	3,350,236
Patterson Dental Co. * (Healthcare - Products)	34,164	1,367,585
Paychex, Inc. (Commercial Services)	93,002	3,448,514
Petsmart, Inc. (Retail)	37,011	806,100
Pixar Animation Studios * (Software)	30,368	1,351,680
QLogic Corp. * (Semiconductors)	23,725	811,395
Qualcomm, Inc. (Telecommunications)	508,664	22,762,714
Research In Motion, Ltd. * (Computers)	49,348	3,375,403

See accompanying notes to the Schedules of Portfolio Investments.

Ross Stores, Inc. (Retail)	37,011	877,161
SanDisk Corp. * (Computers)	42,705	2,060,516
Sanmina-SCI Corp. * (Electronics)	145,197	622,895
Sears Holdings Corp. * (Retail)	44,603	5,549,505
Sepracor, Inc. * (Pharmaceuticals)	26,572	1,567,482
Siebel Systems, Inc. (Software)	157,534	1,627,326
Sigma-Aldrich Corp. (Chemicals)	17,082	1,094,273
Sirius Satellite Radio, Inc. * (Media)	371,059	2,430,436
Smurfit-Stone Container Corp. * (Packaging & Containers)	64,532	668,552
Staples, Inc. (Retail)	127,166	2,711,179
Starbucks Corp. * (Retail)	137,605	6,894,010
Sun Microsystems, Inc. * (Computers)	382,447	1,499,192
Symantec Corp. * (Internet)	323,609	7,332,980
Synopsys, Inc. * (Computers)	34,164	645,700
Telefonaktiebolaget LM Ericsson ADR (Telecommunications)	28,470	1,048,835
Tellabs, Inc. * (Telecommunications)	65,481	688,860
Teva Pharmaceutical Industries, Ltd. ADR (Pharmaceuticals)	123,370	4,123,025
VeriSign, Inc. * (Internet)	64,532	1,379,049
Whole Foods Market, Inc. (Food)	17,082	2,296,675
Wynn Resorts, Ltd. * (Lodging)	27,521	1,242,573
Xilinx, Inc. (Semiconductors)	119,574	3,330,136
XM Satellite Radio Holdings, Inc. - Class A * (Media)	58,838	2,112,873
Yahoo!, Inc. * (Internet)	174,616	5,909,005

TOTAL COMMON STOCKS (Cost $208,885,727)		334,677,377

	Principal Amount
Repurchase Agreements (7.5%)
UBS **, 3.55%, 10/3/05, dated 9/30/05 with a maturity value of $30,239,943 (Collateralized by $31,186,000 various Federal National Mortgage Association Securities, 3.83%-3.94%, 11/9/05-5/3/06 market value $30,837,152)	$30,231,000	30,231,000

Total Repurchase Agreements (Cost $30,231,000)		30,231,000

TOTAL INVESTMENT SECURITIES (Cost $239,116,727) - 90.9%		$364,908,377

Percentages indicated are based on net assets of $401,265,077.

*	Non-income producing security

**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

ADR	American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ-100 Futures Contract expiring December 2005 (Underlying face amount at value $92,102,300)	571	$370,042

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini NASDAQ-100 Futures Contract expiring December 2005 (Underlying face amount at value $5,966,250)	185	$2,357

See accompanying notes to the Schedules of Portfolio Investments.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 10/28/05 (Underlying notional amount at value $192,115,466)	119,948	$3,488,644
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 10/28/05 (Underlying notional amount at value $174,666,620)	109,053	$3,540,440

UltraOTC ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Advertising	0.2%
Auto Manufacturers	0.8%
Biotechnology	7.7%
Chemicals	0.3%
Commercial Services	1.9%
Computers	8.8%
Distribution/Wholesale	0.6%
Electrical Components & Equipment	0.5%
Electronics	1.1%
Food	0.6%
Healthcare - Products	1.4%
Healthcare - Services	0.3%
Internet	8.1%
Lodging	0.3%
Media	3.8%
Packaging & Containers	0.2%
Pharmaceuticals	3.4%
Retail	6.1%
Semiconductors	11.8%
Software	13.3%
Telecommunications	11.0%
Textiles	0.5%
Transportation	0.7%
Other ***	7.5%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

UltraJapan ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Options Purchased (63.7%)
Nikkei 225 Futures Call Option expiring December 2005 @ $6,000	3,150	$120,723,750

Total Options Purchased (Cost $110,207,600)		120,723,750

	Principal Amount
Repurchase Agreements (40.4%)
UBS, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $76,649,669 (Collateralized by $78,200,000 Federal National Mortgage Association, 3.65%, 10/5/05, market value $78,160,362)	$76,627,000	76,627,000

Total Repurchase Agreements (Cost $76,627,000)		76,627,000

Total Investment Securities (Cost $186,834,600) - 104.1%		$197,350,750

Percentages indicated are based on net assets of $189,612,738.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
Nikkei 225 Futures Contract expiring December 2005 (Underlying face amount at value $189,806,850)	2,778	$7,785,890

See accompanying notes to the Schedules of Portfolio Investments.

Bear ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Principal Amount	Value
Repurchase Agreements (94.4%)
UBS*, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $35,531,508 (Collateralized by $36,393,000 various U.S. Government Agency Obligations, 2.35%-3.555%, 11/1/05-4/5/07, market value $36,218,914)	$35,521,000	$35,521,000

Total Repurchase Agreements (Cost $35,521,000)		35,521,000

	Contracts
Options Purchased (NM)
S&P 500 Futures Call Option expiring November 2005 @ $1,550	150	1,013

Total Options Purchased (Cost $2,550)		1,013

Total Investment Securities (Cost $35,523,550) - 94.4%		$35,522,013

Percentages indicated are based on net assets of $37,624,639.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring December 2005 (Underlying face amount at value $22,520,500)	73	$161,869

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the S&P 500 Index expiring 10/28/05 (Underlying notional amount at value $12,270,043)	(9,985)	$(131,584)
Equity Index Swap Agreement based on the S&P 500 Index expiring 10/28/05 (Underlying notional amount at value $2,868,392)	(2,334)	$(30,751)

See accompanying notes to the Schedules of Portfolio Investments.

Short Small-Cap ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Principal Amount	Value
Repurchase Agreements (83.2%)
UBS*, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $ 27,892,249 (Collateralized by $28,555,000 various U.S. Government Agency Obligations, 1.293%-3.841%, 10/5/05-3/2/07, market value $ 28,442,891)	$27,884,000	$27,884,000

Total Repurchase Agreements (Cost $27,884,000)		27,884,000

Options Purchased (NM)

	Contracts
Russell 2000 Futures Call Option Expiring December 2005 @ $900	80	1,640

Total Options Purchased (Cost $2,360)		1,640

Total Investment Securities (Cost $27,886,360) - 83.2%		$27,885,640

Percentages indicated are based on net assets as $33,510,442.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring December 2005 (Underlying face amount at value $4,488,330)	67	$(74,606)
Russell 2000 Futures Contract expiring December 2005 (Underlying face amount at value $1,674,750)	5	16,228

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 10/28/05 (Underlying notional amount at value $3,830,056)	(5,735)	$(51,354)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 10/28/05 (Underlying notional amount at value $23,843,024)	(35,704)	(298,692)

See accompanying notes to the Schedules of Portfolio Investments.

Short OTC ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Principal Amount	Value
Repurchase Agreements (151.8%)
UBS *, 3.55%, 10/3/05 , dated 9/30/05, with a maturity value of $27,149,029 (Collateralized by $27,763,000 various U.S. Government Agency Obligations, 3.00% – 3.841%, 10/5/05 - 3/2/07, market value $27,678,830)	$27,141,000	$27,141,000

TOTAL REPURCHASE AGREEMENTS (Cost $27,141,000)		27,141,000

	Contracts
Options Purchased (NM)
NASDAQ-100 Futures Call Option expiring November 2005 @ $2,600	250	950

TOTAL OPTIONS PURCHASED (Cost $2,375)		950

TOTAL INVESTMENT SECURITIES (Cost $27,143,375) - 151.8%		$27,141,950

Percentages indicated are based on net assets of $17,881,441.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased

	Contracts	Appreciation (Depreciation)
E-Mini NASDAQ-100 Futures Contract expiring December 2005 (Underlying face amount at value $1,419,000)	44	$561

Futures Contracts Sold
NASDAQ-100 Futures Contract expiring December 2005 (Underlying face amount at value $9,194,100)	57	(204,458)

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 10/28/05 (Underlying notional amount at value $4,459,246)	(2,784)	$(90,470)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 10/28/05 (Underlying notional amount at value $5,714,209)	(3,568)	(155,135)

See accompanying notes to the Schedules of Portfolio Investments.

UltraBear ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Principal Amount	Value
Repurchase Agreements (95.9%)
UBS*, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $111,743,048 (Collateralized by $114,630,000 various U.S. Government Agency Obligations, 2.35% - 4.009%, 10/5/05- 4/5/07, market value $113,934,269)	$111,710,000	$111,710,000

TOTAL REPURCHASE AGREEMENTS (COST $111,710,000)		111,710,000

	Contracts
Options Purchased (NM)
S&P 500 Futures Call Option expiring November 2005 @ $1,550	900	6,075

TOTAL OPTIONS PURCHASED (Cost $15,300)		6,075

TOTAL INVESTMENT SECURITIES (Cost $111,725,300) - 95.9%		$111,716,075

Percentages indicated are based on net assets of $116,501,276.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring December 2005 (Underlying face amount at value $154,250,000)	500	$1,263,235

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the S&P 500 Index expiring 10/28/05 (Underlying notional amount at value $77,379,250)	(62,971)	$(829,817)
Equity Index Swap Agreement based on the S&P 500 Index expiring 10/28/05 (Underlying notional amount at value $1,380,896)	(1,124)	(14,804)

See accompanying notes to the Schedules of Portfolio Investments.

UltraShort Mid-Cap ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Principal Amount	Value
Repurchase Agreements (96.2%)
UBS*, 3.55%, 10/3/05 , dated 9/30/05, with a maturity value of $9,491,807 (Collateralized by $9,828,000 various Federal Home Loan Bank Securities, 1.293% - 3.940%, 12/12/05-5/3/07, market value $9,673,145)	$9,489,000	$9,489,000

Total Repurchase Agreements (Cost $9,489,000)		9,489,000

	Contracts
Options Purchased (NM)
S&P MidCap 400 Futures Call Option expiring December 2005 @ $900	130	2,730

Total Options Purchased (Cost $3,835)		2,730

TOTAL INVESTMENT SECURITIES (Cost $9,492,835) - 96.2%		9,491,730

Percentages indicated are based on net assets of $9,862,951.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring December 2005 (Underlying face amount at value $9,218,560)	128	(33,304)

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 10/28/05 (Underlying notional amount at value $4,840,604)	(6,758)	$(89,877)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 10/28/05 (Underlying notional amount at value $5,693,239)	(7,948)	(98,416)

See accompanying notes to the Schedules of Portfolio Investments.

UltraShort Small-Cap ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Principal Amount	Value
Repurchase Agreements (107.2%)
UBS*, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $144,229,655 (Collateralized by $151,043,000 various Federal Home Loan Bank Securities, 3.55% - 3.56%, 11/1/05, market value $150,565,704)	$144,187,000	$144,187,000

Total Repurchase Agreements (Cost $144,187,000)		144,187,000

	Contracts
Options Purchased (NM)
Russell 2000 Futures Call Option expiring December 2005 @ $900	160	3,280

Total Options Purchased (Cost $4,720)		3,280

TOTAL INVESTMENT SECURITIES (Cost $144,191,720) - 107.2%		$144,190,280

Percentages indicated are based on net assets of $134,516,530.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring December 2005 (Underlying face amount at value $1,674,750)	5	$16,228
E-Mini Russell 2000 Futures Contract expiring December 2005 (Underlying face amount at value $1,473,780)	22	(15,266)

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 10/28/05 (Underlying notional amount at value $19,990,732)	(29,935)	$(268,051)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 10/28/05 (Underlying notional amount at value $249,095,132)	(373,009)	(3,696,901)

See accompanying notes to the Schedules of Portfolio Investments.

UltraShort Dow 30 ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Principal Amount	Value
Repurchase Agreements (100.7%)
UBS *, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $30,008,875 (Collateralized by $30,647,000 various U.S. Government Agency Obligations, 3.775-3.841%, 10/5/05-12/12/05, market value $31,601,370)	$30,000,000	$30,000,000

Total Repurchase Agreements (Cost $30,000,000)		30,000,000

	Contracts
Options Purchased (NM)
Dow Jones Industrial Average Futures Call Option expiring December 2005 @ $14,000	800	4,724

Total Options Purchased (Cost $8,300)		4,724

Total Investment Securities (Cost $30,008,300) - 100.7%		$30,004,724

Percentages indicated are based on net assets as of $29,782,054.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less than 0.05%.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on Dow Jones Industrial Average Index expiring 10/28/05 (Underlying notional amount at value $30,162,310)	(2,854)	$(316,373)

See accompanying notes to the Schedules of Portfolio Investments.

UltraShort OTC ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Principal Amount	Value
Repurchase Agreements (108.4%)
UBS*, 3.55%, 10/3/05 , dated 9/30/05, with a maturity value of $224,178,300 (Collateralized by $230,777,000 various U.S. Government Agency Obligations, 3.707% - 3.94%, 10/5/05 – 08/22/06, market value $227,965,655)	$224,112,000	$224,112,000

Total Repurchase Agreements (Cost $224,112,000)		224,112,000

	Contracts
Options Purchased (NM)
NASDAQ-100 Futures Call Option expiring November 2005 @ $2,600	1,200	4,560

Total Options Purchased (Cost $11,400)		4,560

TOTAL INVESTMENT SECURITIES (Cost $224,123,400) - 108.4%		$224,116,560

Percentages indicated are based on net assets of $206,669,280.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ-100 Futures Contract expiring December 2005 (Underlying face amount at value $120,975,000)	750	$132,060

Futures Contracts Purchased

E-Mini NASDAQ-100 Futures Contract expiring December 2005 (Underlying face amount at value $3,483,000)	108	1,377

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the NASDAQ-100 expiring 10/28/05 (Underlying notional amount at value $175,640,504)	(109,662)	$(4,070,645)
Equity Index Swap Agreement based on the NASDAQ-100 Expiring 10/28/05 (Underlying notional amount at value $121,185,116)	(75,662)	(2,589,363)

See accompanying notes to the Schedules of Portfolio Investments.

Banks UltraSector ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (75.3%)
Amcore Financial, Inc. (Banks)	20	$624
Amegy Bancorp, Inc. (Banks)	60	1,358
AmSouth Bancorp (Banks)	350	8,841
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	20	590
Associated Banc-Corp (Banks)	120	3,658
Astoria Financial Corp. (Savings & Loans)	100	2,642
BancorpSouth, Inc. (Banks)	70	1,600
Bank of America Corp. (Banks)	3,970	167,136
Bank of Hawaii Corp. (Banks)	50	2,461
Bank of New York Co., Inc. (Banks)	760	22,352
BB&T Corp. (Banks)	540	21,087
Cathay Bancorp, Inc. (Banks)	40	1,418
Chittenden Corp. (Banks)	50	1,326
Citigroup, Inc. (Diversified Financial Services)	5,120	233,062
Citizens Banking Corp. (Banks)	40	1,136
City National Corp. (Banks)	40	2,804
Comerica, Inc. (Banks)	170	10,013
Commerce Bancorp, Inc. (Banks)	160	4,910
Commerce Bancshares, Inc. (Banks)	70	3,604
Commercial Capital Bancorp, Inc. (Savings & Loans)	50	850
Commercial Federal Corp. (Savings & Loans)	40	1,366
Compass Bancshares, Inc. (Banks)	120	5,500
Cullen/Frost Bankers, Inc. (Banks)	50	2,467
Dime Community Bancshares, Inc. (Savings & Loans)	30	442
Doral Financial Corp. (Diversified Financial Services)	90	1,176
Downey Financial Corp. (Savings & Loans)	20	1,218
East-West Bancorp, Inc. (Banks)	50	1,702
F.N.B. Corp. (Banks)	50	864
Fifth Third Bancorp (Banks)	460	16,896
First BanCorp. (Banks)	70	1,184
First Horizon National Corp. (Banks)	120	4,362
First Midwest Bancorp, Inc. (Banks)	50	1,862
First Niagara Financial Group, Inc. (Savings & Loans)	120	1,733
FirstFed Financial Corp.* (Savings & Loans)	20	1,076
FirstMerit Corp. (Banks)	80	2,143
Fulton Financial Corp. (Banks)	150	2,513
Golden West Financial Corp. (Savings & Loans)	300	17,817
Greater Bay Bancorp (Banks)	50	1,232
Harbor Florida Bancshares, Inc. (Savings & Loans)	20	725
Hibernia Corp. (Banks)	150	4,506
Hudson City Bancorp, Inc. (Savings & Loans)	590	7,021
Hudson United Bancorp (Banks)	40	1,693
Huntington Bancshares, Inc. (Banks)	220	4,943
Independence Community Bank Corp. (Savings & Loans)	80	2,727
IndyMac Bancorp, Inc. (Diversified Financial Services)	60	2,375
J.P. Morgan Chase & Co. (Diversified Financial Services)	3,460	117,398
KeyCorp (Banks)	400	12,900
M&T Bank Corp. (Banks)	80	8,457
MAF Bancorp, Inc. (Savings & Loans)	30	1,230
Marshall & Ilsley Corp. (Banks)	190	8,267
Mercantile Bankshares Corp. (Banks)	80	4,310
National City Corp. (Banks)	550	18,392
NetBank, Inc. (Internet)	50	416
New York Community Bancorp (Savings & Loans)	240	3,936
North Fork Bancorp, Inc. (Banks)	430	10,965
Northern Trust Corp. (Banks)	190	9,605
OceanFirst Financial Corp. (Savings & Loans)	10	241
Old National Bancorp (Banks)	70	1,485
Pacific Capital Bancorp (Banks)	40	1,332
Park National Corp. (Banks)	10	1,083
People’s Bank (Savings & Loans)	60	1,739
PFF Bancorp, Inc. (Savings & Loans)	20	605
PNC Financial Services Group (Banks)	290	16,826
Popular, Inc. (Banks)	240	5,813
Provident Bankshares Corp. (Banks)	30	1,043
Provident Financial Services, Inc. (Savings & Loans)	70	1,232
Regions Financial Corp. (Banks)	450	14,004
Republic Bancorp, Inc. (Banks)	70	990
Sky Financial Group, Inc. (Banks)	110	3,092
South Financial Group, Inc. (Banks)	70	1,879
Sovereign Bancorp, Inc. (Savings & Loans)	370	8,155
Sterling Bancshares, Inc. (Banks)	40	588
SunTrust Banks, Inc. (Banks)	360	25,002
Susquehanna Bancshares, Inc. (Banks)	50	1,202
SVB Financial Group* (Banks)	30	1,459
Synovus Financial Corp. (Banks)	250	6,930
TCF Financial Corp. (Banks)	130	3,478
TD Banknorth, Inc. (Banks)	80	2,411
Texas Regional Bancshares, Inc.—Class A (Banks)	40	1,152
The Colonial BancGroup, Inc. (Banks)	150	3,360
TrustCo Bank Corp. NY (Banks)	70	877
Trustmark Corp. (Banks)	50	1,393
U.S. Bancorp (Banks)	1,840	51,667
UCBH Holdings, Inc. (Banks)	90	1,649
UnionBanCal Corp. (Banks)	60	4,183
United Bankshares, Inc. (Banks)	40	1,398
Valley National Bancorp (Banks)	110	2,519
W Holding Co., Inc. (Banks)	130	1,243
Wachovia Corp. (Banks)	1,560	74,239
Washington Federal, Inc. (Savings & Loans)	90	2,030
Washington Mutual, Inc. (Savings & Loans)	870	34,121
Webster Financial Corp. (Banks)	50	2,248
Wells Fargo & Co. (Banks)	1,660	97,225
Westamerica Bancorp (Banks)	30	1,550
Whitney Holding Corp. (Banks)	60	1,622
Wilmington Trust Corp. (Banks)	70	2,552
Zions Bancorp (Banks)	90	6,409

Total Common Stocks (Cost $957,410)		1,168,917

	Principal Amount
Repurchase Agreements (21.8%)
UBS**, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $338,100 (Collaterized by $350,000 Federal Home Loan Bank, 3.555%, 11/1/05, $348,894)	$338,000	338,000

Total Repurchase Agreements (Cost $338,000)		338,000

Total Investment Securities (Cost $1,295,410) — 97.1%		$1,506,917

Percentages indicated are based on net assets of $1,552,128.

*	Non-income producing security

**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Banks Index expiring 10/25/05 (Underlying notional amount at value $1,186,247)	2,524	$(5,470)

Banks UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Banks	46.6%
Diversified Financial Services	22.8%
Internet	NM
Savings & Loans	5.9%
Other***	21.8%

***	Includes non-equity securities.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

Basic Materials UltraSector ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (75.5%)
Air Products & Chemicals, Inc. (Chemicals)	3,685	$203,191
Airgas, Inc. (Chemicals)	1,100	32,593
AK Steel Holding Corp. * (Iron/Steel)	1,815	15,555
Albemarle Corp. (Chemicals)	660	24,882
Alcoa, Inc. (Mining)	15,125	369,352
Allegheny Technologies, Inc. (Iron/Steel)	1,320	40,894
Arch Coal, Inc. (Coal)	1,045	70,538
Ashland, Inc. (Chemicals)	1,265	69,879
Avery Dennison Corp. (Household Products/Wares)	1,705	89,325
Bowater, Inc. (Forest Products & Paper)	990	27,987
Cabot Corp. (Chemicals)	1,045	34,495
Cambrex Corp. (Biotechnology)	440	8,342
Caraustar Industries, Inc. * (Forest Products & Paper)	495	5,435
Carpenter Technology Corp. (Iron/Steel)	385	22,565
Chaparral Steel Co. * (Iron/Steel)	385	9,710
Chemtura Corp. (Chemicals)	4,070	50,549
Cleveland-Cliffs, Inc. (Iron/Steel)	385	33,537
Coeur d’Alene Mines Corp. * (Mining)	4,125	17,449
Commercial Metals Co. (Metal Fabricate/Hardware)	1,045	35,259
CONSOL Energy, Inc. (Coal)	1,540	117,456
Cytec Industries, Inc. (Chemicals)	660	28,631
Du Pont (Chemicals)	17,270	676,466
Eastman Chemical Co. (Chemicals)	1,375	64,584
Ecolab, Inc. (Chemicals)	3,190	101,857
Engelhard Corp. (Chemicals)	2,145	59,867
Ferro Corp. (Chemicals)	715	13,099
FMC Corp. * (Chemicals)	605	34,618
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	3,135	152,330
Fuller (H.B.) Co. (Chemicals)	495	15,385
Georgia Gulf Corp. (Chemicals)	550	13,244
Harsco Corp. (Miscellaneous Manufacturing)	715	46,883
Headwaters, Inc. * (Energy - Alternate Sources)	715	26,741
Hercules, Inc. * (Chemicals)	1,760	21,507
Huntsman Corp. * (Chemicals)	1,540	30,107
International Flavors & Fragrances, Inc. (Chemicals)	1,485	52,925

See accompanying notes to the Schedules of Portfolio Investments.

International Paper Co. (Forest Products & Paper)	8,525	254,045
Lubrizol Corp. (Chemicals)	1,155	50,046
Lyondell Chemical Co. (Chemicals)	3,905	111,761
Macdermid, Inc. (Chemicals)	440	11,554
Massey Energy Co. (Coal)	1,320	67,412
Meridian Gold, Inc. * (Mining)	1,705	37,357
Minerals Technologies, Inc. (Chemicals)	330	18,879
Monsanto Co. (Agriculture)	4,620	289,905
Neenah Paper, Inc. (Forest Products & Paper)	275	8,058
Newmont Mining Corp. (Mining)	7,095	334,670
Nucor Corp. (Iron/Steel)	2,475	145,999
Olin Corp. (Chemicals)	1,210	22,978
OM Group, Inc. * (Chemicals)	495	9,964
Peabody Energy Corp. (Coal)	2,255	190,209
Phelps Dodge Corp. (Mining)	1,650	214,384
Pope & Talbot, Inc. (Forest Products & Paper)	275	2,808
Potlatch Corp. (Forest Products & Paper)	495	25,799
PPG Industries, Inc. (Chemicals)	3,025	179,050
Praxair, Inc. (Chemicals)	5,610	268,887
Reliance Steel & Aluminum Co. (Iron/Steel)	495	26,200
Rohm & Haas Co. (Chemicals)	2,530	104,059
RPM, Inc. (Chemicals)	2,035	37,444
RTI International Metals, Inc. * (Mining)	385	15,150
Ryerson Tull, Inc. (Iron/Steel)	385	8,201
Schulman (A.), Inc. (Chemicals)	550	9,873
Sensient Technologies Corp. (Chemicals)	770	14,592
Sigma-Aldrich Corp. (Chemicals)	1,045	66,943
Steel Dynamics, Inc. (Iron/Steel)	770	26,149
Stillwater Mining Co. * (Mining)	770	7,046
The Dow Chemical Co. (Chemicals)	16,555	689,846
The Mosaic Co. * (Chemicals)	2,200	35,244
The Scotts Co. - Class A (Household Products/Wares)	385	33,853
Tredegar Corp. (Miscellaneous Manufacturing)	440	5,724
United States Steel Corp. (Iron/Steel)	1,980	83,853
USEC, Inc. (Mining)	1,485	16,573
Valspar Corp. (Chemicals)	1,650	36,894
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	825	10,321
Wellman, Inc. (Chemicals)	550	3,482
Weyerhaeuser Co. (Forest Products & Paper)	4,180	287,375
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,210	25,446

TOTAL COMMON STOCKS (Cost $5,318,532)		6,405,270

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (23.1%)
UBS**, 3.55%, 10/3/05 , dated 9/30/05, with a maturity value of $1,959,580 (Collateralized by $2,024,000 various U.S. Government Agency Obligations, 3.00% - 3.555%, 11/1/05 - 3/2/07, market value $1,999,523)	$1,959,000	1,959,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,959,000)		1,959,000

TOTAL INVESTMENT SECURITIES (Cost $7,277,532) - 98.6%		$8,364,270

Percentages indicated are based on net assets of $8,481,937.

*	Non-income producing security

**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S.
Basic Materials Sector Index expiring 10/25/05	33,261	$108,933
(Underlying notional amount at value $6,390,097)

Basic Materials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Agriculture	3.4%
Biotechnology	0.1%
Chemicals	37.7%
Coal	5.3%
Energy	0.3%
Forest Products & Paper	7.3%
Household Products/Wares	1.5%
Iron/Steel	4.9%
Metal Fabricate/Hardware	0.7%
Mining	13.7%
Miscellaneous Manufacturing	0.6%
Other***	23.1%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Biotechnology UltraSector ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (74.8%)
Abgenix, Inc. * (Pharmaceuticals)	10,320	$130,858
Albany Molecular Research, Inc. * (Commercial Services)	2,752	33,519
Alexion Pharmaceuticals, Inc. * (Biotechnology)	4,128	114,263
Amgen, Inc. * (Biotechnology)	169,936	13,538,802
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	13,416	466,743
Applera Corp. - Celera Genomics Group * (Biotechnology)	9,632	116,836
Biogen Idec, Inc. * (Biotechnology)	45,064	1,779,127
Celgene Corp. * (Biotechnology)	22,016	1,195,909
Cell Genesys, Inc. * (Biotechnology)	5,848	32,047
Cell Therapeutics, Inc. * (Pharmaceuticals)	8,256	23,612
Charles River Laboratories International, Inc. * (Biotechnology)	9,632	420,148
Chiron Corp. * (Biotechnology)	14,448	630,222
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	7,224	155,605
CuraGen Corp. * (Biotechnology)	5,848	28,948
CV Therapeutics, Inc. * (Pharmaceuticals)	5,848	156,434
Delta & Pine Land Co. (Agriculture)	4,816	127,191
Enzo Biochem, Inc. * (Biotechnology)	4,128	63,406
Enzon, Inc. * (Biotechnology)	5,848	38,772
Genentech, Inc. * (Biotechnology)	61,920	5,214,283
Genzyme Corp. * (Biotechnology)	33,712	2,415,128
Gilead Sciences, Inc. * (Pharmaceuticals)	57,448	2,801,163
Human Genome Sciences, Inc. * (Biotechnology)	17,544	238,423
ICOS Corp. * (Biotechnology)	7,912	218,529
ImClone Systems, Inc. * (Pharmaceuticals)	8,944	281,289
Incyte Genomics, Inc. * (Biotechnology)	11,008	51,738
InterMune, Inc. * (Biotechnology)	3,784	62,625
Invitrogen Corp. * (Biotechnology)	6,880	517,582
Lexicon Genetics, Inc. * (Biotechnology)	5,504	21,906
Maxygen, Inc. * (Biotechnology)	3,440	28,518
Medarex, Inc. * (Pharmaceuticals)	14,792	140,820
MedImmune, Inc. * (Biotechnology)	33,368	1,122,833
Millennium Pharmaceuticals, Inc. * (Biotechnology)	40,936	381,933
Myriad Genetics, Inc. * (Biotechnology)	4,128	90,238
Nabi Biopharmaceuticals * (Pharmaceuticals)	7,912	103,647
Nektar Therapeutics * (Biotechnology)	11,352	192,416
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	4,816	236,899

See accompanying notes to the Schedules of Portfolio Investments.

NPS Pharmaceuticals, Inc. * (Pharmaceuticals)	6,192	62,601
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	4,472	111,711
OSI Pharmaceuticals, Inc. * (Pharmaceuticals)	6,192	181,054
Protein Design Labs, Inc. * (Biotechnology)	14,104	394,912
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	5,160	48,968
Savient Pharmaceuticals, Inc. * (Biotechnology)	7,912	29,828
Techne Corp. * (Healthcare - Products)	4,816	274,416
Telik, Inc. * (Biotechnology)	6,880	112,557
Trimeris, Inc. * (Pharmaceuticals)	2,064	31,662
United Therapeutics Corp. * (Pharmaceuticals)	3,096	216,101
Vertex Pharmaceuticals, Inc. * (Biotechnology)	12,384	276,782

Total Common Stocks (Cost $26,820,877)		34,913,004

	Principal Amount
Repurchase Agreements (25.5%)
UBS **, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $11,923,526 (Collaterized by $12,386,000 various U.S. Government Agency Obligations, 3.555% - 3.94%, 11/1/05 - 5/3/06, market value $12,178,744)	$11,920,000	11,920,000

Total Repurchase Agreements (Cost $11,920,000)		11,920,000

Total Investment Securities (Cost $38,740,877) - 100.3%		$46,833,004

Percentages indicated are based on net assets as $46,684,622.

*	Non-income producing security.

**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Biotechnology Index expiring 10/25/05 (Underlying notional amount at value $35,344,693)	78,330	$(288,273)

Biotechnology UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Agriculture	0.3%
Biotechnology	62.9%
Commercial Services	0.1%
Healthcare-Products	0.6%
Pharmaceuticals	10.9%
Other***	25.5%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Consumer Goods UltraSector ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (75.3%)
Acco Brands Corp. * (Household Products/Wares)	60	$1,693
Activision, Inc. * (Software)	285	5,828
Actuant Corp. (Miscellaneous Manufacturing)	45	2,106
Alberto-Culver Co. - Class B (Cosmetics/Personal Care)	120	5,370
Altria Group, Inc. (Agriculture)	3,030	223,342
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	60	1,385
American Italian Pasta Co. (Food)	30	320
Anheuser-Busch Cos., Inc. (Beverages)	1,140	49,066
Archer-Daniels-Midland Co. (Agriculture)	870	21,454
ArvinMeritor, Inc. (Auto Parts & Equipment)	105	1,756
Avon Products, Inc. (Cosmetics/Personal Care)	690	18,630
Beazer Homes USA, Inc. (Home Builders)	60	3,520
Black & Decker Corp. (Hand/Machine Tools)	120	9,850
Blyth, Inc. (Household Products/Wares)	45	1,003
BorgWarner, Inc. (Auto Parts & Equipment)	75	4,235
Briggs & Stratton Corp. (Machinery-Diversified)	75	2,594
Brown-Forman Corp. (Beverages)	60	3,572
Brunswick Corp. (Leisure Time)	135	5,094
Bunge, Ltd. (Agriculture)	165	8,682
Callaway Golf Co. (Leisure Time)	90	1,358
Campbell Soup Co. (Food)	375	11,156
Centex Corp. (Home Builders)	180	11,624
Champion Enterprises, Inc. * (Home Builders)	105	1,552
Chiquita Brands International, Inc. (Food)	60	1,677
Church & Dwight, Inc. (Household Products/Wares)	90	3,325
Cintas Corp. (Textiles)	195	8,004
Clorox Co. (Household Products/Wares)	225	12,497
Coach, Inc. * (Apparel)	555	17,404
Coca-Cola Co. (Beverages)	3,240	139,935
Coca-Cola Enterprises, Inc. (Beverages)	360	7,020
Colgate-Palmolive Co. (Cosmetics/Personal Care)	765	40,384
ConAgra Foods, Inc. (Food)	765	18,934
Constellation Brands, Inc. * (Beverages)	285	7,410

See accompanying notes to the Schedules of Portfolio Investments.

Cooper Tire & Rubber Co. (Auto Parts & Equipment)	90	1,374
Corn Products International, Inc. (Food)	105	2,118
D.R. Horton, Inc. (Home Builders)	405	14,668
Dana Corp. (Auto Parts & Equipment)	225	2,117
Dean Foods Co. * (Food)	225	8,744
Del Monte Foods Co. * (Food)	285	3,058
Delphi Corp. (Auto Parts & Equipment)	720	1,987
Dreyer’s Grand Ice Cream Holdings, Inc. (Food)	45	3,694
Eastman Kodak Co. (Miscellaneous Manufacturing)	420	10,219
Electronic Arts, Inc. * (Software)	435	24,748
Energizer Holdings, Inc. * (Electrical Components & Equipment)	105	5,954
Ethan Allen Interiors, Inc. (Home Furnishings)	45	1,411
Fleetwood Enterprises, Inc. * (Home Builders)	75	923
Flowers Foods, Inc. (Food)	75	2,046
Ford Motor Co. (Auto Manufacturers)	2,565	25,291
Fossil, Inc. * (Household Products/Wares)	60	1,091
Furniture Brands International, Inc. (Home Furnishings)	75	1,352
G & K Services, Inc. (Textiles)	30	1,182
Garmin, Ltd. (Electronics)	90	6,105
General Mills, Inc. (Food)	525	25,304
General Motors Corp. (Auto Manufacturers)	615	18,825
Gentex Corp. (Electronics)	225	3,915
Genuine Parts Co. (Distribution/Wholesale)	255	10,939
Georgia Pacific Corp. (Forest Products & Paper)	330	11,240
Gillette Co. (Cosmetics/Personal Care)	1,320	76,824
Hain Celestial Group, Inc. * (Food)	45	873
Harley-Davidson, Inc. (Leisure Time)	420	20,345
Harman International Industries, Inc. (Home Furnishings)	90	9,205
Hasbro, Inc. (Toys/Games/Hobbies)	225	4,421
Heinz (H.J.) Co. (Food)	510	18,635
Herman Miller, Inc. (Office Furnishings)	105	3,182
HNI Corp. (Office Furnishings)	75	4,516
Hormel Foods Corp. (Food)	105	3,464
Hovnanian Enterprises, Inc. - Class A * (Home Builders)	45	2,304
Interface, Inc. - Class A * (Office Furnishings)	60	496
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	45	730
JM Smucker Co. (Food)	90	4,369
Johnson Controls, Inc. (Auto Parts & Equipment)	285	17,684
Jones Apparel Group, Inc. (Apparel)	180	5,130
KB Home (Home Builders)	105	7,686

See accompanying notes to the Schedules of Portfolio Investments.

Kellogg Co. (Food)	345	15,915
Kellwood Co. (Apparel)	45	1,163
Kenneth Cole Productions, Inc. (Retail)	15	409
Kimberly-Clark Corp. (Household Products/Wares)	705	41,968
Kraft Foods, Inc. (Food)	375	11,471
La-Z-Boy, Inc. (Home Furnishings)	75	989
Lancaster Colony Corp. (Miscellaneous Manufacturing)	45	1,935
Lear Corp. (Auto Parts & Equipment)	105	3,567
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	285	5,757
Lennar Corp. - Class A (Home Builders)	180	10,757
Lennar Corp. - Class B (Home Builders)	15	831
Lexar Media, Inc. * (Computers)	105	672
Liz Claiborne, Inc. (Apparel)	165	6,488
Loews Corp. - Carolina Group (Agriculture)	105	4,161
M.D.C. Holdings, Inc. (Home Builders)	45	3,550
Martek Biosciences Corp. * (Biotechnology)	45	1,581
Marvel Entertainment, Inc. * (Toys/Games/Hobbies)	105	1,876
Mattel, Inc. (Toys/Games/Hobbies)	600	10,009
Maytag Corp. (Home Furnishings)	105	1,917
McCormick & Co., Inc. (Food)	165	5,384
Meritage Homes Corp. * (Home Builders)	30	2,300
Modine Manufacturing Co. (Auto Parts & Equipment)	45	1,651
Mohawk Industries, Inc. * (Textiles)	75	6,019
Molson Coors Brewing Co. - Class B (Beverages)	105	6,721
Monaco Coach Corp. (Home Builders)	45	663
NBTY, Inc. * (Pharmaceuticals)	90	2,115
Newell Rubbermaid, Inc. (Housewares)	405	9,173
NIKE, Inc. - Class B (Apparel)	270	22,053
Nu Skin Enterprises, Inc. (Retail)	75	1,429
NVR, Inc. * (Home Builders)	15	13,274
Oakley, Inc. (Health Care Products)	45	780
Pentair, Inc. (Miscellaneous Manufacturing)	150	5,475
PepsiAmericas, Inc. (Beverages)	105	2,387
PepsiCo, Inc. (Beverages)	2,460	139,506
Phillips-Van Heusen Corp. (Apparel)	60	1,861
Polaris Industries, Inc. (Leisure Time)	60	2,973
Polo Ralph Lauren Corp. (Apparel)	90	4,527
Procter & Gamble Co. (Cosmetics/Personal Care)	3,645	216,731
Proliance International, Inc. * (Auto Parts & Equipment)	15	82
Pulte Homes, Inc. (Home Builders)	315	13,520
Quiksilver, Inc. * (Apparel)	165	2,384
Ralcorp Holdings, Inc. (Food)	45	1,886
Reebok International, Ltd. (Apparel)	75	4,243
Reynolds American, Inc. (Agriculture)	120	9,962

See accompanying notes to the Schedules of Portfolio Investments.

Russell Corp. (Apparel)	45	632
Sara Lee Corp. (Food)	1,155	21,887
SCP Pool Corp. (Distribution/Wholesale)	75	2,620
Smithfield Foods, Inc. * (Food)	120	3,562
Snap-on, Inc. (Hand/Machine Tools)	75	2,709
Spectrum Brands, Inc. * (Household Products/Wares)	45	1,060
Standard Pacific Corp. (Home Builders)	105	4,359
Steelcase, Inc. - Class A (Office Furnishings)	90	1,301
Superior Industries International, Inc. (Auto Parts & Equipment)	30	646
Take-Two Interactive Software, Inc. * (Software)	105	2,319
The Estee Lauder Cos., Inc. (Cosmetics/Personal Care)	195	6,792
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	255	3,975
The Hershey Co. (Food)	255	14,359
The Nautilus Group, Inc. (Leisure Time)	45	993
The Pepsi Bottling Group, Inc. (Beverages)	225	6,424
The Ryland Group, Inc. (Home Builders)	75	5,132
The Stanley Works (Hand/Machine Tools)	120	5,602
The Stride Rite Corp. (Apparel)	60	769
The Timberland Co. - Class A * (Apparel)	75	2,534
Thor Industries, Inc. (Home Builders)	60	2,040
THQ, Inc. * (Software)	90	1,919
Toll Brothers, Inc. * (Home Builders)	165	7,371
Tommy Hilfiger Corp. * (Apparel)	135	2,342
Tootsie Roll Industries, Inc. (Food)	30	953
TreeHouse Foods, Inc. * (Food)	45	1,210
Tupperware Corp. (Household Products/Wares)	75	1,709
Tyson Foods, Inc. - Class A (Food)	345	6,227
Unifi, Inc. * (Apparel)	75	251
Universal Corp. (Agriculture)	30	1,165
UST, Inc. (Agriculture)	240	10,046
V. F. Corp. (Apparel)	135	7,826
Visteon Corp. (Auto Parts & Equipment)	195	1,907
WCI Communities, Inc. * (Home Builders)	60	1,702
WD-40 Co. (Household Products/Wares)	30	795
Weight Watchers International, Inc. * (Commercial Services)	60	3,095
Whirlpool Corp. (Home Furnishings)	105	7,956
Winnebago Industries, Inc. (Home Builders)	45	1,304
Wolverine World Wide, Inc. (Apparel)	90	1,895
Wrigley (Wm.) Jr. Co. (Food)	195	14,017
Yankee Candle Co., Inc. (Household Products/Wares)	60	1,470

TOTAL COMMON STOCKS (Cost $1,658,140)		1,786,939

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (17.5%)
UBS**, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $415,123 (Collateralized by $430,000 Federal Home Loan Bank, 3.555%, 11/1/05, market value of $428,641)	$415,000	415,000

TOTAL REPURCHASE AGREEMENTS (Cost $415,000)		415,000

TOTAL INVESTMENT SECURITIES (Cost $2,073,140) - 92.8%		$2,201,939

Percentages indicated are based on net assets of $2,373,734.

*	Non-income producing security

**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones Consumer Goods Index expiring 10/25/05 (Underlying notional amount at value $1,778,344)	6,608	$28,527

Consumer Goods UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Agriculture	11.7%
Apparel	3.4%
Auto Manufacturers	1.9%
Auto Parts & Equipment	1.8%
Beverages	15.2%
Biotechnology	0.1%
Commercial Services	0.1%
Computers	NM
Cosmetics/Personal Care	15.3%
Distribution/Wholesale	0.6%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Food	8.5%
Forest Products & Paper	0.5%
Hand/Machine Tools	0.8%
Healthcare-Products	NM
Home Builders	4.6%
Home Furnishings	1.0%
Household Products/Wares	2.8%
Housewares	0.4%
Leisure Time	1.3%
Machinery-Diversified	0.1%
Miscellaneous Manufacturing	1.1%
Office Furnishings	0.4%
Pharmaceuticals	0.1%
Retail	0.1%
Software	1.5%
Textiles	0.6%
Toys/Games/Hobbies	0.7%
Other***	17.5%

NM	Not meaningful, amount is less than 0.05%.

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Consumer Services UltraSector ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (75%)
Abercrombie & Fitch Co. - Class A (Retail)	15	$748
Adesa, Inc. (Commercial Services)	15	332
Advance Auto Parts, Inc. * (Retail)	18	696
ADVO, Inc. (Advertising)	6	188
Aeropostale, Inc. * (Retail)	9	191
AirTran Holdings, Inc. * (Airlines)	15	190
Alaska Air Group, Inc. * (Airlines)	3	87
Albertson's, Inc. (Food)	54	1,385
Amazon.com, Inc. * (Internet)	51	2,310
American Eagle Outfitters, Inc. (Retail)	21	494
American Greetings Corp. - Class A (Household Products/Wares)	12	329
AmerisourceBergen Corp. (Pharmaceuticals)	18	1,391
AMR Corp. * (Airlines)	27	302
Andrx Group * (Pharmaceuticals)	12	185
AnnTaylor Stores Corp. * (Retail)	12	319
Apollo Group, Inc. - Class A * (Commercial Services)	27	1,792
Applebee's International, Inc. (Retail)	15	310
Aramark Corp. (Commercial Services)	21	561
Arbitron, Inc. (Commercial Services)	6	239
Argosy Gaming Co. * (Entertainment)	6	282
AutoNation, Inc. * (Retail)	33	659
AutoZone, Inc. * (Retail)	9	749
Avid Technology, Inc. * (Software)	6	248
Aztar Corp. * (Lodging)	6	185
Barnes & Noble, Inc. (Retail)	9	339
Bed Bath & Beyond, Inc. * (Retail)	51	2,049
Belo Corp. - Class A (Media)	18	411
Best Buy Co., Inc. (Retail)	69	3,004
Big Lots, Inc. * (Retail)	21	231
BJ’s Wholesale Club, Inc. * (Retail)	12	334
Bob Evans Farms, Inc. (Retail)	6	136
Borders Group, Inc. (Retail)	12	266
Boyd Gaming Corp. (Lodging)	9	388
Brinker International, Inc. * (Retail)	15	563
Cablevision Systems New York Group * (Media)	33	1,012
Cardinal Health, Inc. (Pharmaceuticals)	75	4,759
Career Education Corp. * (Commercial Services)	18	640
Carmax, Inc. * (Retail)	18	563
Carnival Corp. (Leisure Time)	75	3,748
Casey’s General Stores, Inc. (Retail)	9	209
Catalina Marketing Corp. (Advertising)	9	205
CBRL Group, Inc. (Retail)	9	303
CDW Corp. (Distribution/Wholesale)	12	707
CEC Entertainment, Inc. * (Retail)	6	191
Cendant Corp. (Commercial Services)	183	3,776

See accompanying notes to the Schedules of Portfolio Investments.

Charming Shoppes, Inc. * (Retail)	18	192
Cheesecake Factory, Inc. * (Retail)	15	469
Chemed Corp. (Commercial Services)	3	130
Chico’s FAS, Inc. * (Retail)	30	1,104
Circuit City Stores, Inc. (Retail)	33	566
Claire’s Stores, Inc. (Retail)	15	362
Clear Channel Communications, Inc. (Media)	87	2,861
CNET Networks, Inc. * (Internet)	24	326
Comcast Corp. - Special Class A * (Media)	366	10,753
Continental Airlines, Inc. - Class B * (Airlines)	12	116
Copart, Inc. * (Retail)	12	286
Corinthian Colleges, Inc. * (Commercial Services)	15	199
Costco Wholesale Corp. (Retail)	81	3,490
CVS Corp. (Retail)	141	4,090
Darden Restaurants, Inc. (Retail)	27	820
DeVry, Inc. * (Commercial Services)	12	229
Dex Media, Inc. (Media)	18	500
Dick’s Sporting Goods, Inc. * (Retail)	6	181
Dillards, Inc. - Class A (Retail)	12	251
DIRECTV Group, Inc. * (Media)	159	2,382
Discovery Holding Co. - Class A * (Media)	48	693
Dollar General Corp. (Retail)	51	935
Dollar Tree Stores, Inc. * (Retail)	18	390
Dow Jones & Co., Inc. (Media)	9	344
DreamWorks Animation SKG, Inc. - Class A * (Entertainment)	9	249
Dun & Bradstreet Corp. * (Software)	12	791
eBay, Inc. * (Internet)	174	7,168
EchoStar Communications Corp. - Class A (Media)	39	1,153
Education Management Corp. * (Commercial Services)	12	387
Emmis Communications Corp. * (Media)	6	133
Entercom Communications Corp. * (Media)	6	190
Expedia, Inc. * (Internet)	48	951
FactSet Research Systems, Inc. (Computers)	6	211
Family Dollar Stores, Inc. (Retail)	27	536
Fastenal Co. (Distribution/Wholesale)	12	733
Federated Department Stores, Inc. (Retail)	45	3,009
Foot Locker, Inc. (Retail)	27	592
GameStop Corp. - Class B * (Retail)	6	170
Gannett Co., Inc. (Media)	42	2,891
Gaylord Entertainment Co. * (Lodging)	6	286
Gemstar-TV Guide International, Inc. * (Media)	42	124
Genesco, Inc. * (Retail)	3	112
Getty Images, Inc. * (Advertising)	9	774
GTECH Holdings Corp. (Entertainment)	21	673
Guitar Center, Inc. * (Retail)	3	166

See accompanying notes to the Schedules of Portfolio Investments.

H & R Block, Inc. (Commercial Services)	54	1,295
Harrah’s Entertainment, Inc. (Lodging)	33	2,151
Harte-Hanks, Inc. (Advertising)	9	238
Hilton Hotels Corp. (Lodging)	63	1,406
Home Depot, Inc. (Retail)	375	14,304
IAC/InterActiveCorp * (Internet)	48	1,217
IHOP Corp. (Retail)	3	122
Interactive Data Corp. (Commercial Services)	6	136
International Game Technology (Entertainment)	60	1,620
International Speedway Corp. (Entertainment)	6	315
Interpublic Group of Cos., Inc. * (Advertising)	72	838
ITT Educational Services, Inc. * (Commercial Services)	9	444
J.C. Penney Co., Inc. (Holding Company) (Retail)	42	1,992
Jack in the Box, Inc. * (Retail)	6	179
JetBlue Airways Corp. * (Airlines)	18	317
John Wiley & Sons, Inc. (Media)	6	250
Knight-Ridder, Inc. (Media)	12	704
Kohls Corp. * (Retail)	54	2,710
Kroger Co. * (Food)	126	2,594
La Quinta Corp. * (Lodging)	36	313
Lamar Advertising Co. * (Advertising)	15	680
Las Vegas Sands Corp. * (Lodging)	21	691
Laureate Education, Inc. * (Commercial Services)	9	441
Lee Enterprises, Inc. (Media)	6	255
Liberty Global, Inc. - Class A * (Media)	39	1,056
Liberty Global, Inc. - Series C * (Media)	42	1,082
Liberty Media Corp. - Class A * (Media)	465	3,743
Limited, Inc. (Retail)	60	1,226
Linens ’n Things, Inc. * (Retail)	9	240
Longs Drug Stores Corp. (Retail)	6	257
Lowe’s Cos., Inc. (Retail)	123	7,921
Marriott International, Inc. - Class A (Lodging)	33	2,079
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	6	227
McClatchy Co. (Media)	3	196
McDonald’s Corp. (Retail)	222	7,435
McGraw-Hill Cos., Inc. (Media)	66	3,171
McKesson Corp. (Commercial Services)	48	2,277
Media General, Inc. - Class A (Media)	3	174
Meredith Corp. (Media)	6	299
MGM Grand, Inc. * (Commercial Services)	21	919
Michaels Stores, Inc. (Retail)	24	793
NAVTEQ * (Software)	15	749
News Corp. - Class A (Media)	438	6,828
Nordstrom, Inc. (Retail)	39	1,338
O’Reilly Automotive, Inc. * (Retail)	18	507

See accompanying notes to the Schedules of Portfolio Investments.

Office Depot, Inc. * (Retail)	54	1,604
OfficeMax, Inc. (Retail)	12	380
Omnicare, Inc. (Pharmaceuticals)	18	1,012
Omnicom Group, Inc. (Advertising)	33	2,759
Outback Steakhouse, Inc. (Retail)	12	439
P.F. Chang’s China Bistro, Inc. * (Retail)	3	134
Pacific Sunwear of California, Inc. * (Retail)	12	257
Panera Bread Co. - Class A * (Retail)	6	307
Payless ShoeSource, Inc. * (Retail)	12	209
Penn National Gaming * (Entertainment)	12	373
Pep Boys-Manny, Moe & Jack (Retail)	9	125
Performance Food Group Co. * (Food)	6	189
PETCO Animal Supplies, Inc. * (Retail)	6	127
Petsmart, Inc. (Retail)	24	523
Pier 1 Imports, Inc. (Retail)	15	169
Pinnacle Entertainment, Inc. * (Entertainment)	6	110
Pixar Animation Studios * (Software)	9	401
Priority Healthcare Corp. - Class B * (Pharmaceuticals)	6	167
R.H. Donnelley Corp. * (Advertising)	6	380
Radio One, Inc. * (Media)	12	158
RadioShack Corp. (Retail)	24	595
Reader’s Digest Association, Inc. (Media)	15	240
Regis Corp. (Retail)	9	340
Rent-A-Center, Inc. * (Commercial Services)	12	232
Rite Aid Corp. * (Retail)	78	303
Ross Stores, Inc. (Retail)	27	640
Royal Caribbean Cruises, Ltd. (Leisure Time)	24	1,037
Ruby Tuesday, Inc. (Retail)	12	261
Sabre Holdings Corp. (Leisure Time)	24	487
Safeway, Inc. (Food)	78	1,997
Saks, Inc. * (Retail)	21	389
Scholastic Corp. * (Media)	6	222
Scientific Games Corp. * (Entertainment)	12	372
Sears Holdings Corp. * (Retail)	18	2,240
Service Corp. International (Commercial Services)	54	448
Shopko Stores, Inc. * (Retail)	6	153
Sirius Satellite Radio, Inc. * (Media)	207	1,356
SkyWest, Inc. (Airlines)	9	241
Sonic Corp. * (Retail)	9	246
Sotheby’s Holdings, Inc. - Class A * (Commercial Services)	9	150
Southwest Airlines Co. (Airlines)	123	1,827
Staples, Inc. (Retail)	129	2,750
Starbucks Corp. * (Retail)	69	3,457
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	39	2,230
Station Casinos, Inc. (Lodging)	9	597
Strayer Education, Inc. (Commercial Services)	3	284

See accompanying notes to the Schedules of Portfolio Investments.

SuperValu, Inc. (Food)	24	747
Sysco Corp. (Food)	111	3,483
Target Corp. (Retail)	141	7,322
Telewest Global, Inc. * (Telecommunications)	42	964
The E.W. Scripps Co. - Class A (Media)	15	750
The Gap, Inc. (Retail)	111	1,935
The Men’s Wearhouse, Inc. * (Retail)	9	240
The Neiman Marcus Group, Inc. - Class A (Retail)	6	600
The New York Times Co. - Class A (Media)	24	714
The ServiceMaster Co. (Commercial Services)	51	691
The Sports Authority, Inc. * (Retail)	3	88
The Talbots, Inc. (Retail)	3	90
Tiffany & Co. (Retail)	24	954
Time Warner, Inc. (Media)	768	13,908
TJX Cos., Inc. (Retail)	84	1,720
Tractor Supply Co. * (Retail)	6	274
Tribune Co. (Media)	36	1,220
Tuesday Morning Corp. (Retail)	6	155
Univision Communications, Inc. - Class A * (Media)	45	1,194
Urban Outfitters, Inc. * (Retail)	18	529
Valassis Communications, Inc. * (Commercial Services)	9	351
VCA Antech, Inc. * (Pharmaceuticals)	15	383
Viacom, Inc. - Class B (Media)	249	8,219
Wal-Mart Stores, Inc. (Retail)	450	19,720
Walgreen Co. (Retail)	177	7,691
Walt Disney Co. (Media)	354	8,542
Washington Post Co. - Class B (Media)	3	2,408
Wendy’s International, Inc. (Retail)	21	948
Westwood One, Inc. (Media)	12	239
Whole Foods Market, Inc. (Food)	12	1,613
Williams Sonoma, Inc. * (Retail)	15	575
Wynn Resorts, Ltd. * (Lodging)	12	542
XM Satellite Radio Holdings, Inc. - Class A * (Media)	39	1,400
YUM! Brands, Inc. (Retail)	51	2,469
Zale Corp. * (Retail)	9	245

Total Common Stocks (Cost $279,300)		294,543

	Principal Amount
Repurchase Agreements (20.4%)
UBS**, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $80,024 (Collateralized by $90,000 Federal Home Loan Bank, 3.555%, 11/1/05, market value $89,716)	$80,000	$80,000

Total Repurchase Agreements (Cost $80,000)		80,000

Total Investment Securities (Cost $359,300) - 95.4%		$374,543

Percentages indicated are based on net assets of $ 392,737.

*	Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer Services Index expiring 10/25/05 (Underlying notional amount at value $295,119)	1,010	$3,011

Consumer Services UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Advertising	1.5%
Airlines	0.8%
Commercial Services	4.1%
Computers	0.1%
Distribution/Wholesale	0.4%
Entertainment	1.0%
Food	3.1%
Household Products/Wares	0.1%
Internet	3.0%
Leisure Time	1.3%
Lodging	2.8%
Media	20.8%
Miscellaneous Manufacturing	0.1%
Pharmaceuticals	2.0%
Retail	33.1%
Software	0.6%
Telecommunications	0.2%
Other***	20.4%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Financials UltraSector ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (76.3%)
ACE, Ltd. (Insurance)	253	$11,909
Affiliated Managers Group, Inc * (Diversified Financial Services)	23	1,666
AFLAC, Inc. (Insurance)	437	19,796
Alexandria Real Estate Equities, Inc. (REIT)	23	1,902
Allmerica Financial Corp. * (Insurance)	46	1,892
Allstate Corp. (Insurance)	598	33,063
AMB Property Corp. (REIT)	69	3,098
Ambac Financial Group, Inc. (Insurance)	92	6,630
American Express Co. (Diversified Financial Services)	966	55,487
American Financial Realty Trust (REIT)	115	1,633
American International Group, Inc. (Insurance)	2,001	123,983
American National Insurance Co. (Insurance)	23	2,740
AmeriCredit Corp. * (Diversified Financial Services)	138	3,294
Ameritrade Holding Corp. - Class A * (Diversified Financial Services)	230	4,940
Amerus Group Co. (Insurance)	23	1,320
AmSouth Bancorp (Banks)	322	8,134
Annaly Mortgage Management, Inc. (REIT)	115	1,489
AON Corp. (Insurance)	230	7,378
Apartment Investment and Management Co. - Class A (REIT)	92	3,568
Archstone-Smith Trust (REIT)	184	7,336
Arden Realty Group, Inc. (REIT)	69	2,841
Arthur J. Gallagher & Co. (Insurance)	92	2,651
Associated Banc-Corp (Banks)	115	3,505
Assurant, Inc. (Insurance)	92	3,502
Astoria Financial Corp. (Savings & Loans)	92	2,431
Avalonbay Communities, Inc. (REIT)	69	5,913
Axis Capital Holdings, Ltd. (Insurance)	115	3,279
BancorpSouth, Inc. (Banks)	69	1,577
Bank of America Corp. (Banks)	3,542	149,117
Bank of Hawaii Corp. (Banks)	46	2,264
Bank of New York Co., Inc. (Banks)	690	20,293
BB&T Corp. (Banks)	483	18,861
Bear Stearns Cos., Inc. (Diversified Financial Services)	92	10,097

See accompanying notes to the Schedules of Portfolio Investments.

Boston Properties, Inc. (REIT)	92	6,523
Brandywine Realty Trust (REIT)	46	1,430
BRE Properties, Inc. - Class A (REIT)	46	2,047
Brown & Brown, Inc. (Insurance)	46	2,286
Camden Property Trust (REIT)	46	2,565
Capital Automotive (REIT)	46	1,781
Capital One Financial Corp. (Diversified Financial Services)	207	16,461
CarrAmerica Realty Corp. (REIT)	46	1,654
CB Richard Ellis Group, Inc. - Class A * (Real Estate)	46	2,263
CBL & Associates Properties, Inc. (REIT)	46	1,886
Centerpoint Properties Corp. (REIT)	46	2,061
Chicago Mercantile Exchange (Diversified Financial Services)	23	7,758
Chubb Corp. (Insurance)	161	14,418
Cincinnati Financial Corp. (Insurance)	138	5,781
CIT Group, Inc. (Diversified Financial Services)	184	8,313
Citigroup, Inc. (Diversified Financial Services)	4,577	208,344
City National Corp. (Banks)	46	3,224
Colonial Properties Trust (REIT)	23	1,023
Comerica, Inc. (Banks)	161	9,483
Commerce Bancorp, Inc. (Banks)	138	4,235
Commerce Bancshares, Inc. (Banks)	69	3,552
Commerce Group, Inc. (Insurance)	23	1,334
Compass Bancshares, Inc. (Banks)	115	5,270
Conseco, Inc. * (Insurance)	138	2,913
Countrywide Credit Industries, Inc. (Diversified Financial Services)	529	17,446
Crescent Real Estate Equities Co. (REIT)	92	1,887
Cullen/Frost Bankers, Inc. (Banks)	46	2,270
Developers Diversified Realty Corp. (REIT)	92	4,296
Duke-Weeks Realty Corp. (REIT)	115	3,896
E*TRADE Financial Corp.* (Diversified Financial Services)	322	5,667
East-West Bancorp, Inc. (Banks)	46	1,566
Eaton Vance Corp. (Diversified Financial Services)	115	2,854
Edwards (A.G.), Inc. (Diversified Financial Services)	69	3,023
Endurance Specialty Holdings, Ltd. (Insurance)	46	1,569
Equifax, Inc. (Commercial Services)	115	4,018
Equity Office Properties Trust (REIT)	368	12,037
Equity Residential Properties Trust (REIT)	253	9,576
Essex Property Trust, Inc. (REIT)	23	2,070
Everest Re Group, Ltd. (Insurance)	46	4,503

See accompanying notes to the Schedules of Portfolio Investments.

Fannie Mae (Diversified Financial Services)	851	38,142
Federal Realty Investment Trust (REIT)	46	2,803
Federated Investors, Inc. - Class B (Diversified Financial Services)	92	3,057
Fidelity National Financial, Inc. (Insurance)	138	6,144
Fifth Third Bancorp (Banks)	414	15,206
First American Financial Corp. (Insurance)	69	3,151
First Horizon National Corp. (Banks)	115	4,180
First Industrial Realty Trust, Inc. (REIT)	46	1,842
First Midwest Bancorp, Inc. (Banks)	46	1,713
First Niagara Financial Group, Inc. (Savings & Loans)	115	1,661
FirstMerit Corp. (Banks)	69	1,849
Forest City Enterprises, Inc. - Class A (Real Estate)	46	1,753
Franklin Resources, Inc. (Diversified Financial Services)	115	9,655
Freddie Mac (Diversified Financial Services)	598	33,763
Friedman, Billings, Ramsey Group, Inc. (Diversified Financial Services)	138	1,406
Fulton Financial Corp. (Banks)	138	2,312
General Growth Properties, Inc. (REIT)	207	9,301
Genworth Financial, Inc. (Diversified Financial Services)	207	6,674
Golden West Financial Corp. (Savings & Loans)	276	16,392
Goldman Sachs Group, Inc. (Diversified Financial Services)	368	44,741
Hartford Financial Services Group, Inc. (Insurance)	253	19,524
HCC Insurance Holdings, Inc. (Insurance)	92	2,625
Health Care Property Investors, Inc. (REIT)	115	3,104
Health Care REIT, Inc. (REIT)	46	1,706
Healthcare Realty Trust, Inc. (REIT)	46	1,846
Hibernia Corp. (Banks)	138	4,146
Highwoods Properties, Inc. (REIT)	46	1,357
Hospitality Properties Trust (REIT)	69	2,957
Host Marriott Corp. (REIT)	276	4,664
HRPT Properties Trust (REIT)	184	2,283
Hudson City Bancorp, Inc. (Savings & Loans)	529	6,295
Hudson United Bancorp (Banks)	46	1,947
Huntington Bancshares, Inc. (Banks)	184	4,134
Independence Community Bank Corp. (Savings & Loans)	69	2,352

See accompanying notes to the Schedules of Portfolio Investments.

IndyMac Bancorp, Inc. (Diversified Financial Services)	46	1,821
Investors Financial Services Corp. (Banks)	69	2,270
iStar Financial, Inc. (REIT)	92	3,720
J.P. Morgan Chase & Co. (Diversified Financial Services)	3,105	105,353
Janus Capital Group, Inc. (Diversified Financial Services)	207	2,991
Jefferies Group, Inc. (Diversified Financial Services)	46	2,003
Jefferson-Pilot Corp. (Insurance)	115	5,885
KeyCorp (Banks)	368	11,868
Kimco Realty Corp. (REIT)	184	5,781
Legg Mason, Inc. (Diversified Financial Services)	92	10,091
Liberty Property Trust (REIT)	69	2,935
Lincoln National Corp. (Insurance)	161	8,375
Loews Corp. (Insurance)	115	10,627
M&T Bank Corp. (Banks)	69	7,294
Macerich Co. (REIT)	46	2,987
Mack-Cali Realty Corp. (REIT)	46	2,067
Marsh & McLennan Cos., Inc. (Insurance)	460	13,979
Marshall & Ilsley Corp. (Banks)	161	7,005
MBIA, Inc. (Insurance)	115	6,971
MBNA Corp. (Diversified Financial Services)	989	24,369
Mellon Financial Corp. (Banks)	368	11,765
Mercantile Bankshares Corp. (Banks)	69	3,718
Merrill Lynch & Co., Inc. (Diversified Financial Services)	759	46,565
MetLife, Inc. (Insurance)	368	18,337
MGIC Investment Corp. (Insurance)	92	5,906
Mills Corp. (REIT)	46	2,534
Moneygram International, Inc. (Software)	69	1,498
Moody’s Corp. (Commercial Services)	230	11,749
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	874	47,144
National City Corp. (Banks)	483	16,152
Nationwide Financial Services (Insurance)	46	1,842
New Century Financial Corp. (REIT)	46	1,668
New Plan Excel Realty Trust, Inc. (REIT)	92	2,111
New York Community Bancorp (Savings & Loans)	207	3,395
North Fork Bancorp, Inc. (Banks)	391	9,971
Northern Trust Corp. (Banks)	161	8,139
Nuveen Investments – Class A (Diversified Financial Services)	46	1,812

See accompanying notes to the Schedules of Portfolio Investments.

Old Republic International Corp. (Insurance)	161	4,294
Pan Pacific Retail Properties (REIT)	46	3,031
PartnerRe, Ltd. (Insurance)	46	2,946
People’s Bank (Savings & Loans)	46	1,333
Plum Creek Timber Co., Inc. (Forest Products & Paper)	161	6,103
PMI Group, Inc. (Insurance)	92	3,668
PNC Financial Services Group (Banks)	253	14,679
Popular, Inc. (Banks)	207	5,014
Prentiss Properties Trust (REIT)	46	1,868
Principal Financial Group, Inc. (Insurance)	253	11,985
Progressive Corp. (Insurance)	161	16,868
Prologis (REIT)	207	9,172
Protective Life Corp. (Insurance)	46	1,894
Providian Financial Corp. * (Diversified Financial Services)	253	4,473
Prudential Financial, Inc. (Insurance)	460	31,078
Public Storage, Inc. (REIT)	69	4,623
Radian Group, Inc. (Insurance)	69	3,664
Raymond James Financial Corp. (Diversified Financial Services)	46	1,478
Rayonier, Inc. (Forest Products & Paper)	46	2,651
Realty Income Corp. (REIT)	69	1,650
Reckson Associates Realty Corp. (REIT)	69	2,384
Regency Centers Corp. (REIT)	46	2,643
Regions Financial Corp. (Banks)	414	12,884
RenaissanceRe Holdings (Insurance)	69	3,017
SAFECO Corp. (Insurance)	115	6,139
Schwab (Diversified Financial Services)	989	14,271
SEI Investments Co. (Software)	69	2,593
Shurgard Storage Centers, Inc. - Class A (REIT)	46	2,570
Simon Property Group, Inc. (REIT)	184	13,639
Sky Financial Group, Inc. (Banks)	92	2,586
SL Green Realty Corp. (REIT)	46	3,136
SLM Corp. (Diversified Financial Services)	368	19,740
South Financial Group, Inc. (Banks)	69	1,852
Sovereign Bancorp, Inc. (Savings & Loans)	322	7,097
St. Joe Co. (Real Estate)	69	4,309
St. Paul Cos., Inc. (Insurance)	598	26,832
StanCorp Financial Group, Inc. (Insurance)	23	1,937
State Street Corp. (Banks)	299	14,627
SunTrust Banks, Inc. (Banks)	322	22,363
SVB Financial Group * (Banks)	23	1,119
Synovus Financial Corp. (Banks)	230	6,376
T. Rowe Price Group, Inc. (Diversified Financial Services)	115	7,510

See accompanying notes to the Schedules of Portfolio Investments.

TCF Financial Corp. (Banks)	115	3,076
TD Banknorth, Inc. (Banks)	69	2,080
The Colonial BancGroup, Inc. (Banks)	138	3,091
Thornburg Mortgage Asset Corp. (REIT)	92	2,306
Torchmark Corp. (Insurance)	92	4,860
Trizec Properties, Inc. (REIT)	92	2,122
U.S. Bancorp (Banks)	1,633	45,854
UCBH Holdings, Inc. (Banks)	69	1,264
UnionBanCal Corp. (Banks)	46	3,207
United Dominion Realty Trust, Inc. (REIT)	115	2,726
Unitrin, Inc. (Insurance)	46	2,183
UnumProvident Corp. (Insurance)	253	5,187
Valley National Bancorp (Banks)	92	2,107
Ventas, Inc. (REIT)	92	2,962
Vornado Realty Trust (REIT)	115	9,961
W.R. Berkley Corp. (Insurance)	92	3,632
Wachovia Corp. (Banks)	1,403	66,768
Waddell & Reed Financial, Inc. (Diversified Financial Services)	69	1,336
Washington Federal, Inc. (Savings & Loans)	69	1,557
Washington Mutual, Inc. (Savings & Loans)	782	30,669
Webster Financial Corp. (Banks)	46	2,068
Weingarten Realty Investors (REIT)	69	2,612
Wells Fargo & Co. (Banks)	1,495	87,561
Westamerica Bancorp (Banks)	23	1,188
Whitney Holding Corp. (Banks)	46	1,244
Willis Group Holdings, Ltd. (Insurance)	115	4,318
Wilmington Trust Corp. (Banks)	69	2,515
XL Capital, Ltd. - Class A (Insurance)	115	7,823
Zions Bancorp (Banks)	69	4,913

Total Common Stock (Cost $1,533,236)		2,241,541

	Principal Amount
Repurchase Agreement (26.6%)
UBS**, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $781,231 (Collateralized by $796,000 Federal Home Loan Bank, 3.555%, 11/1/05, market value $793,485)	$781,000	781,000

Total Repurchase Agreements (Cost $781,000)		781,000

Total Investment Securities (Cost $2,314,236) - 102.9%		$3,022,541

Percentages indicated are based on net assets as of $2,937,461.

*	Non-income producing security

**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones
U.S. Financials Index expiring 11/25/05 (Underlying notional amount at value $2,264,748)	4,735	$18,453

Financials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Banks	22.3%
Commercial Services	0.5%
Diversified Financial Services	26.4%
Forest Products & Paper	0.3%
Insurance	16.9%
Real Estate	0.3%
Real Estate Investment Trust	7.0%
Savings & Loans	2.5%
Software	0.1%
Other***	26.6%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Health Care UltraSector ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (74.8%)
Abbott Laboratories (Pharmaceuticals)	12,144	$514,905
Abgenix, Inc. * (Pharmaceuticals)	660	8,369
Advanced Medical Optics, Inc. * (Healthcare - Products)	528	20,038
Aetna, Inc. (Healthcare - Services)	2,244	193,297
Affymetrix, Inc. * (Biotechnology)	528	24,409
Albany Molecular Research, Inc. * (Commercial Services)	132	1,608
Alcon, Inc. (Healthcare - Products)	660	84,401
Alexion Pharmaceuticals, Inc. * (Biotechnology)	264	7,308
Alkermes, Inc. * (Pharmaceuticals)	660	11,088
Allergan, Inc. (Pharmaceuticals)	1,056	96,751
Alpharma, Inc. (Pharmaceuticals)	264	6,566
American Healthways, Inc. * (Healthcare - Services)	264	11,194
American Medical Systems Holdings, Inc. * (Healthcare - Products)	528	10,639
American Pharmaceutical Partners, Inc. * (Pharmaceuticals)	264	12,054
AMERIGROUP Corp. * (Healthcare - Services)	396	7,572
Amgen, Inc. * (Biotechnology)	9,900	788,734
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	792	27,554
Applera Corp. - Applied Biosystems Group (Electronics)	1,584	36,812
Applera Corp. - Celera Genomics Group * (Biotechnology)	528	6,405
Apria Healthcare Group, Inc. * (Healthcare - Services)	396	12,636
ArthroCare Corp. * (Healthcare - Products)	132	5,309
Bard (C.R.), Inc. (Healthcare - Products)	792	52,296
Barr Laboratories, Inc. * (Pharmaceuticals)	660	36,247
Bausch & Lomb, Inc. (Healthcare - Products)	396	31,949
Baxter International, Inc. (Healthcare - Products)	4,884	194,724
Beckman Coulter, Inc. (Healthcare - Products)	528	28,501
Becton, Dickinson & Co. (Healthcare - Products)	1,848	96,891
Beverly Enterprises, Inc. * (Healthcare - Services)	792	9,702
Bio-Rad Laboratories, Inc. - Class A * (Biotechnology)	132	7,259
Biogen Idec, Inc. * (Biotechnology)	2,640	104,227
Biomet, Inc. (Healthcare - Products)	1,848	64,144
Biosite Diagnostics, Inc. * (Healthcare - Products)	132	8,166

See accompanying notes to the Schedules of Portfolio Investments.

Boston Scientific Corp. * (Healthcare - Products)	4,620	107,969
Bristol-Myers Squibb Co. (Pharmaceuticals)	15,180	365,231
Caremark Rx, Inc. * (Pharmaceuticals)	3,564	177,951
Celgene Corp. * (Biotechnology)	1,320	71,702
Cell Genesys, Inc. * (Biotechnology)	396	2,170
Cell Therapeutics, Inc. * (Pharmaceuticals)	528	1,510
Centene Corp. * (Healthcare - Services)	264	6,608
Cephalon, Inc. * (Pharmaceuticals)	396	18,382
Charles River Laboratories International, Inc. * (Biotechnology)	528	23,031
Chiron Corp. * (Biotechnology)	792	34,547
CIGNA Corp. (Insurance)	1,056	124,460
Community Health Systems, Inc. * (Healthcare - Services)	660	25,615
Cooper Cos., Inc. (Healthcare - Products)	396	30,338
Covance, Inc. * (Healthcare - Services)	528	25,339
Coventry Health Care, Inc. * (Healthcare - Services)	792	68,128
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	396	8,530
CuraGen Corp. * (Biotechnology)	396	1,960
CV Therapeutics, Inc. * (Pharmaceuticals)	396	10,593
Cyberonics, Inc. * (Healthcare - Products)	132	3,939
CYTYC Corp. * (Healthcare - Products)	924	24,809
Dade Behring Holdings, Inc. (Healthcare - Products)	660	24,196
Datascope Corp. (Healthcare - Products)	132	4,095
DaVita, Inc. * (Healthcare - Services)	792	36,487
Delta & Pine Land Co. (Agriculture)	264	6,972
DENTSPLY International, Inc. (Healthcare - Products)	528	28,523
Diagnostic Products Corp. (Healthcare - Products)	132	6,960
Edwards Lifesciences Corp. * (Healthcare - Products)	528	23,448
Eli Lilly & Co. (Pharmaceuticals)	7,524	402,684
Endo Pharmaceuticals Holdings, Inc. * (Pharmaceuticals)	528	14,082
Enzo Biochem, Inc. * (Biotechnology)	264	4,055
Enzon, Inc. * (Biotechnology)	396	2,625
eResearch Technology, Inc. * (Internet)	264	3,746
Express Scripts, Inc * (Pharmaceuticals)	924	57,473
Fisher Scientific International, Inc. * (Electronics)	924	57,335
Forest Laboratories, Inc. * (Pharmaceuticals)	2,772	108,025
Gen-Probe, Inc. * (Healthcare - Products)	396	19,582

See accompanying notes to the Schedules of Portfolio Investments.

Genentech, Inc. * (Biotechnology)	3,564	300,124
Genzyme Corp. * (Biotechnology)	1,980	141,847
Gilead Sciences, Inc. * (Pharmaceuticals)	3,300	160,908
Guidant Corp. (Healthcare - Products)	2,508	172,776
Haemonetics Corp. * (Healthcare - Products)	132	6,274
HCA, Inc. (Healthcare - Services)	3,300	158,135
Health Management Associates, Inc. - Class A (Healthcare - Services)	1,848	43,373
Health Net, Inc. * (Healthcare - Services)	924	43,724
Henry Schein, Inc. * (Healthcare - Products)	660	28,129
Hillenbrand Industries, Inc. (Healthcare - Products)	396	18,632
Hospira, Inc. * (Pharmaceuticals)	1,188	48,672
Human Genome Sciences, Inc. * (Biotechnology)	1,056	14,351
Humana, Inc. * (Healthcare - Services)	1,320	63,202
ICOS Corp. * (Biotechnology)	396	10,938
IDEXX Laboratories, Inc. * (Healthcare - Products)	264	17,656
ImClone Systems, Inc. * (Pharmaceuticals)	528	16,606
Immucor, Inc. * (Healthcare - Products)	396	10,866
INAMED Corp. * (Healthcare - Products)	264	19,980
Incyte Genomics, Inc. * (Biotechnology)	660	3,102
InterMune, Inc. * (Biotechnology)	264	4,369
Intuitive Surgical, Inc. * (Healthcare - Products)	264	19,349
Invacare Corp. (Healthcare - Products)	264	11,001
Invitrogen Corp. * (Biotechnology)	396	29,791
IVAX Corp. * (Pharmaceuticals)	1,716	45,234
Johnson & Johnson (Healthcare - Products)	23,232	1,470,120
Kinetic Concepts, Inc. * (Healthcare - Products)	396	22,493
King Pharmaceuticals, Inc. * (Pharmaceuticals)	1,848	28,422
Kyphon, Inc. * (Healthcare-Products)	264	11,600
Laboratory Corp. of America Holdings * (Healthcare - Services)	1,056	51,438
Lexicon Genetics, Inc. * (Biotechnology)	264	1,051
LifePoint Hospitals, Inc. * (Healthcare - Services)	396	17,317
Lincare Holdings, Inc. * (Healthcare - Services)	792	32,512
Manor Care, Inc. (Healthcare - Services)	660	25,351
Maxygen, Inc. * (Biotechnology)	264	2,189
Medarex, Inc. * (Pharmaceuticals)	924	8,796
Medco Health Solutions, Inc. * (Pharmaceuticals)	2,376	130,276
Medicis Pharmaceutical Corp. (Pharmaceuticals)	396	12,894

See accompanying notes to the Schedules of Portfolio Investments.

MedImmune, Inc. * (Biotechnology)	1,980	66,627
Medtronic, Inc. (Healthcare - Products)	9,372	502,526
Mentor Corp. (Healthcare - Products)	264	14,523
Merck & Co., Inc. (Pharmaceuticals)	17,160	466,924
MGI Pharma, Inc. * (Pharmaceuticals)	528	12,308
Millennium Pharmaceuticals, Inc. * (Biotechnology)	2,376	22,168
Millipore Corp. * (Biotechnology)	396	24,904
Molecular Devices Corp. * (Electronics)	132	2,757
Mylan Laboratories, Inc. (Pharmaceuticals)	1,716	33,050
Myriad Genetics, Inc. * (Biotechnology)	264	5,771
Nabi Biopharmaceuticals * (Pharmaceuticals)	396	5,188
Nektar Therapeutics * (Biotechnology)	660	11,187
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	264	12,986
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	132	1,848
NPS Pharmaceuticals, Inc. * (Pharmaceuticals)	396	4,004
Odyssey Healthcare, Inc. * (Healthcare - Services)	264	4,480
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	264	6,595
OSI Pharmaceuticals, Inc. * (Pharmaceuticals)	396	11,579
Owens & Minor, Inc. (Distribution/Wholesale)	264	7,748
PacifiCare Health Systems, Inc. * (Healthcare - Services)	660	52,655
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	264	7,028
PAREXEL International Corp. * (Commercial Services)	264	5,304
Patterson Dental Co. * (Healthcare - Products)	924	36,988
Pediatrix Medical Group, Inc. * (Healthcare - Services)	132	10,140
Perrigo Co. (Pharmaceuticals)	660	9,445
Pfizer, Inc. (Pharmaceuticals)	57,948	1,446,961
Pharmaceutical Product Development, Inc. * (Commercial Services)	396	22,773
PolyMedica Corp. (Healthcare - Products)	132	4,612
Protein Design Labs, Inc. * (Biotechnology)	792	22,176
PSS World Medical, Inc. * (Healthcare - Products)	528	7,044
Quest Diagnostics, Inc. (Healthcare - Services)	1,188	60,042
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	264	2,505
Renal Care Group, Inc. * (Healthcare - Services)	528	24,985

See accompanying notes to the Schedules of Portfolio Investments.

ResMed, Inc. * (Healthcare - Products)	264	21,028
Respironics, Inc. * (Healthcare - Products)	660	27,839
Savient Pharmaceuticals, Inc. * (Biotechnology)	528	1,991
Schering-Plough Corp. (Pharmaceuticals)	11,484	241,738
Sepracor, Inc. * (Pharmaceuticals)	792	46,720
Sierra Health Services, Inc. * (Healthcare - Services)	264	18,182
St. Jude Medical, Inc. * (Healthcare - Products)	2,772	129,730
STERIS Corp. (Healthcare - Products)	528	12,561
Stryker Corp. (Healthcare - Products)	2,112	104,396
Sunrise Assisted Living, Inc. * (Healthcare - Services)	132	8,810
Sybron Dental Special, Inc. * (Healthcare - Products)	264	10,977
Taro Pharmaceutical Industries, Ltd. * (Pharmaceuticals)	132	3,396
Techne Corp. * (Healthcare - Products)	264	15,043
Telik, Inc. * (Biotechnology)	396	6,479
Tenet Healthcare Corp. * (Healthcare - Services)	3,696	41,506
The Medicines Co. * (Pharmaceuticals)	396	9,112
Thermo Electron Corp. * (Electronics)	1,320	40,789
Triad Hospitals, Inc. * (Healthcare - Services)	660	29,878
Trimeris, Inc. * (Pharmaceuticals)	132	2,025
United Surgical Partners International, Inc. * (Healthcare - Services)	396	15,488
United Therapeutics Corp. * (Pharmaceuticals)	132	9,214
UnitedHealth Group, Inc. (Healthcare - Services)	9,900	556,379
Universal Health Services, Inc. - Class B (Healthcare - Services)	396	18,861
Valeant Pharmaceuticals International (Pharmaceuticals)	660	13,253
Varian Medical Systems, Inc. * (Healthcare - Products)	1,056	41,723
Varian, Inc. * (Electronics)	264	9,060
Ventana Medical Systems, Inc. * (Healthcare - Products)	264	10,050
Vertex Pharmaceuticals, Inc. * (Biotechnology)	660	14,751
Viasys Healthcare, Inc. * (Healthcare - Products)	264	6,597
Waters Corp. * (Electronics)	924	38,438
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	792	28,995
WellChoice, Inc. * (Healthcare - Services)	264	20,038
WellPoint, Inc. * (Healthcare - Services)	4,752	360,296
Wyeth (Pharmaceuticals)	10,428	482,503
Zimmer Holdings, Inc. * (Healthcare - Products)	1,980	136,402

TOTAL COMMON STOCKS (Cost $11,149,326)		13,122,432

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (25.1%)
UBS**, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $4,408,304 (Collateralized by $4,553,000 various U.S. Government Agency Obligations, 3.00%-3.775%, 12/12/05-3/2/07, market value $4,489,995)	$4,407,000	4,407,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,407,000)		4,407,000

TOTAL INVESTMENT SECURITIES (Cost $15,556,326) -99.9%		$17,529,432

Percentages indicated are based on net assets of $17,544,740.

*	Non-income producing security

**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Health Care Index expiring 11/25/05 (Underlying notional amount at value $13,233,419)	42,468	$(29,840)

Health Care UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Agriculture	NM
Biotechnology	10.1%
Commercial Services	0.2%
Distribution/Wholesale	NM
Electronics	1.1%
Healthcare-Products	21.4%
Healthcare-Services	11.7%
Insurance	0.7%
Internet	NM
Pharmaceuticals	29.6%
Other***	25.1%

***	Includes non-equity securities.

NM	Not meaningful, amount less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

Industrials UltraSector ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (74.3%)
3M Co. (Miscellaneous Manufacturing)	336	$24,649
Accenture, Ltd. - Class A * (Commercial Services)	216	5,499
Acuity Brands, Inc. (Miscellaneous Manufacturing)	24	712
Acxiom Corp. (Software)	40	749
Affiliated Computer Services, Inc. - Class A * (Computers)	56	3,058
AGCO Corp. * (Machinery-Diversified)	40	728
Agilent Technologies, Inc. * (Electronics)	232	7,597
Albany International Corp. - Class A (Machinery-Diversified)	16	590
Alexander & Baldwin, Inc. (Transportation)	24	1,278
Alliance Data Systems Corp. * (Commercial Services)	24	940
Alliant Techsystems, Inc. * (Aerospace/Defense)	16	1,194
Allied Waste Industries, Inc. * (Environmental Control)	104	879
American Standard Cos. (Building Materials)	88	4,096
Ametek, Inc. (Electrical Components & Equipment)	32	1,375
Amphenol Corp. - Class A (Electronics)	40	1,614
Anixter International, Inc. * (Telecommunications)	16	645
AptarGroup, Inc. (Miscellaneous Manufacturing)	16	797
Armor Holdings, Inc. * (Aerospace/Defense)	16	688
Arrow Electronics, Inc. * (Electronics)	56	1,756
Automatic Data Processing, Inc. (Software)	280	12,051
Avnet, Inc. * (Electronics)	56	1,369
Ball Corp. (Packaging & Containers)	48	1,764
Banta Corp. (Commercial Services)	8	407
BearingPoint, Inc. * (Commercial Services)	80	607
Belden, Inc. (Electrical Components & Equipment)	24	466
Bemis Co., Inc. (Packaging & Containers)	48	1,186

See accompanying notes to the Schedules of Portfolio Investments.

Benchmark Electronics, Inc. * (Electronics)	16	482
Boeing Co. (Aerospace/Defense)	352	23,918
Burlington Northern Santa Fe Corp. (Transportation)	184	11,003
C.H. Robinson Worldwide, Inc. (Transportation)	40	2,565
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	16	1,017
Caterpillar, Inc. (Machinery - Construction & Mining)	328	19,271
Ceridian Corp. * (Computers)	72	1,494
Certegy, Inc. (Software)	32	1,281
CheckFree Corp. * (Internet)	32	1,210
Checkpoint Systems, Inc. * (Electronics)	16	380
Choicepoint, Inc. * (Commercial Services)	40	1,727
Clarcor, Inc. (Miscellaneous Manufacturing)	24	689
CNF, Inc. (Transportation)	24	1,260
Cognex Corp. (Machinery-Diversified)	16	481
Coherent, Inc. * (Electronics)	16	468
Commscope, Inc. * (Telecommunications)	24	416
Convergys Corp. * (Commercial Services)	64	920
Cooper Industries, Ltd. - Class A (Miscellaneous Manufacturing)	40	2,766
Corrections Corp. of America * (Commercial Services)	16	635
Crane Co. (Miscellaneous Manufacturing)	24	714
Crown Holdings, Inc. * (Packaging & Containers)	80	1,275
CSX Corp. (Transportation)	104	4,834
Cummins, Inc. (Machinery-Diversified)	16	1,408
Curtiss-Wright Corp. (Aerospace/Defense)	8	494
Danaher Corp. (Miscellaneous Manufacturing)	120	6,460
Deere & Co. (Machinery-Diversified)	120	7,345
Deluxe Corp. (Commercial Services)	24	964
Dionex Corp. * (Electronics)	8	434
Donaldson Co., Inc. (Miscellaneous Manufacturing)	32	977
Dover Corp. (Miscellaneous Manufacturing)	96	3,916
DRS Technologies, Inc. (Aerospace/Defense)	16	790

See accompanying notes to the Schedules of Portfolio Investments.

Eagle Materials - Class A (Building Materials)	8	971
Eaton Corp. (Miscellaneous Manufacturing)	72	4,576
eFunds Corp. * (Software)	24	452
EGL, Inc. * (Transportation)	24	652
EMCOR Group, Inc. * (Engineering & Construction)	8	474
Emerson Electric Co. (Electrical Components & Equipment)	200	14,361
Engineered Support Systems, Inc. (Aerospace/Defense)	16	657
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	16	801
Esterline Technologies Corp. * (Aerospace/Defense)	16	606
Expeditors International of Washington, Inc. (Transportation)	48	2,725
FedEx Corp. (Transportation)	136	11,849
First Data Corp. (Software)	376	15,039
Fiserv, Inc. * (Software)	96	4,404
Flextronics International, Ltd. * (Electronics)	272	3,495
FLIR Systems, Inc. * (Electronics)	32	947
Florida Rock Industries, Inc. (Building Materials)	24	1,538
Flowserve Corp. * (Machinery-Diversified)	24	872
Fluor Corp. (Engineering & Construction)	40	2,576
Fortune Brands, Inc. (Household Products/Wares)	72	5,856
FTI Consulting, Inc. * (Commercial Services)	24	606
GATX Corp. (Trucking & Leasing)	24	949
General Dynamics Corp. (Aerospace/Defense)	80	9,564
General Electric Co. (Miscellaneous Manufacturing)	5,080	171,043
General Maritime Corp (Transportation)	16	589
Global Payments, Inc. (Software)	16	1,244
Goodrich Corp. (Aerospace/Defense)	56	2,483
Graco, Inc. (Machinery-Diversified)	32	1,097
Granite Construction, Inc. (Engineering & Construction)	16	612
Hewitt Associates, Inc. * (Commercial Services)	16	436
Honeywell International, Inc. (Miscellaneous Manufacturing)	376	14,100
Hubbell, Inc. - Class B (Electrical Components & Equipment)	24	1,126

See accompanying notes to the Schedules of Portfolio Investments.

Hughes Supply, Inc. (Distribution/Wholesale)	32	1,043
IDEX Corp. (Machinery-Diversified)	24	1,021
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	120	9,880
IMS Health, Inc. (Software)	112	2,819
Ingersoll-Rand Co. - Class A (Miscellaneous Manufacturing)	160	6,117
Iron Mountain, Inc. * (Commercial Services)	56	2,055
ITT Industries, Inc. (Miscellaneous Manufacturing)	48	5,453
J.B. Hunt Transport Services, Inc. (Transportation)	64	1,217
Jabil Circuit, Inc. * (Electronics)	88	2,721
Jacobs Engineering Group, Inc. * (Engineering & Construction)	24	1,618
Jarden Corp. * (Household Products/Wares)	16	657
JLG Industries, Inc. (Machinery - Construction & Mining)	24	878
Joy Global, Inc. (Machinery - Construction & Mining)	40	2,018
Kansas City Southern Industries, Inc. * (Transportation)	32	746
Kaydon Corp. (Metal Fabricate/Hardware)	16	455
Kennametal, Inc. (Hand/Machine Tools)	16	785
L-3 Communications Holdings, Inc. (Aerospace/Defense)	56	4,428
Lafarge Corp. (Building Materials)	16	1,082
Landstar System, Inc. (Transportation)	32	1,281
Lockheed Martin Corp. (Aerospace/Defense)	168	10,255
Louisiana-Pacific Corp. (Forest Products & Paper)	48	1,329
Manitowoc Co. (Machinery-Diversified)	16	804
Manpower, Inc. (Commercial Services)	40	1,776
Martin Marietta Materials (Building Materials)	24	1,883
Masco Corp. (Building Materials)	208	6,382
MDU Resources Group, Inc. (Electric)	56	1,996
MeadWestvaco Corp. (Forest Products & Paper)	96	2,651
Mettler Toledo International, Inc * (Electrical Components & Equipment)	24	1,224
Mine Safety Appliances Co. (Environmental Control)	16	619

See accompanying notes to the Schedules of Portfolio Investments.

Molex, Inc. (Electrical Components & Equipment)	24	640
Molex, Inc., Class A (Electrical Components & Equipment)	40	1,028
Monster Worldwide, Inc. * (Internet)	48	1,474
MPS Group, Inc. * (Commercial Services)	48	566
MSC Industrial Direct Co. - Class A (Retail)	24	796
Mueller Industries, Inc. (Metal Fabricate/Hardware)	16	444
National Instruments Corp. (Computers)	24	591
Navigant Consulting Co. * (Commercial Services)	24	460
Navistar International Corp. * (Auto Manufacturers)	32	1,038
Nordson Corp. (Machinery-Diversified)	16	608
Norfolk Southern Corp. (Transportation)	192	7,788
Northrop Grumman Corp. (Aerospace/Defense)	160	8,696
OMI Corp. (Transportation)	40	715
Orbotech, Ltd. * (Electronics)	16	400
Oshkosh Truck Corp. (Auto Manufacturers)	32	1,381
Overseas Shipholding Group, Inc. (Transportation)	16	933
Owens-Illinois, Inc. * (Packaging & Containers)	64	1,320
PACCAR, Inc. (Auto Manufacturers)	80	5,431
Packaging Corp. of America (Packaging & Containers)	32	621
Pactiv Corp. * (Packaging & Containers)	72	1,261
Pall Corp. (Miscellaneous Manufacturing)	56	1,540
Parker Hannifin Corp. (Miscellaneous Manufacturing)	56	3,601
Paychex, Inc. (Commercial Services)	160	5,934
PerkinElmer, Inc. (Electronics)	56	1,141
PHH Corp. * (Commercial Services)	24	659
Powerwave Technologies, Inc. * (Telecommunications)	48	624
Precision Castparts Corp. (Metal Fabricate/Hardware)	64	3,398
Quanex Corp. (Metal Fabricate/Hardware)	8	530
Quanta Services, Inc. * (Commercial Services)	48	612
R.R. Donnelley & Sons Co. (Commercial Services)	104	3,855

See accompanying notes to the Schedules of Portfolio Investments.

Raytheon Co. (Aerospace/Defense)	216	8,212
Regal-Beloit Corp. (Hand/Machine Tools)	16	519
Republic Services, Inc. (Environmental Control)	56	1,976
Resources Connection, Inc. * (Commercial Services)	24	711
Robert Half International, Inc. (Commercial Services)	80	2,847
Rockwell Collins, Inc. (Aerospace/Defense)	80	3,866
Rockwell International Corp. (Machinery-Diversified)	80	4,232
Roper Industries, Inc. (Miscellaneous Manufacturing)	40	1,572
Ryder System, Inc. (Transportation)	32	1,095
Sanmina-SCI Corp. * (Electronics)	248	1,064
Sealed Air Corp. * (Packaging & Containers)	40	1,898
Shaw Group, Inc. * (Engineering & Construction)	40	986
Sherwin-Williams Co. (Chemicals)	56	2,468
Simpson Manufacturing Co., Inc. (Building Materials)	16	626
Smurfit-Stone Container Corp. * (Packaging & Containers)	120	1,243
Solectron Corp. * (Electronics)	464	1,814
Sonoco Products Co. (Packaging & Containers)	48	1,311
SPX Corp. (Miscellaneous Manufacturing)	40	1,838
Stericycle, Inc. * (Environmental Control)	24	1,372
Swift Transportation Co., Inc. * (Transportation)	24	425
Symbol Technologies, Inc. (Electronics)	120	1,162
Tektronix, Inc. (Electronics)	40	1,009
Teleflex, Inc. (Miscellaneous Manufacturing)	16	1,128
Temple-Inland, Inc. (Forest Products & Paper)	56	2,288
Terex Corp. * (Machinery - Construction & Mining)	24	1,186
Tetra Tech, Inc. * (Environmental Control)	24	404
Texas Industries, Inc. (Building Materials)	8	435
Textron, Inc. (Miscellaneous Manufacturing)	56	4,016
The Brink’s Co. (Miscellaneous Manufacturing)	24	985

See accompanying notes to the Schedules of Portfolio Investments.

The Corporate Executive Board Co. (Commercial Services)	16	1,248
Thomas & Betts Corp. * (Electronics)	32	1,101
Timken Co. (Metal Fabricate/Hardware)	40	1,185
Toro Co. (Housewares)	24	882
Total System Services (Software)	16	373
Trimble Navigation, Ltd. * (Electronics)	24	809
Trinity Industries, Inc. (Miscellaneous Manufacturing)	24	972
Tyco International, Ltd. (Miscellaneous Manufacturing)	968	26,958
Union Pacific Corp. (Transportation)	128	9,178
United Parcel Service, Inc. - Class B (Transportation)	296	20,461
United Rentals, Inc. * (Commercial Services)	32	631
United Technologies Corp. (Aerospace/Defense)	456	23,639
URS Corp. * (Engineering & Construction)	24	969
USG CORP. * (Building Materials)	16	1,100
UTI Worldwide, Inc. (Transportation)	8	622
Vishay Intertechnology, Inc. * (Electronics)	80	956
Vulcan Materials Co. (Building Materials)	40	2,968
W.W. Grainger, Inc. (Distribution/Wholesale)	40	2,517
Walter Industries, Inc. (Holding Companies - Diversified)	16	783
Washington Group International, Inc. * (Engineering & Construction)	16	862
Waste Connections, Inc. * (Environmental Control)	24	842
Waste Management, Inc. (Environmental Control)	272	7,781
WebMD Corp. * (Internet)	168	1,862
Werner Enterprises, Inc. (Transportation)	24	415
Yellow Roadway Corp. * (Transportation)	24	994
York International Corp. (Building Materials)	16	897

Total Common Stocks (Cost $701,583)		751,959

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (19.6%)
UBS**, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $198,059 (Collateralized by $210,000 Federal Home Loan Bank, 3.555%, 11/1/05, market value $209,336)	$198,000	198,000

Total Repurchase Agreements (Cost $198,000)		198,000

Total Investment Securities (Cost $899,583) - 93.9%		$949,959

Percentages indicated are based on net assets as $1,011,980.

*	Non-Income producing security.

**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap based on the Dow Jones U.S. Industrials Index expiring 10/25/05 (Underlying notional amount at value $750,980)	2,801	$8,374

Industrials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Aerospace/Defense	9.8%
Auto Manufacturers	0.8%
Building Materials	2.2%
Chemicals	0.2%
Commercial Services	3.4%
Computers	0.5%
Distribution/Wholesale	0.4%
Electric	0.2%
Electrical Components & Equipment	2.0%
Electronics	3.0%
Engineering & Construction	0.8%
Environmental Control	1.4%
Forest Products & Paper	0.6%
Hand/Machine Tools	0.1%
Holding Companies	0.1%
Household Products/Wares	0.6%
Housewares	0.1%
Internet	0.4%
Machinery-Construction & Mining	2.3%
Machinery-Diversified	1.9%
Metal Fabricate/Hardware	0.6%
Miscellaneous Manufacturing	29.3%
Packaging & Containers	1.2%
Retail	0.1%
Software	3.8%
Telecommunications	0.2%
Transportation	8.2%
Trucking & Leasing	0.1%
Other***	19.6%

***	Includes non-equity securities

See accompanying notes to the Schedules of Portfolio Investments.

Internet UltraSector ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (74.7%)
Agile Software Corp. * (Internet)	9,486	$68,015
Akamai Technologies, Inc. * (Internet)	25,110	400,505
Amazon.com, Inc. * (Internet)	51,894	2,350,798
Ameritrade Holding Corp. - Class A * (Diversified Financial Services)	52,173	1,120,676
aQuantive, Inc. * (Internet)	10,602	213,418
Ariba, Inc. * (Internet)	12,555	71,564
Audible, Inc. * (Internet)	3,348	41,147
Autobytel, Inc. * (Internet)	8,091	40,536
BEA Systems, Inc. * (Software)	73,656	661,431
Check Point Software Technologies, Ltd. * (Internet)	34,317	834,589
CheckFree Corp. * (Internet)	12,555	474,830
CMGI, Inc. * (Internet)	86,769	144,904
CNET Networks, Inc. * (Internet)	25,389	344,529
Digital Insight Corp. * (Internet)	6,417	167,227
Digital River, Inc. * (Internet)	6,417	223,632
E*TRADE Financial Corp.* (Diversified Financial Services)	70,587	1,242,331
EarthLink, Inc. * (Internet)	24,552	262,706
eBay, Inc. * (Internet)	59,148	2,436,897
Expedia, Inc. * (Internet)	1	10
Google, Inc. * (Internet)	7,254	2,295,601
IAC/InterActiveCorp * (Internet)	52,452	1,329,658
Infospace, Inc. * (Internet)	5,580	133,195
Internet Security Systems, Inc. * (Internet)	7,254	174,169
Interwoven, Inc. * (Internet)	6,975	56,986
J2 Global Communications, Inc. * (Internet)	4,464	180,435
Jupitermedia Corp. * (Internet)	4,185	74,116
Macromedia, Inc. * (Internet)	13,950	567,347
Monster Worldwide, Inc. * (Internet)	20,646	634,039
Overstock.com, Inc. * (Internet)	2,511	96,297
PRICELINE.COM, Inc. * (Internet)	4,464	86,244
RealNetworks, Inc. * (Internet)	21,483	122,668
Siebel Systems, Inc. (Software)	88,164	910,734
Tibco Software, Inc. * (Internet)	37,944	317,212
United Online, Inc. (Internet)	11,997	166,158
ValueClick, Inc. * (Internet)	17,019	290,855
VeriSign, Inc. * (Internet)	48,546	1,037,428
Vignette Corp. * (Internet)	5,580	88,778
WebMD Corp. * (Internet)	65,844	729,552
webMethods, Inc. * (Internet)	10,044	71,011
Websense, Inc. * (Internet)	4,464	228,601
Yahoo!, Inc. * (Internet)	66,123	2,237,602

Total Common Stocks (Cost $13,656,700)		22,928,431

	Principal Amount
Repurchase Agreements (23.1%)
UBS**, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $7,097,099 (Collateralized by $7,317,000 various U.S. Government Agency Obligations, 3.00%-3.775%, 12/12/05 – 3/2/07 market value $7,232,652)	$7,095,000	7,095,000

See accompanying notes to the Schedules of Portfolio Investments.

TOTAL REPURCHASE AGREEMENTS (Cost $7,095,000)	7,095,000

TOTAL INVESTMENT SECURITIES (Cost $20,751,700) - 97.8%	$30,023,431

Percentages indicated are based on net assets as of $30,706,700.

*	Non-income producing security.

**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones
Composite Internet Index expiring 10/25/05 (Underlying notional amount at value $23,089,300)	269,640	$774,262

Internet UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Diversified Financial Services	7.7%
Internet	61.9%
Software	5.1%
Other***	23.1%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Mobile Telecommunications UltraSector ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (74.8%)
Alamosa Holdings, Inc. * (Telecommunications)	36,764	$629,032
Alltel Corp. (Telecommunications)	88,375	5,754,096
Nextel Partners, Inc. - Class A * (Telecommunications)	9,898	248,440
NII Holdings, Inc. - Class B * (Telecommunications)	14,847	1,253,829
Sprint Corp. (Telecommunications)	698,516	16,610,711
Telephone & Data Systems, Inc. (Telecommunications)	12,726	496,314
Telephone & Data Systems, Inc. - Special Shares (Telecommunications)	12,726	477,861
US Cellular Corp. * (Telecommunications)	3,535	188,840

Total Common Stocks (Cost $23,799,151)		25,659,123

	Principal Amount
Repurchase Agreements (25.4%)
UBS**, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $8,719,579 (Collateralized by $8,960,000 Federal Home Loan Mortgage Corp., 3.775%, 12/12/05, market value $8,891,417)	$8,717,000	8,717,000

Total Repurchase Agreements (Cost $8,717,000)		8,717,000

Total Investment Securities (Cost $32,516,151) - 100.2%		$34,376,123

Percentages indicated are based on net assets as of $34,303,739.

*	Non-income producing security

**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Mobile Telecommunications Index expiring 10/25/2005 (Underlying notional amount at value $25,659,101)	707	$(254,374)

Mobile Telecommunications UltraSector ProFund invested, as a percentage of net assets, in the following industries as of September 30, 2005:

Telecommunications	74.8%
Other***	25.4%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Oil & Gas UltraSector ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (75.0%)
Amerada Hess Corp. (Oil & Gas)	9,890	$1,359,875
Anadarko Petroleum Corp. (Oil & Gas)	28,681	2,746,206
Apache Corp. (Oil & Gas)	41,538	3,124,488
Atwood Oceanics, Inc. * (Oil & Gas)	1,978	166,567
Baker Hughes, Inc. (Oil & Gas Services)	41,538	2,478,988
BJ Services Co. (Oil & Gas Services)	40,549	1,459,359
Burlington Resources, Inc. (Oil & Gas)	48,461	3,940,849
Cabot Oil & Gas Corp. (Oil & Gas)	5,934	299,726
Cal Dive International, Inc. * (Oil & Gas Services)	4,945	313,562
Cheniere Energy, Inc. * (Oil & Gas)	5,934	245,430
Chesapeake Energy Corp. (Oil & Gas)	38,571	1,475,341
ChevronTexaco Corp. (Oil & Gas)	282,854	18,309,139
Cimarex Energy Co. * (Oil & Gas)	9,890	448,314
ConocoPhillips (Oil & Gas)	159,229	11,131,699
Cooper Cameron Corp. * (Oil & Gas Services)	6,923	511,817
Core Laboratories N.V. * (Oil & Gas Services)	2,967	95,715
Denbury Resources, Inc. * (Oil & Gas)	6,923	349,196
Devon Energy Corp. (Oil & Gas)	56,373	3,869,443
Diamond Offshore Drilling, Inc. (Oil & Gas)	7,912	484,610
Dynegy, Inc. - Class A * (Pipelines)	33,626	158,378
El Paso Corp. (Pipelines)	77,142	1,072,274
Encore Acquisition Co. * (Oil & Gas)	5,934	230,536
Ensco International, Inc. (Oil & Gas)	18,791	875,473
EOG Resources, Inc. (Oil & Gas)	29,670	2,222,283
Exxon Mobil Corp. (Oil & Gas)	799,112	50,775,577
FMC Technologies, Inc. * (Oil & Gas Services)	8,901	374,821
Forest Oil Corp. * (Oil & Gas)	6,923	360,688
Frontier Oil Corp. (Oil & Gas)	6,923	307,035
Global Industries, Ltd. * (Oil & Gas Services)	9,890	145,779
GlobalSantaFe Corp. (Oil & Gas)	27,692	1,263,309
Grant Prideco, Inc. * (Oil & Gas Services)	15,824	643,246
Grey Wolf, Inc. * (Oil & Gas)	23,736	200,094
Halliburton Co. (Oil & Gas Services)	63,296	4,337,043
Hanover Compressor Co. * (Oil & Gas Services)	11,868	164,490
Helmerich & Payne, Inc. (Oil & Gas)	5,934	358,354
Houston Exploration Co. * (Oil & Gas)	3,956	266,041

See accompanying notes to the Schedules of Portfolio Investments.

Input/Output, Inc. * (Oil & Gas Services)	8,901	71,030
Kerr-McGee Corp. (Oil & Gas)	12,857	1,248,543
Kinder Morgan, Inc. (Pipelines)	11,868	1,141,227
Lone Star Technologies, Inc. * (Oil & Gas Services)	3,956	219,914
Marathon Oil Corp. (Oil & Gas)	45,494	3,135,901
Maverick Tube Corp. * (Oil & Gas Services)	4,945	148,350
McDermott International, Inc. * (Engineering & Construction)	6,923	253,451
Murphy Oil Corp. (Oil & Gas)	21,758	1,085,071
Nabors Industries, Ltd. * (Oil & Gas)	19,780	1,420,797
National-Oilwell Varco, Inc. * (Oil & Gas Services)	21,758	1,431,676
Newfield Exploration Co. * (Oil & Gas)	15,824	776,958
Newpark Resources, Inc. * (Oil & Gas Services)	10,879	91,601
Noble Corp. (Oil & Gas)	16,813	1,151,018
Noble Energy, Inc. (Oil & Gas)	21,758	1,020,450
Occidental Petroleum Corp. (Oil & Gas)	50,439	4,309,004
Oceaneering International, Inc. * (Oil & Gas Services)	2,967	158,467
Offshore Logistics, Inc. * (Transportation)	2,967	109,779
OGE Energy Corp. (Electric)	10,879	305,700
Parker Drilling Co. * (Oil & Gas)	11,868	110,016
Patterson-UTI Energy, Inc. (Oil & Gas)	20,769	749,346
Pioneer Natural Resources Co. (Oil & Gas)	17,802	977,686
Plains Exploration & Production Co. * (Oil & Gas)	9,890	423,490
Pogo Producing Co. (Oil & Gas)	6,923	408,042
Pride International, Inc. * (Oil & Gas)	19,780	563,928
Quicksilver Resources, Inc. * (Oil & Gas)	6,924	330,874
Range Resources Corp. (Oil & Gas)	10,879	420,038
Rowan Cos., Inc. (Oil & Gas)	13,846	491,395
Schlumberger, Ltd. (Oil & Gas Services)	74,175	6,258,888
SEACOR SMIT, Inc. * (Oil & Gas Services)	1,978	143,563
Smith International, Inc. (Oil & Gas Services)	26,703	889,477
Southwestern Energy Co. * (Oil & Gas)	9,890	725,926
St. Mary Land & Exploration Co. (Oil & Gas)	6,923	253,382
Stone Energy Corp. * (Oil & Gas)	2,967	181,106

See accompanying notes to the Schedules of Portfolio Investments.

Sunoco, Inc. (Oil & Gas)	16,813	1,314,777
Superior Energy Services, Inc. * (Oil &	9,890	228,360
Gas Services)
Tesoro Petroleum Corp. (Oil & Gas)	8,901	598,503
Tidewater, Inc. (Oil & Gas Services)	6,923	336,942
Todco - Class A (Oil & Gas)	7,912	330,010
Transocean Sedco Forex, Inc. * (Oil & Gas)	40,549	2,486,059
Unit Corp. * (Oil & Gas)	4,945	273,360
Valero Energy Corp. (Oil & Gas)	38,571	4,360,837
Veritas DGC, Inc. * (Oil & Gas Services)	3,956	144,869
Vintage Petroleum, Inc. (Oil & Gas)	6,923	316,104
Weatherford International, Ltd. * (Oil & Gas Services)	17,802	1,222,285
Western Gas Resources, Inc. (Pipelines)	7,912	405,332
Williams Cos., Inc. (Pipelines)	70,219	1,758,986
XTO Energy, Inc. (Oil & Gas)	43,516	1,972,145

Total Common Stocks (Cost $121,699,033)		163,320,408

	Principal Amount
Repurchase Agreements (22.7%)
UBS**, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $49,446,624 (Collateralized by $50,600,000 various U.S. Government Agency Obligations, 3.555%-3.833%, 11/1/05-11/9/05, market value $50,421,420)	$49,432,000	49,432,000

Total Repurchase Agreements (Cost $49,432,000)		49,432,000

Total Investment Securities (Cost $171,131,033) - 97.7%		$212,752,408

Percentages are based on the net assets of $217,826,963.

*	Non-income producing security

**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index expiring 10/25/05 (Underlying notional amount at value $163,250,240)	359,258	$3,177,994

Oil & Gas UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Electric	0.1%
Engineering & Construction	0.1%
Oil & Gas	62.6%
Oil & Gas Services	10.0%
Pipelines	2.1%
Transportation	0.1%
Other***	22.7%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Pharmaceuticals UltraSector ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (74.8%)
Alkermes, Inc. * (Pharmaceuticals)	945	$15,876
Allergan, Inc. (Pharmaceuticals)	1,365	125,061
Alpharma, Inc. (Pharmaceuticals)	420	10,445
American Pharmaceutical Partners, Inc. * (Pharmaceuticals)	420	19,177
Barr Laboratories, Inc. * (Pharmaceuticals)	945	51,899
Bristol-Myers Squibb Co. (Pharmaceuticals)	20,160	485,050
Cephalon, Inc. * (Pharmaceuticals)	630	29,245
Eli Lilly & Co. (Pharmaceuticals)	9,975	533,862
Endo Pharmaceuticals Holdings, Inc. * (Pharmaceuticals)	735	19,602
Forest Laboratories, Inc. * (Pharmaceuticals)	3,570	139,123
Hospira, Inc. * (Pharmaceuticals)	1,575	64,528
IVAX Corp. * (Pharmaceuticals)	2,310	60,892
Johnson & Johnson (Healthcare - Products)	30,660	1,940,165
King Pharmaceuticals, Inc. * (Pharmaceuticals)	2,520	38,758
Medicis Pharmaceutical Corp. (Pharmaceuticals)	525	17,094
Merck & Co., Inc. (Pharmaceuticals)	22,680	617,123
MGI Pharma, Inc. * (Pharmaceuticals)	735	17,133
Mylan Laboratories, Inc. (Pharmaceuticals)	2,205	42,468
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	210	2,940
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	315	8,385
Perrigo Co. (Pharmaceuticals)	945	13,523
Pfizer, Inc. (Pharmaceuticals)	76,545	1,911,328
Schering-Plough Corp. (Pharmaceuticals)	15,225	320,486
Sepracor, Inc. * (Pharmaceuticals)	1,050	61,940
Taro Pharmaceutical Industries, Ltd. * (Pharmaceuticals)	210	5,403
The Medicines Co. * (Pharmaceuticals)	420	9,664
Valeant Pharmaceuticals International (Pharmaceuticals)	945	18,976
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	1,155	42,285
Wyeth (Pharmaceuticals)	13,755	636,443

Total Common Stocks (Cost $6,486,045)		7,258,874

	Principal Amount
Repurchase Agreements (26.3%)
UBS**, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $2,554,756 (Collateralized by $2,651,000 Federal National Mortgage Association, 2.35% - 3.00%, 3/2/07-4/5/07, market value $2,593,089)	$2,554,000	$2,554,000

See accompanying notes to the Schedules of Portfolio Investments.

TOTAL REPURCHASE AGREEMENTS (Cost $2,554,000)		2,554,000

	Shares
Rights/Warrants (NM)
OSI Pharmaceuticals, Inc. (Pharmaceuticals)	14	1

Total Right/Warrants (Cost $0)		1

TOTAL INVESTMENT SECURITIES (Cost $9,040,045) - 101.1%		$9,812,875

Percentages indicated are based on net assets as of $9,699,307.

*	Non-income producing security

**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less then 0.05%.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Pharmaceuticals Index expiring 10/25/05 (Underlying notional amount at value $7,266,008)	29,209	$(15,689)

Pharmaceuticals UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Healthcare–Products	20.0%
Pharmaceuticals	54.9%
Other***	26.2%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Precious Metals UltraSector ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Principal Amount	Value
Repurchase Agreements (104.3%)
UBS*, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $139,605,288 (Collateralized by $145,092,000 various U.S. Government Agency Obligations, 3.707%-4.009%, 11/9/05-7/28/06, market value $142,356,924)	$139,564,000	$139,564,000

TOTAL REPURCHASE AGREEMENTS (Cost $139,564,000)		139,564,000

TOTAL INVESTMENT SECURITIES (Cost $139,564,000) - 104.3%		$139,564,000

Percentages indicated are based on net assets of $133,861,385.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones
Precious Metals Index expiring 10/25/05 (Underlying notional amount at value $200,838,214)	857,660	$(2,758,843)

See accompanying notes to the Schedules of Portfolio Investments.

Real Estate UltraSector ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (74.8%)
Alexandria Real Estate Equities, Inc. (REIT)	1,666	$137,762
AMB Property Corp. (REIT)	6,426	288,527
American Financial Realty Trust (REIT)	9,877	140,253
American Home Mortgage Investment Corp. (REIT)	3,451	104,565
Annaly Mortgage Management, Inc. (REIT)	9,401	121,743
Apartment Investment and Management Co. - Class A (REIT)	7,259	281,504
Archstone-Smith Trust (REIT)	15,351	612,044
Arden Realty Group, Inc. (REIT)	5,117	210,667
Avalonbay Communities, Inc. (REIT)	5,593	479,320
Boston Properties, Inc. (REIT)	8,568	607,471
Brandywine Realty Trust (REIT)	4,165	129,490
BRE Properties, Inc. - Class A (REIT)	3,927	174,752
Camden Property Trust (REIT)	4,046	225,565
Capital Automotive (REIT)	3,570	138,195
CarrAmerica Realty Corp. (REIT)	4,522	162,566
CB Richard Ellis Group, Inc. - Class A * (Real Estate)	4,046	199,063
CBL & Associates Properties, Inc. (REIT)	4,641	190,235
Centerpoint Properties Corp. (REIT)	3,689	165,267
Colonial Properties Trust (REIT)	3,332	148,207
Cousins Properties, Inc. (REIT)	2,975	89,905
Crescent Real Estate Equities Co. (REIT)	7,616	156,204
Developers Diversified Realty Corp. (REIT)	8,330	389,011
Duke-Weeks Realty Corp. (REIT)	11,067	374,950
Equity Inns, Inc. (REIT)	4,046	54,621
Equity Lifestyle Properties, Inc. (REIT)	1,666	74,970
Equity Office Properties Trust (REIT)	31,297	1,023,725
Equity Residential Properties Trust (REIT)	21,658	819,755
Essex Property Trust, Inc. (REIT)	1,666	149,940
Federal Realty Investment Trust (REIT)	4,046	246,523
FelCor Lodging Trust, Inc. * (REIT)	3,570	54,086
First Industrial Realty Trust, Inc. (REIT)	3,213	128,681
Forest City Enterprises, Inc. - Class A (Real Estate)	4,403	167,754
Friedman, Billings, Ramsey Group, Inc. (Diversified Financial Services)	12,138	123,686
Gables Residential Trust (REIT)	2,261	98,693
General Growth Properties, Inc. (REIT)	17,255	775,267
Glenborough Realty Trust, Inc. (REIT)	2,737	52,550
Health Care Property Investors, Inc. (REIT)	10,234	276,216

See accompanying notes to the Schedules of Portfolio Investments.

Health Care REIT, Inc. (REIT)	3,927	145,652
Healthcare Realty Trust, Inc. (REIT)	3,570	143,300
Highwoods Properties, Inc. (REIT)	4,165	122,909
Home Properties of New York, Inc. (REIT)	2,380	93,415
Hospitality Properties Trust (REIT)	5,117	219,315
Host Marriott Corp. (REIT)	25,109	424,342
HRPT Properties Trust (REIT)	15,351	190,506
IMPAC Mortgage Holdings, Inc. (REIT)	5,712	70,029
iStar Financial, Inc. (REIT)	8,568	346,404
Jones Lang LaSalle, Inc. (Real Estate)	2,261	104,142
Kilroy Realty Corp. (REIT)	2,142	120,016
Kimco Realty Corp. (REIT)	16,422	515,979
Liberty Property Trust (REIT)	6,545	278,424
Mack-Cali Realty Corp. (REIT)	4,760	213,914
MeriStar Hospitality Corp. * (REIT)	6,783	61,929
Mills Corp. (REIT)	4,165	229,408
Nationwide Health Properties, Inc. (REIT)	5,117	119,226
New Century Financial Corp. (REIT)	4,284	155,381
New Plan Excel Realty Trust, Inc. (REIT)	7,854	180,249
Novastar Financial, Inc. (REIT)	2,261	74,590
Pan Pacific Retail Properties (REIT)	3,094	203,895
Pennsylvania REIT	2,618	110,427
Plum Creek Timber Co., Inc. (Forest Products & Paper)	14,161	536,843
Post Properties, Inc. (REIT)	3,094	115,252
Prentiss Properties Trust (REIT)	3,451	140,111
Prologis (REIT)	18,445	817,298
Public Storage, Inc. (REIT)	6,783	454,461
Rayonier, Inc. (Forest Products & Paper)	3,808	219,417
Realty Income Corp. (REIT)	6,069	145,110
Reckson Associates Realty Corp. (REIT)	6,188	213,795
Redwood Trust, Inc. (REIT)	1,785	86,769
Regency Centers Corp. (REIT)	4,641	266,625
Saxon Capital, Inc. (REIT)	3,808	45,125
Shurgard Storage Centers, Inc. - Class A (REIT)	3,570	199,456
Simon Property Group, Inc. (REIT)	17,017	1,261,300
SL Green Realty Corp. (REIT)	3,094	210,949
St. Joe Co. (Real Estate)	5,474	341,852
Taubman Centers, Inc. (REIT)	3,570	113,169
The Macerich Co. (REIT)	4,522	293,659
Thornburg Mortgage Asset Corp. (REIT)	7,735	193,839
Trizec Properties, Inc. (REIT)	7,140	164,648
United Dominion Realty Trust, Inc. (REIT)	10,234	242,546
Ventas, Inc. (REIT)	7,973	256,731
Vornado Realty Trust (REIT)	10,115	876,161
Washington REIT	3,213	99,956
Weingarten Realty Investors (REIT)	6,069	229,712

Total Common Stocks (Cost $17,335,639)		21,221,969

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (21.2%)
UBS **, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $6,003,776 (Collateralized by $6,170,000 Federal Home Loan Mortgage Corp., 3.775%, 12/12/05, market value $6,122,773)	$6,002,000	6,002,000

Total Repurchase Agreements (Cost $6,002,000)		6,002,000

Total Investment Securities (Cost $23,337,639) - 96.0%		$27,223,969

Percentages based upon net assets of $28,366,705.

*	Non-income producing security

**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

REIT	Real Estate Investment Trust

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones
U.S. Real Estate Index expiring 10/25/05 (Underlying notional amount at value $21,221,241)	119	$361,384

Real Estate UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Diversified Financial Services	0.4%
Forest Products & Paper	2.7%
Real Estate	2.9%
Real Estate Investment Trust	68.8%
Other***	21.2%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Semiconductor UltraSector ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (75.2%)
Actel Corp. * (Semiconductors)	1,086	$15,704
Advanced Micro Devices, Inc. * (Semiconductors)	17,376	437,875
Agere Systems, Inc. * (Semiconductors)	8,145	84,789
Altera Corp. * (Semiconductors)	16,290	311,302
Amkor Technology, Inc. * (Semiconductors)	3,801	16,648
Analog Devices, Inc. (Semiconductors)	16,290	605,011
Applied Materials, Inc. (Semiconductors)	72,762	1,234,044
Applied Micro Circuits Corp. * (Semiconductors)	13,575	40,725
Asyst Technologies, Inc. * (Semiconductors)	2,172	10,122
Atmel Corp. * (Semiconductors)	19,548	40,269
ATMI, Inc. * (Semiconductors)	1,629	50,499
Axcelis Technologies, Inc. * (Semiconductors)	4,344	22,676
Broadcom Corp. - Class A * (Semiconductors)	11,946	560,387
Brooks Automation, Inc. * (Semiconductors)	2,172	28,953
Cabot Microelectronics Corp. * (Chemicals)	1,086	31,907
Cirrus Logic, Inc. * (Semiconductors)	3,258	24,728
Cohu, Inc. (Semiconductors)	1,086	25,684
Conexant Systems, Inc. * (Semiconductors)	20,091	35,963
Credence Systems Corp. * (Semiconductors)	3,801	30,332
Cree Research, Inc. * (Semiconductors)	3,258	81,515
Cymer, Inc. * (Electronics)	1,629	51,020
Cypress Semiconductor Corp. * (Semiconductors)	5,973	89,894
DSP Group, Inc. * (Semiconductors)	1,086	27,867
ESS Technology, Inc. * (Semiconductors)	1,629	5,783
Exar Corp. * (Semiconductors)	1,629	22,839
Fairchild Semiconductor International, Inc. * (Semiconductors)	5,430	80,690
Freescale Semiconductor, Inc. - Class A * (Semiconductors)	5,430	127,116
Freescale Semiconductor, Inc. - Class B * (Semiconductors)	11,946	281,687
Helix Technology Corp. (Semiconductors)	1,086	16,019
Integrated Device Technology, Inc. * (Semiconductors)	8,688	93,309
Intel Corp. (Semiconductors)	269,871	6,652,319
Interdigital Communications Corp. * (Telecommunications)	2,172	42,658

See accompanying notes to the Schedules of Portfolio Investments.

International Rectifier Corp. * (Semiconductors)	2,715	122,392
Intersil Corp. - Class A (Semiconductors)	6,516	141,918
KLA -Tencor Corp. (Semiconductors)	8,688	423,627
Kopin Corp. * (Semiconductors)	3,258	22,643
Kulicke & Soffa Industries, Inc. * (Semiconductors)	2,172	15,747
Lam Research Corp. * (Semiconductors)	5,973	181,997
Lattice Semiconductor Corp. * (Semiconductors)	4,887	20,916
Linear Technology Corp. (Semiconductors)	13,575	510,284
LSI Logic Corp. * (Semiconductors)	16,833	165,805
LTX Corp. * (Semiconductors)	2,715	11,457
M-Systems Flash Disk Pioneers, Ltd. * (Computers)	1,629	48,740
Marvell Technology Group, Ltd. * (Semiconductors)	9,774	450,679
Maxim Integrated Products, Inc. (Semiconductors)	14,118	602,133
MEMC Electronic Materials, Inc. * (Semiconductors)	6,516	148,500
Micrel, Inc. * (Semiconductors)	2,715	30,489
Microchip Technology, Inc. (Semiconductors)	9,231	278,038
Micron Technology, Inc. * (Semiconductors)	26,607	353,873
Microsemi Corp. * (Semiconductors)	2,715	69,341
Mindspeed Technologies, Inc. * (Semiconductors)	4,344	10,469
National Semiconductor Corp. (Semiconductors)	15,204	399,865
Novellus Systems, Inc. (Semiconductors)	5,973	149,803
NVIDIA Corp. * (Semiconductors)	7,059	241,983
OmniVision Technologies, Inc. * (Semiconductors)	2,715	34,263
Photronics, Inc. * (Semiconductors)	1,629	31,603
PMC-Sierra, Inc. * (Semiconductors)	8,145	71,757
Power Integrations, Inc. * (Semiconductors)	1,086	23,621
Rambus, Inc. * (Semiconductors)	4,344	52,562
RF Micro Devices, Inc. * (Telecommunications)	8,145	46,019
SanDisk Corp. * (Computers)	8,145	392,996
Semtech Corp. * (Semiconductors)	3,258	53,659
Silicon Image, Inc. * (Semiconductors)	3,258	28,964
Silicon Laboratories, Inc. * (Semiconductors)	1,629	49,505
Silicon Storage Technology, Inc. * (Computers)	3,801	20,449
Skyworks Solutions, Inc. * (Semiconductors)	7,059	49,554
Teradyne, Inc. * (Semiconductors)	8,688	143,352
Tessera Technologies, Inc. * (Semiconductors)	2,172	64,965

See accompanying notes to the Schedules of Portfolio Investments.

Texas Instruments, Inc. (Semiconductors)	74,391	2,521,854
Transmeta Corp. * (Semiconductors)	7,602	10,795
TriQuint Semiconductor, Inc. * (Semiconductors)	5,973	21,025
Ultratech Stepper, Inc. * (Semiconductors)	1,086	16,931
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	1,629	69,021
Vitesse Semiconductor Corp. * (Semiconductors)	9,774	18,375
Xilinx, Inc. (Semiconductors)	15,204	423,431
Zoran Corp. * (Semiconductors)	1,629	23,295

Total Common Stocks (Cost $13,526,063)		19,749,029

	Principal Amount
Repurchase Agreements (25.3%)
UBS **, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $6,646,966 (Collaterized by $6,831,000 Federal Home Loan Mortgage Corp., 3.775%, 12/12/05, market value $6,778,713)	$6,645,000	6,645,000

Total Repurchase Agreements (Cost $6,645,000)		6,645,000

Total Investments Securities (Cost $20,171,063) - 100.5%		$26,394.029

Percentages indicated are based on net assets $26,260,748.

*	Non-income producing security

**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S.
Semiconductor Index expiring 10/25/05 (Underlying notional amount at value $19,749,037)	543	$375,357

Semiconductor UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Chemicals	0.1%
Computers	1.8%
Electronics	0.2%
Semiconductors	72.8%
Telecommunications	0.3%
Other ***	25.3%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Technology UltraSector ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (75.1%)
3Com Corp. * (Telecommunications)	2,520	$10,282
ADC Telecommunications, Inc. * (Telecommunications)	630	14,402
Adobe Systems, Inc. (Software)	3,150	94,027
ADTRAN, Inc. (Telecommunications)	315	9,923
Advanced Micro Devices, Inc. * (Semiconductors)	2,520	63,504
Agere Systems, Inc. * (Semiconductors)	1,260	13,117
Akamai Technologies, Inc. * (Internet)	945	15,073
Altera Corp. * (Semiconductors)	2,205	42,138
Amdocs, Ltd. * (Telecommunications)	1,260	34,940
American Power Conversion Corp. (Electrical Components & Equipment)	1,260	32,634
American Tower Corp. * (Telecommunications)	2,520	62,874
Analog Devices, Inc. (Semiconductors)	2,205	81,894
Andrew Corp. * (Telecommunications)	945	10,537
Anteon International Corp. * (Computers)	315	13,469
Apple Computer, Inc. * (Computers)	5,040	270,194
Applied Materials, Inc. (Semiconductors)	10,080	170,956
Applied Micro Circuits Corp. * (Semiconductors)	1,890	5,670
Arris Group, Inc. * (Telecommunications)	630	7,472
Atmel Corp. * (Semiconductors)	2,835	5,840
ATMI, Inc. * (Semiconductors)	315	9,765
Autodesk, Inc. (Software)	1,575	73,143
Avaya, Inc. * (Telecommunications)	2,835	29,201
Avocent Corp. * (Internet)	315	9,967
BEA Systems, Inc. * (Software)	2,520	22,630
BMC Software, Inc. * (Software)	1,260	26,586
Broadcom Corp. - Class A * (Semiconductors)	1,575	73,883
Brocade Communications Systems, Inc. * (Computers)	1,575	6,426
CACI International, Inc. - Class A * (Computers)	315	19,089
Cadence Design Systems, Inc. * (Computers)	1,575	25,452
Cerner Corp. * (Software)	315	27,383
Check Point Software Technologies, Ltd. * (Internet)	1,260	30,643

See accompanying notes to the Schedules of Portfolio Investments.

CIENA Corp. * (Telecommunications)	3,465	9,148
Cisco Systems, Inc. * (Telecommunications)	40,320	722,937
Citrix Systems, Inc. * (Software)	945	23,757
Cognizant Technology Solutions Corp. * (Computers)	945	44,028
Computer Associates International, Inc. (Software)	2,835	78,840
Computer Sciences Corp. * (Computers)	1,260	59,611
Compuware Corp. * (Software)	2,205	20,948
Comverse Technology, Inc. * (Telecommunications)	1,260	33,100
Corning, Inc. * (Telecommunications)	8,820	170,491
Cree Research, Inc. * (Semiconductors)	315	7,881
Crown Castle International Corp. * (Telecommunications)	1,260	31,034
CSG Systems International, Inc. * (Software)	315	6,839
Cymer, Inc. * (Electronics)	315	9,866
Cypress Semiconductor Corp. * (Semiconductors)	945	14,222
Dell, Inc. * (Computers)	13,545	463,239
Diebold, Inc. (Computers)	315	10,855
Digital River, Inc. * (Internet)	315	10,978
DST Systems, Inc. * (Computers)	315	17,271
Dycom Industries, Inc. * (Engineering & Construction)	315	6,369
EarthLink, Inc. * (Internet)	945	10,112
Electronic Data Systems Corp. (Computers)	3,150	70,686
Electronics for Imaging, Inc. * (Computers)	315	7,226
EMC Corp. * (Computers)	14,805	191,577
Emulex Corp. * (Semiconductors)	630	12,732
F5 Networks, Inc. * (Internet)	315	13,693
Fair Isaac Corp. (Software)	315	14,112
Fairchild Semiconductor International, Inc. * (Semiconductors)	630	9,362
Filenet Corp. * (Software)	315	8,789
Foundry Networks, Inc. * (Telecommunications)	630	8,001
Freescale Semiconductor, Inc. - Class A * (Semiconductors)	2,520	58,993
Google, Inc. * (Internet)	945	299,054
Harris Corp. (Telecommunications)	945	39,501
Hewlett-Packard Co. (Computers)	17,640	515,088
Hyperion Solutions Corp. * (Software)	315	15,325
IKON Office Solutions, Inc. (Office/Business Equipment)	630	6,287
Imation Corp. (Computers)	315	13,504
Informatica Corp. * (Software)	630	7,573
Ingram Micro, Inc. - Class A * (Distribution/Wholesale)	630	11,680

See accompanying notes to the Schedules of Portfolio Investments.

Insight Enterprises, Inc. * (Retail)	315	5,859
Integrated Device Technology, Inc. * (Semiconductors)	945	10,149
Intel Corp. (Semiconductors)	37,800	931,769
Interdigital Communications Corp. * (Telecommunications)	315	6,187
Intergraph Corp. * (Computers)	315	14,084
International Business Machines Corp. (Computers)	9,765	783,347
International Rectifier Corp. * (Semiconductors)	315	14,200
Internet Security Systems, Inc. * (Internet)	315	7,563
Intersil Corp. - Class A (Semiconductors)	945	20,582
Intuit, Inc. * (Software)	945	42,345
Jack Henry & Associates, Inc. (Computers)	315	6,111
JDS Uniphase Corp. * (Telecommunications)	8,505	18,881
Juniper Networks, Inc. * (Telecommunications)	3,465	82,432
KLA -Tencor Corp. (Semiconductors)	1,260	61,438
Kronos, Inc. * (Computers)	315	14,062
Lam Research Corp. * (Semiconductors)	945	28,794
Lexmark International, Inc. - Class A * (Computers)	945	57,692
Linear Technology Corp. (Semiconductors)	1,890	71,045
LSI Logic Corp. * (Semiconductors)	2,520	24,822
Lucent Technologies, Inc. * (Telecommunications)	26,460	85,995
M-Systems Flash Disk Pioneers, Ltd. * (Computers)	315	9,425
Macromedia, Inc. * (Internet)	315	12,811
Macrovision Corp. * (Entertainment)	315	6,017
Marvell Technology Group, Ltd. * (Semiconductors)	1,260	58,099
Maxim Integrated Products, Inc. (Semiconductors)	1,890	80,609
Maxtor Corp. * (Computers)	1,575	6,930
McAfee, Inc. * (Internet)	945	29,692
MEMC Electronic Materials, Inc. * (Semiconductors)	945	21,537
Mercury Interactive Corp. * (Software)	630	24,948
Micrel, Inc. * (Semiconductors)	315	3,537
Microchip Technology, Inc. (Semiconductors)	1,260	37,951
Micron Technology, Inc. * (Semiconductors)	3,780	50,274

See accompanying notes to the Schedules of Portfolio Investments.

Micros Systems, Inc. * (Computers)	315	13,781
Microsemi Corp. * (Semiconductors)	315	8,045
Microsoft Corp. (Software)	58,905	1,515,625
Motorola, Inc. (Telecommunications)	15,120	334,000
National Semiconductor Corp. (Semiconductors)	2,205	57,992
NCR Corp. * (Computers)	1,260	40,207
Network Appliance, Inc. * (Computers)	2,205	52,347
Novell, Inc. * (Software)	2,205	16,427
Novellus Systems, Inc. (Semiconductors)	945	23,701
NVIDIA Corp. * (Semiconductors)	945	32,395
Openwave Systems, Inc. * (Internet)	315	5,664
Oracle Corp. * (Software)	24,570	304,421
Palm, Inc. * (Computers)	315	8,924
Parametric Technology Corp. * (Software)	1,575	10,978
Perot Systems Corp. - Class A * (Computers)	315	4,457
Photronics, Inc. * (Semiconductors)	315	6,111
Pitney Bowes, Inc. (Office/Business Equipment)	1,575	65,741
Plantronics, Inc. (Telecommunications)	315	9,705
PMC-Sierra, Inc. * (Semiconductors)	1,260	11,101
Polycom, Inc. * (Telecommunications)	630	10,187
QLogic Corp. * (Semiconductors)	630	21,546
Qualcomm, Inc. (Telecommunications)	10,080	451,079
Quest Software, Inc. * (Software)	315	4,747
Rambus, Inc. * (Semiconductors)	630	7,623
Red Hat, Inc. * (Software)	945	20,025
Reynolds & Reynolds Co. (Computers)	315	8,634
RF Micro Devices, Inc. * (Telecommunications)	1,260	7,119
RSA Security, Inc. * (Internet)	315	4,004
Salesforce.com, Inc. * (Software)	630	14,566
SanDisk Corp. * (Computers)	1,260	60,795
Scientific-Atlanta, Inc. (Telecommunications)	945	35,447
Seagate Technology, Inc *(a) (Computers)	126	0
Seagate Technology, Inc. (Computers)	2,205	34,949
Semtech Corp. * (Semiconductors)	315	5,188
Siebel Systems, Inc. (Software)	2,835	29,286
Silicon Laboratories, Inc. * (Semiconductors)	315	9,573
Skyworks Solutions, Inc. * (Semiconductors)	945	6,634
Sonus Networks, Inc. * (Telecommunications)	1,575	9,135
SRA International, Inc. - Class A * (Computers)	315	11,176

See accompanying notes to the Schedules of Portfolio Investments.

Sun Microsystems, Inc. * (Computers)	20,790	81,497
Sybase, Inc. * (Software)	630	14,755
Symantec Corp. * (Internet)	7,245	164,171
Synopsys, Inc. * (Computers)	945	17,861
Tech Data Corp. * (Distribution/Wholesale)	315	11,564
Tekelec * (Telecommunications)	315	6,599
Tellabs, Inc. * (Telecommunications)	2,520	26,510
Teradyne, Inc. * (Semiconductors)	1,260	20,790
Tessera Technologies, Inc. * (Semiconductors)	315	9,422
Texas Instruments, Inc. (Semiconductors)	10,395	352,390
Tibco Software, Inc. * (Internet)	1,260	10,534
Unisys Corp. * (Computers)	2,205	14,641
United Online, Inc. (Internet)	315	4,363
United Stationers, Inc. * (Distribution/Wholesale)	315	15,076
Unova, Inc. * (Machinery-Diversified)	315	11,019
UTStarcom, Inc. * (Telecommunications)	630	5,147
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	315	13,347
VeriSign, Inc. * (Internet)	1,575	33,658
Western Digital Corp. * (Computers)	1,260	16,292
Wind River Systems, Inc. * (Software)	630	8,146
Xerox Corp. * (Office/Business Equipment)	5,985	81,695
Xilinx, Inc. (Semiconductors)	2,205	61,409
Yahoo!, Inc. * (Internet)	7,875	266,489
Zebra Technologies Corp. * (Machinery-Diversified)	315	12,313

Total Common Stocks (Cost $10,492,621)		11,530,033

	Principal Amount

Repurchase Agreements (22.8%)
UBS **, 3.55%, 10/3/05, dated 9/30/05 with a maturity value of $3,505,036 (Collateralized by $3,634,000 Federal National Mortgage Association, 1.293% - 1.904%, 3/2/07 – 4/5/07, market value $3,574,596)	$3,504,000	3,504,000

Total Repurchase Agreements (Cost $3,504,000)		3,504,000

TOTAL INVESTMENT SECURITIES (Cost $13,996,621) - 97.9%		$15,034,033

Percentages indicated are based on net assets as of $15,364,187.

*	Non-income producing security

**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

(a)	Escrowed Security

See accompanying notes to the Schedules of Portfolio Investments.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Technology Sector Index expiring 10/25/05 (Underlying notional amount at value $11,586,520)	23,073	$198,089

Technology UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of September 30,2005:

Computers	19.5%
Distribution/Wholesale	0.2%
Electrical Components & Equipment	0.2%
Electronics	0.1%
Engineering & Construction	NM
Entertainment	NM
Internet	6.0%
Machinery-Diversified	0.2%
Office/Business Equipment	1.0%
Retail	NM
Semiconductors	17.2%
Software	15.8%
Telecommunications	14.9%
Other***	22.8%

NM	Not meaningful, amount is less than 0.05%.

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Telecommunications UltraSector ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (75.9%)
Alamosa Holdings, Inc. * (Telecommunications)	429	$7,340
Alltel Corp. (Telecommunications)	1,056	68,756
AT&T Corp. (Telecommunications)	2,343	46,391
BellSouth Corp. (Telecommunications)	5,379	141,468
CenturyTel, Inc. (Telecommunications)	363	12,698
Cincinnati Bell, Inc. * (Telecommunications)	726	3,202
Citizens Communications Co. (Telecommunications)	990	13,415
IDT Corp. * (Telecommunications)	66	812
IDT Corp. - Class B * (Telecommunications)	165	2,011
Leucadia National Corp. (Holding Companies - Diversified)	231	9,956
Level 3 Communications, Inc. * (Telecommunications)	1,815	4,211
MCI, Inc. (Telecommunications)	825	20,930
Nextel Partners, Inc. - Class A * (Telecommunications)	132	3,313
NII Holdings, Inc. - Class B * (Telecommunications)	165	13,934
NTL, Inc. * (Telecommunications)	231	15,431
Qwest Communications International, Inc. * (Telecommunications)	4,356	17,860
SBC Communications, Inc. (Telecommunications)	9,702	232,557
Sprint Corp. (Telecommunications)	8,250	196,185
Telephone & Data Systems, Inc. (Telecommunications)	165	6,435
Telephone & Data Systems, Inc. - Special Shares (Telecommunications)	165	6,196
US Cellular Corp. * (Telecommunications)	33	1,763
Verizon Communications, Inc. (Telecommunications)	8,118	265,376

Total Common Stocks (Cost $872,109)		1,090,240

	Principal Amount
Repurchase Agreements (19.4%)
UBS**, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $278,082 (Collateralized by $290,000 Federal Home Loan Bank, 3.555%, 11/1/05, market value $289,084)	$278,000	278,000

Total Repurchase Agreements (Cost $278,000)		278,000

See accompanying notes to the Schedules of Portfolio Investments.

Total Investment Securities (Cost $1,150,109) -95.3%	$1,368,240

Percentages indicated are based on net assets of $1,436,090.

*	Non-income producing security

**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Telecommunications Index expiring 11/25/05 (Underlying notional amount at value $1,081,439)	8,457	$5,517

Telecommunications UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of September, 30 2005:

Holding Companies-Diversified	0.7%
Telecommunications	75.2%
Other***	19.4%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Utilities UltraSector ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (75.1%)
AGL Resources, Inc. (Gas)	7,424	$275,505
Allegheny Energy, Inc. * (Electric)	16,704	513,147
ALLETE, Inc. (Electric)	2,784	127,535
Alliant Energy Corp. (Electric)	12,064	351,424
Ameren Corp. (Electric)	19,952	1,067,232
American Electric Power, Inc. (Electric)	40,832	1,621,030
Aqua America, Inc. (Water)	9,744	370,467
Aquila, Inc. * (Electric)	24,128	95,547
Atmos Energy Corp. (Gas)	7,888	222,836
Avista Corp. (Electric)	5,104	99,018
Black Hills Corp. (Electric)	3,248	140,866
Calpine Corp. * (Electric)	45,936	118,974
CenterPoint Energy, Inc. (Electric)	27,840	413,981
Cinergy Corp. (Electric)	19,024	844,856
CLECO Corp. (Electric)	5,104	120,352
CMS Energy Corp. * (Electric)	22,736	374,007
Consolidated Edison, Inc. (Electric)	25,056	1,216,469
Constellation Energy Group, Inc. (Electric)	18,096	1,114,714
Dominion Resources, Inc. (Electric)	35,264	3,037,641
DPL, Inc. (Electric)	12,528	348,278
DTE Energy Co. (Electric)	18,096	829,883
Duke Energy Corp. (Electric)	91,408	2,666,371
Duquesne Light Holdings, Inc. (Electric)	7,888	135,752
Edison International (Electric)	30,624	1,447,903
El Paso Electric Co. * (Electric)	5,104	106,418
Energen Corp. (Gas)	6,960	301,090
Energy East Corp. (Electric)	15,312	385,709
Entergy Corp. (Electric)	21,808	1,620,771
Equitable Resources, Inc. (Pipelines)	12,064	471,220
Exelon Corp. (Electric)	68,208	3,645,035
FirstEnergy Corp. (Electric)	33,872	1,765,409
FPL Group, Inc. (Electric)	37,120	1,766,912
Great Plains Energy, Inc. (Electric)	7,888	235,930
Hawaiian Electric Industries, Inc. (Electric)	8,352	232,854
IDACORP, Inc. (Electric)	4,176	125,823
KeySpan Corp. (Gas)	16,704	614,373
National Fuel Gas Co. (Pipelines)	8,352	285,638
New Jersey Resources Corp. (Gas)	2,784	128,008
NICOR, Inc. (Gas)	4,640	195,019
NiSource, Inc. (Electric)	27,840	675,120
Northeast Utilities System (Electric)	12,992	259,190
Northwest Natural Gas Co. (Gas)	2,784	103,620
NRG Energy, Inc. * (Electric)	8,816	375,562
NSTAR (Electric)	11,136	322,053
ONEOK, Inc. (Gas)	9,744	331,491
Peoples Energy Corp. (Gas)	3,712	146,179
Pepco Holdings, Inc. (Electric)	19,488	453,486
PG&E Corp. (Electric)	38,048	1,493,384
Piedmont Natural Gas Co., Inc. (Gas)	7,424	186,862
Pinnacle West Capital Corp. (Electric)	10,208	449,969

See accompanying notes to the Schedules of Portfolio Investments.

PNM Resources, Inc. (Electric)	6,032	172,937
PPL Corp. (Electric)	38,976	1,260,094
Progress Energy, Inc. (Electric)	25,520	1,142,020
Public Service Enterprise Group, Inc. (Electric)	24,592	1,582,741
Puget Energy, Inc. (Electric)	10,208	239,684
Questar Corp. (Pipelines)	8,816	776,866
Reliant Resources, Inc. * (Electric)	30,624	472,835
SCANA Corp. (Electric)	10,672	450,785
Sempra Energy (Gas)	20,880	982,612
Sierra Pacific Resources * (Electric)	12,064	179,150
Southern Co. (Electric)	76,560	2,737,786
Southern Union Co. * (Gas)	10,672	275,017
TECO Energy, Inc. (Electric)	20,416	367,896
The AES Corp. * (Electric)	66,816	1,097,787
TXU Corp. (Electric)	23,200	2,618,816
UGI Corp. (Gas)	10,672	300,417
Unisource Energy Corp. (Electric)	3,248	107,964
Vectren Corp. (Gas)	7,888	223,625
Westar Energy, Inc. (Electric)	8,816	212,730
WGL Holdings, Inc. (Gas)	5,104	163,992
Wisconsin Energy Corp. (Electric)	12,064	481,595
WPS Resources Corp. (Electric)	3,712	214,554
Xcel Energy, Inc. (Electric)	41,296	809,815

Total Common Stocks (Cost $42,881,210)		51,102,631

	Principal Amount
Repurchase Agreements (23.9%)
UBS**, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $16,227,799 (Collateralized by $16,948,000 Federal National Mortgage Association, 3.94%, 5/3/06, market value $16,549,208)	$16,223,000	16,223,000

Total Repurchase Agreements (Cost $16,223,000)		16,223,000

Total Investment Securities (Cost $59,104,210) - 99.0%		$67,325,631

Percentages indicated are based on net assets of $67,983,988.

*	Non-income producing security

**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Utilities Sector Index expiring 10/25/05 (Underlying notional amount at value $51,102,501)	464	$1,314,382

Utilities UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of September 30,2005:

Electric	65.8%
Gas	6.5%
Pipelines	2.3%
Water	0.5%
Other ***	23.9%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Short Oil & Gas ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Principal Amount	Value
Repurchase Agreements (81.1%)
UBS *, 3.55%, 10/3/05 , dated 9/30/05, with a maturity value of $1,787,529 (Collateralized by $1,846,000 various U.S. Government Agency Obligations, 3.00% - 3.555%, 11/1/05 - 3/2/07, market value $1,821,153)	$1,787,000	$1,787,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,787,000)		1,787,000

TOTAL INVESTMENT SECURITIES (Cost $1,787,000) - 81.1%		$1,787,000

Percentages indicated are based on net assets as $2,203,204.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index expiring 10/25/05 (Underlying notional amount at value $2,204,843)	(4,852)	$(29,319)

See accompanying notes to the Schedules of Portfolio Investments.

Short Real Estate ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Principal Amount	Value
Repurchase Agreements (101.3%)
UBS*, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $21,603,389 (Collateralized by $22,124,000 Federal National Mortgage Association, 3.833%, 11/9/05, market value $22,029,779)	$21,597,000	$21,597,000

Total Repurchase Agreements (Cost $21,597,000)		21,597,000

TOTAL INVESTMENT SECURITIES (Cost $21,597,000) - 101.3%		$21,597,000

Percentages indicated are based on net assets of $21,310,733.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones
U.S. Real Estate Index expiring 10/25/05 (Underlying notional amount at value $21,301,650)	(84,236)	$(516,173)

See accompanying notes to the Schedules of Portfolio Investments.

U.S. Government Plus ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Principal Amount	Value
U.S. Treasury Obligations (89.5%)
U.S. Treasury Bonds, 5.375%, 2/15/31	$50,070,000	$56,140,988

TOTAL U.S. TREASURY OBLIGATIONS (Cost $56,120,407)		56,140,988

Repurchase Agreements (16.8%)
UBS*, 3.55%, 10/3/05 dated 9/30/05, with a maturity value of $10,525,113 (Collateralized by $10,816,000 Federal Home Loan Mortgage Corp., 3.775%, 12/12/05, market value $10,733,210)	10,522,000	10,522,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,522,000)		10,522,000

TOTAL INVESTMENT SECURITIES (Cost $66,642,407) - 106.3%		$66,662,988

Percentages indicated are based on net assets of $62,694,658.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
30-Year U.S. Treasury Bond Futures Contract expiring December 2005 (Underlying face amount at value $114,438)	1	$(314)

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond expiring 9/30/05 (Underlying notional amount at value $21,890,164)	19,523,000	$(1,584,938)

See accompanying notes to the Schedules of Portfolio Investments.

Rising Rates Opportunity 10 ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Principal Amount	Value
Repurchase Agreements (97.6%)
UBS,* 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $19,057,636 (Collateralized by $19,542,000 various Federal National Mortgage Association Securities, 3.00%-3.833%, 11/9/05 – 3/2/07, market value $19,429,021)	$19,052,000	$19,052,000

Total Repurchase Agreements (Cost $19,052,000)		19,052,000

	Contracts
Options Purchased (NM)
10-Year U.S. Treasury Note Call Option expiring December 2005 @ $123	50	207

Total Options Purchased (Cost $906)		207

TOTAL INVESTMENT SECURITIES (Cost $19,052,906) -97.6%		$19,052,207

Percentages indicated are based on net assets of $19,514,977.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
30-Year U.S. Treasury Bond Futures Contract expiring December 2005 (Underlying face amount at value $1,099,375)	10	$9,556

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond expiring 9/30/2005 (Underlying notional amount at value $18,702,375)	(18,820,000)	$461,922

See accompanying notes to the Schedules of Portfolio Investments.

Rising Rates Opportunity ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (3.7%)
Federal Farm Credit Bank*, 3.00%, 10/3/05	$2,326,000	$2,326,000
Federal Home Loan Bank*, 3.00%, 10/3/05	5,326,000	5,326,000
Federal Home Loan Mortgage Corp.*, 3.00%, 10/3/05	5,326,000	5,326,000
Federal National Mortgage Association*, 3.00%, 10/3/05	5,326,000	5,326,000

Total U.S. Government Agency Obligations (Cost $18,304,000)		18,304,000

Repurchase Agreements (96.3%)
UBS*, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $470,094,028 (Collateralized by $479,704,000 various U.S. Government Agency Obligations, 3.555%–3.948%, 10/5/05 – 2/11/10, market value $478,513,866)	469,955,000	469,955,000

Total Repurchase Agreements (Cost $469,955,000)		469,955,000

	Contracts
Options Purchased (NM)
30-year U.S. Treasury Bond Call Option expiring December 2005 @ $134	1,000	4,225

Total Options Purchased (Cost $18,625)		4,225

Total Investment Securities (Cost $488,277,625) - 100.0%		$488,263,225

Percentages indicated are based on net assets of $488,360,948.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less than 0.05%.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond (Underlying notional amount at value $609,871,421)	(543,921,000)	$361,947

See accompanying notes to the Schedules of Portfolio Investments.

Rising U.S. Dollar ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Principal Amount	Value
Repurchase Agreements (99.3%)
UBS*, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $51,064,102 (Collateralized by $52,379,000 various U.S. Government Agency Obligations, 3.55% - 3.94%, 11/1/05-5/3/06, market value $52,070,911)	$51,049,000	$51,049,000

Total Repurchase Agreements (Cost $51,049,000)		51,049,000

Total Investment Securities (Cost $51,049,000) - 99.3%		$51,049,000

Percentages indicated are based on net assets of 51,431,589.

*	All or a portion of this security is held in a segregated account for the benefit of foreign currency contract counterparties in the event of default.

At September 30, 2005, the Rising U.S. Dollar ProFund’s foreign currency exchange contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Fair Value	Unrealized Appreciation (Depreciation)
Short
British Sterling Pound vs. U.S. Dollar	10/28/05	3,321,514	$5,863,016	$5,854,662	8,354
Canadian Dollar vs. U.S. Dollar	10/28/05	6,050,942	5,155,893	5,210,639	(54,746)
Euro vs. U.S. Dollar	10/28/05	23,684,820	28,516,139	28,501,204	14,935
Japanese Yen vs. U.S. Dollar	10/28/05	743,845,353	6,589,369	6,573,959	15,410
Swedish Krona vs. U.S. Dollar	10/28/05	15,681,433	2,012,051	2,026,795	(14,744)
Swiss Franc vs. U.S. Dollar	10/28/05	2,280,510	1,765,816	1,766,560	(744)

Total Short Contracts			$49,902,284	$49,933,819	$(31,535)

See accompanying notes to the Schedules of Portfolio Investments.

Falling U.S. Dollar ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Principal Amount	Value
Repurchase Agreement (99.6%)
UBS*, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $15,023,443 (Collateralized by $15,634,000 various U.S. Government Agency Obligations, 3.775%-3.94%, 11/1/05-5/3/06, market value $15,319,978)	$15,019,000	$15,019,000

Total Repurchase Agreement (Cost $15,019,000)		15,019,000

Total Investment Securities (Cost $15,019,000) - 99.6%		$15,019,000

Percentages indicated are based on net assets of $15,086,355.

*	All or a portion of this security is held in a segregated account for the benefit of foreign currency contract counterparties in the event of default.

At September 30, 2005, the Falling U.S. Dollar ProFund’s foreign currency exchange contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Fair Value	Unrealized Appreciation (Depreciation)
Short
British Sterling Pound vs. U.S. Dollar	10/28/05	94,321	$166,600	$166,256	344
Canadian Dollar vs. U.S. Dollar	10/28/05	149,364	127,400	128,621	(1,221)
Euro vs. U.S. Dollar	10/28/05	669,378	806,400	805,498	902
Japanese Yen vs. U.S. Dollar	10/28/05	21,488,544	190,400	189,912	488
Swedish Krona vs. U.S. Dollar	10/28/05	457,605	58,800	59,145	(345)
Swiss Franc vs. U.S. Dollar	10/28/05	65,036	50,400	50,379	21

Total Short Contracts			$1,400,000	$1,399,811	$189

Long
British Sterling Pound vs. U.S. Dollar	10/28/05	1,105,930	$1,952,094	$1,949,367	2,727
Canadian Dollar vs. U.S. Dollar	10/28/05	1,950,587	1,662,425	1,679,706	(17,281)
Euro vs. U.S. Dollar	10/28/05	7,665,663	9,229,253	9,224,501	4,752
Japanese Yen vs. U.S. Dollar	10/28/05	250,762,853	2,221,254	2,216,193	5,061
Swedish Krona vs. U.S. Dollar	10/28/05	5,119,076	656,932	661,631	(4,699)
Swiss Franc vs. U.S. Dollar	10/28/05	738,809	572,064	572,307	(243)

Total Long Contracts			$16,294,022	$16,303,705	$(9,683)

See accompanying notes to the Schedules of Portfolio Investments.

Money Market ProFund

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

Value
Mutual Funds (100.2%)
Scudder Cash Management Portfolio	$645,643,975

TOTAL MUTUAL FUNDS (Contribution $645,643,975)	645,643,975

TOTAL INVESTMENTS (Cost $645,643,975) - 100.2%	$645,643,975

Percentages indicated are based on net assets of $643,857,878.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Bull

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (92.0%)
3M Co. (Miscellaneous Manufacturing)	15,873	$1,164,443
Abbott Laboratories (Pharmaceuticals)	32,079	1,360,150
ACE, Ltd. (Insurance)	5,883	276,913
ADC Telecommunications, Inc. * (Telecommunications)	2,442	55,824
Adobe Systems, Inc. (Software)	10,212	304,828
Advanced Micro Devices, Inc. * (Semiconductors)	8,214	206,993
Aetna, Inc. (Healthcare - Services)	5,883	506,762
Affiliated Computer Services, Inc. - Class A * (Computers)	2,553	139,394
AFLAC, Inc. (Insurance)	10,323	467,632
Agilent Technologies, Inc. * (Electronics)	9,990	327,172
Air Products & Chemicals, Inc. (Chemicals)	4,551	250,942
Alberto-Culver Co. - Class B (Cosmetics/Personal Care)	1,554	69,542
Albertson’s, Inc. (Food)	7,437	190,759
Alcoa, Inc. (Mining)	17,982	439,121
Allegheny Energy, Inc. * (Electric)	3,330	102,298
Allegheny Technologies, Inc. (Iron/Steel)	1,776	55,020
Allergan, Inc. (Pharmaceuticals)	2,664	244,076
Allied Waste Industries, Inc. * (Environmental Control)	4,551	38,456
Allstate Corp. (Insurance)	13,431	742,600
Alltel Corp. (Telecommunications)	7,881	513,132
Altera Corp. * (Semiconductors)	7,881	150,606
Altria Group, Inc. (Agriculture)	42,402	3,125,450
Ambac Financial Group, Inc. (Insurance)	2,220	159,973
Amerada Hess Corp. (Oil & Gas)	1,665	228,938
Ameren Corp. (Electric)	4,107	219,683
American Electric Power, Inc. (Electric)	7,992	317,282
American Express Co. (Diversified Financial Services)	25,419	1,460,067
American International Group, Inc. (Insurance)	52,947	3,280,595
American Power Conversion Corp. (Electrical Components & Equipment)	3,552	91,997
American Standard Cos. (Building Materials)	3,774	175,680
AmerisourceBergen Corp. (Pharmaceuticals)	2,109	163,026
Amgen, Inc. * (Biotechnology)	24,864	1,980,915
AmSouth Bancorp (Banks)	7,215	182,251
Anadarko Petroleum Corp. (Oil & Gas)	4,884	467,643
Analog Devices, Inc. (Semiconductors)	7,659	284,455

See accompanying notes to the Schedules of Portfolio Investments.

Andrew Corp. * (Telecommunications)	3,330	37,130
Anheuser-Busch Cos., Inc. (Beverages)	16,095	692,729
AON Corp. (Insurance)	6,549	210,092
Apache Corp. (Oil & Gas)	6,660	500,965
Apartment Investment and Management Co. - Class A (REIT)	1,998	77,482
Apollo Group, Inc. - Class A * (Commercial Services)	2,997	198,971
Apple Computer, Inc. * (Computers)	16,983	910,459
Applera Corp. - Applied Biosystems Group (Electronics)	3,996	92,867
Applied Materials, Inc. (Semiconductors)	33,189	562,885
Applied Micro Circuits Corp. * (Semiconductors)	6,438	19,314
Archer-Daniels-Midland Co. (Agriculture)	13,209	325,734
Archstone-Smith Trust (REIT)	4,329	172,597
Ashland, Inc. (Chemicals)	1,554	85,843
AT&T Corp. (Telecommunications)	16,317	323,077
Autodesk, Inc. (Software)	4,662	216,503
Automatic Data Processing, Inc. (Software)	11,988	515,964
AutoNation, Inc. * (Retail)	3,774	75,367
AutoZone, Inc. * (Retail)	1,110	92,408
Avaya, Inc. * (Telecommunications)	8,991	92,607
Avery Dennison Corp. (Household Products/Wares)	2,331	122,121
Avon Products, Inc. (Cosmetics/Personal Care)	9,768	263,736
Baker Hughes, Inc. (Oil & Gas Services)	6,993	417,342
Ball Corp. (Packaging & Containers)	2,220	81,563
Bank of America Corp. (Banks)	82,473	3,472,113
Bank of New York Co., Inc. (Banks)	16,095	473,354
Bard (C.R.), Inc. (Healthcare - Products)	2,109	139,257
Bausch & Lomb, Inc. (Healthcare - Products)	1,110	89,555
Baxter International, Inc. (Healthcare - Products)	12,543	500,089
BB&T Corp. (Banks)	11,322	442,124
Bear Stearns Cos., Inc. (Diversified Financial Services)	2,331	255,827
Becton, Dickinson & Co. (Healthcare - Products)	5,106	267,708
Bed Bath & Beyond, Inc. * (Retail)	6,216	249,759
BellSouth Corp. (Telecommunications)	37,629	989,643
Bemis Co., Inc. (Packaging & Containers)	2,220	54,834
Best Buy Co., Inc. (Retail)	8,436	367,219
Big Lots, Inc. * (Retail)	2,331	25,618
Biogen Idec, Inc. * (Biotechnology)	6,993	276,084
Biomet, Inc. (Healthcare - Products)	5,106	177,229
BJ Services Co. (Oil & Gas Services)	6,660	239,693
Black & Decker Corp. (Hand/Machine Tools)	1,665	136,680

See accompanying notes to the Schedules of Portfolio Investments.

BMC Software, Inc. * (Software)	4,551	96,026
Boeing Co. (Aerospace/Defense)	16,872	1,146,453
Boston Scientific Corp. * (Healthcare - Products)	12,210	285,348
Bristol-Myers Squibb Co. (Pharmaceuticals)	40,293	969,450
Broadcom Corp. - Class A * (Semiconductors)	5,883	275,972
Brown-Forman Corp. (Beverages)	1,665	99,134
Brunswick Corp. (Leisure Time)	1,998	75,385
Burlington Northern Santa Fe Corp. (Transportation)	7,659	458,008
Burlington Resources, Inc. (Oil & Gas)	7,881	640,883
Calpine Corp. * (Electric)	11,877	30,761
Campbell Soup Co. (Food)	3,885	115,579
Capital One Financial Corp. (Diversified Financial Services)	5,994	476,643
Cardinal Health, Inc. (Pharmaceuticals)	8,658	549,264
Caremark Rx, Inc. * (Pharmaceuticals)	9,102	454,463
Carnival Corp. (Leisure Time)	8,880	443,822
Caterpillar, Inc. (Machinery - Construction & Mining)	14,097	828,199
Cendant Corp. (Commercial Services)	21,534	444,461
CenterPoint Energy, Inc. (Electric)	6,327	94,082
Centex Corp. (Home Builders)	2,664	172,041
CenturyTel, Inc. (Telecommunications)	2,664	93,187
ChevronTexaco Corp. (Oil & Gas)	46,620	3,017,712
Chiron Corp. * (Biotechnology)	2,220	96,836
Chubb Corp. (Insurance)	3,996	357,842
CIENA Corp. * (Telecommunications)	12,210	32,234
CIGNA Corp. (Insurance)	2,664	313,979
Cincinnati Financial Corp. (Insurance)	3,552	148,793
Cinergy Corp. (Electric)	4,107	182,392
Cintas Corp. (Textiles)	2,886	118,470
Circuit City Stores, Inc. (Retail)	3,441	59,048
Cisco Systems, Inc. * (Telecommunications)	130,314	2,336,529
CIT Group, Inc. (Diversified Financial Services)	4,107	185,554
Citigroup, Inc. (Diversified Financial Services)	106,227	4,835,453
Citizens Communications Co. (Telecommunications)	6,993	94,755
Citrix Systems, Inc. * (Software)	3,552	89,297
Clear Channel Communications, Inc. (Media)	10,989	361,428
Clorox Co. (Household Products/Wares)	2,220	123,299
CMS Energy Corp. * (Electric)	4,440	73,038
Coach, Inc. * (Apparel)	7,881	247,148
Coca-Cola Co. (Beverages)	42,735	1,845,725
Coca-Cola Enterprises, Inc. (Beverages)	6,105	119,048
Colgate-Palmolive Co. (Cosmetics/Personal Care)	10,656	562,530
Comcast Corp. - Special Class A * (Media)	45,177	1,327,300
Comerica, Inc. (Banks)	3,441	202,675

See accompanying notes to the Schedules of Portfolio Investments.

Compass Bancshares, Inc. (Banks)	2,553	117,004
Computer Associates International, Inc. (Software)	9,657	268,561
Computer Sciences Corp. * (Computers)	3,774	178,548
Compuware Corp. * (Software)	7,992	75,924
Comverse Technology, Inc. * (Telecommunications)	4,218	110,807
ConAgra Foods, Inc. (Food)	10,656	263,736
ConocoPhillips (Oil & Gas)	28,527	1,994,322
Consolidated Edison, Inc. (Electric)	4,995	242,507
Constellation Brands, Inc. * (Beverages)	3,996	103,896
Constellation Energy Group, Inc. (Electric)	3,663	225,641
Convergys Corp. * (Commercial Services)	2,886	41,472
Cooper Industries, Ltd. - Class A (Miscellaneous Manufacturing)	1,887	130,467
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,221	18,645
Corning, Inc. * (Telecommunications)	31,635	611,505
Costco Wholesale Corp. (Retail)	9,879	425,686
Countrywide Credit Industries, Inc. (Diversified Financial Services)	12,210	402,686
Coventry Health Care, Inc. * (Healthcare - Services)	2,220	190,964
CSX Corp. (Transportation)	4,440	206,371
Cummins, Inc. (Machinery-Diversified)	999	87,902
CVS Corp. (Retail)	16,650	483,017
D.R. Horton, Inc. (Home Builders)	5,661	205,041
Dana Corp. (Auto Parts & Equipment)	3,996	37,602
Danaher Corp. (Miscellaneous Manufacturing)	4,884	262,906
Darden Restaurants, Inc. (Retail)	2,775	84,277
Deere & Co. (Machinery-Diversified)	4,995	305,694
Dell, Inc. * (Computers)	49,506	1,693,105
Delphi Corp. (Auto Parts & Equipment)	12,765	35,231
Devon Energy Corp. (Oil & Gas)	9,324	639,999
Dillards, Inc. - Class A (Retail)	1,332	27,812
Dollar General Corp. (Retail)	6,660	122,144
Dominion Resources, Inc. (Electric)	6,993	602,377
Dover Corp. (Miscellaneous Manufacturing)	4,107	167,525
Dow Jones & Co., Inc. (Media)	1,221	46,630
DTE Energy Co. (Electric)	3,663	167,985
Du Pont (Chemicals)	20,535	804,356
Duke Energy Corp. (Electric)	18,981	553,676
Dynegy, Inc. - Class A * (Pipelines)	5,994	28,232
E*TRADE Financial Corp.* (Diversified Financial Services)	7,659	134,798
Eastman Chemical Co. (Chemicals)	1,665	78,205
Eastman Kodak Co. (Miscellaneous Manufacturing)	5,883	143,133
Eaton Corp. (Miscellaneous Manufacturing)	2,997	190,459
eBay, Inc. * (Internet)	22,866	942,079
Ecolab, Inc. (Chemicals)	3,774	120,504

See accompanying notes to the Schedules of Portfolio Investments.

Edison International (Electric)	6,660	314,885
El Paso Corp. (Pipelines)	13,431	186,691
Electronic Arts, Inc. * (Software)	6,327	359,943
Electronic Data Systems Corp. (Computers)	10,656	239,121
Eli Lilly & Co. (Pharmaceuticals)	23,532	1,259,433
EMC Corp. * (Computers)	50,394	652,098
Emerson Electric Co. (Electrical Components & Equipment)	8,658	621,644
Engelhard Corp. (Chemicals)	2,442	68,156
Entergy Corp. (Electric)	4,218	313,482
EOG Resources, Inc. (Oil & Gas)	4,995	374,126
Equifax, Inc. (Commercial Services)	2,664	93,080
Equity Office Properties Trust (REIT)	8,436	275,942
Equity Residential Properties Trust (REIT)	5,883	222,672
Exelon Corp. (Electric)	13,542	723,683
Express Scripts, Inc * (Pharmaceuticals)	2,997	186,413
Exxon Mobil Corp. (Oil & Gas)	129,648	8,237,833
Family Dollar Stores, Inc. (Retail)	3,441	68,373
Fannie Mae (Diversified Financial Services)	20,202	905,454
Federated Department Stores, Inc. (Retail)	5,439	363,706
Federated Investors, Inc. - Class B (Diversified Financial Services)	1,665	55,328
FedEx Corp. (Transportation)	6,216	541,600
Fifth Third Bancorp (Banks)	12,099	444,396
First Data Corp. (Software)	16,206	648,240
First Horizon National Corp. (Banks)	2,553	92,802
FirstEnergy Corp. (Electric)	6,771	352,905
Fiserv, Inc. * (Software)	3,885	178,205
Fisher Scientific International, Inc. * (Electronics)	2,553	158,413
Fluor Corp. (Engineering & Construction)	1,776	114,339
Ford Motor Co. (Auto Manufacturers)	38,628	380,872
Forest Laboratories, Inc. * (Pharmaceuticals)	7,104	276,843
Fortune Brands, Inc. (Household Products/Wares)	2,997	243,746
FPL Group, Inc. (Electric)	8,103	385,703
Franklin Resources, Inc. (Diversified Financial Services)	3,108	260,948
Freddie Mac (Diversified Financial Services)	14,541	820,985
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	3,663	177,985
Freescale Semiconductor, Inc. - Class B * (Semiconductors)	8,436	198,921
Gannett Co., Inc. (Media)	4,995	343,806
Gateway, Inc. * (Computers)	5,550	14,985
General Dynamics Corp. (Aerospace/Defense)	4,107	490,992
General Electric Co. (Miscellaneous Manufacturing)	216,561	7,291,609
General Mills, Inc. (Food)	7,548	363,814
General Motors Corp. (Auto Manufacturers)	11,766	360,157

See accompanying notes to the Schedules of Portfolio Investments.

Genuine Parts Co. (Distribution/Wholesale)	3,552	152,380
Genzyme Corp. * (Biotechnology)	5,217	373,746
Georgia Pacific Corp. (Forest Products & Paper)	5,217	177,691
Gilead Sciences, Inc. * (Pharmaceuticals)	9,324	454,638
Gillette Co. (Cosmetics/Personal Care)	18,426	1,072,393
Golden West Financial Corp. (Savings & Loans)	5,217	309,838
Goodrich Corp. (Aerospace/Defense)	2,553	113,200
Guidant Corp. (Healthcare - Products)	6,882	474,101
H & R Block, Inc. (Commercial Services)	6,660	159,707
Halliburton Co. (Oil & Gas Services)	10,434	714,938
Harley-Davidson, Inc. (Leisure Time)	5,661	274,219
Harrah’s Entertainment, Inc. (Lodging)	3,774	246,027
Hartford Financial Services Group, Inc. (Insurance)	6,105	471,123
Hasbro, Inc. (Toys/Games/Hobbies)	3,663	71,978
HCA, Inc. (Healthcare - Services)	9,324	446,806
Health Management Associates, Inc. - Class A (Healthcare - Services)	4,995	117,233
Heinz (H.J.) Co. (Food)	6,993	255,524
Hercules, Inc. * (Chemicals)	2,331	28,485
Hershey Foods Corp. (Food)	3,774	212,514
Hewlett-Packard Co. (Computers)	58,719	1,714,595
Hilton Hotels Corp. (Lodging)	6,882	153,606
Home Depot, Inc. (Retail)	44,178	1,684,948
Honeywell International, Inc. (Miscellaneous Manufacturing)	17,649	661,838
Hospira, Inc. * (Pharmaceuticals)	3,219	131,882
Humana, Inc. * (Healthcare - Services)	3,219	154,126
Huntington Bancshares, Inc. (Banks)	4,773	107,249
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	4,329	356,407
IMS Health, Inc. (Software)	4,662	117,343
Ingersoll-Rand Co. - Class A (Miscellaneous Manufacturing)	6,993	267,342
Intel Corp. (Semiconductors)	125,208	3,086,377
International Business Machines Corp. (Computers)	32,967	2,644,612
International Flavors & Fragrances, Inc. (Chemicals)	1,665	59,341
International Game Technology (Entertainment)	6,882	185,814
International Paper Co. (Forest Products & Paper)	9,990	297,702
Interpublic Group of Cos., Inc. * (Advertising)	8,769	102,071
Intuit, Inc. * (Software)	3,774	169,113
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,887	214,363
J.C. Penney Co., Inc. (Holding Company) (Retail)	5,106	242,127
J.P. Morgan Chase & Co. (Diversified Financial Services)	72,372	2,455,582
Jabil Circuit, Inc. * (Electronics)	3,552	109,828
Janus Capital Group, Inc. (Diversified Financial Services)	4,551	65,762

See accompanying notes to the Schedules of Portfolio Investments.

JDS Uniphase Corp. * (Telecommunications)	34,299	76,144
Jefferson-Pilot Corp. (Insurance)	2,775	141,997
Johnson & Johnson (Healthcare - Products)	61,161	3,870,268
Johnson Controls, Inc. (Auto Parts & Equipment)	3,996	247,952
Jones Apparel Group, Inc. (Apparel)	2,442	69,597
KB Home (Home Builders)	1,554	113,753
Kellogg Co. (Food)	5,217	240,660
Kerr-McGee Corp. (Oil & Gas)	2,331	226,363
KeyCorp (Banks)	8,436	272,061
KeySpan Corp. (Gas)	3,552	130,643
Kimberly-Clark Corp. (Household Products/Wares)	9,768	581,489
Kinder Morgan, Inc. (Pipelines)	1,998	192,128
King Pharmaceuticals, Inc. * (Pharmaceuticals)	4,884	75,116
KLA -Tencor Corp. (Semiconductors)	3,996	194,845
Knight-Ridder, Inc. (Media)	1,443	84,675
Kohls Corp. * (Retail)	7,104	356,479
Kroger Co. * (Food)	14,985	308,541
L-3 Communications Holdings, Inc. (Aerospace/Defense)	2,442	193,089
Laboratory Corp. of America Holdings * (Healthcare - Services)	2,775	135,170
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	3,885	78,477
Lexmark International, Inc. - Class A * (Computers)	2,442	149,084
Limited, Inc. (Retail)	7,215	147,402
Lincoln National Corp. (Insurance)	3,552	184,775
Linear Technology Corp. (Semiconductors)	6,327	237,832
Liz Claiborne, Inc. (Apparel)	2,220	87,290
Lockheed Martin Corp. (Aerospace/Defense)	7,437	453,954
Loews Corp. (Insurance)	2,775	256,438
Louisiana-Pacific Corp. (Forest Products & Paper)	2,331	64,545
Lowe’s Cos., Inc. (Retail)	15,984	1,029,369
LSI Logic Corp. * (Semiconductors)	8,214	80,908
Lucent Technologies, Inc. * (Telecommunications)	92,574	300,866
M&T Bank Corp. (Banks)	1,665	176,007
Manor Care, Inc. (Healthcare - Services)	1,665	63,953
Marathon Oil Corp. (Oil & Gas)	7,548	520,284
Marriott International, Inc. - Class A (Lodging)	3,552	223,776
Marsh & McLennan Cos., Inc. (Insurance)	11,100	337,329
Marshall & Ilsley Corp. (Banks)	4,329	188,355
Masco Corp. (Building Materials)	8,880	272,438
Mattel, Inc. (Toys/Games/Hobbies)	8,325	138,861
Maxim Integrated Products, Inc. (Semiconductors)	6,771	288,783
Maytag Corp. (Home Furnishings)	1,665	30,403
MBIA, Inc. (Insurance)	2,775	168,221
MBNA Corp. (Diversified Financial Services)	25,752	634,529

See accompanying notes to the Schedules of Portfolio Investments.

McCormick & Co., Inc. (Food)	2,775	90,548
McDonald’s Corp. (Retail)	25,086	840,130
McGraw-Hill Cos., Inc. (Media)	7,659	367,938
McKesson Corp. (Commercial Services)	6,216	294,949
MeadWestvaco Corp. (Forest Products & Paper)	3,774	104,238
Medco Health Solutions, Inc. * (Pharmaceuticals)	6,216	340,823
MedImmune, Inc. * (Biotechnology)	4,773	160,611
Medtronic, Inc. (Healthcare - Products)	24,975	1,339,160
Mellon Financial Corp. (Banks)	8,547	273,248
Merck & Co., Inc. (Pharmaceuticals)	45,066	1,226,246
Mercury Interactive Corp. * (Software)	1,776	70,330
Meredith Corp. (Media)	888	44,302
Merrill Lynch & Co., Inc. (Diversified Financial Services)	1,936	118,774
MetLife, Inc. (Insurance)	15,540	774,358
MGIC Investment Corp. (Insurance)	1,887	121,145
Micron Technology, Inc. * (Semiconductors)	13,098	174,203
Microsoft Corp. (Software)	189,144	4,866,674
Millipore Corp. * (Biotechnology)	1,110	69,808
Molex, Inc. (Electrical Components & Equipment)	2,997	79,960
Molson Coors Brewing Co. - Class B (Beverages)	1,221	78,156
Monsanto Co. (Agriculture)	5,550	348,263
Monster Worldwide, Inc. * (Internet)	2,553	78,403
Moody’s Corp. (Commercial Services)	5,217	266,484
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	22,644	1,221,417
Motorola, Inc. (Telecommunications)	51,282	1,132,819
Murphy Oil Corp. (Oil & Gas)	3,330	166,067
Mylan Laboratories, Inc. (Pharmaceuticals)	4,440	85,514
Nabors Industries, Ltd. * (Oil & Gas)	3,219	231,221
National City Corp. (Banks)	11,766	393,455
National Semiconductor Corp. (Semiconductors)	7,326	192,674
National-Oilwell Varco, Inc. * (Oil & Gas Services)	3,663	241,025
Navistar International Corp. * (Auto Manufacturers)	1,332	43,197
NCR Corp. * (Computers)	3,885	123,970
Network Appliance, Inc. * (Computers)	7,659	181,825
Newell Rubbermaid, Inc. (Housewares)	5,661	128,222
Newmont Mining Corp. (Mining)	8,991	424,105
News Corp. - Class A (Media)	50,949	794,295
NICOR, Inc. (Gas)	888	37,323
NIKE, Inc. - Class B (Apparel)	3,885	317,327
NiSource, Inc. (Electric)	5,550	134,588
Noble Corp. (Oil & Gas)	2,886	197,576
Nordstrom, Inc. (Retail)	4,551	156,190
Norfolk Southern Corp. (Transportation)	8,325	337,662

See accompanying notes to the Schedules of Portfolio Investments.

North Fork Bancorp, Inc. (Banks)	9,990	254,745
Northern Trust Corp. (Banks)	3,774	190,776
Northrop Grumman Corp. (Aerospace/Defense)	7,326	398,168
Novell, Inc. * (Software)	7,770	57,887
Novellus Systems, Inc. (Semiconductors)	2,886	72,381
Nucor Corp. (Iron/Steel)	3,219	189,889
NVIDIA Corp. * (Semiconductors)	3,441	117,957
Occidental Petroleum Corp. (Oil & Gas)	8,325	711,205
Office Depot, Inc. * (Retail)	6,549	194,505
OfficeMax, Inc. (Retail)	1,554	49,215
Omnicom Group, Inc. (Advertising)	3,663	306,337
Oracle Corp. * (Software)	78,144	968,204
PACCAR, Inc. (Auto Manufacturers)	3,552	241,145
Pactiv Corp. * (Packaging & Containers)	3,108	54,452
Pall Corp. (Miscellaneous Manufacturing)	2,553	70,208
Parametric Technology Corp. * (Software)	5,550	38,684
Parker Hannifin Corp. (Miscellaneous Manufacturing)	2,553	164,183
Paychex, Inc. (Commercial Services)	6,882	255,185
Peoples Energy Corp. (Gas)	777	30,598
PepsiCo, Inc. (Beverages)	34,077	1,932,506
PerkinElmer, Inc. (Electronics)	2,664	54,266
Pfizer, Inc. (Pharmaceuticals)	152,958	3,819,361
PG&E Corp. (Electric)	7,659	300,616
Phelps Dodge Corp. (Mining)	1,998	259,600
Pinnacle West Capital Corp. (Electric)	1,998	88,072
Pitney Bowes, Inc. (Office/Business Equipment)	4,773	199,225
Plum Creek Timber Co., Inc. (Forest Products & Paper)	3,774	143,072
PMC-Sierra, Inc. * (Semiconductors)	3,774	33,249
PNC Financial Services Group (Banks)	5,994	347,772
PPG Industries, Inc. (Chemicals)	3,552	210,243
PPL Corp. (Electric)	7,770	251,204
Praxair, Inc. (Chemicals)	6,660	319,214
Principal Financial Group, Inc. (Insurance)	5,772	273,420
Procter & Gamble Co. (Cosmetics/Personal Care)	50,394	2,996,427
Progress Energy, Inc. (Electric)	5,217	233,461
Progressive Corp. (Insurance)	3,996	418,661
Prologis (REIT)	4,884	216,410
Providian Financial Corp. * (Diversified Financial Services)	6,105	107,936
Prudential Financial, Inc. (Insurance)	10,434	704,921
Public Service Enterprise Group, Inc. (Electric)	4,884	314,334
Public Storage, Inc. (REIT)	1,665	111,555
Pulte Homes, Inc. (Home Builders)	4,329	185,801
QLogic Corp. * (Semiconductors)	1,887	64,535
Qualcomm, Inc. (Telecommunications)	33,411	1,495,142
Quest Diagnostics, Inc. (Healthcare - Services)	3,441	173,908

See accompanying notes to the Schedules of Portfolio Investments.

Qwest Communications International, Inc. * (Telecommunications)	31,746	130,159
R.R. Donnelley & Sons Co. (Commercial Services)	4,440	164,591
RadioShack Corp. (Retail)	2,775	68,820
Raytheon Co. (Aerospace/Defense)	9,324	354,498
Reebok International, Ltd. (Apparel)	1,110	62,793
Regions Financial Corp. (Banks)	9,435	293,617
Reynolds American, Inc. (Agriculture)	1,776	147,444
Robert Half International, Inc. (Commercial Services)	3,552	126,416
Rockwell Collins, Inc. (Aerospace/Defense)	3,663	176,996
Rockwell International Corp. (Machinery-Diversified)	3,774	199,645
Rohm & Haas Co. (Chemicals)	2,997	123,267
Rowan Cos., Inc. (Oil & Gas)	2,220	78,788
Ryder System, Inc. (Transportation)	1,332	45,581
Sabre Holdings Corp. (Leisure Time)	2,664	54,026
SAFECO Corp. (Insurance)	2,553	136,279
Safeway, Inc. (Food)	9,324	238,694
Sanmina-SCI Corp. * (Electronics)	11,211	48,095
Sara Lee Corp. (Food)	16,206	307,104
SBC Communications, Inc. (Telecommunications)	67,488	1,617,687
Schering-Plough Corp. (Pharmaceuticals)	30,525	642,551
Schlumberger, Ltd. (Oil & Gas Services)	12,210	1,030,280
Schwab (Diversified Financial Services)	21,645	312,337
Scientific-Atlanta, Inc. (Telecommunications)	3,219	120,745
Sealed Air Corp. * (Packaging & Containers)	1,665	79,021
Sears Holdings Corp. * (Retail)	2,109	262,402
Sempra Energy (Gas)	5,217	245,511
Sherwin-Williams Co. (Chemicals)	2,331	102,727
Siebel Systems, Inc. (Software)	10,767	111,223
Sigma-Aldrich Corp. (Chemicals)	1,443	92,439
Simon Property Group, Inc. (REIT)	3,774	279,729
SLM Corp. (Diversified Financial Services)	8,658	464,415
Snap-on, Inc. (Hand/Machine Tools)	1,221	44,103
Solectron Corp. * (Electronics)	20,091	78,556
Southern Co. (Electric)	15,207	543,802
Southwest Airlines Co. (Airlines)	14,208	210,989
Sovereign Bancorp, Inc. (Savings & Loans)	7,437	163,911
Sprint Corp. (Telecommunications)	59,940	1,425,373
St. Jude Medical, Inc. * (Healthcare - Products)	7,659	358,441
St. Paul Cos., Inc. (Insurance)	13,764	617,591
Staples, Inc. (Retail)	15,207	324,213
Starbucks Corp. * (Retail)	7,881	394,838
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	4,551	260,181
State Street Corp. (Banks)	6,771	331,237
Stryker Corp. (Healthcare - Products)	5,994	296,283
Sun Microsystems, Inc. * (Computers)	72,261	283,263
Sunoco, Inc. (Oil & Gas)	2,886	225,685

See accompanying notes to the Schedules of Portfolio Investments.

SunTrust Banks, Inc. (Banks)	7,437	516,500
SuperValu, Inc. (Food)	2,775	86,358
Symantec Corp. * (Internet)	24,753	560,903
Symbol Technologies, Inc. (Electronics)	4,995	48,352
Synovus Financial Corp. (Banks)	6,438	178,461
Sysco Corp. (Food)	13,098	410,885
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,664	173,959
Target Corp. (Retail)	18,204	945,334
TECO Energy, Inc. (Electric)	4,329	78,009
Tektronix, Inc. (Electronics)	1,776	44,808
Tellabs, Inc. * (Telecommunications)	9,102	95,753
Temple-Inland, Inc. (Forest Products & Paper)	2,331	95,221
Tenet Healthcare Corp. * (Healthcare - Services)	9,768	109,695
Teradyne, Inc. * (Semiconductors)	4,107	67,766
Texas Instruments, Inc. (Semiconductors)	34,077	1,155,210
Textron, Inc. (Miscellaneous Manufacturing)	2,775	199,023
The AES Corp. * (Electric)	13,320	218,848
The Dow Chemical Co. (Chemicals)	20,091	837,191
The Gap, Inc. (Retail)	12,099	210,886
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	3,663	57,106
The New York Times Co. - Class A (Media)	2,997	89,161
The Pepsi Bottling Group, Inc. (Beverages)	2,886	82,395
The Stanley Works (Hand/Machine Tools)	1,443	67,359
Thermo Electron Corp. * (Electronics)	3,330	102,897
Tiffany & Co. (Retail)	2,997	119,191
Time Warner, Inc. (Media)	93,795	1,698,627
TJX Cos., Inc. (Retail)	9,657	197,775
Torchmark Corp. (Insurance)	2,109	111,418
Transocean Sedco Forex, Inc. * (Oil & Gas)	6,771	415,130
Tribune Co. (Media)	5,439	184,328
TXU Corp. (Electric)	4,884	551,306
Tyco International, Ltd. (Miscellaneous Manufacturing)	41,292	1,149,982
Tyson Foods, Inc. - Class A (Food)	5,217	94,167
U.S. Bancorp (Banks)	37,740	1,059,739
Union Pacific Corp. (Transportation)	5,439	389,976
Unisys Corp. * (Computers)	6,993	46,434
United Parcel Service, Inc. - Class B (Transportation)	22,755	1,573,054
United States Steel Corp. (Iron/Steel)	2,331	98,718
United Technologies Corp. (Aerospace/Defense)	21,090	1,093,306
UnitedHealth Group, Inc. (Healthcare - Services)	25,641	1,441,024
Univision Communications, Inc. - Class A * (Media)	4,773	126,628
UnumProvident Corp. (Insurance)	5,994	122,877
UST, Inc. (Agriculture)	3,330	139,394
V. F. Corp. (Apparel)	1,887	109,389

See accompanying notes to the Schedules of Portfolio Investments.

Valero Energy Corp. (Oil & Gas)	6,327	715,331
Verizon Communications, Inc. (Telecommunications)	56,832	1,857,838
Viacom, Inc. - Class B (Media)	24,753	817,097
Visteon Corp. (Auto Parts & Equipment)	2,664	26,054
Vornado Realty Trust (REIT)	2,442	211,526
Vulcan Materials Co. (Building Materials)	2,109	156,509
W.W. Grainger, Inc. (Distribution/Wholesale)	1,554	97,778
Wachovia Corp. (Banks)	32,412	1,542,487
Wal-Mart Stores, Inc. (Retail)	51,726	2,266,632
Walgreen Co. (Retail)	21,090	916,361
Walt Disney Co. (Media)	41,514	1,001,733
Washington Mutual, Inc. (Savings & Loans)	18,093	709,608
Waste Management, Inc. (Environmental Control)	11,655	333,450
Waters Corp. * (Electronics)	2,331	96,970
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	2,109	77,210
Weatherford International, Ltd. * (Oil & Gas Services)	2,775	190,532
WellPoint, Inc. * (Healthcare - Services)	12,543	951,010
Wells Fargo & Co. (Banks)	35,187	2,060,903
Wendy’s International, Inc. (Retail)	2,331	105,245
Weyerhaeuser Co. (Forest Products & Paper)	4,995	343,407
Whirlpool Corp. (Home Furnishings)	1,332	100,926
Williams Cos., Inc. (Pipelines)	11,877	297,518
Wrigley (Wm.) Jr. Co. (Food)	3,663	263,296
Wyeth (Pharmaceuticals)	27,528	1,273,721
Xcel Energy, Inc. (Electric)	8,214	161,077
Xerox Corp. * (Office/Business Equipment)	19,425	265,151
Xilinx, Inc. (Semiconductors)	7,215	200,938
XL Capital, Ltd. - Class A (Insurance)	2,886	196,335
XTO Energy, Inc. (Oil & Gas)	7,548	342,075
Yahoo!, Inc. * (Internet)	25,863	875,204
YUM! Brands, Inc. (Retail)	5,772	279,423
Zimmer Holdings, Inc. * (Healthcare - Products)	4,995	344,106
Zions Bancorp (Banks)	1,887	134,373

Total Common Stocks (Cost $179,677,396)		224,773,155

	Principal Amount
Repurchase Agreements (9.0%)
UBS, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $22,106,538 (Collateralized by $22,639,000 Federal National Mortgage Association, 3.833%, 11/9/05, market value $22,542,586)	$22,100,000	22,100,000

Total Repurchase Agreements (Cost $22,100,000)		22,100,000

TOTAL INVESTMENT SECURITIES (Cost $201,777,396) - 101.0%		$246,873,155

Percentages indicated are based on net assets of $244,472,668.

*	Non-income producing security

REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring December 2005 (Underlying face amount at value $7,405,500)	120	$12,835
S&P 500 Futures Contract expiring December 2005 (Underlying face amount at value $13,574,000)	44	$37,170

ProFund VP Bull invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Advertising	0.2%
Aerospace/Defense	1.8%
Agriculture	1.7%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.4%
Auto Parts & Equipment	0.2%
Banks	5.6%
Beverages	2.0%
Biotechnology	1.2%
Building Materials	0.2%
Chemicals	1.3%
Commercial Services	0.8%
Computers	3.6%
Cosmetics/Personal Care	2.0%
Distribution/Wholesale	0.1%
Diversified Financial Services	6.3%
Electric	3.2%
Electrical Components & Equipment	0.3%
Electronics	0.5%
Engineering & Construction	NM
Entertainment	0.1%
Environmental Control	0.2%
Food	1.4%
Forest Products & Paper	0.5%
Gas	0.2%
Hand/Machine Tools	0.1%
Healthcare-Products	3.3%
Healthcare-Services	1.8%
Home Builders	0.3%
Home Furnishings	0.1%
Household Products/Wares	0.4%
Housewares	0.1%
Information Technology Services	0.1%
Insurance	4.5%
Internet	0.8%
Internet Security	0.2%
Iron/Steel	0.1%
Leisure Time	0.3%
Lodging	0.4%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	0.2%
Media	3.0%
Mining	0.5%
Miscellaneous Manufacturing	5.1%
Office/Business Equipment	0.2%
Oil & Gas	8.3%
Oil & Gas Services	1.2%
Packaging & Containers	0.1%
Pharmaceuticals	5.6%
Pipelines	0.3%
Real Estate Investment Trust	0.6%
Retail	5.4%
Savings & Loans	0.5%
Semiconductors	3.1%
Software	3.7%
Telecommunications	5.5%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.5%
Other**	9.0%

**	Includes non-equity securities.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Small-Cap

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (71.3%)
3Com Corp. * (Telecommunications)	33,033	$134,775
Aaron Rents, Inc. (Commercial Services)	3,993	84,452
Abgenix, Inc. * (Pharmaceuticals)	10,527	133,482
ABM Industries, Inc. (Commercial Services)	5,445	113,310
Acadia Realty Trust (REIT)	5,082	91,425
Accredited Home Lenders * (Diversified Financial Services)	1,452	51,052
Actuant Corp. (Miscellaneous Manufacturing)	3,267	152,896
Acuity Brands, Inc. (Miscellaneous Manufacturing)	5,808	172,323
Acxiom Corp. (Software)	7,623	142,703
Adaptec, Inc. * (Telecommunications)	21,780	83,417
ADTRAN, Inc. (Telecommunications)	5,082	160,084
Advance America Cash Advance Centers, Inc. (Commercial Services)	5,445	72,146
Advanced Neuromodulation Systems, Inc. * (Healthcare - Products)	1,815	86,140
Advanta Corp. - Class B (Diversified Financial Services)	2,904	81,980
Advent Software, Inc. * (Software)	4,719	127,130
Advisory Board Co. * (Commercial Services)	1,815	94,453
ADVO, Inc. (Advertising)	2,904	90,866
Aeroflex, Inc. * (Telecommunications)	9,075	84,942
Aeropostale, Inc. * (Retail)	4,719	100,279
AGCO Corp. * (Machinery-Diversified)	7,260	132,132
Agile Software Corp. * (Internet)	24,684	176,984
AirTran Holdings, Inc. * (Airlines)	7,986	101,103
Alabama National BanCorp (Banks)	1,089	69,631
Alaska Air Group, Inc. * (Airlines)	2,904	84,390
Albany International Corp. - Class A (Machinery-Diversified)	2,904	107,070
Aleris International, Inc. * (Environmental Control)	3,267	89,679
Alexandria Real Estate Equities, Inc. (REIT)	1,815	150,083
Alexion Pharmaceuticals, Inc. * (Biotechnology)	3,993	110,526
Alkermes, Inc. * (Pharmaceuticals)	10,164	170,755
ALLETE, Inc. (Electric)	1,815	83,145
Alliance Gaming Corp. * (Entertainment)	4,719	51,201

See accompanying notes to the Schedules of Portfolio Investments.

Amcore Financial, Inc. (Banks)	2,904	90,634
Amegy Bancorp, Inc. (Banks)	6,534	147,864
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	4,719	108,915
American Healthways, Inc. * (Healthcare - Services)	2,904	123,130
American Home Mortgage Investment Corp. (REIT)	2,541	76,992
American Medical Systems Holdings, Inc. * (Healthcare - Products)	5,445	109,717
American States Water Co. (Water)	2,541	85,022
Amli Residential Properties Trust (REIT)	2,541	81,490
AmSurg Corp. * (Healthcare - Services)	2,541	69,522
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	9,438	328,348
Analogic Corp. (Electronics)	1,815	91,494
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	3,630	107,012
Andrx Group * (Pharmaceuticals)	5,445	84,016
Angelica Corp. (Textiles)	3,993	71,275
Anixter International, Inc. * (Telecommunications)	3,630	146,398
ANSYS, Inc. * (Software)	3,993	153,691
Anteon International Corp. * (Computers)	2,541	108,653
Anthracite Capital, Inc. (REIT)	5,082	58,850
Apollo Investment Corp. (Investment Companies)	4,719	93,436
Applera Corp. - Celera Genomics Group * (Biotechnology)	5,808	70,451
Applied Industrial Technologies, Inc. (Machinery-Diversified)	2,904	104,196
Applied Micro Circuits Corp. * (Semiconductors)	35,574	106,722
Apria Healthcare Group, Inc. * (Healthcare - Services)	3,630	115,833
aQuantive, Inc. * (Internet)	5,445	109,608
Aquila, Inc. * (Electric)	21,417	84,811
Arbitron, Inc. (Commercial Services)	2,904	115,695
Argonaut Group, Inc. * (Insurance)	3,630	98,046
Argosy Gaming Co. * (Entertainment)	2,904	136,460
Arkansas Best Corp. (Transportation)	2,904	101,262
Armor Holdings, Inc. * (Aerospace/Defense)	2,904	124,901
Arris Group, Inc. * (Telecommunications)	10,890	129,155
Arrow Financial Corp. (Banks)	4,100	111,199
ArthroCare Corp. * (Healthcare - Products)	2,541	102,199
ArvinMeritor, Inc. (Auto Parts & Equipment)	5,808	97,110

See accompanying notes to the Schedules of Portfolio Investments.

Atmel Corp. * (Semiconductors)	41,745	85,995
ATMI, Inc. * (Semiconductors)	3,630	112,530
Atwood Oceanics, Inc. * (Oil & Gas)	1,815	152,841
Audiovox Corp. - Class A * (Telecommunications)	5,808	81,196
Aviall, Inc. * (Distribution/Wholesale)	2,904	98,097
Avista Corp. (Electric)	6,171	119,717
Avocent Corp. * (Internet)	5,445	172,280
Axcelis Technologies, Inc. * (Semiconductors)	11,253	58,741
Aztar Corp. * (Lodging)	2,904	89,472
Baldor Electric Co. (Hand/Machine Tools)	4,356	110,425
BancorpSouth, Inc. (Banks)	5,082	116,124
Bandag, Inc. (Auto Parts & Equipment)	2,178	93,349
Bank Mutual Corp. (Banks)	9,801	105,067
BankAtlantic Bancorp, Inc. - Class A (Savings & Loans)	5,808	98,678
BankUnited Financial Corp. - Class A (Savings & Loans)	3,993	91,320
Banner Corp. (Banks)	2,904	77,363
Banta Corp. (Commercial Services)	2,904	147,785
Barnes Group, Inc. (Miscellaneous Manufacturing)	2,178	78,103
BE Aerospace, Inc. * (Aerospace/Defense)	5,082	84,209
BearingPoint, Inc. * (Commercial Services)	14,883	112,962
Belden, Inc. (Electrical Components & Equipment)	5,082	98,743
Benchmark Electronics, Inc. * (Electronics)	4,719	142,136
Berry Petroleum Co. - Class A (Oil & Gas)	1,815	121,042
Beverly Enterprises, Inc. * (Healthcare - Services)	8,712	106,722
Big Lots, Inc. * (Retail)	9,801	107,713
Bio-Rad Laboratories, Inc. - Class A * (Biotechnology)	1,452	79,845
BioMed Realty Trust, Inc. (REIT)	3,630	90,024
Biosite Diagnostics, Inc. * (Healthcare - Products)	1,815	112,276
Black Box Corp. (Telecommunications)	2,178	91,389
Black Hills Corp. (Electric)	2,541	110,203
Blockbuster, Inc. - Class A (Retail)	14,883	70,694
Blyth, Inc. (Household Products/Wares)	2,178	48,548
Bob Evans Farms, Inc. (Retail)	4,356	98,925
Boston Private Financial Holdings, Inc. (Banks)	3,993	105,974

See accompanying notes to the Schedules of Portfolio Investments.

Bowater, Inc. (Forest Products & Paper)	4,356	123,144
Bowne & Co., Inc. (Commercial Services)	6,534	93,371
Brady Corp. - Class A (Electronics)	3,630	112,312
Brandywine Realty Trust (REIT)	3,630	112,857
Briggs & Stratton Corp. (Machinery-Diversified)	4,719	163,230
Bright Horizons Family Solutions, Inc. * (Commercial Services)	2,178	83,635
Brocade Communications Systems, Inc. * (Computers)	23,595	96,268
Brookline Bancorp, Inc. (Savings & Loans)	6,534	103,368
Brooks Automation, Inc. * (Semiconductors)	4,719	62,904
Brown Shoe Co., Inc. (Retail)	2,178	71,874
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	2,178	107,005
Building Materials Holding Corp. (Distribution/Wholesale)	1,089	101,484
Cabot Microelectronics Corp. * (Chemicals)	2,178	63,990
Cabot Oil & Gas Corp. (Oil & Gas)	3,993	201,687
Cal Dive International, Inc. * (Oil & Gas Services)	3,630	230,179
California Water Service Group (Water)	2,178	89,733
Callaway Golf Co. (Leisure Time)	6,897	104,075
Calpine Corp. * (Electric)	40,656	105,299
Cambrex Corp. (Biotechnology)	5,808	110,120
Capital Automotive (REIT)	3,267	126,466
CARBO Ceramics, Inc. (Oil & Gas Services)	1,452	95,817
Carpenter Technology Corp. (Iron/Steel)	2,178	127,653
Carter’s, Inc. * (Apparel)	1,452	82,474
Cascade Bancorp (Banks)	4,356	90,997
Cascade Natural Gas Corp. (Gas)	4,356	94,830
Casey’s General Stores, Inc. (Retail)	6,534	151,589
Catalina Marketing Corp. (Advertising)	4,356	99,055
Cathay Bancorp, Inc. (Banks)	3,993	141,592
CEC Entertainment, Inc. * (Retail)	2,904	92,231
Centene Corp. * (Healthcare - Services)	3,630	90,859
Central Garden & Pet Co. * (Household Products/Wares)	2,178	98,555
Central Pacific Financial Corp. (Banks)	2,178	76,622
CH Energy Group, Inc. (Electric)	1,452	68,941
Champion Enterprises, Inc. * (Home Builders)	7,986	118,033
Charming Shoppes, Inc. * (Retail)	11,616	123,943

See accompanying notes to the Schedules of Portfolio Investments.

Chattem, Inc. * (Cosmetics/Personal Care)	2,178	77,319
Checkpoint Systems, Inc. * (Electronics)	6,534	154,987
Chemed Corp. (Commercial Services)	2,178	94,395
Chemical Financial Corp. (Banks)	2,541	82,583
Cheniere Energy, Inc. * (Oil & Gas)	3,630	150,137
Chiquita Brands International, Inc. (Food)	2,904	81,167
Chittenden Corp. (Banks)	3,630	96,231
Ciber, Inc. * (Computers)	13,068	97,095
CIENA Corp. * (Telecommunications)	46,827	123,623
Cimarex Energy Co. * (Oil & Gas)	6,171	279,732
Cincinnati Bell, Inc. * (Telecommunications)	27,225	120,062
Citizens Banking Corp. (Banks)	3,993	113,401
City Holding Co. (Banks)	2,178	77,885
CKE Restaurants, Inc. (Retail)	6,171	81,334
Clarcor, Inc. (Miscellaneous Manufacturing)	3,993	114,679
CLECO Corp. (Electric)	4,719	111,274
Cleveland-Cliffs, Inc. (Iron/Steel)	1,815	158,105
CMGI, Inc. * (Internet)	40,293	67,289
CNET Networks, Inc. * (Internet)	14,157	192,110
Coca-Cola Bottling Co. Consolidated (Beverages)	2,178	106,592
Coeur d’Alene Mines Corp. * (Mining)	23,232	98,271
Cognex Corp. (Machinery-Diversified)	4,719	141,900
Coherent, Inc. * (Electronics)	3,630	106,286
Coldwater Creek, Inc. * (Retail)	3,267	82,394
Colonial Properties Trust (REIT)	2,541	113,024
Columbia Banking System, Inc. (Banks)	3,993	104,736
Commercial Capital Bancorp, Inc. (Savings & Loans)	4,356	74,052
Commercial Federal Corp. (Savings & Loans)	2,904	99,143
Commercial Metals Co. (Metal Fabricate/Hardware)	5,082	171,467
Commercial NET Lease Realty (REIT)	3,630	72,600
Commonwealth Telephone Enterprises, Inc. (Telecommunications)	1,815	68,426
Commscope, Inc. * (Telecommunications)	6,171	107,005
Community Bank System, Inc. (Banks)	3,630	82,038
Comstock Resources, Inc. * (Oil & Gas)	4,719	154,830
Comtech Telecommunications Corp. * (Telecommunications)	2,178	90,322
CONMED Corp. * (Healthcare - Products)	2,904	80,964

See accompanying notes to the Schedules of Portfolio Investments.

Consolidated Graphics, Inc. * (Commercial Services)	2,541	109,390
Continental Airlines, Inc. - Class B * (Airlines)	4,719	45,586
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	5,808	88,688
Corinthian Colleges, Inc. * (Commercial Services)	7,260	96,340
Corn Products International, Inc. (Food)	5,445	109,825
Corporate Office Properties Trust (REIT)	2,904	101,495
Corrections Corp. of America * (Commercial Services)	3,630	144,111
Corus Bankshares, Inc. (Banks)	1,452	79,613
CoStar Group, Inc. * (Commercial Services)	2,178	101,756
Cousins Properties, Inc. (REIT)	2,541	76,789
Covanta Holding Corp. * (Energy - Alternate Sources)	3,630	48,751
Cox Radio, Inc. - Class A * (Media)	5,808	88,282
Crane Co. (Miscellaneous Manufacturing)	4,356	129,547
Credence Systems Corp. * (Semiconductors)	8,349	66,625
Cross Country Healthcare, Inc. * (Commercial Services)	5,082	94,322
CSG Systems International, Inc. * (Software)	5,445	118,211
CSK Auto Corp. * (Retail)	5,445	81,022
CTS Corp. (Electronics)	8,349	101,023
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	6,897	148,561
Cumulus Media, Inc. - Class A * (Media)	7,986	99,745
Curtiss-Wright Corp. (Aerospace/Defense)	2,541	156,806
CV Therapeutics, Inc. * (Pharmaceuticals)	4,356	116,523
CVB Financial Corp. (Banks)	5,082	94,525
Cyberonics, Inc. * (Healthcare - Products)	1,452	43,328
Cymer, Inc. * (Electronics)	3,993	125,061
Cypress Semiconductor Corp. * (Semiconductors)	11,616	174,821
Delphi Financial Group, Inc. - Class A (Insurance)	2,904	135,908
Delta & Pine Land Co. (Agriculture)	3,267	86,281
Dendrite International, Inc. * (Software)	5,445	109,390
DeVry, Inc. * (Commercial Services)	4,719	89,897

See accompanying notes to the Schedules of Portfolio Investments.

Diagnostic Products Corp. (Healthcare - Products)	1,815	95,705
Digital Insight Corp. * (Internet)	3,630	94,598
Digital River, Inc. * (Internet)	3,267	113,855
Digitas, Inc. * (Internet)	8,349	94,845
Dionex Corp. * (Electronics)	2,178	118,157
Dollar Thrifty Automotive Group, Inc. * (Commercial Services)	2,178	73,333
Doral Financial Corp. (Diversified Financial Services)	6,534	85,399
Dress Barn, Inc. * (Retail)	3,630	82,619
Drew Industries, Inc. * (Building Materials)	4,356	112,428
DRS Technologies, Inc. (Aerospace/Defense)	2,178	107,506
DSP Group, Inc. * (Semiconductors)	3,630	93,146
Duquesne Light Holdings, Inc. (Electric)	4,719	81,214
Dycom Industries, Inc. * (Engineering & Construction)	4,356	88,078
Eagle Materials - Class A (Building Materials)	1,815	220,287
EarthLink, Inc. * (Internet)	11,616	124,291
EastGroup Properties, Inc. (REIT)	1,815	79,406
Eclipsys Corp. * (Software)	5,082	90,663
Education Realty Trust, Inc. (REIT)	5,808	96,994
eFunds Corp. * (Software)	4,719	88,859
EGL, Inc. * (Transportation)	3,630	98,555
El Paso Electric Co. * (Electric)	4,719	98,391
Electronics for Imaging, Inc. * (Computers)	4,719	108,254
Elizabeth Arden, Inc. * (Cosmetics/Personal Care)	3,993	86,169
ElkCorp (Building Materials)	2,178	77,907
EMCOR Group, Inc. * (Engineering & Construction)	2,178	129,155
Emmis Communications Corp. * (Media)	4,719	104,243
Empire District Electric Co. (Electric)	3,630	83,018
Emulex Corp. * (Semiconductors)	6,897	139,388
Encore Acquisition Co. * (Oil & Gas)	4,719	183,333
Energy Partners, Ltd. * (Oil & Gas)	3,993	124,661
Engineered Support Systems, Inc. (Aerospace/Defense)	3,630	148,975
Entegris, Inc. * (Semiconductors)	9,801	110,751
Entercom Communications Corp. * (Media)	3,993	126,139
Entertainment Properties Trust (REIT)	2,541	113,405
Entravision Communications Corp. * (Media)	11,253	88,561
Enzon, Inc. * (Biotechnology)	13,794	91,454
Epicor Software Corp. * (Software)	6,534	84,942
Equinix, Inc. * (Internet)	1,815	75,595
Equity Inns, Inc. (REIT)	6,534	88,209

See accompanying notes to the Schedules of Portfolio Investments.

Equity Lifestyle Properties, Inc. (REIT)	2,178	98,010
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	2,178	109,052
Esterline Technologies Corp. * (Aerospace/Defense)	2,541	96,278
Ethan Allen Interiors, Inc. (Home Furnishings)	3,267	102,420
Euronet Worldwide, Inc. * (Commercial Services)	2,904	85,929
Exar Corp. * (Semiconductors)	9,075	127,232
Exelixis, Inc. * (Biotechnology)	12,342	94,663
F.N.B. Corp. (Banks)	5,082	87,817
FactSet Research Systems, Inc. (Computers)	3,267	115,129
Fairchild Semiconductor International, Inc. * (Semiconductors)	10,890	161,825
Federal Signal Corp. (Miscellaneous Manufacturing)	5,808	99,259
FEI Co. * (Electronics)	3,267	62,890
FelCor Lodging Trust, Inc. * (REIT)	4,356	65,993
Ferro Corp. (Chemicals)	4,356	79,802
Fidelity Bankshares, Inc. (Savings & Loans)	3,993	121,986
Filenet Corp. * (Software)	3,630	101,277
Financial Federal Corp. (Diversified Financial Services)	2,904	115,579
First BanCorp. (Banks)	3,267	55,278
First Charter Corp. (Banks)	3,267	79,976
First Citizens BancShares, Inc. - Class A (Banks)	363	61,946
First Commonwealth Financial Corp. (Banks)	5,445	72,582
First Community Bancorp - Class A (Banks)	1,815	86,811
First Financial Bancorp (Banks)	3,993	74,270
First Financial Bankshares, Inc. (Banks)	2,541	88,503
First Financial Holdings, Inc. (Savings & Loans)	2,904	89,211
First Industrial Realty Trust, Inc. (REIT)	2,904	116,305
First Merchants Corp. (Banks)	3,630	93,763
First Midwest Bancorp, Inc. (Banks)	3,630	135,181
First Niagara Financial Group, Inc. (Savings & Loans)	7,986	115,318
First Republic Bank (Banks)	1,815	63,942
FirstFed Financial Corp. * (Savings & Loans)	1,815	97,665
Fisher Communications, Inc. * (Media)	2,904	135,210
Florida East Coast Industries, Inc. (Transportation)	2,541	115,082

See accompanying notes to the Schedules of Portfolio Investments.

Flowers Foods, Inc. (Food)	3,267	89,124
Flowserve Corp. * (Machinery-Diversified)	4,356	158,341
Flushing Financial Corp. (Savings & Loans)	4,719	77,250
Formfactor, Inc. * (Semiconductors)	3,993	91,120
Forward Air Corp. (Transportation)	2,541	93,610
Fossil, Inc. * (Household Products/Wares)	4,719	85,839
Foundry Networks, Inc. * (Telecommunications)	13,431	170,575
Franklin Bank Corp. Houston * (Savings & Loans)	4,356	70,349
Franklin Electric Co., Inc. (Hand/Machine Tools)	2,904	120,197
Fremont General Corp. (Banks)	6,171	134,713
Frontier Financial Corp. (Banks)	4,719	136,851
Frontier Oil Corp. (Oil & Gas)	4,356	193,189
FTI Consulting, Inc. * (Commercial Services)	3,993	100,863
Fuller (H.B.) Co. (Chemicals)	3,267	101,538
Furniture Brands International, Inc. (Home Furnishings)	4,356	78,539
G & K Services, Inc. (Textiles)	2,541	100,090
Gables Residential Trust (REIT)	2,178	95,070
GAMCO Investors, Inc. - Class A (Diversified Financial Services)	2,904	133,149
GameStop Corp. - Class B * (Retail)	3,993	113,361
Gardner Denver, Inc. * (Machinery-Diversified)	2,904	129,518
Gartner Group, Inc. * (Commercial Services)	7,260	84,869
Gateway, Inc. * (Computers)	28,314	76,448
GATX Corp. (Trucking & Leasing)	3,267	129,210
Gaylord Entertainment Co. * (Lodging)	3,993	190,267
Gemstar-TV Guide International, Inc. * (Media)	18,150	53,724
GenCorp, Inc. * (Aerospace/Defense)	4,719	88,009
General Communication, Inc. - Class A * (Telecommunications)	8,349	82,655
Genesco, Inc. * (Retail)	2,904	108,145
Genesee & Wyoming, Inc. - Class A * (Transportation)	2,904	92,057
Genesis Healthcare Corp. * (Healthcare - Services)	1,452	58,545
Genesis Microchip, Inc. * (Semiconductors)	3,993	87,646
Georgia Gulf Corp. (Chemicals)	3,267	78,669
Glacier Bancorp, Inc. (Banks)	3,630	112,058
Glimcher Realty Trust (REIT)	2,541	62,178
Global Imaging Systems, Inc. * (Office/Business Equipment)	3,630	123,602

See accompanying notes to the Schedules of Portfolio Investments.

Gold Banc Corp., Inc. (Banks)	7,260	108,174
Gold Kist, Inc. * (Food)	3,993	78,063
Golden Telecom, Inc. (Telecommunications)	2,904	91,679
Granite Construction, Inc. (Engineering & Construction)	2,541	97,168
Greater Bay Bancorp (Banks)	4,356	107,332
Greif Brothers Corp. - Class A (Packaging & Containers)	2,178	130,898
Grey Wolf, Inc. * (Oil & Gas)	17,061	143,824
Griffon Corp. * (Miscellaneous Manufacturing)	4,356	107,158
Group 1 Automotive, Inc. * (Retail)	4,356	120,226
Guitar Center, Inc. * (Retail)	2,178	120,247
Haemonetics Corp. * (Healthcare - Products)	2,178	103,520
Hancock Holding Co. (Banks)	2,541	86,750
Hanover Compressor Co. * (Oil & Gas Services)	7,623	105,655
Harbor Florida Bancshares, Inc. (Savings & Loans)	2,904	105,328
Harland (John H.) Co. (Household Products/Wares)	3,993	177,288
Harleysville National Corp. (Banks)	3,034	66,596
Headwaters, Inc. * (Energy - Alternate Sources)	3,630	135,762
Heartland Express, Inc. (Transportation)	4,356	88,601
HEICO Corp. (Aerospace/Defense)	4,719	109,481
Hercules, Inc. * (Chemicals)	10,527	128,640
Heritage Property Investment Trust (REIT)	1,815	63,525
Herley Industries, Inc. * (Aerospace/Defense)	6,534	121,728
Hibbett Sporting Goods, Inc. * (Retail)	4,356	96,921
Highwoods Properties, Inc. (REIT)	3,630	107,121
Hilb, Rogal, & Hobbs Co. (Insurance)	2,541	94,830
Holly Corp. (Oil & Gas)	2,178	139,348
Hologic, Inc. * (Healthcare - Products)	1,815	104,816
Home Properties of New York, Inc. (REIT)	2,178	85,487
Horace Mann Educators Corp. (Insurance)	4,719	93,342
Hot Topic, Inc. * (Retail)	3,993	61,332
Houston Exploration Co. * (Oil & Gas)	2,541	170,882
Hudson United Bancorp (Banks)	3,267	138,292
Hughes Supply, Inc. (Distribution/Wholesale)	5,808	189,340
Human Genome Sciences, Inc. * (Biotechnology)	11,616	157,861
Hutchinson Technology, Inc. * (Computers)	2,178	56,889

See accompanying notes to the Schedules of Portfolio Investments.

Hydril Co. * (Oil & Gas Services)	2,178	149,498
IBERIABANK Corp. (Banks)	1,452	77,174
ICOS Corp. * (Biotechnology)	6,897	190,496
IDACORP, Inc. (Electric)	3,630	109,372
IDT Corp. - Class B * (Telecommunications)	6,171	75,224
IDX Systems Corp. * (Software)	4,356	188,092
IHOP Corp. (Retail)	2,178	88,732
IKON Office Solutions, Inc. (Office/Business Equipment)	9,438	94,191
Imagistics International, Inc. * (Office/Business Equipment)	3,630	151,915
Imation Corp. (Computers)	2,904	124,494
Immucor, Inc. * (Healthcare - Products)	3,630	99,607
IMPAC Mortgage Holdings, Inc. (REIT)	5,082	62,305
Impax Laboratories, Inc. * (Pharmaceuticals)	5,082	61,645
Independent Bank Corp. - Massachusetts (Banks)	2,904	88,224
Independent Bank Corp. - Michigan (Banks)	3,034	88,107
Infinity Property & Casualty Corp. (Insurance)	2,541	89,164
Informatica Corp. * (Software)	9,801	117,808
Infospace, Inc. * (Internet)	2,904	69,318
Inland Real Estate Corp. (REIT)	4,719	73,900
Insight Enterprises, Inc. * (Retail)	6,171	114,781
Integra LifeSciences Holdings * (Biotechnology)	2,904	111,107
Integrated Device Technology, Inc. * (Semiconductors)	18,977	203,814
Interdigital Communications Corp. * (Telecommunications)	4,719	92,681
Intergraph Corp. * (Computers)	2,541	113,608
Intermagnetics General Corp. * (Electrical Components & Equipment)	3,630	101,422
Internet Security Systems, Inc. * (Internet)	4,356	104,588
Intuitive Surgical, Inc. * (Healthcare - Products)	2,904	212,833
Invacare Corp. (Healthcare - Products)	2,541	105,883
Investment Technology Group, Inc. * (Diversified Financial Services)	4,356	128,938
Itron, Inc. * (Electronics)	2,178	99,447
J2 Global Communications, Inc. * (Internet)	2,541	102,707
Jack Henry & Associates, Inc. (Computers)	7,260	140,844
Jack in the Box, Inc. * (Retail)	3,630	108,573
Jackson Hewitt Tax Service, Inc. (Commercial Services)	3,630	86,793

See accompanying notes to the Schedules of Portfolio Investments.

Jacuzzi Brands, Inc * (Miscellaneous Manufacturing)	7,623	61,441
Jarden Corp. * (Household Products/Wares)	3,630	149,083
JLG Industries, Inc. (Machinery - Construction & Mining)	3,993	146,104
Jo-Ann Stores, Inc. * (Retail)	2,904	50,239
Jones Lang LaSalle, Inc. (Real Estate)	2,541	117,038
Journal Register Co. (Media)	6,897	111,593
K-Swiss, Inc. - Class A (Apparel)	2,904	85,871
K-V Pharmaceutical Co. * (Pharmaceuticals)	5,082	90,307
Kansas City Southern Industries, Inc. * (Transportation)	6,534	152,307
Kaydon Corp. (Metal Fabricate/Hardware)	3,993	113,441
KCS Energy, Inc. * (Oil & Gas)	6,171	169,888
Keane, Inc. * (Software)	7,623	87,131
Kellwood Co. (Apparel)	5,082	131,369
Kelly Services, Inc. - Class A (Commercial Services)	5,445	166,944
KEMET Corp. * (Electronics)	13,794	115,594
Kennametal, Inc. (Hand/Machine Tools)	3,267	160,213
Kenneth Cole Productions, Inc. (Retail)	2,904	79,250
Keynote Systems, Inc. * (Internet)	8,349	108,370
KFx, Inc. * (Energy - Alternate Sources)	5,445	93,218
Kilroy Realty Corp. (REIT)	2,178	122,033
Kimball International, Inc. - Class B (Home Furnishings)	7,623	92,162
Kindred Healthcare, Inc. * (Healthcare - Services)	2,178	64,904
Kirby Corp. * (Transportation)	2,178	107,659
KNBT Bancorp, Inc. (Savings & Loans)	7,986	124,342
Knight Capital Group, Inc. - Class A * (Diversified Financial Services)	12,342	102,562
Knight Transportation, Inc. (Transportation)	3,630	88,427
Komag, Inc. * (Computers)	2,904	92,812
Kronos, Inc. * (Computers)	2,904	129,635
Kyphon, Inc. * (Healthcare - Products)	2,904	127,602
La Quinta Corp. * (Lodging)	13,794	119,870
La-Z-Boy, Inc. (Home Furnishings)	5,445	71,820
LabOne, Inc. * (Healthcare - Services)	2,178	94,743
Labor Ready, Inc. * (Commercial Services)	4,719	121,042
Laclede Group, Inc. (Gas)	2,904	94,351
Lakeland Financial Corp. (Banks)	3,630	150,100
Lancaster Colony Corp. (Miscellaneous Manufacturing)	1,815	78,045

See accompanying notes to the Schedules of Portfolio Investments.

Landauer, Inc. (Commercial Services)	1,452	71,148
Lasalle Hotel Properties (REIT)	3,267	112,548
Laserscope * (Healthcare - Products)	1,815	51,147
LCA-Vision, Inc. (Healthcare - Products)	1,815	67,373
Lennox International, Inc. (Building Materials)	4,356	119,398
Level 3 Communications, Inc. * (Telecommunications)	54,450	126,324
Lexington Corporate Properties Trust (REIT)	4,356	102,584
LIFE TIME FITNESS, Inc. * (Leisure Time)	2,541	84,209
Lin TV Corp. - Class A * (Media)	6,171	86,085
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	3,267	128,720
Linens ’n Things, Inc. * (Retail)	4,356	116,305
Littelfuse, Inc. * (Electrical Components & Equipment)	2,904	81,690
LKQ Corp. * (Distribution/Wholesale)	2,178	65,776
Lone Star Technologies, Inc. * (Oil & Gas Services)	2,541	141,254
Longs Drug Stores Corp. (Retail)	2,904	124,553
Longview Fibre Co. (Forest Products & Paper)	4,356	84,898
M/I Schottenstein Homes, Inc. (Home Builders)	1,452	78,786
Macdermid, Inc. (Chemicals)	3,267	85,791
Macrovision Corp. * (Entertainment)	5,082	97,066
MAF Bancorp, Inc. (Savings & Loans)	2,178	89,298
Magellan Health Services, Inc. * (Healthcare - Services)	2,904	102,076
Maguire Properties, Inc. (REIT)	2,904	87,265
Manhattan Associates, Inc. * (Computers)	4,719	109,481
Manitowoc Co. (Machinery-Diversified)	3,267	164,167
Martek Biosciences Corp. * (Biotechnology)	2,541	89,265
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	2,904	109,742
Maverick Tube Corp. * (Oil & Gas Services)	3,630	108,900
Maximus, Inc. (Commercial Services)	2,541	90,841
Maxtor Corp. * (Computers)	19,965	87,846
Maytag Corp. (Home Furnishings)	6,534	119,311
MB Financial, Inc. (Banks)	2,904	113,198
Medarex, Inc. * (Pharmaceuticals)	10,890	103,673
Media General, Inc. - Class A (Media)	2,178	126,346
Medicis Pharmaceutical Corp. (Pharmaceuticals)	4,356	141,831

See accompanying notes to the Schedules of Portfolio Investments.

Mentor Corp. (Healthcare - Products)	2,541	139,780
Mentor Graphics Corp. * (Computers)	7,623	65,558
Mercantile Bank Corp. (Banks)	2,178	93,197
Mercury Computer Systems, Inc. * (Computers)	2,904	76,230
MeriStar Hospitality Corp. * (REIT)	8,349	76,226
Methode Electronics, Inc. - Class A (Electronics)	6,534	75,272
Metris Cos., Inc. * (Diversified Financial Services)	5,808	84,971
MGE Energy, Inc. (Electric)	2,178	79,519
MGI Pharma, Inc. * (Pharmaceuticals)	6,171	143,846
Micrel, Inc. * (Semiconductors)	9,801	110,065
Micros Systems, Inc. * (Computers)	3,267	142,931
Microsemi Corp. * (Semiconductors)	5,808	148,336
MicroStrategy, Inc. - Class A * (Software)	1,452	102,061
Mid-America Apartment Communities, Inc. (REIT)	1,815	84,416
Mid-State Bancshares (Banks)	2,904	79,889
Midas, Inc. * (Commercial Services)	3,630	72,164
Midwest Banc Holdings, Inc. (Banks)	4,719	109,103
Mine Safety Appliances Co. (Environmental Control)	2,541	98,337
Minerals Technologies, Inc. (Chemicals)	1,815	103,836
Modine Manufacturing Co. (Auto Parts & Equipment)	3,267	119,833
Monaco Coach Corp. (Home Builders)	4,356	64,207
Moneygram International, Inc. (Software)	6,897	149,734
Moog, Inc. - Class A * (Aerospace/Defense)	2,904	85,726
Movie Gallery, Inc. (Retail)	2,541	26,401
MPS Group, Inc. * (Commercial Services)	11,616	137,069
MTS Systems Corp. (Computers)	2,178	82,263
Mueller Industries, Inc. (Metal Fabricate/Hardware)	3,267	90,725
Myriad Genetics, Inc. * (Biotechnology)	5,808	126,963
Nabi Biopharmaceuticals * (Pharmaceuticals)	5,445	71,330
Nasdaq Stock Market, Inc. * (Diversified Financial Services)	3,267	82,818
National Financial Partners (Diversified Financial Services)	3,267	147,473
National Penn Bancshares, Inc. (Banks)	3,993	99,386
National Presto Industries, Inc. (Housewares)	3,993	170,940
Nationwide Health Properties, Inc. (REIT)	4,719	109,953

See accompanying notes to the Schedules of Portfolio Investments.

Navigant Consulting Co. * (Commercial Services)	4,719	90,416
NBT Bancorp, Inc. (Banks)	3,993	94,195
NBTY, Inc. * (Pharmaceuticals)	4,356	102,366
NCI Building Systems, Inc * (Building Materials)	2,541	103,647
NCO Group, Inc. * (Commercial Services)	3,993	82,495
Nektar Therapeutics * (Biotechnology)	7,623	129,210
NetBank, Inc. (Internet)	10,527	87,479
NETGEAR, Inc. * (Telecommunications)	3,630	87,338
NetIQ Corp. * (Software)	7,260	88,862
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	4,356	214,272
New Jersey Resources Corp. (Gas)	2,178	100,144
NewAlliance Bancshares, Inc. (Savings & Loans)	11,979	175,372
Newcastle Investment Corp. (REIT)	3,267	91,149
Newpark Resources, Inc. * (Oil & Gas Services)	10,527	88,637
NGP Capital Resources Co. (Investment Companies)	9,438	142,136
NICOR, Inc. (Gas)	1,815	76,284
Nordson Corp. (Machinery-Diversified)	2,904	110,439
Northwest Natural Gas Co. (Gas)	2,541	94,576
NorthWestern Corp. (Electric)	2,541	76,713
Novastar Financial, Inc. (REIT)	1,815	59,877
NPS Pharmaceuticals, Inc. * (Pharmaceuticals)	8,712	88,078
Nu Skin Enterprises, Inc. (Retail)	4,719	89,897
Oceaneering International, Inc. * (Oil & Gas Services)	3,993	213,266
Offshore Logistics, Inc. * (Transportation)	2,904	107,448
Ohio Casualty Corp. (Insurance)	4,719	127,979
Oil States International, Inc. * (Oil & Gas Services)	4,356	158,166
Old National Bancorp (Banks)	5,445	115,543
Old Second Bancorp, Inc. (Banks)	2,904	86,655
Olin Corp. (Chemicals)	5,808	110,294
OM Group, Inc. * (Chemicals)	2,904	58,458
OMEGA Healthcare Investors, Inc. (REIT)	6,534	90,953
OmniVision Technologies, Inc. * (Semiconductors)	6,171	77,878
ON Semiconductor Corp. * (Semiconductors)	15,609	80,699
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	2,904	72,542
Openwave Systems, Inc. * (Internet)	6,897	124,008
Orbital Sciences Corp. * (Aerospace/Defense)	7,623	95,288

See accompanying notes to the Schedules of Portfolio Investments.

Otter Tail Power Co. (Electric)	3,267	101,081
Owens & Minor, Inc. (Distribution/Wholesale)	3,630	106,541
Oxford Industries, Inc. (Apparel)	2,178	98,271
P.F. Chang’s China Bistro, Inc. * (Retail)	2,904	130,186
Pacer International, Inc. (Transportation)	3,267	86,118
Pacific Capital Bancorp (Banks)	3,630	120,843
Pacific Sunwear of California, Inc. * (Retail)	6,534	140,089
Palm, Inc. * (Computers)	3,267	92,554
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	3,267	86,968
Parametric Technology Corp. * (Software)	23,958	166,987
Park Electrochemical Corp. (Electronics)	4,719	125,761
Park National Corp. (Banks)	1,089	117,906
Parker Drilling Co. * (Oil & Gas)	12,342	114,410
Partners Trust Financial Group, Inc. (Savings & Loans)	6,534	75,272
Payless ShoeSource, Inc. * (Retail)	5,808	101,059
Pediatrix Medical Group, Inc. * (Healthcare - Services)	1,815	139,428
Peet’s Coffee & Tea, Inc. * (Beverages)	2,541	77,805
Penn Virginia Corp. (Oil & Gas)	2,178	125,692
Pennsylvania REIT	2,541	107,179
Peoples Energy Corp. (Gas)	2,178	85,770
Pep Boys-Manny, Moe & Jack (Retail)	6,171	85,407
Performance Food Group Co. * (Food)	3,267	103,107
Pericom Semiconductor Corp. * (Semiconductors)	14,157	125,148
Perot Systems Corp. - Class A * (Computers)	8,712	123,275
Perrigo Co. (Pharmaceuticals)	7,623	109,085
PETCO Animal Supplies, Inc. * (Retail)	5,082	107,535
Pharmion Corp. * (Pharmaceuticals)	3,267	71,253
PHH Corp. * (Commercial Services)	4,356	119,616
Phillips-Van Heusen Corp. (Apparel)	3,630	112,603
Photronics, Inc. * (Semiconductors)	3,267	63,380
Pier 1 Imports, Inc. (Retail)	8,712	98,184
Pinnacle Entertainment, Inc. * (Entertainment)	5,082	93,153
Plantronics, Inc. (Telecommunications)	4,719	145,392
Plexus Corp. * (Electronics)	7,260	124,073
PMC-Sierra, Inc. * (Semiconductors)	17,424	153,505
Polycom, Inc. * (Telecommunications)	9,075	146,744

See accompanying notes to the Schedules of Portfolio Investments.

PolyMedica Corp. (Healthcare - Products)	2,904	101,466
Post Properties, Inc. (REIT)	3,267	121,696
Potlatch Corp. (Forest Products & Paper)	2,541	132,437
Power Integrations, Inc. * (Semiconductors)	3,993	86,848
Powerwave Technologies, Inc. * (Telecommunications)	10,164	132,030
Premiere Global Services, Inc. * (Telecommunications)	7,260	59,387
Price Communications Corp. * (Telecommunications)	7,623	125,398
Priority Healthcare Corp. - Class B * (Pharmaceuticals)	3,630	101,132
ProAssurance Corp. * (Insurance)	2,541	118,588
Progress Software Corp. * (Software)	3,630	115,325
ProQuest Co. * (Internet)	3,267	118,265
Prosperity Bancshares, Inc. (Banks)	3,993	120,788
Provident Bankshares Corp. (Banks)	2,904	101,001
Provident Financial Services, Inc. (Savings & Loans)	5,808	102,221
Provident New York Bancorp (Savings & Loans)	9,075	105,905
PS Business Parks, Inc. (REIT)	1,452	66,502
PSS World Medical, Inc. * (Healthcare - Products)	6,171	82,321
Psychiatric Solutions, Inc. * (Healthcare - Services)	1,815	98,427
Quanex Corp. (Metal Fabricate/Hardware)	2,178	144,227
Quanta Services, Inc. * (Commercial Services)	9,801	125,061
Quest Software, Inc. * (Software)	7,260	109,408
Radio One, Inc. * (Media)	8,349	109,789
RAIT Investment Trust (REIT)	2,904	82,764
Ralcorp Holdings, Inc. (Food)	2,541	106,519
Rambus, Inc. * (Semiconductors)	7,260	87,846
RARE Hospitality International, Inc. * (Retail)	3,630	93,291
RC2 Corp. * (Toys/Games/Hobbies)	2,541	85,784
Reader’s Digest Association, Inc. (Media)	8,712	139,132
Red Robin Gourmet Burgers, Inc. * (Retail)	1,452	66,560
Redwood Trust, Inc. (REIT)	1,452	70,582
Regal-Beloit Corp. (Hand/Machine Tools)	4,356	141,308
Regis Corp. (Retail)	4,356	164,743
Reliance Steel & Aluminum Co. (Iron/Steel)	3,267	172,921
Remington Oil & Gas Corp. * (Oil & Gas)	3,267	135,581

See accompanying notes to the Schedules of Portfolio Investments.

Republic Bancorp, Inc. (Banks)	6,534	92,391
Resource America, Inc. - Class A (Holding Companies - Diversified)	2,541	45,052
Resources Connection, Inc. * (Commercial Services)	3,993	118,313
RF Micro Devices, Inc. * (Telecommunications)	19,602	110,751
RLI Corp. (Insurance)	2,178	100,754
Rogers Corp. * (Electronics)	2,178	84,289
RSA Security, Inc. * (Internet)	7,260	92,275
Ruby Tuesday, Inc. (Retail)	5,445	118,483
Ruddick Corp. (Food)	4,356	100,406
Russell Corp. (Apparel)	4,719	66,255
Ryan’s Restaurant Group, Inc. * (Retail)	7,623	88,960
S & T Bancorp, Inc. (Banks)	2,904	109,771
SafeNet, Inc. * (Telecommunications)	2,904	105,444
Saga Communications, Inc. * (Media)	7,986	106,214
Salix Pharmaceuticals, Ltd. * (Pharmaceuticals)	4,719	100,279
Sanderson Farms, Inc. (Food)	1,815	67,445
Sandy Spring Bancorp, Inc. (Banks)	2,904	97,865
Saxon Capital, Inc. (REIT)	3,630	43,016
ScanSource, Inc. * (Distribution/Wholesale)	1,815	88,463
Scholastic Corp. * (Media)	3,267	120,748
School Specialty, Inc. * (Retail)	2,178	106,243
SEACOR SMIT, Inc. * (Oil & Gas Services)	1,815	131,733
Select Comfort Corp. * (Retail)	3,630	72,527
Selective Insurance Group, Inc. (Insurance)	2,178	106,504
Semtech Corp. * (Semiconductors)	9,075	149,465
Senior Housing Properties Trust (REIT)	4,356	82,764
Sensient Technologies Corp. (Chemicals)	4,719	89,425
SERENA Software, Inc. * (Software)	3,993	79,580
Serologicals Corp. * (Biotechnology)	5,082	114,650
SFBC International, Inc. * (Commercial Services)	1,815	80,568
Shaw Group, Inc. * (Engineering & Construction)	6,171	152,178
Shuffle Master, Inc. * (Entertainment)	4,719	124,723
Sierra Pacific Resources * (Electric)	9,438	140,155
Sigmatel, Inc. * (Semiconductors)	3,267	66,124
Silicon Image, Inc. * (Semiconductors)	8,712	77,450
Silicon Laboratories, Inc. * (Semiconductors)	3,630	110,316
Simpson Manufacturing Co., Inc. (Building Materials)	3,630	142,078
Sinclair Broadcast Group, Inc. - Class A (Media)	8,712	77,275

See accompanying notes to the Schedules of Portfolio Investments.

Skyline Corp. (Home Builders)	2,904	118,019
SkyWest, Inc. (Airlines)	4,356	116,827
Skyworks Solutions, Inc. * (Semiconductors)	14,157	99,382
Sohu.com, Inc. * (Internet)	2,904	49,746
SonoSite, Inc. * (Healthcare - Products)	2,178	64,643
Sonus Networks, Inc. * (Telecommunications)	18,150	105,270
South Jersey Industries, Inc. (Gas)	1,815	52,889
Sovran Self Storage, Inc. (REIT)	1,452	71,075
Spherion Corp. * (Commercial Services)	16,698	126,905
Spinnaker Exploration Co. * (Oil & Gas)	2,904	187,860
Spirit Finance Corp. (REIT)	6,897	77,591
St. Mary Land & Exploration Co. (Oil & Gas)	4,356	159,430
Stage Stores, Inc. (Retail)	2,178	58,523
Standex International Corp. (Miscellaneous Manufacturing)	2,904	76,462
Steel Dynamics, Inc. (Iron/Steel)	3,630	123,275
STERIS Corp. (Healthcare - Products)	5,082	120,901
Sterling Bancshares, Inc. (Banks)	6,171	90,775
Sterling Financial Corp. - Spokane (Savings & Loans)	6,534	147,342
Stewart & Stevenson Services, Inc. (Machinery-Diversified)	3,993	95,233
Stewart Enterprises, Inc. - Class A (Commercial Services)	12,705	84,234
Stewart Information Services Corp. (Insurance)	1,815	92,928
Stone Energy Corp. * (Oil & Gas)	2,541	155,103
Strategic Hotel Capital, Inc. (REIT)	3,900	71,214
Strayer Education, Inc. (Commercial Services)	1,452	137,243
Sun Communities, Inc. (REIT)	2,178	71,351
Sunrise Assisted Living, Inc. * (Healthcare - Services)	2,541	169,587
Superior Energy Services, Inc. * (Oil & Gas Services)	8,349	192,778
Superior Industries International, Inc. (Auto Parts & Equipment)	2,904	62,494
SureWest Communications (Telecommunications)	3,993	114,519
SurModics, Inc. * (Healthcare - Products)	1,452	56,178
Susquehanna Bancshares, Inc. (Banks)	3,267	78,539
SVB Financial Group * (Banks)	2,904	141,251
Swift Energy Co. * (Oil & Gas)	2,541	116,251
Sybron Dental Special, Inc. * (Healthcare - Products)	3,267	135,842
Sycamore Networks, Inc. * (Telecommunications)	29,040	109,481

See accompanying notes to the Schedules of Portfolio Investments.

Symyx Technologies, Inc. * (Chemicals)	3,267	85,334
Tanger Factory Outlet Centers, Inc. (REIT)	2,541	70,665
Taubman Centers, Inc. (REIT)	3,993	126,578
TBC Corp. * (Retail)	2,904	100,159
Technitrol, Inc. (Electronics)	8,349	127,907
Tekelec * (Telecommunications)	5,082	106,468
Teledyne Technologies, Inc. * (Aerospace/Defense)	3,267	112,613
Telik, Inc. * (Biotechnology)	6,897	112,835
Tennant Co. (Machinery-Diversified)	2,541	104,130
Tenneco Automotive, Inc. * (Auto Parts & Equipment)	5,082	88,986
Tessera Technologies, Inc. * (Semiconductors)	3,630	108,573
TETRA Technologies, Inc. * (Oil & Gas Services)	5,445	169,993
Texas Capital Bancshares, Inc. * (Banks)	4,356	92,129
Texas Industries, Inc. (Building Materials)	1,815	98,736
Texas Regional Bancshares, Inc. - Class A (Banks)	3,630	104,508
The Children’s Place Retail Stores, Inc. * (Retail)	1,815	64,687
The Finish Line, Inc. - Class A (Retail)	4,356	63,554
The Genlyte Group, Inc. * (Building Materials)	1,815	87,265
The Liberty Corp. (Media)	1,815	85,105
The Medicines Co. * (Pharmaceuticals)	5,808	133,642
The Nautilus Group, Inc. (Leisure Time)	3,267	72,103
The Navigators Group, Inc. * (Insurance)	2,178	81,283
The Phoenix Cos., Inc. (Insurance)	9,075	110,715
The Sports Authority, Inc. * (Retail)	2,541	74,807
The Steak n Shake Co. * (Retail)	5,445	98,827
The Stride Rite Corp. (Apparel)	5,808	74,459
The Topps Co., Inc. (Toys/Games/Hobbies)	10,527	86,427
The Warnaco Group, Inc. * (Apparel)	5,082	111,347
Thor Industries, Inc. (Home Builders)	3,267	111,078
Thoratec Corp. * (Healthcare - Products)	4,719	83,809
THQ, Inc. * (Software)	5,445	116,087
Tibco Software, Inc. * (Internet)	18,150	151,734
Tierone Corp. (Savings & Loans)	4,719	124,157
Todco - Class A (Oil & Gas)	4,719	196,829
Too, Inc. * (Retail)	3,630	99,571

See accompanying notes to the Schedules of Portfolio Investments.

Tootsie Roll Industries, Inc. (Food)	2,541	80,677
Town & Country Trust (REIT)	2,541	73,740
Tractor Supply Co. * (Retail)	2,541	115,997
Trammell Crow Co. * (Real Estate)	3,267	80,630
Transaction Systems Architect, Inc. * (Software)	4,356	121,315
Tredegar Corp. (Miscellaneous Manufacturing)	6,171	80,285
Triarc Cos., Inc. (Retail)	5,082	77,602
Trinity Industries, Inc. (Miscellaneous Manufacturing)	3,630	146,979
Triumph Group, Inc. * (Aerospace/Defense)	2,541	94,449
TrustCo Bank Corp. NY (Banks)	7,260	90,968
Trustmark Corp. (Banks)	3,630	101,096
Trustreet Properties, Inc. (REIT)	5,082	79,533
Tuesday Morning Corp. (Retail)	2,541	65,736
Tupperware Corp. (Household Products/Wares)	5,082	115,768
U-Store-It Trust (REIT)	5,082	103,012
UCBH Holdings, Inc. (Banks)	7,623	139,653
UICI (Insurance)	2,600	93,600
UMB Financial Corp. (Banks)	1,452	95,367
Umpqua Holdings Corp. (Banks)	4,719	114,766
Unisource Energy Corp. (Electric)	2,904	96,529
United Auto Group, Inc. (Retail)	2,904	95,948
United Bankshares, Inc. (Banks)	2,541	88,808
United Community Banks, Inc. (Banks)	3,267	93,110
United Natural Foods, Inc. * (Food)	3,630	128,356
United Rentals, Inc. * (Commercial Services)	5,082	100,166
United Stationers, Inc. * (Distribution/Wholesale)	2,904	138,985
United Surgical Partners International, Inc. * (Healthcare - Services)	2,904	113,575
United Therapeutics Corp. * (Pharmaceuticals)	1,815	126,687
Universal Corp. (Agriculture)	2,178	84,572
Unizan Financial Corp. (Banks)	3,630	87,882
Unova, Inc. * (Machinery-Diversified)	4,719	165,071
URS Corp. * (Engineering & Construction)	3,630	146,616
USA Mobility, Inc. * (Telecommunications)	2,904	78,350
USEC, Inc. (Mining)	7,260	81,022
UTStarcom, Inc. * (Telecommunications)	9,801	80,074
Vail Resorts, Inc. * (Entertainment)	2,904	83,490
Valassis Communications, Inc. * (Commercial Services)	4,356	169,798
ValueClick, Inc. * (Internet)	8,712	148,888
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	3,993	169,183

See accompanying notes to the Schedules of Portfolio Investments.

Varian, Inc. * (Electronics)	2,904	99,665
Ventana Medical Systems, Inc. * (Healthcare - Products)	2,541	96,736
Ventiv Health, Inc. * (Advertising)	4,719	123,686
Veritas DGC, Inc. * (Oil & Gas Services)	3,267	119,638
Vertex Pharmaceuticals, Inc. * (Biotechnology)	7,986	178,487
Viad Corp. (Commercial Services)	4,356	119,137
Viasys Healthcare, Inc. * (Healthcare - Products)	3,267	81,642
Visteon Corp. (Auto Parts & Equipment)	9,801	95,854
W Holding Co., Inc. (Banks)	8,349	79,816
W-H Energy Services, Inc. * (Oil & Gas Services)	3,993	129,453
Wabash National Corp. (Auto Manufacturers)	3,630	71,366
Wabtec Corp. (Machinery-Diversified)	5,445	148,540
Waddell & Reed Financial, Inc. (Diversified Financial Services)	6,534	126,498
Walter Industries, Inc. (Holding Companies - Diversified)	2,904	142,064
Washington Group International, Inc. * (Engineering & Construction)	2,178	117,372
Washington REIT	3,267	101,636
Waste Connections, Inc. * (Environmental Control)	4,719	165,542
Watsco, Inc. (Distribution/Wholesale)	2,541	134,953
Watson Wyatt & Co. Holdings (Commercial Services)	5,808	156,526
Watts Industries, Inc. - Class A (Electronics)	3,993	115,198
WCI Communities, Inc. * (Home Builders)	2,904	82,386
WD-40 Co. (Household Products/Wares)	2,541	67,362
WebEx Communications, Inc. * (Internet)	3,630	88,971
Websense, Inc. * (Internet)	2,541	130,125
Werner Enterprises, Inc. (Transportation)	3,993	69,039
Wesbanco, Inc. (Banks)	2,541	69,878
WESCO International, Inc. * (Distribution/Wholesale)	2,904	98,358
West Coast Bancorp (Banks)	3,993	99,825
West Pharmaceutical Services, Inc. (Healthcare - Products)	3,267	96,932
Westamerica Bancorp (Banks)	2,904	149,992
WGL Holdings, Inc. (Gas)	2,904	93,306
Whiting Petroleum Corp. * (Oil & Gas)	2,541	111,397

See accompanying notes to the Schedules of Portfolio Investments.

Wind River Systems, Inc. * (Software)	7,623	98,565
Winnebago Industries, Inc. (Home Builders)	3,267	94,645
Wintrust Financial Corp. (Banks)	2,904	145,955
Witness Systems, Inc. * (Software)	5,445	113,746
WMS Industries, Inc. * (Leisure Time)	2,541	71,478
Wolverine World Wide, Inc. (Apparel)	5,445	114,617
Woodward Governor Co. (Electronics)	1,089	92,619
Worthington Industries, Inc. (Metal Fabricate/Hardware)	6,534	137,410
Wright Express Corp. * (Commercial Services)	3,630	78,372
Wright Medical Group, Inc. * (Healthcare - Products)	2,904	71,671
Yankee Candle Co., Inc. (Household Products/Wares)	3,993	97,829
York International Corp. (Building Materials)	3,267	183,181
Zale Corp. * (Retail)	4,356	118,396
Zenith National Insurance Corp. (Insurance)	1,452	91,026
Zoll Medical Corp. * (Healthcare - Products)	3,630	95,288

TOTAL COMMON STOCKS (Cost $72,796,044)		83,070,439

	Principal Amount
Repurchase Agreements (31.0%)
UBS **, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $36,182,701 (Collateralized by $36,974,000 various U.S. Government Agency Obligations, 3.555% - 3.841%, 10/5/05- 12/12/05, market value $36,904,664)	$36,172,000	36,172,000

Total Repurchase Agreements (Cost $36,172,000)		36,172,000

TOTAL INVESTMENT SECURITIES (Cost $108,968,044) - 102.3%		$119,242,439

Percentages indicated are based on net assets of 116,578,862.

*	Non-income producing security

**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring December 2005 (Underlying face amount at value $10,718,400)	32	$(104,144)

See accompanying notes to the Schedules of Portfolio Investments.

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring December 2005 (Underlying face amount at value $9,110,640)	136	(12,075)

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 10/28/05 (Underlying notional amount at value $26,749,478)	40,056	$363,361
Equity Index Swap Agreement based on the Russell 2000 Index expiring 10/28/05 (Underlying notional amount at value $3,603,538)	5,396	48,208

ProFund VP Small-Cap invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Advertising	0.3%
Aerospace/Defense	1.2%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.8%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.6%
Banks	6.5%
Beverages	0.2%
Biotechnology	1.5%
Building Materials	1.0%
Chemicals	0.8%
Commercial Services	3.7%
Computers	1.8%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.9%
Diversified Financial Services	1.0%
Electric	1.3%
Electrical Components & Equipment	0.2%
Electronics	1.8%
Energy – Alternate Sources	0.2%
Engineering & Construction	0.6%
Entertainment	0.5%
Environmental Control	0.3%
Food	0.8%
Forest Products & Paper	0.3%
Gas	0.6%
Hand/Machine Tools	0.6%
Healthcare - Products	2.3%
Healthcare - Services	1.2%
Holding Companies – Diversified	0.2%
Home Builders	0.6%
Home Furnishings	0.4%
Household Products/Wares	0.7%
Housewares	0.1%
Insurance	1.2%
Internet	2.2%
Investment Companies	0.2%
Iron/Steel	0.5%
Leisure Time	0.3%
Lodging	0.3%
Machinery - Construction & Mining	0.2%
Machinery - Diversified	1.5%
Media	1.4%
Metal Fabricate/Hardware	0.6%
Mining	0.2%
Miscellaneous Manufacturing	1.3%
Office/Business Equipment	0.3%
Oil & Gas	3.0%
Oil & Gas Services	1.7%
Packaging & Containers	0.1%
Pharmaceuticals	2.4%
Real Estate	0.2%
Real Estate Investment Trust	4.1%
Retail	4.4%
Savings & Loans	1.9%
Semiconductors	2.9%
Software	2.3%
Telecommunications	3.1%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.0%
Trucking & Leasing	0.1%
Water	0.1%
Other***	31.0%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP OTC

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (99.1%)
Adobe Systems, Inc. (Software)	26,462	$789,891
Altera Corp. * (Semiconductors)	28,684	548,151
Amazon.com, Inc. * (Internet)	14,948	677,144
American Power Conversion Corp. (Electrical Components & Equipment)	10,706	277,285
Amgen, Inc. * (Biotechnology)	31,512	2,510,560
Apollo Group, Inc. - Class A * (Commercial Services)	10,100	670,539
Apple Computer, Inc. * (Computers)	63,630	3,411,204
Applied Materials, Inc. (Semiconductors)	46,056	781,110
ATI Technologies, Inc. * (Semiconductors)	13,736	191,480
Autodesk, Inc. (Software)	13,130	609,757
BEA Systems, Inc. * (Software)	19,998	179,582
Bed Bath & Beyond, Inc. * (Retail)	21,816	876,567
Biogen Idec, Inc. * (Biotechnology)	20,200	797,496
Biomet, Inc. (Healthcare - Products)	18,382	638,039
Broadcom Corp. - Class A * (Semiconductors)	14,140	663,307
C.H. Robinson Worldwide, Inc. (Transportation)	4,646	297,902
Career Education Corp. * (Commercial Services)	5,656	201,127
CDW Corp. (Distribution/Wholesale)	4,646	273,742
Celgene Corp. * (Biotechnology)	9,090	493,769
Check Point Software Technologies, Ltd. * (Internet)	13,332	324,234
Chiron Corp. * (Biotechnology)	14,342	625,598
Cintas Corp. (Textiles)	11,110	456,066
Cisco Systems, Inc. * (Telecommunications)	125,442	2,249,175
Citrix Systems, Inc. * (Software)	11,110	279,305
Cognizant Technology Solutions Corp. * (Computers)	7,272	338,802
Comcast Corp. - Special Class A * (Media)	52,318	1,537,103
Comverse Technology, Inc. * (Telecommunications)	11,514	302,473
Costco Wholesale Corp. (Retail)	13,938	600,588
Dell, Inc. * (Computers)	48,480	1,658,016
DENTSPLY International, Inc. (Healthcare - Products)	4,242	229,153
Dollar Tree Stores, Inc. * (Retail)	5,656	122,452
eBay, Inc. * (Internet)	55,550	2,288,661
EchoStar Communications Corp. - Class A (Media)	12,120	358,388

See accompanying notes to the Schedules of Portfolio Investments.

Electronic Arts, Inc. * (Software)	16,766	953,818
Expeditors International of Washington, Inc. (Transportation)	5,656	321,147
Express Scripts, Inc * (Pharmaceuticals)	7,272	452,318
Fastenal Co. (Distribution/Wholesale)	4,040	246,804
Fiserv, Inc. * (Software)	12,928	593,007
Flextronics International, Ltd. * (Electronics)	34,138	438,673
Garmin, Ltd. (Electronics)	5,454	369,945
Genzyme Corp. * (Biotechnology)	17,776	1,273,473
Gilead Sciences, Inc. * (Pharmaceuticals)	24,644	1,201,642
IAC/InterActiveCorp * (Internet)	19,392	491,587
Intel Corp. (Semiconductors)	117,160	2,887,994
Intersil Corp. - Class A (Semiconductors)	8,484	184,782
Intuit, Inc. * (Software)	12,524	561,200
Invitrogen Corp. * (Biotechnology)	2,828	212,750
JDS Uniphase Corp. * (Telecommunications)	103,626	230,050
Juniper Networks, Inc. * (Telecommunications)	20,200	480,558
KLA -Tencor Corp. (Semiconductors)	13,130	640,219
Lam Research Corp. * (Semiconductors)	7,676	233,888
Lamar Advertising Co. * (Advertising)	4,646	210,743
Level 3 Communications, Inc. * (Telecommunications)	37,976	88,104
Liberty Global, Inc. - Class A * (Media)	13,332	361,031
Lincare Holdings, Inc. * (Healthcare - Services)	5,252	215,595
Linear Technology Corp. (Semiconductors)	22,624	850,436
Marvell Technology Group, Ltd. * (Semiconductors)	14,746	679,938
Maxim Integrated Products, Inc. (Semiconductors)	25,250	1,076,913
MCI, Inc. (Telecommunications)	19,594	497,100
MedImmune, Inc. * (Biotechnology)	14,544	489,406
Mercury Interactive Corp. * (Software)	5,050	199,980
Microchip Technology, Inc. (Semiconductors)	9,494	285,959
Microsoft Corp. (Software)	202,606	5,213,051
Millennium Pharmaceuticals, Inc. * (Biotechnology)	18,584	173,389
Molex, Inc. (Electrical Components & Equipment)	5,454	145,513
Network Appliance, Inc. * (Computers)	21,210	503,525
Novellus Systems, Inc. (Semiconductors)	7,676	192,514

See accompanying notes to the Schedules of Portfolio Investments.

NTL, Inc. * (Telecommunications)	5,050	337,340
Oracle Corp. * (Software)	118,372	1,466,629
PACCAR, Inc. (Auto Manufacturers)	10,504	713,117
Patterson Dental Co. * (Healthcare - Products)	7,272	291,098
Paychex, Inc. (Commercial Services)	19,796	734,036
Petsmart, Inc. (Retail)	7,878	171,583
Pixar Animation Studios * (Software)	6,464	287,713
QLogic Corp. * (Semiconductors)	5,050	172,710
Qualcomm, Inc. (Telecommunications)	108,272	4,845,172
Research In Motion, Ltd. * (Computers)	10,504	718,474
Ross Stores, Inc. (Retail)	7,878	186,709
SanDisk Corp. * (Computers)	9,090	438,593
Sanmina-SCI Corp. * (Electronics)	30,906	132,587
Sears Holdings Corp. * (Retail)	9,494	1,181,243
Sepracor, Inc. * (Pharmaceuticals)	5,656	333,647
Siebel Systems, Inc. (Software)	33,532	346,386
Sigma-Aldrich Corp. (Chemicals)	3,636	232,922
Sirius Satellite Radio, Inc. * (Media)	78,982	517,332
Smurfit-Stone Container Corp. * (Packaging & Containers)	13,736	142,305
Staples, Inc. (Retail)	27,068	577,090
Starbucks Corp. * (Retail)	29,290	1,467,429
Sun Microsystems, Inc. * (Computers)	81,406	319,112
Symantec Corp. * (Internet)	68,882	1,560,866
Synopsys, Inc. * (Computers)	7,272	137,441
Telefonaktiebolaget LM Ericsson ADR (Telecommunications)	6,060	223,250
Tellabs, Inc. * (Telecommunications)	13,938	146,628
Teva Pharmaceutical Industries, Ltd. ADR (Pharmaceuticals)	26,260	877,609
VeriSign, Inc. * (Internet)	13,736	293,538
Whole Foods Market, Inc. (Food)	3,636	488,860
Wynn Resorts, Ltd. * (Lodging)	5,858	264,489
Xilinx, Inc. (Semiconductors)	25,452	708,838
XM Satellite Radio Holdings, Inc. -	12,524	449,737
Class A * (Media) Yahoo!, Inc. * (Internet)	37,168	1,257,765

Total Common Stocks (Cost $46,046,666)		71,237,966

	Principal Amount
Repurchase Agreements (0.6%)
UBS, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $453,135 (Collateralized by $465,00 Federal Home Loan Bank, 3.555%, 11/1/05, market value $463,531)	$453,000	453,000

TOTAL REPURCHASE AGREEMENTS (Cost $453,000)		453,000

TOTAL INVESTMENT SECURITIES (Cost $46,499,666) -99.7%		$71,690,966

Percentages indicated are based on net assets of $71,882,944.

See accompanying notes to the Schedules of Portfolio Investments.

*	Non-income producing security

ADR	American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ-100 Futures Contract expiring December 2005 (Underlying face amount at value $1,613,000)	10	$6,132

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini NASDAQ-100 Futures Contract expiring December 2005 (Underlying face amount at value $ 870,750)	27	$(8,537)

ProFund VP OTC invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Advertising	0.3%
Auto Manufacturers	1.0%
Biotechnology	9.1%
Chemicals	0.3%
Commercial Services	2.2%
Computers	10.5%
Distribution/Wholesale	0.7%
Electrical Components & Equipment	0.6%
Electronics	1.3%
Food	0.7%
Healthcare-Products	1.6%
Healthcare-Services	0.3%
Information Technology Services	0.8%
Internet	9.6%
Lodging	0.4%
Media	4.5%
Packaging & Containers	0.2%
Pharmaceuticals	4.0%
Retail	7.2%
Semiconductors	14.0%
Software	15.2%
Telecommunications	13.1%
Textiles	0.6%
Transportation	0.9%
Other**	0.6%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Large-Cap Value

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (100.1%)
ACE, Ltd. (Insurance)	3,880	$182,632
ADC Telecommunications, Inc. * (Telecommunications)	1,455	33,261
Advanced Micro Devices, Inc. * (Semiconductors)	5,820	146,664
Aetna, Inc. (Healthcare - Services)	3,880	334,223
Affiliated Computer Services, Inc. - Class A * (Computers)	1,940	105,924
AFLAC, Inc. (Insurance)	7,275	329,558
Agilent Technologies, Inc. * (Electronics)	6,790	222,372
Air Products & Chemicals, Inc. (Chemicals)	2,910	160,457
Alberto-Culver Co. - Class B (Cosmetics/Personal Care)	970	43,408
Albertson’s, Inc. (Food)	5,335	136,843
Alcoa, Inc. (Mining)	12,125	296,093
Allegheny Energy, Inc. * (Electric)	2,425	74,496
Allied Waste Industries, Inc. * (Environmental Control)	2,910	24,590
Allstate Corp. (Insurance)	9,215	509,497
Alltel Corp. (Telecommunications)	5,335	347,362
Ambac Financial Group, Inc. (Insurance)	1,455	104,847
Amerada Hess Corp. (Oil & Gas)	970	133,375
Ameren Corp. (Electric)	2,910	155,656
American Electric Power, Inc. (Electric)	5,335	211,800
American International Group, Inc. (Insurance)	36,375	2,253,794
American Power Conversion Corp. (Electrical Components & Equipment)	2,425	62,808
AmerisourceBergen Corp. (Pharmaceuticals)	1,455	112,472
AmSouth Bancorp (Banks)	4,850	122,511
Anadarko Petroleum Corp. (Oil & Gas)	3,395	325,071
Andrew Corp. * (Telecommunications)	2,425	27,039
AON Corp. (Insurance)	4,365	140,029
Apache Corp. (Oil & Gas)	4,850	364,817
Apartment Investment and Management Co. - Class A (REIT)	1,455	56,425
Applera Corp. - Applied Biosystems Group (Electronics)	2,910	67,628
Applied Materials, Inc. (Semiconductors)	22,795	386,602
Applied Micro Circuits Corp. * (Semiconductors)	4,365	13,095
Archer-Daniels-Midland Co. (Agriculture)	9,215	227,242
Archstone-Smith Trust (REIT)	2,910	116,022
Ashland, Inc. (Chemicals)	970	53,583

See accompanying notes to the Schedules of Portfolio Investments.

AT&T Corp. (Telecommunications)	11,155	220,869
AutoNation, Inc. * (Retail)	2,425	48,427
Bank of America Corp. (Banks)	56,260	2,368,545
Bank of New York Co., Inc. (Banks)	11,155	328,069
Bausch & Lomb, Inc. (Healthcare - Products)	970	78,260
BB&T Corp. (Banks)	7,760	303,028
Bear Stearns Cos., Inc. (Diversified Financial Services)	1,455	159,686
BellSouth Corp. (Telecommunications)	25,705	676,042
Bemis Co., Inc. (Packaging & Containers)	1,455	35,939
Big Lots, Inc. * (Retail)	1,455	15,990
Biogen Idec, Inc. * (Biotechnology)	4,850	191,478
BMC Software, Inc. * (Software)	2,910	61,401
Brunswick Corp. (Leisure Time)	1,455	54,897
Burlington Northern Santa Fe Corp. (Transportation)	5,335	319,033
Burlington Resources, Inc. (Oil & Gas)	5,335	433,842
Calpine Corp. * (Electric)	7,760	20,098
Capital One Financial Corp. (Diversified Financial Services)	3,880	308,538
Cardinal Health, Inc. (Pharmaceuticals)	5,820	369,220
Caremark Rx, Inc. * (Pharmaceuticals)	6,305	314,809
Carnival Corp. (Leisure Time)	5,820	290,884
Cendant Corp. (Commercial Services)	14,550	300,312
CenterPoint Energy, Inc. (Electric)	4,365	64,908
Centex Corp. (Home Builders)	1,940	125,285
CenturyTel, Inc. (Telecommunications)	1,940	67,861
ChevronTexaco Corp. (Oil & Gas)	31,525	2,040,612
Chiron Corp. * (Biotechnology)	1,455	63,467
Chubb Corp. (Insurance)	2,910	260,591
CIENA Corp. * (Telecommunications)	8,245	21,767
CIGNA Corp. (Insurance)	1,940	228,648
Cincinnati Financial Corp. (Insurance)	2,425	101,583
Cinergy Corp. (Electric)	2,910	129,233
Cintas Corp. (Textiles)	1,940	79,637
Circuit City Stores, Inc. (Retail)	2,425	41,613
CIT Group, Inc. (Diversified Financial Services)	2,910	131,474
Citigroup, Inc. (Diversified Financial Services)	72,265	3,289,502
Clear Channel Communications, Inc. (Media)	7,760	255,226
CMS Energy Corp. * (Electric)	2,910	47,870
Coca-Cola Enterprises, Inc. (Beverages)	4,365	85,117
Comcast Corp. - Special Class A * (Media)	30,555	897,706
Comerica, Inc. (Banks)	2,425	142,833
Compass Bancshares, Inc. (Banks)	1,940	88,910
Computer Associates International, Inc. (Software)	6,305	175,341
Computer Sciences Corp. * (Computers)	2,425	114,727
Compuware Corp. * (Software)	5,335	50,683
Comverse Technology, Inc. * (Telecommunications)	2,910	76,446

See accompanying notes to the Schedules of Portfolio Investments.

ConAgra Foods, Inc. (Food)	7,275	180,056
ConocoPhillips (Oil & Gas)	19,400	1,356,254
Consolidated Edison, Inc. (Electric)	3,395	164,827
Constellation Brands, Inc. * (Beverages)	2,910	75,660
Constellation Energy Group, Inc. (Electric)	2,425	149,380
Convergys Corp. * (Commercial Services)	1,940	27,878
Cooper Industries, Ltd. - Class A (Miscellaneous Manufacturing)	1,455	100,599
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	970	14,812
Costco Wholesale Corp. (Retail)	6,790	292,581
Countrywide Credit Industries, Inc. (Diversified Financial Services)	8,245	271,920
CSX Corp. (Transportation)	2,910	135,257
Cummins, Inc. (Machinery-Diversified)	485	42,675
CVS Corp. (Retail)	11,640	337,676
D.R. Horton, Inc. (Home Builders)	3,880	140,534
Dana Corp. (Auto Parts & Equipment)	1,940	18,255
Deere & Co. (Machinery-Diversified)	3,395	207,774
Delphi Corp. (Auto Parts & Equipment)	7,760	21,418
Devon Energy Corp. (Oil & Gas)	6,305	432,775
Dillards, Inc. - Class A (Retail)	970	20,254
Dominion Resources, Inc. (Electric)	4,850	417,779
Dover Corp. (Miscellaneous Manufacturing)	2,910	118,699
DTE Energy Co. (Electric)	2,425	111,211
Duke Energy Corp. (Electric)	13,095	381,981
Dynegy, Inc. - Class A * (Pipelines)	3,880	18,275
E*TRADE Financial Corp.* (Diversified Financial Services)	5,335	93,896
Eastman Chemical Co. (Chemicals)	970	45,561
Eastman Kodak Co. (Miscellaneous Manufacturing)	3,880	94,400
Eaton Corp. (Miscellaneous Manufacturing)	1,940	123,287
Edison International (Electric)	4,365	206,377
El Paso Corp. (Pipelines)	9,215	128,089
Electronic Data Systems Corp. (Computers)	7,275	163,251
EMC Corp. * (Computers)	33,950	439,313
Engelhard Corp. (Chemicals)	1,455	40,609
Entergy Corp. (Electric)	2,910	216,271
Equity Office Properties Trust (REIT)	5,820	190,372
Equity Residential Properties Trust (REIT)	3,880	146,858
Exelon Corp. (Electric)	9,215	492,450
Family Dollar Stores, Inc. (Retail)	2,425	48,185
Fannie Mae (Diversified Financial Services)	13,580	608,656
Federated Department Stores, Inc. (Retail)	3,880	259,456
FedEx Corp. (Transportation)	4,365	380,323
Fifth Third Bancorp (Banks)	7,760	285,025
First Horizon National Corp. (Banks)	1,940	70,519

See accompanying notes to the Schedules of Portfolio Investments.

FirstEnergy Corp. (Electric)	4,850	252,782
Fiserv, Inc. * (Software)	2,425	111,235
Fisher Scientific International, Inc. * (Electronics)	1,940	120,376
Ford Motor Co. (Auto Manufacturers)	26,190	258,233
FPL Group, Inc. (Electric)	5,335	253,946
Freddie Mac (Diversified Financial Services)	9,700	547,662
Freescale Semiconductor, Inc. - Class B * (Semiconductors)	5,820	137,236
Gannett Co., Inc. (Media)	3,395	233,678
General Dynamics Corp. (Aerospace/Defense)	2,910	347,890
General Motors Corp. (Auto Manufacturers)	7,760	237,534
Genuine Parts Co. (Distribution/Wholesale)	2,425	104,033
Georgia Pacific Corp. (Forest Products & Paper)	3,880	132,153
Golden West Financial Corp. (Savings & Loans)	3,395	201,629
Goldman Sachs Group, Inc. (Diversified Financial Services)	6,305	766,562
Goodrich Corp. (Aerospace/Defense)	1,940	86,020
Hartford Financial Services Group, Inc. (Insurance)	4,365	336,847
Hasbro, Inc. (Toys/Games/Hobbies)	2,425	47,651
Health Management Associates, Inc. - Class A (Healthcare - Services)	3,395	79,681
Hewlett-Packard Co. (Computers)	40,255	1,175,445
Honeywell International, Inc. (Miscellaneous Manufacturing)	12,125	454,688
Humana, Inc. * (Healthcare - Services)	2,425	116,109
Huntington Bancshares, Inc. (Banks)	3,395	76,286
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,910	239,580
Ingersoll-Rand Co. - Class A (Miscellaneous Manufacturing)	4,850	185,416
International Paper Co. (Forest Products & Paper)	6,790	202,342
Interpublic Group of Cos., Inc. * (Advertising)	5,820	67,745
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,455	165,288
J.C. Penney Co., Inc. (Holding Company) (Retail)	3,395	160,991
J.P. Morgan Chase & Co. (Diversified Financial Services)	49,470	1,678,517
Jabil Circuit, Inc. * (Electronics)	2,425	74,981
Janus Capital Group, Inc. (Diversified Financial Services)	2,910	42,050
JDS Uniphase Corp. * (Telecommunications)	23,280	51,682
Jefferson-Pilot Corp. (Insurance)	1,940	99,270
Johnson Controls, Inc. (Auto Parts & Equipment)	2,910	180,565
Jones Apparel Group, Inc. (Apparel)	1,455	41,468
KB Home (Home Builders)	970	71,004
Kerr-McGee Corp. (Oil & Gas)	1,455	141,295
KeyCorp (Banks)	5,820	187,695

See accompanying notes to the Schedules of Portfolio Investments.

KeySpan Corp. (Gas)	2,425	89,192
King Pharmaceuticals, Inc. * (Pharmaceuticals)	3,395	52,215
KLA -Tencor Corp. (Semiconductors)	2,910	141,892
Knight-Ridder, Inc. (Media)	970	56,920
Kohls Corp. * (Retail)	4,850	243,373
Kroger Co. * (Food)	10,185	209,709
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,455	115,047
Laboratory Corp. of America Holdings * (Healthcare - Services)	1,940	94,497
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	2,425	48,985
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	3,880	451,942
Lincoln National Corp. (Insurance)	2,425	126,149
Liz Claiborne, Inc. (Apparel)	1,455	57,211
Loews Corp. (Insurance)	1,940	179,275
Louisiana-Pacific Corp. (Forest Products & Paper)	1,455	40,289
LSI Logic Corp. * (Semiconductors)	5,335	52,550
M&T Bank Corp. (Banks)	970	102,539
Manor Care, Inc. (Healthcare - Services)	970	37,258
Marathon Oil Corp. (Oil & Gas)	5,335	367,742
Marsh & McLennan Cos., Inc. (Insurance)	7,275	221,087
Marshall & Ilsley Corp. (Banks)	2,910	126,614
Masco Corp. (Building Materials)	5,820	178,557
Mattel, Inc. (Toys/Games/Hobbies)	5,820	97,078
MBIA, Inc. (Insurance)	1,940	117,603
MBNA Corp. (Diversified Financial Services)	17,460	430,214
McDonald’s Corp. (Retail)	17,460	584,735
McKesson Corp. (Commercial Services)	4,365	207,119
MeadWestvaco Corp. (Forest Products & Paper)	2,425	66,979
Medco Health Solutions, Inc. * (Pharmaceuticals)	4,365	239,333
Mellon Financial Corp. (Banks)	5,820	186,065
Merrill Lynch & Co., Inc. (Diversified Financial Services)	13,095	803,378
MetLife, Inc. (Insurance)	10,670	531,686
MGIC Investment Corp. (Insurance)	1,455	93,411
Micron Technology, Inc. * (Semiconductors)	8,730	116,109
Molex, Inc. (Electrical Components & Equipment)	1,940	51,759
Molson Coors Brewing Co. - Class B (Beverages)	970	62,090
Monsanto Co. (Agriculture)	3,880	243,470
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	15,035	810,988
Motorola, Inc. (Telecommunications)	34,435	760,669
Murphy Oil Corp. (Oil & Gas)	2,425	120,935
Mylan Laboratories, Inc. (Pharmaceuticals)	2,910	56,047
Nabors Industries, Ltd. * (Oil & Gas)	2,425	174,188
National City Corp. (Banks)	7,760	259,494

See accompanying notes to the Schedules of Portfolio Investments.

National-Oilwell Varco, Inc. * (Oil & Gas Services)	2,425	159,565
Navistar International Corp. * (Auto Manufacturers)	970	31,457
NCR Corp. * (Computers)	2,425	77,382
Newmont Mining Corp. (Mining)	6,305	297,407
News Corp. - Class A (Media)	34,435	536,842
NICOR, Inc. (Gas)	485	20,385
NiSource, Inc. (Electric)	3,880	94,090
Noble Corp. (Oil & Gas)	1,940	132,812
Norfolk Southern Corp. (Transportation)	5,820	236,059
North Fork Bancorp, Inc. (Banks)	6,790	173,145
Northern Trust Corp. (Banks)	2,425	122,584
Northrop Grumman Corp. (Aerospace/Defense)	4,850	263,598
Novell, Inc. * (Software)	5,335	39,746
Novellus Systems, Inc. (Semiconductors)	1,940	48,655
Nucor Corp. (Iron/Steel)	2,425	143,051
Occidental Petroleum Corp. (Oil & Gas)	5,820	497,203
Office Depot, Inc. * (Retail)	4,365	129,641
OfficeMax, Inc. (Retail)	970	30,720
PACCAR, Inc. (Auto Manufacturers)	2,425	164,633
Pactiv Corp. * (Packaging & Containers)	1,940	33,989
Pall Corp. (Miscellaneous Manufacturing)	1,940	53,350
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,455	93,571
Peoples Energy Corp. (Gas)	485	19,099
PerkinElmer, Inc. (Electronics)	1,940	39,518
Pfizer, Inc. (Pharmaceuticals)	103,305	2,579,525
PG&E Corp. (Electric)	5,335	209,399
Phelps Dodge Corp. (Mining)	1,455	189,048
Pinnacle West Capital Corp. (Electric)	1,455	64,136
Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,425	91,932
PNC Financial Services Group (Banks)	3,880	225,118
PPG Industries, Inc. (Chemicals)	2,425	143,536
PPL Corp. (Electric)	5,335	172,481
Principal Financial Group, Inc. (Insurance)	3,880	183,796
Progress Energy, Inc. (Electric)	3,395	151,926
Prologis (REIT)	2,425	107,452
Providian Financial Corp. * (Diversified Financial Services)	4,365	77,173
Prudential Financial, Inc. (Insurance)	7,275	491,499
Public Service Enterprise Group, Inc. (Electric)	3,395	218,502
Pulte Homes, Inc. (Home Builders)	2,910	124,897
QLogic Corp. * (Semiconductors)	1,455	49,761
R.R. Donnelley & Sons Co. (Commercial Services)	2,910	107,874
Raytheon Co. (Aerospace/Defense)	6,305	239,716
Reebok International, Ltd. (Apparel)	970	54,873
Regions Financial Corp. (Banks)	6,305	196,212
Reynolds American, Inc. (Agriculture)	970	80,529
Rohm & Haas Co. (Chemicals)	1,940	79,792

See accompanying notes to the Schedules of Portfolio Investments.

Rowan Cos., Inc. (Oil & Gas)	1,455	51,638
Ryder System, Inc. (Transportation)	970	33,193
Sabre Holdings Corp. (Leisure Time)	1,940	39,343
SAFECO Corp. (Insurance)	1,940	103,557
Safeway, Inc. (Food)	6,305	161,408
Sanmina-SCI Corp. * (Electronics)	7,275	31,210
SBC Communications, Inc. (Telecommunications)	46,560	1,116,043
Scientific-Atlanta, Inc. (Telecommunications)	1,940	72,769
Sealed Air Corp. * (Packaging & Containers)	970	46,036
Sears Holdings Corp. * (Retail)	1,455	181,031
Sempra Energy (Gas)	3,395	159,768
Siebel Systems, Inc. (Software)	7,275	75,151
Sigma-Aldrich Corp. (Chemicals)	970	62,138
Snap-on, Inc. (Hand/Machine Tools)	970	35,036
Solectron Corp. * (Electronics)	13,580	53,098
Southern Co. (Electric)	10,670	381,559
Southwest Airlines Co. (Airlines)	9,700	144,045
Sovereign Bancorp, Inc. (Savings & Loans)	4,850	106,894
Sprint Corp. (Telecommunications)	41,225	980,331
St. Paul Cos., Inc. (Insurance)	9,700	435,239
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	2,910	166,365
State Street Corp. (Banks)	4,850	237,262
Sun Microsystems, Inc. * (Computers)	48,015	188,219
SunTrust Banks, Inc. (Banks)	4,850	336,833
SuperValu, Inc. (Food)	1,940	60,373
Symbol Technologies, Inc. (Electronics)	3,395	32,864
Synovus Financial Corp. (Banks)	4,365	120,998
TECO Energy, Inc. (Electric)	2,910	52,438
Tektronix, Inc. (Electronics)	970	24,473
Tellabs, Inc. * (Telecommunications)	6,305	66,329
Temple-Inland, Inc. (Forest Products & Paper)	1,455	59,437
Tenet Healthcare Corp. * (Healthcare - Services)	6,790	76,252
Teradyne, Inc. * (Semiconductors)	2,910	48,015
Textron, Inc. (Miscellaneous Manufacturing)	1,940	139,137
The Dow Chemical Co. (Chemicals)	13,580	565,879
The Gap, Inc. (Retail)	8,245	143,710
The New York Times Co. - Class A (Media)	1,940	57,715
The Stanley Works (Hand/Machine Tools)	970	45,280
Thermo Electron Corp. * (Electronics)	2,425	74,933
Tiffany & Co. (Retail)	1,940	77,154
Time Warner, Inc. (Media)	65,960	1,194,536
Torchmark Corp. (Insurance)	1,455	76,868
Transocean Sedco Forex, Inc. * (Oil & Gas)	4,850	297,354
Tribune Co. (Media)	3,880	131,493
Tyco International, Ltd. (Miscellaneous Manufacturing)	28,615	796,927
Tyson Foods, Inc. - Class A (Food)	3,395	61,280
U.S. Bancorp (Banks)	25,705	721,795
Union Pacific Corp. (Transportation)	3,880	278,196

See accompanying notes to the Schedules of Portfolio Investments.

Unisys Corp. * (Computers)	4,850	32,204
United States Steel Corp. (Iron/Steel)	1,455	61,619
Univision Communications, Inc. - Class A * (Media)	3,395	90,069
UnumProvident Corp. (Insurance)	4,365	89,483
V. F. Corp. (Apparel)	1,455	84,345
Valero Energy Corp. (Oil & Gas)	4,365	493,507
Verizon Communications, Inc. (Telecommunications)	38,800	1,268,371
Viacom, Inc. - Class B (Media)	22,310	736,453
Vornado Realty Trust (REIT)	1,455	126,032
Vulcan Materials Co. (Building Materials)	1,455	107,976
W.W. Grainger, Inc. (Distribution/Wholesale)	970	61,032
Wachovia Corp. (Banks)	22,310	1,061,732
Walt Disney Co. (Media)	28,130	678,777
Washington Mutual, Inc. (Savings & Loans)	12,125	475,543
Waste Management, Inc. (Environmental Control)	7,760	222,013
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	1,455	53,268
Weatherford International, Ltd. * (Oil & Gas Services)	1,940	133,200
WellPoint, Inc. * (Healthcare - Services)	8,730	661,908
Wells Fargo & Co. (Banks)	23,765	1,391,915
Wendy’s International, Inc. (Retail)	1,455	65,693
Weyerhaeuser Co. (Forest Products & Paper)	3,395	233,405
Whirlpool Corp. (Home Furnishings)	970	73,497
Williams Cos., Inc. (Pipelines)	8,245	206,537
Xcel Energy, Inc. (Electric)	5,820	114,130
Xerox Corp. * (Office/Business Equipment)	13,580	185,367
XL Capital, Ltd. - Class A (Insurance)	1,940	131,978
Zions Bancorp (Banks)	1,455	103,611

TOTAL COMMON STOCKS (Cost $77,458,050)		79,730,935

TOTAL INVESTMENT SECURITIES (COST $77,458,050) - 100.1%		$79,730,935

Percentages indicated are based on net assets of $79,619,774.

*	Non-income producing security

REIT	Real Estate Investment Trust

ProFund VP Large-Cap Value invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Advertising	0.1%
Aerospace/Defense	1.3%
Agriculture	0.7%
Airlines	0.2%
Apparel	0.3%
Auto Manufacturers	0.9%
Auto Parts & Equipment	0.3%
Banks	11.7%
Beverages	0.3%
Biotechnology	0.3%
Building Materials	0.4%
Chemicals	1.4%
Commercial Services	0.8%
Computers	2.8%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.2%

See accompanying notes to the Schedules of Portfolio Investments.

Diversified Financial Services	13.2%
Electric	6.0%
Electrical Components & Equipment	0.1%
Electronics	0.9%
Environmental Control	0.3%
Food	1.0%
Forest Products & Paper	1.0%
Gas	0.4%
Hand/Machine Tools	0.1%
Healthcare-Products	0.1%
Healthcare-Services	1.8%
Home Builders	0.6%
Home Furnishings	0.1%
Information Technology Services	0.3%
Insurance	9.2%
Iron/Steel	0.3%
Leisure Time	0.5%
Lodging	0.2%
Machinery-Diversified	0.3%
Media	6.1%
Mining	1.0%
Miscellaneous Manufacturing	3.3%
Office/Business Equipment	0.2%
Oil & Gas	9.2%
Oil & Gas Services	0.4%
Packaging & Containers	0.1%
Pharmaceuticals	4.7%
Pipelines	0.4%
Real Estate Investment Trust	0.9%
Retail	3.4%
Savings & Loans	1.0%
Semiconductors	1.4%
Software	0.5%
Telecommunications	7.3%
Textiles	0.1%
Toys/Games/Hobbies	0.2%
Transportation	1.7%

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Large-Cap Growth

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (100.2%)
3M Co. (Miscellaneous Manufacturing)	11,240	$824,566
Abbott Laboratories (Pharmaceuticals)	22,480	953,152
Adobe Systems, Inc. (Software)	7,306	218,084
Allegheny Technologies, Inc. (Iron/Steel)	1,124	34,822
Allergan, Inc. (Pharmaceuticals)	1,686	154,471
Altera Corp. * (Semiconductors)	5,620	107,398
Altria Group, Inc. (Agriculture)	30,348	2,236,951
American Express Co. (Diversified Financial Services)	17,984	1,033,001
American Standard Cos. (Building Materials)	2,810	130,806
Amgen, Inc. * (Biotechnology)	17,984	1,432,785
Analog Devices, Inc. (Semiconductors)	5,620	208,727
Anheuser-Busch Cos., Inc. (Beverages)	11,240	483,770
Apollo Group, Inc. - Class A * (Commercial Services)	2,248	149,245
Apple Computer, Inc. * (Computers)	12,364	662,834
Autodesk, Inc. (Software)	3,372	156,596
Automatic Data Processing, Inc. (Software)	8,430	362,827
AutoZone, Inc. * (Retail)	562	46,787
Avaya, Inc. * (Telecommunications)	6,182	63,675
Avery Dennison Corp. (Household Products/Wares)	1,686	88,330
Avon Products, Inc. (Cosmetics/Personal Care)	6,744	182,088
Baker Hughes, Inc. (Oil & Gas Services)	5,058	301,861
Ball Corp. (Packaging & Containers)	1,686	61,944
Bard (C.R.), Inc. (Healthcare - Products)	1,686	111,327
Baxter International, Inc. (Healthcare - Products)	8,992	358,511
Becton, Dickinson & Co. (Healthcare - Products)	3,372	176,794
Bed Bath & Beyond, Inc. * (Retail)	4,496	180,649
Best Buy Co., Inc. (Retail)	6,182	269,102
Biomet, Inc. (Healthcare - Products)	3,372	117,042
BJ Services Co. (Oil & Gas Services)	4,496	161,811
Black & Decker Corp. (Hand/Machine Tools)	1,124	92,269
Boeing Co. (Aerospace/Defense)	11,802	801,947
Boston Scientific Corp. * (Healthcare - Products)	8,430	197,009
Bristol-Myers Squibb Co. (Pharmaceuticals)	28,662	689,608
Broadcom Corp. - Class A * (Semiconductors)	3,934	184,544
Brown-Forman Corp. (Beverages)	1,124	66,923

See accompanying notes to the Schedules of Portfolio Investments.

Campbell Soup Co. (Food)	2,810	83,598
Caterpillar, Inc. (Machinery - Construction & Mining)	10,116	594,315
Cisco Systems, Inc. * (Telecommunications)	93,292	1,672,726
Citizens Communications Co. (Telecommunications)	5,058	68,536
Citrix Systems, Inc. * (Software)	2,248	56,515
Clorox Co. (Household Products/Wares)	1,686	93,640
Coach, Inc. * (Apparel)	5,620	176,243
Coca-Cola Co. (Beverages)	30,348	1,310,730
Colgate-Palmolive Co. (Cosmetics/Personal Care)	7,868	415,352
Corning, Inc. * (Telecommunications)	21,356	412,811
Coventry Health Care, Inc. * (Healthcare - Services)	1,686	145,030
Danaher Corp. (Miscellaneous Manufacturing)	3,372	181,515
Darden Restaurants, Inc. (Retail)	1,686	51,204
Dell, Inc. * (Computers)	34,844	1,191,665
Dollar General Corp. (Retail)	4,496	82,457
Dow Jones & Co., Inc. (Media)	1,124	42,926
Du Pont (Chemicals)	14,612	572,353
eBay, Inc. * (Internet)	16,298	671,477
Ecolab, Inc. (Chemicals)	2,810	89,723
Electronic Arts, Inc. * (Software)	4,496	255,777
Eli Lilly & Co. (Pharmaceuticals)	16,298	872,269
Emerson Electric Co. (Electrical Components & Equipment)	6,182	443,868
EOG Resources, Inc. (Oil & Gas)	3,372	252,562
Equifax, Inc. (Commercial Services)	1,686	58,909
Express Scripts, Inc * (Pharmaceuticals)	2,248	139,826
Exxon Mobil Corp. (Oil & Gas)	92,168	5,856,354
Federated Investors, Inc. - Class B (Diversified Financial Services)	1,124	37,351
First Data Corp. (Software)	11,240	449,600
Fluor Corp. (Engineering & Construction)	1,124	72,363
Forest Laboratories, Inc. * (Pharmaceuticals)	5,058	197,110
Fortune Brands, Inc. (Household Products/Wares)	2,248	182,830
Franklin Resources, Inc. (Diversified Financial Services)	2,248	188,742
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	2,810	136,538
Gateway, Inc. * (Computers)	3,934	10,622
General Electric Co. (Miscellaneous Manufacturing)	155,112	5,222,620
General Mills, Inc. (Food)	5,620	270,884
Genzyme Corp. * (Biotechnology)	3,934	281,832
Gilead Sciences, Inc. * (Pharmaceuticals)	6,744	328,837
Gillette Co. (Cosmetics/Personal Care)	12,926	752,293
Guidant Corp. (Healthcare - Products)	5,058	348,446
H & R Block, Inc. (Commercial Services)	4,496	107,814
Halliburton Co. (Oil & Gas Services)	7,306	500,607

See accompanying notes to the Schedules of Portfolio Investments.

Harley-Davidson, Inc. (Leisure Time)	3,934	190,563
Harrah’s Entertainment, Inc. (Lodging)	2,810	183,183
HCA, Inc. (Healthcare - Services)	6,744	323,172
Heinz (H.J.) Co. (Food)	5,058	184,819
Hercules, Inc. * (Chemicals)	1,686	20,603
Hershey Foods Corp. (Food)	2,810	158,231
Hilton Hotels Corp. (Lodging)	5,058	112,895
Home Depot, Inc. (Retail)	31,472	1,200,342
Hospira, Inc. * (Pharmaceuticals)	2,248	92,101
IMS Health, Inc. (Software)	3,372	84,873
Intel Corp. (Semiconductors)	88,796	2,188,822
International Business Machines Corp. (Computers)	23,042	1,848,429
International Flavors & Fragrances, Inc. (Chemicals)	1,124	40,059
International Game Technology (Entertainment)	5,058	136,566
Intuit, Inc. * (Software)	2,810	125,916
Johnson & Johnson (Healthcare - Products)	43,274	2,738,379
Kellogg Co. (Food)	3,934	181,475
Kimberly-Clark Corp. (Household Products/Wares)	6,744	401,470
Kinder Morgan, Inc. (Pipelines)	1,124	108,084
Lexmark International, Inc. - Class A * (Computers)	1,686	102,930
Limited, Inc. (Retail)	5,058	103,335
Linear Technology Corp. (Semiconductors)	4,496	169,005
Lockheed Martin Corp. (Aerospace/Defense)	5,058	308,740
Lowe’s Cos., Inc. (Retail)	11,240	723,856
Lucent Technologies, Inc. * (Telecommunications)	65,192	211,874
Marriott International, Inc. - Class A (Lodging)	2,248	141,624
Maxim Integrated Products, Inc. (Semiconductors)	5,058	215,724
Maytag Corp. (Home Furnishings)	1,124	20,524
McCormick & Co., Inc. (Food)	1,686	55,014
McGraw-Hill Cos., Inc. (Media)	5,620	269,985
MedImmune, Inc. * (Biotechnology)	3,372	113,468
Medtronic, Inc. (Healthcare - Products)	17,422	934,168
Merck & Co., Inc. (Pharmaceuticals)	32,034	871,645
Mercury Interactive Corp. * (Software)	1,124	44,510
Meredith Corp. (Media)	562	28,038
Microsoft Corp. (Software)	134,318	3,456,002
Millipore Corp. * (Biotechnology)	562	35,344
Monster Worldwide, Inc. * (Internet)	1,686	51,777
Moody’s Corp. (Commercial Services)	3,934	200,948
National Semiconductor Corp. (Semiconductors)	5,058	133,025
Network Appliance, Inc. * (Computers)	5,620	133,419
Newell Rubbermaid, Inc. (Housewares)	3,934	89,105
NIKE, Inc. - Class B (Apparel)	2,810	229,521
Nordstrom, Inc. (Retail)	3,372	115,727
NVIDIA Corp. * (Semiconductors)	2,248	77,061

See accompanying notes to the Schedules of Portfolio Investments.

Omnicom Group, Inc. (Advertising)	2,810	235,000
Oracle Corp. * (Software)	55,076	682,392
Parametric Technology Corp. * (Software)	3,934	27,420
Paychex, Inc. (Commercial Services)	5,058	187,551
PepsiCo, Inc. (Beverages)	24,166	1,370,454
Pitney Bowes, Inc. (Office/Business Equipment)	3,372	140,747
PMC-Sierra, Inc. * (Semiconductors)	2,810	24,756
Praxair, Inc. (Chemicals)	4,496	215,493
Procter & Gamble Co. (Cosmetics/Personal Care)	35,968	2,138,657
Progressive Corp. (Insurance)	2,810	294,404
Public Storage, Inc. (REIT)	1,124	75,308
Qualcomm, Inc. (Telecommunications)	23,604	1,056,279
Quest Diagnostics, Inc. (Healthcare - Services)	2,248	113,614
Qwest Communications International, Inc. * (Telecommunications)	22,480	92,168
RadioShack Corp. (Retail)	1,686	41,813
Robert Half International, Inc. (Commercial Services)	2,248	80,006
Rockwell Collins, Inc. (Aerospace/Defense)	2,810	135,779
Rockwell International Corp. (Machinery-Diversified)	2,810	148,649
Sara Lee Corp. (Food)	11,240	212,998
Schering-Plough Corp. (Pharmaceuticals)	21,356	449,544
Schlumberger, Ltd. (Oil & Gas Services)	8,430	711,324
Schwab (Diversified Financial Services)	15,174	218,961
Sherwin-Williams Co. (Chemicals)	1,686	74,302
Simon Property Group, Inc. (REIT)	2,810	208,277
SLM Corp. (Diversified Financial Services)	6,182	331,602
St. Jude Medical, Inc. * (Healthcare - Products)	5,058	236,714
Staples, Inc. (Retail)	10,678	227,655
Starbucks Corp. * (Retail)	5,620	281,562
Stryker Corp. (Healthcare - Products)	4,496	222,237
Sunoco, Inc. (Oil & Gas)	2,248	175,794
Symantec Corp. * (Internet)	17,422	394,783
Sysco Corp. (Food)	8,992	282,079
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,686	110,096
Target Corp. (Retail)	12,926	671,247
Texas Instruments, Inc. (Semiconductors)	23,604	800,176
The AES Corp. * (Electric)	9,554	156,972
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	2,810	43,808
The Pepsi Bottling Group, Inc. (Beverages)	2,248	64,180
TJX Cos., Inc. (Retail)	6,744	138,117
TXU Corp. (Electric)	3,372	380,632
United Parcel Service, Inc. - Class B (Transportation)	16,298	1,126,681

See accompanying notes to the Schedules of Portfolio Investments.

United Technologies Corp. (Aerospace/Defense)	15,174	786,620
United Health Group, Inc. (Healthcare - Services)	18,546	1,042,285
UST, Inc. (Agriculture)	2,248	94,101
Visteon Corp. (Auto Parts & Equipment)	1,686	16,489
Wal-Mart Stores, Inc. (Retail)	36,530	1,600,744
Walgreen Co. (Retail)	15,174	659,310
Waters Corp. * (Electronics)	1,686	70,138
Wrigley (Wm.) Jr. Co. (Food)	2,810	201,983
Wyeth (Pharmaceuticals)	19,670	910,131
Xilinx, Inc. (Semiconductors)	5,058	140,865
XTO Energy, Inc. (Oil & Gas)	5,058	229,229
Yahoo!, Inc. * (Internet)	18,546	627,597
YUM! Brands, Inc. (Retail)	3,934	190,445
Zimmer Holdings, Inc. * (Healthcare - Products)	3,372	232,297

Total Common Stocks (Cost $77,781,182)		78,721,942

Total Investment Securities (Cost $77,781,182) - 100.2%		$78,721,942

Percentages indicated are based on net assets of $78,589,559.

*	Non-income producing security

REIT	Real Estate Investment Trust

ProFund VP Large-Cap Growth invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Advertising	0.3%
Aerospace/Defense	2.6%
Agriculture	3.0%
Apparel	0.5%
Auto Parts & Equipment	0.1%
Beverages	4.2%
Biotechnology	2.4%
Building Materials	0.2%
Chemicals	1.3%
Commercial Services	1.0%
Computers	5.0%
Cosmetics/Personal Care	4.4%
Diversified Financial Services	2.4%
Electric	0.7%
Electrical Components & Equipment	0.6%
Electronics	0.1%
Engineering & Construction	0.1%
Entertainment	0.2%
Food	2.1%
Hand/Machine Tools	0.1%
Healthcare - Products	7.2%
Healthcare - Services	2.1%
Home Furnishings	NM
Household Products/Wares	1.0%
Housewares	0.1%
Insurance	0.4%
Internet	2.2%
Iron/Steel	NM
Leisure Time	0.2%
Lodging	0.6%
Machinery-Construction & Mining	0.8%
Machinery - Diversified	0.2%
Media	0.4%
Mining	0.2%
Miscellaneous Manufacturing	7.9%
Office/Business Equipment	0.2%
Oil & Gas	8.3%
Oil & Gas Services	2.1%
Packaging & Containers	0.1%
Pharmaceuticals	7.2%

See accompanying notes to the Schedules of Portfolio Investments.

Pipelines	0.1%
Real Estate Investment Trust	0.4%
Retail	8.3%
Semiconductors	5.4%
Software	7.5%
Telecommunications	4.6%
Transportation	1.4%

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Mid-Cap Value

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (100.1%)
3Com Corp. * (Telecommunications)	110,500	$450,840
99 Cents Only Stores * (Retail)	13,260	122,655
Acxiom Corp. (Software)	22,100	413,712
Adesa, Inc. (Commercial Services)	25,415	561,672
Advanced Medical Optics, Inc. * (Healthcare - Products)	18,785	712,891
AGCO Corp. * (Machinery-Diversified)	25,415	462,553
AGL Resources, Inc. (Gas)	22,100	820,131
Airgas, Inc. (Chemicals)	18,785	556,600
AirTran Holdings, Inc. * (Airlines)	25,415	321,754
Alaska Air Group, Inc. * (Airlines)	7,735	224,779
Albemarle Corp. (Chemicals)	11,050	416,585
Alexander & Baldwin, Inc. (Transportation)	12,155	647,132
Alliant Energy Corp. (Electric)	33,150	965,660
Allmerica Financial Corp. * (Insurance)	15,470	636,436
AMB Property Corp. (REIT)	24,310	1,091,519
American Financial Group, Inc. (Insurance)	13,260	449,912
American Greetings Corp. - Class A (Household Products/Wares)	18,785	514,709
AmeriCredit Corp. * (Diversified Financial Services)	39,780	949,549
Amerus Group Co. (Insurance)	11,050	633,939
AnnTaylor Stores Corp. * (Retail)	20,995	557,417
Aquila, Inc. * (Electric)	106,080	420,077
Arrow Electronics, Inc. * (Electronics)	34,255	1,074,236
ArvinMeritor, Inc. (Auto Parts & Equipment)	19,890	332,561
Associated Banc-Corp (Banks)	36,465	1,111,453
Astoria Financial Corp. (Savings & Loans)	25,415	671,464
Atmel Corp. * (Semiconductors)	120,445	248,117
Avnet, Inc. * (Electronics)	41,990	1,026,656
Avocent Corp. * (Internet)	14,365	454,509
Bandag, Inc. (Auto Parts & Equipment)	3,315	142,081
Banta Corp. (Commercial Services)	6,630	337,401
Barnes & Noble, Inc. (Retail)	15,470	583,219
Belo Corp. - Class A (Media)	27,625	631,507
BJ’s Wholesale Club, Inc. * (Retail)	19,890	552,942
Black Hills Corp. (Electric)	8,840	383,391
Blyth, Inc. (Household Products/Wares)	7,735	172,413
Bob Evans Farms, Inc. (Retail)	9,945	225,851
Borders Group, Inc. (Retail)	19,890	440,961

See accompanying notes to the Schedules of Portfolio Investments.

BorgWarner, Inc. (Auto Parts & Equipment)	16,575	935,824
Bowater, Inc. (Forest Products & Paper)	15,470	437,337
Cabot Corp. (Chemicals)	17,680	583,617
Cabot Microelectronics Corp. * (Chemicals)	6,630	194,789
Cadence Design Systems, Inc. * (Computers)	79,560	1,285,690
Callaway Golf Co. (Leisure Time)	18,785	283,466
CBRL Group, Inc. (Retail)	13,260	446,332
Ceridian Corp. * (Computers)	41,990	871,293
Charles River Laboratories International, Inc. * (Biotechnology)	20,995	915,802
CheckFree Corp. * (Internet)	25,415	961,195
Commerce Bancorp, Inc. (Banks)	46,410	1,424,323
Commscope, Inc. * (Telecommunications)	15,470	268,250
Community Health Systems, Inc. * (Healthcare - Services)	25,415	986,356
Cooper Cameron Corp. * (Oil & Gas Services)	15,470	1,143,697
Crane Co. (Miscellaneous Manufacturing)	14,365	427,215
Credence Systems Corp. * (Semiconductors)	28,730	229,265
Cytec Industries, Inc. (Chemicals)	11,050	479,349
Dean Foods Co. * (Food)	43,095	1,674,672
Duquesne Light Holdings, Inc. (Electric)	22,100	380,341
Dycom Industries, Inc. * (Engineering & Construction)	14,365	290,460
Edwards (A.G.), Inc. (Diversified Financial Services)	22,100	968,201
Emmis Communications Corp. * (Media)	9,945	219,685
Energy East Corp. (Electric)	41,990	1,057,728
Ensco International, Inc. (Oil & Gas)	43,095	2,007,796
Entercom Communications Corp. * (Media)	11,050	349,070
Everest Re Group, Ltd. (Insurance)	16,575	1,622,692
Fair Isaac Corp. (Software)	18,785	841,568
Fairchild Semiconductor International, Inc. * (Semiconductors)	34,255	509,029
Federal Signal Corp. (Miscellaneous Manufacturing)	13,260	226,613
Ferro Corp. (Chemicals)	12,155	222,680
Fidelity National Financial, Inc. (Insurance)	49,725	2,213,756
First American Financial Corp. (Insurance)	27,625	1,261,634
FirstMerit Corp. (Banks)	24,310	651,265
Flowserve Corp. * (Machinery-Diversified)	15,470	562,335

See accompanying notes to the Schedules of Portfolio Investments.

FMC Corp. * (Chemicals)	11,050	632,281
Foot Locker, Inc. (Retail)	44,200	969,747
Forest Oil Corp. * (Oil & Gas)	15,470	805,987
Furniture Brands International, Inc. (Home Furnishings)	15,470	278,924
GATX Corp. (Trucking & Leasing)	14,365	568,136
Glatfelter (Forest Products & Paper)	12,155	171,264
Granite Construction, Inc. (Engineering & Construction)	9,945	380,297
Great Plains Energy, Inc. (Electric)	20,995	627,960
Greater Bay Bancorp (Banks)	14,365	353,954
Hanover Compressor Co. * (Oil & Gas Services)	23,205	321,621
Hawaiian Electric Industries, Inc. (Electric)	23,205	646,955
HCC Insurance Holdings, Inc. (Insurance)	29,835	851,193
Helmerich & Payne, Inc. (Oil & Gas)	14,365	867,502
Highwoods Properties, Inc. (REIT)	15,470	456,520
Horace Mann Educators Corp. (Insurance)	12,155	240,426
Hospitality Properties Trust (REIT)	20,995	899,846
IDACORP, Inc. (Electric)	12,155	366,230
Imation Corp. (Computers)	9,945	426,342
Independence Community Bank Corp. (Savings & Loans)	20,995	715,720
IndyMac Bancorp, Inc. (Diversified Financial Services)	17,680	699,774
Integrated Device Technology, Inc. * (Semiconductors)	30,940	332,296
International Rectifier Corp. * (Semiconductors)	18,785	846,828
Intersil Corp. - Class A (Semiconductors)	44,200	962,675
Invitrogen Corp. * (Biotechnology)	15,470	1,163,808
Jefferies Group, Inc. (Diversified Financial Services)	14,365	625,596
JM Smucker Co. (Food)	16,575	804,551
Keane, Inc. * (Software)	13,260	151,562
Kelly Services, Inc. - Class A (Commercial Services)	5,525	169,397
KEMET Corp. * (Electronics)	24,310	203,718
Kennametal, Inc. (Hand/Machine Tools)	11,050	541,892
Krispy Kreme Doughnuts, Inc. * (Retail)	17,680	110,677
LaBranche & Co., Inc. * (Diversified Financial Services)	17,680	153,639
Lattice Semiconductor Corp. * (Semiconductors)	32,045	137,153
Lear Corp. (Auto Parts & Equipment)	18,785	638,126
Lee Enterprises, Inc. (Media)	13,260	563,285

See accompanying notes to the Schedules of Portfolio Investments.

Lennar Corp. - Class A (Home Builders)	38,675	2,311,218
Leucadia National Corp. (Holding Companies - Diversified)	23,205	1,000,136
Liberty Property Trust (REIT)	25,415	1,081,154
Longview Fibre Co. (Forest Products & Paper)	14,365	279,974
Lubrizol Corp. (Chemicals)	19,890	861,834
Lyondell Chemical Co. (Chemicals)	58,565	1,676,129
Mack-Cali Realty Corp. (REIT)	17,680	794,539
Macrovision Corp. * (Entertainment)	14,365	274,372
Manpower, Inc. (Commercial Services)	24,310	1,079,120
Martin Marietta Materials (Building Materials)	13,260	1,040,379
McDATA Corp. - Class A * (Computers)	44,200	231,608
MDU Resources Group, Inc. (Electric)	34,255	1,221,191
Media General, Inc. - Class A (Media)	6,630	384,606
Mentor Graphics Corp. * (Computers)	22,100	190,060
Mercantile Bankshares Corp. (Banks)	23,205	1,250,286
Mercury General Corp. (Insurance)	9,945	596,601
Millennium Pharmaceuticals, Inc. * (Biotechnology)	88,400	824,772
Minerals Technologies, Inc. (Chemicals)	5,525	316,085
Modine Manufacturing Co. (Auto Parts & Equipment)	9,945	364,783
Mohawk Industries, Inc. * (Textiles)	15,470	1,241,468
MPS Group, Inc. * (Commercial Services)	28,730	339,014
National Fuel Gas Co. (Pipelines)	24,310	831,402
New Plan Excel Realty Trust, Inc. (REIT)	29,835	684,713
New York Community Bancorp (Savings & Loans)	67,405	1,105,441
Newfield Exploration Co. * (Oil & Gas)	36,465	1,790,432
Newport Corp. * (Telecommunications)	11,050	153,927
Noble Energy, Inc. (Oil & Gas)	48,620	2,280,277
Northeast Utilities System (Electric)	37,570	749,522
NSTAR (Electric)	30,940	894,785
OGE Energy Corp. (Electric)	25,415	714,162
Ohio Casualty Corp. (Insurance)	18,785	509,449
Old Republic International Corp. (Insurance)	51,935	1,385,105
Omnicare, Inc. (Pharmaceuticals)	29,835	1,677,622
ONEOK, Inc. (Gas)	28,730	977,395
Overseas Shipholding Group, Inc. (Transportation)	8,840	515,637
PacifiCare Health Systems, Inc. * (Healthcare - Services)	25,415	2,027,609

See accompanying notes to the Schedules of Portfolio Investments.

Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	9,945	264,736
Payless ShoeSource, Inc. * (Retail)	19,890	346,086
Pepco Holdings, Inc. (Electric)	54,145	1,259,954
PepsiAmericas, Inc. (Beverages)	17,680	401,866
Perrigo Co. (Pharmaceuticals)	23,205	332,064
Pier 1 Imports, Inc. (Retail)	24,310	273,974
Pioneer Natural Resources Co. (Oil & Gas)	40,885	2,245,403
Plexus Corp. * (Electronics)	12,155	207,729
PMI Group, Inc. (Insurance)	26,520	1,057,352
PNM Resources, Inc. (Electric)	19,890	570,246
Pogo Producing Co. (Oil & Gas)	16,575	976,931
Polycom, Inc. * (Telecommunications)	27,625	446,696
Potlatch Corp. (Forest Products & Paper)	8,840	460,741
Powerwave Technologies, Inc. * (Telecommunications)	30,940	401,911
Pride International, Inc. * (Oil & Gas)	45,305	1,291,646
Protective Life Corp. (Insurance)	19,890	819,070
Puget Energy, Inc. (Electric)	28,730	674,580
Quanta Services, Inc. * (Commercial Services)	33,150	422,994
Radian Group, Inc. (Insurance)	24,310	1,290,861
Raymond James Financial Corp. (Diversified Financial Services)	16,575	532,389
Regis Corp. (Retail)	13,260	501,493
Rent-A-Center, Inc. * (Commercial Services)	20,995	405,413
RF Micro Devices, Inc. * (Telecommunications)	54,145	305,919
RPM, Inc. (Chemicals)	33,150	609,960
RSA Security, Inc. * (Internet)	19,890	252,802
Ruddick Corp. (Food)	9,945	229,232
Saks, Inc. * (Retail)	40,885	756,373
SanDisk Corp. * (Computers)	51,935	2,505,863
SCANA Corp. (Electric)	32,045	1,353,580
Scholastic Corp. * (Media)	9,945	367,567
Sensient Technologies Corp. (Chemicals)	13,260	251,277
Sequa Corp. - Class A * (Aerospace/Defense)	2,210	130,390
Sierra Pacific Resources * (Electric)	51,935	771,235
Smithfield Foods, Inc. * (Food)	28,730	852,706
Sonoco Products Co. (Packaging & Containers)	28,730	784,616
SPX Corp. (Miscellaneous Manufacturing)	20,995	964,720
StanCorp Financial Group, Inc. (Insurance)	7,735	651,287
Steel Dynamics, Inc. (Iron/Steel)	11,050	375,258
STERIS Corp. (Healthcare - Products)	19,890	473,183
Swift Transportation Co., Inc. * (Transportation)	15,470	273,819

See accompanying notes to the Schedules of Portfolio Investments.

Synopsys, Inc. * (Computers)	40,885	772,727
Tech Data Corp. * (Distribution/Wholesale)	16,575	608,468
Tecumseh Products Co. (Machinery-Diversified)	5,525	118,898
Teleflex, Inc. (Miscellaneous Manufacturing)	12,155	856,928
Telephone & Data Systems, Inc. (Telecommunications)	28,730	1,120,469
Texas Regional Bancshares, Inc. - Class A (Banks)	12,155	349,942
The Brink’s Co. (Miscellaneous Manufacturing)	16,575	680,570
The Colonial BancGroup, Inc. (Banks)	44,200	990,080
The Scotts Co. - Class A (Household Products/Wares)	6,630	582,976
Thomas & Betts Corp. * (Electronics)	15,470	532,323
Tidewater, Inc. (Oil & Gas Services)	17,680	860,486
Timken Co. (Metal Fabricate/Hardware)	23,205	687,564
Triad Hospitals, Inc. * (Healthcare - Services)	24,310	1,100,514
Trinity Industries, Inc. (Miscellaneous Manufacturing)	12,155	492,156
TriQuint Semiconductor, Inc. * (Semiconductors)	39,780	140,026
United Rentals, Inc. * (Commercial Services)	18,785	370,252
Unitrin, Inc. (Insurance)	13,260	629,320
Universal Corp. (Agriculture)	7,735	300,350
UTStarcom, Inc. * (Telecommunications)	29,835	243,752
Valspar Corp. (Chemicals)	28,730	642,403
Varian, Inc. * (Electronics)	8,840	303,389
Vectren Corp. (Gas)	22,100	626,535
Vishay Intertechnology, Inc. * (Electronics)	53,040	633,828
W.R. Berkley Corp. (Insurance)	32,045	1,265,137
Washington Federal, Inc. (Savings & Loans)	24,310	548,434
Webster Financial Corp. (Banks)	15,470	695,531
Werner Enterprises, Inc. (Transportation)	14,365	248,371
Westar Energy, Inc. (Electric)	24,310	586,600
Westwood One, Inc. (Media)	18,785	373,634
WGL Holdings, Inc. (Gas)	14,365	461,547
Wisconsin Energy Corp. (Electric)	33,150	1,323,347
Worthington Industries, Inc. (Metal Fabricate/Hardware)	19,890	418,287
WPS Resources Corp. (Electric)	11,050	638,690
Yellow Roadway Corp. * (Transportation)	16,575	686,537
York International Corp. (Building Materials)	12,155	681,531

See accompanying notes to the Schedules of Portfolio Investments.

Total Common Stocks (Cost $129,074,383)		148,260,822

	Principal Amount
Repurchase Agreements (0.2%)
UBS, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $271,080 (Collateralized by $280,000 Federal Home Loan Bank, 3.555%, 11/1/05, market value $279,115)	$271,000	271,000

Total Repurchase Agreements (Cost $271,000)		271,000

Total Investment Securities (Cost $129,345,383) - 100.3%		$148,531,822

Percentages indicated are based on net assets of $148,091,010.

*	Non-income producing security

REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring December 2005 (Underlying face amount at value $144,040)	2	$145

ProFund VP Mid-Cap Value invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Aerospace/Defense	0.1%
Agriculture	0.2%
Airlines	0.4%
Auto Parts & Equipment	1.6%
Banks	4.5%
Beverages	0.3%
Biotechnology	2.0%
Building Materials	1.2%
Chemicals	4.9%
Commercial Services	2.5%
Computers	4.2%
Distribution/Wholesale	0.4%
Diversified Financial Services	2.7%
Electric	10.4%
Electronics	2.7%
Engineering & Construction	0.5%
Entertainment	0.2%
Food	2.4%
Forest Products & Paper	0.9%
Gas	1.9%
Hand/Machine Tools	0.4%
Healthcare-Products	0.8%
Healthcare-Services	2.8%
Holding Companies-Diversified	0.7%
Home Builders	1.6%
Home Furnishings	0.2%
Household Products/Wares	0.9%
Insurance	10.8%
Internet	1.1%
Iron/Steel	0.3%
Leisure Time	0.2%
Machinery-Diversified	0.8%
Media	2.0%
Metal Fabricate/Hardware	0.7%
Miscellaneous Manufacturing	2.5%

See accompanying notes to the Schedules of Portfolio Investments.

Oil & Gas	8.2%
Oil & Gas Services	1.6%
Packaging & Containers	0.5%
Pharmaceuticals	1.5%
Pipelines	0.6%
Real Estate Investment Trust	3.4%
Retail	4.0%
Savings & Loans	2.1%
Semiconductors	2.3%
Software	1.0%
Telecommunications	2.3%
Textiles	0.8%
Transportation	1.6%
Trucking & Leasing	0.4%
Other**	0.2%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Mid-Cap Growth

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (100.1%)
Abercrombie & Fitch Co. - Class A (Retail)	14,670	$731,300
Activision, Inc. * (Software)	35,045	716,670
ADTRAN, Inc. (Telecommunications)	11,410	359,415
Advance Auto Parts, Inc. * (Retail)	17,931	693,552
Advent Software, Inc. * (Software)	2,445	65,868
Aeropostale, Inc. * (Retail)	9,780	207,825
Alliance Data Systems Corp. * (Commercial Services)	12,225	478,609
Alliant Techsystems, Inc. * (Aerospace/Defense)	6,520	486,718
American Eagle Outfitters, Inc. (Retail)	23,635	556,132
Ametek, Inc. (Electrical Components & Equipment)	12,225	525,308
Amphenol Corp. - Class A (Electronics)	15,485	624,665
Anteon International Corp. * (Computers)	5,705	243,946
Applebee’s International, Inc. (Retail)	13,855	286,660
Apria Healthcare Group, Inc. * (Healthcare - Services)	8,150	260,067
Aqua America, Inc. (Water)	16,300	619,726
Arch Coal, Inc. (Coal)	10,595	715,163
Arthur J. Gallagher & Co. (Insurance)	16,300	469,603
Bank of Hawaii Corp. (Banks)	8,965	441,257
Barr Laboratories, Inc. * (Pharmaceuticals)	17,930	984,715
Beckman Coulter, Inc. (Healthcare - Products)	10,595	571,918
Boyd Gaming Corp. (Lodging)	7,335	316,285
Brinker International, Inc. * (Retail)	15,485	581,617
Brown & Brown, Inc. (Insurance)	9,780	485,968
C.H. Robinson Worldwide, Inc. (Transportation)	14,670	940,640
Career Education Corp. * (Commercial Services)	17,930	637,591
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	4,890	310,857
Carmax, Inc. * (Retail)	17,930	560,671
Catalina Marketing Corp. (Advertising)	6,520	148,265
CDW Corp. (Distribution/Wholesale)	10,595	624,257
Cephalon, Inc. * (Pharmaceuticals)	9,780	453,988
Certegy, Inc. (Software)	10,595	424,012
Cheesecake Factory, Inc. * (Retail)	13,040	407,370
Chemtura Corp. (Chemicals)	40,750	506,115
Chico’s FAS, Inc. * (Retail)	30,970	1,139,695
Choicepoint, Inc. * (Commercial Services)	15,485	668,486
Church & Dwight, Inc. (Household Products/Wares)	10,595	391,379
Cincinnati Bell, Inc. * (Telecommunications)	42,380	186,896

See accompanying notes to the Schedules of Portfolio Investments.

City National Corp. (Banks)	7,335	514,110
Claire’s Stores, Inc. (Retail)	17,115	412,985
CNF, Inc. (Transportation)	8,965	470,663
Cognizant Technology Solutions Corp. * (Computers)	23,635	1,101,154
Copart, Inc. * (Retail)	12,225	291,811
Corinthian Colleges, Inc. * (Commercial Services)	15,485	205,486
Covance, Inc. * (Healthcare - Services)	10,595	508,454
Cree Research, Inc. * (Semiconductors)	13,040	326,261
CSG Systems International, Inc. * (Software)	8,150	176,937
Cullen/Frost Bankers, Inc. (Banks)	8,150	402,121
Cypress Semiconductor Corp. * (Semiconductors)	22,820	343,441
CYTYC Corp. * (Healthcare - Products)	19,560	525,186
Deluxe Corp. (Commercial Services)	8,965	360,034
Denbury Resources, Inc. * (Oil & Gas)	9,780	493,303
DENTSPLY International, Inc. (Healthcare - Products)	13,855	748,447
Developers Diversified Realty Corp. (REIT)	18,745	875,391
DeVry, Inc. * (Commercial Services)	9,780	186,309
Diebold, Inc. (Computers)	12,225	421,274
Dollar Tree Stores, Inc. * (Retail)	18,745	405,829
Donaldson Co., Inc. (Miscellaneous Manufacturing)	11,410	348,347
DPL, Inc. (Electric)	22,005	611,739
DST Systems, Inc. * (Computers)	12,225	670,296
Dun & Bradstreet Corp. * (Software)	11,410	751,576
Eaton Vance Corp. (Diversified Financial Services)	22,005	546,164
Education Management Corp. * (Commercial Services)	11,410	367,858
Edwards Lifesciences Corp. * (Healthcare - Products)	10,595	470,524
Energizer Holdings, Inc. * (Electrical Components & Equipment)	12,225	693,158
Equitable Resources, Inc. (Pipelines)	21,190	827,681
Expeditors International of Washington, Inc. (Transportation)	17,930	1,018,065
F5 Networks, Inc. * (Internet)	6,520	283,424
Fastenal Co. (Distribution/Wholesale)	10,595	647,249
FMC Technologies, Inc. * (Oil & Gas Services)	11,410	480,475
Gartner Group, Inc. * (Commercial Services)	9,780	114,328
Gen-Probe, Inc. * (Healthcare - Products)	8,965	443,319
Gentex Corp. (Electronics)	26,895	467,973
Graco, Inc. (Machinery-Diversified)	11,410	391,135
Grant Prideco, Inc. * (Oil & Gas Services)	22,005	894,503
GTECH Holdings Corp. (Entertainment)	19,560	627,094
Harman International Industries, Inc. (Home Furnishings)	11,410	1,166,901

See accompanying notes to the Schedules of Portfolio Investments.

Harris Corp. (Telecommunications)	22,820	953,875
Harsco Corp. (Miscellaneous Manufacturing)	7,335	480,956
Harte-Hanks, Inc. (Advertising)	9,780	258,485
Health Net, Inc. * (Healthcare - Services)	19,560	925,580
Henry Schein, Inc. * (Healthcare - Products)	14,670	625,235
Herman Miller, Inc. (Office Furnishings)	12,225	370,418
Hillenbrand Industries, Inc. (Healthcare - Products)	10,595	498,495
HNI Corp. (Office Furnishings)	9,780	588,951
Hormel Foods Corp. (Food)	12,225	403,303
Hovnanian Enterprises, Inc. - Class A * (Home Builders)	6,520	333,824
Hubbell, Inc. - Class B (Electrical Components & Equipment)	10,595	497,223
INAMED Corp. * (Healthcare - Products)	6,520	493,434
International Speedway Corp. (Entertainment)	5,705	299,341
Intuitive Surgical, Inc. * (Healthcare - Products)	5,705	418,119
Investors Financial Services Corp. (Banks)	11,410	375,389
ITT Educational Services, Inc. * (Commercial Services)	6,520	321,762
IVAX Corp. * (Pharmaceuticals)	36,675	966,753
J.B. Hunt Transport Services, Inc. (Transportation)	22,005	418,315
Jack Henry & Associates, Inc. (Computers)	13,040	252,976
Jacobs Engineering Group, Inc. * (Engineering & Construction)	9,780	659,172
JetBlue Airways Corp. * (Airlines)	16,300	286,880
Joy Global, Inc. (Machinery - Construction & Mining)	13,855	699,123
Korn/Ferry International * (Commercial Services)	7,335	120,221
Lam Research Corp. * (Semiconductors)	23,635	720,158
Lancaster Colony Corp. (Miscellaneous Manufacturing)	4,075	175,225
Laureate Education, Inc. * (Commercial Services)	8,150	399,106
Legg Mason, Inc. (Diversified Financial Services)	19,560	2,145,537
LifePoint Hospitals, Inc. * (Healthcare - Services)	9,780	427,679
Lincare Holdings, Inc. * (Healthcare - Services)	17,115	702,571
LTX Corp. * (Semiconductors)	10,595	44,711
Macromedia, Inc. * (Internet)	13,040	530,337
Martek Biosciences Corp. * (Biotechnology)	5,705	200,417
McAfee, Inc. * (Internet)	28,525	896,256
MEMC Electronic Materials, Inc. * (Semiconductors)	26,895	612,937

See accompanying notes to the Schedules of Portfolio Investments.

Michaels Stores, Inc. (Retail)	23,635	781,373
Micrel, Inc. * (Semiconductors)	11,410	128,134
Microchip Technology, Inc. (Semiconductors)	35,860	1,080,103
Moneygram International, Inc. (Software)	14,670	318,486
National Instruments Corp. (Computers)	9,780	240,979
Nordson Corp. (Machinery-Diversified)	5,705	216,961
O’Reilly Automotive, Inc. * (Retail)	19,560	551,201
Olin Corp. (Chemicals)	12,225	232,153
Outback Steakhouse, Inc. (Retail)	11,410	417,606
Pacific Sunwear of California, Inc. * (Retail)	13,040	279,578
Packaging Corp. of America (Packaging & Containers)	10,595	205,649
Patterson Dental Co. * (Healthcare - Products)	23,635	946,109
Patterson-UTI Energy, Inc. (Oil & Gas)	29,340	1,058,587
Peabody Energy Corp. (Coal)	22,820	1,924,867
Pentair, Inc. (Miscellaneous Manufacturing)	17,115	624,698
Petsmart, Inc. (Retail)	24,450	532,521
Plains Exploration & Production Co. * (Oil & Gas)	13,040	558,373
Plantronics, Inc. (Telecommunications)	8,150	251,102
Polo Ralph Lauren Corp. (Apparel)	10,595	532,929
Precision Castparts Corp. (Metal Fabricate/Hardware)	22,820	1,211,742
Protein Design Labs, Inc. * (Biotechnology)	18,745	524,860
Questar Corp. (Pipelines)	14,670	1,292,721
Rayonier, Inc. (Forest Products & Paper)	8,965	516,563
Reader’s Digest Association, Inc. (Media)	17,115	273,327
Regency Centers Corp. (REIT)	10,595	608,683
Renal Care Group, Inc. * (Healthcare - Services)	11,410	539,921
Republic Services, Inc. (Environmental Control)	21,190	747,795
Reynolds & Reynolds Co. (Computers)	8,965	245,731
Rollins, Inc. (Commercial Services)	4,890	95,453
Ross Stores, Inc. (Retail)	25,265	598,781
Ruby Tuesday, Inc. (Retail)	10,595	230,547
SEI Investments Co. (Software)	10,595	398,160
Semtech Corp. * (Semiconductors)	12,225	201,346
Sepracor, Inc. * (Pharmaceuticals)	17,930	1,057,690
Silicon Laboratories, Inc. * (Semiconductors)	7,335	222,911
Smith International, Inc. (Oil & Gas Services)	36,675	1,221,645
Sotheby’s Holdings, Inc. - Class A * (Commercial Services)	7,335	122,641
SRA International, Inc. - Class A * (Computers)	6,520	231,330

See accompanying notes to the Schedules of Portfolio Investments.

Stericycle, Inc. * (Environmental Control)	7,335	419,195
SVB Financial Group * (Banks)	5,705	277,491
Sybase, Inc. * (Software)	15,485	362,659
TCF Financial Corp. (Banks)	19,560	523,230
Techne Corp. * (Healthcare - Products)	6,520	371,510
The Corporate Executive Board Co. (Commercial Services)	6,520	508,430
The Macerich Co. (REIT)	10,595	688,039
The Neiman Marcus Group, Inc. - Class A (Retail)	8,150	814,592
The Ryland Group, Inc. (Home Builders)	8,150	557,623
The Timberland Co. - Class A * (Apparel)	9,780	330,368
Thor Industries, Inc. (Home Builders)	5,705	193,970
Toll Brothers, Inc. * (Home Builders)	20,375	910,151
Tootsie Roll Industries, Inc. (Food)	4,075	129,381
Transaction Systems Architect, Inc. * (Software)	6,520	181,582
Tupperware Corp. (Household Products/Wares)	8,965	204,223
United Dominion Realty Trust, Inc. (REIT)	23,635	560,150
Universal Health Services, Inc. - Class B (Healthcare - Services)	9,780	465,821
Urban Outfitters, Inc. * (Retail)	19,560	575,064
Valassis Communications, Inc. * (Commercial Services)	8,965	349,456
Valeant Pharmaceuticals International (Pharmaceuticals)	15,485	310,939
Varian Medical Systems, Inc. * (Healthcare - Products)	22,820	901,618
VCA Antech, Inc. * (Pharmaceuticals)	13,855	353,580
Vertex Pharmaceuticals, Inc. * (Biotechnology)	16,300	364,305
Waddell & Reed Financial, Inc. (Diversified Financial Services)	14,670	284,011
Washington Post Co. - Class B (Media)	815	654,037
Weingarten Realty Investors (REIT)	13,855	524,412
Westamerica Bancorp (Banks)	5,705	294,663
Western Digital Corp. * (Computers)	36,675	474,208
Western Gas Resources, Inc. (Pipelines)	9,780	501,029
Whole Foods Market, Inc. (Food)	11,410	1,534,075
Williams Sonoma, Inc. * (Retail)	20,375	781,381
Wilmington Trust Corp. (Banks)	11,410	415,895
Wind River Systems, Inc. * (Software)	13,040	168,607
Zebra Technologies Corp. * (Machinery-Diversified)	12,225	477,875

TOTAL COMMON STOCKS (COST $81,862,349)		95,203,804

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (0.2%)
UBS, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $218,064 (Collateralized by $225,000 Federal Home Loan Bank, 3.555%, 11/1/05, market value $224,289)	$218,000	218,000

TOTAL REPURCHASE AGREEMENTS (Cost $218,000)		218,000

TOTAL INVESTMENT SECURITIES (Cost $82,080,349) - 100.3%		$95,421,804

Percentages indicated are based on net assets of $95,137,166.

*	Non-income producing security

REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring December 2005 (Underlying face amount at value $144,040)	2	$145

ProFund VP Mid-Cap Growth invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Advertising	0.4%
Aerospace/Defense	0.5%
Airlines	0.3%
Apparel	0.9%
Banks	3.4%
Biotechnology	1.1%
Chemicals	0.8%
Coal	2.8%
Commercial Services	5.3%
Computers	4.2%
Distribution/Wholesale	1.3%
Diversified Financial Services	3.1%
Electric	0.6%
Electrical Components & Equipment	1.8%
Electronics	1.1%
Engineering & Construction	0.7%
Entertainment	1.0%
Environmental Control	1.2%
Food	2.2%
Forest Products & Paper	0.5%
Healthcare - Products	7.5%
Healthcare - Services	4.0%
Home Builders	2.1%
Home Furnishings	1.2%
Household Products/Wares	0.6%
Insurance	1.0%
Internet	1.8%
Lodging	0.3%
Machinery - Constructing & Mining	0.7%
Machinery - Diversified	1.1%
Media	1.0%
Metal Fabricate/Hardware	1.3%
Miscellaneous Manufacturing	2.0%
Office Furnishings	1.0%
Oil & Gas	2.2%
Oil & Gas Services	2.7%
Packaging & Containers	0.2%
Pharmaceuticals	4.4%
Pipelines	2.8%
Real Estate Investment Trust	3.4%

See accompanying notes to the Schedules of Portfolio Investments.

Retail	12.5%
Semiconductors	3.9%
Software	3.7%
Telecommunications	1.8%
Transportation	3.0%
Water	0.7%
Other**	0.2%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Small-Cap Value

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (99.8%)
4Kids Entertainment, Inc. * (Media)	2,552	$44,379
A.M. Castle & Co. * (Metal Fabricate/Hardware)	1,914	33,495
AAR Corp. * (Aerospace/Defense)	6,380	109,608
ABM Industries, Inc. (Commercial Services)	7,656	159,320
Actel Corp. * (Semiconductors)	5,104	73,804
Action Performance Cos., Inc. (Toys/Games/Hobbies)	3,509	43,863
Acuity Brands, Inc. (Miscellaneous Manufacturing)	8,613	255,548
Adaptec, Inc. * (Telecommunications)	22,011	84,302
Advanced Energy Industries, Inc. * (Electrical Components & Equipment)	5,423	58,351
Aeroflex, Inc. * (Telecommunications)	14,674	137,349
Agilysys, Inc. (Computers)	6,061	102,067
Albany International Corp. - Class A (Machinery-Diversified)	6,380	235,231
Aleris International, Inc. * (Environmental Control)	6,061	166,374
ALLETE, Inc. (Electric)	5,742	263,041
Alliance One International, Inc. (Agriculture)	16,907	59,851
Alpharma, Inc. (Pharmaceuticals)	7,975	198,338
Altiris, Inc. * (Software)	4,466	68,285
Amegy Bancorp, Inc. (Banks)	13,717	310,416
American Italian Pasta Co. (Food)	3,509	37,406
American States Water Co. (Water)	3,190	106,737
Analogic Corp. (Electronics)	2,552	128,646
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	3,509	103,445
Angelica Corp. (Textiles)	1,914	34,165
Anixter International, Inc. * (Telecommunications)	6,380	257,306
Apogee Enterprises, Inc. (Building Materials)	5,423	92,733
Applica, Inc. * (Home Furnishings)	4,785	7,991
Applied Industrial Technologies, Inc. (Machinery-Diversified)	4,785	171,686
Applied Signal Technology, Inc. (Telecommunications)	2,233	42,606
AptarGroup, Inc. (Miscellaneous Manufacturing)	6,699	333,678
Arch Chemicals, Inc. (Chemicals)	4,466	103,835
Arctic Cat, Inc. (Leisure Time)	2,552	52,418
Arkansas Best Corp. (Transportation)	5,104	177,976
Armor Holdings, Inc. * (Aerospace/Defense)	5,742	246,963
ArQule, Inc. * (Biotechnology)	7,018	54,951
Artesyn Technologies, Inc. * (Electrical Components & Equipment)	7,656	71,201
Ashworth, Inc. * (Apparel)	2,871	19,609
Astec Industries, Inc. * (Machinery - Construction & Mining)	3,509	99,621

See accompanying notes to the Schedules of Portfolio Investments.

Atmos Energy Corp. (Gas)	15,631	441,576
Audiovox Corp. - Class A * (Telecommunications)	3,828	53,515
Avista Corp. (Electric)	9,570	185,658
Axcelis Technologies, Inc. * (Semiconductors)	19,778	103,241
Aztar Corp. * (Lodging)	7,018	216,224
BankAtlantic Bancorp, Inc. - Class A (Savings & Loans)	8,932	151,755
BankUnited Financial Corp. - Class A (Savings & Loans)	5,104	116,728
Barnes Group, Inc. (Miscellaneous Manufacturing)	3,509	125,833
Bassett Furniture Industries, Inc. (Home Furnishings)	2,233	41,578
Bel Fuse, Inc. - Class B (Electronics)	2,233	81,348
Belden, Inc. (Electrical Components & Equipment)	8,932	173,548
Bell Microproducts, Inc. * (Distribution/Wholesale)	5,742	57,592
Benchmark Electronics, Inc. * (Electronics)	8,294	249,814
Black Box Corp. (Telecommunications)	3,190	133,852
Boston Private Financial Holdings, Inc. (Banks)	5,423	143,926
Bowne & Co., Inc. (Commercial Services)	6,699	95,729
Bradley Pharmaceuticals, Inc. * (Pharmaceuticals)	2,871	31,351
Briggs & Stratton Corp. (Machinery-Diversified)	10,208	353,094
Brookline Bancorp, Inc. (Savings & Loans)	12,122	191,770
Brooks Automation, Inc. * (Semiconductors)	8,932	119,064
Brooktrout, Inc. - Class B * (Computers)	2,552	33,099
Brown Shoe Co., Inc. (Retail)	3,509	115,797
Brush Engineered Materials, Inc. * (Mining)	3,828	60,789
Buckeye Technologies, Inc. * (Forest Products & Paper)	6,380	51,806
Burlington Coat Factory Warehouse Corp. (Retail)	3,190	121,348
C&D Technologies, Inc. (Electrical Components & Equipment)	5,104	48,029
C-COR.net Corp. * (Telecommunications)	9,251	62,444
Cambrex Corp. (Biotechnology)	5,104	96,772
Capital Automotive (REIT)	7,975	308,712
Captaris, Inc. * (Software)	5,742	21,590
Caraustar Industries, Inc. * (Forest Products & Paper)	5,742	63,047
Carpenter Technology Corp. (Iron/Steel)	4,147	243,055
Carreker Corp. * (Computers)	4,147	29,278
Cascade Natural Gas Corp. (Gas)	2,233	48,612

See accompanying notes to the Schedules of Portfolio Investments.

Casey’s General Stores, Inc. (Retail)	9,889	229,425
Cash America International, Inc. (Retail)	5,742	119,147
Catapult Communications Corp. * (Computers)	1,914	35,103
CDI Corp. (Commercial Services)	2,552	75,386
Central Pacific Financial Corp. (Banks)	6,061	213,226
Central Parking Corp. (Commercial Services)	4,147	61,998
Central Vermont Public Service Corp. (Electric)	2,552	44,660
Century Aluminum Co. * (Mining)	4,466	100,396
CH Energy Group, Inc. (Electric)	2,552	121,169
Chaparral Steel Co. * (Iron/Steel)	4,466	112,633
Checkpoint Systems, Inc. * (Electronics)	7,337	174,034
Chesapeake Corp. (Packaging & Containers)	3,828	70,397
Chittenden Corp. (Banks)	8,932	236,787
Ciber, Inc. * (Computers)	10,846	80,586
Cimarex Energy Co. * (Oil & Gas)	15,950	723,013
CLECO Corp. (Electric)	9,889	233,183
Coachmen Industries, Inc. (Home Builders)	2,871	32,988
Coherent, Inc. * (Electronics)	6,061	177,466
Cohu, Inc. (Semiconductors)	4,147	98,077
Coinstar, Inc. * (Commercial Services)	5,104	94,475
Colonial Properties Trust (REIT)	8,613	383,106
Commercial Federal Corp. (Savings & Loans)	7,337	250,485
Commercial Metals Co. (Metal Fabricate/Hardware)	11,484	387,470
Commercial NET Lease Realty (REIT)	10,527	210,540
Community Bank System, Inc. (Banks)	6,061	136,979
CONMED Corp. * (Healthcare - Products)	5,742	160,087
Consolidated Graphics, Inc. * (Commercial Services)	2,233	96,131
Cooper Cos., Inc. (Healthcare - Products)	8,613	659,842
Corn Products International, Inc. (Food)	14,674	295,974
Cost Plus, Inc. * (Retail)	4,466	81,058
Cross Country Healthcare, Inc. * (Commercial Services)	4,147	76,968
CTS Corp. (Electronics)	7,018	84,918
Cubic Corp. (Electronics)	2,871	49,152
Curtiss-Wright Corp. (Aerospace/Defense)	4,147	255,912
Cymer, Inc. * (Electronics)	7,018	219,804
Datascope Corp. (Healthcare - Products)	2,552	79,163
Delphi Financial Group, Inc. - Class A (Insurance)	5,423	253,796
Department 56, Inc. * (Toys/Games/Hobbies)	2,552	31,900
Digi International, Inc. * (Software)	3,828	41,074
Dime Community Bancshares, Inc. (Savings & Loans)	5,423	79,827

See accompanying notes to the Schedules of Portfolio Investments.

Ditech Communications Corp. * (Telecommunications)	6,380	43,001
Downey Financial Corp. (Savings & Loans)	4,147	252,553
Dress Barn, Inc. * (Retail)	4,466	101,646
Drill-Quip, Inc. * (Oil & Gas Services)	1,595	76,560
DRS Technologies, Inc. (Aerospace/Defense)	5,423	267,680
DSP Group, Inc. * (Semiconductors)	5,742	147,340
eFunds Corp. * (Software)	8,932	168,190
EGL, Inc. * (Transportation)	6,380	173,217
El Paso Electric Co. * (Electric)	9,251	192,883
Electro Scientific Industries, Inc. * (Electronics)	5,742	128,391
EMCOR Group, Inc. * (Engineering & Construction)	3,190	189,167
EnPro Industries, Inc. * (Miscellaneous Manufacturing)	4,147	139,712
Entertainment Properties Trust (REIT)	5,104	227,792
EPIQ Systems, Inc. * (Software)	2,552	55,685
ESS Technology, Inc. * (Semiconductors)	7,018	24,914
Esterline Technologies Corp. * (Aerospace/Defense)	5,104	193,391
Exar Corp. * (Semiconductors)	6,699	93,920
Fedders Corp. (Home Furnishings)	4,466	9,557
FEI Co. * (Electronics)	4,785	92,111
Financial Federal Corp. (Diversified Financial Services)	3,509	139,658
First BanCorp. (Banks)	15,950	269,874
First Republic Bank (Banks)	4,466	157,337
FirstFed Financial Corp. * (Savings & Loans)	3,190	171,654
Flagstar Bancorp, Inc. (Savings & Loans)	6,699	107,854
Fleetwood Enterprises, Inc. * (Home Builders)	11,165	137,330
Fred’s, Inc. (Retail)	7,656	95,777
Fremont General Corp. (Banks)	12,760	278,551
Frontier Airlines, Inc. * (Airlines)	7,018	68,636
Fuller (H.B.) Co. (Chemicals)	5,742	178,462
G & K Services, Inc. (Textiles)	4,147	163,350
Gables Residential Trust (REIT)	5,742	250,638
Gardner Denver, Inc. * (Machinery-Diversified)	5,104	227,638
General Communication, Inc. - Class A * (Telecommunications)	9,251	91,585
Gentiva Health Services, Inc. * (Healthcare - Services)	4,466	80,924
Gerber Scientific, Inc. * (Machinery-Diversified)	4,466	35,013
Glenborough Realty Trust, Inc. (REIT)	7,018	134,746
Global Imaging Systems, Inc. * (Office/Business Equipment)	4,466	152,068
Gold Banc Corp., Inc. (Banks)	7,656	114,074
Goody’s Family Clothing, Inc. (Retail)	3,828	28,978
Greatbatch, Inc. * (Electrical Components & Equipment)	4,147	113,794
Green Mountain Power Corp. (Electric)	957	31,514

See accompanying notes to the Schedules of Portfolio Investments.

Griffon Corp. * (Miscellaneous Manufacturing)	5,104	125,558
Group 1 Automotive, Inc. * (Retail)	4,147	114,457
Gymboree Corp. * (Apparel)	6,061	82,672
Haggar Corp. (Apparel)	957	27,208
Hain Celestial Group, Inc. * (Food)	6,061	117,583
Hancock Fabrics, Inc. (Retail)	3,828	25,762
Haverty Furniture Cos., Inc. (Retail)	4,466	54,619
Heidrick & Struggles International, Inc. * (Commercial Services)	3,509	113,621
Helix Technology Corp. (Semiconductors)	5,104	75,284
Hilb, Rogal, & Hobbs Co. (Insurance)	7,018	261,912
Hooper Holmes, Inc. (Commercial Services)	12,760	50,147
Hughes Supply, Inc. (Distribution/Wholesale)	13,079	426,375
Hutchinson Technology, Inc. * (Computers)	5,104	133,317
Imagistics International, Inc. * (Office/Business Equipment)	2,871	120,151
Infinity Property & Casualty Corp. (Insurance)	4,147	145,518
Input/Output, Inc. * (Oil & Gas Services)	13,717	109,462
Insight Enterprises, Inc. * (Retail)	9,570	178,002
Insituform Technologies, Inc. - Class A * (Engineering & Construction)	5,104	88,248
Inter-Tel, Inc. (Software)	4,147	87,087
Interface, Inc. - Class A * (Office Furnishings)	9,251	76,413
Internet Security Systems, Inc. * (Internet)	7,656	183,820
Intrado, Inc. * (Telecommunications)	3,509	63,267
Invacare Corp. (Healthcare - Products)	6,061	252,562
Investment Technology Group, Inc. * (Diversified Financial Services)	8,294	245,503
Irwin Financial Corp. (Banks)	3,509	71,549
J & J Snack Foods Corp. (Food)	1,276	73,753
J. Jill Group, Inc. * (Retail)	3,828	60,559
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	5,104	82,837
JDA Software Group, Inc. * (Software)	5,423	82,321
Jo-Ann Stores, Inc. * (Retail)	4,466	77,262
K2, Inc. * (Leisure Time)	9,251	105,462
Kaman Corp. - Class A (Aerospace/Defense)	4,466	91,330
Kansas City Southern Industries, Inc. * (Transportation)	15,950	371,795
Keithley Instruments, Inc. (Electronics)	2,871	41,917
Kellwood Co. (Apparel)	5,423	140,184
Kirby Corp. * (Transportation)	4,785	236,523
Kopin Corp. * (Semiconductors)	13,398	93,116
La-Z-Boy, Inc. (Home Furnishings)	10,208	134,644
Laclede Group, Inc. (Gas)	4,147	134,736
LandAmerica Financial Group, Inc. (Insurance)	3,509	226,857
Landry’s Restaurants, Inc. (Retail)	3,190	93,467

See accompanying notes to the Schedules of Portfolio Investments.

Lawson Products, Inc. (Metal Fabricate/Hardware)	957	35,141
Lexington Corporate Properties Trust (REIT)	10,208	240,398
Libbey, Inc. (Housewares)	2,871	43,639
Lindsay Manufacturing Co. (Machinery-Diversified)	2,233	49,148
Linens ’n Things, Inc. * (Retail)	8,932	238,484
Lone Star Steakhouse & Saloon, Inc. (Retail)	3,509	91,234
Longs Drug Stores Corp. (Retail)	5,104	218,911
Lydall, Inc. * (Miscellaneous Manufacturing)	3,190	28,487
M.D.C. Holdings, Inc. (Home Builders)	6,380	503,318
M/I Schottenstein Homes, Inc. (Home Builders)	2,552	138,472
MAF Bancorp, Inc. (Savings & Loans)	5,423	222,343
MagneTek, Inc. * (Electrical Components & Equipment)	5,742	19,408
Manitowoc Co. (Machinery-Diversified)	5,742	288,536
MapInfo Corp. * (Software)	4,147	50,801
Marcus Corp. (Lodging)	4,147	83,106
Material Sciences Corp. * (Iron/Steel)	2,552	38,459
Maverick Tube Corp. * (Oil & Gas Services)	8,294	248,820
Maximus, Inc. (Commercial Services)	3,828	136,851
Meade Instruments Corp. * (Electronics)	3,190	8,485
Mesa Air Group, Inc. * (Airlines)	5,742	47,372
Methode Electronics, Inc. - Class A (Electronics)	7,337	84,522
MIVA, Inc. * (Internet)	5,423	32,701
Mobile Mini, Inc. * (Storage/Warehousing)	2,871	124,458
Monaco Coach Corp. (Home Builders)	5,104	75,233
Moog, Inc. - Class A * (Aerospace/Defense)	6,699	197,754
MRO Software, Inc. * (Software)	4,147	69,835
Multimedia Games, Inc. * (Leisure Time)	5,423	52,657
Myers Industries, Inc. (Miscellaneous Manufacturing)	6,061	70,550
Napster, Inc. * (Software)	8,613	34,452
Nash Finch Co. (Food)	2,552	107,669
National Presto Industries, Inc. (Housewares)	957	40,969
NBTY, Inc. * (Pharmaceuticals)	10,846	254,882
NCI Building Systems, Inc * (Building Materials)	4,147	169,156
NCO Group, Inc. * (Commercial Services)	6,380	131,811
NDCHealth Corp. (Software)	7,018	132,781
Neenah Paper, Inc. (Forest Products & Paper)	2,871	84,120
Network Equipment Technologies, Inc. * (Telecommunications)	4,785	22,059
New Century Financial Corp. (REIT)	11,165	404,955
New Jersey Resources Corp. (Gas)	5,423	249,350

See accompanying notes to the Schedules of Portfolio Investments.

Northwest Natural Gas Co. (Gas)	5,423	201,844
NYFIX, Inc. * (Computers)	5,742	33,131
O’Charley’s, Inc. * (Retail)	4,466	63,908
Oceaneering International, Inc. * (Oil & Gas Services)	5,104	272,605
Offshore Logistics, Inc. * (Transportation)	4,466	165,242
OM Group, Inc. * (Chemicals)	5,742	115,586
On Assignment, Inc. * (Commercial Services)	5,104	43,639
Osteotech, Inc. * (Healthcare - Products)	3,509	20,107
Oxford Industries, Inc. (Apparel)	2,871	129,540
PAREXEL International Corp. * (Commercial Services)	5,104	102,539
Park Electrochemical Corp. (Electronics)	3,828	102,016
Parkway Properties, Inc. (REIT)	2,871	134,707
Paxar Corp. * (Electronics)	7,018	118,253
PC-Tel, Inc. * (Internet)	4,147	38,982
Pegasus Systems, Inc. * (Leisure Time)	3,509	31,511
Penford Corp. (Chemicals)	1,595	21,325
Pep Boys-Manny, Moe & Jack (Retail)	10,527	145,694
Performance Food Group Co. * (Food)	7,337	231,556
Pericom Semiconductor Corp. * (Semiconductors)	5,104	45,119
Phoenix Technologies, Ltd. * (Software)	4,785	36,031
Photon Dynamics, Inc. * (Electronics)	3,190	61,089
Photronics, Inc. * (Semiconductors)	7,975	154,715
Piedmont Natural Gas Co., Inc. (Gas)	14,993	377,374
Pinnacle Entertainment, Inc. * (Entertainment)	7,975	146,182
Piper Jaffray * (Diversified Financial Services)	3,828	114,304
Planar Systems, Inc. * (Electronics)	2,871	23,600
PolyOne Corp. * (Chemicals)	17,864	108,256
Pope & Talbot, Inc. (Forest Products & Paper)	3,190	32,570
Presidential Life Corp. (Insurance)	4,147	74,646
PRG-Schultz International, Inc. * (Commercial Services)	8,294	24,965
ProAssurance Corp. * (Insurance)	6,061	282,867
Prosperity Bancshares, Inc. (Banks)	4,147	125,447
Provident Bankshares Corp. (Banks)	6,380	221,896
Quaker Chemical Corp. (Chemicals)	1,914	33,265
Quanex Corp. (Metal Fabricate/Hardware)	4,785	316,863
RadiSys Corp. * (Computers)	3,828	74,263
Ralcorp Holdings, Inc. (Food)	5,742	240,705
Regal-Beloit Corp. (Hand/Machine Tools)	5,742	186,270
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	8,613	81,737
RehabCare Group, Inc. * (Healthcare - Services)	3,190	65,459
Reliance Steel & Aluminum Co. (Iron/Steel)	5,423	287,038
Rewards Network, Inc. * (Commercial Services)	4,147	28,324

See accompanying notes to the Schedules of Portfolio Investments.

RLI Corp. (Insurance)	4,147	191,840
Robbins & Myers, Inc. (Machinery-Diversified)	2,233	50,198
Rock-Tenn Co. (Forest Products & Paper)	6,061	91,521
RTI International Metals, Inc. * (Mining)	4,466	175,736
Rudolph Technologies, Inc. * (Semiconductors)	2,871	38,672
Russ Berrie & Co., Inc. (Household Products/Wares)	2,233	31,530
Russell Corp. (Apparel)	6,380	89,575
Ryan's Restaurant Group, Inc. * (Retail)	8,294	96,791
Ryerson Tull, Inc. (Iron/Steel)	4,785	101,921
Sanderson Farms, Inc. (Food)	2,871	106,686
Savient Pharmaceuticals, Inc. * (Biotechnology)	11,803	44,497
SBS Technologies, Inc. * (Electronics)	3,190	30,720
School Specialty, Inc. * (Retail)	4,466	217,851
Schulman (A.), Inc. (Chemicals)	6,061	108,795
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	2,871	64,081
SCPIE Holdings, Inc. * (Insurance)	1,914	27,370
SEACOR SMIT, Inc. * (Oil & Gas Services)	4,147	300,989
Selective Insurance Group, Inc. (Insurance)	5,423	265,185
SFBC International, Inc. * (Commercial Services)	3,509	155,765
Shaw Group, Inc. * (Engineering & Construction)	15,312	377,594
Shopko Stores, Inc. * (Retail)	6,061	154,677
Skyline Corp. (Home Builders)	1,276	51,857
SkyWest, Inc. (Airlines)	11,165	299,445
Skyworks Solutions, Inc. * (Semiconductors)	30,943	217,220
Smith (A.O.) Corp. (Miscellaneous Manufacturing)	3,828	109,098
Sonic Automotive, Inc. (Retail)	5,742	127,587
Sourcecorp * (Commercial Services)	3,190	68,394
South Financial Group, Inc. (Banks)	14,674	393,849
Southern Union Co. * (Gas)	19,140	493,238
Southwest Gas Corp. (Gas)	7,337	200,960
Sovran Self Storage, Inc. (REIT)	3,190	156,151
Spectrum Brands, Inc. * (Household Products/Wares)	7,337	172,787
Spherion Corp. * (Commercial Services)	11,803	89,703
Spinnaker Exploration Co. * (Oil & Gas)	5,423	350,814
SPSS, Inc. * (Software)	3,190	76,560
Stage Stores, Inc. (Retail)	5,423	145,716
Standard Microsystems Corp. * (Semiconductors)	4,147	124,037
Standard Motor Products, Inc. (Auto Parts & Equipment)	2,552	20,697
Standard Pacific Corp. (Home Builders)	13,398	556,150

See accompanying notes to the Schedules of Portfolio Investments.

Standard Register Co. (Household Products/Wares)	2,552	38,152
Standex International Corp. (Miscellaneous Manufacturing)	2,233	58,795
StarTek, Inc. (Commercial Services)	2,233	29,476
Steel Technologies, Inc. (Iron/Steel)	2,233	57,902
Sterling Bancshares, Inc. (Banks)	8,932	131,390
Sterling Financial Corp. - Spokane (Savings & Loans)	6,699	151,062
Stewart & Stevenson Services, Inc. (Machinery-Diversified)	5,742	136,947
Stewart Information Services Corp. (Insurance)	3,509	179,661
Stone Energy Corp. * (Oil & Gas)	5,423	331,020
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	4,147	38,152
Sunrise Assisted Living, Inc. * (Healthcare - Services)	3,509	234,190
Superior Industries International, Inc. (Auto Parts & Equipment)	4,466	96,108
Supertex, Inc. * (Semiconductors)	2,233	66,968
Susquehanna Bancshares, Inc. (Banks)	9,251	222,394
Swift Energy Co. * (Oil & Gas)	5,742	262,697
SWS Group, Inc. (Diversified Financial Services)	3,190	52,316
Symmetricom, Inc. * (Telecommunications)	8,932	69,134
TBC Corp. * (Retail)	4,466	154,032
Technitrol, Inc. (Electronics)	7,975	122,177
Tetra Tech, Inc. * (Environmental Control)	11,165	187,796
Texas Industries, Inc. (Building Materials)	4,466	242,951
The Stride Rite Corp. (Apparel)	7,018	89,971
Theragenics Corp. * (Pharmaceuticals)	6,380	18,821
THQ, Inc. * (Software)	12,122	258,441
Tollgrade Communications, Inc. * (Telecommunications)	2,552	21,590
Too, Inc. * (Retail)	6,380	175,003
Tredegar Corp. (Miscellaneous Manufacturing)	5,423	70,553
TreeHouse Foods, Inc. * (Food)	6,061	162,920
Triumph Group, Inc. * (Aerospace/Defense)	3,190	118,572
UICI (Insurance)	6,699	241,164
UIL Holdings Corp. (Electric)	2,552	133,495
Ultratech Stepper, Inc. * (Semiconductors)	4,785	74,598
Umpqua Holdings Corp. (Banks)	8,613	209,468
Unisource Energy Corp. (Electric)	6,699	222,675
United Bankshares, Inc. (Banks)	7,337	256,428
United Stationers, Inc. * (Distribution/Wholesale)	6,380	305,347
Universal Forest Products, Inc. (Building Materials)	3,190	182,851
URS Corp. * (Engineering & Construction)	8,294	334,995
Valmont Industries, Inc. (Metal Fabricate/Hardware)	3,190	93,658
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	7,337	310,868

See accompanying notes to the Schedules of Portfolio Investments.

Veeco Instruments, Inc. * (Semiconductors)	5,104	81,868
Veritas DGC, Inc. * (Oil & Gas Services)	6,699	245,317
Verity, Inc. * (Internet)	7,337	77,919
Viad Corp. (Commercial Services)	4,466	122,145
ViaSat, Inc. * (Telecommunications)	4,466	114,553
Viasys Healthcare, Inc. * (Healthcare - Products)	6,061	151,464
Vital Signs, Inc. (Healthcare - Products)	957	44,108
Volt Information Sciences, Inc. * (Commercial Services)	1,595	32,410
W-H Energy Services, Inc. * (Oil & Gas Services)	5,423	175,814
Watts Industries, Inc. - Class A (Electronics)	5,104	147,250
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	10,208	127,702
Wellman, Inc. (Chemicals)	3,509	22,212
Whitney Holding Corp. (Banks)	12,441	336,405
Wintrust Financial Corp. (Banks)	4,785	240,494
Wolverine Tube, Inc. * (Metal Fabricate/Hardware)	2,871	21,533
Woodward Governor Co. (Electronics)	1,914	162,786
X-Rite, Inc. (Electronics)	3,509	43,512
Zale Corp. * (Retail)	9,889	268,782

Total Common Stocks (Cost $36,610,226)		51,794,295

	Principal Amount
Repurchase Agreements (0.2%)
UBS, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $121,035 (Collateralized by $125,000 Federal Home Loan Bank, 3.555%, 11/1/05, market value $124,605)	$121,000	121,000

Total Repurchase Agreements (Cost $121,000)		121,000

TOTAL INVESTMENT SECURITIES (Cost $36,731,226) - 100.0%		$51,915,295

Percentages indicated are based on net assets of $51,926,732.

*	Non-income producing security

REIT	Real Estate Investment Trust

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring December 2005 (Underlying face amount at value $133,980)	2	$(1,315)

ProFund VP Small-Cap Value invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Aerospace/Defense	2.9%
Agriculture	0.1%
Airlines	0.8%
Apparel	1.1%
Auto Parts & Equipment	0.2%
Banks	7.9%
Biotechnology	0.5%
Building Materials	1.3%
Chemicals	1.3%
Commercial Services	3.4%

See accompanying notes to the Schedules of Portfolio Investments.

Computers	1.0%
Distribution/Wholesale	1.5%
Diversified Financial Services	1.1%
Electric	2.8%
Electrical Components & Equipment	0.9%
Electronics	4.5%
Engineering & Construction	1.9%
Entertainment	0.3%
Environmental Control	0.7%
Food	2.6%
Forest Products & Paper	1.0%
Gas	4.1%
Hand/Machine Tools	0.4%
Healthcare-Products	2.6%
Healthcare-Services	0.7%
Home Builders	2.9%
Home Furnishings	0.4%
Household Products/Wares	0.5%
Housewares	0.2%
Insurance	4.1%
Internet	0.6%
Iron/Steel	1.6%
Leisure Time	0.5%
Lodging	0.6%
Machinery-Construction & Mining	0.2%
Machinery-Diversified	3.0%
Media	0.1%
Metal Fabricate/Hardware	1.7%
Mining	0.6%
Miscellaneous Manufacturing	2.6%
Office Furnishings	0.1%
Office/Business Equipment	0.5%
Oil & Gas	3.2%
Oil & Gas Services	2.8%
Packaging & Containers	0.1%
Pharmaceuticals	1.0%
REIT	4.8%
Retail	7.0%
Saving & Loans	3.5%
Semiconductors	3.7%
Software	2.3%
Storage/Warehousing	0.2%
Telecommunications	2.3%
Textiles	0.4%
Toys/Games/Hobbies	0.3%
Transportation	2.2%
Water	0.2%
Other**	0.2%

**	Includes non-equity securities

See accompanying notes to the Schedules of Portfolio Investments.

Profund VP Small-Cap Growth

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (100.1%)
A.S.V., Inc. * (Auto Manufacturers)	12,440	$281,766
Aaron Rents, Inc. (Commercial Services)	31,100	657,765
Acadia Realty Trust (REIT)	21,770	391,642
Administaff, Inc. (Commercial Services)	15,550	617,957
Advanced Neuromodulation Systems, Inc. * (Healthcare - Products)	13,995	664,203
ADVO, Inc. (Advertising)	21,770	681,183
AMCOL International Corp. (Mining)	15,550	296,539
Amedisys, Inc. * (Healthcare - Services)	10,885	424,515
American Healthways, Inc. * (Healthcare - Services)	23,325	988,980
American Medical Systems Holdings, Inc. * (Healthcare - Products)	48,205	971,331
AMERIGROUP Corp. * (Healthcare - Services)	35,765	683,827
AmSurg Corp. * (Healthcare - Services)	20,215	553,082
ANSYS, Inc. * (Software)	21,770	837,927
Arbitron, Inc. (Commercial Services)	21,770	867,317
Argosy Gaming Co. * (Entertainment)	20,215	949,903
ArthroCare Corp. * (Healthcare - Products)	17,105	687,963
ATMI, Inc. * (Semiconductors)	26,435	819,485
Atwood Oceanics, Inc. * (Oil & Gas)	9,330	785,679
Avid Technology, Inc. * (Software)	27,990	1,158,786
Baldor Electric Co. (Hand/Machine Tools)	20,215	512,450
Bally Total Fitness Holding Corp. * (Leisure Time)	23,325	104,263
Biolase Technology, Inc. (Healthcare - Products)	15,550	110,872
Biosite Diagnostics, Inc. * (Healthcare - Products)	12,440	769,538
Brady Corp. - Class A (Electronics)	34,210	1,058,457
Building Materials Holding Corp. (Distribution/Wholesale)	9,330	869,463
Cabot Oil & Gas Corp. (Oil & Gas)	34,210	1,727,947
CACI International, Inc. - Class A * (Computers)	20,215	1,225,029
Cal Dive International, Inc. * (Oil & Gas Services)	26,435	1,676,243
CARBO Ceramics, Inc. (Oil & Gas Services)	13,995	923,530
CEC Entertainment, Inc. * (Retail)	24,880	790,189
Centene Corp. * (Healthcare - Services)	29,545	739,511
Ceradyne, Inc. * (Miscellaneous Manufacturing)	17,105	627,411
Cerner Corp. * (Software)	21,770	1,892,466
Champion Enterprises, Inc. * (Home Builders)	52,870	781,419

See accompanying notes to the Schedules of Portfolio Investments.

Chemed Corp. (Commercial Services)	17,105	741,331
Christopher & Banks Corp. (Retail)	24,880	345,086
Clarcor, Inc. (Miscellaneous Manufacturing)	35,765	1,027,171
Cleveland-Cliffs, Inc. (Iron/Steel)	15,550	1,354,561
Cognex Corp. (Machinery-Diversified)	32,655	981,936
Commonwealth Telephone Enterprises, Inc. (Telecommunications)	15,550	586,234
Comtech Telecommunications Corp. * (Telecommunications)	13,995	580,373
Connetics Corp. * (Pharmaceuticals)	24,880	420,721
CPI Corp. (Commercial Services)	4,665	82,057
CryoLife, Inc. * (Biotechnology)	15,550	108,073
Cyberonics, Inc. * (Healthcare - Products)	15,550	464,012
Daktronics, Inc. (Electronics)	10,885	261,022
Delta & Pine Land Co. (Agriculture)	24,880	657,081
Deltic Timber Corp. (Forest Products & Paper)	7,775	358,039
Dendrite International, Inc. * (Software)	29,545	593,559
Diagnostic Products Corp. (Healthcare - Products)	15,550	819,952
Digital Insight Corp. * (Internet)	23,325	607,850
Dionex Corp. * (Electronics)	13,995	759,229
DJ Orthopedics, Inc. * (Healthcare - Products)	15,550	450,017
East-West Bancorp, Inc. (Banks)	38,875	1,323,305
EastGroup Properties, Inc. (REIT)	15,550	680,313
EDO Corp. (Aerospace/Defense)	10,885	326,877
Electronics Boutique Holdings Corp. * (Retail)	7,775	488,581
ElkCorp (Building Materials)	12,440	444,979
Energen Corp. (Gas)	51,315	2,219,887
Engineered Support Systems, Inc. (Aerospace/Defense)	29,545	1,212,526
Enzo Biochem, Inc. * (Biotechnology)	18,660	286,618
Essex Property Trust, Inc. (REIT)	15,550	1,399,500
Ethan Allen Interiors, Inc. (Home Furnishings)	24,880	779,988
FactSet Research Systems, Inc. (Computers)	23,325	821,973
Filenet Corp. * (Software)	29,545	824,306
First Midwest Bancorp, Inc. (Banks)	31,100	1,158,164
FLIR Systems, Inc. * (Electronics)	48,205	1,425,903
Florida Rock Industries, Inc. (Building Materials)	32,655	2,092,859
Flowers Foods, Inc. (Food)	35,765	975,669
Forward Air Corp. (Transportation)	21,770	802,007
Fossil, Inc. * (Household Products/Wares)	34,210	622,280
Frontier Oil Corp. (Oil & Gas)	38,875	1,724,106
GameStop Corp. - Class B * (Retail)	35,765	1,015,368
GenCorp, Inc. * (Aerospace/Defense)	37,320	696,018
Genesco, Inc. * (Retail)	15,550	579,082
Georgia Gulf Corp. (Chemicals)	23,325	561,667
Global Payments, Inc. (Software)	23,325	1,812,819
Guitar Center, Inc. * (Retail)	18,660	1,030,219
Haemonetics Corp. * (Healthcare - Products)	18,660	886,910

See accompanying notes to the Schedules of Portfolio Investments.

Harland (John H.) Co. (Household Products/Wares)	20,215	897,546
Harmonic, Inc. * (Telecommunications)	51,315	298,653
Headwaters, Inc. * (Energy - Alternate Sources)	29,545	1,104,983
Healthcare Services Group, Inc. (Commercial Services)	18,660	359,205
Heartland Express, Inc. (Transportation)	31,100	632,574
Hibbett Sporting Goods, Inc. * (Retail)	24,881	553,591
Hologic, Inc. * (Healthcare - Products)	15,550	898,013
Hot Topic, Inc. * (Retail)	31,100	477,696
Hudson United Bancorp (Banks)	31,100	1,316,463
Hydril Co. * (Oil & Gas Services)	13,995	960,617
Hyperion Solutions Corp. * (Software)	27,990	1,361,714
ICU Medical, Inc. * (Healthcare - Products)	9,330	268,331
IDEX Corp. (Machinery-Diversified)	35,765	1,521,801
IDEXX Laboratories, Inc. * (Healthcare - Products)	23,325	1,559,976
IHOP Corp. (Retail)	13,995	570,156
Immucor, Inc. * (Healthcare - Products)	31,100	853,384
Integra LifeSciences Holdings * (Biotechnology)	12,440	475,954
Intermagnetics General Corp. * (Electrical Components & Equipment)	18,660	521,360
iPayment Holdings, Inc. * (Commercial Services)	9,330	353,047
Itron, Inc. * (Electronics)	17,105	781,014
J2 Global Communications, Inc. * (Internet)	17,105	691,384
Jack in the Box, Inc. * (Retail)	24,880	744,161
JLG Industries, Inc. (Machinery - Construction & Mining)	35,765	1,308,641
K-Swiss, Inc. - Class A (Apparel)	18,660	551,776
Kaydon Corp. (Metal Fabricate/Hardware)	20,215	574,308
Kensey Nash Corp. * (Healthcare - Products)	6,220	190,705
Kilroy Realty Corp. (REIT)	20,215	1,132,646
Knight Transportation, Inc. (Transportation)	26,435	643,957
Kronos, Inc. * (Computers)	21,770	971,813
Kulicke & Soffa Industries, Inc. * (Semiconductors)	35,765	259,296
LabOne, Inc. * (Healthcare - Services)	12,440	541,140
Labor Ready, Inc. * (Commercial Services)	37,320	957,258
Lance, Inc. (Food)	20,215	352,954
Landstar System, Inc. (Transportation)	40,430	1,618,412
LCA-Vision, Inc. (Healthcare - Products)	13,995	519,494
Lennox International, Inc. (Building Materials)	34,210	937,696
Littelfuse, Inc. * (Electrical Components & Equipment)	15,550	437,422
Lone Star Technologies, Inc. * (Oil & Gas Services)	20,215	1,123,752

See accompanying notes to the Schedules of Portfolio Investments.

Macdermid, Inc. (Chemicals)	17,105	449,177
Manhattan Associates, Inc. * (Computers)	20,215	468,988
ManTech International Corp. - Class A * (Software)	12,440	328,540
Massey Energy Co. (Coal)	52,870	2,700,071
Medicis Pharmaceutical Corp. (Pharmaceuticals)	37,320	1,215,138
Mentor Corp. (Healthcare - Products)	26,435	1,454,189
Mercury Computer Systems, Inc. * (Computers)	13,995	367,369
Merit Medical Systems, Inc. * (Healthcare - Products)	18,660	331,028
Meritage Homes Corp. * (Home Builders)	15,550	1,192,063
MGI Pharma, Inc. * (Pharmaceuticals)	49,760	1,159,906
Micros Systems, Inc. * (Computers)	26,435	1,156,531
Microsemi Corp. * (Semiconductors)	43,540	1,112,012
Midas, Inc. * (Commercial Services)	9,330	185,480
Milacron, Inc. * (Hand/Machine Tools)	34,210	60,894
Movie Gallery, Inc. (Retail)	17,105	177,721
MTS Systems Corp. (Computers)	13,995	528,591
Mueller Industries, Inc. (Metal Fabricate/Hardware)	24,880	690,918
Nara Bancorp, Inc. (Banks)	13,995	209,225
Nature's Sunshine Products, Inc. (Pharmaceuticals)	7,775	180,691
NETGEAR, Inc. * (Telecommunications)	23,325	561,200
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	17,105	239,470
NVR, Inc. * (Home Builders)	3,110	2,752,194
Odyssey Healthcare, Inc. * (Healthcare - Services)	23,325	395,825
Old Dominion Freight Line, Inc. * (Transportation)	12,440	416,616
Omnova Solutions, Inc. * (Chemicals)	27,990	122,316
Oshkosh Truck Corp. (Auto Manufacturers)	51,315	2,214,756
Owens & Minor, Inc. (Distribution/Wholesale)	27,990	821,507
P.F. Chang's China Bistro, Inc. * (Retail)	18,660	836,528
Panera Bread Co. - Class A * (Retail)	21,770	1,114,189
Papa John's International, Inc. *	7,775	389,683
(Retail) Pediatrix Medical Group, Inc. * (Healthcare - Services)	17,105	1,314,007
Peet's Coffee & Tea, Inc. * (Beverages)	9,330	285,685
Penn Virginia Corp. (Oil & Gas)	12,440	717,912
Petroleum Development * (Oil & Gas)	10,885	417,331
Pharmaceutical Product Development, Inc. * (Commercial Services)	34,210	1,967,417
Philadelphia Consolidated Holding Corp. * (Insurance)	12,440	1,056,156
Phillips-Van Heusen Corp. (Apparel)	24,880	771,778

See accompanying notes to the Schedules of Portfolio Investments.

Polaris Industries, Inc. (Leisure Time)	29,545	1,463,954
PolyMedica Corp. (Healthcare - Products)	17,105	597,649
Possis Medical, Inc. * (Healthcare - Products)	12,440	136,342
Power Integrations, Inc. * (Semiconductors)	20,215	439,676
Pre-Paid Legal Services, Inc. (Commercial Services)	7,775	300,893
Priority Healthcare Corp. - Class B * (Pharmaceuticals)	26,435	736,479
PrivateBancorp, Inc. (Banks)	12,440	426,443
Progress Software Corp. * (Software)	26,435	839,840
Quiksilver, Inc. * (Apparel)	80,860	1,168,426
Radiant Systems, Inc. * (Computers)	15,550	160,476
RARE Hospitality International, Inc. * (Retail)	23,325	599,453
Red Robin Gourmet Burgers, Inc. * (Retail)	9,330	427,687
Remington Oil & Gas Corp. * (Oil & Gas)	17,105	709,858
Republic Bancorp, Inc. (Banks)	48,205	681,619
ResMed, Inc. * (Healthcare - Products)	24,880	1,981,691
Respironics, Inc. * (Healthcare - Products)	49,760	2,098,876
Rogers Corp. * (Electronics)	10,885	421,250
Roper Industries, Inc. (Miscellaneous Manufacturing)	59,090	2,321,646
ScanSource, Inc. * (Distribution/Wholesale)	9,330	454,744
SCP Pool Corp. (Distribution/Wholesale)	37,320	1,303,587
Select Comfort Corp. * (Retail)	24,880	497,102
SERENA Software, Inc. * (Software)	20,215	402,885
Shuffle Master, Inc. * (Entertainment)	24,880	657,578
Shurgard Storage Centers, Inc. - Class A (REIT)	32,655	1,824,435
Sierra Health Services, Inc. * (Healthcare - Services)	17,105	1,178,021
Simpson Manufacturing Co., Inc. (Building Materials)	24,880	973,803
Sonic Corp. * (Retail)	41,985	1,148,290
Sonic Solutions * (Electronics)	17,105	367,758
Southwestern Energy Co. * (Oil & Gas)	57,535	4,223,069
SS&C Technologies, Inc. (Software)	12,440	455,802
St. Mary Land & Exploration Co. (Oil & Gas)	38,875	1,422,825
Stein Mart, Inc. (Retail)	18,660	378,798
SurModics, Inc. * (Healthcare - Products)	10,885	421,141
Sybron Dental Special, Inc. * (Healthcare - Products)	27,990	1,163,824
Synaptics, Inc. * (Computers)	17,105	321,574
Take-Two Interactive Software, Inc. * (Software)	49,760	1,099,198
TALX Corp. (Computers)	13,995	458,896
Teledyne Technologies, Inc. * (Aerospace/Defense)	23,325	804,013

See accompanying notes to the Schedules of Portfolio Investments.

TETRA Technologies, Inc. * (Oil & Gas Services)	23,325	728,207
The Cato Corp. - Class A (Retail)	21,770	433,876
The Children's Place Retail Stores, Inc. * (Retail)	15,550	554,202
The Finish Line, Inc. - Class A (Retail)	31,100	453,749
The Great Atlantic & Pacific Tea Co., Inc. * (Food)	12,440	352,798
The Men's Wearhouse, Inc. * (Retail)	37,320	996,444
The Nautilus Group, Inc. (Leisure Time)	23,325	514,783
The Steak n Shake Co. * (Retail)	18,660	338,679
Thomas Nelson, Inc. (Media)	7,775	145,781
Toro Co. (Housewares)	29,545	1,086,074
Tractor Supply Co. * (Retail)	23,325	1,064,786
Triarc Cos., Inc. (Retail)	37,320	569,876
Trimble Navigation, Ltd. * (Electronics)	37,320	1,257,311
TrustCo Bank Corp. NY (Banks)	52,870	662,461
UCBH Holdings, Inc. (Banks)	63,755	1,167,992
UGI Corp. (Gas)	73,085	2,057,343
Unit Corp. * (Oil & Gas)	31,100	1,719,208
United Natural Foods, Inc. * (Food)	27,990	989,727
United Surgical Partners International, Inc. * (Healthcare - Services)	31,100	1,216,321
USANA Health Sciences, Inc. * (Pharmaceuticals)	7,775	370,868
Vertrue, Inc. * (Commercial Services)	6,220	226,097
Vicor Corp. (Electrical Components & Equipment)	13,995	212,024
Vintage Petroleum, Inc. (Oil & Gas)	38,875	1,775,033
Wabash National Corp. (Auto Manufacturers)	21,770	427,998
Waste Connections, Inc. * (Environmental Control)	32,655	1,145,537
Watsco, Inc. (Distribution/Wholesale)	17,105	908,447
Watson Wyatt & Co. Holdings (Commercial Services)	29,545	796,238
WD-40 Co. (Household Products/Wares)	10,885	288,561
WebEx Communications, Inc. * (Internet)	24,880	609,809
Websense, Inc. * (Internet)	17,105	875,946
Winnebago Industries, Inc. (Home Builders)	23,325	675,725
WMS Industries, Inc. * (Leisure Time)	15,550	437,422
Wolverine World Wide, Inc. (Apparel)	40,430	851,052
World Acceptance Corp. * (Diversified Financial Services)	12,440	316,100
World Fuel Services Corp. (Retail)	18,660	605,517
Zenith National Insurance Corp. (Insurance)	15,550	974,830
Zix Corp. * (Internet)	20,215	40,430
TOTAL COMMON STOCKS (Cost $153,406,259)		187,121,714

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (0.2%)
UBS, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $283,084 (Collateralized by $290,000 Federal Home Loan Bank, 3.555%, 11/1/05, market value $289,084)	$283,000	283,000

TOTAL REPURCHASE AGREEMENTS (Cost $283,000)		283,000

TOTAL INVESTMENT SECURITIES (COST $153,689,259) - 100.3%		$187,404,714

Percentages indicated are based on net assets of $186,864,666.

*	Non-income producing security

REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring December 2005 (Underlying face amount at value $133,980)	2	$(1,315)

ProFund VP Small-Cap Growth invested, as a percentage of net assets, in the following industries, as of September 30, 2005

Advertising	0.4%
Aerospace/Defense	1.6%
Agriculture	0.4%
Apparel	1.8%
Auto Manufacturers	1.6%
Banks	3.7%
Beverages	0.2%
Biotechnology	0.5%
Building Materials	2.4%
Chemicals	0.6%
Coal	1.4%
Commercial Services	4.3%
Computers	3.5%
Distribution/Wholesale	2.3%
Diversified Financial Services	0.2%
Electrical Components & Equipment	0.6%
Electronics	3.4%
Energy-Alternate Sources	0.6%
Entertainment	0.9%
Environmental Control	0.6%
Food	1.4%
Forest Products & Paper	0.2%
Gas	2.3%
Hand/Machine Tools	0.3%
Healthcare-Products	9.7%
Healthcare-Services	4.3%
Home Builders	2.9%
Home Furnishings	0.4%
Household Products/Wares	1.0%
Housewares	0.6%
Insurance	1.1%
Internet	1.5%
Iron/Steel	0.7%
Leisure Time	1.3%
Machinery-Construction & Mining	0.7%
Machinery-Diversified	1.3%
Media	0.1%
Metal Fabricate/Hardware	0.7%
Mining	0.2%
Miscellaneous Manufacturing	2.1%
Oil & Gas	8.1%
Oil & Gas Services	2.9%
Pharmaceuticals	2.3%
Real Estate Investment Trust	2.9%
Retail	9.2%
Semiconductor	1.4%
Software	6.2%
Telecommunications	1.1%
Transportation	2.2%
Other**	0.2%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Asia 30

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (98.7%)
AU Optronics Corp. (Electronics)	84,456	$1,094,550
BHP Billiton, Ltd. (Mining)	128,340	4,386,661
China Mobile (Hong Kong), Ltd. (Telecommunications)	255,852	6,304,192
China Petroleum and Chemical Corp. (Oil & Gas)	77,418	3,503,939
China Yuchai International, Ltd. (Auto Parts & Equipment)	83,214	856,272
Chunghwa Telecom Co., Ltd. (Telecommunications)	93,978	1,739,533
CNOOC Ltd. (Oil & Gas)	37,674	2,719,686
Creative Technology, Ltd. * (Computers)	110,952	812,169
Ctrip.com International, Ltd. (Internet)	22,356	1,432,572
Flextronics International, Ltd. * (Electronics)	108,054	1,388,494
Icici Bank, Ltd. (Banks)	65,412	1,847,889
Infosys Technologies, Ltd. (Software)	28,566	2,121,883
Kookmin Bank (Banks)	38,088	2,256,714
Korea Electric Power Corp. (Electric)	127,512	2,258,238
KT Corp. (Telecommunications)	74,106	1,667,385
LG. Philips LCD Co., Ltd. * (Electronics)	69,966	1,438,501
Nam Tai Electronics, Inc. (Electronics)	44,298	1,126,498
Netease.com, Inc. * (Internet)	19,458	1,751,415
PacificNet Inc. * (Computers)	121,716	876,355
PetroChina Company, Ltd. (Oil & Gas)	105,570	8,801,370
POSCO (Iron/Steel)	37,260	2,107,426
Satyam Computer Services, Ltd. (Software)	47,610	1,438,774
Shanda Interactive Entertainment, Ltd. * (Internet)	31,050	839,903
SINA Corp. * (Internet)	34,776	956,340
SK Telecom Co., Ltd. (Telecommunications)	83,214	1,817,394
Sohu.com, Inc. * (Internet)	54,648	936,120
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	358,938	2,950,470
Tommy Hilfiger Corp. * (Apparel)	89,010	1,544,324
United Microelectronics Corp. (Semiconductors)	486,036	1,749,730
Wipro, Ltd. (Software)	167,256	1,732,772

Total Common Stocks (Cost $48,804,880)		64,457,569

	Principal Amount
Repurchase Agreements (1.1%)
UBS, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $717,212	$717,000	717,000

See accompanying notes to the Schedules of Portfolio Investments.

(Collateralized by $735,000 Federal Home Loan Bank, 3.555%, 11/1/05, market value $732,677)
Total Repurchase Agreements (Cost $717,000)	717,000

Total Investment Securities (Cost $49,521,880) - 99.8%	$65,174,569

As of 9/30/05, all securities in this portfolio were traded on U.S. exchanges.

Percentages indicated are based on net assets of $65,285,263.

*	Non-income producing security

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring December 2005 (Underlying face amount at value $617,125)	10	$(6,785)

ProFund VP Asia 30 invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Apparel	2.4%
Auto Part & Equipment	1.3%
Banks	6.3%
Computers	2.6%
Electric	3.5%
Electronics	7.7%
Internet	9.1%
Iron/Steel	3.2%
Mining	6.7%
Oil & Gas	22.9%
Semiconductors	7.2%
Software	8.1%
Telecommunications	17.7%
Other**	1.1%

ProFund VP Asia 30 invested, as a percentage of net assets, in the following countries, as of September 30, 2005:

Australia	6.7%
China	32.0%
Hong Kong	19.3%
India	8.1%
Korea	17.7%
Singapore	3.4%
Taiwan	11.5%
United States**	1.1%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Europe 30

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (95.1%)
Alcon, Inc. (Healthcare - Products)	28,581	$3,654,938
ASM Lithography Holding N.V. * (Semiconductors)	141,544	2,336,891
AstraZeneca PLC (Pharmaceuticals)	91,187	4,294,908
Autoliv, Inc. (Auto Parts & Equipment)	44,913	1,953,716
BP Amoco PLCADR (Oil & Gas)	136,100	9,642,685
Business Objects S.A. * (Software)	76,216	2,649,268
DaimlerChrysler AG (Auto Manufacturers)	77,577	4,120,890
Elan Corp. PLC * (Pharmaceuticals)	321,196	2,845,797
GlaxoSmithKline PLC (Pharmaceuticals)	123,851	6,351,078
HSBC Holdings PLC (Banks)	89,826	7,296,566
Koninklijke (Royal) Phillips Electronics NV (Electronics)	114,324	3,050,164
Mittal Steel Co. NV - Class A (Iron/Steel)	93,909	2,704,579
Nokia OYJ (Telecommunications)	251,785	4,257,684
Novartis AG (Pharmaceuticals)	121,129	6,177,579
Royal Dutch Shell PLC - Class A (Oil & Gas)	76,216	5,002,818
Royal Dutch Shell PLC - Class B (Oil & Gas)	65,328	4,499,139
Ryanair Holdings PLC * (Airlines)	51,718	2,354,721
Sanofi-Aventis (Pharmaceuticals)	126,573	5,259,108
SAP AG (Software)	84,382	3,656,272
Shire Pharmaceuticals Group PLC (Pharmaceuticals)	65,328	2,416,483
Siemens AG (Miscellaneous Manufacturing)	53,079	4,104,599
STMicroelectronics NV (Semiconductors)	159,237	2,751,616
Telefonaktiebolaget LM Ericsson (Telecommunications)	110,241	4,061,278
Telewest Global, Inc. * (Telecommunications)	108,880	2,498,796
Tenaris S.A. (Iron/Steel)	24,498	3,376,805
Top Tankers, Inc. (Transportation)	123,851	1,860,242
Total Fina SA (Oil & Gas)	54,440	7,394,041
UBS AG (Banks)	57,162	4,887,351
Unilever NV (Food)	44,913	3,209,034
Vodafone Group PLC (Telecommunications)	262,673	6,821,619
Willis Group Holdings, Ltd. (Insurance)	59,884	2,248,644

Total Common Stocks (Cost $97,500,697)		127,739,309

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (3.8%)
UBS, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $5,047,493 (Collateralized by $5,187,000 Federal Home Loan Mortgage Corp., 3.775%, 12/12/05, market value $5,147,297)	$5,046,000	5,046,000

Total Repurchase Agreements (Cost $5,046,000)		5,046,000

Total Investment Securities (Cost $102,546,697) - 98.9%		$132,785,309

As of 9/30/05, all securities in this portfolio were traded on U.S. exchanges.

Percentages indicated are based on net assets of $134,222,916.

*	Non-income producing security

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring December 2005 (Underlying face amount at value $6,787,000)	22	$(43,274)

Futures Contracts Sold

E-Mini S&P 500 Futures Contract expiring December 2005 (Underlying face amount at value $61,713)	1	635

ProFund VP Europe 30 invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Airlines	1.8%
Auto Manufacturers	3.1%
Auto Parts & Equipment	1.5%
Banks	9.1%
Electronics	2.3%
Food	2.4%
Healthcare-Products	2.7%
Insurance	1.7%
Iron/Steel	4.5%
Miscellaneous Manufacturing	3.1%
Oil & Gas	19.7%
Pharmaceuticals	20.3%
Semiconductors	3.8%
Software	4.7%
Telecommunications	13.0%
Transportation	1.4%
Other**	3.8%

ProFund VP Europe invested, as a percentage of net assets, in the following countries, as of September 30, 2005:

Finland	3.2%
France	11.4%
Germany	8.9%
Greece	1.4%
Ireland	3.9%
Luxembourg	2.5%
Netherlands	12.1%
Sweden	4.5%
Switzerland	13.0%
United Kingdom	34.2%
United States**	3.8%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Japan

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (75.0%)
Federal Farm Credit Bank, 3.00%, 10/3/05	$11,060,000	$11,060,000
Federal Home Loan Bank, 3.00%, 10/3/05	11,060,000	11,060,000
Federal Home Loan Mortgage Corp., 3.00%, 10/3/05	11,060,000	11,060,000
Federal National Mortgage Association, 3.00%, 10/3/05	11,060,000	11,060,000

Total U.S. Government Agency Obligations (Cost $44,240,000)		44,240,000

Repurchase Agreements (18.7%)
UBS, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $11,059,271 (Collateralized by $11,549,000 Federal National Mortgage Association, 3.94%, 5/3/06, market value $11,277,248)	11,056,000	11,056,000

Total Repurchase Agreements (Cost $11,056,000)		11,056,000

	Contracts
Options Purchased (1.3%)
Nikkei 225 Futures Call Option expiring December 2005 @ $6,000	20	766,500

Total Options Purchased (Cost $660,000)		766,500

Total Investment Securities (Cost $55,956,000) - 95.0%		$56,062,500

Percentages indicated are based on net assets of $58,992,351.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
Nikkei 225 Futures Contract expiring December 2005
(Underlying face amount at value $57,871,275)	847	$3,366,222

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP UltraBull

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (83.7%)
3M Co. (Miscellaneous Manufacturing)	5,148	$377,657
Abbott Laboratories (Pharmaceuticals)	10,404	441,130
ACE, Ltd. (Insurance)	1,908	89,810
ADC Telecommunications, Inc. * (Telecommunications)	792	18,105
Adobe Systems, Inc. (Software)	3,312	98,863
Advanced Micro Devices, Inc. * (Semiconductors)	2,664	67,133
Aetna, Inc. (Healthcare - Services)	1,908	164,355
Affiliated Computer Services, Inc. - Class A * (Computers)	828	45,209
AFLAC, Inc. (Insurance)	3,348	151,664
Agilent Technologies, Inc. * (Electronics)	3,240	106,110
Air Products & Chemicals, Inc. (Chemicals)	1,476	81,387
Alberto-Culver Co. - Class B (Cosmetics/Personal Care)	504	22,554
Albertson’s, Inc. (Food)	2,412	61,868
Alcoa, Inc. (Mining)	5,832	142,417
Allegheny Energy, Inc. * (Electric)	1,080	33,178
Allegheny Technologies, Inc. (Iron/Steel)	576	17,844
Allergan, Inc. (Pharmaceuticals)	864	79,160
Allied Waste Industries, Inc. * (Environmental Control)	1,476	12,472
Allstate Corp. (Insurance)	4,356	240,843
Alltel Corp. (Telecommunications)	2,556	166,421
Altera Corp. * (Semiconductors)	2,556	48,845
Altria Group, Inc. (Agriculture)	13,752	1,013,660
Ambac Financial Group, Inc. (Insurance)	720	51,883
Amerada Hess Corp. (Oil & Gas)	540	74,250
Ameren Corp. (Electric)	1,332	71,249
American Electric Power, Inc. (Electric)	2,592	102,902
American Express Co. (Diversified Financial Services)	8,244	473,536
American International Group, Inc. (Insurance)	17,172	1,063,977
American Power Conversion Corp. (Electrical Components & Equipment)	1,152	29,837
American Standard Cos. (Building Materials)	1,224	56,977
AmerisourceBergen Corp. (Pharmaceuticals)	684	52,873
Amgen, Inc. * (Biotechnology)	8,064	642,459
AmSouth Bancorp (Banks)	2,340	59,108
Anadarko Petroleum Corp. (Oil & Gas)	1,584	151,668
Analog Devices, Inc. (Semiconductors)	2,484	92,256

See accompanying notes to the Schedules of Portfolio Investments.

Andrew Corp. * (Telecommunications)	1,080	12,042
Anheuser-Busch Cos., Inc. (Beverages)	5,220	224,669
AON Corp. (Insurance)	2,124	68,138
Apache Corp. (Oil & Gas)	2,160	162,475
Apartment Investment and Management Co. - Class A (REIT)	648	25,129
Apollo Group, Inc. - Class A * (Commercial Services)	972	64,531
Apple Computer, Inc. * (Computers)	5,508	295,284
Applera Corp. - Applied Biosystems Group (Electronics)	1,296	30,119
Applied Materials, Inc. (Semiconductors)	10,764	182,557
Applied Micro Circuits Corp. * (Semiconductors)	2,088	6,264
Archer-Daniels-Midland Co. (Agriculture)	4,284	105,643
Archstone-Smith Trust (REIT)	1,404	55,977
Ashland, Inc. (Chemicals)	504	27,841
AT&T Corp. (Telecommunications)	5,292	104,782
Autodesk, Inc. (Software)	1,512	70,217
Automatic Data Processing, Inc. (Software)	3,888	167,340
AutoNation, Inc. * (Retail)	1,224	24,443
AutoZone, Inc. * (Retail)	360	29,970
Avaya, Inc. * (Telecommunications)	2,916	30,035
Avery Dennison Corp. (Household Products/Wares)	756	39,607
Avon Products, Inc. (Cosmetics/Personal Care)	3,168	85,536
Baker Hughes, Inc. (Oil & Gas Services)	2,268	135,354
Ball Corp. (Packaging & Containers)	720	26,453
Bank of America Corp. (Banks)	26,748	1,126,092
Bank of New York Co., Inc. (Banks)	5,220	153,520
Bard (C.R.), Inc. (Healthcare - Products)	684	45,165
Bausch & Lomb, Inc. (Healthcare - Products)	360	29,045
Baxter International, Inc. (Healthcare - Products)	4,068	162,191
BB&T Corp. (Banks)	3,672	143,392
Bear Stearns Cos., Inc. (Diversified Financial Services)	756	82,971
Becton, Dickinson & Co. (Healthcare - Products)	1,656	86,824
Bed Bath & Beyond, Inc. * (Retail)	2,016	81,003
BellSouth Corp. (Telecommunications)	12,204	320,965
Bemis Co., Inc. (Packaging & Containers)	720	17,784
Best Buy Co., Inc. (Retail)	2,736	119,098
Big Lots, Inc. * (Retail)	756	8,308
Biogen Idec, Inc. * (Biotechnology)	2,268	89,541
Biomet, Inc. (Healthcare - Products)	1,656	57,480
BJ Services Co. (Oil & Gas Services)	2,160	77,738
Black & Decker Corp. (Hand/Machine Tools)	540	44,328

See accompanying notes to the Schedules of Portfolio Investments.

BMC Software, Inc. * (Software)	1,476	31,144
Boeing Co. (Aerospace/Defense)	5,472	371,822
Boston Scientific Corp. * (Healthcare - Products)	3,960	92,545
Bristol-Myers Squibb Co. (Pharmaceuticals)	13,068	314,416
Broadcom Corp. - Class A * (Semiconductors)	1,908	89,504
Brown-Forman Corp. (Beverages)	540	32,152
Brunswick Corp. (Leisure Time)	648	24,449
Burlington Northern Santa Fe Corp. (Transportation)	2,484	148,543
Burlington Resources, Inc. (Oil & Gas)	2,556	207,854
Calpine Corp. * (Electric)	3,852	9,977
Campbell Soup Co. (Food)	1,260	37,485
Capital One Financial Corp. (Diversified Financial Services)	1,944	154,587
Cardinal Health, Inc. (Pharmaceuticals)	2,808	178,140
Caremark Rx, Inc. * (Pharmaceuticals)	2,952	147,393
Carnival Corp. (Leisure Time)	2,880	143,942
Caterpillar, Inc. (Machinery - Construction & Mining)	4,572	268,605
Cendant Corp. (Commercial Services)	6,984	144,150
CenterPoint Energy, Inc. (Electric)	2,052	30,513
Centex Corp. (Home Builders)	864	55,797
CenturyTel, Inc. (Telecommunications)	864	30,223
ChevronTexaco Corp. (Oil & Gas)	15,120	978,718
Chiron Corp. * (Biotechnology)	720	31,406
Chubb Corp. (Insurance)	1,296	116,057
CIENA Corp. * (Telecommunications)	3,960	10,454
CIGNA Corp. (Insurance)	864	101,831
Cincinnati Financial Corp. (Insurance)	1,152	48,257
Cinergy Corp. (Electric)	1,332	59,154
Cintas Corp. (Textiles)	936	38,423
Circuit City Stores, Inc. (Retail)	1,116	19,151
Cisco Systems, Inc. * (Telecommunications)	42,264	757,795
CIT Group, Inc. (Diversified Financial Services)	1,332	60,180
Citigroup, Inc. (Diversified Financial Services)	34,452	1,568,256
Citizens Communications Co. (Telecommunications)	2,268	30,731
Citrix Systems, Inc. * (Software)	1,152	28,961
Clear Channel Communications, Inc. (Media)	3,564	117,220
Clorox Co. (Household Products/Wares)	720	39,989
CMS Energy Corp. * (Electric)	1,440	23,688
Coach, Inc. * (Apparel)	2,556	80,156
Coca-Cola Co. (Beverages)	13,860	598,613
Coca-Cola Enterprises, Inc. (Beverages)	1,980	38,610
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,456	182,442
Comcast Corp. - Special Class A * (Media)	14,652	430,477
Comerica, Inc. (Banks)	1,116	65,732

See accompanying notes to the Schedules of Portfolio Investments.

Compass Bancshares, Inc. (Banks)	828	37,947
Computer Associates International, Inc. (Software)	3,132	87,101
Computer Sciences Corp. * (Computers)	1,224	57,907
Compuware Corp. * (Software)	2,592	24,624
Comverse Technology, Inc. * (Telecommunications)	1,368	35,937
ConAgra Foods, Inc. (Food)	3,456	85,536
ConocoPhillips (Oil & Gas)	9,252	646,807
Consolidated Edison, Inc. (Electric)	1,620	78,651
Constellation Brands, Inc. * (Beverages)	1,296	33,696
Constellation Energy Group, Inc. (Electric)	1,188	73,181
Convergys Corp. * (Commercial Services)	936	13,450
Cooper Industries, Ltd. - Class A (Miscellaneous Manufacturing)	612	42,314
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	396	6,047
Corning, Inc. * (Telecommunications)	10,260	198,326
Costco Wholesale Corp. (Retail)	3,204	138,060
Countrywide Credit Industries, Inc. (Diversified Financial Services)	3,960	130,601
Coventry Health Care, Inc. * (Healthcare - Services)	720	61,934
CSX Corp. (Transportation)	1,440	66,931
Cummins, Inc. (Machinery-Diversified)	324	28,509
CVS Corp. (Retail)	5,400	156,654
D.R. Horton, Inc. (Home Builders)	1,836	66,500
Dana Corp. (Auto Parts & Equipment)	1,296	12,195
Danaher Corp. (Miscellaneous Manufacturing)	1,584	85,267
Darden Restaurants, Inc. (Retail)	900	27,333
Deere & Co. (Machinery-Diversified)	1,620	99,143
Dell, Inc. * (Computers)	16,056	549,115
Delphi Corp. (Auto Parts & Equipment)	4,140	11,426
Devon Energy Corp. (Oil & Gas)	3,024	207,567
Dillards, Inc. - Class A (Retail)	432	9,020
Dollar General Corp. (Retail)	2,160	39,614
Dominion Resources, Inc. (Electric)	2,268	195,365
Dover Corp. (Miscellaneous Manufacturing)	1,332	54,332
Dow Jones & Co., Inc. (Media)	396	15,123
DTE Energy Co. (Electric)	1,188	54,482
Du Pont (Chemicals)	6,660	260,872
Duke Energy Corp. (Electric)	6,156	179,570
Dynegy, Inc. - Class A * (Pipelines)	1,944	9,156
E*TRADE Financial Corp.* (Diversified Financial Services)	2,484	43,718
Eastman Chemical Co. (Chemicals)	540	25,364
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,908	46,422
Eaton Corp. (Miscellaneous Manufacturing)	972	61,771
eBay, Inc. * (Internet)	7,416	305,539
Ecolab, Inc. (Chemicals)	1,224	39,082

See accompanying notes to the Schedules of Portfolio Investments.

Edison International (Electric)	2,160	102,125
El Paso Corp. (Pipelines)	4,356	60,548
Electronic Arts, Inc. * (Software)	2,052	116,738
Electronic Data Systems Corp. (Computers)	3,456	77,553
Eli Lilly & Co. (Pharmaceuticals)	7,632	408,465
EMC Corp. * (Computers)	16,344	211,491
Emerson Electric Co. (Electrical Components & Equipment)	2,808	201,614
Engelhard Corp. (Chemicals)	792	22,105
Entergy Corp. (Electric)	1,368	101,670
EOG Resources, Inc. (Oil & Gas)	1,620	121,338
Equifax, Inc. (Commercial Services)	864	30,188
Equity Office Properties Trust (REIT)	2,736	89,495
Equity Residential Properties Trust (REIT)	1,908	72,218
Exelon Corp. (Electric)	4,392	234,707
Express Scripts, Inc * (Pharmaceuticals)	972	60,458
Exxon Mobil Corp. (Oil & Gas)	42,048	2,671,730
Family Dollar Stores, Inc. (Retail)	1,116	22,175
Fannie Mae (Diversified Financial Services)	6,552	293,661
Federated Department Stores, Inc. (Retail)	1,764	117,959
Federated Investors, Inc. - Class B (Diversified Financial Services)	540	17,944
FedEx Corp. (Transportation)	2,016	175,654
Fifth Third Bancorp (Banks)	3,924	144,129
First Data Corp. (Software)	5,256	210,240
First Horizon National Corp. (Banks)	828	30,098
FirstEnergy Corp. (Electric)	2,196	114,456
Fiserv, Inc. * (Software)	1,260	57,796
Fisher Scientific International, Inc. * (Electronics)	828	51,377
Fluor Corp. (Engineering & Construction)	576	37,083
Ford Motor Co. (Auto Manufacturers)	12,528	123,526
Forest Laboratories, Inc. * (Pharmaceuticals)	2,304	89,787
Fortune Brands, Inc. (Household Products/Wares)	972	79,053
FPL Group, Inc. (Electric)	2,628	125,093
Franklin Resources, Inc. (Diversified Financial Services)	1,008	84,632
Freddie Mac (Diversified Financial Services)	4,716	266,265
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	1,188	57,725
Freescale Semiconductor, Inc. - Class B * (Semiconductors)	2,736	64,515
Gannett Co., Inc. (Media)	1,620	111,505
Gateway, Inc. * (Computers)	1,800	4,860
General Dynamics Corp. (Aerospace/Defense)	1,332	159,241
General Electric Co. (Miscellaneous Manufacturing)	70,236	2,364,845
General Mills, Inc. (Food)	2,448	117,994
General Motors Corp. (Auto Manufacturers)	3,816	116,808

See accompanying notes to the Schedules of Portfolio Investments.

Genuine Parts Co. (Distribution/Wholesale)	1,152	49,420
Genzyme Corp. * (Biotechnology)	1,692	121,215
Georgia Pacific Corp. (Forest Products & Paper)	1,692	57,630
Gilead Sciences, Inc. * (Pharmaceuticals)	3,024	147,450
Gillette Co. (Cosmetics/Personal Care)	5,976	347,803
Golden West Financial Corp. (Savings & Loans)	1,692	100,488
Goodrich Corp. (Aerospace/Defense)	828	36,714
Guidant Corp. (Healthcare - Products)	2,232	153,762
H & R Block, Inc. (Commercial Services)	2,160	51,797
Halliburton Co. (Oil & Gas Services)	3,384	231,872
Harley-Davidson, Inc. (Leisure Time)	1,836	88,936
Harrah’s Entertainment, Inc. (Lodging)	1,224	79,793
Hartford Financial Services Group, Inc. (Insurance)	1,980	152,797
Hasbro, Inc. (Toys/Games/Hobbies)	1,188	23,344
HCA, Inc. (Healthcare - Services)	3,024	144,910
Health Management Associates, Inc. - Class A (Healthcare - Services)	1,620	38,021
Heinz (H.J.) Co. (Food)	2,268	82,873
Hercules, Inc. * (Chemicals)	756	9,238
Hershey Foods Corp. (Food)	1,224	68,923
Hewlett-Packard Co. (Computers)	19,044	556,085
Hilton Hotels Corp. (Lodging)	2,232	49,818
Home Depot, Inc. (Retail)	14,328	546,470
Honeywell International, Inc. (Miscellaneous Manufacturing)	5,724	214,650
Hospira, Inc. * (Pharmaceuticals)	1,044	42,773
Humana, Inc. * (Healthcare - Services)	1,044	49,987
Huntington Bancshares, Inc. (Banks)	1,548	34,784
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,404	115,591
IMS Health, Inc. (Software)	1,512	38,057
Ingersoll-Rand Co. - Class A (Miscellaneous Manufacturing)	2,268	86,706
Intel Corp. (Semiconductors)	40,608	1,000,988
International Business Machines Corp. (Computers)	10,692	857,712
International Flavors & Fragrances, Inc. (Chemicals)	540	19,246
International Game Technology (Entertainment)	2,232	60,264
International Paper Co. (Forest Products & Paper)	3,240	96,551
Interpublic Group of Cos., Inc. * (Advertising)	2,844	33,104
Intuit, Inc. * (Software)	1,224	54,847
ITT Industries, Inc. (Miscellaneous Manufacturing)	612	69,523
J.C. Penney Co., Inc. (Holding Company) (Retail)	1,656	78,528
J.P. Morgan Chase & Co. (Diversified Financial Services)	23,472	796,406
Jabil Circuit, Inc. * (Electronics)	1,152	35,620
Janus Capital Group, Inc. (Diversified Financial Services)	1,476	21,328

See accompanying notes to the Schedules of Portfolio Investments.

JDS Uniphase Corp. * (Telecommunications)	11,124	24,695
Jefferson-Pilot Corp. (Insurance)	900	46,053
Johnson & Johnson (Healthcare - Products)	19,836	1,255,222
Johnson Controls, Inc. (Auto Parts & Equipment)	1,296	80,417
Jones Apparel Group, Inc. (Apparel)	792	22,572
KB Home (Home Builders)	504	36,893
Kellogg Co. (Food)	1,692	78,052
Kerr-McGee Corp. (Oil & Gas)	756	73,415
KeyCorp (Banks)	2,736	88,236
KeySpan Corp. (Gas)	1,152	42,370
Kimberly-Clark Corp. (Household Products/Wares)	3,168	188,590
Kinder Morgan, Inc. (Pipelines)	648	62,312
King Pharmaceuticals, Inc. * (Pharmaceuticals)	1,584	24,362
KLA -Tencor Corp. (Semiconductors)	1,296	63,193
Knight-Ridder, Inc. (Media)	468	27,462
Kohls Corp. * (Retail)	2,304	115,615
Kroger Co. * (Food)	4,860	100,067
L-3 Communications Holdings, Inc. (Aerospace/Defense)	792	62,623
Laboratory Corp. of America Holdings * (Healthcare - Services)	900	43,839
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,260	25,452
Lexmark International, Inc. - Class A * (Computers)	792	48,352
Limited, Inc. (Retail)	2,340	47,806
Lincoln National Corp. (Insurance)	1,152	59,927
Linear Technology Corp. (Semiconductors)	2,052	77,135
Liz Claiborne, Inc. (Apparel)	720	28,310
Lockheed Martin Corp. (Aerospace/Defense)	2,412	147,228
Loews Corp. (Insurance)	900	83,169
Louisiana-Pacific Corp. (Forest Products & Paper)	756	20,934
Lowe’s Cos., Inc. (Retail)	5,184	333,850
LSI Logic Corp. * (Semiconductors)	2,664	26,240
Lucent Technologies, Inc. * (Telecommunications)	30,024	97,578
M&T Bank Corp. (Banks)	540	57,083
Manor Care, Inc. (Healthcare - Services)	540	20,741
Marathon Oil Corp. (Oil & Gas)	2,448	168,741
Marriott International, Inc. - Class A (Lodging)	1,152	72,576
Marsh & McLennan Cos., Inc. (Insurance)	3,600	109,404
Marshall & Ilsley Corp. (Banks)	1,404	61,088
Masco Corp. (Building Materials)	2,880	88,358
Mattel, Inc. (Toys/Games/Hobbies)	2,700	45,036
Maxim Integrated Products, Inc. (Semiconductors)	2,196	93,659
Maytag Corp. (Home Furnishings)	540	9,860
MBIA, Inc. (Insurance)	900	54,558
MBNA Corp. (Diversified Financial Services)	8,352	205,793

See accompanying notes to the Schedules of Portfolio Investments.

McCormick & Co., Inc. (Food)	900	29,367
McDonald’s Corp. (Retail)	8,136	272,475
McGraw-Hill Cos., Inc. (Media)	2,484	119,331
McKesson Corp. (Commercial Services)	2,016	95,659
MeadWestvaco Corp. (Forest Products & Paper)	1,224	33,807
Medco Health Solutions, Inc. * (Pharmaceuticals)	2,016	110,537
MedImmune, Inc. * (Biotechnology)	1,548	52,090
Medtronic, Inc. (Healthcare - Products)	8,100	434,322
Mellon Financial Corp. (Banks)	2,772	88,621
Merck & Co., Inc. (Pharmaceuticals)	14,616	397,701
Mercury Interactive Corp. * (Software)	576	22,810
Meredith Corp. (Media)	288	14,368
Merrill Lynch & Co., Inc. (Diversified Financial Services)	5,104	313,130
MetLife, Inc. (Insurance)	5,040	251,143
MGIC Investment Corp. (Insurance)	612	39,290
Micron Technology, Inc. * (Semiconductors)	4,248	56,498
Microsoft Corp. (Software)	61,344	1,578,382
Millipore Corp. * (Biotechnology)	360	22,640
Molex, Inc. (Electrical Components & Equipment)	972	25,933
Molson Coors Brewing Co. - Class B (Beverages)	396	25,348
Monsanto Co. (Agriculture)	1,800	112,950
Monster Worldwide, Inc. * (Internet)	828	25,428
Moody’s Corp. (Commercial Services)	1,692	86,427
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	7,344	396,135
Motorola, Inc. (Telecommunications)	16,632	367,401
Murphy Oil Corp. (Oil & Gas)	1,080	53,860
Mylan Laboratories, Inc. (Pharmaceuticals)	1,440	27,734
Nabors Industries, Ltd. * (Oil & Gas)	1,044	74,991
National City Corp. (Banks)	3,816	127,607
National Semiconductor Corp. (Semiconductors)	2,376	62,489
National-Oilwell Varco, Inc. * (Oil & Gas Services)	1,188	78,170
Navistar International Corp. * (Auto Manufacturers)	432	14,010
NCR Corp. * (Computers)	1,260	40,207
Network Appliance, Inc. * (Computers)	2,484	58,970
Newell Rubbermaid, Inc. (Housewares)	1,836	41,585
Newmont Mining Corp. (Mining)	2,916	137,548
News Corp. - Class A (Media)	16,524	257,609
NICOR, Inc. (Gas)	288	12,105
NIKE, Inc. - Class B (Apparel)	1,260	102,917
NiSource, Inc. (Electric)	1,800	43,650
Noble Corp. (Oil & Gas)	936	64,079
Nordstrom, Inc. (Retail)	1,476	50,656
Norfolk Southern Corp. (Transportation)	2,700	109,512

See accompanying notes to the Schedules of Portfolio Investments.

North Fork Bancorp, Inc. (Banks)	3,240	82,620
Northern Trust Corp. (Banks)	1,224	61,873
Northrop Grumman Corp. (Aerospace/Defense)	2,376	129,136
Novell, Inc. * (Software)	2,520	18,774
Novellus Systems, Inc. (Semiconductors)	936	23,475
Nucor Corp. (Iron/Steel)	1,044	61,586
NVIDIA Corp. * (Semiconductors)	1,116	38,256
Occidental Petroleum Corp. (Oil & Gas)	2,700	230,661
Office Depot, Inc. * (Retail)	2,124	63,083
OfficeMax, Inc. (Retail)	504	15,962
Omnicom Group, Inc. (Advertising)	1,188	99,353
Oracle Corp. * (Software)	25,344	314,012
PACCAR, Inc. (Auto Manufacturers)	1,152	78,209
Pactiv Corp. * (Packaging & Containers)	1,008	17,660
Pall Corp. (Miscellaneous Manufacturing)	828	22,770
Parametric Technology Corp. * (Software)	1,800	12,546
Parker Hannifin Corp. (Miscellaneous Manufacturing)	828	53,249
Paychex, Inc. (Commercial Services)	2,232	82,763
Peoples Energy Corp. (Gas)	252	9,924
PepsiCo, Inc. (Beverages)	11,052	626,758
PerkinElmer, Inc. (Electronics)	864	17,600
Pfizer, Inc. (Pharmaceuticals)	49,608	1,238,712
PG&E Corp. (Electric)	2,484	97,497
Phelps Dodge Corp. (Mining)	648	84,195
Pinnacle West Capital Corp. (Electric)	648	28,564
Pitney Bowes, Inc. (Office/Business Equipment)	1,548	64,614
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,224	46,402
PMC-Sierra, Inc. * (Semiconductors)	1,224	10,783
PNC Financial Services Group (Banks)	1,944	112,791
PPG Industries, Inc. (Chemicals)	1,152	68,187
PPL Corp. (Electric)	2,520	81,472
Praxair, Inc. (Chemicals)	2,160	103,529
Principal Financial Group, Inc. (Insurance)	1,872	88,677
Procter & Gamble Co. (Cosmetics/Personal Care)	16,344	971,815
Progress Energy, Inc. (Electric)	1,692	75,717
Progressive Corp. (Insurance)	1,296	135,782
Prologis (REIT)	1,584	70,187
Providian Financial Corp. * (Diversified Financial Services)	1,980	35,006
Prudential Financial, Inc. (Insurance)	3,384	228,623
Public Service Enterprise Group, Inc. (Electric)	1,584	101,946
Public Storage, Inc. (REIT)	540	36,180
Pulte Homes, Inc. (Home Builders)	1,404	60,260
QLogic Corp. * (Semiconductors)	612	20,930
Qualcomm, Inc. (Telecommunications)	10,836	484,911
Quest Diagnostics, Inc. (Healthcare - Services)	1,116	56,403

See accompanying notes to the Schedules of Portfolio Investments.

Qwest Communications International, Inc. * (Telecommunications)	10,296	42,214
R.R. Donnelley & Sons Co. (Commercial Services)	1,440	53,381
RadioShack Corp. (Retail)	900	22,320
Raytheon Co. (Aerospace/Defense)	3,024	114,972
Reebok International, Ltd. (Apparel)	360	20,365
Regions Financial Corp. (Banks)	3,060	95,227
Reynolds American, Inc. (Agriculture)	576	47,820
Robert Half International, Inc. (Commercial Services)	1,152	41,000
Rockwell Collins, Inc. (Aerospace/Defense)	1,188	57,404
Rockwell International Corp. (Machinery-Diversified)	1,224	64,750
Rohm & Haas Co. (Chemicals)	972	39,978
Rowan Cos., Inc. (Oil & Gas)	720	25,553
Ryder System, Inc. (Transportation)	432	14,783
Sabre Holdings Corp. (Leisure Time)	864	17,522
SAFECO Corp. (Insurance)	828	44,199
Safeway, Inc. (Food)	3,024	77,414
Sanmina-SCI Corp. * (Electronics)	3,636	15,598
Sara Lee Corp. (Food)	5,256	99,601
SBC Communications, Inc. (Telecommunications)	21,888	524,655
Schering-Plough Corp. (Pharmaceuticals)	9,900	208,395
Schlumberger, Ltd. (Oil & Gas Services)	3,960	334,146
Schwab (Diversified Financial Services)	7,020	101,299
Scientific-Atlanta, Inc. (Telecommunications)	1,044	39,160
Sealed Air Corp. * (Packaging & Containers)	540	25,628
Sears Holdings Corp. * (Retail)	684	85,103
Sempra Energy (Gas)	1,692	79,625
Sherwin-Williams Co. (Chemicals)	756	33,317
Siebel Systems, Inc. (Software)	3,492	36,072
Sigma-Aldrich Corp. (Chemicals)	468	29,980
Simon Property Group, Inc. (REIT)	1,224	90,723
SLM Corp. (Diversified Financial Services)	2,808	150,621
Snap-on, Inc. (Hand/Machine Tools)	396	14,304
Solectron Corp. * (Electronics)	6,516	25,478
Southern Co. (Electric)	4,932	176,368
Southwest Airlines Co. (Airlines)	4,608	68,429
Sovereign Bancorp, Inc. (Savings & Loans)	2,412	53,160
Sprint Corp. (Telecommunications)	19,440	462,283
St. Jude Medical, Inc. * (Healthcare - Products)	2,484	116,251
St. Paul Cos., Inc. (Insurance)	4,464	200,300
Staples, Inc. (Retail)	4,932	105,150
Starbucks Corp. * (Retail)	2,556	128,056
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,476	84,383
State Street Corp. (Banks)	2,196	107,428
Stryker Corp. (Healthcare - Products)	1,944	96,092
Sun Microsystems, Inc. * (Computers)	23,436	91,869
Sunoco, Inc. (Oil & Gas)	936	73,195

See accompanying notes to the Schedules of Portfolio Investments.

SunTrust Banks, Inc. (Banks)	2,412	167,513
SuperValu, Inc. (Food)	900	28,008
Symantec Corp. * (Internet)	8,028	181,914
Symbol Technologies, Inc. (Electronics)	1,620	15,682
Synovus Financial Corp. (Banks)	2,088	57,879
Sysco Corp. (Food)	4,248	133,260
T. Rowe Price Group, Inc. (Diversified Financial Services)	864	56,419
Target Corp. (Retail)	5,904	306,595
TECO Energy, Inc. (Electric)	1,404	25,300
Tektronix, Inc. (Electronics)	576	14,532
Tellabs, Inc. * (Telecommunications)	2,952	31,055
Temple-Inland, Inc. (Forest Products & Paper)	756	30,883
Tenet Healthcare Corp. * (Healthcare - Services)	3,168	35,577
Teradyne, Inc. * (Semiconductors)	1,332	21,978
Texas Instruments, Inc. (Semiconductors)	11,052	374,664
Textron, Inc. (Miscellaneous Manufacturing)	900	64,548
The AES Corp. * (Electric)	4,320	70,978
The Dow Chemical Co. (Chemicals)	6,516	271,521
The Gap, Inc. (Retail)	3,924	68,395
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	1,188	18,521
The New York Times Co. - Class A (Media)	972	28,917
The Pepsi Bottling Group, Inc. (Beverages)	936	26,723
The Stanley Works (Hand/Machine Tools)	468	21,846
Thermo Electron Corp. * (Electronics)	1,080	33,372
Tiffany & Co. (Retail)	972	38,656
Time Warner, Inc. (Media)	30,420	550,907
TJX Cos., Inc. (Retail)	3,132	64,143
Torchmark Corp. (Insurance)	684	36,136
Transocean Sedco Forex, Inc. * (Oil & Gas)	2,196	134,637
Tribune Co. (Media)	1,764	59,782
TXU Corp. (Electric)	1,584	178,802
Tyco International, Ltd. (Miscellaneous Manufacturing)	13,392	372,967
Tyson Foods, Inc. - Class A (Food)	1,692	30,541
U.S. Bancorp (Banks)	12,240	343,699
Union Pacific Corp. (Transportation)	1,764	126,479
Unisys Corp. * (Computers)	2,268	15,060
United Parcel Service, Inc. - Class B (Transportation)	7,380	510,180
United States Steel Corp. (Iron/Steel)	756	32,017
United Technologies Corp. (Aerospace/Defense)	6,840	354,586
UnitedHealth Group, Inc. (Healthcare - Services)	8,316	467,359
Univision Communications, Inc. - Class A * (Media)	1,548	41,068
UnumProvident Corp. (Insurance)	1,944	39,852
UST, Inc. (Agriculture)	1,080	45,209
V. F. Corp. (Apparel)	612	35,478

See accompanying notes to the Schedules of Portfolio Investments.

Valero Energy Corp. (Oil & Gas)	2,052	231,999
Verizon Communications, Inc. (Telecommunications)	18,432	602,542
Viacom, Inc. - Class B (Media)	8,028	265,004
Visteon Corp. (Auto Parts & Equipment)	864	8,450
Vornado Realty Trust (REIT)	792	68,603
Vulcan Materials Co. (Building Materials)	684	50,760
W.W. Grainger, Inc. (Distribution/Wholesale)	504	31,712
Wachovia Corp. (Banks)	10,512	500,266
Wal-Mart Stores, Inc. (Retail)	16,776	735,124
Walgreen Co. (Retail)	6,840	297,198
Walt Disney Co. (Media)	13,464	324,886
Washington Mutual, Inc. (Savings & Loans)	5,868	230,143
Waste Management, Inc. (Environmental Control)	3,780	108,146
Waters Corp. * (Electronics)	756	31,450
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	684	25,041
Weatherford International, Ltd. * (Oil & Gas Services)	900	61,794
WellPoint, Inc. * (Healthcare - Services)	4,068	308,436
Wells Fargo & Co. (Banks)	11,412	668,401
Wendy’s International, Inc. (Retail)	756	34,133
Weyerhaeuser Co. (Forest Products & Paper)	1,620	111,374
Whirlpool Corp. (Home Furnishings)	432	32,733
Williams Cos., Inc. (Pipelines)	3,852	96,493
Wrigley (Wm.) Jr. Co. (Food)	1,188	85,393
Wyeth (Pharmaceuticals)	8,928	413,099
Xcel Energy, Inc. (Electric)	2,664	52,241
Xerox Corp. * (Office/Business Equipment)	6,300	85,995
Xilinx, Inc. (Semiconductors)	2,340	65,169
XL Capital, Ltd. - Class A (Insurance)	936	63,676
XTO Energy, Inc. (Oil & Gas)	2,448	110,943
Yahoo!, Inc. * (Internet)	8,388	283,850
YUM! Brands, Inc. (Retail)	1,872	90,624
Zimmer Holdings, Inc. * (Healthcare - Products)	1,620	111,602
Zions Bancorp (Banks)	612	43,581

Total Common Stocks (Cost $61,186,635)		73,174,011

	Principal Amount
Repurchase Agreements (6.9%)
UBS**, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $6,058,597 (Collateralized by $6,283,000 Federal National Mortgage Association, 3.00%, 3/2/07 market value $6,166,103)	$6,058,000	6,058,000

Total Repurchase Agreements (Cost $6,058,000)		6,058,000

Total Investment Securities (Cost $67,244,635) - 90.6%		$79,232,011

Percentages indicated are based on net assets of $87,418,146.

*	Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring December 2005 (Underlying face amount at value $63,859,500)	207	$(157,035)

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the S&P 500 Index expiring 10/28/05 (Underlying notional amount at value $9,468,897)	7,706	$101,280
Equity Index Swap Agreement based on the S&P 500 Index expiring 10/28/05 (Underlying notional amount at value $28,942,265)	23,553	109,954

ProFund VP UltraBull invested, as a percentage of net assets, in the following industries, as of September 30,2005:

Advertising	0.2%
Aerospace/Defense	1.6%
Agriculture	1.5%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.4%
Auto Parts & Equipment	0.2%
Banks	5.1%
Beverages	1.8%
Biotechnology	1.1%
Building Materials	0.2%
Chemicals	1.2%
Commercial Services	0.8%
Computers	3.3%
Cosmetics/Personal Care	1.8%
Distribution/Wholesale	0.1%
Diversified Financial Services	6.1%
Electric	2.9%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	NM
Entertainment	0.1%
Environmental Control	0.1%
Food	1.3%
Forest Products & Paper	0.5%
Gas	0.2%
Hand/Machine Tools	0.1%
Healthcare-Products	3.0%
Healthcare-Services	1.6%
Home Builders	0.3%
Home Furnishings	NM
Household Products/Wares	0.4%
Housewares	NM
Information Technology Services	0.1%
Insurance	4.1%
Internet	0.7%
Internet Security	0.2%
Iron/Steel	0.1%
Leisure Time	0.3%
Lodging	0.3%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	0.2%
Media	2.7%
Mining	0.5%
Miscellaneous Manufacturing	4.6%
Office/Business Equipment	0.2%
Oil & Gas	7.5%
Oil & Gas Services	1.1%
Packaging & Containers	0.1%
Pharmaceuticals	5.0%
Pipelines	0.3%
Real Estate Investment Trust	0.6%
Retail	4.9%
Savings & Loans	0.4%
Semiconductors	2.8%

See accompanying notes to the Schedules of Portfolio Investments.

Software	3.3%
Telecommunications	5.0%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.3%
Other***	6.9%

NM	Not meaningful, amount is less than 0.05%.

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP UltraMid-Cap

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (83.4%)
3Com Corp. * (Telecommunications)	21,935	$89,495
99 Cents Only Stores * (Retail)	3,210	29,693
Abercrombie & Fitch Co. - Class A (Retail)	4,815	240,028
Activision, Inc. * (Software)	11,770	240,697
Acxiom Corp. (Software)	4,815	90,137
Adesa, Inc. (Commercial Services)	4,815	106,412
ADTRAN, Inc. (Telecommunications)	4,280	134,820
Advance Auto Parts, Inc. * (Retail)	6,420	248,325
Advanced Medical Optics, Inc. * (Healthcare - Products)	3,745	142,123
Advent Software, Inc. * (Software)	1,070	28,826
Aeropostale, Inc. * (Retail)	3,210	68,213
AGCO Corp. * (Machinery-Diversified)	5,350	97,370
AGL Resources, Inc. (Gas)	4,280	158,831
Airgas, Inc. (Chemicals)	3,745	110,964
AirTran Holdings, Inc. * (Airlines)	4,815	60,958
Alaska Air Group, Inc. * (Airlines)	1,605	46,641
Albemarle Corp. (Chemicals)	2,675	100,848
Alexander & Baldwin, Inc. (Transportation)	2,140	113,934
Alliance Data Systems Corp. * (Commercial Services)	3,745	146,617
Alliant Energy Corp. (Electric)	6,420	187,015
Alliant Techsystems, Inc. * (Aerospace/Defense)	2,140	159,751
Allmerica Financial Corp. * (Insurance)	3,210	132,059
AMB Property Corp. (REIT)	4,815	216,194
American Eagle Outfitters, Inc. (Retail)	8,025	188,828
American Financial Group, Inc. (Insurance)	2,675	90,763
American Greetings Corp. - Class A (Household Products/Wares)	3,745	102,613
AmeriCredit Corp. * (Diversified Financial Services)	8,025	191,557
Amerus Group Co. (Insurance)	2,140	122,772
Ametek, Inc. (Electrical Components & Equipment)	3,745	160,923
Amphenol Corp. - Class A (Electronics)	4,815	194,237
AnnTaylor Stores Corp. * (Retail)	4,280	113,634
Anteon International Corp. * (Computers)	1,605	68,630
Applebee’s International, Inc. (Retail)	4,280	88,553
Apria Healthcare Group, Inc. * (Healthcare - Services)	2,675	85,359
Aqua America, Inc. (Water)	5,350	203,407
Aquila, Inc. * (Electric)	21,400	84,744
Arch Coal, Inc. (Coal)	3,210	216,675
Arrow Electronics, Inc. * (Electronics)	6,420	201,331

See accompanying notes to the Schedules of Portfolio Investments.

Arthur J. Gallagher & Co. (Insurance)	5,350	154,134
ArvinMeritor, Inc. (Auto Parts & Equipment)	3,745	62,616
Associated Banc-Corp (Banks)	6,955	211,988
Astoria Financial Corp. (Savings & Loans)	5,350	141,347
Atmel Corp. * (Semiconductors)	25,145	51,799
Avnet, Inc. * (Electronics)	8,025	196,211
Avocent Corp. * (Internet)	2,675	84,637
Bandag, Inc. (Auto Parts & Equipment)	1,070	45,860
Bank of Hawaii Corp. (Banks)	2,675	131,664
Banta Corp. (Commercial Services)	1,605	81,678
Barnes & Noble, Inc. (Retail)	3,210	121,017
Barr Laboratories, Inc. * (Pharmaceuticals)	5,885	323,204
Beckman Coulter, Inc. (Healthcare - Products)	3,745	202,155
Belo Corp. - Class A (Media)	5,885	134,531
BJ’s Wholesale Club, Inc. * (Retail)	3,745	104,111
Black Hills Corp. (Electric)	1,605	69,609
Blyth, Inc. (Household Products/Wares)	1,605	35,775
Bob Evans Farms, Inc. (Retail)	2,140	48,599
Borders Group, Inc. (Retail)	4,280	94,888
BorgWarner, Inc. (Auto Parts & Equipment)	3,210	181,237
Bowater, Inc. (Forest Products & Paper)	2,675	75,622
Boyd Gaming Corp. (Lodging)	2,675	115,346
Brinker International, Inc. * (Retail)	4,815	180,851
Brown & Brown, Inc. (Insurance)	3,210	159,505
C.H. Robinson Worldwide, Inc. (Transportation)	4,815	308,738
Cabot Corp. (Chemicals)	3,210	105,962
Cabot Microelectronics Corp. * (Chemicals)	1,605	47,155
Cadence Design Systems, Inc. * (Computers)	16,050	259,368
Callaway Golf Co. (Leisure Time)	3,745	56,512
Career Education Corp. * (Commercial Services)	5,885	209,270
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,605	102,030
Carmax, Inc. * (Retail)	5,885	184,024
Catalina Marketing Corp. (Advertising)	2,675	60,830
CBRL Group, Inc. (Retail)	2,675	90,041
CDW Corp. (Distribution/Wholesale)	3,745	220,655
Cephalon, Inc. * (Pharmaceuticals)	3,210	149,008
Ceridian Corp. * (Computers)	8,025	166,519
Certegy, Inc. (Software)	3,210	128,464
Charles River Laboratories International, Inc. * (Biotechnology)	3,745	163,357
CheckFree Corp. * (Internet)	4,815	182,103
Cheesecake Factory, Inc. * (Retail)	4,280	133,707
Chemtura Corp. (Chemicals)	13,375	166,118
Chico’s FAS, Inc. * (Retail)	10,165	374,071
Choicepoint, Inc. * (Commercial Services)	5,350	230,959
Church & Dwight, Inc. (Household Products/Wares)	3,745	138,340

See accompanying notes to the Schedules of Portfolio Investments.

Cincinnati Bell, Inc. * (Telecommunications)	13,910	61,343
City National Corp. (Banks)	2,675	187,491
Claire’s Stores, Inc. (Retail)	5,350	129,096
CNF, Inc. (Transportation)	2,675	140,438
Cognizant Technology Solutions Corp. * (Computers)	7,490	348,959
Commerce Bancorp, Inc. (Banks)	9,095	279,125
Commscope, Inc. * (Telecommunications)	2,675	46,385
Community Health Systems, Inc. * (Healthcare - Services)	4,815	186,870
Cooper Cameron Corp. * (Oil & Gas Services)	3,210	237,315
Copart, Inc. * (Retail)	4,280	102,164
Corinthian Colleges, Inc. * (Commercial Services)	5,350	70,995
Covance, Inc. * (Healthcare - Services)	3,745	179,723
Crane Co. (Miscellaneous Manufacturing)	3,210	95,465
Credence Systems Corp. * (Semiconductors)	5,350	42,693
Cree Research, Inc. * (Semiconductors)	4,280	107,086
CSG Systems International, Inc. * (Software)	2,675	58,074
Cullen/Frost Bankers, Inc. (Banks)	2,675	131,985
Cypress Semiconductor Corp. * (Semiconductors)	7,490	112,725
Cytec Industries, Inc. (Chemicals)	2,140	92,833
CYTYC Corp. * (Healthcare - Products)	6,420	172,377
Dean Foods Co. * (Food)	8,560	332,642
Deluxe Corp. (Commercial Services)	2,675	107,428
Denbury Resources, Inc. * (Oil & Gas)	3,745	188,898
DENTSPLY International, Inc. (Healthcare - Products)	4,280	231,206
Developers Diversified Realty Corp. (REIT)	5,885	274,830
DeVry, Inc. * (Commercial Services)	3,745	71,342
Diebold, Inc. (Computers)	3,745	129,053
Dollar Tree Stores, Inc. * (Retail)	6,420	138,993
Donaldson Co., Inc. (Miscellaneous Manufacturing)	4,280	130,668
DPL, Inc. (Electric)	6,955	193,349
DST Systems, Inc. * (Computers)	4,280	234,672
Dun & Bradstreet Corp. * (Software)	3,745	246,683
Duquesne Light Holdings, Inc. (Electric)	4,280	73,659
Dycom Industries, Inc. * (Engineering & Construction)	2,675	54,089
Eaton Vance Corp. (Diversified Financial Services)	7,490	185,902
Education Management Corp. * (Commercial Services)	3,745	120,739
Edwards (A.G.), Inc. (Diversified Financial Services)	4,280	187,507
Edwards Lifesciences Corp. * (Healthcare - Products)	3,745	166,315

See accompanying notes to the Schedules of Portfolio Investments.

Emmis Communications Corp. * (Media)	2,140	47,273
Energizer Holdings, Inc. * (Electrical Components & Equipment)	4,280	242,676
Energy East Corp. (Electric)	8,025	202,150
Ensco International, Inc. (Oil & Gas)	8,560	398,810
Entercom Communications Corp. * (Media)	2,675	84,503
Equitable Resources, Inc. (Pipelines)	6,955	271,662
Everest Re Group, Ltd. (Insurance)	3,210	314,258
Expeditors International of Washington, Inc. (Transportation)	5,885	334,149
F5 Networks, Inc. * (Internet)	2,140	93,026
Fair Isaac Corp. (Software)	3,745	167,776
Fairchild Semiconductor International, Inc. * (Semiconductors)	6,420	95,401
Fastenal Co. (Distribution/Wholesale)	3,745	228,783
Federal Signal Corp. (Miscellaneous Manufacturing)	2,675	45,716
Ferro Corp. (Chemicals)	2,140	39,205
Fidelity National Financial, Inc. (Insurance)	9,630	428,727
First American Financial Corp. (Insurance)	4,815	219,901
FirstMerit Corp. (Banks)	4,815	128,994
Flowserve Corp. * (Machinery-Diversified)	3,210	116,684
FMC Corp. * (Chemicals)	2,140	122,451
FMC Technologies, Inc. * (Oil & Gas Services)	3,745	157,702
Foot Locker, Inc. (Retail)	9,095	199,544
Forest Oil Corp. * (Oil & Gas)	3,210	167,241
Furniture Brands International, Inc. (Home Furnishings)	3,210	57,876
Gartner Group, Inc. * (Commercial Services)	3,745	43,779
GATX Corp. (Trucking & Leasing)	2,675	105,796
Gen-Probe, Inc. * (Healthcare - Products)	2,675	132,279
Gentex Corp. (Electronics)	9,095	158,253
Glatfelter (Forest Products & Paper)	2,140	30,153
Graco, Inc. (Machinery-Diversified)	3,745	128,379
Granite Construction, Inc. (Engineering & Construction)	2,140	81,834
Grant Prideco, Inc. * (Oil & Gas Services)	6,955	282,721
Great Plains Energy, Inc. (Electric)	4,280	128,015
Greater Bay Bancorp (Banks)	2,675	65,912
GTECH Holdings Corp. (Entertainment)	6,420	205,825
Hanover Compressor Co. * (Oil & Gas Services)	4,280	59,321
Harman International Industries, Inc. (Home Furnishings)	3,745	383,001
Harris Corp. (Telecommunications)	7,490	313,081
Harsco Corp. (Miscellaneous Manufacturing)	2,140	140,320
Harte-Hanks, Inc. (Advertising)	3,745	98,980
Hawaiian Electric Industries, Inc. (Electric)	4,280	119,326

See accompanying notes to the Schedules of Portfolio Investments.

HCC Insurance Holdings, Inc. (Insurance)	5,885	167,899
Health Net, Inc. * (Healthcare - Services)	6,420	303,794
Helmerich & Payne, Inc. (Oil & Gas)	2,675	161,543
Henry Schein, Inc. * (Healthcare - Products)	4,815	205,215
Herman Miller, Inc. (Office Furnishings)	3,745	113,474
Highwoods Properties, Inc. (REIT)	2,675	78,939
Hillenbrand Industries, Inc. (Healthcare - Products)	3,210	151,031
HNI Corp. (Office Furnishings)	2,675	161,088
Horace Mann Educators Corp. (Insurance)	2,140	42,329
Hormel Foods Corp. (Food)	4,280	141,197
Hospitality Properties Trust (REIT)	3,745	160,511
Hovnanian Enterprises, Inc. - Class A * (Home Builders)	2,140	109,568
Hubbell, Inc. - Class B (Electrical Components & Equipment)	3,745	175,753
IDACORP, Inc. (Electric)	2,140	64,478
Imation Corp. (Computers)	2,140	91,742
INAMED Corp. * (Healthcare - Products)	2,140	161,955
Independence Community Bank Corp. (Savings & Loans)	4,280	145,905
IndyMac Bancorp, Inc. (Diversified Financial Services)	3,745	148,227
Integrated Device Technology, Inc. * (Semiconductors)	11,289	121,244
International Rectifier Corp. * (Semiconductors)	3,745	168,825
International Speedway Corp. (Entertainment)	2,140	112,286
Intersil Corp. - Class A (Semiconductors)	8,560	186,437
Intuitive Surgical, Inc. * (Healthcare - Products)	1,605	117,630
Investors Financial Services Corp. (Banks)	3,745	123,211
Invitrogen Corp. * (Biotechnology)	3,210	241,488
ITT Educational Services, Inc. * (Commercial Services)	2,675	132,011
IVAX Corp. * (Pharmaceuticals)	12,840	338,462
J.B. Hunt Transport Services, Inc. (Transportation)	7,490	142,385
Jack Henry & Associates, Inc. (Computers)	4,815	93,411
Jacobs Engineering Group, Inc. * (Engineering & Construction)	3,210	216,353
Jefferies Group, Inc. (Diversified Financial Services)	2,675	116,496
JetBlue Airways Corp. * (Airlines)	5,350	94,160
JM Smucker Co. (Food)	3,210	155,813
Joy Global, Inc. (Machinery - Construction & Mining)	4,815	242,965
Keane, Inc. * (Software)	3,210	36,690

See accompanying notes to the Schedules of Portfolio Investments.

Kelly Services, Inc. - Class A (Commercial Services)	1,605	49,209
KEMET Corp. * (Electronics)	4,815	40,350
Kennametal, Inc. (Hand/Machine Tools)	2,140	104,946
Korn/Ferry International * (Commercial Services)	2,140	35,075
Krispy Kreme Doughnuts, Inc. * (Retail)	3,745	23,444
LaBranche & Co., Inc. * (Diversified Financial Services)	3,210	27,895
Lam Research Corp. * (Semiconductors)	8,025	244,522
Lancaster Colony Corp. (Miscellaneous Manufacturing)	1,605	69,015
Lattice Semiconductor Corp. * (Semiconductors)	6,420	27,478
Laureate Education, Inc. * (Commercial Services)	2,675	130,995
Lear Corp. (Auto Parts & Equipment)	3,745	127,218
Lee Enterprises, Inc. (Media)	2,675	113,634
Legg Mason, Inc. (Diversified Financial Services)	6,420	704,210
Lennar Corp. - Class A (Home Builders)	7,490	447,602
Leucadia National Corp. (Holding Companies - Diversified)	4,815	207,527
Liberty Property Trust (REIT)	4,815	204,830
LifePoint Hospitals, Inc. * (Healthcare - Services)	3,210	140,373
Lincare Holdings, Inc. * (Healthcare - Services)	5,350	219,618
Longview Fibre Co. (Forest Products & Paper)	2,675	52,136
LTX Corp. * (Semiconductors)	3,210	13,546
Lubrizol Corp. (Chemicals)	3,745	162,271
Lyondell Chemical Co. (Chemicals)	11,770	336,856
Mack-Cali Realty Corp. (REIT)	3,210	144,257
Macromedia, Inc. * (Internet)	4,280	174,068
Macrovision Corp. * (Entertainment)	2,675	51,093
Manpower, Inc. (Commercial Services)	5,350	237,486
Martek Biosciences Corp. * (Biotechnology)	1,605	56,384
Martin Marietta Materials (Building Materials)	2,675	209,880
McAfee, Inc. * (Internet)	9,630	302,574
McDATA Corp. - Class A * (Computers)	9,095	47,658
MDU Resources Group, Inc. (Electric)	6,420	228,873
Media General, Inc. - Class A (Media)	1,605	93,106
MEMC Electronic Materials, Inc. * (Semiconductors)	9,095	207,275
Mentor Graphics Corp. * (Computers)	4,280	36,808
Mercantile Bankshares Corp. (Banks)	4,280	230,605
Mercury General Corp. (Insurance)	2,140	128,379
Michaels Stores, Inc. (Retail)	8,025	265,306
Micrel, Inc. * (Semiconductors)	4,280	48,064
Microchip Technology, Inc. (Semiconductors)	11,770	354,511

See accompanying notes to the Schedules of Portfolio Investments.

Millennium Pharmaceuticals, Inc. * (Biotechnology)	17,120	159,730
Minerals Technologies, Inc. (Chemicals)	1,070	61,215
Modine Manufacturing Co. (Auto Parts & Equipment)	1,605	58,871
Mohawk Industries, Inc. * (Textiles)	3,210	257,603
Moneygram International, Inc. (Software)	4,815	104,534
MPS Group, Inc. * (Commercial Services)	5,885	69,443
National Fuel Gas Co. (Pipelines)	4,815	164,673
National Instruments Corp. (Computers)	3,745	92,277
New Plan Excel Realty Trust, Inc. (REIT)	5,885	135,061
New York Community Bancorp (Savings & Loans)	13,375	219,351
Newfield Exploration Co. * (Oil & Gas)	6,955	341,491
Newport Corp. * (Telecommunications)	2,675	37,263
Noble Energy, Inc. (Oil & Gas)	9,630	451,647
Nordson Corp. (Machinery-Diversified)	1,605	61,038
Northeast Utilities System (Electric)	7,490	149,426
NSTAR (Electric)	5,885	170,194
O’Reilly Automotive, Inc. * (Retail)	6,420	180,916
OGE Energy Corp. (Electric)	4,815	135,302
Ohio Casualty Corp. (Insurance)	3,210	87,055
Old Republic International Corp. (Insurance)	10,165	271,100
Olin Corp. (Chemicals)	3,745	71,118
Omnicare, Inc. (Pharmaceuticals)	5,885	330,914
ONEOK, Inc. (Gas)	5,885	200,207
Outback Steakhouse, Inc. (Retail)	3,745	137,067
Pacific Sunwear of California, Inc. * (Retail)	4,280	91,763
PacifiCare Health Systems, Inc. * (Healthcare - Services)	4,815	384,142
Packaging Corp. of America (Packaging & Containers)	3,745	72,690
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	2,140	56,967
Patterson Dental Co. * (Healthcare - Products)	7,490	299,824
Patterson-UTI Energy, Inc. (Oil & Gas)	9,630	347,450
Payless ShoeSource, Inc. * (Retail)	3,745	65,163
Peabody Energy Corp. (Coal)	7,490	631,782
Pentair, Inc. (Miscellaneous Manufacturing)	5,350	195,275
Pepco Holdings, Inc. (Electric)	10,700	248,989
PepsiAmericas, Inc. (Beverages)	3,745	85,124
Perrigo Co. (Pharmaceuticals)	4,815	68,903
Petsmart, Inc. (Retail)	8,025	174,785
Pier 1 Imports, Inc. (Retail)	4,815	54,265
Pioneer Natural Resources Co. (Oil & Gas)	8,025	440,733
Plains Exploration & Production Co. * (Oil & Gas)	4,280	183,270

See accompanying notes to the Schedules of Portfolio Investments.

Plantronics, Inc. (Telecommunications)	2,675	82,417
Plexus Corp. * (Electronics)	2,140	36,573
PMI Group, Inc. (Insurance)	5,350	213,305
PNM Resources, Inc. (Electric)	3,745	107,369
Pogo Producing Co. (Oil & Gas)	3,210	189,197
Polo Ralph Lauren Corp. (Apparel)	3,745	188,373
Polycom, Inc. * (Telecommunications)	5,350	86,510
Potlatch Corp. (Forest Products & Paper)	1,605	83,653
Powerwave Technologies, Inc. * (Telecommunications)	5,885	76,446
Precision Castparts Corp. (Metal Fabricate/Hardware)	7,490	397,720
Pride International, Inc. * (Oil & Gas)	8,560	244,046
Protective Life Corp. (Insurance)	3,745	154,219
Protein Design Labs, Inc. * (Biotechnology)	5,885	164,780
Puget Energy, Inc. (Electric)	5,885	138,180
Quanta Services, Inc. * (Commercial Services)	6,420	81,919
Questar Corp. (Pipelines)	4,815	424,298
Radian Group, Inc. (Insurance)	4,815	255,676
Raymond James Financial Corp. (Diversified Financial Services)	3,745	120,289
Rayonier, Inc. (Forest Products & Paper)	2,675	154,133
Reader’s Digest Association, Inc. (Media)	5,350	85,440
Regency Centers Corp. (REIT)	3,745	215,150
Regis Corp. (Retail)	2,675	101,169
Renal Care Group, Inc. * (Healthcare - Services)	3,745	177,213
Rent-A-Center, Inc. * (Commercial Services)	3,745	72,316
Republic Services, Inc. (Environmental Control)	7,490	264,322
Reynolds & Reynolds Co. (Computers)	3,210	87,986
RF Micro Devices, Inc. * (Telecommunications)	11,235	63,478
Rollins, Inc. (Commercial Services)	2,140	41,773
Ross Stores, Inc. (Retail)	8,560	202,872
RPM, Inc. (Chemicals)	6,420	118,128
RSA Security, Inc. * (Internet)	3,745	47,599
Ruby Tuesday, Inc. (Retail)	3,745	81,491
Ruddick Corp. (Food)	2,140	49,327
Saks, Inc. * (Retail)	8,025	148,463
SanDisk Corp. * (Computers)	10,165	490,461
SCANA Corp. (Electric)	6,420	271,180
Scholastic Corp. * (Media)	2,140	79,094
SEI Investments Co. (Software)	3,745	140,737
Semtech Corp. * (Semiconductors)	4,280	70,492
Sensient Technologies Corp. (Chemicals)	2,675	50,691
Sepracor, Inc. * (Pharmaceuticals)	5,885	347,156
Sequa Corp. - Class A * (Aerospace/Defense)	535	31,565
Sierra Pacific Resources * (Electric)	10,165	150,950

See accompanying notes to the Schedules of Portfolio Investments.

Silicon Laboratories, Inc. * (Semiconductors)	2,675	81,293
Smith International, Inc. (Oil & Gas Services)	11,770	392,058
Smithfield Foods, Inc. * (Food)	5,885	174,667
Sonoco Products Co. (Packaging & Containers)	5,350	146,109
Sotheby’s Holdings, Inc. - Class A * (Commercial Services)	2,675	44,726
SPX Corp. (Miscellaneous Manufacturing)	4,280	196,666
SRA International, Inc. - Class A * (Computers)	1,605	56,945
StanCorp Financial Group, Inc. (Insurance)	1,605	135,141
Steel Dynamics, Inc. (Iron/Steel)	2,140	72,674
Stericycle, Inc. * (Environmental Control)	2,675	152,876
STERIS Corp. (Healthcare - Products)	3,745	89,094
SVB Financial Group * (Banks)	2,140	104,090
Swift Transportation Co., Inc. * (Transportation)	3,210	56,817
Sybase, Inc. * (Software)	4,815	112,767
Synopsys, Inc. * (Computers)	8,560	161,784
TCF Financial Corp. (Banks)	6,955	186,046
Tech Data Corp. * (Distribution/Wholesale)	3,210	117,839
Techne Corp. * (Healthcare - Products)	2,140	121,937
Tecumseh Products Co. (Machinery-Diversified)	1,070	23,026
Teleflex, Inc. (Miscellaneous Manufacturing)	2,140	150,870
Telephone & Data Systems, Inc. (Telecommunications)	5,885	229,515
Texas Regional Bancshares, Inc. - Class A (Banks)	2,140	61,611
The Brink’s Co. (Miscellaneous Manufacturing)	3,210	131,803
The Colonial BancGroup, Inc. (Banks)	9,095	203,728
The Corporate Executive Board Co. (Commercial Services)	2,675	208,597
The Macerich Co. (REIT)	3,210	208,457
The Neiman Marcus Group, Inc. - Class A (Retail)	2,675	267,365
The Ryland Group, Inc. (Home Builders)	2,675	183,024
The Scotts Co. - Class A (Household Products/Wares)	1,605	141,128
The Timberland Co. - Class A * (Apparel)	3,210	108,434
Thomas & Betts Corp. * (Electronics)	3,210	110,456
Thor Industries, Inc. (Home Builders)	2,140	72,760
Tidewater, Inc. (Oil & Gas Services)	3,210	156,231
Timken Co. (Metal Fabricate/Hardware)	4,815	142,668
Toll Brothers, Inc. * (Home Builders)	6,420	286,781
Tootsie Roll Industries, Inc. (Food)	1,605	50,959
Transaction Systems Architect, Inc. * (Software)	2,140	59,599

See accompanying notes to the Schedules of Portfolio Investments.

Triad Hospitals, Inc. * (Healthcare - Services)	4,815	217,975
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,675	108,311
TriQuint Semiconductor, Inc. * (Semiconductors)	8,025	28,248
Tupperware Corp. (Household Products/Wares)	3,210	73,124
United Dominion Realty Trust, Inc. (REIT)	7,490	177,513
United Rentals, Inc. * (Commercial Services)	3,745	73,814
Unitrin, Inc. (Insurance)	2,675	126,956
Universal Corp. (Agriculture)	1,605	62,322
Universal Health Services, Inc. - Class B (Healthcare - Services)	3,210	152,892
Urban Outfitters, Inc. * (Retail)	6,420	188,748
UTStarcom, Inc. * (Telecommunications)	6,420	52,451
Valassis Communications, Inc. * (Commercial Services)	2,675	104,272
Valeant Pharmaceuticals International (Pharmaceuticals)	5,350	107,428
Valspar Corp. (Chemicals)	5,350	119,626
Varian Medical Systems, Inc. * (Healthcare - Products)	7,490	295,930
Varian, Inc. * (Electronics)	2,140	73,445
VCA Antech, Inc. * (Pharmaceuticals)	4,280	109,226
Vectren Corp. (Gas)	4,280	121,338
Vertex Pharmaceuticals, Inc. * (Biotechnology)	4,815	107,615
Vishay Intertechnology, Inc. * (Electronics)	10,165	121,472
W.R. Berkley Corp. (Insurance)	6,420	253,462
Waddell & Reed Financial, Inc. (Diversified Financial Services)	4,815	93,218
Washington Federal, Inc. (Savings & Loans)	4,815	108,626
Washington Post Co. - Class B (Media)	535	429,338
Webster Financial Corp. (Banks)	3,210	144,322
Weingarten Realty Investors (REIT)	4,815	182,248
Werner Enterprises, Inc. (Transportation)	3,210	55,501
Westamerica Bancorp (Banks)	1,605	82,898
Westar Energy, Inc. (Electric)	4,815	116,186
Western Digital Corp. * (Computers)	12,840	166,021
Western Gas Resources, Inc. (Pipelines)	3,745	191,856
Westwood One, Inc. (Media)	4,280	85,129
WGL Holdings, Inc. (Gas)	2,675	85,948
Whole Foods Market, Inc. (Food)	3,745	503,515
Williams Sonoma, Inc. * (Retail)	6,420	246,206
Wilmington Trust Corp. (Banks)	3,745	136,505
Wind River Systems, Inc. * (Software)	4,280	55,340
Wisconsin Energy Corp. (Electric)	6,420	256,285
Worthington Industries, Inc. (Metal Fabricate/Hardware)	4,280	90,008
WPS Resources Corp. (Electric)	2,140	123,692
Yellow Roadway Corp. * (Transportation)	3,210	132,958

See accompanying notes to the Schedules of Portfolio Investments.

York International Corp. (Building Materials)	2,140	119,990
Zebra Technologies Corp. * (Machinery-Diversified)	3,745	146,392

Total Common Stocks (Cost $49,655,948)		60,931,452

	Principal Amount
Repurchase Agreements (10.0%)
UBS**, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $7,269,150 (Collateralized by $7,536,000 Federal National Mortgage Association, 1.293%, 3/2/07, market value $7,395,790)	$7,267,000	7,267,000

Total Repurchase Agreements (Cost $7,267,000)		7,267,000

Total Investment Securities (Cost $56,922,948) - 93.4%		$68,198,452

Percentages indicated are based on net assets of $72,991,457.

*	Non-income producing security

**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
S&P MidCap 400 Futures Contract expiring December 2005 (Underlying face amount at value $56,175,600)	156	$(173,004)
Futures Contracts Sold
E-Mini S&P MidCap 400 Futures Contract expiring December 2005 (Underlying face amount at value $8,858,460)	123	(5,517)

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 10/28/05 (Underlying notional amount at value $21,662,118)	30,240	$374,165
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 10/28/05 (Underlying notional amount at value $16,728,550)	23,353	288,766

ProFund VP UltraMid-Cap invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Advertising	0.2%
Aerospace/Defense	0.3%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.4%
Auto Parts & Equipment	0.7%
Banks	3.3%
Beverages	0.1%
Biotechnology	1.2%
Building Materials	0.5%
Chemicals	2.3%
Coal	1.2%
Commercial Services	3.4%
Computers	3.5%
Distribution/Wholesale	0.8%
Diversified Financial Services	2.4%
Electric	4.3%
Electrical Components & Equipment	0.8%
Electronics	1.6%
Engineering & Construction	0.5%
Entertainment	0.5%
Environmental Control	0.6%
Food	1.9%

See accompanying notes to the Schedules of Portfolio Investments.

Forest Products & Paper	0.5%
Gas	0.8%
Hand/Machine Tools	0.1%
Healthcare-Products	3.4%
Healthcare-Services	2.8%
Holding Companies-Diversified	0.3%
Home Builders	1.5%
Home Furnishings	0.6%
Household Products/Wares	0.7%
Insurance	4.6%
Internet	1.2%
Iron/Steel	0.1%
Leisure Time	0.1%
Lodging	0.2%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	0.8%
Media	1.6%
Metal Fabricate/Hardware	0.9%
Miscellaneous Manufacturing	1.9%
Office Furnishings	0.4%
Oil & Gas	4.3%
Oil & Gas Services	1.8%
Packaging & Containers	0.3%
Pharmaceuticals	2.5%
Pipelines	1.4%
Real Estate Investment Trust	2.7%
Retail	6.9%
Savings & Loans	0.8%
Semiconductors	2.7%
Software	2.0%
Telecommunications	1.7%
Textiles	0.4%
Transportation	1.8%
Trucking & Leasing	0.1%
Water	0.3%
Other***	10.0%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP UltraSmall-Cap

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (76.9%)
3Com Corp. * (Telecommunications)	17,290	$70,543
Aaron Rents, Inc. (Commercial Services)	2,090	44,204
Abgenix, Inc. * (Pharmaceuticals)	5,510	69,867
ABM Industries, Inc. (Commercial Services)	2,850	59,309
Acadia Realty Trust (REIT)	2,660	47,853
Accredited Home Lenders * (Diversified Financial Services)	760	26,722
Actuant Corp. (Miscellaneous Manufacturing)	1,710	80,028
Acuity Brands, Inc. (Miscellaneous Manufacturing)	3,040	90,197
Acxiom Corp. (Software)	3,990	74,693
Adaptec, Inc. * (Telecommunications)	11,400	43,662
ADTRAN, Inc. (Telecommunications)	2,660	83,790
Advance America Cash Advance Centers, Inc. (Commercial Services)	2,850	37,763
Advanced Neuromodulation Systems, Inc. * (Healthcare - Products)	950	45,087
Advanta Corp. - Class B (Diversified Financial Services)	1,520	42,910
Advent Software, Inc. * (Software)	2,470	66,542
Advisory Board Co. * (Commercial Services)	950	49,438
ADVO, Inc. (Advertising)	1,520	47,561
Aeroflex, Inc. * (Telecommunications)	4,750	44,460
Aeropostale, Inc. * (Retail)	2,470	52,488
AGCO Corp. * (Machinery-Diversified)	3,800	69,160
Agile Software Corp. * (Internet)	12,920	92,636
AirTran Holdings, Inc. * (Airlines)	4,180	52,919
Alabama National BanCorp (Banks)	570	36,446
Alaska Air Group, Inc. * (Airlines)	1,520	44,171
Albany International Corp. - Class A (Machinery-Diversified)	1,520	56,042
Aleris International, Inc. * (Environmental Control)	1,710	46,940
Alexandria Real Estate Equities, Inc. (REIT)	950	78,555
Alexion Pharmaceuticals, Inc. * (Biotechnology)	2,090	57,851
Alkermes, Inc. * (Pharmaceuticals)	5,320	89,376
ALLETE, Inc. (Electric)	950	43,520
Alliance Gaming Corp. * (Entertainment)	2,470	26,800
Amcore Financial, Inc. (Banks)	1,520	47,439
Amegy Bancorp, Inc. (Banks)	3,420	77,394
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	2,470	57,008
American Healthways, Inc. * (Healthcare - Services)	1,520	64,448

See accompanying notes to the Schedules of Portfolio Investments.

American Home Mortgage Investment Corp. (REIT)	1,330	40,299
American Medical Systems Holdings, Inc. * (Healthcare - Products)	2,850	57,428
American States Water Co. (Water)	1,330	44,502
Amli Residential Properties Trust (REIT)	1,330	42,653
AmSurg Corp. * (Healthcare - Services)	1,330	36,389
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	4,940	171,862
Analogic Corp. (Electronics)	950	47,890
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	1,900	56,012
Andrx Group * (Pharmaceuticals)	2,850	43,976
Angelica Corp. (Textiles)	2,090	37,307
Anixter International, Inc. * (Telecommunications)	1,900	76,627
ANSYS, Inc. * (Software)	2,090	80,444
Anteon International Corp. * (Computers)	1,330	56,871
Anthracite Capital, Inc. (REIT)	2,660	30,803
Apollo Investment Corp. (Investment Companies)	2,470	48,906
Applera Corp. - Celera Genomics Group * (Biotechnology)	3,040	36,875
Applied Industrial Technologies, Inc. (Machinery-Diversified)	1,520	54,538
Applied Micro Circuits Corp. * (Semiconductors)	18,620	55,860
Apria Healthcare Group, Inc. * (Healthcare - Services)	1,900	60,629
aQuantive, Inc. * (Internet)	2,850	57,371
Aquila, Inc. * (Electric)	11,210	44,392
Arbitron, Inc. (Commercial Services)	1,520	60,557
Argonaut Group, Inc. * (Insurance)	1,900	51,319
Argosy Gaming Co. * (Entertainment)	1,520	71,424
Arkansas Best Corp. (Transportation)	1,520	53,002
Armor Holdings, Inc. * (Aerospace/Defense)	1,520	65,375
Arris Group, Inc. * (Telecommunications)	5,700	67,602
Arrow Financial Corp. (Banks)	2,135	57,889
ArthroCare Corp. * (Healthcare - Products)	1,330	53,493
ArvinMeritor, Inc. (Auto Parts & Equipment)	3,040	50,829
Atmel Corp. * (Semiconductors)	21,850	45,011
ATMI, Inc. * (Semiconductors)	1,900	58,900
Atwood Oceanics, Inc. * (Oil & Gas)	950	80,000
Audiovox Corp. - Class A * (Telecommunications)	3,040	42,499
Aviall, Inc. * (Distribution/Wholesale)	1,520	51,346
Avista Corp. (Electric)	3,230	62,661
Avocent Corp. * (Internet)	2,850	90,174
Axcelis Technologies, Inc. * (Semiconductors)	5,890	30,746
Aztar Corp. * (Lodging)	1,520	46,831
Baldor Electric Co. (Hand/Machine Tools)	2,280	57,798

See accompanying notes to the Schedules of Portfolio Investments.

BancorpSouth, Inc. (Banks)	2,660	60,781
Bandag, Inc. (Auto Parts & Equipment)	1,140	48,860
Bank Mutual Corp. (Banks)	5,130	54,994
BankAtlantic Bancorp, Inc. - Class A (Savings & Loans)	3,040	51,650
BankUnited Financial Corp. - Class A (Savings & Loans)	2,090	47,798
Banner Corp. (Banks)	1,520	40,493
Banta Corp. (Commercial Services)	1,520	77,352
Barnes Group, Inc. (Miscellaneous Manufacturing)	1,140	40,880
BE Aerospace, Inc. * (Aerospace/Defense)	2,660	44,076
BearingPoint, Inc. * (Commercial Services)	7,790	59,126
Belden, Inc. (Electrical Components & Equipment)	2,660	51,684
Benchmark Electronics, Inc. * (Electronics)	2,470	74,396
Berry Petroleum Co. - Class A (Oil & Gas)	950	63,356
Beverly Enterprises, Inc. * (Healthcare - Services)	4,560	55,860
Big Lots, Inc. * (Retail)	5,130	56,379
Bio-Rad Laboratories, Inc. - Class A * (Biotechnology)	760	41,792
BioMed Realty Trust, Inc. (REIT)	1,900	47,120
Biosite Diagnostics, Inc. * (Healthcare - Products)	950	58,767
Black Box Corp. (Telecommunications)	1,140	47,834
Black Hills Corp. (Electric)	1,330	57,682
Blockbuster, Inc. - Class A (Retail)	7,790	37,003
Blyth, Inc. (Household Products/Wares)	1,140	25,411
Bob Evans Farms, Inc. (Retail)	2,280	51,779
Boston Private Financial Holdings, Inc. (Banks)	2,090	55,469
Bowater, Inc. (Forest Products & Paper)	2,280	64,456
Bowne & Co., Inc. (Commercial Services)	3,420	48,872
Brady Corp. - Class A (Electronics)	1,900	58,786
Brandywine Realty Trust (REIT)	1,900	59,071
Briggs & Stratton Corp. (Machinery-Diversified)	2,470	85,437
Bright Horizons Family Solutions, Inc. * (Commercial Services)	1,140	43,776
Brocade Communications Systems, Inc. * (Computers)	12,350	50,388
Brookline Bancorp, Inc. (Savings & Loans)	3,420	54,104
Brooks Automation, Inc. * (Semiconductors)	2,470	32,925
Brown Shoe Co., Inc. (Retail)	1,140	37,620
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	1,140	56,008
Building Materials Holding Corp. (Distribution/Wholesale)	570	53,118

See accompanying notes to the Schedules of Portfolio Investments.

Cabot Microelectronics Corp. * (Chemicals)	1,140	33,493
Cabot Oil & Gas Corp. (Oil & Gas)	2,090	105,565
Cal Dive International, Inc. * (Oil & Gas Services)	1,900	120,479
California Water Service Group (Water)	1,140	46,968
Callaway Golf Co. (Leisure Time)	3,610	54,475
Calpine Corp. * (Electric)	21,280	55,115
Cambrex Corp. (Biotechnology)	3,040	57,638
Capital Automotive (REIT)	1,710	66,194
CARBO Ceramics, Inc. (Oil & Gas Services)	760	50,152
Carpenter Technology Corp. (Iron/Steel)	1,140	66,815
Carter’s, Inc. * (Apparel)	760	43,168
Cascade Bancorp (Banks)	2,280	47,629
Cascade Natural Gas Corp. (Gas)	2,280	49,636
Casey’s General Stores, Inc. (Retail)	3,420	79,343
Catalina Marketing Corp. (Advertising)	2,280	51,847
Cathay Bancorp, Inc. (Banks)	2,090	74,110
CEC Entertainment, Inc. * (Retail)	1,520	48,275
Centene Corp. * (Healthcare - Services)	1,900	47,557
Central Garden & Pet Co. * (Household Products/Wares)	1,140	51,585
Central Pacific Financial Corp. (Banks)	1,140	40,105
CH Energy Group, Inc. (Electric)	760	36,085
Champion Enterprises, Inc. * (Home Builders)	4,180	61,780
Charming Shoppes, Inc. * (Retail)	6,080	64,874
Chattem, Inc. * (Cosmetics/Personal Care)	1,140	40,470
Checkpoint Systems, Inc. * (Electronics)	3,420	81,121
Chemed Corp. (Commercial Services)	1,140	49,408
Chemical Financial Corp. (Banks)	1,330	43,225
Cheniere Energy, Inc. * (Oil & Gas)	1,900	78,584
Chiquita Brands International, Inc. (Food)	1,520	42,484
Chittenden Corp. (Banks)	1,900	50,369
Ciber, Inc. * (Computers)	6,840	50,821
CIENA Corp. * (Telecommunications)	24,510	64,706
Cimarex Energy Co. * (Oil & Gas)	3,230	146,415
Cincinnati Bell, Inc. * (Telecommunications)	14,250	62,843
Citizens Banking Corp. (Banks)	2,090	59,356
City Holding Co. (Banks)	1,140	40,766
CKE Restaurants, Inc. (Retail)	3,230	42,571
Clarcor, Inc. (Miscellaneous Manufacturing)	2,090	60,025
CLECO Corp. (Electric)	2,470	58,243
Cleveland-Cliffs, Inc. (Iron/Steel)	950	82,755
CMGI, Inc. * (Internet)	21,090	35,220
CNET Networks, Inc. * (Internet)	7,410	100,553
Coca-Cola Bottling Co. Consolidated (Beverages)	1,140	55,791
Coeur d’Alene Mines Corp. * (Mining)	12,160	51,437
Cognex Corp. (Machinery-Diversified)	2,470	74,273

See accompanying notes to the Schedules of Portfolio Investments.

Coherent, Inc. * (Electronics)	1,900	55,632
Coldwater Creek, Inc. * (Retail)	1,710	43,126
Colonial Properties Trust (REIT)	1,330	59,158
Columbia Banking System, Inc. (Banks)	2,090	54,821
Commercial Capital Bancorp, Inc. (Savings & Loans)	2,280	38,760
Commercial Federal Corp. (Savings & Loans)	1,520	51,893
Commercial Metals Co. (Metal Fabricate/Hardware)	2,660	89,747
Commercial NET Lease Realty (REIT)	1,900	38,000
Commonwealth Telephone Enterprises, Inc. (Telecommunications)	950	35,815
Commscope, Inc. * (Telecommunications)	3,230	56,008
Community Bank System, Inc. (Banks)	1,900	42,940
Comstock Resources, Inc. * (Oil & Gas)	2,470	81,041
Comtech Telecommunications Corp. * (Telecommunications)	1,140	47,276
CONMED Corp. * (Healthcare - Products)	1,520	42,378
Consolidated Graphics, Inc. * (Commercial Services)	1,330	57,257
Continental Airlines, Inc. - Class B * (Airlines)	2,470	23,860
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	3,040	46,421
Corinthian Colleges, Inc. * (Commercial Services)	3,800	50,426
Corn Products International, Inc. (Food)	2,850	57,484
Corporate Office Properties Trust (REIT)	1,520	53,124
Corrections Corp. of America * (Commercial Services)	1,900	75,429
Corus Bankshares, Inc. (Banks)	760	41,671
CoStar Group, Inc. * (Commercial Services)	1,140	53,261
Cousins Properties, Inc. (REIT)	1,330	40,193
Covanta Holding Corp. * (Energy - Alternate Sources)	1,900	25,517
Cox Radio, Inc. - Class A * (Media)	3,040	46,208
Crane Co. (Miscellaneous Manufacturing)	2,280	67,807
Credence Systems Corp. * (Semiconductors)	4,370	34,873
Cross Country Healthcare, Inc. * (Commercial Services)	2,660	49,370
CSG Systems International, Inc. * (Software)	2,850	61,874
CSK Auto Corp. * (Retail)	2,850	42,408
CTS Corp. (Electronics)	4,370	52,877
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	3,610	77,759
Cumulus Media, Inc. - Class A * (Media)	4,180	52,208

See accompanying notes to the Schedules of Portfolio Investments.

Curtiss-Wright Corp. (Aerospace/Defense)	1,330	82,074
CV Therapeutics, Inc. * (Pharmaceuticals)	2,280	60,990
CVB Financial Corp. (Banks)	2,660	49,476
Cyberonics, Inc. * (Healthcare - Products)	760	22,678
Cymer, Inc. * (Electronics)	2,090	65,459
Cypress Semiconductor Corp. * (Semiconductors)	6,080	91,504
Delphi Financial Group, Inc. - Class A (Insurance)	1,520	71,136
Delta & Pine Land Co. (Agriculture)	1,710	45,161
Dendrite International, Inc. * (Software)	2,850	57,257
DeVry, Inc. * (Commercial Services)	2,470	47,054
Diagnostic Products Corp. (Healthcare - Products)	950	50,094
Digital Insight Corp. * (Internet)	1,900	49,514
Digital River, Inc. * (Internet)	1,710	59,594
Digitas, Inc. * (Internet)	4,370	49,643
Dionex Corp. * (Electronics)	1,140	61,845
Dollar Thrifty Automotive Group, Inc. * (Commercial Services)	1,140	38,384
Doral Financial Corp. (Diversified Financial Services)	3,420	44,699
Dress Barn, Inc. * (Retail)	1,900	43,244
Drew Industries, Inc. * (Building Materials)	2,280	58,847
DRS Technologies, Inc. (Aerospace/Defense)	1,140	56,270
DSP Group, Inc. * (Semiconductors)	1,900	48,754
Duquesne Light Holdings, Inc. (Electric)	2,470	42,509
Dycom Industries, Inc. * (Engineering & Construction)	2,280	46,102
Eagle Materials - Class A (Building Materials)	950	115,301
EarthLink, Inc. * (Internet)	6,080	65,056
EastGroup Properties, Inc. (REIT)	950	41,563
Eclipsys Corp. * (Software)	2,660	47,454
Education Realty Trust, Inc. (REIT)	3,040	50,768
eFunds Corp. * (Software)	2,470	46,510
EGL, Inc. * (Transportation)	1,900	51,585
El Paso Electric Co. * (Electric)	2,470	51,500
Electronics for Imaging, Inc. * (Computers)	2,470	56,662
Elizabeth Arden, Inc. * (Cosmetics/Personal Care)	2,090	45,102
ElkCorp (Building Materials)	1,140	40,778
EMCOR Group, Inc. * (Engineering & Construction)	1,140	67,602
Emmis Communications Corp. * (Media)	2,470	54,562
Empire District Electric Co. (Electric)	1,900	43,453
Emulex Corp. * (Semiconductors)	3,610	72,958
Encore Acquisition Co. * (Oil & Gas)	2,470	95,960
Energy Partners, Ltd. * (Oil & Gas)	2,090	65,250
Engineered Support Systems, Inc. (Aerospace/Defense)	1,900	77,976

See accompanying notes to the Schedules of Portfolio Investments.

Entegris, Inc. * (Semiconductors)	5,130	57,969
Entercom Communications Corp. * (Media)	2,090	66,023
Entertainment Properties Trust (REIT)	1,330	59,358
Entravision Communications Corp. * (Media)	5,890	46,354
Enzon, Inc. * (Biotechnology)	7,220	47,869
Epicor Software Corp. * (Software)	3,420	44,460
Equinix, Inc. * (Internet)	950	39,568
Equity Inns, Inc. (REIT)	3,420	46,170
Equity Lifestyle Properties, Inc. (REIT)	1,140	51,300
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	1,140	57,080
Esterline Technologies Corp. * (Aerospace/Defense)	1,330	50,394
Ethan Allen Interiors, Inc. (Home Furnishings)	1,710	53,609
Euronet Worldwide, Inc. * (Commercial Services)	1,520	44,977
Exar Corp. * (Semiconductors)	4,750	66,595
Exelixis, Inc. * (Biotechnology)	6,460	49,548
F.N.B. Corp. (Banks)	2,660	45,965
FactSet Research Systems, Inc. (Computers)	1,710	60,260
Fairchild Semiconductor International, Inc. * (Semiconductors)	5,700	84,702
Federal Signal Corp. (Miscellaneous Manufacturing)	3,040	51,954
FEI Co. * (Electronics)	1,710	32,918
FelCor Lodging Trust, Inc. * (REIT)	2,280	34,542
Ferro Corp. (Chemicals)	2,280	41,770
Fidelity Bankshares, Inc. (Savings & Loans)	2,090	63,850
Filenet Corp. * (Software)	1,900	53,010
Financial Federal Corp. (Diversified Financial Services)	1,520	60,496
First BanCorp. (Banks)	1,710	28,933
First Charter Corp. (Banks)	1,710	41,861
First Citizens BancShares, Inc. - Class A (Banks)	190	32,424
First Commonwealth Financial Corp. (Banks)	2,850	37,991
First Community Bancorp - Class A (Banks)	950	45,439
First Financial Bancorp (Banks)	2,090	38,874
First Financial Bankshares, Inc. (Banks)	1,330	46,324
First Financial Holdings, Inc. (Savings & Loans)	1,520	46,694
First Industrial Realty Trust, Inc. (REIT)	1,520	60,876
First Merchants Corp. (Banks)	1,900	49,077
First Midwest Bancorp, Inc. (Banks)	1,900	70,756
First Niagara Financial Group, Inc. (Savings & Loans)	4,180	60,359
First Republic Bank (Banks)	950	33,469
FirstFed Financial Corp. * (Savings & Loans)	950	51,120
Fisher Communications, Inc. * (Media)	1,520	70,771

See accompanying notes to the Schedules of Portfolio Investments.

Florida East Coast Industries, Inc. (Transportation)	1,330	60,236
Flowers Foods, Inc. (Food)	1,710	46,649
Flowserve Corp. * (Machinery-Diversified)	2,280	82,878
Flushing Financial Corp. (Savings & Loans)	2,470	40,434
Formfactor, Inc. * (Semiconductors)	2,090	47,694
Forward Air Corp. (Transportation)	1,330	48,997
Fossil, Inc. * (Household Products/Wares)	2,470	44,929
Foundry Networks, Inc. * (Telecommunications)	7,030	89,280
Franklin Bank Corp. Houston * (Savings & Loans)	2,280	36,822
Franklin Electric Co., Inc. (Hand/Machine Tools)	1,520	62,913
Fremont General Corp. (Banks)	3,230	70,511
Frontier Financial Corp. (Banks)	2,470	71,630
Frontier Oil Corp. (Oil & Gas)	2,280	101,118
FTI Consulting, Inc. * (Commercial Services)	2,090	52,793
Fuller (H.B.) Co. (Chemicals)	1,710	53,147
Furniture Brands International, Inc. (Home Furnishings)	2,280	41,108
G & K Services, Inc. (Textiles)	1,330	52,388
Gables Residential Trust (REIT)	1,140	49,761
GAMCO Investors, Inc.- Class A (Diversified Financial Services)	1,520	69,692
GameStop Corp. - Class B * (Retail)	2,090	59,335
Gardner Denver, Inc. * (Machinery-Diversified)	1,520	67,792
Gartner Group, Inc. * (Commercial Services)	3,800	44,422
Gateway, Inc. * (Computers)	14,820	40,014
GATX Corp. (Trucking & Leasing)	1,710	67,631
Gaylord Entertainment Co. * (Lodging)	2,090	99,589
Gemstar-TV Guide International, Inc. * (Media)	9,500	28,120
GenCorp, Inc. * (Aerospace/Defense)	2,470	46,066
General Communication, Inc.- Class A * (Telecommunications)	4,370	43,263
Genesco, Inc. * (Retail)	1,520	56,605
Genesee & Wyoming, Inc.- Class A * (Transportation)	1,520	48,184
Genesis Healthcare Corp. * (Healthcare - Services)	760	30,643
Genesis Microchip, Inc. *	2,090	45,876
(Semiconductors) Georgia Gulf Corp. (Chemicals)	1,710	41,177
Glacier Bancorp, Inc. (Banks)	1,900	58,653
Glimcher Realty Trust (REIT)	1,330	32,545
Global Imaging Systems, Inc. * (Office/Business Equipment)	1,900	64,695
Gold Banc Corp., Inc. (Banks)	3,800	56,620
Gold Kist, Inc. * (Food)	2,090	40,860
Golden Telecom, Inc. (Telecommunications)	1,520	47,986

See accompanying notes to the Schedules of Portfolio Investments.

Granite Construction, Inc. (Engineering & Construction)	1,330	50,859
Greater Bay Bancorp (Banks)	2,280	56,179
Greif Brothers Corp. - Class A (Packaging & Containers)	1,140	68,514
Grey Wolf, Inc. * (Oil & Gas)	8,930	75,280
Griffon Corp. * (Miscellaneous Manufacturing)	2,280	56,088
Group 1 Automotive, Inc. * (Retail)	2,280	62,928
Guitar Center, Inc. * (Retail)	1,140	62,939
Haemonetics Corp. * (Healthcare - Products)	1,140	54,184
Hancock Holding Co. (Banks)	1,330	45,406
Hanover Compressor Co. * (Oil & Gas Services)	3,990	55,301
Harbor Florida Bancshares, Inc. (Savings & Loans)	1,520	55,130
Harland (John H.) Co. (Household Products/Wares)	2,090	92,796
Harleysville National Corp. (Banks)	1,542	33,847
Headwaters, Inc. * (Energy - Alternate Sources)	1,900	71,060
Heartland Express, Inc. (Transportation)	2,280	46,375
HEICO Corp. (Aerospace/Defense)	2,470	57,304
Hercules, Inc. * (Chemicals)	5,510	67,331
Heritage Property Investment Trust (REIT)	950	33,250
Herley Industries, Inc. * (Aerospace/Defense)	3,420	63,715
Hibbett Sporting Goods, Inc. * (Retail)	2,280	50,730
Highwoods Properties, Inc. (REIT)	1,900	56,069
Hilb, Rogal, & Hobbs Co. (Insurance)	1,330	49,636
Holly Corp. (Oil & Gas)	1,140	72,937
Hologic, Inc. * (Healthcare - Products)	950	54,863
Home Properties of New York, Inc. (REIT)	1,140	44,745
Horace Mann Educators Corp. (Insurance)	2,470	48,857
Hot Topic, Inc. * (Retail)	2,090	32,102
Houston Exploration Co. * (Oil & Gas)	1,330	89,443
Hudson United Bancorp (Banks)	1,710	72,384
Hughes Supply, Inc. (Distribution/Wholesale)	3,040	99,105
Human Genome Sciences, Inc. * (Biotechnology)	6,080	82,627
Hutchinson Technology, Inc. * (Computers)	1,140	29,777
Hydril Co. * (Oil & Gas Services)	1,140	78,250
IBERIABANK Corp. (Banks)	760	40,394
ICOS Corp. * (Biotechnology)	3,610	99,709
IDACORP, Inc. (Electric)	1,900	57,247
IDT Corp. - Class B * (Telecommunications)	3,230	39,374
IDX Systems Corp. * (Software)	2,280	98,449
IHOP Corp. (Retail)	1,140	46,444
IKON Office Solutions, Inc. (Office/Business Equipment)	4,940	49,301
Imagistics International, Inc. * (Office/Business Equipment)	1,900	79,515

See accompanying notes to the Schedules of Portfolio Investments.

Imation Corp. (Computers)	1,520	65,162
Immucor, Inc. * (Healthcare - Products)	1,900	52,136
IMPAC Mortgage Holdings, Inc. (REIT)	2,660	32,612
Impax Laboratories, Inc. * (Pharmaceuticals)	2,660	32,266
Independent Bank Corp. - Massachusetts (Banks)	1,520	46,178
Independent Bank Corp. - Michigan (Banks)	1,542	44,780
Infinity Property & Casualty Corp. (Insurance)	1,330	46,670
Informatica Corp. * (Software)	5,130	61,663
Infospace, Inc. * (Internet)	1,520	36,282
Inland Real Estate Corp. (REIT)	2,470	38,680
Insight Enterprises, Inc. * (Retail)	3,230	60,078
Integra LifeSciences Holdings * (Biotechnology)	1,520	58,155
Integrated Device Technology, Inc. * (Semiconductors)	9,020	96,874
Interdigital Communications Corp. * (Telecommunications)	2,470	48,511
Intergraph Corp. * (Computers)	1,330	59,464
Intermagnetics General Corp. * (Electrical Components & Equipment)	1,900	53,085
Internet Security Systems, Inc. * (Internet)	2,280	54,743
Intuitive Surgical, Inc. * (Healthcare - Products)	1,520	111,400
Invacare Corp. (Healthcare - Products)	1,330	55,421
Investment Technology Group, Inc. * (Diversified Financial Services)	2,280	67,488
Itron, Inc. * (Electronics)	1,140	52,052
J2 Global Communications, Inc. * (Internet)	1,330	53,759
Jack Henry & Associates, Inc. (Computers)	3,800	73,720
Jack in the Box, Inc. * (Retail)	1,900	56,829
Jackson Hewitt Tax Service, Inc. (Commercial Services)	1,900	45,429
Jacuzzi Brands, Inc * (Miscellaneous Manufacturing)	3,990	32,159
Jarden Corp. * (Household Products/Wares)	1,900	78,033
JLG Industries, Inc. (Machinery - Construction & Mining)	2,090	76,473
Jo-Ann Stores, Inc. * (Retail)	1,520	26,296
Jones Lang LaSalle, Inc. (Real Estate)	1,330	61,260
Journal Register Co. (Media)	3,610	58,410
K-Swiss, Inc. - Class A (Apparel)	1,520	44,946
K-V Pharmaceutical Co. * (Pharmaceuticals)	2,660	47,268
Kansas City Southern Industries, Inc. * (Transportation)	3,420	79,721
Kaydon Corp. (Metal Fabricate/Hardware)	2,090	59,377
KCS Energy, Inc. * (Oil & Gas)	3,230	88,922
Keane, Inc. * (Software)	3,990	45,606

See accompanying notes to the Schedules of Portfolio Investments.

Kellwood Co. (Apparel)	2,660	68,760
Kelly Services, Inc. - Class A (Commercial Services)	2,850	87,380
KEMET Corp. * (Electronics)	7,220	60,504
Kennametal, Inc. (Hand/Machine Tools)	1,710	83,858
Kenneth Cole Productions, Inc. (Retail)	1,520	41,481
Keynote Systems, Inc. * (Internet)	4,370	56,723
KFx, Inc. * (Energy - Alternate Sources)	2,850	48,792
Kilroy Realty Corp. (REIT)	1,140	63,874
Kimball International, Inc. - Class B (Home Furnishings)	3,990	48,239
Kindred Healthcare, Inc. * (Healthcare - Services)	1,140	33,972
Kirby Corp. * (Transportation)	1,140	56,350
KNBT Bancorp, Inc. (Savings & Loans)	4,180	65,083
Knight Capital Group, Inc. - Class A * (Diversified Financial Services)	6,460	53,683
Knight Transportation, Inc. (Transportation)	1,900	46,284
Komag, Inc. * (Computers)	1,520	48,579
Kronos, Inc. * (Computers)	1,520	67,853
Kyphon, Inc. * (Healthcare - Products)	1,520	66,789
La Quinta Corp. * (Lodging)	7,220	62,742
La-Z-Boy, Inc. (Home Furnishings)	2,850	37,592
LabOne, Inc. * (Healthcare - Services)	1,140	49,590
Labor Ready, Inc. * (Commercial Services)	2,470	63,356
Laclede Group, Inc. (Gas)	1,520	49,385
Lakeland Financial Corp. (Banks)	1,900	78,564
Lancaster Colony Corp. (Miscellaneous Manufacturing)	950	40,850
Landauer, Inc. (Commercial Services)	760	37,240
Lasalle Hotel Properties (REIT)	1,710	58,910
Laserscope * (Healthcare - Products)	950	26,771
LCA-Vision, Inc. (Healthcare - Products)	950	35,264
Lennox International, Inc. (Building Materials)	2,280	62,495
Level 3 Communications, Inc. * (Telecommunications)	28,500	66,120
Lexington Corporate Properties Trust (REIT)	2,280	53,694
LIFE TIME FITNESS, Inc. * (Leisure Time)	1,330	44,076
Lin TV Corp. - Class A * (Media)	3,230	45,059
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,710	67,374
Linens ’n Things, Inc. * (Retail)	2,280	60,876
Littelfuse, Inc. * (Electrical Components & Equipment)	1,520	42,758
LKQ Corp. * (Distribution/Wholesale)	1,140	34,428
Lone Star Technologies, Inc. * (Oil & Gas Services)	1,330	73,935
Longs Drug Stores Corp. (Retail)	1,520	65,193
Longview Fibre Co. (Forest Products & Paper)	2,280	44,437

See accompanying notes to the Schedules of Portfolio Investments.

M/I Schottenstein Homes, Inc. (Home Builders)	760	41,238
Macdermid, Inc. (Chemicals)	1,710	44,905
Macrovision Corp. * (Entertainment)	2,660	50,806
MAF Bancorp, Inc. (Savings & Loans)	1,140	46,740
Magellan Health Services, Inc. * (Healthcare - Services)	1,520	53,428
Maguire Properties, Inc. (REIT)	1,520	45,676
Manhattan Associates, Inc. * (Computers)	2,470	57,304
Manitowoc Co. (Machinery-Diversified)	1,710	85,928
Martek Biosciences Corp. * (Biotechnology)	1,330	46,723
MascoTech, Inc. (a) * (Auto Parts & Equipment)	1,386	0
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	1,520	57,441
Maverick Tube Corp. * (Oil & Gas Services)	1,900	57,000
Maximus, Inc. (Commercial Services)	1,330	47,548
Maxtor Corp. * (Computers)	10,450	45,980
Maytag Corp. (Home Furnishings)	3,420	62,449
MB Financial, Inc. (Banks)	1,520	59,250
Medarex, Inc. * (Pharmaceuticals)	5,700	54,264
Media General, Inc. - Class A (Media)	1,140	66,131
Medicis Pharmaceutical Corp. (Pharmaceuticals)	2,280	74,237
Mentor Corp. (Healthcare - Products)	1,330	73,163
Mentor Graphics Corp. * (Computers)	3,990	34,314
Mercantile Bank Corp. (Banks)	1,140	48,781
Mercury Computer Systems, Inc. * (Computers)	1,520	39,900
MeriStar Hospitality Corp. * (REIT)	4,370	39,898
Methode Electronics, Inc. - Class A (Electronics)	3,420	39,398
Metris Cos., Inc. * (Diversified Financial Services)	3,040	44,475
MGE Energy, Inc. (Electric)	1,140	41,621
MGI Pharma, Inc. * (Pharmaceuticals)	3,230	75,291
Micrel, Inc. * (Semiconductors)	5,130	57,610
Micros Systems, Inc. * (Computers)	1,710	74,813
Microsemi Corp. * (Semiconductors)	3,040	77,642
MicroStrategy, Inc. - Class A * (Software)	760	53,420
Mid-America Apartment Communities, Inc. (REIT)	950	44,185
Mid-State Bancshares (Banks)	1,520	41,815
Midas, Inc. * (Commercial Services)	1,900	37,772
Midwest Banc Holdings, Inc. (Banks)	2,470	57,106
Mine Safety Appliances Co. (Environmental Control)	1,330	51,471
Minerals Technologies, Inc. (Chemicals)	950	54,350
Modine Manufacturing Co. (Auto Parts & Equipment)	1,710	62,723
Monaco Coach Corp. (Home Builders)	2,280	33,607
Moneygram International, Inc. (Software)	3,610	78,373
Moog, Inc. - Class A * (Aerospace/Defense)	1,520	44,870

See accompanying notes to the Schedules of Portfolio Investments.

Movie Gallery, Inc. (Retail)	1,330	13,819
MPS Group, Inc. * (Commercial Services)	6,080	71,744
MTS Systems Corp. (Computers)	1,140	43,058
Mueller Industries, Inc. (Metal Fabricate/Hardware)	1,710	47,487
Myriad Genetics, Inc. * (Biotechnology)	3,040	66,454
Nabi Biopharmaceuticals * (Pharmaceuticals)	2,850	37,335
Nasdaq Stock Market, Inc. * (Diversified Financial Services)	1,710	43,349
National Financial Partners (Diversified Financial Services)	1,710	77,189
National Penn Bancshares, Inc. (Banks)	2,090	52,020
National Presto Industries, Inc. (Housewares)	2,090	89,473
Nationwide Health Properties, Inc. (REIT)	2,470	57,551
Navigant Consulting Co. * (Commercial Services)	2,470	47,325
NBT Bancorp, Inc. (Banks)	2,090	49,303
NBTY, Inc. * (Pharmaceuticals)	2,280	53,580
NCI Building Systems, Inc * (Building Materials)	1,330	54,251
NCO Group, Inc. * (Commercial Services)	2,090	43,179
Nektar Therapeutics * (Biotechnology)	3,990	67,631
NetBank, Inc. (Internet)	5,510	45,788
NETGEAR, Inc. * (Telecommunications)	1,900	45,714
NetIQ Corp. * (Software)	3,800	46,512
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	2,280	112,153
New Jersey Resources Corp. (Gas)	1,140	52,416
NewAlliance Bancshares, Inc. (Savings & Loans)	6,270	91,792
Newcastle Investment Corp. (REIT)	1,710	47,709
Newpark Resources, Inc. * (Oil & Gas Services)	5,510	46,394
NGP Capital Resources Co. (Investment Companies)	4,940	74,396
NICOR, Inc. (Gas)	950	39,929
Nordson Corp. (Machinery-Diversified)	1,520	57,806
Northwest Natural Gas Co. (Gas)	1,330	49,503
NorthWestern Corp. (Electric)	1,330	40,153
Novastar Financial, Inc. (REIT)	950	31,341
NPS Pharmaceuticals, Inc. * (Pharmaceuticals)	4,560	46,102
Nu Skin Enterprises, Inc. (Retail)	2,470	47,054
Oceaneering International, Inc. * (Oil & Gas Services)	2,090	111,627
Offshore Logistics, Inc. * (Transportation)	1,520	56,240
Ohio Casualty Corp. (Insurance)	2,470	66,986
Oil States International, Inc. * (Oil & Gas Services)	2,280	82,787

See accompanying notes to the Schedules of Portfolio Investments.

Old National Bancorp (Banks)	2,850	60,477
Old Second Bancorp, Inc. (Banks)	1,520	45,357
Olin Corp. (Chemicals)	3,040	57,729
OM Group, Inc. * (Chemicals)	1,520	30,598
OMEGA Healthcare Investors, Inc. (REIT)	3,420	47,606
OmniVision Technologies, Inc. * (Semiconductors)	3,230	40,763
ON Semiconductor Corp. * (Semiconductors)	8,170	42,239
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	1,520	37,970
Openwave Systems, Inc. * (Internet)	3,610	64,908
Orbital Sciences Corp. * (Aerospace/Defense)	3,990	49,875
Otter Tail Power Co. (Electric)	1,710	52,907
Owens & Minor, Inc. (Distribution/Wholesale)	1,900	55,765
Oxford Industries, Inc. (Apparel)	1,140	51,437
P.F. Chang’s China Bistro, Inc. * (Retail)	1,520	68,142
Pacer International, Inc. (Transportation)	1,710	45,076
Pacific Capital Bancorp (Banks)	1,900	63,251
Pacific Sunwear of California, Inc. * (Retail)	3,420	73,324
Palm, Inc. * (Computers)	1,710	48,444
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	1,710	45,520
Parametric Technology Corp. * (Software)	12,540	87,403
Park Electrochemical Corp. (Electronics)	2,470	65,826
Park National Corp. (Banks)	570	61,714
Parker Drilling Co. * (Oil & Gas)	6,460	59,884
Partners Trust Financial Group, Inc. (Savings & Loans)	3,420	39,398
Payless ShoeSource, Inc. * (Retail)	3,040	52,896
Pediatrix Medical Group, Inc. * (Healthcare - Services)	950	72,979
Peet’s Coffee & Tea, Inc. * (Beverages)	1,330	40,725
Penn Virginia Corp. (Oil & Gas)	1,140	65,789
Pennsylvania REIT	1,330	56,099
Peoples Energy Corp. (Gas)	1,140	44,893
Pep Boys-Manny, Moe & Jack (Retail)	3,230	44,703
Performance Food Group Co. * (Food)	1,710	53,968
Pericom Semiconductor Corp. * (Semiconductors)	7,410	65,504
Perot Systems Corp. - Class A * (Computers)	4,560	64,524
Perrigo Co. (Pharmaceuticals)	3,990	57,097
PETCO Animal Supplies, Inc. * (Retail)	2,660	56,286
Pharmion Corp. * (Pharmaceuticals)	1,710	37,295
PHH Corp. * (Commercial Services)	2,280	62,609
Phillips-Van Heusen Corp. (Apparel)	1,900	58,938
Photronics, Inc. * (Semiconductors)	1,710	33,174
Pier 1 Imports, Inc. (Retail)	4,560	51,391
Pinnacle Entertainment, Inc. * (Entertainment)	2,660	48,758

See accompanying notes to the Schedules of Portfolio Investments.

Plantronics, Inc. (Telecommunications)	2,470	76,101
Plexus Corp. * (Electronics)	3,800	64,942
PMC-Sierra, Inc. * (Semiconductors)	9,120	80,347
Polycom, Inc. * (Telecommunications)	4,750	76,808
PolyMedica Corp. (Healthcare - Products)	1,520	53,109
Post Properties, Inc. (REIT)	1,710	63,698
Potlatch Corp. (Forest Products & Paper)	1,330	69,319
Power Integrations, Inc. * (Semiconductors)	2,090	45,458
Powerwave Technologies, Inc. * (Telecommunications)	5,320	69,107
Premiere Global Services, Inc. * (Telecommunications)	3,800	31,084
Price Communications Corp. * (Telecommunications)	3,990	65,636
Priority Healthcare Corp. - Class B * (Pharmaceuticals)	1,900	52,934
ProAssurance Corp. * (Insurance)	1,330	62,071
Progress Software Corp. * (Software)	1,900	60,363
ProQuest Co. * (Internet)	1,710	61,902
Prosperity Bancshares, Inc. (Banks)	2,090	63,223
Provident Bankshares Corp. (Banks)	1,520	52,866
Provident Financial Services, Inc. (Savings & Loans)	3,040	53,504
Provident New York Bancorp (Savings & Loans)	4,750	55,433
PS Business Parks, Inc. (REIT)	760	34,808
PSS World Medical, Inc. * (Healthcare - Products)	3,230	43,088
Psychiatric Solutions, Inc. * (Healthcare - Services)	950	51,519
Quanex Corp. (Metal Fabricate/Hardware)	1,140	75,491
Quanta Services, Inc. * (Commercial Services)	5,130	65,459
Quest Software, Inc. * (Software)	3,800	57,266
Radio One, Inc. * (Media)	4,370	57,466
RAIT Investment Trust (REIT)	1,520	43,320
Ralcorp Holdings, Inc. (Food)	1,330	55,754
Rambus, Inc. * (Semiconductors)	3,800	45,980
RARE Hospitality International, Inc. * (Retail)	1,900	48,830
RC2 Corp. * (Toys/Games/Hobbies)	1,330	44,901
Reader’s Digest Association, Inc. (Media)	4,560	72,823
Red Robin Gourmet Burgers, Inc. * (Retail)	760	34,838
Redwood Trust, Inc. (REIT)	760	36,944
Regal-Beloit Corp. (Hand/Machine Tools)	2,280	73,963
Regis Corp. (Retail)	2,280	86,229
Reliance Steel & Aluminum Co. (Iron/Steel)	1,710	90,510
Remington Oil & Gas Corp. * (Oil & Gas)	1,710	70,965
Republic Bancorp, Inc. (Banks)	3,420	48,359

See accompanying notes to the Schedules of Portfolio Investments.

Resource America, Inc. - Class A (Holding Companies - Diversified)	1,330	23,581
Resources Connection, Inc. * (Commercial Services)	2,090	61,927
RF Micro Devices, Inc. * (Telecommunications)	10,260	57,969
RLI Corp. (Insurance)	1,140	52,736
Rogers Corp. * (Electronics)	1,140	44,118
RSA Security, Inc. * (Internet)	3,800	48,298
Ruby Tuesday, Inc. (Retail)	2,850	62,016
Ruddick Corp. (Food)	2,280	52,554
Russell Corp. (Apparel)	2,470	34,679
Ryan’s Restaurant Group, Inc. * (Retail)	3,990	46,563
S & T Bancorp, Inc. (Banks)	1,520	57,456
SafeNet, Inc. * (Telecommunications)	1,520	55,191
Saga Communications, Inc. * (Media)	4,180	55,594
Salix Pharmaceuticals, Ltd. * (Pharmaceuticals)	2,470	52,488
Sanderson Farms, Inc. (Food)	950	35,302
Sandy Spring Bancorp, Inc. (Banks)	1,520	51,224
Saxon Capital, Inc. (REIT)	1,900	22,515
ScanSource, Inc. * (Distribution/Wholesale)	950	46,303
Scholastic Corp. * (Media)	1,710	63,202
School Specialty, Inc. * (Retail)	1,140	55,609
SEACOR SMIT, Inc. * (Oil & Gas Services)	950	68,951
Select Comfort Corp. * (Retail)	1,900	37,962
Selective Insurance Group, Inc. (Insurance)	1,140	55,746
Semtech Corp. * (Semiconductors)	4,750	78,233
Senior Housing Properties Trust (REIT)	2,280	43,320
Sensient Technologies Corp. (Chemicals)	2,470	46,807
SERENA Software, Inc. * (Software)	2,090	41,654
Serologicals Corp. * (Biotechnology)	2,660	60,010
SFBC International, Inc. * (Commercial Services)	950	42,171
Shaw Group, Inc. * (Engineering & Construction)	3,230	79,651
Shuffle Master, Inc. * (Entertainment)	2,470	65,282
Sierra Pacific Resources * (Electric)	4,940	73,358
Sigmatel, Inc. * (Semiconductors)	1,710	34,610
Silicon Image, Inc. * (Semiconductors)	4,560	40,538
Silicon Laboratories, Inc. * (Semiconductors)	1,900	57,741
Simpson Manufacturing Co., Inc. (Building Materials)	1,900	74,366
Sinclair Broadcast Group, Inc. - Class A (Media)	4,560	40,447
Skyline Corp. (Home Builders)	1,520	61,773
SkyWest, Inc. (Airlines)	2,280	61,150
Skyworks Solutions, Inc. * (Semiconductors)	7,410	52,018
Sohu.com, Inc. * (Internet)	1,520	26,038
SonoSite, Inc. * (Healthcare - Products)	1,140	33,835

See accompanying notes to the Schedules of Portfolio Investments.

Sonus Networks, Inc. * (Telecommunications)	9,500	55,100
South Jersey Industries, Inc. (Gas)	950	27,683
Sovran Self Storage, Inc. (REIT)	760	37,202
Spherion Corp. * (Commercial Services)	8,740	66,424
Spinnaker Exploration Co. * (Oil & Gas)	1,520	98,329
Spirit Finance Corp. (REIT)	3,610	40,613
St. Mary Land & Exploration Co. (Oil & Gas)	2,280	83,448
Stage Stores, Inc. (Retail)	1,140	30,632
Standex International Corp. (Miscellaneous Manufacturing)	1,520	40,022
Steel Dynamics, Inc. (Iron/Steel)	1,900	64,524
STERIS Corp. (Healthcare - Products)	2,660	63,281
Sterling Bancshares, Inc. (Banks)	3,230	47,513
Sterling Financial Corp. - Spokane (Savings & Loans)	3,420	77,121
Stewart & Stevenson Services, Inc. (Machinery-Diversified)	2,090	49,847
Stewart Enterprises, Inc. - Class A (Commercial Services)	6,650	44,090
Stewart Information Services Corp. (Insurance)	950	48,640
Stone Energy Corp. * (Oil & Gas)	1,330	81,183
Strategic Hotel Capital, Inc. (REIT)	1,500	27,390
Strayer Education, Inc. (Commercial Services)	760	71,834
Sun Communities, Inc. (REIT)	1,140	37,346
Sunrise Assisted Living, Inc. * (Healthcare - Services)	1,330	88,764
Superior Energy Services, Inc. * (Oil & Gas Services)	4,370	100,903
Superior Industries International, Inc. (Auto Parts & Equipment)	1,520	32,710
SureWest Communications (Telecommunications)	2,090	59,941
SurModics, Inc. * (Healthcare - Products)	760	29,404
Susquehanna Bancshares, Inc. (Banks)	1,710	41,108
SVB Financial Group * (Banks)	1,520	73,933
Swift Energy Co. * (Oil & Gas)	1,330	60,848
Sybron Dental Special, Inc. * (Healthcare - Products)	1,710	71,102
Sycamore Networks, Inc. * (Telecommunications)	15,200	57,304
Symyx Technologies, Inc. * (Chemicals)	1,710	44,665
Tanger Factory Outlet Centers, Inc. (REIT)	1,330	36,987
Taubman Centers, Inc. (REIT)	2,090	66,252
TBC Corp. * (Retail)	1,520	52,425
Technitrol, Inc. (Electronics)	4,370	66,948
Tekelec * (Telecommunications)	2,660	55,727
Teledyne Technologies, Inc. * (Aerospace/Defense)	1,710	58,944
Telik, Inc. * (Biotechnology)	3,610	59,060
Tennant Co. (Machinery-Diversified)	1,330	54,503
Tenneco Automotive, Inc. * (Auto Parts & Equipment)	2,660	46,577

See accompanying notes to the Schedules of Portfolio Investments.

Tessera Technologies, Inc. * (Semiconductors)	1,900	56,829
TETRA Technologies, Inc. * (Oil & Gas Services)	2,850	88,977
Texas Capital Bancshares, Inc. * (Banks)	2,280	48,222
Texas Industries, Inc. (Building Materials)	950	51,680
Texas Regional Bancshares, Inc. - Class A (Banks)	1,900	54,701
The Children’s Place Retail Stores, Inc. * (Retail)	950	33,858
The Finish Line, Inc. - Class A (Retail)	2,280	33,265
The Genlyte Group, Inc. * (Building Materials)	950	45,676
The Liberty Corp. (Media)	950	44,546
The Medicines Co. * (Pharmaceuticals)	3,040	69,950
The Nautilus Group, Inc. (Leisure Time)	1,710	37,740
The Navigators Group, Inc. * (Insurance)	1,140	42,545
The Phoenix Cos., Inc. (Insurance)	4,750	57,950
The Sports Authority, Inc. * (Retail)	1,330	39,155
The Steak n Shake Co. * (Retail)	2,850	51,728
The Stride Rite Corp. (Apparel)	3,040	38,973
The Topps Co., Inc. (Toys/Games/Hobbies)	5,510	45,237
The Warnaco Group, Inc. * (Apparel)	2,660	58,281
Thor Industries, Inc. (Home Builders)	1,710	58,140
Thoratec Corp. * (Healthcare - Products)	2,470	43,867
THQ, Inc. * (Software)	2,850	60,762
Tibco Software, Inc. * (Internet)	9,500	79,420
Tierone Corp. (Savings & Loans)	2,470	64,986
Todco - Class A (Oil & Gas)	2,470	103,023
Too, Inc. * (Retail)	1,900	52,117
Tootsie Roll Industries, Inc. (Food)	1,330	42,228
Town & Country Trust (REIT)	1,330	38,597
Tractor Supply Co. * (Retail)	1,330	60,715
Trammell Crow Co. * (Real Estate)	1,710	42,203
Transaction Systems Architect, Inc. * (Software)	2,280	63,498
Tredegar Corp. (Miscellaneous Manufacturing)	3,230	42,022
Triarc Cos., Inc. (Retail)	2,660	40,618
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,900	76,931
Triumph Group, Inc. * (Aerospace/Defense)	1,330	49,436
TrustCo Bank Corp. NY (Banks)	3,800	47,614
Trustmark Corp. (Banks)	1,900	52,915
Trustreet Properties, Inc. (REIT)	2,660	41,629
Tuesday Morning Corp. (Retail)	1,330	34,407
Tupperware Corp. (Household Products/Wares)	2,660	60,595
U-Store-It Trust (REIT)	2,660	53,918
UCBH Holdings, Inc. (Banks)	3,990	73,097

See accompanying notes to the Schedules of Portfolio Investments.

UICI (Insurance)	1,000	36,000
UMB Financial Corp. (Banks)	760	49,917
Umpqua Holdings Corp. (Banks)	2,470	60,070
Unisource Energy Corp. (Electric)	1,520	50,525
United Auto Group, Inc. (Retail)	1,520	50,221
United Bankshares, Inc. (Banks)	1,330	46,484
United Community Banks, Inc. (Banks)	1,710	48,735
United Natural Foods, Inc. * (Food)	1,900	67,183
United Rentals, Inc. * (Commercial Services)	2,660	52,429
United Stationers, Inc. * (Distribution/Wholesale)	1,520	72,747
United Surgical Partners International, Inc. * (Healthcare - Services)	1,520	59,447
United Therapeutics Corp. * (Pharmaceuticals)	950	66,310
Universal Corp. (Agriculture)	1,140	44,266
Unizan Financial Corp. (Banks)	1,900	45,999
Unova, Inc. * (Machinery-Diversified)	2,470	86,400
URS Corp. * (Engineering & Construction)	1,900	76,741
USA Mobility, Inc. * (Telecommunications)	1,520	41,010
USEC, Inc. (Mining)	3,800	42,408
UTStarcom, Inc. * (Telecommunications)	5,130	41,912
Vail Resorts, Inc. * (Entertainment)	1,520	43,700
Valassis Communications, Inc. * (Commercial Services)	2,280	88,873
ValueClick, Inc. * (Internet)	4,560	77,930
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	2,090	88,553
Varian, Inc. * (Electronics)	1,520	52,166
Ventana Medical Systems, Inc. * (Healthcare - Products)	1,330	50,633
Ventiv Health, Inc. * (Advertising)	2,470	64,739
Veritas DGC, Inc. * (Oil & Gas Services)	1,710	62,620
Vertex Pharmaceuticals, Inc. * (Biotechnology)	4,180	93,423
Viad Corp. (Commercial Services)	2,280	62,358
Viasys Healthcare, Inc. * (Healthcare - Products)	1,710	42,733
Visteon Corp. (Auto Parts & Equipment)	5,130	50,171
W Holding Co., Inc. (Banks)	4,370	41,777
W-H Energy Services, Inc. * (Oil & Gas Services)	2,090	67,758
Wabash National Corp. (Auto Manufacturers)	1,900	37,354
Wabtec Corp. (Machinery-Diversified)	2,850	77,748
Waddell & Reed Financial, Inc. (Diversified Financial Services)	3,420	66,211
Walter Industries, Inc. (Holding Companies - Diversified)	1,520	74,358
Washington Group International, Inc. * (Engineering & Construction)	1,140	61,435
Washington REIT	1,710	53,198
Waste Connections, Inc. * (Environmental Control)	2,470	86,647

See accompanying notes to the Schedules of Portfolio Investments.

Watsco, Inc. (Distribution/Wholesale)	1,330	70,636
Watson Wyatt & Co. Holdings (Commercial Services)	3,040	81,927
Watts Industries, Inc. - Class A (Electronics)	2,090	60,297
WCI Communities, Inc. * (Home Builders)	1,520	43,122
WD-40 Co. (Household Products/Wares)	1,330	35,258
WebEx Communications, Inc. * (Internet)	1,900	46,569
Websense, Inc. * (Internet)	1,330	68,109
Werner Enterprises, Inc. (Transportation)	2,090	36,136
Wesbanco, Inc. (Banks)	1,330	36,575
WESCO International, Inc. * (Distribution/Wholesale)	1,520	51,482
West Coast Bancorp (Banks)	2,090	52,250
West Pharmaceutical Services, Inc. (Healthcare - Products)	1,710	50,736
Westamerica Bancorp (Banks)	1,520	78,507
WGL Holdings, Inc. (Gas)	1,520	48,838
Whiting Petroleum Corp. * (Oil & Gas)	1,330	58,307
Wind River Systems, Inc. * (Software)	3,990	51,591
Winnebago Industries, Inc. (Home Builders)	1,710	49,539
Wintrust Financial Corp. (Banks)	1,520	76,394
Witness Systems, Inc. * (Software)	2,850	59,537
WMS Industries, Inc. * (Leisure Time)	1,330	37,413
Wolverine World Wide, Inc. (Apparel)	2,850	59,993
Woodward Governor Co. (Electronics)	570	48,479
Worthington Industries, Inc. (Metal Fabricate/Hardware)	3,420	71,923
Wright Express Corp. * (Commercial Services)	1,900	41,021
Wright Medical Group, Inc. * (Healthcare - Products)	1,520	37,514
Yankee Candle Co., Inc. (Household Products/Wares)	2,090	51,205
York International Corp. (Building Materials)	1,710	95,879
Zale Corp. * (Retail)	2,280	61,970
Zenith National Insurance Corp. (Insurance)	760	47,644
Zoll Medical Corp. * (Healthcare - Products)	1,900	49,875

Total Common Stocks (Cost $41,995,984)		43,445,053

	Principal Amount
Repurchase Agreements (13.8%)
UBS**, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $7,762,296 (Collateralized by $7,978,000 various U.S. Government Agency Obligations, 3.555% - 3.775%, 11/1/05 – 12/12/05, market value $7,919,248)	$7,760,000	7,760,000

Total Repurchase Agreements (Cost $7,760,000)		7,760,000

Total Investment Securities - 90.7%		$51,205,053

Percentages indicated are based on net assets of $56,425,801.

See accompanying notes to the Schedules of Portfolio Investments.

*	Non-income producing security

**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

(a)	Escrowed Security

REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring December 2005 (Underlying face amount at value $669,900)	10	$11,428
Russell 2000 Futures Contract expiring December 2005 (Underlying face amount at value $19,427,100)	58	(188,761)

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 10/28/05 (Underlying notional amount at value $2,880,827)	4,314	$38,540
Equity Index Swap Agreement based on the Russell 2000 Index expiring 10/28/05 (Underlying notional amount at value $45,475,620)	68,098	485,644

ProFund VP UltraSmall-Cap invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Advertising	0.3%
Aerospace/Defense	1.3%
Agriculture	0.2%
Airlines	0.3%
Apparel	0.8%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.7%
Banks	7.0%
Beverages	0.2%
Biotechnology	1.6%
Building Materials	1.1%
Chemicals	0.9%
Commercial Services	4.0%
Computers	1.9%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.9%
Diversified Financial Services	1.1%
Electric	1.4%
Electrical Components & Equipment	0.3%
Electronics	1.9%
Energy-Alternate Sources	0.3%
Engineering & Construction	0.7%
Entertainment	0.5%
Environmental Control	0.3%
Food	0.9%
Forest Products & Paper	0.3%
Gas	0.6%
Hand/Machine Tools	0.6%
Healthcare-Products	2.5%
Healthcare-Services	1.2%
Holding Companies-Diversified	0.2%
Home Builders	0.6%
Home Furnishings	0.4%
Household Products/Wares	0.8%
Housewares	0.2%
Insurance	1.3%
Internet	2.4%
Investment Companies	0.2%
Iron/Steel	0.5%
Leisure Time	0.3%
Lodging	0.4%
Machinery-Construction & Mining	0.2%
Machinery-Diversified	1.6%

See accompanying notes to the Schedules of Portfolio Investments.

Media	1.5%
Metal Fabricate/Hardware	0.6%
Mining	0.2%
Miscellaneous Manufacturing	1.4%
Office/Business Equipment	0.3%
Oil & Gas	3.2%
Oil & Gas Services	1.9%
Packaging & Containers	0.1%
Pharmaceuticals	2.6%
Real Estate	0.2%
Real Estate Investment Trust	4.4%
Retail	4.6%
Savings & Loans	2.0%
Semiconductors	3.1%
Software	2.5%
Telecommunications	3.3%
Textiles	0.2%
Toys/Games/Hobbies	0.2%
Transportation	1.1%
Trucking & Leasing	0.1%
Water	0.2%
Other ***	13.8%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP UltraOTC

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (83.8%)
Adobe Systems, Inc. (Software)	25,807	$770,339
Altera Corp. * (Semiconductors)	27,974	534,583
Amazon.com, Inc. * (Internet)	14,578	660,383
American Power Conversion Corp.	10,441	270,422
(Electrical Components & Equipment) Amgen, Inc. * (Biotechnology)	30,732	2,448,418
Apollo Group, Inc. - Class A * (Commercial Services)	9,850	653,942
Apple Computer, Inc. * (Computers)	62,055	3,326,768
Applied Materials, Inc. (Semiconductors)	44,916	761,775
ATI Technologies, Inc. * (Semiconductors)	13,396	186,740
Autodesk, Inc. (Software)	12,805	594,664
BEA Systems, Inc. * (Software)	19,503	175,137
Bed Bath & Beyond, Inc. * (Retail)	21,276	854,870
Biogen Idec, Inc. * (Biotechnology)	19,700	777,756
Biomet, Inc. (Healthcare - Products)	17,927	622,246
Broadcom Corp. - Class A * (Semiconductors)	13,790	646,889
C.H. Robinson Worldwide, Inc. (Transportation)	4,531	290,528
Career Education Corp. * (Commercial Services)	5,516	196,149
CDW Corp. (Distribution/Wholesale)	4,531	266,966
Celgene Corp. * (Biotechnology)	8,865	481,547
Check Point Software Technologies, Ltd. * (Internet)	13,002	316,209
Chiron Corp. * (Biotechnology)	13,987	610,113
Cintas Corp. (Textiles)	10,835	444,777
Cisco Systems, Inc. * (Telecommunications)	122,337	2,193,502
Citrix Systems, Inc. * (Software)	10,835	272,392
Cognizant Technology Solutions Corp. * (Computers)	7,092	330,416
Comcast Corp. - Special Class A * (Media)	51,023	1,499,056
Comverse Technology, Inc. * (Telecommunications)	11,229	294,986
Costco Wholesale Corp. (Retail)	13,593	585,722
Dell, Inc. * (Computers)	47,280	1,616,976
DENTSPLY International, Inc. (Healthcare - Products)	4,137	223,481
Dollar Tree Stores, Inc. * (Retail)	5,516	119,421
eBay, Inc. * (Internet)	54,175	2,232,010
EchoStar Communications Corp. - Class A (Media)	11,820	349,517
Electronic Arts, Inc. * (Software)	16,351	930,208
Expeditors International of Washington, Inc. (Transportation)	5,516	313,198
Express Scripts, Inc * (Pharmaceuticals)	7,092	441,122
Fastenal Co. (Distribution/Wholesale)	3,940	240,695

See accompanying notes to the Schedules of Portfolio Investments.

Fiserv, Inc. * (Software)	12,608	578,329
Flextronics International, Ltd. * (Electronics)	33,293	427,815
Garmin, Ltd. (Electronics)	5,319	360,788
Genzyme Corp. * (Biotechnology)	17,336	1,241,951
Gilead Sciences, Inc. * (Pharmaceuticals)	24,034	1,171,898
IAC/InterActiveCorp * (Internet)	18,912	479,419
Intel Corp. (Semiconductors)	114,260	2,816,509
Intersil Corp. - Class A (Semiconductors)	8,274	180,208
Intuit, Inc. * (Software)	12,214	547,309
Invitrogen Corp. * (Biotechnology)	2,758	207,484
JDS Uniphase Corp. * (Telecommunications)	101,061	224,355
Juniper Networks, Inc. * (Telecommunications)	19,700	468,663
KLA -Tencor Corp. (Semiconductors)	12,805	624,372
Lam Research Corp. * (Semiconductors)	7,486	228,098
Lamar Advertising Co. * (Advertising)	4,531	205,526
Level 3 Communications, Inc. * (Telecommunications)	37,036	85,924
Liberty Global, Inc. - Class A * (Media)	13,002	352,094
Lincare Holdings, Inc. * (Healthcare - Services)	5,122	210,258
Linear Technology Corp. (Semiconductors)	22,064	829,386
Marvell Technology Group, Ltd. * (Semiconductors)	14,381	663,108
Maxim Integrated Products, Inc. (Semiconductors)	24,625	1,050,256
MCI, Inc. (Telecommunications)	19,109	484,795
MedImmune, Inc. * (Biotechnology)	14,184	477,292
Mercury Interactive Corp. * (Software)	4,925	195,030
Microchip Technology, Inc. (Semiconductors)	9,259	278,881
Microsoft Corp. (Software)	197,591	5,084,016
Millennium Pharmaceuticals, Inc. * (Biotechnology)	18,124	169,097
Molex, Inc. (Electrical Components & Equipment)	5,319	141,911
Network Appliance, Inc. * (Computers)	20,685	491,062
Novellus Systems, Inc. (Semiconductors)	7,486	187,749
NTL, Inc. * (Telecommunications)	4,925	328,990
Oracle Corp. * (Software)	115,442	1,430,326
PACCAR, Inc. (Auto Manufacturers)	10,244	695,465
Patterson Dental Co. * (Healthcare - Products)	7,092	283,893
Paychex, Inc. (Commercial Services)	19,306	715,866
Petsmart, Inc. (Retail)	7,683	167,336
Pixar Animation Studios * (Software)	6,304	280,591
QLogic Corp. * (Semiconductors)	4,925	168,435
Qualcomm, Inc. (Telecommunications)	105,592	4,725,243
Research In Motion, Ltd. * (Computers)	10,244	700,690

See accompanying notes to the Schedules of Portfolio Investments.

Ross Stores, Inc. (Retail)	7,683	182,087
SanDisk Corp. * (Computers)	8,865	427,736
Sanmina-SCI Corp. * (Electronics)	30,141	129,305
Sears Holdings Corp. * (Retail)	9,259	1,152,005
Sepracor, Inc. * (Pharmaceuticals)	5,516	325,389
Siebel Systems, Inc. (Software)	32,702	337,812
Sigma-Aldrich Corp. (Chemicals)	3,546	227,157
Sirius Satellite Radio, Inc. * (Media)	77,027	504,527
Smurfit-Stone Container Corp. * (Packaging & Containers)	13,396	138,783
Staples, Inc. (Retail)	26,398	562,805
Starbucks Corp. * (Retail)	28,565	1,431,107
Sun Microsystems, Inc. * (Computers)	79,391	311,213
Symantec Corp. * (Internet)	67,177	1,522,231
Synopsys, Inc. * (Computers)	7,092	134,039
Telefonaktiebolaget LM Ericsson ADR (Telecommunications)	5,910	217,724
Tellabs, Inc. * (Telecommunications)	13,593	142,998
Teva Pharmaceutical Industries, Ltd. ADR (Pharmaceuticals)	25,610	855,886
VeriSign, Inc. * (Internet)	13,396	286,273
Whole Foods Market, Inc. (Food)	3,546	476,760
Wynn Resorts, Ltd. * (Lodging)	5,713	257,942
Xilinx, Inc. (Semiconductors)	24,822	691,293
XM Satellite Radio Holdings, Inc. - Class A * (Media)	12,214	438,605
Yahoo!, Inc. * (Internet)	36,248	1,226,632

Total Common Stocks (Cost $47,072,228)		69,474,650

	Principal Amount
Repurchase Agreements (12.2%)
UBS**, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $10,074,980 (Collateralized by $10,400,00 various U.S. Government Agency Obligations, 3.00% - 3.775%, 11/1/05 – 3/2/07, market value $10,262,793)	$10,072,000	10,072,000

Total Repurchase Agreements (Cost $10,072,000)		10,072,000

TOTAL INVESTMENT SECURITIES (Cost $57,144,228) - 96.0%		$79,546,650

Percentages indicated are based on net assets of $82,860,666.

*	Non-income producing security

**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

ADR	American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ-100 Futures Contract expiring December 2005 (Underlying face amount at value $25,001,500)	155	$165,700

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini NASDAQ-100 Futures Contract expiring December 2005 (Underlying face amount at value $ 677,250)	21	$(5,315)

See accompanying notes to the Schedules of Portfolio Investments.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 10/28/05 (Underlying notional amount at value $47,091,370)	29,402	$954,528
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 10/28/05 (Underlying notional amount at value $24,758,402)	15,458	$400,487

ProFund VP UltraOTC invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Advertising	0.2%
Auto Manufacturers	0.8%
Biotechnology	7.7%
Chemicals	0.3%
Commercial Services	1.9%
Computers	8.9%
Distribution/Wholesale	0.6%
Electrical Components & Equipment	0.5%
Electronics	1.1%
Food	0.6%
Healthcare - Products	1.4%
Healthcare - Services	0.3%
Internet	8.1%
Lodging	0.3%
Media	3.8%
Packaging & Containers	0.2%
Pharmaceuticals	3.4%
Retail	6.1%
Semiconductors	11.9%
Software	13.4%
Telecommunications	11.1%
Textiles	0.5%
Transportation	0.7%
Other***	12.2%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Bear

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (102.7%)
Federal Farm Credit Bank*, 3.00%, 10/3/05	$23,285,000	$23,285,000
Federal Home Loan Bank*, 3.00%, 10/3/05	23,285,000	23,285,000
Federal Home Loan Mortgage Corp.*, 3.00%, 10/3/05	23,285,000	23,285,000
Federal National Mortgage Association*, 3.00%, 10/3/05	23,285,000	23,285,000

Total U.S. Government Agency Obligations (Cost $93,140,000)		93,140,000

Repurchase Agreements (25.7%)
UBS, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $23,280,885 (Collateralized by $23,859,000 various U.S. Government Agency Obligations, 1.904%-3.833%, 11/1/05 – 4/5/07, market value $23,735,471)	23,274,000	23,274,000

Total Repurchase Agreements (Cost $23,274,000)		23,274,000

	Contracts
Options Purchased (NM)
S&P 500 Futures Call Option expiring November 2005 @ $1,550	350	2,363

Total Options Purchased (Cost $5,850)		2,363

Total (Cost $116,419,850) - 128.4%		$116,416,363

Percentages indicated are based on net assets of $90,632,447.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring December 2005 (Underlying face amount is at value $617,125)	10	$1,350

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring December 2005 (Underlying face amount at value $51,211,000)	166	$334,636

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the S&P 500 Index expiring 10/28/05 (Underlying notional amount at value $35,060,162)	(28,532)	$(375,986)
Equity Index Swap Agreement based on the S&P 500 Index expiring 10/28/05 (Underlying notional amount at value $5,480,972)	(4,460)	(58,760)

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Short Mid-Cap

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (77.1%)
Federal Farm Credit Bank*, 3.00%, 10/3/05	$892,000	$892,000
Federal Home Loan Bank*, 3.00%, 10/3/05	892,000	892,000
Federal Home Loan Mortgage Corp.*, 3.00%, 10/3/05	892,000	892,000
Federal National Mortgage Association,*, 3.00%, 10/3/05	892,000	892,000

Total U.S. Government Agency Obligations (Cost $3,568,000)		3,568,000

Repurchase Agreements (19.2%)
UBS*, 3.55%, 10/3/05, dated 9/30/05, with a maturity value $891,264 (Collateralized by $920,000 Federal Home Loan Bank, 3.555%, 11/1/05, market value $917,093)	891,000	891,000

Total Repurchase Agreements (Cost $891,000)		891,000

	Contracts
Options Purchased (NM)
S&P MidCap 400 Futures Call Option expiring December 2005 @ $900	20	420

Total Options Purchased (Cost $580)		420

Total Investment Securities (Cost $4,459,580) - 96.3%		$4,459,420

Percentages indicated are based on net assets of $4,631,305.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Amount is less than 0.05%.

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring December 2005 (Underlying face amount at value $1,440,400)	20	$(40,710)
S&P MidCap 400 Futures Contract expiring December 2005 (Underlying face amount at value $360,100)	1	(1,046)

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 10/28/05 (Underlying notional amount at value $2,724,763)	(3,804)	$(47,060)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 10/28/05 (Underlying notional amount at value $93,544)	(131)	(1,617)

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Short Small-Cap

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (80.9%)
Federal Farm Credit Bank*, 3.00% 10/3/05	$8,862,000	$8,862,000
Federal Home Loan Bank*, 3.00% 10/3/05	8,862,000	8,862,000
Federal Home Loan Mortgage Corp.*, 3.00%, 10/3/05	8,862,000	8,862,000
Federal National Mortgage Association*, 3.00% 10/3/05	8,862,000	8,862,000

Total U.S. Government Agency Obligations (Cost $35,448,000)		35,448,000

Repurchase Agreements (20.2%)
UBS*, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $8,855,619 (Collateralized by $9,243,000 various Federal National Mortgage Association Securities, 2.35%-3.94%, 5/3/06 – 4/5/07, market value $9,019,023)	8,853,000	8,853,000

Total Repurchase Agreements (Cost $8,853,000)		8,853,000

	Contracts
Options Purchased (NM)
Russell 2000 Futures Call Option expiring October 2005 @ $208,000	50	1,025

Total Options Purchased (Cost $1,475)		1,025

Total Investment Securities (Cost $44,302,475) - 101.1%		$44,302,025

Percentages indicated are based on net assets of $43,810,114.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring December 2005 (Underlying face amount at value $1,339,800)	20	$(5,164)

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 10/28/05 (Underlying notional amount at value $506)	(1)	$(7)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 10/28/05 (Underlying notional amount at value $42,980,632)	(64,362)	(561,957)

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Short OTC

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (77.7%)
Federal Farm Credit Bank*, 3.00%, 10/3/05	$8,662,000	$8,662,000
Federal Home Loan Bank*, 3.00%, 10/3/05	8,662,000	8,662,000
Federal Home Loan Mortgage Corp.*, 3.00%, 10/3/05	8,662,000	8,662,000
Federal National Mortgage Association*, 3.00%, 10/3/05	8,662,000	8,662,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $34,648,000)		34,648,000

Repurchase Agreements (19.4%)
UBS*, 3.55%, 10/3/05 , dated 9/30/05, with a maturity value of $8,660,561 (Collateralized by $9,031,000 various U.S. Government Agency Obligations, 3.555% - 3.94%, 11/1/05 – 5/3/06, market value $8,836,525)	8,658,000	8,658,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,658,000)		8,658,000

	Contracts
Options Purchased (NM)
NASDAQ-100 Futures Call Option expiring November 2005 @ $2,600	250	950

TOTAL OPTIONS PURCHASED (Cost $2,375)		950

TOTAL INVESTMENT SECURITIES (Cost $43,308,375) - 97.1%		$43,306,950

Percentages indicated are based on net assets of $44,620,793.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini NASDAQ-100 Futures Contract expiring December 2005 (Underlying face amount at value $1,193,250)	37	$(8,295)
NASDAQ-100 Futures Contract expiring December 2005 (Underlying face amount at value $17,904,300)	111	(133,813)

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 10/28/05 (Underlying notional amount at value $13,700,963)	(8,554)	$(277,969)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 10/28/05 (Underlying notional amount at value $11,696,384)	(7,303)	$(263,439)

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Banks

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (94.6%)
Amcore Financial, Inc. (Banks)	92	$2,871
Amegy Bancorp, Inc. (Banks)	276	6,246
AmSouth Bancorp (Banks)	1,610	40,669
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	92	2,712
Associated Banc-Corp (Banks)	552	16,825
Astoria Financial Corp. (Savings & Loans)	460	12,153
BancorpSouth, Inc. (Banks)	322	7,358
Bank of America Corp. (Banks)	18,262	768,829
Bank of Hawaii Corp. (Banks)	230	11,321
Bank of New York Co., Inc. (Banks)	3,496	102,817
BB&T Corp. (Banks)	2,484	97,000
Cathay Bancorp, Inc. (Banks)	184	6,525
Chittenden Corp. (Banks)	230	6,097
Citigroup, Inc. (Diversified Financial Services)	23,552	1,072,087
Citizens Banking Corp. (Banks)	184	5,226
City National Corp. (Banks)	184	12,897
Comerica, Inc. (Banks)	782	46,060
Commerce Bancorp, Inc. (Banks)	736	22,588
Commerce Bancshares, Inc. (Banks)	322	16,577
Commercial Capital Bancorp, Inc. (Savings & Loans)	230	3,910
Commercial Federal Corp. (Savings & Loans)	184	6,282
Compass Bancshares, Inc. (Banks)	552	25,298
Cullen/Frost Bankers, Inc. (Banks)	230	11,348
Dime Community Bancshares, Inc. (Savings & Loans)	138	2,031
Doral Financial Corp. (Diversified Financial Services)	414	5,411
Downey Financial Corp. (Savings & Loans)	92	5,603
East-West Bancorp, Inc. (Banks)	230	7,829
F.N.B. Corp. (Banks)	230	3,974
Fifth Third Bancorp (Banks)	2,116	77,721
First BanCorp. (Banks)	322	5,448
First Horizon National Corp. (Banks)	552	20,065
First Midwest Bancorp, Inc. (Banks)	230	8,565
First Niagara Financial Group, Inc. (Savings & Loans)	552	7,971
FirstFed Financial Corp. * (Savings & Loans)	92	4,951
FirstMerit Corp. (Banks)	368	9,859
Fulton Financial Corp. (Banks)	690	11,558
Golden West Financial Corp. (Savings & Loans)	1,380	81,958

See accompanying notes to the Schedules of Portfolio Investments.

Greater Bay Bancorp (Banks)	230	5,667
Harbor Florida Bancshares, Inc. (Savings & Loans)	92	3,337
Hibernia Corp. (Banks)	690	20,728
Hudson City Bancorp, Inc. (Savings & Loans)	2,714	32,297
Hudson United Bancorp (Banks)	184	7,789
Huntington Bancshares, Inc. (Banks)	1,012	22,740
Independence Community Bank Corp. (Savings & Loans)	368	12,545
IndyMac Bancorp, Inc. (Diversified Financial Services)	276	10,924
J.P. Morgan Chase & Co. (Diversified Financial Services)	15,916	540,030
KeyCorp (Banks)	1,840	59,340
M&T Bank Corp. (Banks)	368	38,901
MAF Bancorp, Inc. (Savings & Loans)	138	5,658
Marshall & Ilsley Corp. (Banks)	874	38,028
Mercantile Bankshares Corp. (Banks)	368	19,828
National City Corp. (Banks)	2,530	84,603
NetBank, Inc. (Internet)	230	1,911
New York Community Bancorp (Savings & Loans)	1,104	18,106
North Fork Bancorp, Inc. (Banks)	1,978	50,439
Northern Trust Corp. (Banks)	874	44,181
OceanFirst Financial Corp. (Savings & Loans)	46	1,110
Old National Bancorp (Banks)	322	6,833
Pacific Capital Bancorp (Banks)	184	6,125
Park National Corp. (Banks)	46	4,980
People's Bank (Savings & Loans)	276	7,998
PFF Bancorp, Inc. (Savings & Loans)	92	2,784
PNC Financial Services Group (Banks)	1,334	77,399
Popular, Inc. (Banks)	1,104	26,739
Provident Bankshares Corp. (Banks)	138	4,800
Provident Financial Services, Inc. (Savings & Loans)	322	5,667
Regions Financial Corp. (Banks)	2,070	64,418
Republic Bancorp, Inc. (Banks)	322	4,553
Sky Financial Group, Inc. (Banks)	506	14,224
South Financial Group, Inc. (Banks)	322	8,642
Sovereign Bancorp, Inc. (Savings & Loans)	1,702	37,512
Sterling Bancshares, Inc. (Banks)	184	2,707
SunTrust Banks, Inc. (Banks)	1,656	115,009
Susquehanna Bancshares, Inc. (Banks)	230	5,529
SVB Financial Group * (Banks)	138	6,712
Synovus Financial Corp. (Banks)	1,150	31,878
TCF Financial Corp. (Banks)	598	15,997
TD Banknorth, Inc. (Banks)	368	11,092
Texas Regional Bancshares, Inc. - Class A (Banks)	184	5,297
The Colonial BancGroup, Inc. (Banks)	690	15,456

See accompanying notes to the Schedules of Portfolio Investments.

TrustCo Bank Corp. NY (Banks)	322	4,035
Trustmark Corp. (Banks)	230	6,406
U.S. Bancorp (Banks)	8,464	237,669
UCBH Holdings, Inc. (Banks)	414	7,584
UnionBanCal Corp. (Banks)	276	19,243
United Bankshares, Inc. (Banks)	184	6,431
Valley National Bancorp (Banks)	506	11,587
W Holding Co., Inc. (Banks)	598	5,717
Wachovia Corp. (Banks)	5,276	251,084
Washington Federal, Inc. (Savings & Loans)	414	9,340
Washington Mutual, Inc. (Savings & Loans)	4,002	156,958
Webster Financial Corp. (Banks)	230	10,341
Wells Fargo & Co. (Banks)	4,436	259,816
Westamerica Bancorp (Banks)	138	7,128
Whitney Holding Corp. (Banks)	276	7,463
Wilmington Trust Corp. (Banks)	322	11,737
Zions Bancorp (Banks)	414	29,481

TOTAL COMMON STOCKS (COST $3,887,134)		5,099,173

	Principal Amount
Repurchase Agreements (0.8%)
UBS, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $43,013 (Collateralized by $45,000 Federal Home Loan Bank, 3.555%, 11/1/05 market value $44,858)	$43,000	43,000

TOTAL REPURCHASE AGREEMENTS (Cost $43,000)		43,000

TOTAL INVESTMENT SECURITIES (Cost $3,930,134) —95.4%		$5,142,173

Percentages indicated are based on net assets of $5,390,418.

*	Non-income producing security

ProFund VP Banks invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Banks	56.6%
Diversified Financial Services	30.2%
Internet	NM
Savings & Loans	7.8%
Other**	0.8%

**	Includes non-equity securities.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Basic Materials

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (99.9%)
Air Products & Chemicals, Inc. (Chemicals)	9,581	$528,296
Airgas, Inc. (Chemicals)	2,860	84,742
AK Steel Holding Corp. * (Iron/Steel)	4,719	40,442
Albemarle Corp. (Chemicals)	1,716	64,693
Alcoa, Inc. (Mining)	39,325	960,316
Allegheny Technologies, Inc. (Iron/Steel)	3,432	106,323
Arch Coal, Inc. (Coal)	2,717	183,398
Ashland, Inc. (Chemicals)	3,289	181,684
Avery Dennison Corp. (Household Products/Wares)	4,433	232,245
Bowater, Inc. (Forest Products & Paper)	2,574	72,767
Cabot Corp. (Chemicals)	2,717	89,688
Cambrex Corp. (Biotechnology)	1,144	21,690
Caraustar Industries, Inc. * (Forest Products & Paper)	1,287	14,131
Carpenter Technology Corp. (Iron/Steel)	1,001	58,669
Chaparral Steel Co. * (Iron/Steel)	1,001	25,245
Chemtura Corp. (Chemicals)	10,582	131,428
Cleveland-Cliffs, Inc. (Iron/Steel)	1,001	87,197
Coeur d’Alene Mines Corp. * (Mining)	10,725	45,367
Commercial Metals Co. (Metal Fabricate/Hardware)	2,717	91,672
CONSOL Energy, Inc. (Coal)	4,004	305,385
Cytec Industries, Inc. (Chemicals)	1,716	74,440
Du Pont (Chemicals)	44,902	1,758,812
Eastman Chemical Co. (Chemicals)	3,575	167,918
Ecolab, Inc. (Chemicals)	8,294	264,827
Engelhard Corp. (Chemicals)	5,577	155,654
Ferro Corp. (Chemicals)	1,859	34,057
FMC Corp. * (Chemicals)	1,573	90,007
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	8,151	396,057
Fuller (H.B.) Co. (Chemicals)	1,287	40,000
Georgia Gulf Corp. (Chemicals)	1,430	34,434
Harsco Corp. (Miscellaneous Manufacturing)	1,859	121,895
Headwaters, Inc. * (Energy - Alternate Sources)	1,859	69,527
Hercules, Inc. * (Chemicals)	4,576	55,919
Huntsman Corp. * (Chemicals)	4,004	78,278
International Flavors & Fragrances, Inc. (Chemicals)	3,861	137,606

See accompanying notes to the Schedules of Portfolio Investments.

International Paper Co. (Forest Products & Paper)	22,165	660,517
Lubrizol Corp. (Chemicals)	3,003	130,120
Lyondell Chemical Co. (Chemicals)	10,153	290,579
Macdermid, Inc. (Chemicals)	1,144	30,041
Massey Energy Co. (Coal)	3,432	175,272
Meridian Gold, Inc. * (Mining)	4,433	97,127
Minerals Technologies, Inc. (Chemicals)	858	49,086
Monsanto Co. (Agriculture)	12,012	753,753
Neenah Paper, Inc. (Forest Products & Paper)	715	20,950
Newmont Mining Corp. (Mining)	18,447	870,145
Nucor Corp. (Iron/Steel)	6,435	379,601
Olin Corp. (Chemicals)	3,146	59,743
OM Group, Inc. * (Chemicals)	1,287	25,907
Peabody Energy Corp. (Coal)	5,863	494,544
Phelps Dodge Corp. (Mining)	4,290	557,400
Pope & Talbot, Inc. (Forest Products & Paper)	715	7,300
Potlatch Corp. (Forest Products & Paper)	1,287	67,078
PPG Industries, Inc. (Chemicals)	7,865	465,529
Praxair, Inc. (Chemicals)	14,586	699,108
Reliance Steel & Aluminum Co. (Iron/Steel)	1,287	68,121
Rohm & Haas Co. (Chemicals)	6,578	270,553
RPM, Inc. (Chemicals)	5,291	97,354
RTI International Metals, Inc. * (Mining)	1,001	39,389
Ryerson Tull, Inc. (Iron/Steel)	1,001	21,321
Schulman (A.), Inc. (Chemicals)	1,430	25,669
Sensient Technologies Corp. (Chemicals)	2,002	37,938
Sigma-Aldrich Corp. (Chemicals)	2,717	174,051
Steel Dynamics, Inc. (Iron/Steel)	2,002	67,988
Stillwater Mining Co. * (Mining)	2,002	18,318
The Dow Chemical Co. (Chemicals)	43,043	1,793,603
The Mosaic Co. * (Chemicals)	5,720	91,634
The Scotts Co. - Class A (Household Products/Wares)	1,001	88,018
Tredegar Corp. (Miscellaneous Manufacturing)	1,144	14,883
United States Steel Corp. (Iron/Steel)	5,148	218,018
USEC, Inc. (Mining)	3,861	43,089
Valspar Corp. (Chemicals)	4,290	95,924
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	2,145	26,834
Wellman, Inc. (Chemicals)	1,430	9,052
Weyerhaeuser Co. (Forest Products & Paper)	10,868	747,175
Worthington Industries, Inc. (Metal Fabricate/Hardware)	3,146	66,160

Total Common Stocks (Cost $13,143,392)		16,653,701

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (0.1%)
UBS, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $24,007 (Collateralized by $25,000 Federal Home Loan Bank, 3.56%, 11/1/05 market value $24,921)	$24,000	24,000

TOTAL REPURCHASE AGREEMENTS (Cost $24,000)		24,000

TOTAL INVESTMENT SECURITIES 100.0%- (Cost $13,167,392)		$16,677,701

Percentages indicated are based on net assets of $16,679,186.

*	Non-income producing security

ProFund VP Basic Materials invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Agriculture	4.5%
Biotechnology	0.1%
Chemicals	50.0%
Coal	6.9%
Energy – Alternate Sources	0.4%
Forest Products & Paper	9.8%
Household Products/Wares	1.9%
Iron/Steel	6.4%
Metal Fabricate/Hardware	0.9%
Mining	18.2%
Miscellaneous Manufacturing	0.8%
Other**	0.1%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Biotechnology

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (83.2%)
Abgenix, Inc. * (Pharmaceuticals)	7,650	$97,002
Albany Molecular Research, Inc. * (Commercial Services)	2,040	24,847
Alexion Pharmaceuticals, Inc. * (Biotechnology)	3,060	84,701
Amgen, Inc. * (Biotechnology)	80,070	6,379,176
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	9,945	345,986
Applera Corp. - Celera Genomics Group * (Biotechnology)	7,140	86,608
Biogen Idec, Inc. * (Biotechnology)	30,805	1,216,181
Celgene Corp. * (Biotechnology)	16,320	886,502
Cell Genesys, Inc. * (Biotechnology)	4,335	23,756
Cell Therapeutics, Inc. * (Pharmaceuticals)	6,120	17,503
Charles River Laboratories International, Inc. * (Biotechnology)	7,140	311,447
Chiron Corp. * (Biotechnology)	10,710	467,170
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	5,355	115,347
CuraGen Corp. * (Biotechnology)	4,335	21,458
CV Therapeutics, Inc. * (Pharmaceuticals)	4,335	115,961
Delta & Pine Land Co. (Agriculture)	3,570	94,284
Enzo Biochem, Inc. * (Biotechnology)	3,060	47,002
Enzon, Inc. * (Biotechnology)	4,335	28,741
Genentech, Inc. * (Biotechnology)	45,900	3,865,239
Genzyme Corp. * (Biotechnology)	17,290	1,238,656
Gilead Sciences, Inc. * (Pharmaceuticals)	42,585	2,076,444
Human Genome Sciences, Inc. * (Biotechnology)	13,005	176,738
ICOS Corp. * (Biotechnology)	5,865	161,991
ImClone Systems, Inc. * (Pharmaceuticals)	6,630	208,514
Incyte Genomics, Inc. * (Biotechnology)	8,160	38,352
InterMune, Inc. * (Biotechnology)	2,805	46,423
Invitrogen Corp. * (Biotechnology)	5,100	383,673
Lexicon Genetics, Inc. * (Biotechnology)	4,080	16,238
Maxygen, Inc. * (Biotechnology)	2,550	21,140
Medarex, Inc. * (Pharmaceuticals)	10,965	104,387
MedImmune, Inc. * (Biotechnology)	24,735	832,333
Millennium Pharmaceuticals, Inc. * (Biotechnology)	30,345	283,119
Myriad Genetics, Inc. * (Biotechnology)	3,060	66,892
Nabi Biopharmaceuticals * (Pharmaceuticals)	5,865	76,832
Nektar Therapeutics * (Biotechnology)	8,415	142,634
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	3,570	175,608

See accompanying notes to the Schedules of Portfolio Investments.

NPS Pharmaceuticals, Inc. * (Pharmaceuticals)	4,590	46,405
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	3,315	82,809
OSI Pharmaceuticals, Inc. * (Pharmaceuticals)	4,590	134,212
Protein Design Labs, Inc. * (Biotechnology)	10,455	292,740
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	3,825	36,299
Savient Pharmaceuticals, Inc. * (Biotechnology)	5,865	22,111
Techne Corp. * (Healthcare - Products)	3,570	203,419
Telik, Inc. * (Biotechnology)	5,100	83,436
Trimeris, Inc. * (Pharmaceuticals)	1,530	23,470
United Therapeutics Corp. * (Pharmaceuticals)	2,295	160,191
Vertex Pharmaceuticals, Inc. * (Biotechnology)	9,180	205,173

Total Common Stocks (Cost $15,088,669)		21,569,150

	Principal Amount
Repurchase Agreements (0.8%)
UBS, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $208,062, (Collateralized by $215,000 Federal Home Loan Bank, 3.555%, 11/1/05, maturity value $214,321)	$208,000	208,000

Total Repurchase Agreements (Cost $208,000)		208,000

Total Investment Securities (Cost $15,296,669) - 84.0%		$21,777,150

Percentages indicated are based on net assets of $25,918,708.

*	Non-income producing security

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Biotechnology Index expiring 10/4/05 (Underlying notional amount at value $4,262,634)	42,626	$(120)

ProFund VP Biotechnology invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Agriculture	0.4%
Biotechnology	67.3%
Commercial Services	0.1%
Healthcare-Products	0.8%
Pharmaceuticals	14.6%
Other**	0.8%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Consumer Goods

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (99.6%)
Acco Brands Corp. * (Household Products/Wares)	244	$6,886
Activision, Inc. * (Software)	1,159	23,702
Actuant Corp. (Miscellaneous Manufacturing)	183	8,564
Alberto-Culver Co. - Class B (Cosmetics/Personal Care)	488	21,838
Altria Group, Inc. (Agriculture)	12,322	908,254
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	244	5,632
American Italian Pasta Co. (Food)	122	1,301
Anheuser-Busch Cos., Inc. (Beverages)	4,636	199,533
Archer-Daniels-Midland Co. (Agriculture)	3,538	87,247
ArvinMeritor, Inc. (Auto Parts & Equipment)	427	7,139
Avon Products, Inc. (Cosmetics/Personal Care)	2,806	75,762
Beazer Homes USA, Inc. (Home Builders)	244	14,315
Black & Decker Corp. (Hand/Machine Tools)	488	40,059
Blyth, Inc. (Household Products/Wares)	183	4,079
BorgWarner, Inc. (Auto Parts & Equipment)	305	17,220
Briggs & Stratton Corp. (Machinery-Diversified)	305	10,550
Brown-Forman Corp. (Beverages)	244	14,528
Brunswick Corp. (Leisure Time)	549	20,714
Bunge, Ltd. (Agriculture)	671	35,308
Callaway Golf Co. (Leisure Time)	366	5,523
Campbell Soup Co. (Food)	1,525	45,369
Centex Corp. (Home Builders)	732	47,273
Champion Enterprises, Inc. * (Home Builders)	427	6,311
Chiquita Brands International, Inc. (Food)	244	6,820
Church & Dwight, Inc. (Household Products/Wares)	366	13,520
Cintas Corp. (Textiles)	793	32,552
Clorox Co. (Household Products/Wares)	915	50,819
Coach, Inc. * (Apparel)	2,257	70,779
Coca-Cola Co. (Beverages)	13,176	569,071
Coca-Cola Enterprises, Inc. (Beverages)	1,464	28,548
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,111	164,230
ConAgra Foods, Inc. (Food)	3,111	76,997
Constellation Brands, Inc. * (Beverages)	1,159	30,134

See accompanying notes to the Schedules of Portfolio Investments.

Cooper Tire & Rubber Co. (Auto Parts & Equipment)	366	5,589
Corn Products International, Inc. (Food)	427	8,613
D.R. Horton, Inc. (Home Builders)	1,647	59,653
Dana Corp. (Auto Parts & Equipment)	915	8,610
Dean Foods Co. * (Food)	915	35,557
Del Monte Foods Co. * (Food)	1,159	12,436
Delphi Corp. (Auto Parts & Equipment)	2,928	8,081
Dreyer's Grand Ice Cream Holdings, Inc. (Food)	183	15,022
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,708	41,556
Electronic Arts, Inc. * (Software)	1,769	100,639
Energizer Holdings, Inc. * (Electrical Components & Equipment)	427	24,211
Ethan Allen Interiors, Inc. (Home Furnishings)	183	5,737
Fleetwood Enterprises, Inc. * (Home Builders)	305	3,752
Flowers Foods, Inc. (Food)	305	8,320
Ford Motor Co. (Auto Manufacturers)	10,431	102,849
Fossil, Inc. * (Household Products/Wares)	244	4,438
Furniture Brands International, Inc. (Home Furnishings)	305	5,499
G & K Services, Inc. (Textiles)	122	4,806
Garmin, Ltd. (Electronics)	366	24,826
General Mills, Inc. (Food)	2,135	102,907
General Motors Corp. (Auto Manufacturers)	2,501	76,556
Gentex Corp. (Electronics)	915	15,921
Genuine Parts Co. (Distribution/Wholesale)	1,037	44,487
Georgia Pacific Corp. (Forest Products & Paper)	1,342	45,709
Gillette Co. (Cosmetics/Personal Care)	5,368	312,417
Hain Celestial Group, Inc. * (Food)	183	3,550
Harley-Davidson, Inc. (Leisure Time)	1,708	82,735
Harman International Industries, Inc. (Home Furnishings)	366	37,431
Hasbro, Inc. (Toys/Games/Hobbies)	915	17,980
Heinz (H.J.) Co. (Food)	2,074	75,784
Herman Miller, Inc. (Office Furnishings)	427	12,938
HNI Corp. (Office Furnishings)	305	18,368
Hormel Foods Corp. (Food)	427	14,087
Hovnanian Enterprises, Inc. - Class A * (Home Builders)	183	9,370
Interface, Inc. - Class A * (Office Furnishings)	244	2,015
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	183	2,970
JM Smucker Co. (Food)	366	17,766
Johnson Controls, Inc. (Auto Parts & Equipment)	1,159	71,917
Jones Apparel Group, Inc. (Apparel)	732	20,862
KB Home (Home Builders)	427	31,256

See accompanying notes to the Schedules of Portfolio Investments.

Kellogg Co. (Food)	1,403	64,720
Kellwood Co. (Apparel)	183	4,731
Kenneth Cole Productions, Inc. (Retail)	61	1,665
Kimberly-Clark Corp. (Household Products/Wares)	2,867	170,673
Kraft Foods, Inc. (Food)	1,525	46,650
La-Z-Boy, Inc. (Home Furnishings)	305	4,023
Lancaster Colony Corp. (Miscellaneous Manufacturing)	183	7,869
Lear Corp. (Auto Parts & Equipment)	427	14,505
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,159	23,412
Lennar Corp. - Class A (Home Builders)	732	43,744
Lennar Corp. - Class B (Home Builders)	61	3,380
Lexar Media, Inc. * (Computers)	427	2,733
Liz Claiborne, Inc. (Apparel)	671	26,384
Loews Corp. - Carolina Group (Agriculture)	427	16,922
M.D.C. Holdings, Inc. (Home Builders)	183	14,437
Martek Biosciences Corp. * (Biotechnology)	183	6,429
Marvel Entertainment, Inc. * (Toys/Games/Hobbies)	427	7,630
Mattel, Inc. (Toys/Games/Hobbies)	2,440	40,700
Maytag Corp. (Home Furnishings)	427	7,797
McCormick & Co., Inc. (Food)	671	21,895
Meritage Homes Corp. * (Home Builders)	122	9,353
Modine Manufacturing Co. (Auto Parts & Equipment)	183	6,712
Mohawk Industries, Inc. * (Textiles)	305	24,476
Molson Coors Brewing Co. - Class B (Beverages)	427	27,332
Monaco Coach Corp. (Home Builders)	183	2,697
NBTY, Inc. * (Pharmaceuticals)	366	8,601
Newell Rubbermaid, Inc. (Housewares)	1,647	37,305
NIKE, Inc. - Class B (Apparel)	1,098	89,684
Nu Skin Enterprises, Inc. (Retail)	305	5,810
NVR, Inc. * (Home Builders)	61	53,982
Oakley, Inc. (Health Care Products)	183	3,173
Pentair, Inc. (Miscellaneous Manufacturing)	610	22,265
PepsiAmericas, Inc. (Beverages)	427	9,706
PepsiCo, Inc. (Beverages)	10,004	567,327
Phillips-Van Heusen Corp. (Apparel)	244	7,569
Polaris Industries, Inc. (Leisure Time)	244	12,090
Polo Ralph Lauren Corp. (Apparel)	366	18,410
Procter & Gamble Co. (Cosmetics/Personal Care)	14,823	881,375
Proliance International, Inc. * (Auto Parts & Equipment)	61	334
Pulte Homes, Inc. (Home Builders)	1,281	54,981
Quiksilver, Inc. * (Apparel)	671	9,696
Ralcorp Holdings, Inc. (Food)	183	7,671
Reebok International, Ltd. (Apparel)	305	17,254
Reynolds American, Inc. (Agriculture)	488	40,514

See accompanying notes to the Schedules of Portfolio Investments.

Russell Corp. (Apparel)	183	2,569
Sara Lee Corp. (Food)	4,697	89,008
SCP Pool Corp. (Distribution/Wholesale)	305	10,654
Smithfield Foods, Inc. * (Food)	488	14,484
Snap-on, Inc. (Hand/Machine Tools)	305	11,017
Spectrum Brands, Inc. * (Household Products/Wares)	183	4,310
Standard Pacific Corp. (Home Builders)	427	17,725
Steelcase, Inc. - Class A (Office Furnishings)	366	5,292
Superior Industries International, Inc. (Auto Parts & Equipment)	122	2,625
Take-Two Interactive Software, Inc. * (Software)	427	9,432
The Estee Lauder Cos., Inc. (Cosmetics/Personal Care)	793	27,620
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	1,037	16,167
The Hershey Co. (Food)	1,037	58,393
The Nautilus Group, Inc. (Leisure Time)	183	4,039
The Pepsi Bottling Group, Inc. (Beverages)	915	26,123
The Ryland Group, Inc. (Home Builders)	305	20,868
The Stanley Works (Hand/Machine Tools)	488	22,780
The Stride Rite Corp. (Apparel)	244	3,128
The Timberland Co. - Class A * (Apparel)	305	10,303
Thor Industries, Inc. (Home Builders)	244	8,296
THQ, Inc. * (Software)	366	7,803
Toll Brothers, Inc. * (Home Builders)	671	29,974
Tommy Hilfiger Corp. * (Apparel)	549	9,525
Tootsie Roll Industries, Inc. (Food)	122	3,874
TreeHouse Foods, Inc. * (Food)	183	4,919
Tupperware Corp. (Household Products/Wares)	305	6,948
Tyson Foods, Inc. - Class A (Food)	1,403	25,324
Unifi, Inc. * (Apparel)	305	1,019
Universal Corp. (Agriculture)	122	4,737
UST, Inc. (Agriculture)	976	40,855
V. F. Corp. (Apparel)	549	31,826
Visteon Corp. (Auto Parts & Equipment)	793	7,756
WCI Communities, Inc. * (Home Builders)	244	6,922
WD-40 Co. (Household Products/Wares)	122	3,234
Weight Watchers International, Inc. * (Commercial Services)	244	12,586
Whirlpool Corp. (Home Furnishings)	427	32,354
Winnebago Industries, Inc. (Home Builders)	183	5,302
Wolverine World Wide, Inc. (Apparel)	366	7,704
Wrigley (Wm.) Jr. Co. (Food)	793	57,001
Yankee Candle Co., Inc. (Household Products/Wares)	244	5,978

See accompanying notes to the Schedules of Portfolio Investments.

Total Common Stocks (Cost $6,103,132)	7,266,887

TOTAL INVESTMENT SECURITIES (COST $6,103,132) - 99.6%	$7,266,887

Percentages indicated are based on net assets of $7,297,031.

*	Non-income producing security

ProFund VP Consumer Goods invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Agriculture	15.6%
Apparel	4.5%
Auto Manufacturers	2.5%
Auto Parts & Equipment	2.4%
Beverages	20.3%
Biotechnology	0.1%
Commercial Services	0.2%
Computers	NM
Cosmetics/Personal Care	20.4%
Distribution/Wholesale	0.8%
Electrical Components & Equipment	0.3%
Electronics	0.6%
Food	11.2%
Forest Products & Paper	0.6%
Hand/Machine Tools	1.0%
Healthcare - Products	NM
Home Builders	6.1%
Home Furnishings	1.3%
Household Products/Wares	3.7%
Housewares	0.5%
Leisure Time	1.7%
Machinery-Diversified	0.1%
Miscellaneous Manufacturing	1.4%
Office Furnishings	0.5%
Pharmaceuticals	0.1%
Retail	0.1%
Software	1.9%
Textiles	0.8%
Toys/Games/Hobbies	0.9%

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Consumer Services

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (101.0%)
Abercrombie & Fitch Co. - Class A (Retail)	220	$10,967
Adesa, Inc. (Commercial Services)	220	4,862
Advance Auto Parts, Inc. * (Retail)	264	10,212
ADVO, Inc. (Advertising)	88	2,754
Aeropostale, Inc. * (Retail)	132	2,805
AirTran Holdings, Inc. * (Airlines)	220	2,785
Alaska Air Group, Inc. * (Airlines)	44	1,279
Albertson’s, Inc. (Food)	792	20,315
Amazon.com, Inc. * (Internet)	748	33,884
American Eagle Outfitters, Inc. (Retail)	308	7,247
American Greetings Corp. - Class A (Household Products/Wares)	176	4,822
AmerisourceBergen Corp. (Pharmaceuticals)	264	20,407
AMR Corp. * (Airlines)	396	4,427
Andrx Group * (Pharmaceuticals)	176	2,716
AnnTaylor Stores Corp. * (Retail)	176	4,673
Apollo Group, Inc. - Class A * (Commercial Services)	396	26,290
Applebee’s International, Inc. (Retail)	220	4,552
Aramark Corp. (Commercial Services)	308	8,227
Arbitron, Inc. (Commercial Services)	88	3,506
Argosy Gaming Co. * (Entertainment)	88	4,135
AutoNation, Inc. * (Retail)	484	9,665
AutoZone, Inc. * (Retail)	132	10,989
Avid Technology, Inc. * (Software)	88	3,643
Aztar Corp. * (Lodging)	88	2,711
Barnes & Noble, Inc. (Retail)	132	4,976
Bed Bath & Beyond, Inc. * (Retail)	748	30,055
Belo Corp. - Class A (Media)	264	6,035
Best Buy Co., Inc. (Retail)	1,012	44,052
Big Lots, Inc. * (Retail)	308	3,385
BJ’s Wholesale Club, Inc. * (Retail)	176	4,893
Bob Evans Farms, Inc. (Retail)	88	1,998
Borders Group, Inc. (Retail)	176	3,902
Boyd Gaming Corp. (Lodging)	132	5,692
Brinker International, Inc. * (Retail)	220	8,263
Cablevision Systems New York Group * (Media)	484	14,844
Cardinal Health, Inc. (Pharmaceuticals)	1,100	69,784
Career Education Corp. * (Commercial Services)	264	9,388
Carmax, Inc. * (Retail)	264	8,255
Carnival Corp. (Leisure Time)	1,100	54,978
Casey’s General Stores, Inc. (Retail)	132	3,062
Catalina Marketing Corp. (Advertising)	132	3,002
CBRL Group, Inc. (Retail)	132	4,443
CDW Corp. (Distribution/Wholesale)	176	10,370
CEC Entertainment, Inc. * (Retail)	88	2,795
Cendant Corp. (Commercial Services)	2,684	55,398

See accompanying notes to the Schedules of Portfolio Investments.

Charming Shoppes, Inc. * (Retail)	264	2,817
Cheesecake Factory, Inc. * (Retail)	220	6,873
Chemed Corp. (Commercial Services)	44	1,907
Chico’s FAS, Inc. * (Retail)	440	16,192
Circuit City Stores, Inc. (Retail)	484	8,305
Claire’s Stores, Inc. (Retail)	220	5,309
Clear Channel Communications, Inc. (Media)	1,276	41,968
CNET Networks, Inc. * (Internet)	352	4,777
Comcast Corp. - Special Class A * (Media)	5,368	157,712
Continental Airlines, Inc. - Class B * (Airlines)	176	1,700
Copart, Inc. * (Retail)	176	4,201
Corinthian Colleges, Inc. * (Commercial Services)	220	2,919
Costco Wholesale Corp. (Retail)	1,188	51,191
CVS Corp. (Retail)	2,068	59,993
Darden Restaurants, Inc. (Retail)	396	12,027
DeVry, Inc. * (Commercial Services)	176	3,353
Dex Media, Inc. (Media)	264	7,337
Dick’s Sporting Goods, Inc. * (Retail)	88	2,650
Dillards, Inc. - Class A (Retail)	176	3,675
DIRECTV Group, Inc. * (Media)	2,332	34,933
Discovery Holding Co. - Class A * (Media)	704	10,166
Dollar General Corp. (Retail)	748	13,718
Dollar Tree Stores, Inc. * (Retail)	264	5,716
Dow Jones & Co., Inc. (Media)	132	5,041
DreamWorks Animation SKG, Inc. - Class A * (Entertainment)	132	3,651
Dun & Bradstreet Corp. * (Software)	176	11,594
eBay, Inc. * (Internet)	2,552	105,143
EchoStar Communications Corp. - Class A (Media)	572	16,914
Education Management Corp. * (Commercial Services)	176	5,674
Emmis Communications Corp. * (Media)	88	1,944
Entercom Communications Corp. * (Media)	88	2,780
Expedia, Inc. * (Internet)	704	13,946
FactSet Research Systems, Inc. (Computers)	88	3,101
Family Dollar Stores, Inc. (Retail)	396	7,869
Fastenal Co. (Distribution/Wholesale)	176	10,752
Federated Department Stores, Inc. (Retail)	660	44,134
Foot Locker, Inc. (Retail)	396	8,688
GameStop Corp. - Class B * (Retail)	88	2,498
Gannett Co., Inc. (Media)	616	42,399
Gaylord Entertainment Co. * (Lodging)	88	4,193
Gemstar-TV Guide International, Inc. * (Media)	616	1,823
Genesco, Inc. * (Retail)	44	1,639
Getty Images, Inc. * (Advertising)	132	11,357
GTECH Holdings Corp. (Entertainment)	308	9,874
Guitar Center, Inc. * (Retail)	44	2,429

See accompanying notes to the Schedules of Portfolio Investments.

H & R Block, Inc. (Commercial Services)	792	18,992
Harrah’s Entertainment, Inc. (Lodging)	484	31,552
Harte-Hanks, Inc. (Advertising)	132	3,489
Hilton Hotels Corp. (Lodging)	924	20,624
Home Depot, Inc. (Retail)	5,500	209,770
IAC/InterActiveCorp * (Internet)	704	17,846
IHOP Corp. (Retail)	44	1,793
Interactive Data Corp. (Commercial Services)	88	1,993
International Game Technology (Entertainment)	880	23,761
International Speedway Corp. (Entertainment)	88	4,617
Interpublic Group of Cos., Inc. * (Advertising)	1,056	12,292
ITT Educational Services, Inc. * (Commercial Services)	132	6,514
J.C. Penney Co., Inc. (Holding Company) (Retail)	616	29,211
Jack in the Box, Inc. * (Retail)	88	2,632
JetBlue Airways Corp. * (Airlines)	264	4,646
John Wiley & Sons, Inc. (Media)	88	3,673
Knight-Ridder, Inc. (Media)	176	10,328
Kohls Corp. * (Retail)	792	39,743
Kroger Co. * (Food)	1,848	38,051
La Quinta Corp. * (Lodging)	528	4,588
Lamar Advertising Co. * (Advertising)	220	9,979
Las Vegas Sands Corp. * (Lodging)	308	10,136
Laureate Education, Inc. * (Commercial Services)	132	6,464
Lee Enterprises, Inc. (Media)	88	3,738
Liberty Global, Inc. - Class A * (Media)	572	15,490
Liberty Global, Inc. - Series C * (Media)	616	15,862
Liberty Media Corp. - Class A * (Media)	6,820	54,901
Limited, Inc. (Retail)	880	17,978
Linens ’n Things, Inc. * (Retail)	132	3,524
Longs Drug Stores Corp. (Retail)	88	3,774
Lowe’s Cos., Inc. (Retail)	1,804	116,178
Marriott International, Inc. - Class A (Lodging)	484	30,492
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	88	3,326
McClatchy Co. (Media)	44	2,870
McDonald’s Corp. (Retail)	3,256	109,043
McGraw-Hill Cos., Inc. (Media)	968	46,503
McKesson Corp. (Commercial Services)	704	33,405
Media General, Inc. - Class A (Media)	44	2,552
Meredith Corp. (Media)	88	4,390
MGM Grand, Inc. * (Commercial Services)	308	13,481
Michaels Stores, Inc. (Retail)	352	11,637
NAVTEQ * (Software)	220	10,989
News Corp. - Class A (Media)	6,424	100,150
Nordstrom, Inc. (Retail)	572	19,631
O’Reilly Automotive, Inc. * (Retail)	264	7,440

See accompanying notes to the Schedules of Portfolio Investments.

Office Depot, Inc. * (Retail)	792	23,522
OfficeMax, Inc. (Retail)	176	5,574
Omnicare, Inc. (Pharmaceuticals)	264	14,845
Omnicom Group, Inc. (Advertising)	484	40,476
Outback Steakhouse, Inc. (Retail)	176	6,442
P.F. Chang’s China Bistro, Inc. * (Retail)	44	1,973
Pacific Sunwear of California, Inc. * (Retail)	176	3,773
Panera Bread Co. - Class A * (Retail)	88	4,504
Payless ShoeSource, Inc. * (Retail)	176	3,062
Penn National Gaming * (Entertainment)	176	5,475
Pep Boys-Manny, Moe & Jack (Retail)	132	1,827
Performance Food Group Co. * (Food)	88	2,777
PETCO Animal Supplies, Inc. * (Retail)	88	1,862
Petsmart, Inc. (Retail)	352	7,667
Pier 1 Imports, Inc. (Retail)	220	2,479
Pinnacle Entertainment, Inc. * (Entertainment)	88	1,613
Pixar Animation Studios * (Software)	132	5,875
Priority Healthcare Corp. - Class B * (Pharmaceuticals)	88	2,452
R.H. Donnelley Corp. * (Advertising)	88	5,567
Radio One, Inc. * (Media)	176	2,314
RadioShack Corp. (Retail)	352	8,730
Reader’s Digest Association, Inc. (Media)	220	3,513
Regis Corp. (Retail)	132	4,992
Rent-A-Center, Inc. * (Commercial Services)	176	3,399
Rite Aid Corp. * (Retail)	1,144	4,439
Ross Stores, Inc. (Retail)	396	9,385
Royal Caribbean Cruises, Ltd. (Leisure Time)	352	15,206
Ruby Tuesday, Inc. (Retail)	176	3,830
Sabre Holdings Corp. (Leisure Time)	352	7,139
Safeway, Inc. (Food)	1,144	29,286
Saks, Inc. * (Retail)	308	5,698
Scholastic Corp. * (Media)	88	3,252
Scientific Games Corp. * (Entertainment)	176	5,456
Sears Holdings Corp. * (Retail)	264	32,847
Service Corp. International (Commercial Services)	792	6,566
Shopko Stores, Inc. * (Retail)	88	2,246
Sirius Satellite Radio, Inc. * (Media)	3,036	19,886
SkyWest, Inc. (Airlines)	132	3,540
Sonic Corp. * (Retail)	132	3,610
Sotheby’s Holdings, Inc. - Class A * (Commercial Services)	132	2,207
Southwest Airlines Co. (Airlines)	1,804	26,790
Staples, Inc. (Retail)	1,892	40,337
Starbucks Corp. * (Retail)	1,012	50,701
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	572	32,702
Station Casinos, Inc. (Lodging)	132	8,760
Strayer Education, Inc. (Commercial Services)	44	4,159

See accompanying notes to the Schedules of Portfolio Investments.

SuperValu, Inc. (Food)	352	10,954
Sysco Corp. (Food)	1,628	51,071
Target Corp. (Retail)	2,068	107,391
Telewest Global, Inc. * (Telecommunications)	616	14,137
The E.W. Scripps Co. - Class A (Media)	220	10,993
The Gap, Inc. (Retail)	1,628	28,376
The Men’s Wearhouse, Inc. * (Retail)	132	3,524
The Neiman Marcus Group, Inc. - Class A (Retail)	88	8,796
The New York Times Co. - Class A (Media)	352	10,472
The ServiceMaster Co. (Commercial Services)	748	10,128
The Sports Authority, Inc. * (Retail)	44	1,295
The Talbots, Inc. (Retail)	44	1,316
Tiffany & Co. (Retail)	352	13,999
Time Warner, Inc. (Media)	11,264	203,992
TJX Cos., Inc. (Retail)	1,232	25,231
Tractor Supply Co. * (Retail)	88	4,017
Tribune Co. (Media)	528	17,894
Tuesday Morning Corp. (Retail)	88	2,277
Univision Communications, Inc. - Class A * (Media)	660	17,510
Urban Outfitters, Inc. * (Retail)	264	7,762
Valassis Communications, Inc. * (Commercial Services)	132	5,145
VCA Antech, Inc. * (Pharmaceuticals)	220	5,614
Viacom, Inc. - Class B (Media)	3,652	120,553
Wal-Mart Stores, Inc. (Retail)	6,600	289,211
Walgreen Co. (Retail)	2,596	112,796
Walt Disney Co. (Media)	5,192	125,283
Washington Post Co. - Class B (Media)	44	35,310
Wendy’s International, Inc. (Retail)	308	13,906
Westwood One, Inc. (Media)	176	3,501
Whole Foods Market, Inc. (Food)	176	23,663
Williams Sonoma, Inc. * (Retail)	220	8,437
Wynn Resorts, Ltd. * (Lodging)	176	7,946
XM Satellite Radio Holdings, Inc. - Class A * (Media)	572	20,541
YUM! Brands, Inc. (Retail)	748	36,211
Zale Corp. * (Retail)	132	3,588

Total Common Stocks (Cost $3,589,159)		4,319,968

Total Investment Securities (Cost $3,589,159) - 101.0%		$4,319,968

Percentages indicated are based on net assets of $4,278,644.

*	Non-income producing security

ProFund VP Consumer Services invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Advertising	2.1%
Airlines	1.1%
Commercial Services	5.5%
Computers	0.1%
Distribution/Wholesale	0.5%
Entertainment	1.4%
Food	4.1%

See accompanying notes to the Schedules of Portfolio Investments.

Household Products/Wares	0.1%
Internet	4.1%
Leisure Time	1.8%
Lodging	3.7%
Media	28.0%
Miscellaneous Manufacturing	0.1%
Pharmaceuticals	2.7%
Retail	44.6%
Software	0.8%
Telecommunications	0.3%

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Financials

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (99.9%)
ACE, Ltd. (Insurance)	2,101	$98,894
Affiliated Managers Group, Inc * (Diversified Financial Services)	191	13,832
AFLAC, Inc. (Insurance)	3,629	164,394
Alexandria Real Estate Equities, Inc. (REIT)	191	15,794
Allmerica Financial Corp. * (Insurance)	382	15,715
Allstate Corp. (Insurance)	4,966	274,570
AMB Property Corp. (REIT)	573	25,728
Ambac Financial Group, Inc. (Insurance)	764	55,054
American Express Co. (Diversified Financial Services)	8,022	460,783
American Financial Realty Trust (REIT)	955	13,561
American International Group, Inc. (Insurance)	16,617	1,029,589
American National Insurance Co. (Insurance)	191	22,752
AmeriCredit Corp. * (Diversified Financial Services)	1,146	27,355
Ameritrade Holding Corp. - Class A * (Diversified Financial Services)	1,910	41,027
Amerus Group Co. (Insurance)	191	10,958
AmSouth Bancorp (Banks)	2,674	67,545
Annaly Mortgage Management, Inc. (REIT)	955	12,367
AON Corp. (Insurance)	1,910	61,273
Apartment Investment and Management Co. - Class A (REIT)	764	29,628
Archstone-Smith Trust (REIT)	1,528	60,921
Arden Realty Group, Inc. (REIT)	573	23,590
Arthur J. Gallagher & Co. (Insurance)	764	22,011
Associated Banc-Corp (Banks)	955	29,108
Assurant, Inc. (Insurance)	764	29,078
Astoria Financial Corp. (Savings & Loans)	764	20,185
Avalonbay Communities, Inc. (REIT)	573	49,106
Axis Capital Holdings, Ltd. (Insurance)	955	27,227
BancorpSouth, Inc. (Banks)	573	13,093
Bank of America Corp. (Banks)	29,414	1,238,330
Bank of Hawaii Corp. (Banks)	382	18,802
Bank of New York Co., Inc. (Banks)	5,730	168,519
BB&T Corp. (Banks)	4,011	156,630
Bear Stearns Cos., Inc. (Diversified Financial Services)	764	83,849
Boston Properties, Inc. (REIT)	764	54,168
Brandywine Realty Trust (REIT)	382	11,876
BRE Properties, Inc. - Class A (REIT)	382	16,999
Brown & Brown, Inc. (Insurance)	382	18,982
Camden Property Trust (REIT)	382	21,297

See accompanying notes to the Schedules of Portfolio Investments.

Capital Automotive (REIT)	382	14,787
Capital One Financial Corp. (Diversified Financial Services)	1,719	136,695
CarrAmerica Realty Corp. (REIT)	382	13,733
CB Richard Ellis Group, Inc. - Class A * (Real Estate)	382	18,794
CBL & Associates Properties, Inc. (REIT)	382	15,658
Centerpoint Properties Corp. (REIT)	382	17,114
Chicago Mercantile Exchange (Diversified Financial Services)	191	64,424
Chubb Corp. (Insurance)	1,337	119,728
Cincinnati Financial Corp. (Insurance)	1,146	48,006
CIT Group, Inc. (Diversified Financial Services)	1,528	69,035
Citigroup, Inc. (Diversified Financial Services)	38,009	1,730,169
City National Corp. (Banks)	382	26,774
Colonial Properties Trust (REIT)	191	8,496
Comerica, Inc. (Banks)	1,337	78,749
Commerce Bancorp, Inc. (Banks)	1,146	35,171
Commerce Bancshares, Inc. (Banks)	573	29,498
Commerce Group, Inc. (Insurance)	191	11,082
Compass Bancshares, Inc. (Banks)	955	43,768
Conseco, Inc. * (Insurance)	1,146	24,192
Countrywide Credit Industries, Inc. (Diversified Financial Services)	4,393	144,881
Crescent Real Estate Equities Co. (REIT)	764	15,670
Cullen/Frost Bankers, Inc. (Banks)	382	18,848
Developers Diversified Realty Corp. (REIT)	764	35,679
Duke-Weeks Realty Corp. (REIT)	955	32,355
E*TRADE Financial Corp.* (Diversified Financial Services)	2,674	47,062
East-West Bancorp, Inc. (Banks)	382	13,003
Eaton Vance Corp. (Diversified Financial Services)	955	23,703
Edwards (A.G.), Inc. (Diversified Financial Services)	573	25,103
Endurance Specialty Holdings, Ltd. (Insurance)	382	13,030
Equifax, Inc. (Commercial Services)	955	33,368
Equity Office Properties Trust (REIT)	3,056	99,962
Equity Residential Properties Trust (REIT)	2,101	79,523
Essex Property Trust, Inc. (REIT)	191	17,190
Everest Re Group, Ltd. (Insurance)	382	37,398
Fannie Mae (Diversified Financial Services)	7,067	316,743
Federal Realty Investment Trust (REIT)	382	23,275
Federated Investors, Inc. - Class B (Diversified Financial Services)	764	25,388
Fidelity National Financial, Inc. (Insurance)	1,146	51,020
Fifth Third Bancorp (Banks)	3,438	126,278
First American Financial Corp. (Insurance)	573	26,169
First Horizon National Corp. (Banks)	955	34,714

See accompanying notes to the Schedules of Portfolio Investments.

First Industrial Realty Trust, Inc. (REIT)	382	15,299
First Midwest Bancorp, Inc. (Banks)	382	14,226
First Niagara Financial Group, Inc. (Savings & Loans)	955	13,790
FirstMerit Corp. (Banks)	573	15,351
Forest City Enterprises, Inc. - Class A (Real Estate)	382	14,554
Franklin Resources, Inc. (Diversified Financial Services)	955	80,182
Freddie Mac (Diversified Financial Services)	4,966	280,380
Friedman, Billings, Ramsey Group, Inc. (Diversified Financial Services)	1,146	11,678
Fulton Financial Corp. (Banks)	1,146	19,196
General Growth Properties, Inc. (REIT)	1,719	77,235
Genworth Financial, Inc. (Diversified Financial Services)	1,719	55,421
Golden West Financial Corp. (Savings & Loans)	2,292	136,122
Goldman Sachs Group, Inc. (Diversified Financial Services)	3,056	371,548
Hartford Financial Services Group, Inc. (Insurance)	2,101	162,134
HCC Insurance Holdings, Inc. (Insurance)	764	21,797
Health Care Property Investors, Inc. (REIT)	955	25,775
Health Care REIT, Inc. (REIT)	382	14,168
Healthcare Realty Trust, Inc. (REIT)	382	15,333
Hibernia Corp. (Banks)	1,146	34,426
Highwoods Properties, Inc. (REIT)	382	11,273
Hospitality Properties Trust (REIT)	573	24,559
Host Marriott Corp. (REIT)	2,292	38,735
HRPT Properties Trust (REIT)	1,528	18,962
Hudson City Bancorp, Inc. (Savings & Loans)	4,393	52,277
Hudson United Bancorp (Banks)	382	16,170
Huntington Bancshares, Inc. (Banks)	1,528	34,334
Independence Community Bank Corp. (Savings & Loans)	573	19,534
IndyMac Bancorp, Inc. (Diversified Financial Services)	382	15,120
Investors Financial Services Corp. (Banks)	573	18,852
iStar Financial, Inc. (REIT)	764	30,889
J.P. Morgan Chase & Co. (Diversified Financial Services)	25,785	874,884
Janus Capital Group, Inc. (Diversified Financial Services)	1,719	24,840
Jefferies Group, Inc. (Diversified Financial Services)	382	16,636
Jefferson-Pilot Corp. (Insurance)	955	48,867
KeyCorp (Banks)	3,056	98,556
Kimco Realty Corp. (REIT)	1,528	48,010
Legg Mason, Inc. (Diversified Financial Services)	764	83,803
Liberty Property Trust (REIT)	573	24,375
Lincoln National Corp. (Insurance)	1,337	69,551

See accompanying notes to the Schedules of Portfolio Investments.

Loews Corp. (Insurance)	955	88,252
M&T Bank Corp. (Banks)	573	60,572
Mack-Cali Realty Corp. (REIT)	382	17,167
Marsh & McLennan Cos., Inc. (Insurance)	3,820	116,090
Marshall & Ilsley Corp. (Banks)	1,337	58,173
MBIA, Inc. (Insurance)	955	57,892
MBNA Corp. (Diversified Financial Services)	8,213	202,368
Mellon Financial Corp. (Banks)	3,056	97,700
Mercantile Bankshares Corp. (Banks)	573	30,873
Merrill Lynch & Co., Inc. (Diversified Financial Services)	6,303	386,689
MetLife, Inc. (Insurance)	3,056	152,280
MGIC Investment Corp. (Insurance)	764	49,049
Mills Corp. (REIT)	382	21,041
Moneygram International, Inc. (Software)	573	12,440
Moody’s Corp. (Commercial Services)	1,910	97,563
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	7,258	391,497
National City Corp. (Banks)	4,011	134,128
Nationwide Financial Services (Insurance)	382	15,299
New Century Financial Corp. (REIT)	382	13,855
New Plan Excel Realty Trust, Inc. (REIT)	764	17,534
New York Community Bancorp (Savings & Loans)	1,719	28,192
North Fork Bancorp, Inc. (Banks)	3,247	82,799
Northern Trust Corp. (Banks)	1,337	67,585
Nuveen Investments - Class A (Diversified Financial Services)	382	15,047
Old Republic International Corp. (Insurance)	1,337	35,658
Pan Pacific Retail Properties (REIT)	382	25,174
PartnerRe, Ltd. (Insurance)	382	24,467
People’s Bank (Savings & Loans)	382	11,070
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,337	50,686
PMI Group, Inc. (Insurance)	764	30,461
PNC Financial Services Group (Banks)	2,101	121,900
Popular, Inc. (Banks)	1,719	41,634
Prentiss Properties Trust (REIT)	382	15,509
Principal Financial Group, Inc. (Insurance)	2,101	99,524
Progressive Corp. (Insurance)	1,337	140,077
Prologis (REIT)	1,719	76,169
Protective Life Corp. (Insurance)	382	15,731
Providian Financial Corp. * (Diversified Financial Services)	2,101	37,146
Prudential Financial, Inc. (Insurance)	3,820	258,079
Public Storage, Inc. (REIT)	573	38,391
Radian Group, Inc. (Insurance)	573	30,426
Raymond James Financial Corp. (Diversified Financial Services)	382	12,270
Rayonier, Inc. (Forest Products & Paper)	382	22,011
Realty Income Corp. (REIT)	573	13,700
Reckson Associates Realty Corp. (REIT)	573	19,797

See accompanying notes to the Schedules of Portfolio Investments.

Regency Centers Corp. (REIT)	382	21,946
Regions Financial Corp. (Banks)	3,438	106,991
RenaissanceRe Holdings (Insurance)	573	25,057
SAFECO Corp. (Insurance)	955	50,978
Schwab (Diversified Financial Services)	8,213	118,514
SEI Investments Co. (Software)	573	21,533
Shurgard Storage Centers, Inc. - Class A (REIT)	382	21,342
Simon Property Group, Inc. (REIT)	1,528	113,255
Sky Financial Group, Inc. (Banks)	764	21,476
SL Green Realty Corp. (REIT)	382	26,045
SLM Corp. (Diversified Financial Services)	3,056	163,924
South Financial Group, Inc. (Banks)	573	15,379
Sovereign Bancorp, Inc. (Savings & Loans)	2,674	58,935
St. Joe Co. (Real Estate)	573	35,784
St. Paul Cos., Inc. (Insurance)	4,966	222,824
StanCorp Financial Group, Inc. (Insurance)	191	16,082
State Street Corp. (Banks)	2,483	121,468
SunTrust Banks, Inc. (Banks)	2,674	185,709
SVB Financial Group * (Banks)	191	9,290
Synovus Financial Corp. (Banks)	1,910	52,945
T. Rowe Price Group, Inc. (Diversified Financial Services)	955	62,362
TCF Financial Corp. (Banks)	955	25,546
TD Banknorth, Inc. (Banks)	573	17,270
The Colonial BancGroup, Inc. (Banks)	1,146	25,670
The Macerich Co. (REIT)	382	24,807
Thornburg Mortgage Asset Corp. (REIT)	764	19,146
Torchmark Corp. (Insurance)	764	40,362
Trizec Properties, Inc. (REIT)	764	17,618
U.S. Bancorp (Banks)	13,561	380,793
UCBH Holdings, Inc. (Banks)	573	10,497
UnionBanCal Corp. (Banks)	382	26,633
United Dominion Realty Trust, Inc. (REIT)	955	22,634
Unitrin, Inc. (Insurance)	382	18,130
UnumProvident Corp. (Insurance)	2,101	43,071
Valley National Bancorp (Banks)	764	17,496
Ventas, Inc. (REIT)	764	24,601
Vornado Realty Trust (REIT)	955	82,722
W.R. Berkley Corp. (Insurance)	764	30,163
Wachovia Corp. (Banks)	11,651	554,471
Waddell & Reed Financial, Inc. (Diversified Financial Services)	573	11,093
Washington Federal, Inc. (Savings & Loans)	573	12,927
Washington Mutual, Inc. (Savings & Loans)	6,494	254,694
Webster Financial Corp. (Banks)	382	17,175
Weingarten Realty Investors (REIT)	573	21,688
Wells Fargo & Co. (Banks)	12,415	727,147
Westamerica Bancorp (Banks)	191	9,865
Whitney Holding Corp. (Banks)	382	10,329
Willis Group Holdings, Ltd. (Insurance)	955	35,860

See accompanying notes to the Schedules of Portfolio Investments.

Wilmington Trust Corp. (Banks)	573	20,886
XL Capital, Ltd. - Class A (Insurance)	955	64,969
Zions Bancorp (Banks)	573	40,803

Total Common Stocks (Cost $13,381,616)		18,614,537

Total Investment Securities (Cost $13,381,616) - 99.9%		$18,614,537

Percentages indicated are based on net assets of $18,639,798.

*	Non-income producing security

REIT	Real Estate Investment Trust

ProFund VP Financials invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Banks	29.2%
Commercial Services	0.7%
Diversified Financial Services	34.4%
Forest Products & Paper	0.4%
Insurance	22.1%
Real Estate	0.4%
Real Estate Investment Trust	9.2%
Savings & Loans	3.3%
Software	0.2%

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Health Care

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (100.8%)
Abbott Laboratories (Pharmaceuticals)	42,504	$1,802,169
Abgenix, Inc. * (Pharmaceuticals)	2,310	29,291
Advanced Medical Optics, Inc. * (Healthcare - Products)	1,848	70,132
Aetna, Inc. (Healthcare - Services)	7,854	676,544
Affymetrix, Inc. * (Biotechnology)	1,848	85,433
Albany Molecular Research, Inc. * (Commercial Services)	462	5,627
Alcon, Inc. (Healthcare - Products)	2,310	295,403
Alexion Pharmaceuticals, Inc. * (Biotechnology)	924	25,576
Alkermes, Inc. * (Pharmaceuticals)	2,310	38,808
Allergan, Inc. (Pharmaceuticals)	3,696	338,628
Alpharma, Inc. (Pharmaceuticals)	924	22,980
American Healthways, Inc. * (Healthcare - Services)	924	39,178
American Medical Systems Holdings, Inc. * (Healthcare - Products)	1,848	37,237
American Pharmaceutical Partners, Inc. * (Pharmaceuticals)	924	42,190
AMERIGROUP Corp. * (Healthcare - Services)	1,386	26,500
Amgen, Inc. * (Biotechnology)	34,650	2,760,565
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	2,772	96,438
Applera Corp. - Applied Biosystems Group (Electronics)	5,544	128,843
Applera Corp. - Celera Genomics Group * (Biotechnology)	1,848	22,416
Apria Healthcare Group, Inc. * (Healthcare - Services)	1,386	44,227
ArthroCare Corp. * (Healthcare - Products)	462	18,582
Bard (C.R.), Inc. (Healthcare - Products)	2,772	183,035
Barr Laboratories, Inc. * (Pharmaceuticals)	2,310	126,865
Bausch & Lomb, Inc. (Healthcare - Products)	1,386	111,822
Baxter International, Inc. (Healthcare - Products)	17,094	681,538
Beckman Coulter, Inc. (Healthcare - Products)	1,848	99,755
Becton, Dickinson & Co. (Healthcare - Products)	6,468	339,117
Beverly Enterprises, Inc. * (Healthcare - Services)	2,772	33,957
Bio-Rad Laboratories, Inc. - Class A * (Biotechnology)	462	25,405
Biogen Idec, Inc. * (Biotechnology)	9,240	364,795
Biomet, Inc. (Healthcare - Products)	6,468	224,504
Biosite Diagnostics, Inc. * (Healthcare - Products)	462	28,579

See accompanying notes to the Schedules of Portfolio Investments.

Boston Scientific Corp. * (Healthcare - Products)	16,170	377,893
Bristol-Myers Squibb Co. (Pharmaceuticals)	53,130	1,278,308
Caremark Rx, Inc. * (Pharmaceuticals)	12,474	622,827
Celgene Corp. * (Biotechnology)	4,620	250,958
Cell Genesys, Inc. * (Biotechnology)	1,386	7,595
Cell Therapeutics, Inc. * (Pharmaceuticals)	1,848	5,285
Centene Corp. * (Healthcare - Services)	924	23,128
Cephalon, Inc. * (Pharmaceuticals)	1,386	64,338
Charles River Laboratories International, Inc. * (Biotechnology)	1,848	80,610
Chiron Corp. * (Biotechnology)	2,772	120,915
CIGNA Corp. (Insurance)	3,696	435,611
Community Health Systems, Inc. * (Healthcare - Services)	2,310	89,651
Cooper Cos., Inc. (Healthcare - Products)	1,386	106,181
Covance, Inc. * (Healthcare - Services)	1,848	88,686
Coventry Health Care, Inc. * (Healthcare - Services)	2,772	238,447
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	1,386	29,854
CuraGen Corp. * (Biotechnology)	1,386	6,861
CV Therapeutics, Inc. * (Pharmaceuticals)	1,386	37,076
Cyberonics, Inc. * (Healthcare - Products)	462	13,786
CYTYC Corp. * (Healthcare - Products)	3,234	86,833
Dade Behring Holdings, Inc. (Healthcare - Products)	2,310	84,685
Datascope Corp. (Healthcare - Products)	462	14,331
DaVita, Inc. * (Healthcare - Services)	2,772	127,706
Delta & Pine Land Co. (Agriculture)	924	24,403
DENTSPLY International, Inc. (Healthcare - Products)	1,848	99,829
Diagnostic Products Corp. (Healthcare - Products)	462	24,361
Edwards Lifesciences Corp. * (Healthcare - Products)	1,848	82,070
Eli Lilly & Co. (Pharmaceuticals)	26,334	1,409,396
Endo Pharmaceuticals Holdings, Inc. * (Pharmaceuticals)	1,848	49,286
Enzo Biochem, Inc. * (Biotechnology)	924	14,193
Enzon, Inc. * (Biotechnology)	1,386	9,189
eResearch Technology, Inc. * (Internet)	924	13,112
Express Scripts, Inc * (Pharmaceuticals)	3,234	201,155
Fisher Scientific International, Inc. * (Electronics)	3,234	200,670
Forest Laboratories, Inc. * (Pharmaceuticals)	9,702	378,087
Gen-Probe, Inc. * (Healthcare - Products)	1,386	68,538

See accompanying notes to the Schedules of Portfolio Investments.

Genentech, Inc. * (Biotechnology)	12,474	1,050,435
Genzyme Corp. * (Biotechnology)	6,930	496,464
Gilead Sciences, Inc. * (Pharmaceuticals)	11,550	563,178
Guidant Corp. (Healthcare - Products)	8,778	604,716
Haemonetics Corp. * (Healthcare - Products)	462	21,959
HCA, Inc. (Healthcare - Services)	11,550	553,476
Health Management Associates, Inc. - Class A (Healthcare - Services)	6,468	151,804
Health Net, Inc. * (Healthcare - Services)	3,234	153,033
Henry Schein, Inc. * (Healthcare - Products)	2,310	98,452
Hillenbrand Industries, Inc. (Healthcare - Products)	1,386	65,211
Hospira, Inc. * (Pharmaceuticals)	4,158	170,353
Human Genome Sciences, Inc. * (Biotechnology)	3,696	50,229
Humana, Inc. * (Healthcare - Services)	4,620	221,206
ICOS Corp. * (Biotechnology)	1,386	38,281
IDEXX Laboratories, Inc. * (Healthcare - Products)	924	61,797
ImClone Systems, Inc. * (Pharmaceuticals)	1,848	58,120
Immucor, Inc. * (Healthcare - Products)	1,386	38,032
INAMED Corp. * (Healthcare - Products)	924	69,928
Incyte Genomics, Inc. * (Biotechnology)	2,310	10,857
InterMune, Inc. * (Biotechnology)	924	15,292
Intuitive Surgical, Inc. * (Healthcare - Products)	924	67,720
Invacare Corp. (Healthcare - Products)	924	38,503
Invitrogen Corp. * (Biotechnology)	1,386	104,269
IVAX Corp. * (Pharmaceuticals)	6,006	158,318
Johnson & Johnson (Healthcare - Products)	81,312	5,145,422
Kinetic Concepts, Inc. * (Healthcare - Products)	1,386	78,725
King Pharmaceuticals, Inc. * (Pharmaceuticals)	6,468	99,478
Kyphon, Inc. * (Healthcare-Products)	924	40,601
Laboratory Corp. of America Holdings * (Healthcare - Services)	3,696	180,032
Lexicon Genetics, Inc. * (Biotechnology)	924	3,678
LifePoint Hospitals, Inc. * (Healthcare - Services)	1,386	60,610
Lincare Holdings, Inc. * (Healthcare - Services)	2,772	113,791
Manor Care, Inc. (Healthcare - Services)	2,310	88,727
Maxygen, Inc. * (Biotechnology)	924	7,660
Medarex, Inc. * (Pharmaceuticals)	3,234	30,788
Medco Health Solutions, Inc. * (Pharmaceuticals)	8,316	455,966
Medicis Pharmaceutical Corp. (Pharmaceuticals)	1,386	45,128

See accompanying notes to the Schedules of Portfolio Investments.

MedImmune, Inc. * (Biotechnology)	6,930	233,195
Medtronic, Inc. (Healthcare - Products)	32,802	1,758,843
Mentor Corp. (Healthcare - Products)	924	50,829
Merck & Co., Inc. (Pharmaceuticals)	60,060	1,634,232
MGI Pharma, Inc. * (Pharmaceuticals)	1,848	43,077
Millennium Pharmaceuticals, Inc. * (Biotechnology)	8,316	77,588
Millipore Corp. * (Biotechnology)	1,386	87,166
Molecular Devices Corp. * (Electronics)	462	9,651
Mylan Laboratories, Inc. (Pharmaceuticals)	6,006	115,676
Myriad Genetics, Inc. * (Biotechnology)	924	20,199
Nabi Biopharmaceuticals * (Pharmaceuticals)	1,386	18,157
Nektar Therapeutics * (Biotechnology)	2,310	39,155
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	924	45,452
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	462	6,468
NPS Pharmaceuticals, Inc. * (Pharmaceuticals)	1,386	14,012
Odyssey Healthcare, Inc. * (Healthcare - Services)	924	15,680
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	924	23,082
OSI Pharmaceuticals, Inc. * (Pharmaceuticals)	1,386	40,527
Owens & Minor, Inc. (Distribution/Wholesale)	924	27,119
PacifiCare Health Systems, Inc. * (Healthcare - Services)	2,310	184,292
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	924	24,597
PAREXEL International Corp. * (Commercial Services)	924	18,563
Patterson Dental Co. * (Healthcare - Products)	3,234	129,457
Pediatrix Medical Group, Inc. * (Healthcare - Services)	462	35,491
Perrigo Co. (Pharmaceuticals)	2,310	33,056
Pfizer, Inc. (Pharmaceuticals)	202,818	5,064,364
Pharmaceutical Product Development, Inc. * (Commercial Services)	1,386	79,709
PolyMedica Corp. (Healthcare - Products)	462	16,142
Protein Design Labs, Inc. * (Biotechnology)	2,772	77,616
PSS World Medical, Inc. * (Healthcare - Products)	1,848	24,652
Quest Diagnostics, Inc. (Healthcare - Services)	4,158	210,145
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	924	8,769
Renal Care Group, Inc. * (Healthcare - Services)	1,848	87,447

See accompanying notes to the Schedules of Portfolio Investments.

ResMed, Inc. * (Healthcare - Products)	924	73,597
Respironics, Inc. * (Healthcare - Products)	2,310	97,436
Savient Pharmaceuticals, Inc. * (Biotechnology)	1,848	6,967
Schering-Plough Corp. (Pharmaceuticals)	40,194	846,084
Sepracor, Inc. * (Pharmaceuticals)	2,772	163,520
Sierra Health Services, Inc. * (Healthcare - Services)	924	63,636
St. Jude Medical, Inc. * (Healthcare - Products)	9,702	454,054
STERIS Corp. (Healthcare - Products)	1,848	43,964
Stryker Corp. (Healthcare - Products)	7,392	365,387
Sunrise Assisted Living, Inc. * (Healthcare - Services)	462	30,834
Sybron Dental Special, Inc. * (Healthcare - Products)	924	38,420
Taro Pharmaceutical Industries, Ltd. * (Pharmaceuticals)	462	11,887
Techne Corp. * (Healthcare - Products)	924	52,650
Telik, Inc. * (Biotechnology)	1,386	22,675
Tenet Healthcare Corp. * (Healthcare - Services)	12,936	145,271
The Medicines Co. * (Pharmaceuticals)	1,386	31,892
Thermo Electron Corp. * (Electronics)	4,620	142,758
Triad Hospitals, Inc. * (Healthcare - Services)	2,310	104,574
Trimeris, Inc. * (Pharmaceuticals)	462	7,087
United Surgical Partners International, Inc. * (Healthcare - Services)	1,386	54,206
United Therapeutics Corp. * (Pharmaceuticals)	462	32,248
UnitedHealth Group, Inc. (Healthcare - Services)	34,650	1,947,329
Universal Health Services, Inc. - Class B (Healthcare - Services)	1,386	66,015
Valeant Pharmaceuticals International (Pharmaceuticals)	2,310	46,385
Varian Medical Systems, Inc. * (Healthcare - Products)	3,696	146,029
Varian, Inc. * (Electronics)	924	31,712
Ventana Medical Systems, Inc. * (Healthcare - Products)	924	35,177
Vertex Pharmaceuticals, Inc. * (Biotechnology)	2,310	51,629
Viasys Healthcare, Inc. * (Healthcare - Products)	924	23,091
Waters Corp. * (Electronics)	3,234	134,534
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	2,772	101,483
WellChoice, Inc. * (Healthcare - Services)	924	70,132
WellPoint, Inc. * (Healthcare - Services)	16,632	1,261,038
Wyeth (Pharmaceuticals)	36,498	1,688,761
Zimmer Holdings, Inc. * (Healthcare - Products)	6,930	477,408

See accompanying notes to the Schedules of Portfolio Investments.

TOTAL COMMON STOCKS (COST $36,154,797)	45,928,510

TOTAL INVESTMENT SECURITIES (COST $36,154,797) - 100.8%	$45,928,510

Percentages indicated are based on net assets of $45,542,288.

*	Non-income producing security

ProFund VP Health Care invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Agriculture	0.1%
Biotechnology	13.6%
Commercial Services	0.2%
Distribution/Wholesale	0.1%
Electronics	1.4%
Healthcare-Products	28.9%
Healthcare-Services	15.8%
Insurance	1.0%
Internet	NM
Pharmaceuticals	39.7%

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Industrials

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (100.3%)
3M Co. (Miscellaneous Manufacturing)	3,948	$289,625
Accenture, Ltd. - Class A * (Commercial Services)	2,538	64,617
Acuity Brands, Inc. (Miscellaneous Manufacturing)	282	8,367
Acxiom Corp. (Software)	470	8,798
Affiliated Computer Services, Inc. - Class A * (Computers)	658	35,927
AGCO Corp. * (Machinery-Diversified)	470	8,554
Agilent Technologies, Inc. * (Electronics)	2,726	89,276
Albany International Corp. - Class A (Machinery-Diversified)	188	6,932
Alexander & Baldwin, Inc. (Transportation)	282	15,014
Alliance Data Systems Corp. * (Commercial Services)	282	11,040
Alliant Techsystems, Inc. * (Aerospace/Defense)	188	14,034
Allied Waste Industries, Inc. * (Environmental Control)	1,222	10,326
American Standard Cos. (Building Materials)	1,034	48,133
Ametek, Inc. (Electrical Components & Equipment)	376	16,157
Amphenol Corp. - Class A (Electronics)	470	18,960
Anixter International, Inc. * (Telecommunications)	188	7,582
AptarGroup, Inc. (Miscellaneous Manufacturing)	188	9,364
Armor Holdings, Inc. * (Aerospace/Defense)	188	8,086
Arrow Electronics, Inc. * (Electronics)	658	20,635
Automatic Data Processing, Inc. (Software)	3,290	141,602
Avnet, Inc. * (Electronics)	658	16,088
Ball Corp. (Packaging & Containers)	564	20,721
Banta Corp. (Commercial Services)	94	4,784
BearingPoint, Inc. * (Commercial Services)	940	7,135
Belden, Inc. (Electrical Components & Equipment)	282	5,479
Bemis Co., Inc. (Packaging & Containers)	564	13,931

See accompanying notes to the Schedules of Portfolio Investments.

Benchmark Electronics, Inc. * (Electronics)	188	5,663
Boeing Co. (Aerospace/Defense)	4,136	281,040
Burlington Northern Santa Fe Corp. (Transportation)	2,162	129,288
C.H. Robinson Worldwide, Inc. (Transportation)	470	30,136
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	188	11,951
Caterpillar, Inc. (Machinery - Construction & Mining)	3,854	226,423
Ceridian Corp. * (Computers)	846	17,555
Certegy, Inc. (Software)	376	15,048
CheckFree Corp. * (Internet)	376	14,220
Checkpoint Systems, Inc. * (Electronics)	188	4,459
Choicepoint, Inc. * (Commercial Services)	470	20,290
Clarcor, Inc. (Miscellaneous Manufacturing)	282	8,099
CNF, Inc. (Transportation)	282	14,805
Cognex Corp. (Machinery-Diversified)	188	5,653
Coherent, Inc. * (Electronics)	188	5,505
Commscope, Inc. * (Telecommunications)	282	4,890
Convergys Corp. * (Commercial Services)	752	10,806
Cooper Industries, Ltd. - Class A (Miscellaneous Manufacturing)	470	32,496
Corrections Corp. of America * (Commercial Services)	188	7,464
Crane Co. (Miscellaneous Manufacturing)	282	8,387
Crown Holdings, Inc. * (Packaging & Containers)	940	14,984
CSX Corp. (Transportation)	1,222	56,799
Cummins, Inc. (Machinery-Diversified)	188	16,542
Curtiss-Wright Corp. (Aerospace/Defense)	94	5,801
Danaher Corp. (Miscellaneous Manufacturing)	1,410	75,900
Deere & Co. (Machinery-Diversified)	1,410	86,292
Deluxe Corp. (Commercial Services)	282	11,325
Dionex Corp. * (Electronics)	94	5,100
Donaldson Co., Inc. (Miscellaneous Manufacturing)	376	11,479
Dover Corp. (Miscellaneous Manufacturing)	1,128	46,011
DRS Technologies, Inc. (Aerospace/Defense)	188	9,280

See accompanying notes to the Schedules of Portfolio Investments.

Eagle Materials - Class A (Building Materials)	94	11,409
Eaton Corp. (Miscellaneous Manufacturing)	846	53,763
eFunds Corp. * (Software)	282	5,310
EGL, Inc. * (Transportation)	282	7,656
EMCOR Group, Inc. * (Engineering & Construction)	94	5,574
Emerson Electric Co. (Electrical Components & Equipment)	2,350	168,730
Engineered Support Systems, Inc. (Aerospace/Defense)	188	7,716
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	188	9,413
Esterline Technologies Corp. * (Aerospace/Defense)	188	7,123
Expeditors International of Washington, Inc. (Transportation)	564	32,024
FedEx Corp. (Transportation)	1,598	139,234
First Data Corp. (Software)	4,418	176,720
Fiserv, Inc. * (Software)	1,128	51,741
Flextronics International, Ltd. * (Electronics)	3,196	41,069
FLIR Systems, Inc. * (Electronics)	376	11,122
Florida Rock Industries, Inc. (Building Materials)	282	18,073
Flowserve Corp. * (Machinery-Diversified)	282	10,251
Fluor Corp. (Engineering & Construction)	470	30,259
Fortune Brands, Inc. (Household Products/Wares)	846	68,805
FTI Consulting, Inc. * (Commercial Services)	282	7,123
GATX Corp. (Trucking & Leasing)	282	11,153
General Dynamics Corp. (Aerospace/Defense)	940	112,377
General Electric Co. (Miscellaneous Manufacturing)	59,690	2,009,763
General Maritime Corp (Transportation)	188	6,920
Global Payments, Inc. (Software)	188	14,611
Goodrich Corp. (Aerospace/Defense)	658	29,176
Graco, Inc. (Machinery-Diversified)	376	12,889
Granite Construction, Inc. (Engineering & Construction)	188	7,189
Hewitt Associates, Inc. * (Commercial Services)	188	5,129
Honeywell International, Inc. (Miscellaneous Manufacturing)	4,418	165,675
Hubbell, Inc. - Class B (Electrical Components & Equipment)	282	13,234

See accompanying notes to the Schedules of Portfolio Investments.

Hughes Supply, Inc. (Distribution/Wholesale)	376	12,258
IDEX Corp. (Machinery-Diversified)	282	11,999
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,410	116,085
IMS Health, Inc. (Software)	1,316	33,124
Ingersoll-Rand Co. - Class A (Miscellaneous Manufacturing)	1,880	71,872
Iron Mountain, Inc. * (Commercial Services)	658	24,149
ITT Industries, Inc. (Miscellaneous Manufacturing)	564	64,070
J.B. Hunt Transport Services, Inc. (Transportation)	752	14,296
Jabil Circuit, Inc. * (Electronics)	1,034	31,971
Jacobs Engineering Group, Inc. * (Engineering & Construction)	282	19,007
Jarden Corp. * (Household Products/Wares)	188	7,721
JLG Industries, Inc. (Machinery - Construction & Mining)	282	10,318
Joy Global, Inc. (Machinery - Construction & Mining)	470	23,716
Kansas City Southern Industries, Inc. * (Transportation)	376	8,765
Kaydon Corp. (Metal Fabricate/Hardware)	188	5,341
Kennametal, Inc. (Hand/Machine Tools)	188	9,219
L-3 Communications Holdings, Inc. (Aerospace/Defense)	658	52,028
Lafarge Corp. (Building Materials)	188	12,711
Landstar System, Inc. (Transportation)	376	15,051
Lockheed Martin Corp. (Aerospace/Defense)	1,974	120,493
Louisiana-Pacific Corp. (Forest Products & Paper)	564	15,617
Manitowoc Co. (Machinery-Diversified)	188	9,447
Manpower, Inc. (Commercial Services)	470	20,863
Martin Marietta Materials (Building Materials)	282	22,126
Masco Corp. (Building Materials)	2,444	74,981
MDU Resources Group, Inc. (Electric)	658	23,458
MeadWestvaco Corp. (Forest Products & Paper)	1,128	31,156
Mettler Toledo International, Inc * (Electrical Components & Equipment)	282	14,376
Mine Safety Appliances Co. (Environmental Control)	188	7,276

See accompanying notes to the Schedules of Portfolio Investments.

Molex, Inc. (Electrical Components & Equipment)	282	7,524
Molex, Inc., Class A (Electrical Components & Equipment)	470	12,084
Monster Worldwide, Inc. * (Internet)	564	17,320
MPS Group, Inc. * (Commercial Services)	564	6,655
MSC Industrial Direct Co. - Class A (Retail)	282	9,354
Mueller Industries, Inc. (Metal Fabricate/Hardware)	188	5,221
National Instruments Corp. (Computers)	282	6,948
Navigant Consulting Co. * (Commercial Services)	282	5,403
Navistar International Corp. * (Auto Manufacturers)	376	12,194
Nordson Corp. (Machinery-Diversified)	188	7,150
Norfolk Southern Corp. (Transportation)	2,256	91,503
Northrop Grumman Corp. (Aerospace/Defense)	1,880	102,178
OMI Corp. (Transportation)	470	8,399
Orbotech, Ltd. * (Electronics)	188	4,704
Oshkosh Truck Corp. (Auto Manufacturers)	376	16,228
Overseas Shipholding Group, Inc. (Transportation)	188	10,966
Owens-Illinois, Inc. * (Packaging & Containers)	752	15,506
PACCAR, Inc. (Auto Manufacturers)	940	63,816
Packaging Corp. of America (Packaging & Containers)	376	7,298
Pactiv Corp. * (Packaging & Containers)	846	14,822
Pall Corp. (Miscellaneous Manufacturing)	658	18,095
Parker Hannifin Corp. (Miscellaneous Manufacturing)	658	42,316
Paychex, Inc. (Commercial Services)	1,880	69,709
PerkinElmer, Inc. (Electronics)	658	13,403
PHH Corp. * (Commercial Services)	282	7,744
Powerwave Technologies, Inc. * (Telecommunications)	564	7,326
Precision Castparts Corp. (Metal Fabricate/Hardware)	752	39,931
Quanex Corp. (Metal Fabricate/Hardware)	94	6,225
Quanta Services, Inc. * (Commercial Services)	564	7,197
R.R. Donnelley & Sons Co. (Commercial Services)	1,222	45,300

See accompanying notes to the Schedules of Portfolio Investments.

Raytheon Co. (Aerospace/Defense)	2,538	96,495
Regal-Beloit Corp. (Hand/Machine Tools)	188	6,099
Republic Services, Inc. (Environmental Control)	658	23,221
Resources Connection, Inc. * (Commercial Services)	282	8,356
Robert Half International, Inc. (Commercial Services)	940	33,455
Rockwell Collins, Inc. (Aerospace/Defense)	940	45,421
Rockwell International Corp. (Machinery-Diversified)	940	49,726
Roper Industries, Inc. (Miscellaneous Manufacturing)	470	18,466
Ryder System, Inc. (Transportation)	376	12,867
Sanmina-SCI Corp. * (Electronics)	2,914	12,501
Sealed Air Corp. * (Packaging & Containers)	470	22,306
Shaw Group, Inc. * (Engineering & Construction)	470	11,590
Sherwin-Williams Co. (Chemicals)	658	28,998
Simpson Manufacturing Co., Inc. (Building Materials)	188	7,358
Smurfit-Stone Container Corp. * (Packaging & Containers)	1,410	14,608
Solectron Corp. * (Electronics)	5,452	21,317
Sonoco Products Co. (Packaging & Containers)	564	15,403
SPX Corp. (Miscellaneous Manufacturing)	470	21,597
Stericycle, Inc. * (Environmental Control)	282	16,116
Swift Transportation Co., Inc. * (Transportation)	282	4,991
Symbol Technologies, Inc. (Electronics)	1,410	13,649
Tektronix, Inc. (Electronics)	470	11,858
Teleflex, Inc. (Miscellaneous Manufacturing)	188	13,254
Temple-Inland, Inc. (Forest Products & Paper)	658	26,879
Terex Corp. * (Machinery - Construction & Mining)	282	13,939
Tetra Tech, Inc. * (Environmental Control)	282	4,743
Texas Industries, Inc. (Building Materials)	94	5,114
Textron, Inc. (Miscellaneous Manufacturing)	658	47,192
The Brink’s Co. (Miscellaneous Manufacturing)	282	11,579

See accompanying notes to the Schedules of Portfolio Investments.

The Corporate Executive Board Co. (Commercial Services)	188	14,660
Thomas & Betts Corp. * (Electronics)	376	12,938
Timken Co. (Metal Fabricate/Hardware)	470	13,926
Toro Co. (Housewares)	282	10,366
Total System Services (Software)	188	4,382
Trimble Navigation, Ltd. * (Electronics)	282	9,501
Trinity Industries, Inc. (Miscellaneous Manufacturing)	282	11,418
Tyco International, Ltd. (Miscellaneous Manufacturing)	11,374	316,767
Union Pacific Corp. (Transportation)	1,504	107,837
United Parcel Service, Inc. - Class B (Transportation)	3,478	240,433
United Rentals, Inc. * (Commercial Services)	376	7,411
United Technologies Corp. (Aerospace/Defense)	5,358	277,759
URS Corp. * (Engineering & Construction)	282	11,390
USG CORP. * (Building Materials)	188	12,919
UTI Worldwide, Inc. (Transportation)	94	7,304
Vishay Intertechnology, Inc. * (Electronics)	940	11,233
Vulcan Materials Co. (Building Materials)	470	34,879
W.W. Grainger, Inc. (Distribution/Wholesale)	470	29,572
Walter Industries, Inc. (Holding Companies - Diversified)	188	9,197
Washington Group International, Inc. * (Engineering & Construction)	188	10,131
Waste Connections, Inc. * (Environmental Control)	282	9,893
Waste Management, Inc. (Environmental Control)	3,196	91,437
WebMD Corp. * (Internet)	1,974	21,873
Werner Enterprises, Inc. (Transportation)	282	4,876
Yellow Roadway Corp. * (Transportation)	282	11,680
York International Corp. (Building Materials)	188	10,541

Total Common Stocks (Cost $7,131,740)		8,835,523

Total Investment Securities (Cost $7,131,740) - 100.3%		$8,835,523

Percentages indicated are based on net assets of $8,808,029.

*	Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Industrials invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Aerospace/Defense	13.3%
Auto Manufacturers	1.0%
Building Materials	2.9%
Chemicals	0.3%
Commercial Services	4.5%
Computers	0.7%
Distribution/Wholesale	0.5%
Electric	0.3%
Electrical Components & Equipment	2.7%
Electronics	4.1%
Engineering & Construction	1.1%
Environmental Control	1.9%
Forest Products & Paper	0.8%
Hand/Machine Tools	0.2%
Holding Companies	0.1%
Household Products/Wares	0.9%
Housewares	0.1%
Internet	0.6%
Machinery-Construction & Mining	3.1%
Machinery-Diversified	2.6%
Metal Fabricate/Hardware	0.8%
Miscellaneous Manufacturing	39.7%
Packaging & Containers	1.6%
Retail	0.1%
Software	5.1%
Telecommunications	0.2%
Transportation	11.0%
Trucking & Leasing	0.1%

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Internet

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (100.9%)
Agile Software Corp. * (Internet)	5,270	$37,786
Akamai Technologies, Inc. * (Internet)	13,950	222,503
Amazon.com, Inc. * (Internet)	28,830	1,305,998
Ameritrade Holding Corp. - Class A * (Diversified Financial Services)	28,985	622,598
aQuantive, Inc. * (Internet)	5,890	118,566
Ariba, Inc. * (Internet)	6,975	39,758
Audible, Inc. * (Internet)	1,860	22,859
Autobytel, Inc. * (Internet)	4,495	22,520
BEA Systems, Inc. * (Software)	40,920	367,462
Check Point Software Technologies, Ltd. * (Internet)	19,065	463,661
CheckFree Corp. * (Internet)	6,975	263,795
CMGI, Inc. * (Internet)	48,205	80,502
CNET Networks, Inc. * (Internet)	14,105	191,405
Digital Insight Corp. * (Internet)	3,565	92,904
Digital River, Inc. * (Internet)	3,565	124,240
E*TRADE Financial Corp.* (Diversified Financial Services)	34,515	607,464
EarthLink, Inc. * (Internet)	13,640	145,948
eBay, Inc. * (Internet)	32,860	1,353,831
Google, Inc. * (Internet)	4,030	1,275,333
IAC/InterActiveCorp * (Internet)	29,140	738,699
Infospace, Inc. * (Internet)	3,100	73,997
Internet Security Systems, Inc. * (Internet)	4,030	96,760
Interwoven, Inc. * (Internet)	3,875	31,659
J2 Global Communications, Inc. * (Internet)	2,480	100,242
Jupitermedia Corp. * (Internet)	2,325	41,176
Macromedia, Inc. * (Internet)	7,750	315,193
Monster Worldwide, Inc. * (Internet)	11,470	352,244
Overstock.com, Inc. * (Internet)	1,395	53,498
PRICELINE.COM, Inc. * (Internet)	2,480	47,914
RealNetworks, Inc. * (Internet)	11,935	68,149
Siebel Systems, Inc. (Software)	48,980	505,963
Tibco Software, Inc. * (Internet)	21,080	176,229
United Online, Inc. (Internet)	6,665	92,310
ValueClick, Inc. * (Internet)	9,455	161,586
VeriSign, Inc. * (Internet)	26,970	576,349
Vignette Corp. * (Internet)	3,100	49,321
WebMD Corp. * (Internet)	36,580	405,306
webMethods, Inc. * (Internet)	5,580	39,451
Websense, Inc. * (Internet)	2,480	127,001
Yahoo!, Inc. * (Internet)	36,735	1,243,112

TOTAL COMMON STOCKS (Cost $8,645,096)		12,655,292

	Principal Amount
Repurchase Agreements (0.5%) UBS, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $66,020 (Collateralized by $70,000 Federal Home Loan Bank, 3.555%, 11/1/05, market value $69,779)	$66,000	66,000

See accompanying notes to the Schedules of Portfolio Investments.

TOTAL REPURCHASE AGREEMENTS (Cost $66,000)	66,000

TOTAL INVESTMENT SECURITIES (Cost $8,711,096) - 101.4%	$12,721,292

Percentages indicated are based on net assets of $12,541,510.

*	Non-income producing security

ProFund VP Internet invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Diversified Financial Services	9.8%
Information Technology Services	2.1%
Internet	82.0%
Software	7.0%
Other **	0.5%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Oil & Gas

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (94.9%)
Amerada Hess Corp. (Oil & Gas)	13,790	$1,896,125
Anadarko Petroleum Corp. (Oil & Gas)	39,991	3,829,138
Apache Corp. (Oil & Gas)	57,918	4,356,592
Atwood Oceanics, Inc. * (Oil & Gas)	2,758	232,251
Baker Hughes, Inc. (Oil & Gas Services)	57,918	3,456,546
BJ Services Co. (Oil & Gas Services)	56,539	2,034,839
Burlington Resources, Inc. (Oil & Gas)	67,571	5,494,874
Cabot Oil & Gas Corp. (Oil & Gas)	8,274	417,920
Cal Dive International, Inc. * (Oil & Gas Services)	6,895	437,212
Cheniere Energy, Inc. * (Oil & Gas)	8,274	342,213
Chesapeake Energy Corp. (Oil & Gas)	53,781	2,057,123
ChevronTexaco Corp. (Oil & Gas)	394,394	25,529,124
Cimarex Energy Co. * (Oil & Gas)	13,790	625,101
ConocoPhillips (Oil & Gas)	222,019	15,521,348
Cooper Cameron Corp. * (Oil & Gas Services)	9,653	713,646
Core Laboratories N.V. * (Oil & Gas Services)	4,137	133,460
Denbury Resources, Inc. * (Oil & Gas)	9,653	486,897
Devon Energy Corp. (Oil & Gas)	78,603	5,395,310
Diamond Offshore Drilling, Inc. (Oil & Gas)	11,032	675,710
Dynegy, Inc. - Class A * (Pipelines)	46,886	220,833
El Paso Corp. (Pipelines)	107,562	1,495,112
Encore Acquisition Co. * (Oil & Gas)	8,274	321,445
Ensco International, Inc. (Oil & Gas)	26,201	1,220,705
EOG Resources, Inc. (Oil & Gas)	41,370	3,098,613
Exxon Mobil Corp. (Oil & Gas)	879,232	55,866,400
FMC Technologies, Inc. * (Oil & Gas Services)	12,411	522,627
Forest Oil Corp. * (Oil & Gas)	9,653	502,921
Frontier Oil Corp. (Oil & Gas)	9,653	428,111
Global Industries, Ltd. * (Oil & Gas Services)	13,790	203,265
GlobalSantaFe Corp. (Oil & Gas)	38,612	1,761,479
Grant Prideco, Inc. * (Oil & Gas Services)	22,064	896,902
Grey Wolf, Inc. * (Oil & Gas)	33,096	278,999
Halliburton Co. (Oil & Gas Services)	88,256	6,047,301
Hanover Compressor Co. * (Oil & Gas Services)	16,548	229,355
Helmerich & Payne, Inc. (Oil & Gas)	8,274	499,667
Houston Exploration Co. * (Oil & Gas)	5,516	370,951
Input/Output, Inc. * (Oil & Gas Services)	12,411	99,040
Kerr-McGee Corp. (Oil & Gas)	17,927	1,740,891
Kinder Morgan, Inc. (Pipelines)	16,548	1,591,256
Lone Star Technologies, Inc. * (Oil & Gas Services)	5,516	306,634

See accompanying notes to the Schedules of Portfolio Investments.

Marathon Oil Corp. (Oil & Gas)	63,434	4,372,506
Maverick Tube Corp. * (Oil & Gas Services)	6,895	206,850
McDermott International, Inc. * (Engineering & Construction)	9,653	353,396
Murphy Oil Corp. (Oil & Gas)	30,338	1,512,956
Nabors Industries, Ltd. * (Oil & Gas)	27,580	1,981,071
National-Oilwell Varco, Inc. * (Oil & Gas Services)	30,338	1,996,240
Newfield Exploration Co. * (Oil & Gas)	22,064	1,083,342
Newpark Resources, Inc. * (Oil & Gas Services)	15,169	127,723
Noble Corp. (Oil & Gas)	23,443	1,604,908
Noble Energy, Inc. (Oil & Gas)	30,338	1,422,852
Occidental Petroleum Corp. (Oil & Gas)	70,329	6,008,206
Oceaneering International, Inc. * (Oil & Gas Services)	4,137	220,957
Offshore Logistics, Inc. * (Transportation)	4,137	153,069
OGE Energy Corp. (Electric)	15,169	426,249
Parker Drilling Co. * (Oil & Gas)	16,548	153,400
Patterson-UTI Energy, Inc. (Oil & Gas)	28,959	1,044,841
Pioneer Natural Resources Co. (Oil & Gas)	24,822	1,363,224
Plains Exploration & Production Co. * (Oil & Gas)	13,790	590,488
Pogo Producing Co. (Oil & Gas)	9,653	568,948
Pride International, Inc. * (Oil & Gas)	27,580	786,306
Quicksilver Resources, Inc. * (Oil & Gas)	9,654	461,341
Range Resources Corp. (Oil & Gas)	15,169	585,675
Rowan Cos., Inc. (Oil & Gas)	19,306	685,170
Schlumberger, Ltd. (Oil & Gas Services)	103,425	8,727,001
SEACOR SMIT, Inc. * (Oil & Gas Services)	2,758	200,176
Smith International, Inc. (Oil & Gas Services)	37,233	1,240,231
Southwestern Energy Co. * (Oil & Gas)	13,790	1,012,186
St. Mary Land & Exploration Co. (Oil & Gas)	9,653	353,300
Stone Energy Corp. * (Oil & Gas)	4,137	252,522
Sunoco, Inc. (Oil & Gas)	23,443	1,833,243
Superior Energy Services, Inc. * (Oil & Gas Services)	13,790	318,411
Tesoro Petroleum Corp. (Oil & Gas)	12,411	834,516
Tidewater, Inc. (Oil & Gas Services)	9,653	469,812
Todco - Class A (Oil & Gas)	11,032	460,145
Transocean Sedco Forex, Inc. * (Oil & Gas)	56,539	3,466,406
Unit Corp. * (Oil & Gas)	6,895	381,156
Valero Energy Corp. (Oil & Gas)	53,781	6,080,480
Veritas DGC, Inc. * (Oil & Gas Services)	5,516	201,996
Vintage Petroleum, Inc. (Oil & Gas)	9,653	440,756

See accompanying notes to the Schedules of Portfolio Investments.

Weatherford International, Ltd. * (Oil & Gas Services)	24,822	1,704,279
Western Gas Resources, Inc. (Pipelines)	11,032	565,169
Williams Cos., Inc. (Pipelines)	97,909	2,452,620
XTO Energy, Inc. (Oil & Gas)	60,676	2,749,836

Total Common Stocks (Cost $145,817,371)		212,791,895

	Principal Amount
Repurchase Agreements (0.2%)
UBS, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $471,139 (Collateralized by $485,000 Federal Home Loan Bank, 3.555%, 11/1/05, market value $483,467)	$471,000	471,000

Total Repurchase Agreements (Cost $471,000)		471,000

Total Investment Securities (Cost $146,288,371) - 95.1%		$213,262,895

Percentages indicated are based on net assets of $224,311,580.

*	Non-income producing security

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index expiring 10/4/05 (Underlying notional amount at value $14,862,320)	148,623	$(2,486)

ProFund VP Oil & Gas invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Electric	0.2%
Engineering & Construction	0.2%
Oil & Gas	78.0%
Oil & Gas Services	13.6%
Pipelines	2.8%
Transportation	0.1%
Other **	0.2%

**	Includes non–equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Pharmaceuticals

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (83.5%)
Alkermes, Inc. * (Pharmaceuticals)	1,260	$21,168
Allergan, Inc. (Pharmaceuticals)	1,820	166,748
Alpharma, Inc. (Pharmaceuticals)	560	13,927
American Pharmaceutical Partners, Inc. * (Pharmaceuticals)	560	25,570
Barr Laboratories, Inc. * (Pharmaceuticals)	1,260	69,199
Bristol-Myers Squibb Co. (Pharmaceuticals)	18,480	444,629
Cephalon, Inc. * (Pharmaceuticals)	840	38,993
Eli Lilly & Co. (Pharmaceuticals)	8,400	449,568
Endo Pharmaceuticals Holdings, Inc. * (Pharmaceuticals)	980	26,137
Forest Laboratories, Inc. * (Pharmaceuticals)	4,760	185,497
Hospira, Inc. * (Pharmaceuticals)	2,100	86,037
IVAX Corp. * (Pharmaceuticals)	3,080	81,189
Johnson & Johnson (Healthcare - Products)	37,380	2,365,406
King Pharmaceuticals, Inc. * (Pharmaceuticals)	3,360	51,677
Medicis Pharmaceutical Corp. (Pharmaceuticals)	700	22,792
Merck & Co., Inc. (Pharmaceuticals)	16,240	441,890
MGI Pharma, Inc. * (Pharmaceuticals)	980	22,844
Mylan Laboratories, Inc. (Pharmaceuticals)	2,940	56,624
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	280	3,920
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	420	11,180
Perrigo Co. (Pharmaceuticals)	1,260	18,031
Pfizer, Inc. (Pharmaceuticals)	95,060	2,373,649
Schering-Plough Corp. (Pharmaceuticals)	20,300	427,315
Sepracor, Inc. * (Pharmaceuticals)	1,400	82,586
Taro Pharmaceutical Industries, Ltd. * (Pharmaceuticals)	280	7,204
The Medicines Co. * (Pharmaceuticals)	560	12,886
Valeant Pharmaceuticals International (Pharmaceuticals)	1,260	25,301
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	1,540	56,379
Wyeth (Pharmaceuticals)	9,940	459,924

TOTAL COMMON STOCKS (Cost $7,067,348)		8,048,270

TOTAL INVESTMENT SECURITIES (Cost $7,067,348) - 83.5%		$8,048,270

Percentages indicated are based on net assets of $9,637,305.

*	Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Pharmaceuticals Index expiring 10/4/05 (Underlying notional amount at value $1,590,039)	15,900	$(453)

ProFund VP Pharmaceuticals invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Healthcare-Products	24.5%
Pharmaceuticals	59.0%

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Precious Metals

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (79.0%)
Federal Farm Credit Bank*, 3.00%, 10/3/05	$15,283,000	$15,283,000
Federal Home Loan Bank*, 3.00%, 10/3/05	15,283,000	15,283,000
Federal Home Loan Mortgage Corp.*, 3.00%, 10/3/05	15,283,000	15,283,000
Federal National Mortgage Association*, 3.00%, 10/3/05	15,283,000	15,283,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $61,132,000)		61,132,000

Repurchase Agreements (19.7%)
UBS*, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $15,273,506 (Collateralized by $15,941,000 various Federal National Mortgage Association Securities, 3.00%-3.94%, 5/3/06-3/2/07, market value $15,574,059)	15,272,000	$15,272,000

TOTAL REPURCHASE AGREEMENTS (Cost $15,272,000)		15,272,000

TOTAL INVESTMENT SECURITIES (Cost $76,404,000) - 98.7%		$76,404,000

Percentages indicated are based on net assets of $ 77,380,971.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones Precious Metals Index expiring 10/25/05 (Underlying notional amount at value $77,471,629)	330,835	$2,318,382

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Real Estate

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (101.5%)
Alexandria Real Estate Equities, Inc. (REIT)	4,382	$362,348
AMB Property Corp. (REIT)	16,902	758,900
American Financial Realty Trust (REIT)	25,979	368,902
American Home Mortgage Investment Corp. (REIT)	9,077	275,033
Annaly Mortgage Management, Inc. (REIT)	24,727	320,215
Apartment Investment and Management Co. - Class A (REIT)	19,093	740,427
Archstone-Smith Trust (REIT)	40,377	1,609,831
Arden Realty Group, Inc. (REIT)	13,459	554,107
Avalonbay Communities, Inc. (REIT)	14,711	1,260,733
Boston Properties, Inc. (REIT)	22,536	1,597,802
Brandywine Realty Trust (REIT)	10,955	340,591
BRE Properties, Inc. - Class A (REIT)	10,329	459,641
Camden Property Trust (REIT)	10,642	593,292
Capital Automotive (REIT)	9,390	363,487
CarrAmerica Realty Corp. (REIT)	11,894	427,589
CB Richard Ellis Group, Inc. - Class A * (Real Estate)	10,642	523,586
CBL & Associates Properties, Inc. (REIT)	12,207	500,365
Centerpoint Properties Corp. (REIT)	9,703	434,694
Colonial Properties Trust (REIT)	8,764	389,823
Cousins Properties, Inc. (REIT)	7,825	236,472
Crescent Real Estate Equities Co. (REIT)	20,032	410,856
Developers Diversified Realty Corp. (REIT)	21,910	1,023,197
Duke-Weeks Realty Corp. (REIT)	29,109	986,213
Equity Inns, Inc. (REIT)	10,642	143,667
Equity Lifestyle Properties, Inc. (REIT)	4,382	197,190
Equity Office Properties Trust (REIT)	82,319	2,692,653
Equity Residential Properties Trust (REIT)	56,966	2,156,162
Essex Property Trust, Inc. (REIT)	4,382	394,380
Federal Realty Investment Trust (REIT)	10,642	648,417
FelCor Lodging Trust, Inc. * (REIT)	9,390	142,259
First Industrial Realty Trust, Inc. (REIT)	8,451	338,463
Forest City Enterprises, Inc. - Class A (Real Estate)	11,581	441,236
Friedman, Billings, Ramsey Group, Inc. (Diversified Financial Services)	31,926	325,326
Gables Residential Trust (REIT)	5,947	259,587
General Growth Properties, Inc. (REIT)	45,385	2,039,148
Glenborough Realty Trust, Inc. (REIT)	7,199	138,221
Health Care Property Investors, Inc. (REIT)	26,918	726,517

Health Care REIT, Inc. (REIT)	10,329	383,103
Healthcare Realty Trust, Inc. (REIT)	9,390	376,915
Highwoods Properties, Inc. (REIT)	10,955	323,282
Home Properties of New York, Inc. (REIT)	6,260	245,705
Hospitality Properties Trust (REIT)	13,459	576,853
Host Marriott Corp. (REIT)	66,043	1,116,127
HRPT Properties Trust (REIT)	40,377	501,079
IMPAC Mortgage Holdings, Inc. (REIT)	15,024	184,194
iStar Financial, Inc. (REIT)	22,536	911,130
Jones Lang LaSalle, Inc. (Real Estate)	5,947	273,919
Kilroy Realty Corp. (REIT)	5,634	315,673
Kimco Realty Corp. (REIT)	43,194	1,357,155
Liberty Property Trust (REIT)	17,215	732,326
Mack-Cali Realty Corp. (REIT)	12,520	562,649
MeriStar Hospitality Corp. * (REIT)	17,841	162,888
Mills Corp. (REIT)	10,955	603,401
Nationwide Health Properties, Inc. (REIT)	13,459	313,595
New Century Financial Corp. (REIT)	11,268	408,690
New Plan Excel Realty Trust, Inc. (REIT)	20,658	474,101
Novastar Financial, Inc. (REIT)	5,947	196,192
Pan Pacific Retail Properties (REIT)	8,138	536,294
Pennsylvania REIT	6,886	290,451
Plum Creek Timber Co., Inc. (Forest Products & Paper)	37,247	1,412,034
Post Properties, Inc. (REIT)	8,138	303,141
Prentiss Properties Trust (REIT)	9,077	368,526
Prologis (REIT)	48,515	2,149,699
Public Storage, Inc. (REIT)	17,841	1,195,347
Rayonier, Inc. (Forest Products & Paper)	10,016	577,122
Realty Income Corp. (REIT)	15,963	381,675
Reckson Associates Realty Corp. (REIT)	16,276	562,336
Redwood Trust, Inc. (REIT)	4,695	228,224
Regency Centers Corp. (REIT)	12,207	701,292
Saxon Capital, Inc. (REIT)	10,016	118,690
Shurgard Storage Centers, Inc. - Class A (REIT)	9,390	524,619
Simon Property Group, Inc. (REIT)	44,759	3,317,536
SL Green Realty Corp. (REIT)	8,138	554,849
St. Joe Co. (Real Estate)	14,398	899,155
Taubman Centers, Inc. (REIT)	9,390	297,663
The Macerich Co. (REIT)	11,894	772,396
Thornburg Mortgage Asset Corp. (REIT)	20,345	509,846
Trizec Properties, Inc. (REIT)	18,780	433,067
United Dominion Realty Trust, Inc. (REIT)	26,918	637,957
Ventas, Inc. (REIT)	20,971	675,266
Vornado Realty Trust (REIT)	26,605	2,304,524
Washington REIT	8,451	262,911
Weingarten Realty Investors (REIT)	15,963	604,200

Total Common Stocks (Cost $40,000,448)		55,819,127

Total Investment Securities (Cost $40,000,448) - 101.5%	$55,819,127

Percentages indicated are based on net assets of $54,973,430.

*	Non-income producing security

REIT	Real Estate Investment Trust

ProFund VP Real Estate invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Diversified Financial Services	0.6%
Forest Products & Paper	3.6%
Real Estate	3.9%
Real Estate Investment Trust	93.4%

ProFund VP Semiconductor

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (90.5%)
Actel Corp. * (Semiconductors)	620	$8,965
Advanced Micro Devices, Inc. * (Semiconductors)	9,920	249,984
Agere Systems, Inc. * (Semiconductors)	4,650	48,407
Altera Corp. * (Semiconductors)	9,300	177,723
Amkor Technology, Inc. * (Semiconductors)	2,170	9,505
Analog Devices, Inc. (Semiconductors)	9,300	345,401
Applied Materials, Inc. (Semiconductors)	41,540	704,517
Applied Micro Circuits Corp. * (Semiconductors)	7,750	23,250
Asyst Technologies, Inc. * (Semiconductors)	1,240	5,778
Atmel Corp. * (Semiconductors)	11,160	22,990
ATMI, Inc. * (Semiconductors)	930	28,830
Axcelis Technologies, Inc. * (Semiconductors)	2,480	12,946
Broadcom Corp. - Class A * (Semiconductors)	6,820	319,926
Brooks Automation, Inc. * (Semiconductors)	1,240	16,529
Cabot Microelectronics Corp. * (Chemicals)	620	18,216
Cirrus Logic, Inc. * (Semiconductors)	1,860	14,117
Cohu, Inc. (Semiconductors)	620	14,663
Conexant Systems, Inc. * (Semiconductors)	11,470	20,531
Credence Systems Corp. * (Semiconductors)	2,170	17,317
Cree Research, Inc. * (Semiconductors)	1,860	46,537
Cymer, Inc. * (Electronics)	930	29,128
Cypress Semiconductor Corp. * (Semiconductors)	3,410	51,321
DSP Group, Inc. * (Semiconductors)	620	15,909
ESS Technology, Inc. * (Semiconductors)	930	3,302
Exar Corp. * (Semiconductors)	930	13,039
Fairchild Semiconductor International, Inc. * (Semiconductors)	3,100	46,066
Freescale Semiconductor, Inc. - Class A * (Semiconductors)	3,100	72,571
Freescale Semiconductor, Inc. - Class B * (Semiconductors)	6,820	160,816
Helix Technology Corp. (Semiconductors)	620	9,145
Integrated Device Technology, Inc. * (Semiconductors)	4,960	53,270
Intel Corp. (Semiconductors)	110,670	2,728,015
Interdigital Communications Corp. * (Telecommunications)	1,240	24,354

See accompanying notes to the Schedules of Portfolio Investments.

International Rectifier Corp. * (Semiconductors)	1,550	69,874
Intersil Corp. - Class A (Semiconductors)	3,720	81,022
KLA -Tencor Corp. (Semiconductors)	4,960	241,850
Kopin Corp. * (Semiconductors)	1,860	12,927
Kulicke & Soffa Industries, Inc. * (Semiconductors)	1,240	8,990
Lam Research Corp. * (Semiconductors)	3,410	103,903
Lattice Semiconductor Corp. * (Semiconductors)	2,790	11,941
Linear Technology Corp. (Semiconductors)	7,750	291,323
LSI Logic Corp. * (Semiconductors)	9,610	94,659
LTX Corp. * (Semiconductors)	1,550	6,541
M-Systems Flash Disk Pioneers, Ltd. * (Computers)	930	27,826
Marvell Technology Group, Ltd. * (Semiconductors)	5,580	257,294
Maxim Integrated Products, Inc. (Semiconductors)	8,060	343,758
MEMC Electronic Materials, Inc. * (Semiconductors)	3,720	84,779
Micrel, Inc. * (Semiconductors)	1,550	17,407
Microchip Technology, Inc. (Semiconductors)	5,270	158,732
Micron Technology, Inc. * (Semiconductors)	15,190	202,027
Microsemi Corp. * (Semiconductors)	1,550	39,587
Mindspeed Technologies, Inc. * (Semiconductors)	2,480	5,977
National Semiconductor Corp. (Semiconductors)	8,680	228,284
Novellus Systems, Inc. (Semiconductors)	3,410	85,523
NVIDIA Corp. * (Semiconductors)	4,030	138,148
OmniVision Technologies, Inc. * (Semiconductors)	1,550	19,561
Photronics, Inc. * (Semiconductors)	930	18,042
PMC-Sierra, Inc. * (Semiconductors)	4,650	40,967
Power Integrations, Inc. * (Semiconductors)	620	13,485
Rambus, Inc. * (Semiconductors)	2,480	30,008
RF Micro Devices, Inc. * (Telecommunications)	4,650	26,272
SanDisk Corp. * (Computers)	4,650	224,362
Semtech Corp. * (Semiconductors)	1,860	30,634
Silicon Image, Inc. * (Semiconductors)	1,860	16,535
Silicon Laboratories, Inc. * (Semiconductors)	930	28,263
Silicon Storage Technology, Inc. * (Computers)	2,170	11,675
Skyworks Solutions, Inc. * (Semiconductors)	4,030	28,291
Teradyne, Inc. * (Semiconductors)	4,960	81,840
Tessera Technologies, Inc. * (Semiconductors)	1,240	37,088

See accompanying notes to the Schedules of Portfolio Investments.

Texas Instruments, Inc. (Semiconductors)	42,470	1,439,732
Transmeta Corp. * (Semiconductors)	4,340	6,163
TriQuint Semiconductor, Inc. * (Semiconductors)	3,410	12,003
Ultratech Stepper, Inc. * (Semiconductors)	620	9,666
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	930	39,404
Vitesse Semiconductor Corp. * (Semiconductors)	5,580	10,490
Xilinx, Inc. (Semiconductors)	8,680	241,738
Zoran Corp. * (Semiconductors)	930	13,299

Total Common Stocks (Cost $7,604,321)		10,204,958

	Principal Amount
Repurchase Agreements (1.1%)
UBS, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $128,038, (Collateralized by $135,000 Federal Home Loan Bank, 3.555%, 11/1/05, market value $134,573)	$128,000	128,000

Total Repurchase Agreements (Cost $128,000)		128,000

Total Investment Securities (Cost $7,732,321) - 91.6%		$10,332,958

Percentages indicated are based on net assets of $11,278,251.

*	Non-income producing security

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Semiconductor Index expiring 10/4/05 (Underlying notional amount at value $1,054,736)	10,547	$(118)

ProFund VP Semiconductor invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Chemicals	0.2%
Computers	2.3%
Electronics	0.3%
Semiconductors	87.3%
Telecommunications	0.4%
Other**	1.1%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Technology

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (100.1%)
3Com Corp. * (Telecommunications)	3,616	$14,753
ADC Telecommunications, Inc. * (Telecommunications)	904	20,665
Adobe Systems, Inc. (Software)	4,520	134,922
ADTRAN, Inc. (Telecommunications)	452	14,238
Advanced Micro Devices, Inc. * (Semiconductors)	3,616	91,123
Agere Systems, Inc. * (Semiconductors)	1,808	18,821
Akamai Technologies, Inc. * (Internet)	1,356	21,628
Altera Corp. * (Semiconductors)	3,164	60,464
Amdocs, Ltd. * (Telecommunications)	1,808	50,136
American Power Conversion Corp. (Electrical Components & Equipment)	1,808	46,827
American Tower Corp. * (Telecommunications)	3,616	90,219
Analog Devices, Inc. (Semiconductors)	3,164	117,512
Andrew Corp. * (Telecommunications)	1,356	15,119
Anteon International Corp. * (Computers)	452	19,328
Apple Computer, Inc. * (Computers)	7,232	387,708
Applied Materials, Inc. (Semiconductors)	14,464	245,310
Applied Micro Circuits Corp. * (Semiconductors)	2,712	8,136
Arris Group, Inc. * (Telecommunications)	904	10,721
Atmel Corp. * (Semiconductors)	4,068	8,380
ATMI, Inc. * (Semiconductors)	452	14,012
Autodesk, Inc. (Software)	2,260	104,954
Avaya, Inc. * (Telecommunications)	4,068	41,900
Avocent Corp. * (Internet)	452	14,301
BEA Systems, Inc. * (Software)	3,616	32,472
BMC Software, Inc. * (Software)	1,808	38,149
Broadcom Corp. - Class A * (Semiconductors)	2,260	106,017
Brocade Communications Systems, Inc. * (Computers)	2,260	9,221
CACI International, Inc. - Class A * (Computers)	452	27,391
Cadence Design Systems, Inc. * (Computers)	2,260	36,522
Cerner Corp. * (Software)	452	39,292
Check Point Software Technologies, Ltd. * (Internet)	1,808	43,971
CIENA Corp. * (Telecommunications)	4,972	13,126
Cisco Systems, Inc. * (Telecommunications)	57,856	1,037,359
Citrix Systems, Inc. * (Software)	1,356	34,090
Cognizant Technology Solutions Corp. * (Computers)	1,356	63,176

See accompanying notes to the Schedules of Portfolio Investments.

Computer Associates International, Inc. (Software)	4,068	113,131
Computer Sciences Corp. * (Computers)	1,808	85,536
Compuware Corp. * (Software)	3,164	30,058
Comverse Technology, Inc. * (Telecommunications)	1,808	47,496
Corning, Inc. * (Telecommunications)	12,656	244,640
Cree Research, Inc. * (Semiconductors)	452	11,309
Crown Castle International Corp. * (Telecommunications)	1,808	44,531
CSG Systems International, Inc. * (Software)	452	9,813
Cymer, Inc. * (Electronics)	452	14,157
Cypress Semiconductor Corp. * (Semiconductors)	1,356	20,408
Dell, Inc. * (Computers)	19,436	664,711
Diebold, Inc. (Computers)	452	15,576
Digital River, Inc. * (Internet)	452	15,752
DST Systems, Inc. * (Computers)	452	24,783
Dycom Industries, Inc. * (Engineering & Construction)	452	9,139
EarthLink, Inc. * (Internet)	1,356	14,509
Electronic Data Systems Corp. (Computers)	4,520	101,429
Electronics for Imaging, Inc. * (Computers)	452	10,369
EMC Corp. * (Computers)	21,244	274,897
Emulex Corp. * (Semiconductors)	904	18,270
F5 Networks, Inc. * (Internet)	452	19,648
Fair Isaac Corp. (Software)	452	20,250
Fairchild Semiconductor International, Inc. * (Semiconductors)	904	13,433
Filenet Corp. * (Software)	452	12,611
Foundry Networks, Inc. * (Telecommunications)	904	11,481
Freescale Semiconductor, Inc. - Class A * (Semiconductors)	3,616	84,651
Google, Inc. * (Internet)	1,356	429,120
Harris Corp. (Telecommunications)	1,356	56,681
Hewlett-Packard Co. (Computers)	25,312	739,111
Hyperion Solutions Corp. * (Software)	452	21,990
IKON Office Solutions, Inc. (Office/Business Equipment)	904	9,022
Imation Corp. (Computers)	452	19,377
Informatica Corp. * (Software)	904	10,866
Ingram Micro, Inc. - Class A * (Distribution/Wholesale)	904	16,760
Insight Enterprises, Inc. * (Retail)	452	8,407
Integrated Device Technology, Inc. * (Semiconductors)	1,356	14,563
Intel Corp. (Semiconductors)	54,240	1,337,017
Interdigital Communications Corp. * (Telecommunications)	452	8,877
Intergraph Corp. * (Computers)	452	20,209
International Business Machines Corp. (Computers)	14,012	1,124,044
International Rectifier Corp. * (Semiconductors)	452	20,376

See accompanying notes to the Schedules of Portfolio Investments.

Internet Security Systems, Inc. * (Internet)	452	10,853
Intersil Corp. - Class A (Semiconductors)	1,356	29,534
Intuit, Inc. * (Software)	1,356	60,762
Jack Henry & Associates, Inc. (Computers)	452	8,769
JDS Uniphase Corp. * (Telecommunications)	12,204	27,093
Juniper Networks, Inc. * (Telecommunications)	4,972	118,284
KLA -Tencor Corp. (Semiconductors)	1,808	88,158
Kronos, Inc. * (Computers)	452	20,177
Lam Research Corp. * (Semiconductors)	1,356	41,317
Lexmark International, Inc. - Class A * (Computers)	1,356	82,784
Linear Technology Corp. (Semiconductors)	2,712	101,944
LSI Logic Corp. * (Semiconductors)	3,616	35,618
Lucent Technologies, Inc. * (Telecommunications)	37,968	123,396
M-Systems Flash Disk Pioneers, Ltd. * (Computers)	452	13,524
Macromedia, Inc. * (Internet)	452	18,383
Macrovision Corp. * (Entertainment)	452	8,633
Marvell Technology Group, Ltd. * (Semiconductors)	1,808	83,367
Maxim Integrated Products, Inc. (Semiconductors)	2,712	115,667
Maxtor Corp. * (Computers)	2,260	9,944
McAfee, Inc. * (Internet)	1,356	42,606
MEMC Electronic Materials, Inc. * (Semiconductors)	1,356	30,903
Mercury Interactive Corp. * (Software)	904	35,798
Micrel, Inc. * (Semiconductors)	452	5,076
Microchip Technology, Inc. (Semiconductors)	1,808	54,457
Micron Technology, Inc. * (Semiconductors)	5,424	72,139
Micros Systems, Inc. * (Computers)	452	19,775
Microsemi Corp. * (Semiconductors)	452	11,544
Microsoft Corp. (Software)	84,524	2,174,802
Motorola, Inc. (Telecommunications)	21,696	479,265
National Semiconductor Corp. (Semiconductors)	3,164	83,213
NCR Corp. * (Computers)	1,808	57,693
Network Appliance, Inc. * (Computers)	3,164	75,113
Novell, Inc. * (Software)	3,164	23,572
Novellus Systems, Inc. (Semiconductors)	1,356	34,008
NVIDIA Corp. * (Semiconductors)	1,356	46,484
Openwave Systems, Inc. * (Internet)	452	8,127
Oracle Corp. * (Software)	35,256	436,822
Palm, Inc. * (Computers)	452	12,805
Parametric Technology Corp. * (Software)	2,260	15,752
Perot Systems Corp. - Class A * (Computers)	452	6,396

See accompanying notes to the Schedules of Portfolio Investments.

Photronics, Inc. * (Semiconductors)	452	8,769
Pitney Bowes, Inc. (Office/Business Equipment)	2,260	94,332
Plantronics, Inc. (Telecommunications)	452	13,926
PMC-Sierra, Inc. * (Semiconductors)	1,808	15,928
Polycom, Inc. * (Telecommunications)	904	14,618
QLogic Corp. * (Semiconductors)	904	30,917
Qualcomm, Inc. (Telecommunications)	14,464	647,265
Quest Software, Inc. * (Software)	452	6,812
Rambus, Inc. * (Semiconductors)	904	10,938
Red Hat, Inc. * (Software)	1,356	28,734
Reynolds & Reynolds Co. (Computers)	452	12,389
RF Micro Devices, Inc. * (Telecommunications)	1,808	10,215
RSA Security, Inc. * (Internet)	452	5,745
Salesforce.com, Inc. * (Software)	904	20,900
SanDisk Corp. * (Computers)	1,808	87,236
Scientific-Atlanta, Inc. (Telecommunications)	1,356	50,864
Seagate Technology, Inc. (Computers)	3,164	50,149
Semtech Corp. * (Semiconductors)	452	7,444
Siebel Systems, Inc. (Software)	4,068	42,022
Silicon Laboratories, Inc. * (Semiconductors)	452	13,736
Skyworks Solutions, Inc. * (Semiconductors)	1,356	9,519
Sonus Networks, Inc. * (Telecommunications)	2,260	13,108
SRA International, Inc. - Class A * (Computers)	452	16,037
Sun Microsystems, Inc. * (Computers)	29,832	116,941
Sybase, Inc. * (Software)	904	21,172
Symantec Corp. * (Internet)	10,396	235,573
Synopsys, Inc. * (Computers)	1,356	25,628
Tech Data Corp. * (Distribution/Wholesale)	452	16,593
Tekelec * (Telecommunications)	452	9,469
Tellabs, Inc. * (Telecommunications)	3,616	38,040
Teradyne, Inc. * (Semiconductors)	1,808	29,832
Tessera Technologies, Inc. * (Semiconductors)	452	13,519
Texas Instruments, Inc. (Semiconductors)	14,916	505,653
Tibco Software, Inc. * (Internet)	1,808	15,115
Unisys Corp. * (Computers)	3,164	21,009
United Online, Inc. (Internet)	452	6,260
United Stationers, Inc. * (Distribution/Wholesale)	452	21,633
Unova, Inc. * (Machinery-Diversified)	452	15,811
UTStarcom, Inc. * (Telecommunications)	904	7,386
Varian Semiconductor Equipment	452	19,151
Associates, Inc. * (Semiconductors)
VeriSign, Inc. * (Internet)	2,260	48,296
Western Digital Corp. * (Computers)	1,808	23,377
Wind River Systems, Inc. * (Software)	904	11,689

See accompanying notes to the Schedules of Portfolio Investments.

Xerox Corp. * (Office/Business Equipment)	8,588	117,227
Xilinx, Inc. (Semiconductors)	3,164	88,117
Yahoo!, Inc. * (Internet)	11,300	382,392
Zebra Technologies Corp. * (Machinery-Diversified)	452	17,669

Total Common Stocks (Cost $11,129,760)		16,544,683

	Principal Amount
Repurchase Agreements (0.3%)
UBS, 3.55%, 10/3/05, dated 9/30/05 with a maturity value of $46,014 (Collateralized by $50,000 Federal Home Loan Bank, 3.555%, 11/1/05, market value $49,842)	$46,000	46,000
Total Repurchase Agreements (Cost $46,000)		46,000

Total Investment Securities (Cost $11,175,760) - 100.4%		$16,590,683

Percentages indicated are based on net assets of $16,519,031.

*	Non-income producing security

ProFund VP Technology invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Computers	25.8%
Distribution/Wholesale	0.3%
Electrical Components & Equipment	0.3%
Electronics	0.1%
Engineering & Construction	0.1%
Entertainment	0.1%
Internet	8.1%
Machinery-Diversified	0.2%
Office/Business Equipment	1.3%
Retail	0.1%
Semiconductors	22.8%
Software	21.1%
Telecommunications	19.8%
Other**	0.3%

**	Includes non-equity securities

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Telecommunications

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (76.4%)
Alamosa Holdings, Inc. * (Telecommunications)	3,250	$55,608
Alltel Corp. (Telecommunications)	5,500	358,105
AT&T Corp. (Telecommunications)	17,750	351,450
BellSouth Corp. (Telecommunications)	14,450	380,035
CenturyTel, Inc. (Telecommunications)	2,750	96,195
Cincinnati Bell, Inc. * (Telecommunications)	5,500	24,255
Citizens Communications Co. (Telecommunications)	7,500	101,625
IDT Corp. * (Telecommunications)	500	6,150
IDT Corp. - Class B * (Telecommunications)	1,250	15,238
Leucadia National Corp. (Holding Companies - Diversified)	1,750	75,425
Level 3 Communications, Inc. * (Telecommunications)	13,750	31,900
MCI, Inc. (Telecommunications)	6,250	158,563
Nextel Partners, Inc. - Class A * (Telecommunications)	1,000	25,100
NII Holdings, Inc. - Class B * (Telecommunications)	1,250	105,563
NTL, Inc. * (Telecommunications)	1,750	116,900
Qwest Communications International,	33,000	135,300
Inc. * (Telecommunications)
SBC Communications, Inc. (Telecommunications)	73,500	1,761,794
Sprint Corp. (Telecommunications)	16,200	385,236
Telephone & Data Systems, Inc. (Telecommunications)	1,250	48,750
Telephone & Data Systems, Inc. - Special Shares (Telecommunications)	1,250	46,938
US Cellular Corp. * (Telecommunications)	250	13,355
Verizon Communications, Inc. (Telecommunications)	61,500	2,010,434

Total Common Stocks (Cost $5,257,826)		6,303,919

	Principal Amount
Repurchase Agreements (1.0%)
UBS, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $86,025 (Collateralized by $90,000 Federal Home Loan Bank, 3.555%, 11/1/05, market value $89,716)	$86,000	86,000

Total Repurchase Agreements (Cost $86,000)		$86,000

See accompanying notes to the Schedules of Portfolio Investments.

Total Investment Securities (Cost $5,343,826) - 77.4%	$6,389,919

Percentages indicated are based on net assets of $8,253,507.

*	Non-income producing security

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Telecommunications Index expiring 10/4/05 (Underlying notional amount at value $1,949,217)	19,492	$(753)

ProFund VP Telecommunications invested, as a percentage of net assets, in the following industries, as of September 30, 2005:

Holding Companies-Diversified	0.9%
Telecommunications	75.5%
Other**	1.0%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Utilities

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Shares	Value
Common Stocks (101.5%)
AGL Resources, Inc. (Gas)	19,808	$735,075
Allegheny Energy, Inc. * (Electric)	44,568	1,369,129
ALLETE, Inc. (Electric)	7,428	340,277
Alliant Energy Corp. (Electric)	32,188	937,636
Ameren Corp. (Electric)	53,234	2,847,487
American Electric Power, Inc. (Electric)	108,944	4,325,077
Aqua America, Inc. (Water)	25,998	988,444
Aquila, Inc. * (Electric)	64,376	254,929
Atmos Energy Corp. (Gas)	21,046	594,550
Avista Corp. (Electric)	13,618	264,189
Black Hills Corp. (Electric)	8,666	375,844
Calpine Corp. * (Electric)	122,562	317,436
CenterPoint Energy, Inc. (Electric)	74,280	1,104,544
Cinergy Corp. (Electric)	50,758	2,254,163
CLECO Corp. (Electric)	13,618	321,112
CMS Energy Corp. * (Electric)	60,662	997,890
Consolidated Edison, Inc. (Electric)	66,852	3,245,665
Constellation Energy Group, Inc. (Electric)	48,282	2,974,171
Dominion Resources, Inc. (Electric)	94,088	8,104,739
DPL, Inc. (Electric)	33,426	929,243
DTE Energy Co. (Electric)	48,282	2,214,213
Duke Energy Corp. (Electric)	243,886	7,114,155
Duquesne Light Holdings, Inc. (Electric)	21,046	362,202
Edison International (Electric)	81,708	3,863,154
El Paso Electric Co. * (Electric)	13,618	283,935
Energen Corp. (Gas)	18,570	803,338
Energy East Corp. (Electric)	40,854	1,029,112
Entergy Corp. (Electric)	58,186	4,324,384
Equitable Resources, Inc. (Pipelines)	32,188	1,257,263
Exelon Corp. (Electric)	181,986	9,725,331
FirstEnergy Corp. (Electric)	90,374	4,710,293
FPL Group, Inc. (Electric)	99,040	4,714,304
Great Plains Energy, Inc. (Electric)	21,046	629,486
Hawaiian Electric Industries, Inc. (Electric)	22,284	621,278
IDACORP, Inc. (Electric)	11,142	335,708
KeySpan Corp. (Gas)	44,568	1,639,211
National Fuel Gas Co. (Pipelines)	22,284	762,113
New Jersey Resources Corp. (Gas)	7,428	341,539
NICOR, Inc. (Gas)	12,380	520,331
NiSource, Inc. (Electric)	74,280	1,801,290
Northeast Utilities System (Electric)	34,664	691,547
Northwest Natural Gas Co. (Gas)	7,428	276,470
NRG Energy, Inc. * (Electric)	23,522	1,002,037
NSTAR (Electric)	29,712	859,271
ONEOK, Inc. (Gas)	25,998	884,452
Peoples Energy Corp. (Gas)	9,904	390,020
Pepco Holdings, Inc. (Electric)	51,996	1,209,947
PG&E Corp. (Electric)	101,516	3,984,503
Piedmont Natural Gas Co., Inc. (Gas)	19,808	498,567
Pinnacle West Capital Corp. (Electric)	27,236	1,200,563

See accompanying notes to the Schedules of Portfolio Investments.

PNM Resources, Inc. (Electric)	16,094	461,415
PPL Corp. (Electric)	103,992	3,362,061
Progress Energy, Inc. (Electric)	68,090	3,047,028
Public Service Enterprise Group, Inc. (Electric)	65,614	4,222,917
Puget Energy, Inc. (Electric)	27,236	639,501
Questar Corp. (Pipelines)	23,522	2,072,759
Reliant Resources, Inc. * (Electric)	81,708	1,261,572
SCANA Corp. (Electric)	28,474	1,202,742
Sempra Energy (Gas)	55,710	2,621,714
Sierra Pacific Resources * (Electric)	32,188	477,992
Southern Co. (Electric)	204,270	7,304,694
Southern Union Co. * (Gas)	28,474	733,775
TECO Energy, Inc. (Electric)	54,472	981,585
The AES Corp. * (Electric)	178,272	2,929,009
TXU Corp. (Electric)	61,900	6,987,272
UGI Corp. (Gas)	28,474	801,543
Unisource Energy Corp. (Electric)	8,666	288,058
Vectren Corp. (Gas)	21,046	596,654
Westar Energy, Inc. (Electric)	23,522	567,586
WGL Holdings, Inc. (Gas)	13,618	437,546
Wisconsin Energy Corp. (Electric)	32,188	1,284,945
WPS Resources Corp. (Electric)	9,904	572,451
Xcel Energy, Inc. (Electric)	110,182	2,160,669

Total Common Stocks (Cost $107,117,679)		136,347,105

Total Investment Securities (Cost $107,117,679) - 101.5%		$136,347,105

Percentages indicated are based on net assets of $134,292,558.

*	Non-income producing security

ProFund VP Utilities invested, as a percentage of net assets, in the following industries, as of September 30,2005:

Electric	89.0%
Gas	8.8%
Pipelines	3.0%
Water	0.7%

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP U.S. Government Plus

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (36.9%)
Federal Farm Credit Bank*, 3.00%, 10/3/05	$8,610,000	$8,610,000
Federal Home Loan Bank*, 3.00%, 10/3/05	8,610,000	8,610,000
Federal Home Loan Mortgage Corp.*, 3.00%, 10/3/05	8,610,000	8,610,000
Federal National Mortgage Association*, 3.00%, 10/3/05	8,610,000	8,610,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $34,440,000)		34,440,000

U.S. Treasury Obligations (23.9%)
U.S. Treasury Bonds, 5.375%, 2/15/31	19,840,000	22,245,600

TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,549,870)		22,245,600

Repurchase Agreements (9.2%)
UBS*, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $8,606,545 (Collateralized by $8,975,000 various Federal National Mortgage Association Securities, 3.00%-3.94%, 5/3/06-3/2/07, market value $8,777,996)	8,604,000	8,604,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,604,000)		8,604,000

TOTAL INVESTMENT SECURITIES (Cost $65,593,870) - 70.0%		$65,289,600

Percentages indicated are based on net assets of $93,219,545.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond expiring 9/30/05 (Underlying notional amount at value $95,651,595)	85,308,000	$(2,506,127)

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Rising Rates Opportunity

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (79.5%)
Federal Farm Credit Bank*, 3.00%, 10/3/05	$33,841,000	$33,841,000
Federal Home Loan Bank*, 3.00%, 10/3/05	33,841,000	33,841,000
Federal Home Loan Mortgage Corp.*, 3.00%, 10/3/05	33,841,000	33,841,000
Federal National Mortgage Association*, 3.00%, 10/3/05	33,841,000	33,841,000

Total U.S. Government Agency Obligations (Cost $135,364,000)		135,364,000

Repurchase Agreements (19.9%)
UBS*, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $33,833,336 (Collateralized by $34,560,000 various U.S. Government Agency Obligations, 3.775% - 3.841%, 10/5/05 - 12/12/05, market value $34,510,232)	33,830,000	33,830,000

Total Repurchase Agreements (Cost $33,830,000)		33,830,000

	Contracts
Options Purchased (NM)
30-year U.S. Treasury Bond Call Option expiring December 2005 @ $134	500	2,113

Total Options Purchased (Cost $9,313)		2,113

TOTAL INVESTMENT SECURITIES (Cost $169,203,313) - 99.4%		$169,196,113

Percentages indicated are based on net assets of $170,222,413.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
30-year U.S. Treasury Bond Futures Contract expiring December 2005	45	$15,401
(Underlying face amount at value $5,149,688)

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond expiring 9/30/05 (Underlying notional amount at value $209,682,720)	(187,008,000)	165,284

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Money Market

Schedule of Portfolio Investments

September 30, 2005

(unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (190.6%)
Federal Farm Credit Bank, 3.00%, 10/3/05	$12,008,000	$12,008,000
Federal Home Loan Bank, 3.00%, 10/3/05	12,008,000	12,008,000
Federal Home Loan Mortgage Corp., 3.00%, 10/3/05	12,008,000	12,008,000

Federal National Mortgage Association, 3.00%, 10/3/05	12,008,000	12,008,000

Total U.S. Government Agency Obligations (Cost $48,032,000)		48,032,000

Repurchase Agreements (47.6%)
UBS, 3.55%, 10/3/05, dated 9/30/05, with a maturity value of $12,008,551 (Collateralized by $12,541,000 Federal National Mortgage Association, 3.94%, 5/3/06, market value $12,245,906)	12,005,000	12,005,000

Total Repurchase Agreements (Cost $12,005,000)		12,005,000

Total Investment Securities (Cost $60,037,000) - 238.2%		$60,037,000

Percentages indicated are based on net assets of $25,209,197.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS

Notes to Schedules of Portfolio Investments

September 30, 2005

(unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying schedules of portfolio investments relate to the following portfolios of the Trust: Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, OTC ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, Europe 30 ProFund, UltraBull ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, UltraOTC ProFund, UltraJapan ProFund, Bear ProFund, Short Small-Cap ProFund, Short OTC ProFund, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort OTC ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Goods UltraSector ProFund, Consumer Services UltraSector ProFund, Financials UltraSector ProFund, Health Care UltraSector ProFund, Industrials UltraSector ProFund, Internet UltraSector ProFund, Mobile Telecommunications UltraSector ProFund, Oil & Gas UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, Short Oil & Gas ProFund, Short Real Estate ProFund, U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund, Rising Rates Opportunity ProFund, Rising U.S. Dollar ProFund, Falling U.S. Dollar ProFund, Money Market ProFund, ProFund VP Bull, ProFund, VP Small-Cap, ProFund VP OTC, ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Japan, ProFund VP UltraBull, ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraOTC, ProFund VP Bear, ProFund VP Short Mid-Cap, ProFund VP Short Small-Cap, ProFund VP Short OTC, ProFund VP Banks, ProFund VP Basic Materials, ProFund VP Biotechnology, ProFund VP Consumer Goods, ProFund VP Consumer Services, ProFund VP Financials, ProFund VP Health Care, ProFund VP Industrials, ProFund VP Internet, ProFund VP Oil & Gas, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Real Estate, ProFund VP Semiconductor, ProFund VP Technology, ProFund VP Telecommunications, ProFund VP Utilities, ProFund VP U.S. Government Plus, ProFund VP Rising Rates Opportunity and ProFund VP Money Market (collectively, the “ProFunds” and individually, a “ProFund”). The ProFunds, excluding the Money Market ProFund and the ProFund VP Money Market, are referred to as the “non-money market ProFunds”. Each non-money market ProFund is a “non-diversified” series of the Trust pursuant to the 1940 Act. The Money Market ProFund seeks to achieve its objective by investing all of its investable assets in the Scudder Cash Management Portfolio (the “Portfolio”), an open-end management investment company that has the same investment objectives as the Money Market ProFund. The percentage of the Portfolio owned by the Money Market ProFund as of September 30, 2005 was approximately 6.26%. The Portfolio’s schedule of portfolio investments is included in this Form and should be read in conjunction with the Money Market ProFund’s schedule of portfolio investments.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in preparation of its schedules of portfolio investments. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of schedules of portfolio investments in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Security Valuation

The securities in the portfolio of a non-money market ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or last sale price on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price, if applicable, or at such other price that ProFund Advisors LLC (the “Advisor”) deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees. Prices are generally provided by a third party pricing service.

PROFUNDS

Notes to Schedules of Portfolio Investments

September 30, 2005

(unaudited)

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940.

For the non-money market ProFunds, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued at their last sale price prior to that time at which the ProFund determines its net assets value unless there was no sale on that day, in which case the value of a futures contract purchased by a ProFund will be valued at the last bid quote (if purchased by a ProFund) or the last asked quote (if sold by a ProFund) prior to the time at which the ProFund calculates net asset value. Alternatively, if there was no sale on that day, fair valuation procedures as described below may be applied if deemed more appropriate. Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a repurchase agreement with the non-money market ProFunds and ProFund VP Money Market will be monitored by the Advisor.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement.

Futures Contracts and Related Options

The non-money market ProFunds may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified security, commodity, or index on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take delivery of) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When the ProFund purchases a put or call option on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures

PROFUNDS

Notes to Schedules of Portfolio Investments

September 30, 2005

(unaudited)

contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, the ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund as unrealized gains or losses. The ProFund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss. The face or contract amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Index Options and Options on Futures Contracts

The non-money market ProFunds may purchase and write options on stock indexes and stock index futures to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

Put and call options purchased are accounted for in the same manner as portfolio securities. For options on futures contracts, the cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund will realize a gain or loss upon the expiration or closing of the option transaction.

Index options and options on futures contracts are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the possibility of an illiquid market for the options or the inability of counterparties to perform. The ProFunds did not write options as of September 30, 2005.

Foreign Currency Transactions

The accounting records of the ProFunds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

PROFUNDS

Notes to Schedules of Portfolio Investments

September 30, 2005

(unaudited)

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Swap Agreements

The non-money market ProFunds may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” for example, the return on or increase in value of a particular dollar amount invested in a “basket” of securities. Most swap agreements entered into by the ProFunds calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). A ProFund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the ProFund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund on the notional amount. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund on the notional amount are recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by cash and certain securities of each particular ProFund.

The non-money market ProFunds may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). Their operations is similar to that of the swaps disclosed above except that the counterparty pays interest to the ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, the ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The notional amounts reflect the extent of the total investment exposure each ProFund has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

3.	Securities Transactions

Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date.

PROFUNDS

Notes to Schedules of Portfolio Investments

September 30, 2005

(unaudited)

4.	Concentration Risk

Each UltraSector ProFund, each Short Sector ProFund, each Sector ProFund VP and ProFund VP Asia 30 may maintain exposure to issuers conducting business in a specific market sector or industry sector. These ProFunds are subject to the risk that those issuers (or that market sector or industry) will perform poorly, and the ProFunds will be negatively impacted by that poor performance. Each of Large-Cap Value ProFund, Large-Cap Growth ProFund, Europe 30 ProFund, UltraDow 30 ProFund, U.S. Government Plus ProFund, Short OTC ProFund, Short Small-Cap ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, Rising Rates Opportunity 10 ProFund, Rising Rates Opportunity ProFund, ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Europe 30, ProFund VP U.S. Government Plus, ProFund VP Short Mid-Cap, ProFund VP Short Small-Cap, ProFund VP Short OTC and ProFund VP Rising Rates Opportunity may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated. Each of Europe 30 ProFund, UltraJapan ProFund, Rising U.S. Dollar ProFund, Falling U.S. Dollar ProFund, ProFund VP Asia 30, ProFund VP Europe 30 and ProFund VP Japan may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which they focus their investment.

5.	Federal Income Tax Information

At September 30, 2005, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bull ProFund	$77,799,307	$761,356	$(323,039)	$438,317
Mid-Cap ProFund	35,788,075	8,980,924	(165,464)	8,815,460
Small-Cap ProFund	130,598,331	7,460,293	(2,079,588)	5,380,705
OTC ProFund	43,666,197	4,595,521	(84,523)	4,510,998
Large-Cap Value ProFund	22,554,466	1,958,041	(58,242)	1,899,799
Large-Cap Growth ProFund	4,967,439	234,816	(5,568)	229,248
Mid-Cap Value ProFund	96,716,018	9,952,946	(847,057)	9,105,889
Mid-Cap Growth ProFund	14,161,649	659,450	(62,272)	597,178
Small-Cap Value ProFund	11,914,945	—	(41,697)	(41,697)
Small-Cap Growth ProFund	51,556,053	4,867,628	(919,340)	3,948,288
Europe 30 ProFund	45,578,302	1,656,468	(313,145)	1,343,323
UltraBull ProFund	196,615,557	—	(19,324,624)	(19,324,624)
UltraMid-Cap ProFund	112,934,893	9,638,198	(1,437,369)	8,200,829
UltraSmall-Cap ProFund	159,398,019	1,728,084	(2,866,926)	(1,138,842)
UltraDow 30 ProFund	30,953,300	1,860,732	(143,131)	1,717,601
UltraOTC ProFund	568,234,549	—	(203,326,172)	(203,326,172)
UltraJapan ProFund	197,350,750	—	—	—
Bear ProFund	35,522,013	—	—	—
Short Small-Cap ProFund	27,885,640	—	—	—
Short OTC ProFund	27,141,950	—	—	—
UltraBear ProFund	111,716,075	—	—	—
UltraShort Mid-Cap ProFund	9,491,730	—	—	—
UltraShort Small-Cap ProFund	144,190,280	—	—	—
UltraShort Dow 30 ProFund	30,004,724	—	—	—
UltraShort OTC ProFund	224,116,560	—	—	—
Banks UltraSector ProFund	1,419,036	89,624	(1,743)	87,881
Basic Materials UltraSector ProFund	8,312,432	125,401	(73,563)	51,838
Biotechnology UltraSector ProFund	43,038,894	3,864,987	(70,877)	3,794,110
Consumer Goods UltraSector ProFund	2,214,149	—	(12,210)	(12,210)
Consumer Services UltraSector ProFund	418,396	—	(43,853)	(43,853)
Financials UltraSector ProFund	2,872,936	157,077	(7,472)	149,605
Health Care UltraSector ProFund	17,126,038	501,572	(98,178)	403,394
Industrials UltraSector ProFund	999,477	—	(49,518)	(49,518)
Internet UltraSector ProFund	25,084,032	4,956,509	(17,110)	4,939,399
Mobile Telecommunications UltraSector ProFund	32,693,969	2,798,382	(1,116,228)	1,682,154
Oil & Gas UltraSector ProFund	180,083,583	32,863,362	(194,537)	32,668,825
Pharmaceuticals UltraSector ProFund	11,122,406	—	(1,309,531)	(1,309,531)
Precious Metals UltraSector ProFund	139,564,000	—	—	—
Real Estate UltraSector ProFund	25,762,292	1,490,147	(28,470)	1,461,677
Semiconductor UltraSector ProFund	29,569,673	—	(3,175,644)	(3,175,644)
Technology UltraSector ProFund	15,217,350	—	(183,317)	(183,317)
Telecommunications UltraSector ProFund	1,513,150	—	(144,910)	(144,910)
Utilities UltraSector ProFund	61,391,098	5,979,765	(45,232)	5,934,533
Short Oil & Gas ProFund	1,787,000	—	—	—
Short Real Estate ProFund	21,597,000	—	—	—
U.S. Government Plus ProFund	66,734,594	—	(71,606)	(71,606)
Rising Rates Opportunity 10 ProFund	19,052,207	—	—	—
Rising Rates Opportunity ProFund	488,263,225	—	—	—
Rising U.S. Dollar ProFund	51,049,000	—	—	—
Falling U.S. Dollar ProFund	15,019,000	—	—	—
Money Market ProFund	645,643,975	—	—	—
ProFund VP Bull	228,521,601	19,003,837	(652,283)	18,351,554
ProFund VP Small-Cap	110,383,750	10,796,791	(1,938,102)	8,858,689
ProFund VP OTC	66,199,958	5,549,068	(58,060)	5,491,008
ProFund VP Large-Cap Value	80,029,709	—	(298,774)	(298,774)
ProFund VP Large-Cap Growth	79,207,010	—	(485,068)	(485,068)
ProFund VP Mid-Cap Value	142,875,878	5,894,777	(238,833)	5,655,944
ProFund VP Mid-Cap Growth	92,222,924	3,579,593	(380,713)	3,198,880
ProFund VP Small-Cap Value	45,317,563	6,899,041	(301,309)	6,597,732
ProFund VP Small-Cap Growth	165,228,544	24,417,557	(2,241,387)	22,176,170
ProFund VP Asia 30	54,823,620	11,117,149	(766,200)	10,350,949
ProFund VP Europe 30	112,225,950	20,870,708	(311,349)	20,559,359
ProFund VP Japan	56,062,500	—	—	—
ProFund VP UltraBull	76,976,625	2,487,830	(232,444)	2,255,386
ProFund VP UltraMid-Cap	62,774,881	5,844,896	(421,325)	5,423,571
ProFund VP UltraSmall-Cap	50,874,171	1,258,023	(927,141)	330,882
ProFund VP UltraOTC	112,987,166	—	(33,440,516)	(33,440,516)
ProFund VP Bear	116,416,363	—	—	—
ProFund VP Short Mid-Cap	4,459,420	—	—	—
ProFund VP Short Small-Cap	44,302,025	—	—	—
ProFund VP Short OTC	43,306,950	—	—	—
ProFund VP Banks	4,739,918	412,300	(10,045)	402,255
ProFund VP Basic Materials	15,329,129	1,427,019	(78,447)	1,348,572
ProFund VP Biotechnology	20,851,716	988,994	(63,560)	925,434
ProFund VP Consumer Goods	6,845,381	456,138	(34,632)	421,506
ProFund VP Consumer Services	4,131,791	216,062	(27,885)	188,177
ProFund VP Financials	16,398,106	2,326,640	(110,209)	2,216,431
ProFund VP Health Care	42,201,681	4,314,847	(588,018)	3,726,829
ProFund VP Industrials	7,880,628	967,290	(12,395)	954,895
ProFund VP Internet	10,497,304	2,229,194	(5,206)	2,223,988
ProFund VP Oil & Gas	159,826,964	53,496,253	(60,322)	53,435,931
ProFund VP Pharmaceuticals	9,433,464	—	(1,385,194)	(1,385,194)
ProFund VP Precious Metals	76,404,000	—	—	—
ProFund VP Real Estate	45,721,650	10,224,380	(126,903)	10,097,477
ProFund VP Semiconductor	9,876,849	461,675	(5,566)	456,109
ProFund VP Technology	16,895,231	—	(304,548)	(304,548)
ProFund VP Telecommunications	6,870,994	—	(481,075)	(481,075)
ProFund VP Utilities	13,407,065	123,076,287	(136,247)	122,940,040
ProFund VP U.S. Government Plus	65,852,805	—	(563,205)	(563,205)
ProFund VP Rising Rates Opportunity	169,196,113	—	—	—
ProFund VP Money Market	60,037,000	—	—	—

Investment Portfolio	as of September 30, 2005	(Unaudited)

Scudder Cash Management Portfolio

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 24.8%
Australia & New Zealand Banking Group Ltd., 3.59%, 5/30/2006	25,000,000	25,000,000
Bank of Tokyo-Mitsubishi:
3.77%, 11/1/2005	100,000,000	100,000,000
3.79%, 10/24/2005	50,000,000	50,000,000
Barclays Bank PLC:
3.73%, 11/14/2005	150,000,000	150,000,000
3.755%, 11/17/2005	65,000,000	65,000,000
4.0%, 3/1/2006	80,000,000	80,000,000
BNP Paribas, 3.745%, 11/25/2005	75,000,000	75,000,000
Calyon, 3.27%, 3/6/2006	55,000,000	55,000,000
Calyon North America, Inc., 4.16%, 8/8/2006	50,000,000	50,026,284
Citibank, NA, 3.84%, 12/19/2005	150,000,000	150,000,000
Credit Agricole SA, 3.8%, 12/13/2005	200,000,000	200,000,000
Credit Suisse, 3.735%, 11/14/2005	115,000,000	115,000,000
Depfa Bank PLC, 3.22%, 2/6/2006	101,000,000	101,000,000
Dexia Credit Local, 3.75%, 12/9/2005	215,000,000	215,000,000
HBOS Treasury Services PLC, 3.62%, 4/12/2006	60,000,000	60,000,000
HSBC Bank PLC, 6.5%, 1/24/2006	11,550,000	11,665,102
HSH Nordbank, 3.8%, 10/27/2005	129,600,000	129,600,000
Landesbank Baden Wurttemberg, 3.82%, 12/15/2005	85,000,000	84,994,667
LaSalle Bank NA, 3.59%, 5/30/2006	50,000,000	50,000,000
Natexis Banque Populaires, 3.76%, 11/25/2005	95,000,000	95,000,000
Northern Rock PLC, 3.73%, 11/14/2005	55,000,000	55,000,000
Royal Bank of Canada, 4.05%, 7/24/2006	35,000,000	35,000,000
Royal Bank of Scotland PLC, 4.4%, 10/4/2006	55,000,000	55,000,000
Societe Generale, 3.265%, 3/3/2006	86,000,000	86,000,000
Tango Finance Corp., 4.045%, 7/25/2006	30,000,000	29,998,779
Toronto Dominion Bank:
3.6%, 6/7/2006	32,000,000	32,000,000
3.705%, 5/19/2006	10,000,000	10,000,308
3.72%, 6/7/2006	50,000,000	49,996,678
3.73%, 6/23/2006	40,000,000	40,000,000
3.75%, 5/16/2006	21,000,000	20,998,725
3.95%, 7/31/2006	40,000,000	40,000,000
UniCredito Italiano SpA:
3.73%, 4/12/2006	10,000,000	10,000,000
3.755%, 11/16/2005	35,000,000	35,000,000
Wachovia Bank NA, 3.76%, 11/1/2005	200,000,000	200,000,000

Total Certificates of Deposit and Bank Notes (Cost $2,561,280,543)		2,561,280,543
Commercial Paper** 19.0%
AB Spintab:
3.765%, 12/13/2005	50,000,000	49,618,271
3.92%, 2/28/2006	35,000,000	34,428,333
Alliance & Leicester PLC:
3.78%, 12/16/2005	59,000,000	58,529,180
3.785%, 12/23/2005	74,000,000	73,354,237
Atlantis One Funding Corp.:
3.695%, 11/14/2005	141,430,000	140,791,286
3.76%, 12/2/2005	104,274,000	103,598,768

3.81%, 12/19/2005	45,019,000	44,642,604
Cancara Asset Securitization LLC:
3.715%, 12/9/2005	33,554,000	33,315,082
3.77%, 12/12/2005	9,856,000	9,781,686
CC (USA), Inc., 3.96%, 1/20/2006	50,000,000	49,389,500
Charta, LLC, 3.74%, 10/18/2005	90,000,000	89,841,050
Ciesco, LLC, 3.87%, 10/3/2005	5,007,000	5,005,923
Dorada Finance, Inc., 4.0%, 1/27/2006	51,500,000	50,824,778
Giro Funding US Corp.:
3.58%, 10/20/2005	30,278,000	30,220,791
3.72%, 11/10/2005	36,000,000	35,851,200
3.77%, 10/19/2005	25,000,000	24,952,875
3.79%, 11/1/2005	55,000,000	54,820,501
Greyhawk Funding LLC, 3.8%, 11/1/2005	70,000,000	69,770,944
Irish Life and Permanent PLC:
3.79%, 12/14/2005	50,000,000	49,610,472
3.79%, 12/15/2005	100,000,000	99,210,417
Johnson Controls, Inc., 3.91%, 10/3/2005	50,000,000	49,989,139
K2 (USA) LLC:
3.715%, 12/9/2005	25,000,000	24,821,990
3.96%, 1/23/2006	50,000,000	49,373,000
4.0%, 1/27/2006	35,000,000	34,541,111
Lake Constance Funding LLC, 3.7%, 11/10/2005	35,500,000	35,354,056
Lehman Brothers Holdings, Inc., 3.88%, 10/3/2005	18,059,000	18,055,107
Morgan Stanley, 3.9%, 10/3/2005	30,700,000	30,693,348
Perry Global Funding LLC:
Series A, 3.56%, 10/4/2005	50,000,000	49,985,167
Series A, 3.63%, 10/11/2005	85,117,000	85,031,174
Series A, 3.81%, 11/18/2005	100,000,000	99,492,000
Sanofi-Aventis, 3.59%, 10/5/2005	56,000,000	55,977,662
Santander Central Hispano Finance (Delaware), Inc., 3.8%, 12/13/2005	162,652,000	161,398,676
Scaldis Capital LLC, 3.83%, 12/19/2005	50,000,000	49,579,764
Swedish National Housing Finance Corp., 3.925%, 3/2/2006	51,000,000	50,154,817
The Goldman Sachs Group, Inc., 3.185%, 3/3/2006	30,000,000	29,593,912
United Technologies Corp., 3.8%, 10/7/2005	25,850,000	25,833,628

Total Commercial Paper (Cost $1,957,432,449)		1,957,432,449
Master Notes 1.1%
Bear Stearns & Co., Inc., 3.96% *, 10/3/2005 (f) (Cost $110,000,000)	110,000,000	110,000,000
US Government Sponsored Agencies † 2.4%
Federal Home Loan Mortgage Corp., 2.73% *, 11/7/2005	50,000,000	50,000,000
Federal National Mortgage Association:
3.15%, 2/8/2006	32,000,000	31,949,903
3.569% *, 9/7/2006	45,000,000	44,968,745
3.678% *, 12/9/2005	15,000,000	14,998,276
3.794% *, 12/22/2006	10,000,000	9,992,760
4.0%, 8/8/2006	50,000,000	50,000,000
4.07%, 8/18/2006	40,000,000	40,000,000

Total US Government Sponsored Agencies (Cost $241,909,684)		241,909,684
Funding Agreements * 2.4%
GE Capital Assurance Co.:
2.62%, 1/25/2006	75,000,000	75,000,000
3.925%, 9/1/2006	60,000,000	60,000,000
New York Life Insurance Co., 3.994% , 9/19/2006	80,000,000	80,000,000
Travelers Insurance Co., 3.465% , 3/31/2006	30,000,000	30,000,000

Total Funding Agreements (Cost $245,000,000)		245,000,000

Asset Backed 0.1%
Volkswagen Auto Lease Trust, “A1”, Series 2005-A, 2.985%, 3/20/2006 (Cost $11,240,134)	11,240,134	11,240,134
Promissory Notes * 4.6%
The Goldman Sachs Group, Inc.:
2.48%, 10/7/2005	100,000,000	100,000,000
2.63% , 10/28/2005	9,000,000	9,000,000
3.871% , 6/23/2006	140,000,000	140,000,000
3.92%, 2/16/2006	200,000,000	200,000,000
3.933% , 6/23/2006	30,000,000	30,000,000

Total Promissory Notes (Cost $479,000,000)		479,000,000
Short Term Notes* 23.6%
American Express Centurion Bank, 3.663%, 8/8/2006	30,000,000	30,000,000
Australia & New Zealand Banking Group Ltd., 3.81%, 6/23/2006	30,000,000	30,000,000
Beta Finance, Inc., 144A, 3.56%, 4/10/2006	45,000,000	45,007,758
Branch Banking & Trust Co., 3.27%, 3/15/2006	165,000,000	164,979,462
CC (USA), Inc., 3.66%, 11/23/2005	110,000,000	110,008,020
Citigroup, Inc., 4.01%, 3/20/2006	100,000,000	100,078,843
Commonwealth Bank of Australia, 3.61%, 8/24/2006	40,000,000	40,000,000
Credit Suisse:
3.8%, 9/26/2006	93,000,000	93,000,000
3.931%, 9/26/2006	90,000,000	90,000,000
3.98%, 9/28/2006	150,000,000	150,000,000
Depfa Bank PLC, 3.88%, 6/15/2009	32,000,000	32,000,000
General Electric Co., 3.7%, 10/24/2005	86,730,000	86,732,895
Greenwich Capital Holdings, Inc.:
3.31%, 11/14/2005	75,000,000	75,000,000
3.53%, 12/5/2005	90,000,000	90,000,000
3.64%, 4/4/2006	75,000,000	75,000,000
3.75%, 12/19/2005	50,000,000	50,000,000
Harris Trust & Savings Bank, 3.575%, 2/2/2006	30,000,000	29,999,490
HSBC Finance Corp., 3.63%, 3/24/2006	25,000,000	25,000,000
International Business Machines Corp., 3.673%, 3/8/2006	66,000,000	65,997,169
K2 (USA) LLC, 3.644%, 12/7/2005	100,000,000	99,993,575
Merrill Lynch & Co., Inc.:
3.57%, 1/4/2006	35,000,000	35,000,000
3.75%, 9/15/2006	35,000,000	35,000,000
Morgan Stanley, 3.88%, 11/15/2005	25,000,000	25,000,000
National City Bank of Cleveland, 2.6%, 10/31/2005	50,000,000	49,999,785
Nationwide Building Society, 144A, 3.79%, 1/13/2006	45,000,000	45,009,604
Skandinaviska Enskila Banken, 3.58%, 7/18/2006	50,000,000	50,000,000
South Trust Bank, 3.81%, 12/14/2005	40,000,000	39,988,724
SunTrust Bank NA, 3.63%, 4/28/2006	250,000,000	250,000,000
Tango Finance Corp., 144A, 3.688%, 2/10/2006	25,000,000	24,999,118
UniCredito Italiano SpA:
3.43%, 6/30/2006	75,000,000	74,963,086
3.473%, 10/4/2006	100,000,000	99,950,870
3.8%, 2/28/2006	150,000,000	149,976,731
3.8%, 6/14/2006	75,000,000	74,970,807

Total Short Term Notes (Cost $2,437,655,937)		2,437,655,937
Time Deposits 11.4%
Barclays Bank PLC, 3.906%, 10/3/2005	203,802,298	203,802,298
ING Belgium NV, 3.9%, 10/3/2005	300,000,000	300,000,000
National Australia Bank Ltd., 3.875%, 10/3/2005	23,091,394	23,091,394

Societe Generale, 3.92%, 10/3/2005	130,000,000	130,000,000
Toronto Dominion Bank, 3.938%, 10/3/2005	120,000,000	120,000,000
UBS AG:
3.92%, 10/3/2005	200,000,000	200,000,000
3.938%, 10/3/2005	200,000,000	200,000,000

Total Time Deposit (Cost $1,176,893,692)		1,176,893,692
Municipal Bonds and Notes 0.2%
Texas, State Public Finance Authority Revenue, Unemployment Compensation, Series B, 2.125%, 12/15/2005 (Cost $14,966,467)	15,000,000	14,966,467
Repurchase Agreements *** 8.4%
Banc of America Securities LLC, 3.88%, dated 9/30/2005, to be repurchased at $105,443,394 on 10/3/2005 (a)	105,409,312	105,409,312
Banc of America Securities LLC, 3.95%, dated 9/30/2005, to be repurchased at $66,757,378 on 10/3/2005 (b)	66,735,411	66,735,411
Countrywide Securities Corp., 3.9%, dated 9/30/2005, to be repurchased at $500,162,500 on 10/3/2005 (c)	500,000,000	500,000,000
JPMorgan Securities, Inc., 3.89%, dated 9/30/2005, to be repurchased at $93,030,148 on 10/3/2005 (d)	93,000,000	93,000,000
UBS Securities LLC, 3.90%, dated 9/30/2005, to be repurchased at $106,681,057 on 10/3/2005 (e)	106,646,397	106,646,397

Total Repurchase Agreements (Cost $871,791,120)		871,791,120
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $ 10,107,170,026)	98.0	10,107,170,026
Other Assets and Liabilities, Net	2.0	207,454,180

Net Assets	100.0	10,314,624,206

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2005.

**	Annualized yield at time of purchase; not a coupon rate.

***	Repurchase agreements are fully collateralized by US Treasury, Government agency or other securities

†	Not backed by the full faith and credit of the US Government.

(b)	Collateralized by $69,753,519 Federal National Mortgage Association, 5.0%, maturing on 10/1/2035 with a value of $68,737,474.

(c)	Collateralized by:

Principal Amount ($) Security	Rate (%)	Maturity Date Collateral Value ($)
364,656,680 Federal National Mortgage Association	4.128-6.0	2/1/2017 - 10/1/2035 367,294,469
140,194,442 Federal Home Loan Mortgage Corp.	4.239-7.0	1/1/2024 - 9/1/2035 144,099,419
Total Collateral Value		511,393,888

(d)	Collateralized by $123,727,619 Federal National Mortgage Association, STRIPS, Zero Coupon, with maturities from 9/1/2033-7/1/2034 with a value of $95,790,276.

(e)	Collateralized by $145,841,537 Federal National Mortgage Association, STRIPS, Zero Coupon, with maturities from 3/1/2032-7/1/2035 with a value of $109,847,937.

(f)	Reset date; not a maturity date.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ProFunds

By (Signature and Title)*	/s/ TROY A. SHEETS
Troy A. Sheets,
Treasurer and Principal Financial Officer

Date November 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ LOUIS M. MAYBERG
Louis M. Mayberg,
President and Principal Executive Officer

Date November 16, 2005

By (Signature and Title)*	/s/ TROY A. SHEETS
Troy A. Sheets,
Treasurer and Principal Financial Officer

Date November 16, 2005

*	Print the name and title of each signing officer under his or her signature.